UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Other Investment Companies	49,435,247	60,102,504
3.3%	Short-Term Investments	2,023,190	2,023,190

100.0%	Total Investments	51,458,437	62,125,694
0.0%	Other Assets and Liabilities, Net		10,047

100.0%	Net Assets		62,135,741

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.7% of net assets

Equity Funds 39.4%

Global Real Estate 2.0%
Schwab Global Real Estate Fund (a)	177,019	1,258,606

International 7.9%
American Century International Growth Fund, Institutional Shares	74,314	992,092
Laudus International MarketMasters Fund, Select Shares (a)	79,977	1,910,658
Laudus Mondrian International Equity Fund, Institutional Shares (a)	92,696	833,340
William Blair International Small Cap Growth Fund, Institutional Shares	70,940	1,144,258

		4,880,348

Large-Cap 26.4%
Dodge & Cox Stock Fund	1,067	188,974
Laudus U.S. Large Cap Growth Fund *(a)	215,865	3,989,189
Schwab Core Equity Fund (a)	171,820	4,180,381
Schwab Dividend Equity Fund (a)	116,666	2,168,823
Schwab S&P 500 Index Fund (a)	126,462	3,852,018
TCW Relative Value Large Cap Fund	94,116	2,022,562

		16,401,947

Small-Cap 3.1%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	37,575	656,429
Schwab Small-Cap Equity Fund (a)	52,814	1,268,581

		1,925,010

		24,465,911

Fixed-Income Funds 54.2%

Inflation-Protected Bond 5.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	282,569	3,221,284

Intermediate-Term Bond 33.0%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	144,100	1,775,312
PIMCO Total Return Fund, Institutional Shares	353,336	3,847,826
Schwab Intermediate-Term Bond Fund (a)	184,315	1,878,173
Schwab Total Bond Market Fund (a)	1,373,766	12,995,823

		20,497,134

International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund *(a)	32,199	354,187

Short-Term Bond 15.4%
Schwab Short-Term Bond Market Fund (a)	1,036,224	9,595,436

		33,668,041

Money Market Fund 3.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	1,968,552	1,968,552

Total Other Investment Companies
(Cost $49,435,247)		60,102,504

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	627,616	627,616
DNB
0.03%, 08/01/14	627,616	627,616
Sumitomo Mitsui Banking Corp.
0.03%, 08/01/14	140,342	140,342
Wells Fargo
0.03%, 08/01/14	627,616	627,616

Total Short-Term Investments
(Cost $2,023,190)		2,023,190

End of Investments.

 1

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

At 07/31/14, the tax basis cost of the fund’s investments was $52,326,412 and the unrealized appreciation and depreciation were $9,799,282 and ($0), respectively, with a net unrealized appreciation of $9,799,282.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

2

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$60,102,504	$—	$—	$60,102,504
Short-Term Investments[1]	—	2,023,190	—	2,023,190

Total	$60,102,504	$2,023,190	$—	$62,125,694

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46838JUL14

 3

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.6%	Other Investment Companies	92,693,263	108,230,391
3.3%	Short-Term Investments	3,636,362	3,636,362

99.9%	Total Investments	96,329,625	111,866,753
0.1%	Other Assets and Liabilities, Net		121,871

100.0%	Net Assets		111,988,624

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.6% of net assets

Equity Funds 44.1%

Global Real Estate 2.3%
Schwab Global Real Estate Fund (a)	357,017	2,538,389

International 9.2%
American Century International Growth Fund, Institutional Shares	158,003	2,109,334
Laudus International MarketMasters Fund, Select Shares (a)	167,501	4,001,590
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	21,522	199,941
Laudus Mondrian International Equity Fund, Institutional Shares (a)	197,627	1,776,664
William Blair International Small Cap Growth Fund, Institutional Shares	139,878	2,256,238

		10,343,767

Large-Cap 28.9%
Dodge & Cox Stock Fund	2,321	411,082
Laudus U.S. Large Cap Growth Fund *(a)	427,500	7,900,205
Schwab Core Equity Fund (a)	340,185	8,276,706
Schwab Dividend Equity Fund (a)	229,695	4,270,026
Schwab S&P 500 Index Fund (a)	245,236	7,469,881
TCW Relative Value Large Cap Fund	187,569	4,030,864

		32,358,764

Small-Cap 3.7%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	79,509	1,389,027
Schwab Small-Cap Equity Fund (a)	115,222	2,767,643

		4,156,670

		49,397,590

Fixed-Income Funds 50.1%

Inflation-Protected Bond 4.6%
Schwab Treasury Inflation Protected Securities Index Fund (a)	454,293	5,178,935

Intermediate-Term Bond 31.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	283,032	3,486,959
PIMCO Total Return Fund, Institutional Shares	686,989	7,481,306
Schwab Intermediate-Term Bond Fund (a)	346,951	3,535,436
Schwab Total Bond Market Fund (a)	2,193,183	20,747,513

		35,251,214

International Bond 0.7%
Laudus Mondrian International Government Fixed Income Fund *(a)	75,827	834,099

Short-Term Bond 13.3%
Schwab Short-Term Bond Market Fund (a)	1,606,559	14,876,736

		56,140,984

Money Market Fund 2.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	2,691,817	2,691,817

Total Other Investment Companies
(Cost $92,693,263)		108,230,391

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	1,127,370	1,127,370
DNB
0.03%, 08/01/14	1,127,370	1,127,370
Sumitomo Mitsui Banking Corp.
0.03%, 08/01/14	254,252	254,252
Wells Fargo
0.03%, 08/01/14	1,127,370	1,127,370

Total Short-Term Investments
(Cost $3,636,362)		3,636,362

End of Investments.

 1

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

At 07/31/14, the tax basis cost of the fund’s investments was $96,835,390 and the unrealized appreciation and depreciation were $15,113,667 and ($82,304), respectively, with a net unrealized appreciation of $15,031,363.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

2

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$108,230,391	$—	$—	$108,230,391
Short-Term Investments[1]	—	3,636,362	—	3,636,362

Total	$108,230,391	$3,636,362	$—	$111,866,753

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46839JUL14

 3

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.9%	Other Investment Companies	367,689,700	464,905,371
3.0%	Short-Term Investments	14,339,357	14,339,357

99.9%	Total Investments	382,029,057	479,244,728
0.1%	Other Assets and Liabilities, Net		288,310

100.0%	Net Assets		479,533,038

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.9% of net assets

Equity Funds 57.7%

Global Real Estate 3.0%
Schwab Global Real Estate Fund (a)	1,986,150	14,121,529

International 12.5%
American Century International Growth Fund, Institutional Shares	873,772	11,664,850
Laudus International MarketMasters Fund, Select Shares (a)	937,112	22,387,604
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	348,793	3,240,286
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,139,876	10,247,482
William Blair International Small Cap Growth Fund, Institutional Shares	775,494	12,508,721

		60,048,943

Large-Cap 36.4%
Dodge & Cox Stock Fund	12,724	2,253,262
Laudus U.S. Large Cap Growth Fund *(a)	2,320,496	42,882,770
Schwab Core Equity Fund (a)	1,866,423	45,410,075
Schwab Dividend Equity Fund (a)	1,231,834	22,899,790
Schwab S&P 500 Index Fund (a)	1,318,123	40,150,032
TCW Relative Value Large Cap Fund	983,006	21,124,791

		174,720,720

Small-Cap 5.8%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	542,441	9,476,448
Schwab Small-Cap Equity Fund (a)	755,522	18,147,641

		27,624,089

		276,515,281

Fixed-Income Funds 38.2%

Inflation-Protected Bond 3.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,328,637	15,146,457

Intermediate-Term Bond 26.1%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,357,972	16,730,211
PIMCO Total Return Fund, Institutional Shares	3,227,883	35,151,644
Schwab Intermediate-Term Bond Fund (a)	1,420,670	14,476,630
Schwab Total Bond Market Fund (a)	6,239,171	59,022,555

		125,381,040

International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	466,383	5,130,210

Short-Term Bond 7.9%
Schwab Short-Term Bond Market Fund (a)	4,074,739	37,732,079

		183,389,786

Money Market Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	5,000,304	5,000,304

Total Other Investment Companies
(Cost $367,689,700)		464,905,371

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	4,650,101	4,650,101
DNB
0.03%, 08/01/14	4,844,628	4,844,628
Wells Fargo
0.03%, 08/01/14	4,844,628	4,844,628

Total Short-Term Investments
(Cost $14,339,357)		14,339,357

End of Investments.

 1

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

At 07/31/14, the tax basis cost of the fund’s investments was $384,415,345 and the unrealized appreciation and depreciation were $95,049,988 and ($220,605), respectively, with a net unrealized appreciation of $94,829,383.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

2

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$464,905,371	$—	$—	$464,905,371
Short-Term Investments[1]	—	14,339,357	—	14,339,357

Total	$464,905,371	$14,339,357	$—	$479,244,728

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46840JUL14

 3

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	258,376,720	311,092,304
3.3%	Short-Term Investments	10,546,393	10,546,393

100.1%	Total Investments	268,923,113	321,638,697
(0.1%)	Other Assets and Liabilities, Net		(368,436)

100.0%	Net Assets		321,270,261

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 67.6%

Global Real Estate 3.4%
Schwab Global Real Estate Fund (a)	1,546,960	10,998,885

International 15.1%
American Century International Growth Fund, Institutional Shares	681,758	9,101,464
Laudus International MarketMasters Fund, Select Shares (a)	735,978	17,582,514
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	420,362	3,905,162
Laudus Mondrian International Equity Fund, Institutional Shares (a)	907,453	8,158,005
William Blair International Small Cap Growth Fund, Institutional Shares	605,231	9,762,370

		48,509,515

Large-Cap 41.7%
Dodge & Cox Stock Fund	9,695	1,716,879
Laudus U.S. Large Cap Growth Fund *(a)	1,778,074	32,858,807
Schwab Core Equity Fund (a)	1,442,334	35,091,994
Schwab Dividend Equity Fund (a)	936,688	17,413,027
Schwab S&P 500 Index Fund (a)	1,005,674	30,632,837
TCW Relative Value Large Cap Fund	750,412	16,126,350

		133,839,894

Small-Cap 7.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	472,818	8,260,130
Schwab Small-Cap Equity Fund (a)	653,616	15,699,848

		23,959,978

		217,308,272

Fixed-Income Funds 29.2%

Inflation-Protected Bond 2.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	606,906	6,918,729

Intermediate-Term Bond 21.1%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	891,482	10,983,055
PIMCO Total Return Fund, Institutional Shares	2,029,515	22,101,416
Schwab Intermediate-Term Bond Fund (a)	835,341	8,512,126
Schwab Total Bond Market Fund (a)	2,779,443	26,293,534

		67,890,131

International Bond 1.0%
Laudus Mondrian International Government Fixed Income Fund *(a)	292,112	3,213,232

Short-Term Bond 4.9%
Schwab Short-Term Bond Market Fund (a)	1,702,153	15,761,940

		93,784,032

Total Other Investment Companies
(Cost $258,376,720)		311,092,304

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	3,249,770	3,249,770
DNB
0.03%, 08/01/14	3,249,770	3,249,770
Sumitomo Mitsui Banking Corp.
0.03%, 08/01/14	797,083	797,083
Wells Fargo
0.03%, 08/01/14	3,249,770	3,249,770

Total Short-Term Investments
(Cost $10,546,393)		10,546,393

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $270,096,596 and the unrealized appreciation and depreciation were $52,114,131 and ($572,030), respectively, with a net unrealized appreciation of $51,542,101.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

2

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$311,092,304	$—	$—	$311,092,304
Short-Term Investments[1]	—	10,546,393	—	10,546,393

Total	$311,092,304	$10,546,393	$—	$321,638,697

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46841JUL14

 3

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Other Investment Companies	506,408,576	685,459,079
2.5%	Short-Term Investments	17,876,314	17,876,314

99.9%	Total Investments	524,284,890	703,335,393
0.1%	Other Assets and Liabilities, Net		355,814

100.0%	Net Assets		703,691,207

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.4% of net assets

Equity Funds 75.5%

Global Real Estate 3.9%
Schwab Global Real Estate Fund (a)	3,796,700	26,994,539

International 17.2%
American Century International Growth Fund, Institutional Shares	1,661,159	22,176,476
Laudus International MarketMasters Fund, Select Shares (a)	1,798,617	42,968,954
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,304,081	12,114,914
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,235,844	20,100,235
William Blair International Small Cap Growth Fund, Institutional Shares	1,475,552	23,800,652

		121,161,231

Large-Cap 45.5%
Dodge & Cox Stock Fund	22,319	3,952,388
Laudus U.S. Large Cap Growth Fund *(a)	4,271,704	78,941,081
Schwab Core Equity Fund (a)	3,458,382	84,142,430
Schwab Dividend Equity Fund (a)	2,248,399	41,797,732
Schwab S&P 500 Index Fund (a)	2,404,675	73,246,391
TCW Relative Value Large Cap Fund	1,784,472	38,348,301

		320,428,323

Small-Cap 8.9%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,243,847	21,730,000
Schwab Small-Cap Equity Fund (a)	1,711,367	41,107,032

		62,837,032

		531,421,125

Fixed-Income Funds 21.9%

Inflation-Protected Bond 1.7%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,018,330	11,608,966

Intermediate-Term Bond 16.4%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,768,720	21,790,628
PIMCO Total Return Fund, Institutional Shares	3,731,481	40,635,831
Schwab Intermediate-Term Bond Fund (a)	1,456,537	14,842,107
Schwab Total Bond Market Fund (a)	4,015,150	37,983,316

		115,251,882

International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund *(a)	527,239	5,799,633

Short-Term Bond 3.0%
Schwab Short-Term Bond Market Fund (a)	2,308,582	21,377,473

		154,037,954

Total Other Investment Companies
(Cost $506,408,576)		685,459,079

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.5% of net assets

Time Deposits 2.5%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	7,143,446	7,143,446
DNB
0.03%, 08/01/14	7,143,446	7,143,446
Sumitomo Mitsui Banking Corp.
0.03%, 08/01/14	3,589,422	3,589,422

Total Short-Term Investments
(Cost $17,876,314)		17,876,314

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $528,388,095 and the unrealized appreciation and depreciation were $176,178,880 and ($1,231,582), respectively, with a net unrealized appreciation of $174,947,298.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

2

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$685,459,079	$—	$—	$685,459,079
Short-Term Investments[1]	—	17,876,314	—	17,876,314

Total	$685,459,079	$17,876,314	$—	$703,335,393

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46842JUL14

 3

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.5%	Other Investment Companies	205,573,400	255,780,574
2.5%	Short-Term Investments	6,445,905	6,445,905

100.0%	Total Investments	212,019,305	262,226,479
0.0%	Other Assets and Liabilities, Net		69,437

100.0%	Net Assets		262,295,916

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.5% of net assets

Equity Funds 82.4%

Global Real Estate 4.2%
Schwab Global Real Estate Fund (a)	1,544,791	10,983,464

International 19.2%
American Century International Growth Fund, Institutional Shares	667,404	8,909,847
Laudus International MarketMasters Fund, Select Shares (a)	730,565	17,453,194
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	647,901	6,018,999
Laudus Mondrian International Equity Fund, Institutional Shares (a)	913,130	8,209,043
William Blair International Small Cap Growth Fund, Institutional Shares	597,834	9,643,063

		50,234,146

Large-Cap 48.7%
Dodge & Cox Stock Fund	9,011	1,595,680
Laudus U.S. Large Cap Growth Fund *(a)	1,697,298	31,366,073
Schwab Core Equity Fund (a)	1,388,234	33,775,724
Schwab Dividend Equity Fund (a)	893,941	16,618,363
Schwab S&P 500 Index Fund (a)	958,633	29,199,948
TCW Relative Value Large Cap Fund	710,041	15,258,792

		127,814,580

Small-Cap 10.3%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	536,545	9,373,434
Schwab Small-Cap Equity Fund (a)	735,664	17,670,643

		27,044,077

		216,076,267

Fixed-Income Funds 15.1%

Inflation-Protected Bond 1.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	232,882	2,654,856

Intermediate-Term Bond 11.7%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	515,516	6,351,159
PIMCO Total Return Fund, Institutional Shares	1,113,721	12,128,424
Schwab Intermediate-Term Bond Fund (a)	384,060	3,913,571
Schwab Total Bond Market Fund (a)	878,085	8,306,687

		30,699,841

International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund *(a)	114,688	1,261,565

Short-Term Bond 1.9%
Schwab Short-Term Bond Market Fund (a)	549,465	5,088,045

		39,704,307

Total Other Investment Companies
(Cost $205,573,400)		255,780,574

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.5% of net assets

Time Deposits 2.5%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	1,123,919	1,123,919
DNB
0.03%, 08/01/14	2,660,993	2,660,993
Wells Fargo
0.03%, 08/01/14	2,660,993	2,660,993

Total Short-Term Investments
(Cost $6,445,905)		6,445,905

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $212,965,492 and the unrealized appreciation and depreciation were $49,619,981 and ($358,994), respectively, with a net unrealized appreciation of $49,260,987.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

2

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$255,780,574	$—	$—	$255,780,574
Short-Term Investments[1]	—	6,445,905	—	6,445,905

Total	$255,780,574	$6,445,905	$—	$262,226,479

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46843JUL14

 3

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Other Investment Companies	522,617,419	723,953,961
2.0%	Short-Term Investments	14,986,193	14,986,193

100.0%	Total Investments	537,603,612	738,940,154
0.0%	Other Assets and Liabilities, Net		261,472

100.0%	Net Assets		739,201,626

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.0% of net assets

Equity Funds 88.3%

Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	4,677,592	33,257,676

International 20.9%
American Century International Growth Fund, Institutional Shares	2,023,174	27,009,368
Laudus International MarketMasters Fund, Select Shares (a)	2,200,718	52,575,147
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,283,871	21,217,157
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,762,965	24,839,057
William Blair International Small Cap Growth Fund, Institutional Shares	1,798,491	29,009,655

		154,650,384

Large-Cap 51.4%
Dodge & Cox Stock Fund	26,696	4,727,590
Laudus U.S. Large Cap Growth Fund *(a)	5,060,281	93,513,985
Schwab Core Equity Fund (a)	4,121,306	100,271,370
Schwab Dividend Equity Fund (a)	2,638,124	49,042,718
Schwab S&P 500 Index Fund (a)	2,845,421	86,671,537
TCW Relative Value Large Cap Fund	2,113,990	45,429,648

		379,656,848

Small-Cap 11.5%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,691,376	29,548,340
Schwab Small-Cap Equity Fund (a)	2,308,988	55,461,883

		85,010,223

		652,575,131

Fixed-Income Funds 9.7%

Inflation-Protected Bond 0.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	339,866	3,874,478

Intermediate-Term Bond 7.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,188,002	14,636,184
PIMCO Total Return Fund, Institutional Shares	2,323,963	25,307,959
Schwab Intermediate-Term Bond Fund (a)	647,108	6,594,030
Schwab Total Bond Market Fund (a)	1,026,681	9,712,400

		56,250,573

International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	102,247	1,124,714

Short-Term Bond 1.4%
Schwab Short-Term Bond Market Fund (a)	1,093,852	10,129,065

		71,378,830

Total Other Investment Companies
(Cost $522,617,419)		723,953,961

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
DNB
0.03%, 08/01/14	7,463,950	7,463,950
Wells Fargo
0.03%, 08/01/14	7,522,243	7,522,243

Total Short-Term Investments
(Cost $14,986,193)		14,986,193

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $541,961,557 and the unrealized appreciation and depreciation were $197,698,909 and ($720,312), respectively, with a net unrealized appreciation of $196,978,597.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

2

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$723,953,961	$—	$—	$723,953,961
Short-Term Investments[1]	—	14,986,193	—	14,986,193

Total	$723,953,961	$14,986,193	$—	$738,940,154

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46844JUL14

 3

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	31,890,037	34,158,529
2.0%	Short-Term Investments	691,874	691,874

99.9%	Total Investments	32,581,911	34,850,403
0.1%	Other Assets and Liabilities, Net		33,255

100.0%	Net Assets		34,883,658

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 91.4%

Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	229,216	1,629,727

International 21.8%
American Century International Growth Fund, Institutional Shares	98,080	1,309,364
Laudus International MarketMasters Fund, Select Shares (a)	107,503	2,568,248
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	119,519	1,110,333
Laudus Mondrian International Equity Fund, Institutional Shares (a)	134,772	1,211,596
William Blair International Small Cap Growth Fund, Institutional Shares	87,872	1,417,373

		7,616,914

Large-Cap 52.7%
Dodge & Cox Stock Fund	1,277	226,123
Laudus U.S. Large Cap Growth Fund *(a)	244,266	4,514,040
Schwab Core Equity Fund (a)	200,285	4,872,924
Schwab Dividend Equity Fund (a)	127,581	2,371,730
Schwab S&P 500 Index Fund (a)	137,967	4,202,469
TCW Relative Value Large Cap Fund	102,285	2,198,103

		18,385,389

Small-Cap 12.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	84,608	1,478,108
Schwab Small-Cap Equity Fund (a)	115,436	2,772,771

		4,250,879

		31,882,909

Fixed-Income Funds 6.5%

Inflation-Protected Bond 0.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	8,153	92,946

Intermediate-Term Bond 5.1%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	47,378	583,700
PIMCO Total Return Fund, Institutional Shares	83,302	907,163
Schwab Intermediate-Term Bond Fund (a)	17,553	178,867
Schwab Total Bond Market Fund (a)	12,878	121,829

		1,791,559

International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	3,558	39,142

Short-Term Bond 1.0%
Schwab Short-Term Bond Market Fund (a)	38,010	351,973

		2,275,620

Total Other Investment Companies
(Cost $31,890,037)		34,158,529

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
DNB
0.03%, 08/01/14	337,818	337,818
Wells Fargo
0.03%, 08/01/14	354,056	354,056

Total Short-Term Investments
(Cost $691,874)		691,874

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $32,616,511 and the unrealized appreciation and depreciation were $2,237,469 and ($3,577), respectively, with a net unrealized appreciation of $2,233,892.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

2

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$34,158,529	$—	$—	$34,158,529
Short-Term Investments[1]	—	691,874	—	691,874

Total	$34,158,529	$691,874	$—	$34,850,403

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG82232JUL14

 3

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Other Investment Companies	25,076,628	26,917,696
2.1%	Short-Term Investments	581,396	581,396

100.1%	Total Investments	25,658,024	27,499,092
(0.1%)	Other Assets and Liabilities, Net		(17,434)

100.0%	Net Assets		27,481,658

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.0% of net assets

Equity Funds 93.9%

Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	184,303	1,310,394

International 22.6%
American Century International Growth Fund, Institutional Shares	79,709	1,064,112
Laudus International MarketMasters Fund, Select Shares (a)	86,863	2,075,164
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	102,469	951,937
Laudus Mondrian International Equity Fund, Institutional Shares (a)	109,403	983,536
William Blair International Small Cap Growth Fund, Institutional Shares	70,669	1,139,890

		6,214,639

Large-Cap 53.7%
Dodge & Cox Stock Fund	1,017	180,045
Laudus U.S. Large Cap Growth Fund *(a)	196,486	3,631,057
Schwab Core Equity Fund (a)	161,322	3,924,971
Schwab Dividend Equity Fund (a)	102,873	1,912,416
Schwab S&P 500 Index Fund (a)	110,723	3,372,634
TCW Relative Value Large Cap Fund	81,579	1,753,130

		14,774,253

Small-Cap 12.8%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	69,721	1,218,025
Schwab Small-Cap Equity Fund (a)	95,327	2,289,750

		3,507,775

		25,807,061

Fixed-Income Funds 4.1%

Inflation-Protected Bond 0.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,646	18,764

Intermediate-Term Bond 3.2%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	22,770	280,528
PIMCO Total Return Fund, Institutional Shares	44,023	479,413
Schwab Intermediate-Term Bond Fund (a)	7,578	77,224
Schwab Total Bond Market Fund (a)	5,417	51,242

		888,407

International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	2,113	23,248

Short-Term Bond 0.7%
Schwab Short-Term Bond Market Fund (a)	19,462	180,216

		1,110,635

Total Other Investment Companies
(Cost $25,076,628)		26,917,696

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	24,150	24,150
DNB
0.03%, 08/01/14	278,623	278,623
Wells Fargo
0.03%, 08/01/14	278,623	278,623

Total Short-Term Investments
(Cost $581,396)		581,396

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $25,700,153 and the unrealized appreciation and depreciation were $1,799,758 and ($819), respectively, with a net unrealized appreciation of $1,798,939.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

2

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$26,917,696	$—	$—	$26,917,696
Short-Term Investments[1]	—	581,396	—	581,396

Total	$26,917,696	$581,396	$—	$27,499,092

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG82233JUL14

 3

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Other Investment Companies	14,199,178	15,188,379
2.2%	Short-Term Investments	340,706	340,706

100.0%	Total Investments	14,539,884	15,529,085
(0.0%)	Other Assets and Liabilities, Net		(6,857)

100.0%	Net Assets		15,522,228

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.8% of net assets

Equity Funds 95.8%

Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	105,328	748,883

International 23.2%
American Century International Growth Fund, Institutional Shares	45,900	612,764
Laudus International MarketMasters Fund, Select Shares (a)	49,987	1,194,188
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	61,560	571,892
Laudus Mondrian International Equity Fund, Institutional Shares (a)	63,049	566,812
William Blair International Small Cap Growth Fund, Institutional Shares	40,774	657,683

		3,603,339

Large-Cap 54.6%
Dodge & Cox Stock Fund	591	104,707
Laudus U.S. Large Cap Growth Fund *(a)	112,987	2,087,991
Schwab Core Equity Fund (a)	92,150	2,242,017
Schwab Dividend Equity Fund (a)	58,948	1,095,840
Schwab S&P 500 Index Fund (a)	63,438	1,932,332
TCW Relative Value Large Cap Fund	46,986	1,009,726

		8,472,613

Small-Cap 13.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	40,743	711,789
Schwab Small-Cap Equity Fund (a)	55,654	1,336,813

		2,048,602

		14,873,437

Fixed-Income Funds 2.0%

Inflation-Protected Bond 0.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	235	2,674

Intermediate-Term Bond 1.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	7,230	89,071
PIMCO Total Return Fund, Institutional Shares	14,461	157,480
Schwab Intermediate-Term Bond Fund (a)	207	2,109
Schwab Total Bond Market Fund (a)	381	3,608

		252,268

International Bond 0.0%
Laudus Mondrian International Government Fixed Income Fund *(a)	268	2,954

Short-Term Bond 0.4%
Schwab Short-Term Bond Market Fund (a)	6,160	57,046

		314,942

Total Other Investment Companies
(Cost $14,199,178)		15,188,379

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	25,320	25,320
DNB
0.03%, 08/01/14	157,693	157,693
Well Fargo
0.03%, 08/01/14	157,693	157,693

Total Short-Term Investments
(Cost $340,706)		340,706

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $14,581,371 and the unrealized appreciation and depreciation were $948,305 and ($591), respectively, with a net unrealized appreciation of $947,714.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

2

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$15,188,379	$—	$—	$15,188,379
Short-Term Investments[1]	—	340,706	—	340,706

Total	$15,188,379	$340,706	$—	$15,529,085

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG82234JUL14

 3

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	1,727,027,072	2,187,715,958
0.6%	Other Investment Company	13,373,173	13,373,173
0.3%	Short-Term Investment	5,799,885	5,799,885

100.0%	Total Investments	1,746,200,130	2,206,889,016
0.0%	Other Assets and Liabilities, Net		635,481

100.0%	Net Assets		2,207,524,497

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 0.3%
Dana Holding Corp.	287,142	6,426,238

Banks 7.6%
Bank of America Corp.	2,177,200	33,202,300
Citigroup, Inc.	460,572	22,526,577
JPMorgan Chase & Co.	216,140	12,464,794
The PNC Financial Services Group, Inc.	547,400	45,193,344
Wells Fargo & Co.	1,087,555	55,356,549

		168,743,564

Capital Goods 6.5%
Caterpillar, Inc.	300,500	30,275,375
Emerson Electric Co.	94,100	5,989,465
General Dynamics Corp.	124,300	14,514,511
Huntington Ingalls Industries, Inc.	48,700	4,427,804
IDEX Corp.	154,500	11,714,190
Masco Corp.	199,052	4,140,282
Northrop Grumman Corp.	310,800	38,312,316
PACCAR, Inc.	154,400	9,614,488
Parker Hannifin Corp.	54,100	6,218,795
United Rentals, Inc. *	168,900	17,886,510

		143,093,736

Commercial & Professional Supplies 1.6%
Manpowergroup, Inc.	196,996	15,344,018
R.R. Donnelley & Sons Co.	1,190,000	20,658,400

		36,002,418

Consumer Durables & Apparel 2.1%
Hanesbrands, Inc.	89,800	8,774,358
Jarden Corp. *	268,350	15,000,765
NIKE, Inc., Class B	217,368	16,765,594
Whirlpool Corp.	39,600	5,648,544

		46,189,261

Consumer Services 1.3%
MGM Resorts International *	524,600	14,080,264
Wyndham Worldwide Corp.	204,000	15,412,200

		29,492,464

Diversified Financials 2.7%
Berkshire Hathaway, Inc., Class B *	63,716	7,991,898
Capital One Financial Corp.	380,400	30,257,016
Lazard Ltd., Class A	292,100	15,276,830
Morgan Stanley	93,500	3,023,790
Waddell & Reed Financial, Inc., Class A	36,400	1,921,556

		58,471,090

Energy 12.4%
Baker Hughes, Inc.	257,000	17,673,890
Chesapeake Energy Corp.	70,000	1,845,900
Chevron Corp.	300,726	38,865,828
ConocoPhillips	636,700	52,527,750
EOG Resources, Inc.	381,004	41,697,078
Exxon Mobil Corp.	145,500	14,395,770
Halliburton Co.	90,033	6,211,377
Hess Corp.	67,300	6,661,354
Occidental Petroleum Corp.	598,290	58,458,916
Phillips 66	142,100	11,525,731
SM Energy Co.	232,600	18,268,404
Valero Energy Corp.	94,500	4,800,600

		272,932,598

Food & Staples Retailing 0.5%
The Kroger Co.	226,400	11,089,072

Food, Beverage & Tobacco 6.9%
Altria Group, Inc.	538,700	21,871,220
Archer-Daniels-Midland Co.	1,176,100	54,571,040
Dr Pepper Snapple Group, Inc.	57,400	3,372,824
PepsiCo, Inc.	680,400	59,943,240
Pilgrim’s Pride Corp. *	314,905	8,804,744
Tyson Foods, Inc., Class A	84,400	3,140,524

		151,703,592

Health Care Equipment & Services 5.2%
C.R. Bard, Inc.	95,800	14,296,234
Cardinal Health, Inc.	671,544	48,116,128
Centene Corp. *	78,300	5,644,647

 1

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
McKesson Corp.	134,926	25,886,902
Medtronic, Inc.	324,592	20,040,310

		113,984,221

Household & Personal Products 1.0%
Energizer Holdings, Inc.	186,800	21,437,168

Insurance 2.6%
Aflac, Inc.	97,947	5,851,354
Axis Capital Holdings Ltd.	64,800	2,796,120
CNO Financial Group, Inc.	557,800	9,025,204
Genworth Financial, Inc., Class A *	761,861	9,980,379
MetLife, Inc.	291,300	15,322,380
Reinsurance Group of America, Inc.	88,800	7,127,088
The Allstate Corp.	58,400	3,413,480
The Travelers Cos., Inc.	32,387	2,900,580

		56,416,585

Materials 4.9%
Ashland, Inc.	120,100	12,568,465
Avery Dennison Corp.	169,700	8,011,537
PPG Industries, Inc.	256,700	50,919,012
Steel Dynamics, Inc.	75,052	1,591,853
The Dow Chemical Co.	684,700	34,967,629

		108,058,496

Media 2.1%
Comcast Corp., Class A	455,000	24,447,150
Live Nation Entertainment, Inc. *	347,858	8,073,784
Starz, Class A *	153,742	4,383,184
Viacom, Inc., Class B	120,885	9,993,563

		46,897,681

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	220,000	11,514,800
Amgen, Inc.	285,552	36,376,469
Celgene Corp. *	426,500	37,169,475
Gilead Sciences, Inc. *	64,700	5,923,285
Johnson & Johnson	337,300	33,760,357
Merck & Co., Inc.	343,980	19,517,425
Pfizer, Inc.	1,946,100	55,853,070
Salix Pharmaceuticals Ltd. *	56,300	7,426,533
United Therapeutics Corp. *	50,100	4,556,094

		212,097,508

Real Estate 0.8%
CBRE Group, Inc., Class A *	140,700	4,339,188
LaSalle Hotel Properties	72,964	2,538,418
RLJ Lodging Trust	137,200	3,847,088
Simon Property Group, Inc.	43,600	7,333,084

		18,057,778

Retailing 3.1%
Best Buy Co., Inc.	315,600	9,382,788
Foot Locker, Inc.	88,506	4,206,690
Liberty Interactive Corp., Class A *	511,400	14,344,770
Macy’s, Inc.	591,500	34,182,785
The Home Depot, Inc.	88,643	7,166,787

		69,283,820

Semiconductors & Semiconductor Equipment 1.0%
Intel Corp.	607,300	20,581,397
Skyworks Solutions, Inc.	24,000	1,218,240

		21,799,637

Software & Services 9.7%
AOL, Inc. *	102,100	3,935,955
Broadridge Financial Solutions, Inc.	46,800	1,889,316
Computer Sciences Corp.	592,100	36,941,119
Global Payments, Inc.	76,700	5,313,009
Google, Inc., Class A *	20,200	11,706,910
Google, Inc., Class C *	16,700	9,545,720
Intuit, Inc.	121,100	9,926,567
Microsoft Corp.	756,800	32,663,488
Oracle Corp.	1,169,900	47,252,261
Synopsys, Inc. *	474,942	17,938,559
Xerox Corp.	2,782,200	36,891,972

		214,004,876

Technology Hardware & Equipment 7.6%
Apple, Inc.	774,900	74,057,193
Brocade Communications Systems, Inc.	237,800	2,190,138
Hewlett-Packard Co.	1,154,255	41,103,020
NetApp, Inc.	359,445	13,960,844
SanDisk Corp.	118,800	10,895,148
Western Digital Corp.	265,300	26,484,899

		168,691,242

Telecommunication Services 1.3%
Frontier Communications Corp.	370,700	2,428,085
Level 3 Communications, Inc. *	45,600	2,005,488
Verizon Communications, Inc.	465,714	23,481,300

		27,914,873

Transportation 3.7%
Delta Air Lines, Inc.	400,800	15,013,968
FedEx Corp.	115,200	16,920,576
Southwest Airlines Co.	1,222,700	34,577,956
United Parcel Service, Inc., Class B	165,100	16,029,559

		82,542,059

Utilities 4.6%
AES Corp.	1,286,409	18,794,435
American Electric Power Co., Inc.	453,700	23,587,863
Edison International	335,529	18,386,989
Entergy Corp.	289,400	21,077,002
NRG Energy, Inc.	357,734	11,075,445

2

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Public Service Enterprise Group, Inc.	269,100	9,464,247

		102,385,981

Total Common Stock
(Cost $1,727,027,072)		2,187,715,958

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	13,373,173	13,373,173

Total Other Investment Company
(Cost $13,373,173)		13,373,173

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.02%, 09/18/14 (a)(b)	5,800,000	5,799,885

Total Short-Term Investment
(Cost $5,799,885)		5,799,885

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $1,746,794,794 and the unrealized appreciation and depreciation were $473,313,893 and ($13,219,671), respectively, with a net unrealized appreciation of $460,094,222.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	113	10,875,120	(320,572)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 3

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,187,715,958	$—	$—	$2,187,715,958
Other Investment Company[1]	13,373,173	—	—	13,373,173
Short-Term Investment[1]	—	5,799,885	—	5,799,885

Total	$2,201,089,131	$5,799,885	$—	$2,206,889,016

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($320,572)	$—	$—	($320,572)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46823JUL14

 5

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	1,644,303,640	1,975,795,277
1.0%	Short-Term Investments	18,787,934	18,787,934

100.0%	Total Investments	1,663,091,574	1,994,583,211
0.0%	Other Assets and Liabilities, Net		538,481

100.0%	Net Assets		1,995,121,692

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 0.8%
General Motors Co.	490,900	16,602,238

Banks 11.8%
Bank of America Corp.	1,704,200	25,989,050
Citigroup, Inc.	1,297,400	63,455,834
Fifth Third Bancorp	106,000	2,170,880
First Niagara Financial Group, Inc.	387,000	3,328,200
Huntington Bancshares, Inc.	430,000	4,222,600
JPMorgan Chase & Co.	582,241	33,577,839
Regions Financial Corp.	376,400	3,816,696
The PNC Financial Services Group, Inc.	461,400	38,093,184
Wells Fargo & Co.	1,180,400	60,082,360

		234,736,643

Capital Goods 6.3%
3M Co.	81,400	11,468,446
Caterpillar, Inc.	253,725	25,562,794
Emerson Electric Co.	329,700	20,985,405
Exelis, Inc.	46,700	786,428
General Electric Co.	627,967	15,793,370
Huntington Ingalls Industries, Inc.	33,797	3,072,823
IDEX Corp.	32,600	2,471,732
Lockheed Martin Corp.	11,391	1,901,955
Northrop Grumman Corp.	217,200	26,774,244
Parker Hannifin Corp.	78,900	9,069,555
Raytheon Co.	39,061	3,545,567
United Rentals, Inc. *	44,300	4,691,370

		126,123,689

Commercial & Professional Supplies 1.5%
KAR Auction Services, Inc.	47,300	1,386,363
Manpowergroup, Inc.	74,209	5,780,139
Pitney Bowes, Inc.	349,800	9,465,588
R.R. Donnelley & Sons Co.	804,000	13,957,440

		30,589,530

Consumer Durables & Apparel 1.0%
Hasbro, Inc.	51,900	2,592,924
Whirlpool Corp.	116,400	16,603,296

		19,196,220

Consumer Services 1.2%
H&R Block, Inc.	404,688	13,002,625
Las Vegas Sands Corp.	44,800	3,308,480
Penn National Gaming, Inc. *	141,000	1,477,680
Yum! Brands, Inc.	81,392	5,648,605

		23,437,390

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	53,857	6,755,284
Capital One Financial Corp.	85,991	6,839,724
Interactive Brokers Group, Inc., Class A	195,000	4,487,925
Lazard Ltd., Class A	612,908	32,055,088
Morgan Stanley	1,303,720	42,162,305
The NASDAQ OMX Group, Inc.	14,000	590,660
Voya Financial, Inc.	39,400	1,461,740
Waddell & Reed Financial, Inc., Class A	152,800	8,066,312

		102,419,038

Energy 15.8%
Baker Hughes, Inc.	127,300	8,754,421
Chesapeake Energy Corp.	221,700	5,846,229
Chevron Corp.	376,315	48,634,951
ConocoPhillips	679,400	56,050,500
Devon Energy Corp.	115,400	8,712,700
EOG Resources, Inc.	305,000	33,379,200
Exxon Mobil Corp.	471,144	46,614,987
Marathon Oil Corp.	320,700	12,427,125
Murphy Oil Corp.	125,139	7,774,886
Nabors Industries Ltd.	405,453	11,012,104
Occidental Petroleum Corp.	492,700	48,141,717
Phillips 66	67,831	5,501,772
SM Energy Co.	85,000	6,675,900
Valero Energy Corp.	296,600	15,067,280

		314,593,772

Food & Staples Retailing 0.5%
The Kroger Co.	203,471	9,966,010

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	265,500	10,779,300

 1

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Archer-Daniels-Midland Co.	905,184	42,000,538
PepsiCo, Inc.	194,500	17,135,450
Pilgrim’s Pride Corp. *	281,562	7,872,473

		77,787,761

Health Care Equipment & Services 5.1%
Aetna, Inc.	210,600	16,327,818
C.R. Bard, Inc.	55,800	8,327,034
Cardinal Health, Inc.	582,435	41,731,468
Centene Corp. *	24,300	1,751,787
McKesson Corp.	33,700	6,465,682
Medtronic, Inc.	378,730	23,382,790
St. Jude Medical, Inc.	25,500	1,662,345
Stryker Corp.	30,436	2,427,880

		102,076,804

Household & Personal Products 0.6%
Energizer Holdings, Inc.	86,441	9,919,969
The Procter & Gamble Co.	17,496	1,352,791

		11,272,760

Insurance 6.1%
Aflac, Inc.	118,700	7,091,138
AmTrust Financial Services, Inc.	66,000	2,814,240
Aspen Insurance Holdings Ltd.	104,600	4,185,046
Assurant, Inc.	80,900	5,125,824
Axis Capital Holdings Ltd.	116,000	5,005,400
CNO Financial Group, Inc.	989,100	16,003,638
Genworth Financial, Inc., Class A *	418,654	5,484,368
MetLife, Inc.	400,900	21,087,340
Old Republic International Corp.	905,100	13,024,389
Prudential Financial, Inc.	274,800	23,899,356
Reinsurance Group of America, Inc.	40,300	3,234,478
The Hanover Insurance Group, Inc.	14,000	809,340
The Travelers Cos., Inc.	149,500	13,389,220
Unum Group	30,800	1,057,364

		122,211,141

Materials 4.5%
Ashland, Inc.	14,900	1,559,285
Compass Minerals International, Inc.	41,295	3,552,196
Huntsman Corp.	69,900	1,820,895
PPG Industries, Inc.	118,048	23,416,001
Steel Dynamics, Inc.	866,100	18,369,981
The Dow Chemical Co.	752,340	38,422,004
United States Steel Corp.	56,429	1,889,807

		89,030,169

Media 1.5%
John Wiley & Sons, Inc., Class A	106,834	6,419,655
Live Nation Entertainment, Inc. *	719,000	16,687,990
The Interpublic Group of Cos., Inc.	356,499	7,026,595

		30,134,240

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	174,000	9,107,160
Amgen, Inc.	38,000	4,840,820
Johnson & Johnson	356,500	35,682,085
Merck & Co., Inc.	1,124,891	63,826,315
Pfizer, Inc.	1,743,400	50,035,580
Salix Pharmaceuticals Ltd. *	59,200	7,809,072
United Therapeutics Corp. *	37,200	3,382,968

		174,684,000

Real Estate 3.0%
Brandywine Realty Trust	325,300	5,058,415
Duke Realty Corp.	995,900	17,916,241
Liberty Property Trust	163,000	5,732,710
Retail Properties of America, Inc., Class A	597,000	8,984,850
RLJ Lodging Trust	142,000	3,981,680
Simon Property Group, Inc.	27,300	4,591,587
SL Green Realty Corp.	98,800	10,650,640
The Macerich Co.	52,100	3,387,021

		60,303,144

Retailing 1.7%
Best Buy Co., Inc.	338,000	10,048,740
Macy’s, Inc.	402,651	23,269,201

		33,317,941

Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	668,700	22,662,243

Software & Services 2.9%
Broadridge Financial Solutions, Inc.	23,665	955,356
Computer Sciences Corp.	605,835	37,798,046
Intuit, Inc.	35,680	2,924,689
Leidos Holdings, Inc.	78,255	2,890,740
Oracle Corp.	243,600	9,839,004
Xerox Corp.	290,900	3,857,334

		58,265,169

Technology Hardware & Equipment 4.1%
Apple, Inc.	117,900	11,267,703
Hewlett-Packard Co.	1,076,400	38,330,604
NetApp, Inc.	421,300	16,363,292
SanDisk Corp.	71,900	6,593,949
Western Digital Corp.	87,160	8,701,183

		81,256,731

Telecommunication Services 2.4%
AT&T, Inc.	549,800	19,567,382
Frontier Communications Corp.	2,940,000	19,257,000
Verizon Communications, Inc.	179,500	9,050,390

		47,874,772

2

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 2.4%
Alaska Air Group, Inc.	198,800	8,741,236
Delta Air Lines, Inc.	327,100	12,253,166
Southwest Airlines Co.	749,600	21,198,688
United Parcel Service, Inc., Class B	56,900	5,524,421

		47,717,511

Utilities 7.0%
AES Corp.	1,050,600	15,349,266
American Electric Power Co., Inc.	453,000	23,551,470
DTE Energy Co.	305,000	22,515,100
Edison International	618,300	33,882,840
Entergy Corp.	270,300	19,685,949
NRG Energy, Inc.	160,500	4,969,080
Public Service Enterprise Group, Inc.	556,800	19,582,656

		139,536,361

Total Common Stock
(Cost $1,644,303,640)		1,975,795,277

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.0% of net assets

Time Deposit 0.9%
Wells Fargo
0.03%, 08/01/14	18,273,944	18,273,944

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.02%, 09/18/14 (a)(b)	514,000	513,990

Total Short-Term Investments
(Cost $18,787,934)		18,787,934

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $1,663,221,599 and the unrealized appreciation and depreciation were $348,789,443 and ($17,427,831), respectively, with a net unrealized appreciation of $331,361,612.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	108	10,393,920	(19,064)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 3

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,975,795,277	$—	$—	$1,975,795,277
Short-Term Investments[1]	—	18,787,934	—	18,787,934

Total	$1,975,795,277	$18,787,934	$—	$1,994,583,211

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($19,064)	$—	$—	($19,064)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46824JUL14

 5

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	202,614,819	245,809,400
0.3%	Short-Term Investments	851,587	851,587

99.9%	Total Investments	203,466,406	246,660,987
0.3%	Collateral Invested for Securities on Loan	635,375	635,375
(0.2%)	Other Assets and Liabilities, Net		(457,569)

100.0%	Net Assets		246,838,793

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Delphi Automotive plc	26,900	1,796,920
General Motors Co.	17,000	574,940

		2,371,860

Banks 1.5%
Citigroup, Inc.	77,200	3,775,852

Capital Goods 6.2%
Allegion plc	22,000	1,131,460
Caterpillar, Inc.	27,800	2,800,850
Emerson Electric Co.	13,500	859,275
Exelis, Inc.	16,900	284,596
Huntington Ingalls Industries, Inc.	9,900	900,108
IDEX Corp.	10,400	788,528
Lockheed Martin Corp.	2,400	400,728
Masco Corp.	142,800	2,970,240
Northrop Grumman Corp.	3,800	468,426
Raytheon Co.	32,500	2,950,025
The Toro Co.	2,000	118,660
United Rentals, Inc. *	15,400	1,630,860

		15,303,756

Commercial & Professional Supplies 2.7%
Manpowergroup, Inc.	30,400	2,367,856
Pitney Bowes, Inc.	26,600	719,796
R.R. Donnelley & Sons Co.	201,500	3,498,040

		6,585,692

Consumer Durables & Apparel 2.0%
Deckers Outdoor Corp. *	32,700	2,894,277
Hanesbrands, Inc.	4,000	390,840
Hasbro, Inc.	18,700	934,252
Jarden Corp. *	14,500	810,550

		5,029,919

Consumer Services 2.5%
H&R Block, Inc.	70,100	2,252,313
Las Vegas Sands Corp.	4,500	332,325
MGM Resorts International *	93,900	2,520,276
Wyndham Worldwide Corp.	5,600	423,080
Wynn Resorts Ltd.	700	149,240
Yum! Brands, Inc.	8,000	555,200

		6,232,434

Diversified Financials 2.0%
Affiliated Managers Group, Inc. *	7,100	1,414,675
Lazard Ltd., Class A	66,100	3,457,030

		4,871,705

Energy 5.8%
Baker Hughes, Inc.	14,100	969,657
ConocoPhillips	20,200	1,666,500
EOG Resources, Inc.	53,400	5,844,096
Halliburton Co.	18,400	1,269,416
SM Energy Co.	45,500	3,573,570
Valero Energy Corp.	21,800	1,107,440

		14,430,679

Food & Staples Retailing 2.2%
The Kroger Co.	109,000	5,338,820

Food, Beverage & Tobacco 7.7%
Altria Group, Inc.	39,600	1,607,760
Archer-Daniels-Midland Co.	97,100	4,505,440
Dr Pepper Snapple Group, Inc.	17,900	1,051,804
PepsiCo, Inc.	86,000	7,576,600
Pilgrim’s Pride Corp. *	81,200	2,270,352
Tyson Foods, Inc., Class A	50,400	1,875,384

		18,887,340

Health Care Equipment & Services 5.2%
Align Technology, Inc. *	25,100	1,360,671
C.R. Bard, Inc.	21,700	3,238,291
Cardinal Health, Inc.	61,200	4,384,980
McKesson Corp.	10,800	2,072,088
Medtronic, Inc.	27,600	1,704,024

		12,760,054

Household & Personal Products 1.1%
Energizer Holdings, Inc.	23,000	2,639,480

 1

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 1.2%
CNO Financial Group, Inc.	121,700	1,969,106
Genworth Financial, Inc., Class A *	78,900	1,033,590

		3,002,696

Materials 4.1%
Compass Minerals International, Inc.	10,700	920,414
PPG Industries, Inc.	25,000	4,959,000
The Dow Chemical Co.	55,400	2,829,278
United States Steel Corp.	41,300	1,383,137

		10,091,829

Media 4.7%
Comcast Corp., Class A	72,800	3,911,544
John Wiley & Sons, Inc., Class A	37,200	2,235,348
Live Nation Entertainment, Inc. *	176,500	4,096,565
Starz, Class A *	50,100	1,428,351

		11,671,808

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	34,000	1,779,560
Amgen, Inc.	45,300	5,770,767
Biogen Idec, Inc. *	4,600	1,538,194
Celgene Corp. *	56,900	4,958,835
Gilead Sciences, Inc. *	13,200	1,208,460
Johnson & Johnson	8,600	860,774
Merck & Co., Inc.	19,587	1,111,366
Pfizer, Inc.	27,300	783,510
Salix Pharmaceuticals Ltd. *	9,350	1,233,359
United Therapeutics Corp. *	17,500	1,591,450

		20,836,275

Real Estate 2.3%
CBRE Group, Inc., Class A *	21,400	659,976
Hospitality Properties Trust	100,900	2,882,713
RLJ Lodging Trust	68,500	1,920,740
The St. Joe Co. *	7,900	180,436

		5,643,865

Retailing 5.5%
Aaron’s, Inc.	15,100	398,338
Amazon.com, Inc. *	3,400	1,064,166
Best Buy Co., Inc.	46,800	1,391,364
DSW, Inc., Class A	29,500	784,405
GameStop Corp., Class A	23,900	1,003,083
Macy’s, Inc.	71,600	4,137,764
Netflix, Inc. *	800	338,176
The Home Depot, Inc.	9,800	792,330
The TJX Cos., Inc.	67,500	3,597,075

		13,506,701

Semiconductors & Semiconductor Equipment 1.5%
Linear Technology Corp.	41,900	1,849,257
Xilinx, Inc.	47,400	1,949,562

		3,798,819

Software & Services 17.1%
Broadridge Financial Solutions, Inc.	25,300	1,021,361
Computer Sciences Corp.	71,500	4,460,885
DST Systems, Inc.	18,900	1,702,323
Facebook, Inc., Class A *	66,800	4,853,020
Global Payments, Inc.	31,800	2,202,786
Google, Inc., Class A *	6,100	3,535,255
Google, Inc., Class C *	5,800	3,315,280
IAC/InterActiveCorp	4,600	309,120
Intuit, Inc.	13,400	1,098,398
Microsoft Corp.	141,900	6,124,404
NeuStar, Inc., Class A *(a)	23,300	649,138
Oracle Corp.	194,700	7,863,933
PTC, Inc. *	117,900	4,239,684
Xerox Corp.	64,000	848,640

		42,224,227

Technology Hardware & Equipment 8.3%
Apple, Inc.	138,169	13,204,811
ARRIS Group, Inc. *	14,700	502,299
CDW Corp.	20,500	633,245
Hewlett-Packard Co.	63,000	2,243,430
NetApp, Inc.	97,300	3,779,132

		20,362,917

Telecommunication Services 1.6%
Level 3 Communications, Inc. *	4,700	206,706
Verizon Communications, Inc.	76,000	3,831,920

		4,038,626

Transportation 4.5%
Alaska Air Group, Inc.	96,600	4,247,502
Matson, Inc.	34,000	916,300
Southwest Airlines Co.	12,900	364,812
United Parcel Service, Inc., Class B	58,100	5,640,929

		11,169,543

Utilities 0.5%
AES Corp.	25,800	376,938
Dynegy, Inc. *	32,300	857,565

		1,234,503

Total Common Stock
(Cost $202,614,819)		245,809,400

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.3% of net assets

Time Deposit 0.1%
Wells Fargo
0.03%, 08/01/14	319,597	319,597

2

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.02%, 09/18/14 (b)	532,000	531,990

Total Short-Term Investments
(Cost $851,587)		851,587

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	635,375	635,375

Total Collateral Invested for Securities on Loan
(Cost $635,375)		635,375

End of Collateral Invested for Securities on Loan.

At 07/31/14, the tax basis cost of the fund’s investments was $203,466,406 and the unrealized appreciation and depreciation were $46,615,633 and ($3,421,052), respectively, with a net unrealized appreciation of $43,194,581.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $615,706.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

 3

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$245,809,400	$—	$—	$245,809,400
Short-Term Investments[1]	—	851,587	—	851,587

Total	$245,809,400	$851,587	$—	$246,660,987

Other Financial Instruments
Collateral Invested for Securities on Loan	$635,375	$—	$—	$635,375

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46822JUL14

4

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Common Stock	549,660,718	621,580,165
1.2%	Short-Term Investments	7,804,992	7,804,992

99.3%	Total Investments	557,465,710	629,385,157
1.9%	Collateral Invested for Securities on Loan	11,755,482	11,755,482
(1.2%)	Other Assets and Liabilities, Net		(7,238,311)

100.0%	Net Assets		633,902,328

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Automobiles & Components 1.2%
Dana Holding Corp.	142,578	3,190,896
Drew Industries, Inc.	8,930	401,850
Tower International, Inc. *	126,230	3,976,245

		7,568,991

Banks 5.2%
1st Source Corp.	31,910	905,925
Astoria Financial Corp.	4,930	63,498
BancFirst Corp.	13,210	804,489
BBCN Bancorp, Inc.	68,230	1,024,815
Chemical Financial Corp.	45,700	1,261,320
Community Trust Bancorp, Inc.	8,668	303,293
Financial Institutions, Inc.	22,109	490,820
First BanCorp *	193,020	992,123
First Bancorp	34,070	547,846
First Busey Corp.	19,240	106,782
First Business Financial Services, Inc.	6,027	262,898
First Citizens BancShares, Inc., Class A	1,510	335,749
First Defiance Financial Corp.	17,200	464,572
First Financial Corp.	4,348	133,310
First Interstate BancSystem, Inc.	28,960	755,856
First Midwest Bancorp, Inc.	239,330	3,877,146
International Bancshares Corp.	44,030	1,116,160
Lakeland Bancorp, Inc.	14,605	146,634
MainSource Financial Group, Inc.	29,140	475,856
OFG Bancorp	102,017	1,628,191
PrivateBancorp, Inc.	170,810	4,919,328
S&T Bancorp, Inc.	36,980	899,723
Susquehanna Bancshares, Inc.	98,728	1,005,051
Synovus Financial Corp.	135,015	3,179,603
TCF Financial Corp.	220,527	3,486,532
The Bank of Kentucky Financial Corp.	7,000	241,850
WesBanco, Inc.	27,180	812,138
Western Alliance Bancorp *	82,500	1,889,250
WSFS Financial Corp.	9,120	652,901

		32,783,659

Capital Goods 7.3%
AAR Corp.	144,330	3,882,477
Aceto Corp.	9,138	153,153
AECOM Technology Corp. *	7,946	269,767
Albany International Corp., Class A	7,924	283,996
Altra Industrial Motion Corp.	20,400	639,540
Argan, Inc.	110,769	3,755,069
Blount International, Inc. *	16,983	221,798
Briggs & Stratton Corp.	132,905	2,436,149
CIRCOR International, Inc.	6,430	462,124
Curtiss-Wright Corp.	44,060	2,798,251
Douglas Dynamics, Inc.	37,329	623,394
EMCOR Group, Inc.	38,006	1,555,586
Engility Holdings, Inc. *	135,668	4,688,686
Esterline Technologies Corp. *	11,297	1,226,289
General Cable Corp.	22,041	489,971
Gibraltar Industries, Inc. *	64,900	953,381
Griffon Corp.	47,200	508,344
Harsco Corp.	89,460	2,260,654
Huntington Ingalls Industries, Inc.	25,260	2,296,639
Hurco Cos., Inc.	9,200	295,412
Hyster-Yale Materials Handling, Inc.	20,500	1,642,050
John Bean Technologies Corp.	24,183	629,967
Kadant, Inc.	20,540	783,396
L.B. Foster Co., Class A	16,000	746,400
Lydall, Inc. *	45,320	1,143,424
Moog, Inc., Class A *	42,800	2,825,656
Mueller Water Products, Inc., Class A	228,600	1,771,650
Rexnord Corp. *	26,151	703,723
Standex International Corp.	23,160	1,527,402
The Greenbrier Cos., Inc.	38,582	2,486,610
Tutor Perini Corp. *	74,565	2,030,405
Willis Lease Finance Corp. *	7,483	170,463
Xerium Technologies, Inc. *	17,030	221,390

		46,483,216

Commercial & Professional Supplies 3.5%
ARC Document Solutions, Inc. *	30,710	167,369
Deluxe Corp.	42,657	2,346,562
Heidrick & Struggles International, Inc.	30,605	571,395
Hill International, Inc. *	71,178	342,366
Kelly Services, Inc., Class A	15,452	246,305
Kimball International, Inc., Class B	45,707	720,799
Korn/Ferry International *	54,343	1,598,771
Quad Graphics, Inc.	154,830	3,270,010

 1

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RPX Corp. *	286,280	4,465,968
Steelcase, Inc., Class A	202,240	3,053,824
TrueBlue, Inc. *	175,749	4,743,466
Viad Corp.	24,390	517,556

		22,044,391

Consumer Durables & Apparel 2.2%
Blyth, Inc. (a)	38,930	235,527
Cavco Industries, Inc. *	5,900	421,201
Columbia Sportswear Co.	4,340	324,458
CSS Industries, Inc.	20,620	509,108
Culp, Inc.	12,400	224,688
Deckers Outdoor Corp. *	39,990	3,539,515
Johnson Outdoors, Inc., Class A	7,100	163,726
La-Z-Boy, Inc.	45,360	954,374
Skechers U.S.A., Inc., Class A *	83,350	4,348,370
Unifi, Inc. *	16,530	473,419
Universal Electronics, Inc. *	45,670	2,175,262
ZAGG, Inc. *	87,140	445,285

		13,814,933

Consumer Services 3.5%
Ascent Capital Group, Inc., Class A *	34,720	2,151,946
Boyd Gaming Corp. *	259,160	2,850,760
Buffalo Wild Wings, Inc. *	23,590	3,428,099
Capella Education Co.	31,740	2,030,090
Jack in the Box, Inc.	24,013	1,373,304
K12, Inc. *	46,794	1,090,768
Multimedia Games Holding Co., Inc. *	57,350	1,383,282
Penn National Gaming, Inc. *	503,040	5,271,859
Ruth’s Hospitality Group, Inc.	54,305	616,362
Strayer Education, Inc. *	25,160	1,303,791
Universal Technical Institute, Inc.	51,590	617,532

		22,117,793

Diversified Financials 2.6%
Calamos Asset Management, Inc., Class A	204,137	2,421,065
Cash America International, Inc.	50,365	2,235,703
Compass Diversified Holdings	52,490	924,874
GFI Group, Inc.	54,470	246,749
Interactive Brokers Group, Inc., Class A	194,810	4,483,552
Investment Technology Group, Inc. *	143,887	2,631,693
KCG Holdings, Inc., Class A *	55,910	638,492
Nelnet, Inc., Class A	54,400	2,242,912
Oppenheimer Holdings, Inc., Class A	22,000	502,040

		16,327,080

Energy 8.2%
Basic Energy Services, Inc. *	69,840	1,675,462
Bill Barrett Corp. *	98,477	2,364,433
Carrizo Oil & Gas, Inc. *	68,940	4,233,605
Clayton Williams Energy, Inc. *	21,630	2,301,648
Cloud Peak Energy, Inc. *	82,360	1,274,933
Contango Oil & Gas Co. *	39,908	1,605,499
Dawson Geophysical Co.	25,560	641,556
Green Plains, Inc.	188,566	7,069,339
ION Geophysical Corp. *	798,137	2,993,014
Matrix Service Co. *	67,380	1,809,153
Pacific Ethanol, Inc. *	7,708	137,511
Parker Drilling Co. *	368,640	2,278,195
PBF Energy, Inc., Class A	67,036	1,816,676
PDC Energy, Inc. *	9,133	495,557
Penn Virginia Corp. *	25,032	325,917
Pioneer Energy Services Corp. *	249,680	3,672,793
REX American Resources Corp. *	44,370	3,742,609
SandRidge Energy, Inc. *(a)	254,099	1,514,430
Stone Energy Corp. *	122,250	4,651,612
VAALCO Energy, Inc. *	300,330	2,072,277
W&T Offshore, Inc.	293,011	3,929,277
Warren Resources, Inc. *	217,835	1,283,048
Willbros Group, Inc. *	18,280	211,865

		52,100,409

Food & Staples Retailing 1.2%
Liberator Medical Holdings, Inc. (a)	91,740	285,311
Roundy’s, Inc.	337,390	1,629,594
SUPERVALU, Inc. *	78,930	723,788
The Andersons, Inc.	46,872	2,532,026
The Pantry, Inc. *	127,210	2,278,331

		7,449,050

Food, Beverage & Tobacco 2.0%
Cal-Maine Foods, Inc.	16,040	1,142,048
Coca-Cola Bottling Co. Consolidated	29,390	2,052,010
Farmer Bros. Co. *	50,359	1,030,849
Omega Protein Corp. *	161,420	2,263,108
Pilgrim’s Pride Corp. *	113,800	3,181,848
Sanderson Farms, Inc.	28,810	2,624,303
Seneca Foods Corp., Class A *	7,100	203,202

		12,497,368

Health Care Equipment & Services 5.7%
Alere, Inc. *	13,414	536,560
Alliance HealthCare Services, Inc. *	8,250	235,538
AMN Healthcare Services, Inc. *	38,800	508,280
AngioDynamics, Inc. *	56,030	818,038
Anika Therapeutics, Inc. *	25,710	1,081,363
Cantel Medical Corp.	30,137	1,010,494
CONMED Corp.	65,390	2,550,210
CryoLife, Inc.	46,100	454,085
Globus Medical, Inc., Class A *	70,506	1,572,284
Greatbatch, Inc. *	76,634	3,794,149
ICU Medical, Inc. *	33,654	1,960,345
Insulet Corp. *	20,350	719,169
Kindred Healthcare, Inc.	137,000	3,274,300
Magellan Health, Inc. *	6,547	377,107
Merge Healthcare, Inc. *	212,550	522,873
National Healthcare Corp.	11,100	610,056
NuVasive, Inc. *	90,270	3,374,293
Omnicell, Inc. *	25,050	686,370
PharMerica Corp. *	62,500	1,686,875
Premier, Inc., Class A *	35,540	1,005,782
Quality Systems, Inc.	151,310	2,346,818
SurModics, Inc. *	72,581	1,378,313

2

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Symmetry Medical, Inc. *	159,160	1,402,200
The Providence Service Corp. *	31,130	1,233,059
Thoratec Corp. *	75,480	2,453,100
Triple-S Management Corp., Class B *	27,080	467,942
VCA, Inc. *	473	17,638

		36,077,241

Household & Personal Products 0.9%
Harbinger Group, Inc. *	172,970	2,028,938
Medifast, Inc. *	53,424	1,533,803
Revlon, Inc., Class A *	17,300	527,650
Spectrum Brands Holdings, Inc.	17,390	1,450,326
USANA Health Sciences, Inc. *	6,660	425,241

		5,965,958

Insurance 5.9%
American Equity Investment Life Holding Co.	253,400	5,610,276
AmTrust Financial Services, Inc. (a)	61,500	2,622,360
Aspen Insurance Holdings Ltd.	110,820	4,433,908
CNO Financial Group, Inc.	351,864	5,693,159
FBL Financial Group, Inc., Class A	19,600	838,488
MBIA, Inc. *	402,801	3,858,833
Selective Insurance Group, Inc.	156,930	3,497,970
StanCorp Financial Group, Inc.	21,670	1,307,568
Symetra Financial Corp.	284,407	6,484,480
The Hanover Insurance Group, Inc.	54,231	3,135,094

		37,482,136

Materials 3.7%
Ampco-Pittsburgh Corp.	26,060	525,630
Calgon Carbon Corp. *	49,380	1,046,856
Commercial Metals Co.	305,390	5,264,923
Globe Specialty Metals, Inc.	138,690	2,639,271
Materion Corp.	101,110	3,266,864
Neenah Paper, Inc.	57,661	2,861,139
Noranda Aluminum Holding Corp.	47,350	209,287
OM Group, Inc.	56,400	1,594,428
OMNOVA Solutions, Inc. *	26,600	214,662
P.H. Glatfelter Co.	69,300	1,649,340
Schweitzer-Mauduit International, Inc.	9,860	402,584
Tredegar Corp.	40,330	788,048
Worthington Industries, Inc.	74,707	2,857,543

		23,320,575

Media 0.8%
AH Belo Corp., Class A	48,000	506,400
Cumulus Media, Inc., Class A *	111,300	576,534
Live Nation Entertainment, Inc. *	160,130	3,716,617

		4,799,551

Pharmaceuticals, Biotechnology & Life Sciences 9.2%
Acorda Therapeutics, Inc. *	15,920	465,978
Affymetrix, Inc. *	199,740	1,717,764
Akorn, Inc. *	61,860	2,098,910
Albany Molecular Research, Inc. *	6,586	125,397
AMAG Pharmaceuticals, Inc. *	81,830	1,562,135
Anacor Pharmaceuticals, Inc. *	73,300	1,220,445
Arena Pharmaceuticals, Inc. *(a)	389,220	1,802,089
Bio-Rad Laboratories, Inc., Class A *	31,770	3,653,232
BioCryst Pharmaceuticals, Inc. *	76,042	952,046
BioSpecifics Technologies Corp. *	43,488	1,136,776
Charles River Laboratories International, Inc. *	56,303	3,052,186
Dyax Corp. *	405,230	3,817,267
Emergent Biosolutions, Inc. *	216,140	4,755,080
Enzo Biochem, Inc. *	42,310	203,088
Hyperion Therapeutics, Inc. *	69,710	1,587,297
ICON plc *	96,170	4,981,606
Impax Laboratories, Inc. *	22,585	528,263
Ligand Pharmaceuticals, Inc. *	39,710	1,952,541
Myriad Genetics, Inc. *(a)	50,380	1,818,718
Nektar Therapeutics *	91,390	964,165
PAREXEL International Corp. *	38,690	2,072,236
PDL BioPharma, Inc. (a)	216,385	2,029,691
POZEN, Inc. *	3,172	22,965
Prestige Brands Holdings, Inc. *	84,680	2,608,144
Repligen Corp. *	168,392	3,531,180
Rigel Pharmaceuticals, Inc. *	131,510	430,038
Sagent Pharmaceuticals, Inc. *	88,470	2,254,216
Sangamo BioSciences, Inc. *	25,935	308,108
Spectrum Pharmaceuticals, Inc. *	123,536	869,693
The Medicines Co. *	150,430	3,515,549
Threshold Pharmaceuticals, Inc. *	383,475	1,614,430
ZIOPHARM Oncology, Inc. *(a)	112,480	352,062

		58,003,295

Real Estate 6.2%
Ashford Hospitality Trust, Inc.	475,336	5,471,117
Brandywine Realty Trust	311,810	4,848,645
Cedar Realty Trust, Inc.	92,410	582,183
DCT Industrial Trust, Inc.	107,570	842,273
DuPont Fabros Technology, Inc.	145,331	3,983,523
FelCor Lodging Trust, Inc.	117,240	1,227,503
LaSalle Hotel Properties	147,184	5,120,531
Pebblebrook Hotel Trust	59,410	2,162,524
PS Business Parks, Inc.	38,031	3,137,558
RE/MAX Holdings, Inc., Class A	7,440	217,992
RLJ Lodging Trust	190,083	5,329,927
Saul Centers, Inc.	41,300	1,968,771
Select Income REIT	10,150	281,663
Strategic Hotels & Resorts, Inc. *	146,390	1,670,310
Summit Hotel Properties, Inc.	15,675	160,982
Sunstone Hotel Investors, Inc.	174,440	2,475,304

		39,480,806

Retailing 4.1%
Aaron’s, Inc.	56,480	1,489,942
ANN, Inc. *	80,150	2,945,512
Brown Shoe Co., Inc.	153,707	4,333,000
Citi Trends, Inc. *	111,480	2,246,322
Core-Mark Holding Co., Inc.	29,274	1,381,733
Guess?, Inc.	104,853	2,727,227
Haverty Furniture Cos, Inc.	62,900	1,398,267
New York & Co., Inc. *	82,500	278,025
Outerwall, Inc. *(a)	69,500	3,823,890

 3

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Overstock.com, Inc. *	67,390	1,095,088
Stein Mart, Inc.	22,960	298,021
The Children’s Place, Inc.	5,771	289,704
The Finish Line, Inc., Class A	90,656	2,383,346
The Pep Boys - Manny, Moe & Jack *	133,720	1,414,758

		26,104,835

Semiconductors & Semiconductor Equipment 3.9%
Amkor Technology, Inc. *	126,350	1,118,198
Axcelis Technologies, Inc. *	85,070	148,873
Cabot Microelectronics Corp. *	58,356	2,345,328
Cirrus Logic, Inc. *	23,665	530,806
Diodes, Inc. *	89,283	2,276,716
DSP Group, Inc. *	26,000	230,620
FormFactor, Inc. *	195,390	1,318,882
International Rectifier Corp. *	226,866	5,635,351
IXYS Corp.	54,900	626,958
OmniVision Technologies, Inc. *	255,070	5,713,568
Pericom Semiconductor Corp. *	51,100	451,213
Photronics, Inc. *	278,950	2,223,231
Power Integrations, Inc.	12,367	665,716
Sigma Designs, Inc. *	70,250	297,860
Silicon Image, Inc. *	69,360	346,106
Tessera Technologies, Inc.	15,916	404,426
Ultra Clean Holdings, Inc. *	80,300	696,201

		25,030,053

Software & Services 10.1%
Aspen Technology, Inc. *	142,940	6,209,313
Bankrate, Inc. *	33,770	569,362
Blucora, Inc. *	31,540	538,388
Callidus Software, Inc. *	174,780	1,873,642
comScore, Inc. *	68,922	2,494,287
Constant Contact, Inc. *	125,560	3,908,683
CSG Systems International, Inc.	63,870	1,663,175
Digital River, Inc. *	28,892	412,867
EarthLink Holdings Corp.	40,000	157,600
EnerNOC, Inc. *	149,570	2,680,294
Euronet Worldwide, Inc. *	10,823	541,583
Global Cash Access Holdings, Inc. *	179,462	1,502,097
Intralinks Holdings, Inc. *	164,920	1,322,658
j2 Global, Inc.	71,230	3,484,572
Limelight Networks, Inc. *	313,930	806,800
LogMeIn, Inc. *	77,812	3,167,726
Manhattan Associates, Inc. *	39,963	1,173,314
Mentor Graphics Corp.	23,450	463,137
Monster Worldwide, Inc. *	210,150	1,365,975
Pegasystems, Inc.	129,100	2,758,867
PTC, Inc. *	119,208	4,286,720
QuinStreet, Inc. *	76,710	382,783
Rovi Corp. *	42,410	991,122
Seachange International, Inc. *	158,420	1,186,566
Sykes Enterprises, Inc. *	30,300	627,210
Take-Two Interactive Software, Inc. *	276,460	6,187,175
TeleCommunication Systems, Inc., Class A *	104,770	330,025
TeleTech Holdings, Inc. *	22,477	618,792
TiVo, Inc. *	224,580	3,022,847
Unisys Corp. *	63,584	1,353,703
Verint Systems, Inc. *	85,750	4,025,105
Web.com Group, Inc. *	156,161	4,146,074

		64,252,462

Technology Hardware & Equipment 5.0%
ARRIS Group, Inc. *	96,970	3,313,465
Aruba Networks, Inc. *	44,730	798,878
Benchmark Electronics, Inc. *	66,017	1,594,310
Brocade Communications Systems, Inc.	474,900	4,373,829
Calix, Inc. *	56,870	528,322
Checkpoint Systems, Inc. *	84,800	1,037,952
Daktronics, Inc.	52,700	584,970
Harmonic, Inc. *	403,860	2,423,160
II-VI, Inc. *	115,276	1,581,587
Insight Enterprises, Inc. *	95,400	2,506,158
Lexmark International, Inc., Class A	103,162	4,954,871
Newport Corp. *	89,440	1,548,206
Plexus Corp. *	36,200	1,423,746
QLogic Corp. *	35,359	321,767
Richardson Electronics Ltd.	16,310	162,611
ScanSource, Inc. *	6,690	239,569
Tech Data Corp. *	51,430	3,229,289
Vishay Intertechnology, Inc.	51,890	764,340

		31,387,030

Telecommunication Services 1.1%
IDT Corp., Class B	181,188	2,824,721
Inteliquent, Inc.	141,527	1,501,602
Premiere Global Services, Inc. *	100,380	1,314,978
Shenandoah Telecommunications Co.	8,300	229,993
Spok Holdings, Inc.	38,190	571,704
Telephone & Data Systems, Inc.	23,960	599,000
Vonage Holdings Corp. *	60,400	210,192

		7,252,190

Transportation 1.7%
AMERCO	7,550	1,986,858
ArcBest Corp.	82,430	2,615,504
Hawaiian Holdings, Inc. *	44,080	614,034
Matson, Inc.	16,400	441,980
Park-Ohio Holdings Corp.	25,860	1,535,050
SkyWest, Inc.	327,010	3,495,737

		10,689,163

Utilities 2.9%
Avista Corp.	53,460	1,658,864
Chesapeake Utilities Corp.	10,700	696,463
Dynegy, Inc. *	242,640	6,442,092
New Jersey Resources Corp.	52,728	2,693,346
Northwest Natural Gas Co.	64,542	2,789,505
PNM Resources, Inc.	118,320	3,034,908
Southwest Gas Corp.	24,890	1,232,802

		18,547,980

Total Common Stock
(Cost $549,660,718)		621,580,165

4

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Australia & New Zealand Banking Group Ltd.
US Dollar
0.03%, 08/01/14	995,463	995,463
DNB
US Dollar
0.03%, 08/01/14	6,609,531	6,609,531

		7,604,994

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.01%, 09/18/14 (b)(c)	150,000	149,999
0.02%, 09/18/14 (b)(c)	50,000	49,999

		199,998

Total Short-Term Investments
(Cost $7,804,992)		7,804,992

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.9% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	11,755,482	11,755,482

Total Collateral Invested for Securities on Loan
(Cost $11,755,482)		11,755,482

End of Collateral Invested for Securities on Loan

At 07/31/14, the tax basis cost of the fund’s investments was $558,111,367 and the unrealized appreciation and depreciation were $97,393,470 and ($26,119,680), respectively, with a net unrealized appreciation of $71,273,790.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,309,072.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 09/19/14	80	8,933,600	(121,528)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

 5

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

6

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$621,580,165	$—	$—	$621,580,165
Short-Term Investments[1]	—	7,804,992	—	7,804,992

Total	$621,580,165	$7,804,992	$—	$629,385,157

Other Financial Instruments
Collateral Invested for Securities on Loan	$11,755,482	$—	$—	$11,755,482

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($121,528)	$—	$—	($121,528)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock	$2,034	($4,476)	$8,747	$—	($6,305)	$—	$—	$—

Total	$2,034	($4,476)	$8,747	$—	($6,305)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46825JUL14

 7

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.4%		Common Stock	153,265,907	184,335,572
1.5%		Other Investment Company	2,824,125	2,824,125
0.1%		Short-Term Investment	195,996	195,996

99.0%		Total Investments	156,286,028	187,355,693
(39	.5)%	Short Sales	(71,038,694)	(74,775,621)
40.5%		Other Assets and Liabilities, Net		76,588,206

100.0%		Net Assets		189,168,278

	Number	Value
Security	of Shares	($)

Common Stock 97.4% of net assets

Banks 6.6%
Bank of America Corp. (a)	118,400	1,805,600
Citigroup, Inc. (a)	58,000	2,836,780
Fifth Third Bancorp (a)	69,798	1,429,463
Regions Financial Corp. (a)	239,500	2,428,530
SunTrust Banks, Inc.	7,634	290,474
The PNC Financial Services Group, Inc. (a)	45,500	3,756,480

		12,547,327

Capital Goods 5.5%
AAR Corp.	1,500	40,350
Briggs & Stratton Corp.	3,600	65,988
Caterpillar, Inc. (a)	20,601	2,075,551
Curtiss-Wright Corp. (a)	9,600	609,696
Emerson Electric Co. (a)	36,900	2,348,685
IDEX Corp.	9,400	712,708
Masco Corp.	76,000	1,580,800
Northrop Grumman Corp.	14,700	1,812,069
United Rentals, Inc. *	10,433	1,104,854

		10,350,701

Commercial & Professional Supplies 3.0%
Manpowergroup, Inc.	2,600	202,514
Pitney Bowes, Inc.	14,400	389,664
R.R. Donnelley & Sons Co. (a)	216,400	3,756,704
Steelcase, Inc., Class A	12,400	187,240
TrueBlue, Inc. *	43,460	1,172,985

		5,709,107

Consumer Durables & Apparel 0.3%
Hanesbrands, Inc.	2,200	214,962
Jarden Corp. *(a)	7,816	436,914

		651,876

Consumer Services 1.4%
Apollo Education Group, Inc. *	3,500	97,755
Graham Holdings Co., Class B	1,700	1,165,775
Jack in the Box, Inc.	12,100	691,999
MGM Resorts International *	14,893	399,728
Penn National Gaming, Inc. *	22,700	237,896

		2,593,153

Diversified Financials 2.6%
Affiliated Managers Group, Inc. *	8,000	1,594,000
Cash America International, Inc.	8,300	368,437
Interactive Brokers Group, Inc., Class A (a)	113,732	2,617,542
Lazard Ltd., Class A	6,077	317,827

		4,897,806

Energy 13.4%
Baker Hughes, Inc.	6,549	450,375
Chevron Corp. (a)	11,096	1,434,047
ConocoPhillips (a)	51,911	4,282,658
Devon Energy Corp.	1,400	105,700
EOG Resources, Inc. (a)	35,700	3,907,008
Exxon Mobil Corp. (a)	1,978	195,703
Green Plains, Inc.	19,100	716,059
Halliburton Co. (a)	16,700	1,152,133
Hess Corp.	8,400	831,432
Kosmos Energy Ltd. *	10,900	104,967
Marathon Oil Corp.	23,700	918,375
Murphy Oil Corp. (a)	17,660	1,097,216
National Oilwell Varco, Inc.	8,400	680,736
Occidental Petroleum Corp. (a)	41,100	4,015,881
Patterson-UTI Energy, Inc.	24,800	851,880
Pioneer Energy Services Corp. *	88,389	1,300,202
SM Energy Co. (a)	31,500	2,474,010
Valero Energy Corp.	14,700	746,760

		25,265,142

Food & Staples Retailing 2.3%
The Andersons, Inc.	8,747	472,513
The Kroger Co. (a)	79,443	3,891,118

		4,363,631

Food, Beverage & Tobacco 5.6%
Altria Group, Inc.	10,600	430,360
Archer-Daniels-Midland Co. (a)	83,910	3,893,424
Bunge Ltd. (a)	21,991	1,733,771
J&J Snack Foods Corp.	8,300	747,747
Pilgrim’s Pride Corp. *	72,700	2,032,692

 1

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sanderson Farms, Inc.	3,380	307,884
Tyson Foods, Inc., Class A	40,700	1,514,447

		10,660,325

Health Care Equipment & Services 5.1%
Align Technology, Inc. *	5,600	303,576
C.R. Bard, Inc.	7,600	1,134,148
Cardinal Health, Inc. (a)	54,300	3,890,595
DaVita HealthCare Partners, Inc. *	3,878	273,166
Kindred Healthcare, Inc.	5,700	136,230
Magellan Health, Inc. *(a)	17,700	1,019,520
McKesson Corp.	5,500	1,055,230
Medtronic, Inc. (a)	29,700	1,833,678

		9,646,143

Household & Personal Products 0.4%
Harbinger Group, Inc. *	29,200	342,516
Herbalife Ltd.	8,800	461,120

		803,636

Insurance 4.8%
American Equity Investment Life Holding Co.	84,900	1,879,686
Aspen Insurance Holdings Ltd. (a)	72,900	2,916,729
Assurant, Inc.	11,800	747,648
CNO Financial Group, Inc. (a)	133,196	2,155,111
Genworth Financial, Inc., Class A *	47,393	620,849
Reinsurance Group of America, Inc.	8,300	666,158
Symetra Financial Corp.	4,900	111,720

		9,097,901

Materials 4.3%
Ashland, Inc.	6,100	638,365
Commercial Metals Co.	44,900	774,076
Compass Minerals International, Inc.	1,700	146,234
PPG Industries, Inc.	14,248	2,826,234
Steel Dynamics, Inc.	24,000	509,040
United States Steel Corp.	53,000	1,774,970
Worthington Industries, Inc. (a)	37,217	1,423,550

		8,092,469

Media 3.7%
Comcast Corp., Class A	31,200	1,676,376
John Wiley & Sons, Inc., Class A	28,685	1,723,682
Live Nation Entertainment, Inc. *(a)	154,900	3,595,229

		6,995,287

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Amgen, Inc. (a)	19,700	2,509,583
Celgene Corp. *(a)	45,320	3,949,638
Merck & Co., Inc.	26,895	1,526,022
Pfizer, Inc. (a)	113,874	3,268,184
Salix Pharmaceuticals Ltd. *	2,400	316,584

		11,570,011

Real Estate 2.8%
Ashford Hospitality Trust, Inc.	40,800	469,608
Brandywine Realty Trust (a)	100,500	1,562,775
CBRE Group, Inc., Class A *	30,455	939,232
RLJ Lodging Trust	70,700	1,982,428
Select Income REIT	11,400	316,350

		5,270,393

Retailing 6.2%
Aaron’s, Inc.	26,578	701,128
ANN, Inc. *(a)	48,500	1,782,375
Best Buy Co., Inc.	33,300	990,009
Brown Shoe Co., Inc.	9,200	259,348
GameStop Corp., Class A (a)	23,900	1,003,083
Guess?, Inc.	2,300	59,823
Macy’s, Inc. (a)	64,321	3,717,110
Outerwall, Inc. *(a)	30,936	1,702,099
The Children’s Place, Inc.	23,300	1,169,660
The Finish Line, Inc., Class A	13,047	343,006

		11,727,641

Semiconductors & Semiconductor Equipment 0.5%
International Rectifier Corp. *	38,200	948,888

Software & Services 9.4%
Aspen Technology, Inc. *	23,900	1,038,216
CA, Inc. (a)	60,398	1,744,294
Computer Sciences Corp.	29,300	1,828,027
comScore, Inc. *	30,317	1,097,172
Google, Inc., Class A *	1,100	637,505
Microsoft Corp. (a)	25,650	1,107,054
Oracle Corp. (a)	84,300	3,404,877
Pegasystems, Inc.	4,623	98,794
PTC, Inc. *	25,400	913,384
Synopsys, Inc. *	40,700	1,537,239
Take-Two Interactive Software, Inc. *(a)	112,200	2,511,036
TiVo, Inc. *	50,100	674,346
Verint Systems, Inc. *	11,500	539,810
Xerox Corp.	45,300	600,678

		17,732,432

Technology Hardware & Equipment 6.6%
Apple, Inc. (a)	19,796	1,891,904
Brocade Communications Systems, Inc. (a)	228,524	2,104,706
EchoStar Corp., Class A *(a)	2,970	150,579
Hewlett-Packard Co. (a)	67,636	2,408,518
II-VI, Inc. *	42,635	584,952
NetApp, Inc. (a)	73,800	2,866,392
Western Digital Corp. (a)	25,479	2,543,569

		12,550,620

Telecommunication Services 0.5%
Verizon Communications, Inc.	19,050	960,501

2

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 1.4%
Alaska Air Group, Inc.	3,800	167,086
AMERCO	2,800	736,848
ArcBest Corp.	737	23,385
FedEx Corp. (a)	6,692	982,921
Southwest Airlines Co.	27,100	766,388

		2,676,628

Utilities 4.9%
AES Corp. (a)	242,428	3,541,873
Dynegy, Inc. *	48,133	1,277,931
Edison International (a)	36,876	2,020,805
Entergy Corp.	23,700	1,726,071
NRG Energy, Inc.	13,848	428,734
Vectren Corp.	6,000	228,540

		9,223,954

Total Common Stock
(Cost $153,265,907)		184,335,572

Other Investment Company 1.5% of net assets

Money Market Fund 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	2,824,125	2,824,125

Total Other Investment Company
(Cost $2,824,125)		2,824,125

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.02%, 09/18/14 (c)(d)	196,000	195,996

Total Short-Term Investment
(Cost $195,996)		195,996

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $156,703,863 and the unrealized appreciation and depreciation were $33,601,707 and ($2,949,877), respectively, with a net unrealized appreciation of $30,651,830.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	26	2,502,240	(4,590)

 3

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 39.5% of net assets

Automobiles & Components 0.4%
Dorman Products, Inc. *	17,200	746,136

Banks 1.3%
Signature Bank *	7,200	823,608
Texas Capital Bancshares, Inc. *	13,730	714,647
Valley National Bancorp	103,835	994,739

		2,532,994

Capital Goods 2.9%
Chart Industries, Inc. *	3,600	273,780
DigitalGlobe, Inc. *	54,300	1,419,945
Fastenal Co.	47,300	2,097,755
Navistar International Corp. *	1,600	56,272
Proto Labs, Inc. *	10,349	838,269
SolarCity Corp. *	6,200	443,486
Triumph Group, Inc.	5,000	316,750

		5,446,257

Commercial & Professional Supplies 1.0%
Copart, Inc. *	32,685	1,091,025
Healthcare Services Group, Inc.	5,100	133,314
The Advisory Board Co. *	14,400	722,016

		1,946,355

Consumer Durables & Apparel 1.9%
Kate Spade & Co. *	67,300	2,545,959
TRI Pointe Homes, Inc. *	2,366	31,965
Under Armour, Inc., Class A *	14,100	941,175

		3,519,099

Consumer Services 0.8%
Caesars Entertainment Corp. *	6,800	108,800
Norwegian Cruise Line Holdings Ltd. *	44,275	1,451,334

		1,560,134

Diversified Financials 1.0%
Federated Investors, Inc., Class B	41,700	1,176,774
Financial Engines, Inc.	14,970	583,082
Leucadia National Corp.	6,600	163,086

		1,922,942

Energy 8.4%
Atwood Oceanics, Inc. *	26,300	1,266,345
Cheniere Energy, Inc. *	16,200	1,146,312
Cobalt International Energy, Inc. *	108,600	1,739,772
Diamondback Energy, Inc. *	11,050	908,641
Dresser-Rand Group, Inc. *	38,500	2,291,135
Golar LNG Ltd.	40,700	2,507,527
Gulfport Energy Corp. *	8,400	448,644
Kodiak Oil & Gas Corp. *	98,484	1,530,441
McDermott International, Inc. *	82,800	604,440
Oasis Petroleum, Inc. *	900	48,105
Range Resources Corp.	9,000	680,310
Scorpio Tankers, Inc.	40,400	379,356
Seadrill Ltd.	63,837	2,314,730

		15,865,758

Food & Staples Retailing 1.2%
The Fresh Market, Inc. *	10,400	311,272
United Natural Foods, Inc. *	32,900	1,928,598

		2,239,870

Food, Beverage & Tobacco 0.0%
Snyder’s-Lance, Inc.	3,200	79,392

Health Care Equipment & Services 2.2%
Acadia Healthcare Co., Inc. *	17,306	824,804
Community Health Systems, Inc. *	52,131	2,486,649
Intuitive Surgical, Inc. *	700	320,285
Tenet Healthcare Corp. *	9,600	506,592

		4,138,330

Insurance 1.0%
RLI Corp.	46,400	1,983,136

Materials 2.9%
Eagle Materials, Inc.	8,347	758,075
FMC Corp.	27,900	1,819,638
Louisiana-Pacific Corp. *	19,300	261,322
MeadWestvaco Corp.	3,900	163,020
Southern Copper Corp.	28,885	949,161
Vulcan Materials Co.	23,400	1,477,242

		5,428,458

Media 1.0%
DreamWorks Animation SKG, Inc., Class A *	39,400	788,000
Loral Space & Communications, Inc. *	5,400	390,420
Sirius XM Holdings, Inc. *	223,300	754,754

		1,933,174

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Perrigo Co., plc	1,700	255,765

Real Estate 1.3%
American Realty Capital Properties, Inc.	189,300	2,481,723

Retailing 3.2%
Cabela’s, Inc. *	35,900	2,095,124
CarMax, Inc. *	52,200	2,547,882
Restoration Hardware Holdings, Inc. *	16,263	1,330,151

		5,973,157

Semiconductors & Semiconductor Equipment 0.7%
SunEdison, Inc. *	48,000	960,000

4

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SunPower Corp. *	10,500	385,665

		1,345,665

Software & Services 4.2%
Concur Technologies, Inc. *	13,863	1,288,704
EPAM Systems, Inc. *	8,500	328,610
LinkedIn Corp., Class A *	3,200	578,048
NetSuite, Inc. *	29,458	2,483,604
Qlik Technologies, Inc. *	59,200	1,566,432
Rackspace Hosting, Inc. *	20,447	619,340
The Ultimate Software Group, Inc. *	2,076	280,073
WEX, Inc. *	6,600	712,272

		7,857,083

Technology Hardware & Equipment 0.9%
3D Systems Corp. *	1,100	55,143
Finisar Corp. *	44	868
Stratasys Ltd. *	9,000	904,860
ViaSat, Inc. *	11,100	649,017

		1,609,888

Transportation 1.7%
C.H. Robinson Worldwide, Inc.	42,100	2,840,066
Kansas City Southern	3,900	425,334

		3,265,400

Utilities 1.4%
ALLETE, Inc.	8,000	375,360
ITC Holdings Corp.	48,374	1,746,301
OGE Energy Corp.	4,400	158,180
SCANA Corp.	4,200	213,696
Westar Energy, Inc.	4,200	151,368

		2,644,905

Total Short Sales
(Proceeds $71,038,694)		74,775,621

End of Short Sale Positions.

*	Non-income producing security

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

 5

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$184,335,572	$—	$—	$184,335,572
Other Investment Company[1]	2,824,125	—	—	2,824,125
Short-Term Investment[1]	—	195,996	—	195,996

Total	$187,159,697	$195,996	$—	$187,355,693

6

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($4,590)	$—	$—	($4,590)
Short Sales[1]	(74,775,621)	—	—	(74,775,621)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46826JUL14

 7

Schwab Capital Trust
Schwab Financial Services Fund™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	61,354,006	73,924,104
0.4%	Short-Term Investments	298,069	298,069

100.1%	Total Investments	61,652,075	74,222,173
0.1%	Collateral Invested for Securities on Loan	88,977	88,977
(0.2%)	Other Assets and Liabilities, Net		(133,860)

100.0%	Net Assets		74,177,290

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Banks 35.2%
Bank of America Corp.	207,300	3,161,325
Chemical Financial Corp.	11,500	317,400
Citigroup, Inc.	101,329	4,956,001
Fifth Third Bancorp	33,700	690,176
First Bancorp	10,600	170,448
First Defiance Financial Corp.	8,700	234,987
First Interstate BancSystem, Inc.	11,500	300,150
Huntington Bancshares, Inc.	69,000	677,580
JPMorgan Chase & Co.	85,200	4,913,484
Regions Financial Corp.	82,500	836,550
S&T Bancorp, Inc.	5,100	124,083
The PNC Financial Services Group, Inc.	26,900	2,220,864
Wells Fargo & Co.	125,000	6,362,500
WSFS Financial Corp.	16,000	1,145,440

		26,110,988

Diversified Financials 22.1%
Affiliated Managers Group, Inc. *	7,700	1,534,225
Berkshire Hathaway, Inc., Class B *	28,100	3,524,583
Calamos Asset Management, Inc., Class A	2,800	33,208
Capital One Financial Corp.	31,400	2,497,556
Cash America International, Inc.	12,000	532,680
Discover Financial Services	2,800	170,968
Franklin Resources, Inc.	7,861	425,673
Interactive Brokers Group, Inc., Class A	19,700	453,396
Investment Technology Group, Inc. *	27,905	510,382
Lazard Ltd., Class A	29,736	1,555,193
Morgan Stanley	42,000	1,358,280
Nelnet, Inc., Class A	13,100	540,113
SEI Investments Co.	14,200	508,644
The Bank of New York Mellon Corp.	10,635	415,190
Voya Financial, Inc.	29,400	1,090,740
Waddell & Reed Financial, Inc., Class A	22,800	1,203,612

		16,354,443

Insurance 22.6%
Aflac, Inc.	15,700	937,918
American Equity Investment Life Holding Co.	50,200	1,111,428
American International Group, Inc.	11,700	608,166
AMERISAFE, Inc.	4,800	175,680
AmTrust Financial Services, Inc. (a)	2,100	89,544
Aspen Insurance Holdings Ltd.	16,600	664,166
Assurant, Inc.	4,000	253,440
Assured Guaranty Ltd.	36,600	816,912
Axis Capital Holdings Ltd.	6,400	276,160
CNA Financial Corp.	38,072	1,422,751
CNO Financial Group, Inc.	68,800	1,113,184
Everest Re Group Ltd.	3,400	530,094
Genworth Financial, Inc., Class A *	69,473	910,096
MetLife, Inc.	29,500	1,551,700
Prudential Financial, Inc.	10,900	947,973
Reinsurance Group of America, Inc.	15,100	1,211,926
Symetra Financial Corp.	66,900	1,525,320
The Allstate Corp.	13,102	765,812
The Hanover Insurance Group, Inc.	4,100	237,021
The Travelers Cos., Inc.	15,000	1,343,400
Validus Holdings Ltd.	7,900	288,587

		16,781,278

Real Estate 19.8%
Ashford Hospitality Trust, Inc.	47,100	542,121
Brandywine Realty Trust	74,200	1,153,810
CBRE Group, Inc., Class A *	51,900	1,600,596
Cedar Realty Trust, Inc.	36,600	230,580
Chesapeake Lodging Trust	16,500	489,720
DCT Industrial Trust, Inc.	68,200	534,006
Duke Realty Corp.	75,600	1,360,044
DuPont Fabros Technology, Inc.	11,400	312,474
Equity Lifestyle Properties, Inc.	12,700	562,483
Host Hotels & Resorts, Inc.	24,500	532,630
PS Business Parks, Inc.	15,610	1,287,825
Retail Properties of America, Inc., Class A	11,000	165,550
RLJ Lodging Trust	49,100	1,376,764
Saul Centers, Inc.	6,800	324,156
Select Income REIT	28,300	785,325
Simon Property Group, Inc.	9,900	1,665,081
SL Green Realty Corp.	16,273	1,754,230

		14,677,395

Total Common Stock
(Cost $61,354,006)		73,924,104

 1

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.4% of net assets

Time Deposit 0.4%
Wells Fargo
0.03%, 08/01/14	275,069	275,069

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 09/18/14 (b)(c)	23,000	23,000

Total Short-Term Investments
(Cost $298,069)		298,069

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	88,977	88,977

Total Collateral Invested for Securities on Loan
(Cost $88,977)		88,977

End of Collateral Invested for Securities on Loan.

At 07/31/14, the tax basis cost of the fund’s investments was $61,669,792 and the unrealized appreciation and depreciation were $13,694,308 and ($1,141,927), respectively, with a net unrealized appreciation of $12,552,381.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $85,067.
(b)	The rate shown is the purchase yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	2	192,480	(353)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

2

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$73,924,104	$—	$—	$73,924,104
Short-Term Investments[1]	—	298,069	—	298,069

Total	$73,924,104	$298,069	$—	$74,222,173

Other Financial Instruments
Collateral Invested for Securities on Loan	$88,977	$—	$—	$88,977

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($353)	$—	$—	($353)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46836JUL14

4

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	721,504,991	945,080,074
2.4%	Short-Term Investments	22,810,562	22,810,562

101.1%	Total Investments	744,315,553	967,890,636
0.8%	Collateral Invested for Securities on Loan	7,607,777	7,607,777
(1.9%)	Other Assets and Liabilities, Net		(18,089,529)

100.0%	Net Assets		957,408,884

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Denmark 1.2%

Health Care Equipment & Services 1.2%
Coloplast A/S, Class B	137,656	11,639,181

Germany 1.8%

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Merck KGaA	196,910	17,412,749

Ireland 0.4%

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Actavis plc *	9,300	1,992,618
Endo International plc *	25,800	1,730,664

		3,723,282

Israel 2.4%

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Taro Pharmaceutical Industries Ltd. *	5,988	845,865
Teva Pharmaceutical Industries Ltd.	414,129	22,174,911

		23,020,776

Japan 3.8%

Health Care Equipment & Services 0.7%
Alfresa Holdings Corp.	76,400	4,561,119
BML, Inc.	6,600	263,544
Hogy Medical Co., Ltd.	12,500	698,113
Nihon Kohden Corp.	21,800	1,071,126

		6,593,902

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Astellas Pharma, Inc.	60,000	813,636
Chugai Pharmaceutical Co., Ltd.	385,100	12,817,246
Kaken Pharmaceutical Co., Ltd.	108,000	2,413,133
Kyowa Hakko Kirin Co., Ltd.	544,000	7,473,795
Mitsubishi Tanabe Pharma Corp.	184,400	2,678,521
Shionogi & Co., Ltd.	119,200	2,573,398
Sumitomo Dainippon Pharma Co., Ltd.	69,200	845,978

		29,615,707

		36,209,609

Malaysia 0.0%

Health Care Equipment & Services 0.0%
Kossan Rubber Industries	128,800	161,522

Republic of Korea 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Bukwang Pharmaceutical Co., Ltd.	22,780	370,046
Hanmi Pharm Co., Ltd. *	5,842	492,220

		862,266

South Africa 0.1%

Health Care Equipment & Services 0.1%
Netcare Ltd.	236,136	677,950

Switzerland 8.7%

Health Care Equipment & Services 0.0%
Straumann Holding AG - Reg’d	836	197,266

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
Actelion Ltd. - Reg’d *	113,277	13,605,231
Lonza Group AG - Reg’d *	165,759	18,381,614
Novartis AG - Reg’d	279,624	24,326,894
Roche Holding AG	91,587	26,579,058

		82,892,797

		83,090,063

United Kingdom 2.2%

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
AstraZeneca plc	143,944	10,510,274
GlaxoSmithKline plc	135,000	3,253,329
Shire plc	92,372	7,602,986

		21,366,589

United States 78.0%

Health Care Equipment & Services 23.8%
Aetna, Inc.	333,100	25,825,243
Alere, Inc. *	85,600	3,424,000
Align Technology, Inc. *	275,900	14,956,539
Alliance HealthCare Services, Inc. *	17,700	505,335
AMN Healthcare Services, Inc. *	60,000	786,000
AngioDynamics, Inc. *	58,500	854,100

 1

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Anika Therapeutics, Inc. *	56,100	2,359,566
Becton, Dickinson & Co.	47,400	5,509,776
Boston Scientific Corp. *	832,900	10,644,462
C.R. Bard, Inc.	93,500	13,953,005
Cardinal Health, Inc.	273,600	19,603,440
Centene Corp. *	95,300	6,870,177
CONMED Corp.	70,500	2,749,500
CorVel Corp. *	27,100	1,091,588
DaVita HealthCare Partners, Inc. *	44,800	3,155,712
Express Scripts Holding Co. *	156,000	10,865,400
Globus Medical, Inc., Class A *	86,500	1,928,950
Greatbatch, Inc. *	111,928	5,541,555
Health Net, Inc. *	128,200	5,280,558
Hill-Rom Holdings, Inc.	121,900	4,802,860
Kindred Healthcare, Inc.	369,930	8,841,327
LifePoint Hospitals, Inc. *	73,200	5,249,904
Magellan Health, Inc. *	85,300	4,913,280
McKesson Corp.	101,500	19,473,790
Medtronic, Inc.	122,200	7,544,628
Molina Healthcare, Inc. *	121,000	4,942,850
NuVasive, Inc. *	87,900	3,285,702
Omnicell, Inc. *	15,200	416,480
PharMerica Corp. *	48,800	1,317,112
Premier, Inc., Class A *	78,900	2,232,870
Quality Systems, Inc.	127,200	1,972,872
St. Jude Medical, Inc.	84,300	5,495,517
Stryker Corp.	67,100	5,352,567
Symmetry Medical, Inc. *	100,000	881,000
The Providence Service Corp. *	49,200	1,948,812
Thoratec Corp. *	88,800	2,886,000
UnitedHealth Group, Inc.	67,600	5,478,980
VCA, Inc. *	130,600	4,870,074

		227,811,531

Pharmaceuticals, Biotechnology & Life Sciences 54.2%
AbbVie, Inc.	830,900	43,489,306
Affymetrix, Inc. *	221,900	1,908,340
Agilent Technologies, Inc.	26,700	1,497,603
Alexion Pharmaceuticals, Inc. *	35,300	5,612,347
Allergan, Inc.	78,700	13,053,182
Amgen, Inc.	308,000	39,236,120
Arena Pharmaceuticals, Inc. *(a)	111,200	514,856
Bio-Rad Laboratories, Inc., Class A *	68,000	7,819,320
BioCryst Pharmaceuticals, Inc. *	154,600	1,935,592
Biogen Idec, Inc. *	113,000	37,786,070
Bristol-Myers Squibb Co.	485,900	24,596,258
Celgene Corp. *	367,600	32,036,340
Covance, Inc. *	15,400	1,292,368
Dyax Corp. *	342,800	3,229,176
Eli Lilly & Co.	325,800	19,893,348
Emergent Biosolutions, Inc. *	57,800	1,271,600
Gilead Sciences, Inc. *	501,900	45,948,945
Johnson & Johnson	715,400	71,604,386
Ligand Pharmaceuticals, Inc. *	59,229	2,912,290
Merck & Co., Inc.	1,151,500	65,336,110
Mylan, Inc. *	89,600	4,423,552
Myriad Genetics, Inc. *(a)	48,100	1,736,410
Nektar Therapeutics *	76,000	801,800
PDL BioPharma, Inc. (a)	580,900	5,448,842
Pfizer, Inc.	2,253,400	64,672,580
Repligen Corp. *	32,900	689,913
Sagent Pharmaceuticals, Inc. *	109,200	2,782,416
Salix Pharmaceuticals Ltd. *	47,912	6,320,072
The Medicines Co. *	13,700	320,169
Threshold Pharmaceuticals, Inc. *	201,900	849,999
United Therapeutics Corp. *	110,900	10,085,246

		519,104,556

		746,916,087

Total Common Stock
(Cost $721,504,991)		945,080,074

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.4% of net assets

Time Deposits 2.3%
Brown Brothers Harriman
Swiss Franc
0.00%, 08/01/14	1,579,981	1,738,631
DNB
US Dollar
0.03%, 08/01/14	10,074,221	10,074,221
Wells Fargo
US Dollar
0.03%, 08/01/14	10,141,727	10,141,727

		21,954,579

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.02%, 09/18/14 (b)(c)	856,000	855,983

Total Short-Term Investments
(Cost $22,810,562)		22,810,562

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.8% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	7,607,777	7,607,777

Total Collateral Invested for Securities on Loan
(Cost $7,607,777)		7,607,777

End of Collateral Invested for Securities on Loan.

At 07/31/14, the tax basis cost of the fund’s investments was $744,789,632 and the unrealized appreciation and depreciation were $226,865,070 and ($3,764,066), respectively, with a net unrealized appreciation of $223,101,004.

2

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

At 07/31/14, the values of certain foreign securities held by the fund aggregating $193,594,840 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,314,777.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	The rate shown is the 7-day yield.

Reg’d —	Registered

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	54	5,196,960	(9,532)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

 3

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$750,639,369	$—	$—	$750,639,369
Denmark[1]	—	11,639,181	—	11,639,181
Germany[1]	—	17,412,749	—	17,412,749
Israel
Pharmaceuticals, Biotechnology & Life Sciences	845,865	22,174,911	—	23,020,776
Japan[1]	—	36,209,609	—	36,209,609
Malaysia[1]	—	161,522	—	161,522
Republic of Korea[1]	—	862,266	—	862,266
South Africa[1]	—	677,950	—	677,950
Switzerland[1]	—	83,090,063	—	83,090,063
United Kingdom[1]	—	21,366,589	—	21,366,589
Short-Term Investments[1]	—	22,810,562	—	22,810,562

Total	$751,485,234	$216,405,402	$—	$967,890,636

Other Financial Instruments
Collateral Invested for Securities on Loan	$7,607,777	$—	$—	$7,607,777

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($9,532)	$—	$—	($9,532)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $130,410 from Level 1 to Level 2 for the period ended July 31, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46837JUL14

 5

Schwab Capital Trust
Schwab® International Core Equity Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	204,463,434	223,362,640
1.2%	Other Investment Company	2,830,558	2,830,558
0.9%	Short-Term Investment	1,999,960	1,999,960

99.1%	Total Investments	209,293,952	228,193,158
0.9%	Other Assets and Liabilities, Net		1,994,540

100.0%	Net Assets		230,187,698

	Number	Value
Security	of Shares	($)

Common Stock 97.0% of net assets

Australia 7.4%

Banks 1.5%
Australia & New Zealand Banking Group Ltd.	9,790	305,660
Westpac Banking Corp.	96,449	3,067,082

		3,372,742

Commercial & Professional Supplies 0.6%
Downer EDI Ltd.	28,894	128,876
Transpacific Industries Group Ltd. *	1,268,358	1,261,634

		1,390,510

Diversified Financials 0.9%
Challenger Ltd.	282,086	2,088,978

Energy 0.9%
Woodside Petroleum Ltd.	51,635	2,026,877

Health Care Equipment & Services 0.4%
Sigma Pharmaceuticals Ltd.	1,363,627	985,521

Materials 1.3%
Arrium Ltd.	468,618	352,113
BHP Billiton Ltd.	22,271	790,764
CSR Ltd.	335,801	1,167,865
Mount Gibson Iron Ltd.	792,116	530,345

		2,841,087

Media 0.1%
Fairfax Media Ltd.	374,902	295,082

Software & Services 0.8%
Computershare Ltd.	150,605	1,817,474

Telecommunication Services 0.6%
Telstra Corp., Ltd.	267,141	1,354,700

Utilities 0.3%
AGL Energy Ltd.	55,666	758,780

		16,931,751

Belgium 1.1%

Energy 0.2%
Exmar N.V.	34,069	525,863

Food & Staples Retailing 0.9%
Delhaize Group S.A.	30,175	1,969,133

		2,494,996

Brazil 0.7%

Consumer Durables & Apparel 0.0%
MRV Engenharia e Participacoes S.A.	11,900	38,185

Food, Beverage & Tobacco 0.7%
Sao Martinho S.A.	99,384	1,663,737

		1,701,922

Canada 0.5%

Commercial & Professional Supplies 0.1%
Transcontinental, Inc., Class A	21,410	273,135

Materials 0.3%
Potash Corp. of Saskatchewan, Inc.	2,700	95,856
Teck Resources Ltd., Class B	30,200	723,737

		819,593

Media 0.1%
Cogeco Cable, Inc.	2,200	122,313

		1,215,041

Denmark 2.3%

Health Care Equipment & Services 0.3%
Coloplast A/S, Class B	8,494	718,191

Transportation 2.0%
AP Moeller - Maersk A/S, Series B	1,957	4,562,389

		5,280,580

Finland 0.8%

Materials 0.8%
UPM-Kymmene Oyj	110,122	1,794,830

France 10.5%

Automobiles & Components 1.4%
Compagnie Generale des Etablissements Michelin	28,685	3,146,730

Capital Goods 1.7%
Vinci S.A.	56,277	3,883,839

Energy 2.4%
Total S.A.	85,309	5,501,976

Food & Staples Retailing 0.2%
Casino Guichard Perrachon S.A.	2,306	277,931

 1

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rallye S.A.	5,524	277,167

		555,098

Health Care Equipment & Services 0.5%
BioMerieux	10,992	1,143,801

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Sanofi	63,141	6,629,226

Telecommunication Services 0.6%
Orange S.A.	95,807	1,500,271

Utilities 0.8%
GDF Suez	73,933	1,906,325

		24,267,266

Germany 9.0%

Automobiles & Components 1.9%
Bayerische Motoren Werke AG	10,696	1,274,107
Continental AG	12,826	2,762,263
Daimler AG - Reg’d	5,157	425,549

		4,461,919

Capital Goods 1.1%
Siemens AG - Reg’d	20,027	2,473,257

Consumer Durables & Apparel 0.1%
Hugo Boss AG	2,278	326,861

Insurance 2.0%
Allianz SE - Reg’d	23,278	3,875,463
Hannover Rueck SE	9,375	800,284

		4,675,747

Materials 0.7%
BASF SE	15,507	1,604,880

Media 1.5%
ProSiebenSat.1 Media AG - Reg’d	79,863	3,348,532

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Merck KGaA	35,213	3,113,885

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	58,282	642,181

		20,647,262

Greece 0.1%

Consumer Services 0.1%
OPAP S.A.	19,136	311,850

Hong Kong 2.1%

Capital Goods 1.1%
Hutchison Whampoa Ltd.	167,000	2,265,428
Jardine Strategic Holdings Ltd.	7,500	268,060

		2,533,488

Real Estate 1.0%
Cheung Kong (Holdings) Ltd.	113,000	2,183,103

		4,716,591

Israel 0.3%

Banks 0.3%
Bank Leumi Le-Israel B.M. *	163,210	640,875

Italy 2.2%

Automobiles & Components 0.5%
Pirelli & C. S.p.A	76,930	1,147,275

Banks 1.2%
Intesa Sanpaolo S.p.A.	903,898	2,684,236

Consumer Services 0.1%
Autogrill S.p.A. *	32,862	279,650

Real Estate 0.1%
Beni Stabili S.p.A.	323,342	262,525

Telecommunication Services 0.3%
Telecom Italia S.p.A. *	653,369	752,871

		5,126,557

Japan 19.8%

Banks 4.0%
Mizuho Financial Group, Inc.	1,910,200	3,708,599
Resona Holdings, Inc.	716,400	3,992,194
The Bank of Yokohama Ltd.	252,000	1,433,913

		9,134,706

Capital Goods 2.2%
Komatsu Ltd.	130,800	2,900,792
Mitsubishi Electric Corp.	167,000	2,204,656

		5,105,448

Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	14,000	143,617
Duskin Co., Ltd.	37,800	689,921

		833,538

Consumer Durables & Apparel 1.4%
Gunze Ltd.	375,869	1,025,818
Panasonic Corp.	170,600	2,127,113

		3,152,931

Consumer Services 0.3%
Oriental Land Co., Ltd.	3,800	713,588

Diversified Financials 1.7%
Daiwa Securities Group, Inc.	327,000	2,745,486
ORIX Corp.	66,900	1,081,189

		3,826,675

Food, Beverage & Tobacco 0.4%
Kirin Holdings Co., Ltd.	43,000	602,741
Yamazaki Baking Co., Ltd.	17,000	215,175

		817,916

Health Care Equipment & Services 0.1%
Fukuda Denshi Co., Ltd.	4,100	233,562

Household & Personal Products 0.3%
Kao Corp.	19,300	793,697

Insurance 0.9%
T&D Holdings, Inc.	162,300	2,036,959

Media 0.3%
Daiichikosho Co., Ltd.	1,995	59,179
SKY Perfect JSAT Holdings, Inc.	121,870	722,670

		781,849

Real Estate 0.2%
Daito Trust Construction Co., Ltd.	3,900	470,051

2

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.9%
Canon Marketing Japan, Inc.	107,182	2,183,786

Software & Services 1.2%
Capcom Co., Ltd.	67,400	1,231,067
Fujitsu Ltd.	203,000	1,556,092

		2,787,159

Technology Hardware & Equipment 3.1%
Canon, Inc.	105,000	3,435,101
FUJIFILM Holdings Corp.	107,700	3,074,385
Murata Manufacturing Co., Ltd.	3,800	362,236
The Nippon Signal Co., Ltd.	16,100	150,809

		7,022,531

Telecommunication Services 2.0%
Nippon Telegraph & Telephone Corp.	68,700	4,561,972

Transportation 0.4%
Central Japan Railway Co.	2,845	404,052
West Japan Railway Co.	13,500	612,310

		1,016,362

		45,472,730

Malaysia 0.1%

Real Estate 0.1%
Eastern & Oriental Bhd	359,700	327,590

Mexico 0.1%

Food, Beverage & Tobacco 0.1%
Industrias Bachoco S.A.B. de CV, Series B	28,661	126,958

Netherlands 1.5%

Consumer Durables & Apparel 0.2%
TomTom N.V. *	60,869	442,483

Food & Staples Retailing 1.2%
Koninklijke Ahold N.V.	163,791	2,855,912

Food, Beverage & Tobacco 0.1%
Nutreco N.V.	4,593	196,209

		3,494,604

New Zealand 0.2%

Media 0.2%
SKY Network Television Ltd.	79,760	455,665

Norway 1.1%

Energy 1.0%
Statoil A.S.A.	84,156	2,404,721

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	15,622	105,118

		2,509,839

Portugal 0.0%

Food & Staples Retailing 0.0%
Sonae	54,671	82,157

Republic of Korea 0.5%

Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd.	269	348,144

Technology Hardware & Equipment 0.3%
LG Display Co., Ltd. *	21,390	702,184

		1,050,328

Singapore 2.9%

Banks 1.9%
DBS Group Holdings Ltd.	299,000	4,356,228

Food, Beverage & Tobacco 0.2%
Indofood Agri Resources Ltd.	616,603	477,213

Real Estate 0.2%
UOL Group Ltd.	106,000	561,588

Retailing 0.5%
Jardine Cycle & Carriage Ltd.	29,000	1,077,636

Transportation 0.1%
Singapore Airlines Ltd.	35,000	289,009

		6,761,674

Spain 2.0%

Banks 0.2%
Banco Santander S.A.	51,969	522,148

Capital Goods 0.1%
Sacyr S.A. *	56,644	319,312

Energy 0.6%
Repsol S.A.	56,006	1,396,652

Utilities 1.1%
Endesa S.A.	64,035	2,467,009

		4,705,121

Sweden 3.3%

Banks 0.6%
Swedbank AB, A Shares	51,736	1,325,353

Capital Goods 0.5%
Trelleborg AB, B Shares	62,447	1,195,963

Consumer Durables & Apparel 0.1%
Husqvarna AB, B Shares	39,093	308,343

Food & Staples Retailing 0.3%
Axfood AB	13,433	684,678

Real Estate 0.5%
Wihlborgs Fastigheter AB	66,579	1,238,884

Retailing 0.2%
Hennes & Mauritz AB, B Shares	10,339	422,673

Technology Hardware & Equipment 1.1%
Telefonaktiebolaget LM Ericsson, B Shares	193,260	2,406,450

		7,582,344

Switzerland 8.9%

Capital Goods 0.1%
Bucher Industries AG - Reg’d	708	212,847

 3

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.3%
Forbo Holding AG - Reg’d *	626	612,051

Diversified Financials 0.4%
UBS AG - Reg’d *	57,845	993,865

Food, Beverage & Tobacco 3.3%
Nestle S.A. - Reg’d	102,632	7,598,874

Insurance 1.6%
Baloise Holding AG - Reg’d	16,818	2,024,975
Zurich Insurance Group AG *	5,800	1,684,956

		3,709,931

Materials 0.1%
Givaudan S.A. - Reg’d *	225	368,008

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Actelion Ltd. - Reg’d *	12,936	1,553,689
Lonza Group AG - Reg’d *	6,508	721,695
Novartis AG - Reg’d	39,866	3,468,286
Roche Holding AG	4,673	1,356,131

		7,099,801

		20,595,377

United Kingdom 19.6%

Banks 0.6%
HSBC Holdings plc	120,284	1,289,554

Capital Goods 0.2%
QinetiQ Group plc	135,049	470,645

Commercial & Professional Supplies 0.9%
Berendsen plc	113,098	1,994,712

Consumer Durables & Apparel 0.4%
Barratt Developments plc	154,941	908,959

Consumer Services 0.1%
Carnival plc	8,970	323,123

Diversified Financials 1.9%
Investec plc	195,512	1,691,068
Man Group plc	1,337,945	2,674,101

		4,365,169

Energy 3.9%
BP plc	430,593	3,506,638
Royal Dutch Shell plc, B Shares	98,607	4,246,193
Soco International plc *	180,984	1,310,227

		9,063,058

Food & Staples Retailing 0.1%
Greggs plc	26,062	229,666

Food, Beverage & Tobacco 0.9%
Associated British Foods plc	41,511	1,943,207

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	8,140	718,578

Insurance 0.6%
Old Mutual plc	441,922	1,453,822

Materials 2.2%
Anglo American plc	27,446	737,089
BHP Billiton plc	36,330	1,239,289
Rio Tinto plc	54,454	3,112,264

		5,088,642

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
AstraZeneca plc	45,631	3,331,812
Shire plc	18,683	1,537,767

		4,869,579

Real Estate 0.7%
Grainger plc	451,750	1,636,185

Retailing 2.2%
Next plc	28,684	3,273,760
WH Smith plc	91,586	1,742,930

		5,016,690

Technology Hardware & Equipment 0.1%
Pace plc	25,545	137,357

Telecommunication Services 2.0%
BT Group plc	557,646	3,650,850
Vodafone Group plc	276,642	921,243

		4,572,093

Transportation 0.4%
easyJet plc	45,317	987,693

		45,068,732

Total Common Stock
(Cost $204,463,434)		223,362,640

Other Investment Company 1.2% of net assets

Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	2,830,558	2,830,558

Total Other Investment Company
(Cost $2,830,558)		2,830,558

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.9% of net assets

U.S. Treasury Obligation 0.9%
U.S. Treasury Bill
0.02%, 09/18/14 (a)(b)	2,000,000	1,999,960

Total Short-Term Investment
(Cost $1,999,960)		1,999,960

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $209,494,057 and the unrealized appreciation and depreciation were $22,652,228 and ($3,953,127), respectively, with a net unrealized appreciation of $18,699,101.

4

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

At 07/31/14, the values of certain foreign securities held by the fund aggregating $217,878,189 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

Reg’d —	Registered

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini Long, expires 09/19/14	53	5,075,280	(78,499)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

 5

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$167,873,732	$—	$167,873,732
Brazil[1]	1,701,922	—	—	1,701,922
Canada[1]	1,215,041	—	—	1,215,041
France[1]	—	23,123,465	—	23,123,465
Health Care Equipment & Services	1,143,801	—	—	1,143,801
Mexico[1]	126,958	—	—	126,958

6

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Sweden[1]	$—	$6,897,666	$—	$6,897,666
Food & Staples Retailing	684,678	—	—	684,678
Switzerland[1]	—	19,983,326	—	19,983,326
Consumer Durables & Apparel	612,051	—	—	612,051
Other Investment Company[1]	2,830,558	—	—	2,830,558
Short-Term Investment[1]	—	1,999,960	—	1,999,960

Total	$8,315,009	$219,878,149	$—	$228,193,158

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($78,499)	$—	$—	($78,499)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $188,076 and $512,489 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46827JUL14

 7

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	2,782,681,329	3,804,558,622
0.6%	Other Investment Company	23,731,170	23,731,170
0.1%	Short-Term Investment	4,599,908	4,599,908

99.8%	Total Investments	2,811,012,407	3,832,889,700
0.4%	Collateral Invested for Securities on Loan	16,334,200	16,334,200
(0.2%)	Other Assets and Liabilities, Net		(9,123,724)

100.0%	Net Assets		3,840,100,176

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc.	28,000	1,743,000
Dana Holding Corp.	38,400	859,392
Ford Motor Co.	636,674	10,836,192
General Motors Co.	260,700	8,816,874
Harley-Davidson, Inc.	37,860	2,340,505
Johnson Controls, Inc.	149,310	7,053,404
Lear Corp.	25,100	2,363,667
The Goodyear Tire & Rubber Co.	53,190	1,338,792
TRW Automotive Holdings Corp. *	28,650	2,930,609
Visteon Corp. *	13,700	1,308,350

		39,590,785

Banks 5.5%
Bank of America Corp.	3,004,660	45,821,065
BB&T Corp.	140,075	5,185,576
CIT Group, Inc.	22,000	1,080,420
Citigroup, Inc.	584,433	28,584,618
Comerica, Inc.	30,700	1,542,982
Fifth Third Bancorp	166,890	3,417,907
Hudson City Bancorp, Inc.	163,190	1,591,103
Huntington Bancshares, Inc.	145,427	1,428,093
JPMorgan Chase & Co.	840,642	48,479,824
KeyCorp	183,490	2,484,455
M&T Bank Corp.	19,186	2,331,099
New York Community Bancorp, Inc. (b)	101,130	1,605,944
People’s United Financial, Inc.	58,500	849,420
Regions Financial Corp.	314,725	3,191,312
SunTrust Banks, Inc.	113,960	4,336,178
The PNC Financial Services Group, Inc.	89,245	7,368,067
U.S. Bancorp	283,400	11,911,302
Wells Fargo & Co.	742,825	37,809,792
Zions Bancorp	39,835	1,148,045

		210,167,202

Capital Goods 7.3%
3M Co.	114,075	16,072,027
AECOM Technology Corp. *	36,900	1,252,755
AGCO Corp.	28,540	1,390,183
Alliant Techsystems, Inc.	7,920	1,029,046
AMETEK, Inc.	17,800	866,682
Armstrong World Industries, Inc. *	12,200	593,896
Caterpillar, Inc.	125,745	12,668,809
Cummins, Inc.	31,284	4,360,677
Danaher Corp.	53,600	3,959,968
Deere & Co.	88,786	7,556,576
Dover Corp.	35,675	3,059,488
Eaton Corp. plc	58,599	3,980,044
EMCOR Group, Inc.	23,840	975,771
Emerson Electric Co.	167,450	10,658,193
Exelis, Inc.	86,455	1,455,902
Fastenal Co.	29,340	1,301,229
Flowserve Corp.	22,475	1,664,049
Fluor Corp.	60,540	4,411,550
Fortune Brands Home & Security, Inc.	15,000	566,850
Foster Wheeler AG	40,200	1,324,992
General Dynamics Corp.	91,925	10,734,082
General Electric Co.	1,982,625	49,863,019
Harsco Corp.	43,035	1,087,494
Honeywell International, Inc.	109,540	10,059,058
Hubbell, Inc., Class B	9,130	1,067,662
Illinois Tool Works, Inc.	73,670	6,068,198
Ingersoll-Rand plc	71,342	4,194,196
Jacobs Engineering Group, Inc. *	40,940	2,080,161
Joy Global, Inc.	28,900	1,712,614
KBR, Inc.	78,000	1,611,480
Kennametal, Inc.	17,700	748,356
L-3 Communications Holdings, Inc.	51,435	5,398,618
Lincoln Electric Holdings, Inc.	12,500	830,500
Lockheed Martin Corp.	70,135	11,710,441
Masco Corp.	78,150	1,625,520
MRC Global, Inc. *	26,900	721,727
Northrop Grumman Corp.	102,295	12,609,905
Oshkosh Corp.	26,920	1,244,242
Owens Corning	34,950	1,190,048
PACCAR, Inc.	66,942	4,168,478
Pall Corp.	12,440	963,727
Parker Hannifin Corp.	37,717	4,335,569
Pentair plc	16,437	1,053,119
Precision Castparts Corp.	12,416	2,840,781
Quanta Services, Inc. *	45,800	1,533,842

 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Raytheon Co.	106,410	9,658,836
Rockwell Automation, Inc.	14,550	1,624,653
Rockwell Collins, Inc.	27,930	2,046,431
Roper Industries, Inc.	7,400	1,066,118
Snap-on, Inc.	10,200	1,226,040
SPX Corp.	15,335	1,520,159
Stanley Black & Decker, Inc.	26,203	2,291,452
Textron, Inc.	67,920	2,470,250
The Boeing Co.	79,940	9,631,171
The Timken Co.	20,065	888,880
Trinity Industries, Inc.	28,000	1,221,920
United Rentals, Inc. *	14,900	1,577,910
United Technologies Corp.	189,015	19,874,927
URS Corp.	43,293	2,479,390
W.W. Grainger, Inc.	10,235	2,406,760
WESCO International, Inc. *	14,600	1,145,954
Xylem, Inc.	31,855	1,124,163

		280,856,538

Commercial & Professional Supplies 0.9%
Cintas Corp.	28,050	1,755,930
Equifax, Inc.	19,130	1,455,602
Iron Mountain, Inc.	48,380	1,621,214
Manpowergroup, Inc.	42,190	3,286,179
Nielsen N.V.	21,600	995,976
Pitney Bowes, Inc.	89,705	2,427,417
R.R. Donnelley & Sons Co.	155,940	2,707,118
Republic Services, Inc.	66,124	2,508,083
Robert Half International, Inc.	38,810	1,888,107
The ADT Corp.	47,600	1,656,480
The Dun & Bradstreet Corp.	10,800	1,188,324
Tyco International Ltd.	145,600	6,282,640
Waste Management, Inc.	152,655	6,852,683

		34,625,753

Consumer Durables & Apparel 1.0%
Coach, Inc.	72,575	2,508,192
D.R. Horton, Inc.	49,890	1,032,723
Fossil Group, Inc. *	7,500	735,000
Garmin Ltd.	28,670	1,577,997
Harman International Industries, Inc.	11,820	1,283,061
Hasbro, Inc.	34,665	1,731,864
Jarden Corp. *	18,615	1,040,579
Leggett & Platt, Inc.	49,520	1,624,256
Mattel, Inc.	70,935	2,512,872
Mohawk Industries, Inc. *	10,135	1,264,544
Newell Rubbermaid, Inc.	55,750	1,810,760
NIKE, Inc., Class B	109,956	8,480,906
NVR, Inc. *	1,553	1,749,392
PVH Corp.	6,500	716,170
Ralph Lauren Corp.	11,720	1,826,679
Tupperware Brands Corp.	10,200	742,356
VF Corp.	45,080	2,762,052
Whirlpool Corp.	24,155	3,445,469

		36,844,872

Consumer Services 1.6%
Apollo Education Group, Inc. *	86,850	2,425,720
Brinker International, Inc.	26,755	1,199,694
Carnival Corp.	80,245	2,906,474
Chipotle Mexican Grill, Inc. *	1,487	1,000,008
Darden Restaurants, Inc.	48,445	2,264,804
DeVry Education Group, Inc.	21,200	847,364
Graham Holdings Co., Class B	1,820	1,248,065
H&R Block, Inc.	47,465	1,525,050
International Game Technology	75,655	1,280,839
Las Vegas Sands Corp.	14,700	1,085,595
Marriott International, Inc., Class A	35,789	2,315,906
McDonald’s Corp.	229,480	21,699,629
MGM Resorts International *	51,715	1,388,031
Royal Caribbean Cruises Ltd.	34,105	2,034,363
Service Corp. International	50,800	1,066,800
Starbucks Corp.	57,080	4,433,974
Starwood Hotels & Resorts Worldwide, Inc.	29,170	2,241,423
Wyndham Worldwide Corp.	30,240	2,284,632
Wynn Resorts Ltd.	10,600	2,259,920
Yum! Brands, Inc.	69,130	4,797,622

		60,305,913

Diversified Financials 3.0%
Ally Financial, Inc. *	19,200	440,832
American Express Co.	133,325	11,732,600
Ameriprise Financial, Inc.	27,600	3,300,960
Berkshire Hathaway, Inc., Class B *	211,111	26,479,653
BlackRock, Inc.	9,800	2,986,354
Capital One Financial Corp.	108,620	8,639,635
CME Group, Inc.	33,000	2,440,020
Discover Financial Services	62,122	3,793,169
E*TRADE Financial Corp. *	31,700	666,334
Franklin Resources, Inc.	74,120	4,013,598
Invesco Ltd.	60,000	2,257,800
Legg Mason, Inc.	39,220	1,860,989
Leucadia National Corp.	24,000	593,040
McGraw Hill Financial, Inc.	57,480	4,611,046
Moody’s Corp.	22,170	1,928,790
Morgan Stanley	186,135	6,019,606
Northern Trust Corp.	32,260	2,157,871
PHH Corp. *	44,290	1,034,171
State Street Corp.	52,536	3,700,636
T. Rowe Price Group, Inc.	35,245	2,737,127
The Bank of New York Mellon Corp.	149,952	5,854,126
The Charles Schwab Corp. (a)	112,515	3,122,291
The Goldman Sachs Group, Inc.	86,311	14,920,583
The NASDAQ OMX Group, Inc.	24,300	1,025,217

		116,316,448

Energy 16.0%
Alpha Natural Resources, Inc. *(b)	215,400	730,206
Anadarko Petroleum Corp.	74,415	7,951,243
Apache Corp.	92,220	9,467,305
Arch Coal, Inc. (b)	252,700	750,519
Baker Hughes, Inc.	104,749	7,203,589
Cameron International Corp. *	36,880	2,615,161

2

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chesapeake Energy Corp.	175,120	4,617,914
Chevron Corp.	778,205	100,575,214
Cimarex Energy Co.	9,145	1,271,338
ConocoPhillips	906,610	74,795,325
CONSOL Energy, Inc.	39,235	1,523,103
Denbury Resources, Inc.	57,500	974,625
Devon Energy Corp.	120,540	9,100,770
Diamond Offshore Drilling, Inc. (b)	35,820	1,676,018
Dresser-Rand Group, Inc. *	14,700	874,797
Energen Corp.	13,310	1,086,495
EOG Resources, Inc.	45,200	4,946,688
EQT Corp.	10,000	938,200
Exxon Mobil Corp.	1,851,684	183,205,615
FMC Technologies, Inc. *	29,480	1,792,384
Halliburton Co.	148,965	10,277,095
Helmerich & Payne, Inc.	12,295	1,306,467
Hess Corp.	116,050	11,486,629
HollyFrontier Corp.	48,202	2,265,976
Kinder Morgan, Inc.	73,900	2,658,922
Marathon Oil Corp.	381,390	14,778,862
Marathon Petroleum Corp.	117,695	9,825,179
Murphy Oil Corp.	111,875	6,950,794
Nabors Industries Ltd.	107,000	2,906,120
National Oilwell Varco, Inc.	77,223	6,258,152
Newfield Exploration Co. *	45,100	1,817,530
Noble Energy, Inc.	32,670	2,172,228
Occidental Petroleum Corp.	176,470	17,242,884
Oceaneering International, Inc.	11,400	774,174
Oil States International, Inc. *	10,000	612,900
ONEOK, Inc.	38,820	2,501,173
Patterson-UTI Energy, Inc.	40,900	1,404,915
Peabody Energy Corp.	136,045	2,063,803
Phillips 66	399,455	32,399,795
Pioneer Natural Resources Co.	6,300	1,395,198
QEP Resources, Inc.	43,950	1,452,547
Schlumberger Ltd.	180,700	19,586,073
SEACOR Holdings, Inc. *	12,000	911,520
Seadrill Ltd. (b)	67,800	2,458,428
Southwestern Energy Co. *	30,940	1,255,545
Spectra Energy Corp.	104,660	4,282,687
Tesoro Corp.	72,560	4,465,342
The Williams Cos., Inc.	106,975	6,057,994
Valero Energy Corp.	408,425	20,747,990
Western Refining, Inc.	22,300	913,408
World Fuel Services Corp.	65,500	2,813,225
WPX Energy, Inc. *	102,058	2,099,333

		614,239,397

Food & Staples Retailing 4.0%
Casey’s General Stores, Inc.	13,312	880,855
Costco Wholesale Corp.	136,015	15,987,203
CVS Caremark Corp.	443,535	33,868,333
Safeway, Inc.	226,740	7,813,460
SUPERVALU, Inc. *	276,120	2,532,020
Sysco Corp.	244,740	8,734,771
The Kroger Co.	245,020	12,001,080
United Natural Foods, Inc. *	11,900	697,578
Wal-Mart Stores, Inc.	691,625	50,889,767
Walgreen Co.	293,270	20,168,178
Whole Foods Market, Inc.	51,300	1,960,686

		155,533,931

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	438,080	17,786,048
Archer-Daniels-Midland Co.	327,005	15,173,032
Brown-Forman Corp., Class B	18,050	1,564,033
Bunge Ltd.	112,675	8,883,297
Campbell Soup Co.	47,830	1,989,250
Coca-Cola Enterprises, Inc.	77,695	3,531,238
ConAgra Foods, Inc.	141,005	4,248,481
Constellation Brands, Inc., Class A *	16,205	1,349,228
Dr Pepper Snapple Group, Inc.	54,000	3,173,040
General Mills, Inc.	117,410	5,888,111
Hormel Foods Corp.	25,420	1,150,509
Ingredion, Inc.	16,300	1,200,169
Kellogg Co.	56,980	3,409,113
Kraft Foods Group, Inc.	119,600	6,408,766
Lorillard, Inc.	78,954	4,775,138
McCormick & Co., Inc. - Non Voting Shares	18,140	1,193,249
Mead Johnson Nutrition Co.	12,900	1,179,576
Molson Coors Brewing Co., Class B	24,980	1,686,899
Mondelez International, Inc., Class A	453,692	16,332,912
Monster Beverage Corp. *	10,000	639,600
PepsiCo, Inc.	300,208	26,448,325
Philip Morris International, Inc.	337,620	27,688,216
Reynolds American, Inc.	66,250	3,700,062
The Coca-Cola Co.	568,430	22,333,615
The Hershey Co.	15,150	1,335,473
The Hillshire Brands Co.	89,800	5,636,746
The JM Smucker Co.	24,825	2,473,563
Tyson Foods, Inc., Class A	126,280	4,698,879

		195,876,568

Health Care Equipment & Services 5.8%
Abbott Laboratories	398,290	16,775,975
Aetna, Inc.	128,332	9,949,580
AmerisourceBergen Corp.	106,340	8,178,609
Baxter International, Inc.	120,660	9,012,095
Becton, Dickinson & Co.	49,255	5,725,401
Boston Scientific Corp. *	249,665	3,190,719
C.R. Bard, Inc.	17,400	2,596,602
Cardinal Health, Inc.	158,720	11,372,288
CareFusion Corp. *	33,310	1,458,645
Catamaran Corp. *	12,800	582,272
Cigna Corp.	34,109	3,071,174
Community Health Systems, Inc. *	49,462	2,359,337
Covidien plc	72,970	6,312,635
DaVita HealthCare Partners, Inc. *	25,420	1,790,585
DENTSPLY International, Inc.	20,135	934,667
Express Scripts Holding Co. *	90,340	6,292,181
HCA Holdings, Inc. *	138,400	9,038,904
Health Net, Inc. *	75,870	3,125,085
Henry Schein, Inc. *	15,030	1,747,237

 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Humana, Inc.	61,340	7,216,651
Intuitive Surgical, Inc. *	1,979	905,491
Laboratory Corp. of America Holdings *	16,530	1,713,996
LifePoint Hospitals, Inc. *	17,730	1,271,596
Magellan Health, Inc. *	16,600	956,160
McKesson Corp.	78,800	15,118,568
Medtronic, Inc.	202,465	12,500,189
Omnicare, Inc.	32,710	2,044,375
Owens & Minor, Inc.	41,502	1,373,301
Patterson Cos., Inc.	28,175	1,099,107
Quest Diagnostics, Inc.	57,055	3,486,060
St. Jude Medical, Inc.	56,060	3,654,551
Stryker Corp.	52,145	4,159,607
Tenet Healthcare Corp. *	26,393	1,392,759
UnitedHealth Group, Inc.	345,875	28,033,169
Universal Health Services, Inc., Class B	15,450	1,646,970
Varian Medical Systems, Inc. *	16,820	1,381,763
WellCare Health Plans, Inc. *	13,600	848,368
WellPoint, Inc.	239,970	26,351,106
Zimmer Holdings, Inc.	41,740	4,176,922

		222,844,700

Household & Personal Products 2.0%
Avon Products, Inc.	169,625	2,239,050
Church & Dwight Co., Inc.	17,700	1,135,986
Colgate-Palmolive Co.	138,760	8,797,384
Energizer Holdings, Inc.	10,620	1,218,751
Herbalife Ltd. (b)	17,400	911,760
Kimberly-Clark Corp.	69,920	7,262,591
The Clorox Co.	20,320	1,765,198
The Estee Lauder Cos., Inc., Class A	22,520	1,654,319
The Procter & Gamble Co.	669,995	51,804,014

		76,789,053

Insurance 3.1%
ACE Ltd.	48,400	4,844,840
Aflac, Inc.	83,440	4,984,705
American Financial Group, Inc.	21,440	1,200,426
American International Group, Inc.	186,080	9,672,438
Aon plc	35,636	3,006,253
Arch Capital Group Ltd. *	31,975	1,709,064
Assurant, Inc.	36,055	2,284,445
Axis Capital Holdings Ltd.	37,650	1,624,597
Cincinnati Financial Corp.	39,980	1,839,880
Everest Re Group Ltd.	10,525	1,640,953
FNF Group *	60,925	1,651,677
Genworth Financial, Inc., Class A *	107,400	1,406,940
HCC Insurance Holdings, Inc.	21,800	1,017,624
Lincoln National Corp.	43,980	2,304,112
Loews Corp.	80,182	3,378,068
Marsh & McLennan Cos., Inc.	77,150	3,916,905
MetLife, Inc.	125,505	6,601,563
PartnerRe Ltd.	19,330	2,017,279
Principal Financial Group, Inc.	40,085	1,991,423
Prudential Financial, Inc.	76,940	6,691,472
Reinsurance Group of America, Inc.	14,000	1,123,640
RenaissanceRe Holdings Ltd.	16,825	1,645,653
The Allstate Corp.	128,355	7,502,350
The Chubb Corp.	94,975	8,235,282
The Hartford Financial Services Group, Inc.	144,310	4,929,630
The Progressive Corp.	204,345	4,789,847
The Travelers Cos., Inc.	211,595	18,950,448
Torchmark Corp.	30,465	1,606,724
Unum Group	72,825	2,500,082
W. R. Berkley Corp.	36,360	1,622,020
White Mountains Insurance Group Ltd.	1,829	1,106,380
XL Group plc	49,685	1,601,844

		119,398,564

Materials 3.9%
Air Products & Chemicals, Inc.	39,375	5,195,531
Airgas, Inc.	13,200	1,411,344
Albemarle Corp.	16,600	1,018,244
Alcoa, Inc.	590,505	9,678,377
Allegheny Technologies, Inc.	41,511	1,562,889
AptarGroup, Inc.	17,700	1,081,470
Ashland, Inc.	15,535	1,625,738
Avery Dennison Corp.	30,250	1,428,102
Ball Corp.	40,680	2,492,057
Bemis Co., Inc.	31,755	1,238,763
Celanese Corp., Series A	25,200	1,466,892
CF Industries Holdings, Inc.	9,271	2,320,902
Cliffs Natural Resources, Inc. (b)	92,700	1,617,615
Commercial Metals Co.	71,845	1,238,608
Crown Holdings, Inc. *	19,600	912,380
Domtar Corp.	43,182	1,551,097
E.I. du Pont de Nemours & Co.	139,845	8,993,432
Eastman Chemical Co.	29,320	2,309,830
Ecolab, Inc.	17,491	1,898,298
FMC Corp.	14,680	957,430
Freeport-McMoRan, Inc.	348,370	12,966,331
Huntsman Corp.	55,915	1,456,586
International Flavors & Fragrances, Inc.	12,035	1,215,415
International Paper Co.	119,695	5,685,512
LyondellBasell Industries N.V., Class A	93,100	9,891,875
MeadWestvaco Corp.	50,540	2,112,572
Monsanto Co.	57,495	6,502,109
Newmont Mining Corp.	200,710	4,999,686
Nucor Corp.	120,180	6,035,440
Owens-Illinois, Inc. *	45,645	1,423,668
Packaging Corp. of America	13,345	882,905
PPG Industries, Inc.	21,300	4,225,068
Praxair, Inc.	47,670	6,108,434
Reliance Steel & Aluminum Co.	30,720	2,096,640
Rock-Tenn Co., Class A	8,700	865,041
Rockwood Holdings, Inc.	11,300	892,022
RPM International, Inc.	25,265	1,116,208
Sealed Air Corp.	39,375	1,264,725
Sigma-Aldrich Corp.	17,630	1,770,405
Sonoco Products Co.	28,955	1,133,299
Southern Copper Corp.	44,922	1,476,137

4

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Steel Dynamics, Inc.	100,450	2,130,544
The Dow Chemical Co.	263,400	13,451,838
The Mosaic Co.	90,610	4,178,027
The Sherwin-Williams Co.	8,445	1,741,612
The Valspar Corp.	15,650	1,174,532
United States Steel Corp.	97,895	3,278,504
Vulcan Materials Co.	22,423	1,415,564

		151,489,698

Media 3.7%
Cablevision Systems Corp., Class A	104,565	2,009,739
CBS Corp., Class B - Non Voting Shares	105,890	6,017,729
Charter Communications, Inc., Class A *	13,900	2,147,828
Comcast Corp., Class A	385,540	20,715,064
DIRECTV *	174,940	15,053,587
Discovery Communications, Inc., Class A *	30,467	2,596,093
DISH Network Corp., Class A *	31,370	1,940,548
Gannett Co., Inc.	78,730	2,576,046
News Corp., Class A *	36,200	638,930
Omnicom Group, Inc.	60,304	4,220,677
Scripps Networks Interactive, Inc., Class A	12,200	1,005,402
The Interpublic Group of Cos., Inc.	73,805	1,454,696
The Walt Disney Co.	294,650	25,304,542
Thomson Reuters Corp. (b)	91,700	3,467,177
Time Warner Cable, Inc.	68,909	9,998,696
Time Warner, Inc.	294,588	24,456,696
Twenty-First Century Fox, Inc., Class A	293,820	9,308,218
Viacom, Inc., Class B	101,600	8,399,272

		141,310,940

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	161,200	8,437,208
Actavis plc *	23,406	5,014,970
Agilent Technologies, Inc.	49,805	2,793,562
Allergan, Inc.	20,030	3,322,176
Amgen, Inc.	155,355	19,790,673
Biogen Idec, Inc. *	9,850	3,293,742
Bristol-Myers Squibb Co.	271,550	13,745,861
Celgene Corp. *	31,400	2,736,510
Covance, Inc. *	9,900	830,808
Eli Lilly & Co.	224,455	13,705,222
Endo International plc *	14,800	992,784
Gilead Sciences, Inc. *	105,720	9,678,666
Hospira, Inc. *	28,950	1,605,857
Johnson & Johnson	474,195	47,462,178
Merck & Co., Inc.	471,057	26,727,774
Mettler-Toledo International, Inc. *	3,600	925,704
Mylan, Inc. *	36,275	1,790,897
Pfizer, Inc.	1,505,799	43,216,431
Thermo Fisher Scientific, Inc.	39,545	4,804,717
Waters Corp. *	10,800	1,117,152
Zoetis, Inc.	23,600	776,676

		212,769,568

Real Estate 1.1%
American Capital Agency Corp.	26,500	612,680
American Tower Corp.	15,365	1,450,302
Annaly Capital Management, Inc.	324,985	3,607,334
Apartment Investment & Management Co., Class A	36,054	1,232,326
AvalonBay Communities, Inc.	7,599	1,125,260
Boston Properties, Inc.	14,690	1,754,721
Crown Castle International Corp.	17,980	1,333,756
Equity Residential	37,845	2,446,679
General Growth Properties, Inc.	43,100	1,007,247
HCP, Inc.	42,365	1,759,419
Health Care REIT, Inc.	16,600	1,056,258
Hospitality Properties Trust	36,455	1,041,519
Host Hotels & Resorts, Inc.	91,978	1,999,602
Kimco Realty Corp.	50,560	1,131,533
Plum Creek Timber Co., Inc.	30,095	1,245,030
Prologis, Inc.	27,600	1,126,356
Public Storage	12,630	2,167,434
Rayonier, Inc.	23,202	790,260
Simon Property Group, Inc.	21,376	3,595,229
The Macerich Co.	12,500	812,625
Ventas, Inc.	23,178	1,471,803
Vornado Realty Trust REIT	22,828	2,420,225
Weyerhaeuser Co.	251,157	7,866,237

		43,053,835

Retailing 4.4%
Aaron’s, Inc.	33,400	881,092
Abercrombie & Fitch Co., Class A	40,410	1,589,729
Advance Auto Parts, Inc.	14,345	1,737,323
Amazon.com, Inc. *	10,650	3,333,344
American Eagle Outfitters, Inc.	124,635	1,328,609
AutoNation, Inc. *	22,000	1,173,040
AutoZone, Inc. *	2,823	1,459,576
Bed Bath & Beyond, Inc. *	58,065	3,674,934
Best Buy Co., Inc.	247,500	7,358,175
Big Lots, Inc.	48,565	2,124,719
CarMax, Inc. *	31,180	1,521,896
Core-Mark Holding Co., Inc.	30,600	1,444,320
CST Brands, Inc.	25,100	839,093
Dick’s Sporting Goods, Inc.	19,400	825,082
Dillard’s, Inc., Class A	11,975	1,427,660
Dollar General Corp. *	53,100	2,932,713
Dollar Tree, Inc. *	43,934	2,393,085
Expedia, Inc.	24,765	1,966,836
Family Dollar Stores, Inc.	24,775	1,851,931
Foot Locker, Inc.	45,495	2,162,377
GameStop Corp., Class A	63,490	2,664,675
Genuine Parts Co.	41,300	3,420,466
Guess?, Inc.	27,900	725,679
J.C. Penney Co., Inc. *(b)	364,000	3,414,320
Kohl’s Corp.	134,495	7,200,862
L Brands, Inc.	46,220	2,679,373
Liberty Interactive Corp., Class A *	123,420	3,461,931
Lowe’s Cos., Inc.	376,255	18,003,802
Macy’s, Inc.	98,020	5,664,576
Murphy USA, Inc. *	21,500	1,062,530

 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nordstrom, Inc.	39,755	2,752,239
O’Reilly Automotive, Inc. *	14,130	2,119,500
PetSmart, Inc.	28,640	1,951,530
Rent-A-Center, Inc.	41,970	1,004,762
Ross Stores, Inc.	28,790	1,854,076
Sears Holdings Corp. *(b)	57,921	2,209,686
Signet Jewelers Ltd.	13,900	1,414,881
Staples, Inc.	519,150	6,016,948
Target Corp.	320,895	19,122,133
The Gap, Inc.	108,975	4,370,987
The Home Depot, Inc.	278,996	22,556,827
The Priceline Group, Inc. *	1,084	1,346,816
The TJX Cos., Inc.	125,060	6,664,447
Tiffany & Co.	16,135	1,574,937
Tractor Supply Co.	16,400	1,019,588
Urban Outfitters, Inc. *	24,300	868,239
Williams-Sonoma, Inc.	23,545	1,579,163

		168,750,507

Semiconductors & Semiconductor Equipment 2.6%
Altera Corp.	39,850	1,303,892
Analog Devices, Inc.	52,565	2,608,801
Applied Materials, Inc.	291,325	6,106,172
Avago Technologies Ltd.	17,200	1,193,336
Broadcom Corp., Class A	95,045	3,636,422
Intel Corp.	1,688,610	57,226,993
KLA-Tencor Corp.	31,780	2,271,952
Lam Research Corp.	25,700	1,799,000
Linear Technology Corp.	30,355	1,339,718
Marvell Technology Group Ltd.	120,230	1,603,868
Maxim Integrated Products, Inc.	56,200	1,647,222
Microchip Technology, Inc.	30,880	1,390,218
Micron Technology, Inc. *	131,375	4,013,506
NVIDIA Corp.	89,037	1,558,147
Texas Instruments, Inc.	263,470	12,185,487
Xilinx, Inc.	41,120	1,691,266

		101,576,000

Software & Services 6.6%
Accenture plc, Class A	92,595	7,340,932
Activision Blizzard, Inc.	56,700	1,268,946
Adobe Systems, Inc. *	51,240	3,541,196
Alliance Data Systems Corp. *	5,880	1,542,265
Amdocs Ltd.	39,500	1,790,930
AOL, Inc. *	50,680	1,953,714
Autodesk, Inc. *	24,900	1,328,415
Automatic Data Processing, Inc.	69,380	5,641,288
Booz Allen Hamilton Holding Corp.	10,000	222,400
Broadridge Financial Solutions, Inc.	30,200	1,219,174
CA, Inc.	67,705	1,955,320
CACI International, Inc., Class A *	10,600	731,294
Citrix Systems, Inc. *	16,600	1,124,318
Cognizant Technology Solutions Corp., Class A *	41,000	2,011,050
Computer Sciences Corp.	65,145	4,064,397
CoreLogic, Inc. *	64,400	1,751,680
eBay, Inc. *	116,275	6,139,320
Electronic Arts, Inc. *	24,100	809,760
Facebook, Inc., Class A *	12,600	915,390
Fidelity National Information Services, Inc.	57,623	3,249,937
Fiserv, Inc. *	42,300	2,608,641
Google, Inc., Class A *	11,996	6,952,282
Google, Inc., Class C *	12,072	6,900,355
IAC/InterActiveCorp	22,162	1,489,286
International Business Machines Corp.	283,295	54,299,153
Intuit, Inc.	36,055	2,955,428
Leidos Holdings, Inc.	53,900	1,991,066
MasterCard, Inc., Class A	58,838	4,362,838
Microsoft Corp.	1,822,715	78,668,379
Oracle Corp.	477,060	19,268,453
Paychex, Inc.	48,560	1,991,446
Science Applications International Corp.	5,800	242,266
Symantec Corp.	172,445	4,080,049
Teradata Corp. *	22,300	940,168
The Western Union Co.	176,410	3,081,883
Total System Services, Inc.	37,270	1,192,640
Visa, Inc., Class A	17,300	3,650,473
Xerox Corp.	446,926	5,926,239
Yahoo! Inc. *	73,405	2,628,633

		251,831,404

Technology Hardware & Equipment 4.8%
Amphenol Corp., Class A	19,600	1,884,932
Anixter International, Inc.	10,520	904,404
Apple, Inc.	378,275	36,151,742
Arrow Electronics, Inc. *	55,195	3,198,550
Avnet, Inc.	73,980	3,131,573
Cisco Systems, Inc.	1,168,965	29,492,987
Corning, Inc.	269,860	5,302,749
EMC Corp.	263,510	7,720,843
Harris Corp.	34,525	2,357,022
Hewlett-Packard Co.	1,560,575	55,572,076
Ingram Micro, Inc., Class A *	177,755	5,101,569
Jabil Circuit, Inc.	95,395	1,904,084
Juniper Networks, Inc. *	112,670	2,652,252
Lexmark International, Inc., Class A	30,445	1,462,273
Motorola Solutions, Inc.	67,845	4,320,370
NetApp, Inc.	34,830	1,352,797
QUALCOMM, Inc.	126,885	9,351,424
SanDisk Corp.	23,565	2,161,146
SYNNEX Corp. *	14,500	935,250
Tech Data Corp. *	56,940	3,575,263
Vishay Intertechnology, Inc.	65,040	958,039
Western Digital Corp.	33,500	3,344,305

		182,835,650

Telecommunication Services 4.3%
AT&T, Inc.	2,306,085	82,073,565
CenturyLink, Inc.	164,255	6,445,366
Frontier Communications Corp.	560,098	3,668,642
Sprint Corp. *	776,457	5,706,959
Telephone & Data Systems, Inc.	67,227	1,680,675
Verizon Communications, Inc.	1,189,830	59,991,229

6

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Windstream Holdings, Inc. (b)	344,900	3,952,554

		163,518,990

Transportation 1.7%
Avis Budget Group, Inc. *	44,390	2,494,274
C.H. Robinson Worldwide, Inc.	52,080	3,513,317
CSX Corp.	287,610	8,605,291
Expeditors International of Washington, Inc.	49,725	2,147,125
FedEx Corp.	81,062	11,906,387
Hertz Global Holdings, Inc. *	94,300	2,661,146
J.B. Hunt Transport Services, Inc.	13,445	1,038,761
Kansas City Southern	7,200	785,232
Norfolk Southern Corp.	60,650	6,165,679
Ryder System, Inc.	26,920	2,318,620
Union Pacific Corp.	128,712	12,653,677
United Parcel Service, Inc., Class B	102,960	9,996,386

		64,285,895

Utilities 4.2%
AES Corp.	274,740	4,013,951
AGL Resources, Inc.	23,314	1,203,935
Alliant Energy Corp.	28,875	1,631,438
Ameren Corp.	102,190	3,929,205
American Electric Power Co., Inc.	144,945	7,535,691
American Water Works Co., Inc.	31,800	1,519,086
Atmos Energy Corp.	32,760	1,582,963
Calpine Corp. *	85,650	1,887,726
CenterPoint Energy, Inc.	121,570	2,956,582
CMS Energy Corp.	69,410	2,008,031
Consolidated Edison, Inc.	93,325	5,234,599
Dominion Resources, Inc.	145,010	9,808,476
DTE Energy Co.	55,465	4,094,426
Duke Energy Corp.	126,448	9,120,694
Edison International	101,890	5,583,572
Entergy Corp.	101,317	7,378,917
Exelon Corp.	362,137	11,255,218
FirstEnergy Corp.	201,934	6,302,360
Great Plains Energy, Inc.	40,170	995,814
Integrys Energy Group, Inc.	30,635	2,008,431
MDU Resources Group, Inc.	55,780	1,757,628
National Fuel Gas Co.	12,745	878,258
NextEra Energy, Inc.	83,180	7,809,770
NiSource, Inc.	71,835	2,706,743
Northeast Utilities	45,115	1,980,549
NRG Energy, Inc.	108,726	3,366,157
OGE Energy Corp.	38,030	1,367,179
Pepco Holdings, Inc.	105,665	2,837,105
PG&E Corp.	141,815	6,334,876
Pinnacle West Capital Corp.	32,385	1,732,274
PPL Corp.	141,555	4,669,899
Public Service Enterprise Group, Inc.	173,780	6,111,843
SCANA Corp.	39,285	1,998,821
Sempra Energy	51,215	5,106,648
TECO Energy, Inc.	78,925	1,378,031
The Southern Co.	229,970	9,955,401
UGI Corp.	32,120	1,559,105
Vectren Corp.	23,100	879,879
Westar Energy, Inc.	30,870	1,112,555
Wisconsin Energy Corp.	41,040	1,788,523
Xcel Energy, Inc.	141,690	4,364,052

		159,746,411

Total Common Stock
(Cost $2,782,681,329)		3,804,558,622

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	23,731,170	23,731,170

Total Other Investment Company
(Cost $23,731,170)		23,731,170

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.02%, 09/18/14 (c)(d)	4,600,000	4,599,908

Total Short-Term Investment
(Cost $4,599,908)		4,599,908

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	16,334,200	16,334,200

Total Collateral Invested for Securities on Loan
(Cost $16,334,200)		16,334,200

End of Collateral Invested for Securities on Loan.

 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

At 07/31/14, tax basis cost of the fund’s investments was $2,827,164,249 and the unrealized appreciation and depreciation were $1,024,626,137 and ($18,900,686), respectively, with a net unrealized appreciation of $1,005,725,451.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $18,460,379. Non-Cash Collateral received for securities on loan amounted to $2,815,025.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	280	26,947,200	(122,529)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

8

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,804,558,622	$—	$—	$3,804,558,622
Other Investment Company[1]	23,731,170	—	—	23,731,170
Short-Term Investment[1]	—	4,599,908	—	4,599,908

Total	$3,828,289,792	$4,599,908	$—	$3,832,889,700

Other Financial Instruments
Collateral Invested for Securities on Loan	$16,334,200	$—	$—	$16,334,200

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($122,529)	$—	$—	($122,529)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46846JUL14

10

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Common Stock	920,531,950	1,153,402,353
0.0%	Rights	266,857	266,364
0.5%	Other Investment Company	6,176,136	6,176,136
0.1%	Short-Term Investments	547,991	547,991

100.1%	Total Investments	927,522,934	1,160,392,844
3.6%	Collateral Invested for Securities on Loan	41,325,159	41,325,159
(3.7%)	Other Assets and Liabilities, Net		(42,663,317)

100.0%	Net Assets		1,159,054,686

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Automobiles & Components 0.8%
Cooper Tire & Rubber Co.	65,300	1,886,517
Drew Industries, Inc.	13,295	598,275
Gentex Corp.	61,500	1,777,350
Modine Manufacturing Co. *	13,200	181,764
Standard Motor Products, Inc.	3,600	129,780
Superior Industries International, Inc.	36,960	691,522
Tenneco, Inc. *	23,000	1,465,100
Thor Industries, Inc.	42,400	2,245,928
Tower International, Inc. *	4,600	144,900

		9,121,136

Banks 4.5%
Associated Banc-Corp.	111,100	1,990,912
Astoria Financial Corp.	83,700	1,078,056
BancorpSouth, Inc.	54,900	1,145,763
Bank of Hawaii Corp.	33,900	1,938,402
BankUnited, Inc.	27,700	865,348
BOK Financial Corp.	13,100	867,744
Capitol Federal Financial, Inc.	81,686	955,726
Cathay General Bancorp	28,400	726,756
City National Corp.	18,300	1,377,075
Commerce Bancshares, Inc.	40,304	1,816,098
Community Bank System, Inc.	15,100	531,973
Cullen/Frost Bankers, Inc.	22,800	1,777,716
CVB Financial Corp.	38,480	588,359
East West Bancorp, Inc.	40,200	1,369,212
EverBank Financial Corp.	9,500	180,500
F.N.B. Corp.	79,400	976,620
First Citizens BancShares, Inc., Class A	1,200	266,820
First Financial Bancorp	38,100	622,554
First Financial Bankshares, Inc.	4,600	135,148
First Horizon National Corp.	153,000	1,802,340
First Niagara Financial Group, Inc.	186,200	1,601,320
First Republic Bank	24,800	1,158,656
FirstMerit Corp.	65,801	1,158,098
Fulton Financial Corp.	118,200	1,340,388
Glacier Bancorp, Inc.	27,080	717,078
Hancock Holding Co.	26,300	853,172
Iberiabank Corp.	2,300	150,903
International Bancshares Corp.	36,000	912,600
MB Financial, Inc.	22,945	618,138
National Penn Bancshares, Inc.	14,700	151,410
NBT Bancorp, Inc.	25,755	601,894
Northwest Bancshares, Inc.	67,492	836,901
Old National Bancorp	47,025	629,195
Popular, Inc. *	117,900	3,761,010
Prosperity Bancshares, Inc.	14,200	825,446
Provident Financial Services, Inc.	38,190	638,155
Signature Bank *	5,600	640,584
Susquehanna Bancshares, Inc.	89,100	907,038
SVB Financial Group *	8,800	959,376
Synovus Financial Corp.	90,300	2,126,565
TCF Financial Corp.	128,900	2,037,909
Trustmark Corp.	46,000	1,059,380
UMB Financial Corp.	13,501	764,562
Umpqua Holdings Corp.	44,000	744,480
United Bankshares, Inc.	28,695	920,536
Valley National Bancorp	167,100	1,600,818
Washington Federal, Inc.	56,500	1,184,240
Webster Financial Corp.	39,600	1,135,332
Westamerica Bancorp	15,170	725,429
Wintrust Financial Corp.	14,440	669,005

		52,442,740

Capital Goods 11.3%
A.O. Smith Corp.	28,500	1,330,950
AAR Corp.	45,280	1,218,032
Actuant Corp., Class A	36,200	1,168,536
Acuity Brands, Inc.	17,800	1,909,406
Aegion Corp. *	32,815	751,792
Air Lease Corp.	3,800	130,910
Aircastle Ltd.	75,300	1,351,635
Albany International Corp., Class A	18,200	652,288
Allegion plc	12,600	648,018
Allison Transmission Holdings, Inc.	12,900	377,712
American Science & Engineering, Inc.	2,000	125,600
Apogee Enterprises, Inc.	23,395	759,168
Applied Industrial Technologies, Inc.	44,920	2,176,823
Astec Industries, Inc.	20,850	810,439
AZZ, Inc.	3,200	139,648

 1

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
B/E Aerospace, Inc. *	23,900	2,034,846
Barnes Group, Inc.	34,565	1,183,851
Beacon Roofing Supply, Inc. *	33,680	930,915
Briggs & Stratton Corp.	78,900	1,446,237
Carlisle Cos., Inc.	35,700	2,856,714
Chart Industries, Inc. *	8,010	609,161
Chicago Bridge & Iron Co., N.V.	33,498	1,987,101
CIRCOR International, Inc.	9,490	682,046
CLARCOR, Inc.	28,225	1,674,025
Colfax Corp. *	2,300	144,831
Comfort Systems USA, Inc.	12,900	192,210
Crane Co.	29,700	2,037,717
Cubic Corp.	15,190	666,233
Curtiss-Wright Corp.	31,900	2,025,969
DigitalGlobe, Inc. *	17,000	444,550
Donaldson Co., Inc.	63,700	2,470,923
Dycom Industries, Inc. *	36,270	1,019,912
Encore Wire Corp.	24,340	1,020,820
EnerSys	26,800	1,699,924
Engility Holdings, Inc. *	6,400	221,184
EnPro Industries, Inc. *	10,270	702,673
ESCO Technologies, Inc.	19,300	647,515
Esterline Technologies Corp. *	15,600	1,693,380
Franklin Electric Co., Inc.	19,460	713,209
GATX Corp.	49,100	3,044,200
Generac Holdings, Inc. *	21,900	950,460
General Cable Corp.	103,100	2,291,913
Graco, Inc.	22,940	1,701,001
GrafTech International Ltd. *	120,300	1,010,520
Granite Construction, Inc.	60,200	1,959,510
Griffon Corp.	13,500	145,395
H&E Equipment Services, Inc. *	23,720	858,190
HEICO Corp.	13,612	669,166
Hexcel Corp. *	31,385	1,169,091
Hillenbrand, Inc.	35,300	1,060,765
Huntington Ingalls Industries, Inc.	29,300	2,663,956
Hyster-Yale Materials Handling, Inc.	2,000	160,200
IDEX Corp.	29,900	2,267,018
ITT Corp.	130,100	5,980,697
Kaman Corp.	22,380	895,424
Layne Christensen Co. *	51,900	563,115
Lennox International, Inc.	38,100	3,250,692
Lindsay Corp. (a)	1,700	137,615
Masonite International Corp. *	5,000	245,050
MasTec, Inc. *	30,810	837,724
Meritor, Inc. *	78,700	989,259
Moog, Inc., Class A *	24,900	1,643,898
MSC Industrial Direct Co., Inc., Class A	25,500	2,174,895
Mueller Industries, Inc.	76,000	2,115,080
Mueller Water Products, Inc., Class A	108,600	841,650
MYR Group, Inc. *	5,800	143,898
Navistar International Corp. *	45,800	1,610,786
Nordson Corp.	22,150	1,665,015
Orbital Sciences Corp. *	42,955	1,102,655
Polypore International, Inc. *	17,500	754,250
Quanex Building Products Corp.	47,150	805,793
Raven Industries, Inc.	17,130	477,413
RBC Bearings, Inc.	2,200	122,056
Regal-Beloit Corp.	31,600	2,221,164
Rexnord Corp. *	7,000	188,370
Rush Enterprises, Inc., Class A *	27,960	985,031
Simpson Manufacturing Co., Inc.	27,185	826,696
Spirit AeroSystems Holdings, Inc., Class A *	86,100	2,804,277
Standex International Corp.	1,900	125,305
TAL International Group, Inc. *	21,290	941,018
Teledyne Technologies, Inc. *	18,000	1,641,600
Tennant Co.	10,780	786,401
Terex Corp.	92,500	3,192,175
The Babcock & Wilcox Co.	55,100	1,710,304
The Greenbrier Cos., Inc. (a)	16,920	1,090,494
The Manitowoc Co., Inc.	74,000	1,965,440
The Middleby Corp. *	9,624	701,205
The Toro Co.	37,920	2,249,794
Titan International, Inc.	38,275	571,063
TransDigm Group, Inc.	14,600	2,451,632
TriMas Corp. *	15,900	503,712
Triumph Group, Inc.	27,100	1,716,785
Tutor Perini Corp. *	81,300	2,213,799
Universal Forest Products, Inc.	37,870	1,657,949
Valmont Industries, Inc.	13,250	1,929,597
WABCO Holdings, Inc. *	22,100	2,154,308
Wabtec Corp.	24,220	1,954,070
Watsco, Inc.	18,745	1,678,990
Watts Water Technologies, Inc., Class A	21,755	1,271,797
Woodward, Inc.	38,500	1,923,460

		130,421,689

Commercial & Professional Supplies 4.6%
ABM Industries, Inc.	85,600	2,106,616
ACCO Brands Corp. *	29,400	194,628
Brady Corp., Class A	58,500	1,529,775
Clean Harbors, Inc. *	23,230	1,338,745
Copart, Inc. *	76,500	2,553,570
Covanta Holding Corp.	94,800	1,935,816
Deluxe Corp.	36,000	1,980,360
FTI Consulting, Inc. *	50,200	1,855,392
G&K Services, Inc., Class A	19,990	961,319
Healthcare Services Group, Inc.	34,555	903,268
Herman Miller, Inc.	48,310	1,412,584
HNI Corp.	51,400	1,816,476
Huron Consulting Group, Inc. *	10,100	610,444
ICF International, Inc. *	18,100	625,717
IHS, Inc., Class A *	10,710	1,406,973
Insperity, Inc.	28,260	901,777
Interface, Inc.	34,685	549,757
KAR Auction Services, Inc.	36,700	1,075,677
Kelly Services, Inc., Class A	94,000	1,498,360
Kforce, Inc.	37,400	743,886
Kimball International, Inc., Class B	15,100	238,127
Knoll, Inc.	44,800	753,088
Korn/Ferry International *	30,930	909,961
McGrath RentCorp	18,625	643,494
Mobile Mini, Inc.	3,400	128,384
MSA Safety, Inc.	16,825	871,198
Navigant Consulting, Inc. *	55,325	902,904
On Assignment, Inc. *	3,800	102,638
Quad Graphics, Inc.	64,700	1,366,464
Resources Connection, Inc.	72,160	1,089,616

2

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rollins, Inc.	22,222	629,105
Steelcase, Inc., Class A	130,600	1,972,060
Stericycle, Inc. *	18,600	2,188,290
Team, Inc. *	3,200	126,752
Tetra Tech, Inc.	46,495	1,128,898
The Brink’s Co.	62,500	1,677,500
The Corporate Executive Board Co.	16,470	1,022,293
Towers Watson & Co., Class A	18,615	1,899,102
TrueBlue, Inc. *	45,930	1,239,651
UniFirst Corp.	9,305	904,539
United Stationers, Inc.	71,700	2,766,186
Verisk Analytics, Inc., Class A *	31,900	1,915,276
Viad Corp.	33,565	712,249
Waste Connections, Inc.	38,900	1,841,526
West Corp.	6,900	177,813

		53,208,254

Consumer Durables & Apparel 2.8%
Arctic Cat, Inc.	12,200	434,320
Brunswick Corp.	19,300	778,369
Callaway Golf Co.	102,255	777,138
Carter’s, Inc.	24,000	1,837,440
Columbia Sportswear Co.	10,980	820,865
Crocs, Inc. *	61,760	980,131
Deckers Outdoor Corp. *	19,550	1,730,370
Ethan Allen Interiors, Inc.	28,065	643,250
G-III Apparel Group Ltd. *	10,600	823,302
Hanesbrands, Inc.	30,900	3,019,239
Helen of Troy Ltd. *	15,430	827,511
Iconix Brand Group, Inc. *	3,500	147,805
JAKKS Pacific, Inc. *(a)	100,725	628,524
KB Home	45,400	740,020
La-Z-Boy, Inc.	39,920	839,917
Lennar Corp., Class A	44,100	1,597,743
M.D.C. Holdings, Inc.	30,700	827,979
Meritage Homes Corp. *	14,900	570,670
Michael Kors Holdings Ltd. *	10,700	871,836
Oxford Industries, Inc.	2,100	125,097
Polaris Industries, Inc.	17,700	2,611,458
PulteGroup, Inc.	97,500	1,720,875
Quiksilver, Inc. *	144,500	432,055
Skechers U.S.A., Inc., Class A *	30,845	1,609,184
Steven Madden Ltd. *	22,622	720,511
Sturm, Ruger & Co., Inc. (a)	2,600	129,896
Tempur Sealy International, Inc. *	41,815	2,287,698
Toll Brothers, Inc. *	47,700	1,559,313
Under Armour, Inc., Class A *	19,460	1,298,955
Wolverine World Wide, Inc.	63,980	1,552,155

		32,943,626

Consumer Services 4.1%
Aramark	7,500	202,200
Bally Technologies, Inc. *	26,275	1,580,967
Bob Evans Farms, Inc. (a)	42,355	2,012,286
Boyd Gaming Corp. *	88,000	968,000
Buffalo Wild Wings, Inc. *	4,800	697,536
Burger King Worldwide, Inc.	37,200	981,336
Capella Education Co.	11,300	722,748
Career Education Corp. *	393,000	2,008,230
Choice Hotels International, Inc.	17,040	799,006
Churchill Downs, Inc.	1,600	138,400
Cracker Barrel Old Country Store, Inc.	14,420	1,398,163
DineEquity, Inc.	10,130	821,037
Domino’s Pizza, Inc.	28,100	2,023,200
Dunkin’ Brands Group, Inc.	18,100	775,766
Hilton Worldwide Holdings, Inc. *	7,400	179,154
Houghton Mifflin Harcourt Co. *	10,500	183,855
Hyatt Hotels Corp., Class A *	21,800	1,282,494
International Speedway Corp., Class A	28,150	853,508
ITT Educational Services, Inc. *(a)	86,235	1,227,124
Jack in the Box, Inc.	42,000	2,401,980
Life Time Fitness, Inc. *	22,985	904,460
Marriott Vacations Worldwide Corp. *	19,900	1,145,245
Matthews International Corp., Class A	26,815	1,166,184
Norwegian Cruise Line Holdings Ltd. *	6,400	209,792
Panera Bread Co., Class A *	10,275	1,513,507
Papa John’s International, Inc.	20,620	859,648
Penn National Gaming, Inc. *	116,300	1,218,824
Pinnacle Entertainment, Inc. *	30,775	670,895
Red Robin Gourmet Burgers, Inc. *	11,980	771,033
Regis Corp.	124,600	1,735,678
Ruby Tuesday, Inc. *	155,750	936,057
Scientific Games Corp., Class A *	16,900	144,326
SeaWorld Entertainment, Inc.	33,200	924,620
Six Flags Entertainment Corp.	23,500	898,170
Sonic Corp. *	58,580	1,209,677
Sotheby’s	23,020	912,743
Steiner Leisure Ltd. *	14,160	565,126
Strayer Education, Inc. *	41,000	2,124,620
Texas Roadhouse, Inc.	43,310	1,077,553
The Cheesecake Factory, Inc.	49,435	2,119,773
The Wendy’s Co.	237,300	1,933,995
Vail Resorts, Inc.	18,460	1,393,730
Weight Watchers International, Inc. (a)	72,092	1,563,675

		47,256,321

Diversified Financials 3.3%
Affiliated Managers Group, Inc. *	8,100	1,613,925
BGC Partners, Inc., Class A	22,600	176,958
Cash America International, Inc.	33,905	1,505,043
CBOE Holdings, Inc.	25,600	1,240,832
Eaton Vance Corp.	74,200	2,606,646
Ezcorp, Inc., Class A *	70,300	688,237
Federated Investors, Inc., Class B	99,600	2,810,712
First Cash Financial Services, Inc. *	12,790	721,484
Greenhill & Co., Inc.	21,835	999,388
Intercontinental Exchange, Inc.	20,700	3,978,954
Investment Technology Group, Inc. *	48,855	893,558
Janus Capital Group, Inc.	177,000	2,016,030
Lazard Ltd., Class A	30,000	1,569,000
LPL Financial Holdings, Inc.	29,700	1,410,156
MSCI, Inc. *	45,600	2,063,400

 3

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nelnet, Inc., Class A	16,740	690,190
Portfolio Recovery Associates, Inc. *	2,900	170,984
Raymond James Financial, Inc.	41,300	2,104,235
Santander Consumer USA Holdings, Inc.	20,100	385,317
SEI Investments Co.	80,100	2,869,182
SLM Corp.	215,800	1,911,988
Stifel Financial Corp. *	14,560	666,702
TD Ameritrade Holding Corp.	79,500	2,553,540
Waddell & Reed Financial, Inc., Class A	31,300	1,652,327
World Acceptance Corp. *(a)	11,160	904,853

		38,203,641

Energy 6.2%
Alon USA Energy, Inc.	10,600	136,210
Atwood Oceanics, Inc. *	22,400	1,078,560
Basic Energy Services, Inc. *	34,185	820,098
Bill Barrett Corp. *	47,600	1,142,876
Bristow Group, Inc.	18,800	1,341,756
C&J Energy Services, Inc. *	5,000	149,800
Cabot Oil & Gas Corp.	50,500	1,663,975
CARBO Ceramics, Inc.	7,380	919,105
Cloud Peak Energy, Inc. *	73,600	1,139,328
Comstock Resources, Inc.	39,155	926,407
Concho Resources, Inc. *	14,200	1,999,360
Continental Resources, Inc. *	1,000	146,780
CVR Energy, Inc. (a)	3,600	169,488
Delek US Holdings, Inc.	56,500	1,650,930
Dril-Quip, Inc. *	9,985	1,006,188
Energy XXI (Bermuda) Ltd.	46,500	928,140
EXCO Resources, Inc. (a)	210,400	969,944
Exterran Holdings, Inc.	65,200	2,754,700
Forest Oil Corp. *	630,100	1,285,404
Forum Energy Technologies, Inc. *	5,100	169,779
Frontline Ltd. *(a)	207,500	500,075
Golar LNG Ltd.	3,200	197,152
Green Plains, Inc.	31,500	1,180,935
Gulfmark Offshore, Inc., Class A	15,105	578,068
Helix Energy Solutions Group, Inc. *	92,600	2,354,818
Hercules Offshore, Inc. *(a)	187,500	661,875
Hornbeck Offshore Services, Inc. *	15,380	672,106
ION Geophysical Corp. *	147,205	552,019
Key Energy Services, Inc. *	226,900	1,393,166
Matrix Service Co. *	25,000	671,250
McDermott International, Inc. *(a)	469,900	3,430,270
Newpark Resources, Inc. *	65,040	795,439
Nordic American Offshore Ltd. *	682	12,481
Nordic American Tankers Ltd. (a)	78,785	678,339
North Atlantic Drilling Ltd.	18,900	184,275
Parker Drilling Co. *	147,510	911,612
PBF Energy, Inc., Class A	6,400	173,440
PDC Energy, Inc. *	10,055	545,584
Penn Virginia Corp. *	82,600	1,075,452
Pioneer Energy Services Corp. *	69,700	1,025,287
Quicksilver Resources, Inc. *(a)	407,100	765,348
Range Resources Corp.	25,100	1,897,309
Rosetta Resources, Inc. *	16,110	822,738
Rowan Cos. plc, Class A	87,900	2,682,708
RPC, Inc.	8,000	180,000
SandRidge Energy, Inc. *(a)	281,900	1,680,124
SemGroup Corp., Class A	30,300	2,335,524
Ship Finance International Ltd.	50,500	919,100
SM Energy Co.	26,500	2,081,310
Stone Energy Corp. *	36,400	1,385,020
Superior Energy Services, Inc.	85,400	2,869,440
Swift Energy Co. *(a)	96,405	1,065,275
Targa Resources Corp.	15,200	1,938,000
Teekay Corp.	33,900	1,886,874
TETRA Technologies, Inc. *	77,760	856,138
Tidewater, Inc.	51,600	2,439,132
Ultra Petroleum Corp. *(a)	66,300	1,519,596
Unit Corp. *	40,400	2,559,340
W&T Offshore, Inc.	49,900	669,159
Whiting Petroleum Corp. *	40,200	3,557,298

		72,101,904

Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	9,600	235,392
PriceSmart, Inc.	7,740	637,002
Rite Aid Corp. *	227,500	1,521,975
Roundy’s, Inc.	99,700	481,551
SpartanNash, Co.	16,300	341,648
Susser Holdings Corp. *	19,600	1,571,332
The Andersons, Inc.	27,237	1,471,343
The Fresh Market, Inc. *	18,000	538,740
The Pantry, Inc. *	140,200	2,510,982

		9,309,965

Food, Beverage & Tobacco 2.6%
B&G Foods, Inc.	20,200	567,014
Cal-Maine Foods, Inc.	14,200	1,011,040
Chiquita Brands International, Inc. *	156,800	1,503,712
Darling Ingredients, Inc. *	52,420	981,302
Dean Foods Co.	301,000	4,611,320
Flowers Foods, Inc.	106,750	2,037,857
Fresh Del Monte Produce, Inc.	74,600	2,233,524
J&J Snack Foods Corp.	7,835	705,855
Keurig Green Mountain, Inc.	14,080	1,679,462
Lancaster Colony Corp.	14,865	1,298,458
Pilgrim’s Pride Corp. *	32,600	911,496
Pinnacle Foods, Inc.	4,900	147,637
Post Holdings, Inc. *	26,900	1,208,348
Sanderson Farms, Inc.	21,500	1,958,435
Seaboard Corp. *	372	1,060,944
Snyder’s-Lance, Inc.	31,560	783,004
The Hain Celestial Group, Inc. *	10,670	912,285
The WhiteWave Foods Co. *	46,100	1,373,319
TreeHouse Foods, Inc. *	18,385	1,351,298
Universal Corp.	48,500	2,518,605
Vector Group Ltd. (a)	44,707	917,835

		29,772,750

Health Care Equipment & Services 5.1%
Air Methods Corp. *	3,800	190,950
Alere, Inc. *	46,600	1,864,000
Align Technology, Inc. *	2,700	146,367

4

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Allscripts Healthcare Solutions, Inc. *	52,700	838,984
Amedisys, Inc. *	90,070	1,817,613
Amsurg Corp. *	21,325	1,018,482
Analogic Corp.	8,165	587,145
BioScrip, Inc. *	18,000	134,820
Brookdale Senior Living, Inc. *	51,200	1,774,080
Centene Corp. *	37,700	2,717,793
Cerner Corp. *	47,500	2,622,000
Chemed Corp. (a)	22,995	2,342,041
CONMED Corp.	18,295	713,505
Edwards Lifesciences Corp. *	26,700	2,409,675
Envision Healthcare Holdings Inc *	5,200	185,900
Gentiva Health Services, Inc. *	61,425	1,111,793
Greatbatch, Inc. *	13,800	683,238
Haemonetics Corp. *	28,300	1,006,631
Hanger, Inc. *	19,000	601,350
HealthSouth Corp.	32,000	1,226,560
Healthways, Inc. *	50,060	865,537
Hill-Rom Holdings, Inc.	53,100	2,092,140
Hologic, Inc. *	96,700	2,520,969
IDEXX Laboratories, Inc. *	20,400	2,539,392
Integra LifeSciences Holdings Corp. *	12,620	598,440
Invacare Corp.	71,365	1,068,334
Kindred Healthcare, Inc.	130,300	3,114,170
Masimo Corp. *	24,300	585,144
MEDNAX, Inc. *	37,400	2,213,332
Molina Healthcare, Inc. *	38,457	1,570,968
MWI Veterinary Supply, Inc. *	5,300	748,678
Orthofix International N.V. *	4,700	155,382
PharMerica Corp. *	62,440	1,685,256
Quality Systems, Inc.	11,600	179,916
ResMed, Inc. (a)	40,840	2,113,062
Select Medical Holdings Corp.	64,000	994,560
Sirona Dental Systems, Inc. *	14,390	1,154,078
STERIS Corp.	44,400	2,259,072
Team Health Holdings, Inc. *	2,700	152,685
Teleflex, Inc.	24,200	2,607,308
The Cooper Cos., Inc.	12,300	1,978,824
The Ensign Group, Inc.	3,100	102,083
Thoratec Corp. *	6,000	195,000
Triple-S Management Corp., Class B *	15,600	269,568
VCA, Inc. *	48,800	1,819,752
West Pharmaceutical Services, Inc.	28,180	1,148,335

		58,724,912

Household & Personal Products 0.3%
Elizabeth Arden, Inc. *	21,970	453,241
Nu Skin Enterprises, Inc., Class A	22,420	1,315,830
Spectrum Brands Holdings, Inc.	10,300	859,020
WD-40 Co.	8,115	541,757

		3,169,848

Insurance 5.0%
Alleghany Corp. *	4,300	1,779,555
Allied World Assurance Co. Holdings AG	88,400	3,183,284
American Equity Investment Life Holding Co.	41,215	912,500
Argo Group International Holdings Ltd.	22,604	1,125,905
Arthur J. Gallagher & Co.	57,700	2,596,500
Aspen Insurance Holdings Ltd.	70,100	2,804,701
Assured Guaranty Ltd.	60,200	1,343,664
Brown & Brown, Inc.	52,000	1,600,560
CNO Financial Group, Inc.	170,100	2,752,218
Employers Holdings, Inc.	10,800	230,040
Endurance Specialty Holdings Ltd.	63,800	3,374,382
First American Financial Corp.	95,500	2,591,870
Horace Mann Educators Corp.	22,890	655,799
Infinity Property & Casualty Corp.	18,065	1,169,890
Kemper Corp.	69,800	2,415,778
Markel Corp. *	3,282	2,074,585
Mercury General Corp.	30,700	1,511,054
Montpelier Re Holdings Ltd.	35,000	1,033,550
Old Republic International Corp.	173,200	2,492,348
Platinum Underwriters Holdings Ltd.	49,100	2,877,260
Primerica, Inc.	61,700	2,843,136
ProAssurance Corp.	34,200	1,492,146
Protective Life Corp.	55,500	3,850,590
RLI Corp.	34,700	1,483,078
Safety Insurance Group, Inc.	13,305	665,383
Selective Insurance Group, Inc.	43,400	967,386
StanCorp Financial Group, Inc.	39,000	2,353,260
Stewart Information Services Corp.	22,400	660,128
Symetra Financial Corp.	39,000	889,200
The Hanover Insurance Group, Inc.	36,900	2,133,189
Validus Holdings Ltd.	65,827	2,404,660

		58,267,599

Materials 6.2%
A. Schulman, Inc.	41,233	1,638,599
AK Steel Holding Corp. (a)	342,400	3,115,840
Axiall Corp.	33,724	1,444,399
Berry Plastics Group, Inc. *	11,000	267,190
Boise Cascade Co. *	6,400	180,160
Cabot Corp.	52,300	2,739,997
Calgon Carbon Corp. *	7,100	150,520
Carpenter Technology Corp.	31,700	1,716,238
Century Aluminum Co. *	78,900	1,483,320
Chemtura Corp. *	86,900	2,021,294
Clearwater Paper Corp. *	15,760	1,065,376
Coeur Mining, Inc. *	91,900	716,820
Compass Minerals International, Inc.	19,030	1,636,961
Cytec Industries, Inc.	31,800	3,207,030
Eagle Materials, Inc.	11,770	1,068,951
Ferro Corp. *	96,930	1,215,502
Globe Specialty Metals, Inc.	7,100	135,113
Graphic Packaging Holding Co. *	170,500	2,046,000
Greif, Inc., Class A	37,400	1,876,732
H.B. Fuller Co.	38,380	1,713,667
Hecla Mining Co.	212,600	671,816
Innophos Holdings, Inc.	21,850	1,320,395
Innospec, Inc.	17,480	702,871
Intrepid Potash, Inc. *(a)	9,600	142,176
Kaiser Aluminum Corp.	20,180	1,558,300

 5

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KapStone Paper & Packaging Corp. *	25,000	743,500
Koppers Holdings, Inc.	18,660	672,320
Kraton Performance Polymers, Inc. *	39,300	809,973
Louisiana-Pacific Corp. *	51,400	695,956
LSB Industries, Inc. *	4,100	157,891
Martin Marietta Materials, Inc.	26,400	3,279,672
Materion Corp.	26,160	845,230
Minerals Technologies, Inc.	24,520	1,423,876
Myers Industries, Inc.	30,005	554,492
NewMarket Corp.	4,795	1,855,665
Olin Corp.	74,100	1,968,837
OM Group, Inc.	35,800	1,012,066
P.H. Glatfelter Co.	45,445	1,081,591
PolyOne Corp.	36,500	1,385,175
Quaker Chemical Corp.	2,000	141,220
Resolute Forest Products, Inc. *	177,200	2,727,108
RTI International Metals, Inc. *	18,780	466,871
Schnitzer Steel Industries, Inc., Class A	100,710	2,689,964
Schweitzer-Mauduit International, Inc.	19,772	807,291
Sensient Technologies Corp.	33,900	1,779,750
Silgan Holdings, Inc.	38,500	1,894,970
Stepan Co.	16,830	809,860
Stillwater Mining Co. *	57,970	1,037,663
SunCoke Energy, Inc. *	42,400	967,992
The Scotts Miracle-Gro Co., Class A	40,200	2,138,640
Tredegar Corp.	26,475	517,321
Tronox Ltd., Class A	9,900	262,746
W.R. Grace & Co. *	13,000	1,183,000
Walter Energy, Inc. (a)	234,700	1,349,525
Westlake Chemical Corp.	14,400	1,258,416
Worthington Industries, Inc.	40,800	1,560,600

		71,914,448

Media 2.3%
AMC Networks, Inc., Class A *	11,500	688,505
Central European Media Enterprises Ltd., Class A *	55,300	144,886
Cinemark Holdings, Inc.	76,100	2,496,080
Dex Media, Inc. *(a)	309,600	3,959,784
DreamWorks Animation SKG, Inc., Class A *	60,400	1,208,000
John Wiley & Sons, Inc., Class A	29,300	1,760,637
Lamar Advertising Co., Class A	47,500	2,382,125
Liberty Media Corp., Class A *	3,500	164,675
Liberty Media Corp., Class C *	7,000	329,000
Lions Gate Entertainment Corp.	23,700	729,960
Live Nation Entertainment, Inc. *	72,700	1,687,367
Loral Space & Communications, Inc. *	4,800	347,040
Meredith Corp.	34,700	1,593,424
Morningstar, Inc.	2,000	135,620
National CineMedia, Inc.	46,500	746,790
Regal Entertainment Group, Class A (a)	90,200	1,755,292
Scholastic Corp.	61,900	2,192,498
Sinclair Broadcast Group, Inc., Class A	25,819	834,212
Sirius XM Holdings, Inc. *	228,200	771,316
The Madison Square Garden Co., Class A *	16,000	949,440
The New York Times Co., Class A	112,700	1,407,623

		26,284,274

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Alexion Pharmaceuticals, Inc. *	4,900	779,051
Bio-Rad Laboratories, Inc., Class A *	12,000	1,379,880
Bruker Corp. *	30,600	695,538
Charles River Laboratories International, Inc. *	43,800	2,374,398
Cubist Pharmaceuticals, Inc. *	10,840	660,156
Illumina, Inc. *	11,160	1,784,596
Impax Laboratories, Inc. *	35,500	830,345
Mallinckrodt plc *(a)	8,100	563,922
Myriad Genetics, Inc. *(a)	22,400	808,640
PAREXEL International Corp. *	18,220	975,863
PDL BioPharma, Inc. (a)	139,150	1,305,227
PerkinElmer, Inc.	57,400	2,653,028
Perrigo Co., plc	16,700	2,512,515
QIAGEN N.V. *	68,400	1,671,012
Questcor Pharmaceuticals, Inc. (a)	2,700	242,919
Quintiles Transnational Holdings, Inc. *	2,800	153,804
Techne Corp.	12,665	1,181,898
United Therapeutics Corp. *	7,000	636,580

		21,209,372

Real Estate 9.0%
AG Mortgage Investment Trust, Inc.	8,800	161,392
Alexandria Real Estate Equities, Inc.	23,400	1,839,240
American Campus Communities, Inc.	25,160	979,227
American Capital Mortgage Investment Corp.	14,300	284,999
Anworth Mortgage Asset Corp.	176,155	894,867
Ashford Hospitality Trust, Inc.	67,785	780,205
BioMed Realty Trust, Inc.	68,200	1,466,300
Brandywine Realty Trust	111,800	1,738,490
Camden Property Trust	30,000	2,170,800
Capstead Mortgage Corp.	84,750	1,088,190
CBL & Associates Properties, Inc.	97,300	1,819,510
CBRE Group, Inc., Class A *	76,400	2,356,176
Chimera Investment Corp.	461,400	1,462,638
Columbia Property Trust, Inc.	20,200	515,302
Corporate Office Properties Trust	55,800	1,583,046
Corrections Corp. of America	81,028	2,610,722
Cousins Properties, Inc.	48,283	597,744
CYS Investments, Inc.	107,600	955,488
DCT Industrial Trust, Inc.	115,300	902,799
DDR Corp.	103,100	1,808,374
DiamondRock Hospitality Co.	92,400	1,132,824
Digital Realty Trust, Inc.	42,500	2,736,575
Douglas Emmett, Inc.	51,100	1,455,839

6

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Duke Realty Corp.	163,400	2,939,566
EastGroup Properties, Inc.	11,150	695,314
EPR Properties	22,500	1,212,750
Equity Commonwealth	84,700	2,275,042
Equity Lifestyle Properties, Inc.	17,740	785,705
Equity One, Inc.	5,900	136,998
Essex Property Trust, Inc.	14,809	2,807,342
Extra Space Storage, Inc.	16,565	856,907
Federal Realty Investment Trust	19,100	2,332,110
Franklin Street Properties Corp.	11,000	133,540
Glimcher Realty Trust	55,725	598,486
Government Properties Income Trust	6,000	140,100
Hatteras Financial Corp.	64,200	1,229,430
Healthcare Realty Trust, Inc.	39,100	965,770
Healthcare Trust of America, Inc., Class A	13,200	157,212
Hersha Hospitality Trust	23,500	155,335
Highwoods Properties, Inc.	39,400	1,657,558
Home Properties, Inc.	22,400	1,473,696
HomeBanc Corp. *(b)(c)	6,875	—
Inland Real Estate Corp.	51,130	528,684
Invesco Mortgage Capital, Inc.	55,600	944,088
Investors Real Estate Trust	15,400	131,208
iStar Financial, Inc. *	109,200	1,570,296
Jones Lang LaSalle, Inc.	24,700	3,055,390
Kilroy Realty Corp.	19,600	1,212,064
LaSalle Hotel Properties	33,540	1,166,857
Lexington Realty Trust	99,700	1,090,718
Liberty Property Trust	68,000	2,391,560
Mack-Cali Realty Corp.	109,100	2,302,010
Medical Properties Trust, Inc.	11,400	153,444
MFA Financial, Inc.	226,000	1,839,640
Mid-America Apartment Communities, Inc.	22,621	1,581,660
National Retail Properties, Inc.	30,800	1,095,556
NorthStar Realty Finance Corp. *	31,366	504,993
Omega Healthcare Investors, Inc.	29,090	1,062,949
Pennsylvania Real Estate Investment Trust	43,300	832,659
PennyMac Mortgage Investment Trust	8,900	190,549
Piedmont Office Realty Trust, Inc., Class A	142,900	2,779,405
Post Properties, Inc.	14,820	803,244
Potlatch Corp.	25,800	1,065,540
PS Business Parks, Inc.	7,350	606,375
Realty Income Corp.	36,300	1,562,715
Redwood Trust, Inc.	58,500	1,110,330
Regency Centers Corp.	37,200	2,022,192
Retail Properties of America, Inc., Class A	80,400	1,210,020
RLJ Lodging Trust	33,200	930,928
Ryman Hospitality Properties, Inc. (a)	16,600	792,650
Sabra Health Care REIT, Inc.	35,000	969,500
Senior Housing Properties Trust	61,900	1,415,034
SL Green Realty Corp.	20,200	2,177,560
Sovran Self Storage, Inc.	9,170	703,522
Starwood Property Trust, Inc.	30,500	719,800
Sun Communities, Inc.	12,755	671,296
Sunstone Hotel Investors, Inc.	63,200	896,808
Tanger Factory Outlet Centers, Inc.	25,180	872,487
Taubman Centers, Inc.	19,300	1,419,708
The Geo Group, Inc.	32,236	1,109,241
Two Harbors Investment Corp.	17,200	175,956
UDR, Inc.	88,200	2,564,856
Washington Real Estate Investment Trust	44,200	1,198,704
Weingarten Realty Investors	64,500	2,122,695
WP Carey, Inc.	15,300	1,005,669

		104,454,168

Retailing 5.1%
Aeropostale, Inc. *(a)	351,000	1,165,320
ANN, Inc. *	65,800	2,418,150
Asbury Automotive Group, Inc. *	24,600	1,661,238
Ascena Retail Group, Inc. *	94,900	1,524,094
Barnes & Noble, Inc. *	108,600	2,261,052
Brown Shoe Co., Inc.	53,042	1,495,254
Burlington Stores, Inc. *	10,600	346,938
Cabela’s, Inc. *	14,300	834,548
Chico’s FAS, Inc.	153,400	2,425,254
DSW, Inc., Class A	39,536	1,051,262
Express, Inc. *	70,800	1,101,648
Five Below, Inc. *	4,100	150,142
Fred’s, Inc., Class A	97,370	1,541,367
Genesco, Inc. *	21,900	1,670,313
GNC Holdings, Inc., Class A	36,000	1,181,160
Group 1 Automotive, Inc.	32,600	2,409,792
hhgregg, Inc. *(a)	48,000	341,280
Hibbett Sports, Inc. *	15,785	787,829
HSN, Inc.	21,700	1,212,813
Lithia Motors, Inc., Class A	13,235	1,175,930
LKQ Corp. *	75,300	1,969,471
Lumber Liquidators Holdings, Inc. *	6,200	336,164
Monro Muffler Brake, Inc.	13,340	677,539
Netflix, Inc. *	4,320	1,826,150
Nutrisystem, Inc.	64,230	1,030,892
Office Depot, Inc. *	633,558	3,174,126
Outerwall, Inc. *(a)	20,025	1,101,775
Penske Automotive Group, Inc.	44,800	2,080,960
Pier 1 Imports, Inc.	50,785	764,822
Pool Corp.	22,280	1,220,053
Sally Beauty Holdings, Inc. *	42,165	1,094,182
Sears Hometown & Outlet Stores, Inc. *	38,300	726,168
Select Comfort Corp. *	30,170	609,434
Sonic Automotive, Inc., Class A	70,300	1,709,696
Stage Stores, Inc.	64,655	1,165,083
Stein Mart, Inc.	10,400	134,992
The Bon-Ton Stores, Inc. (a)	49,100	456,630
The Buckle, Inc. (a)	27,322	1,215,829
The Cato Corp., Class A	34,295	1,058,344
The Children’s Place, Inc.	38,460	1,930,692
The Finish Line, Inc., Class A	58,452	1,536,703
The Men’s Wearhouse, Inc.	59,700	3,004,104
The Pep Boys - Manny, Moe & Jack *	90,215	954,475
TripAdvisor, Inc. *	7,600	720,784
Tuesday Morning Corp. *	10,900	179,414

 7

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ulta Salon, Cosmetics & Fragrance, Inc. *	14,200	1,311,086
Vitamin Shoppe, Inc. *	16,200	690,930

		59,435,882

Semiconductors & Semiconductor Equipment 4.2%
Advanced Energy Industries, Inc. *	8,100	136,242
Advanced Micro Devices, Inc. *(a)	660,900	2,584,119
Amkor Technology, Inc. *	169,300	1,498,305
Atmel Corp. *	327,300	2,683,860
Brooks Automation, Inc.	80,590	820,406
Cabot Microelectronics Corp. *	19,430	780,892
Cirrus Logic, Inc. *	37,235	835,181
Cree, Inc. *	21,800	1,029,614
Cypress Semiconductor Corp. *	174,505	1,764,245
Diodes, Inc. *	21,800	555,900
Entegris, Inc. *	95,945	1,102,408
Fairchild Semiconductor International, Inc. *	135,500	2,062,310
First Solar, Inc. *	42,200	2,663,242
Freescale Semiconductor Ltd. *	8,400	168,168
GT Advanced Technologies, Inc. *(a)	107,000	1,480,880
Integrated Device Technology, Inc. *	118,180	1,697,065
International Rectifier Corp. *	44,700	1,110,348
Intersil Corp., Class A	162,000	2,078,460
Micrel, Inc.	51,250	536,075
Microsemi Corp. *	27,745	665,325
MKS Instruments, Inc.	42,450	1,349,061
OmniVision Technologies, Inc. *	49,380	1,106,112
ON Semiconductor Corp. *	269,900	2,310,344
Photronics, Inc. *	74,425	593,167
PMC-Sierra, Inc. *	115,125	774,791
Power Integrations, Inc.	2,800	150,724
RF Micro Devices, Inc. *	170,245	1,899,934
Silicon Laboratories, Inc. *	37,590	1,531,041
Skyworks Solutions, Inc.	48,300	2,451,708
Spansion, Inc., Class A *	55,800	1,058,526
SunEdison, Inc. *	171,700	3,434,000
Synaptics, Inc. *	15,005	1,083,811
Teradyne, Inc.	106,400	1,938,608
Tessera Technologies, Inc.	28,190	716,308
TriQuint Semiconductor, Inc. *	91,260	1,640,855
Veeco Instruments, Inc. *	25,460	883,717

		49,175,752

Software & Services 5.8%
ACI Worldwide, Inc. *	7,800	146,172
Acxiom Corp. *	49,615	908,947
Akamai Technologies, Inc. *	45,700	2,697,214
ANSYS, Inc. *	14,500	1,115,630
Cadence Design Systems, Inc. *	41,600	700,128
Compuware Corp.	206,600	1,880,060
Convergys Corp.	142,900	2,770,831
Conversant, Inc. *	59,080	1,380,700
CSG Systems International, Inc.	39,445	1,027,148
Digital River, Inc. *	43,100	615,899
DST Systems, Inc.	34,800	3,134,436
EarthLink Holdings Corp.	376,475	1,483,311
Equinix, Inc. *	8,400	1,801,968
Euronet Worldwide, Inc. *	19,295	965,522
FactSet Research Systems, Inc.	18,165	2,182,161
Fair Isaac Corp.	32,105	1,834,801
FleetCor Technologies, Inc. *	5,600	743,624
Gartner, Inc. *	21,400	1,464,188
Genpact Ltd. *	71,750	1,262,800
Global Cash Access Holdings, Inc. *	75,035	628,043
Global Payments, Inc.	32,100	2,223,567
Heartland Payment Systems, Inc.	24,965	1,185,837
Informatica Corp. *	20,055	636,145
j2 Global, Inc.	15,385	752,634
Jack Henry & Associates, Inc.	28,580	1,667,643
Manhattan Associates, Inc. *	26,380	774,517
ManTech International Corp., Class A	46,500	1,255,500
MAXIMUS, Inc.	29,780	1,231,701
Mentor Graphics Corp.	32,420	640,295
MICROS Systems, Inc. *	24,740	1,673,166
Monster Worldwide, Inc. *	291,900	1,897,350
NeuStar, Inc., Class A *(a)	41,975	1,169,423
Nuance Communications, Inc. *	61,900	1,125,342
Progress Software Corp. *	41,925	971,821
PTC, Inc. *	34,140	1,227,674
Rackspace Hosting, Inc. *	22,420	679,102
Red Hat, Inc. *	23,200	1,348,384
Rovi Corp. *	36,969	863,966
salesforce.com, Inc. *	22,733	1,233,265
Sapient Corp. *	49,580	731,801
Solera Holdings, Inc.	13,960	893,440
Sykes Enterprises, Inc. *	46,155	955,409
Synopsys, Inc. *	47,600	1,797,852
Take-Two Interactive Software, Inc. *	49,755	1,113,517
TeleTech Holdings, Inc. *	25,210	694,031
TIBCO Software, Inc. *	78,230	1,509,839
Unisys Corp. *	55,500	1,181,595
Vantiv, Inc., Class A *	6,400	209,792
VeriFone Systems, Inc. *	27,800	931,578
VeriSign, Inc. *	51,100	2,761,955
Vistaprint N.V. *	18,720	922,147
VMware, Inc., Class A *	7,000	695,520
WebMD Health Corp. *	6,400	318,912
WEX, Inc. *	8,600	928,112

		66,946,415

Technology Hardware & Equipment 4.8%
ADTRAN, Inc.	50,245	1,117,449
ARRIS Group, Inc. *	56,905	1,944,444
Belden, Inc.	19,840	1,347,136
Benchmark Electronics, Inc. *	98,100	2,369,115
Brocade Communications Systems, Inc.	258,100	2,377,101
CDW Corp.	7,500	231,675
Checkpoint Systems, Inc. *	12,900	157,896
Cognex Corp. *	18,030	738,869
Coherent, Inc. *	17,740	1,045,063
CommScope Holding Co., Inc. *	8,200	202,048
Comtech Telecommunications Corp.	33,770	1,141,426

8

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Diebold, Inc.	72,500	2,731,800
Dolby Laboratories, Inc., Class A *	26,400	1,178,496
EchoStar Corp., Class A *	20,300	1,029,210
Electronics for Imaging, Inc. *	25,402	1,119,466
Emulex Corp. *	110,365	648,946
F5 Networks, Inc. *	20,840	2,346,376
Fabrinet *	7,900	146,940
FEI Co.	8,020	614,332
Finisar Corp. *	36,730	724,683
FLIR Systems, Inc.	72,400	2,409,472
Insight Enterprises, Inc. *	95,000	2,495,650
InterDigital, Inc.	27,100	1,194,839
Itron, Inc. *	45,600	1,640,688
JDS Uniphase Corp. *	105,900	1,257,033
Knowles Corp. *	9,000	261,720
Littelfuse, Inc.	8,545	742,731
MTS Systems Corp.	9,880	652,080
National Instruments Corp.	38,742	1,233,545
NCR Corp. *	76,900	2,380,055
NETGEAR, Inc. *	27,450	859,460
OSI Systems, Inc. *	9,200	609,960
Plantronics, Inc.	23,410	1,099,568
Plexus Corp. *	46,380	1,824,126
Polycom, Inc. *	150,440	1,928,641
QLogic Corp. *	203,380	1,850,758
Riverbed Technology, Inc. *	6,600	118,140
Rofin-Sinar Technologies, Inc. *	33,710	735,889
Sanmina Corp. *	131,700	3,067,293
ScanSource, Inc. *	40,640	1,455,318
Trimble Navigation Ltd. *	45,400	1,402,860
TTM Technologies, Inc. *	19,900	149,449
ViaSat, Inc. *	10,215	597,271
Zebra Technologies Corp., Class A *	36,120	2,892,129

		56,071,146

Telecommunication Services 1.0%
Cincinnati Bell, Inc. *	395,000	1,504,950
Consolidated Communications Holdings, Inc.	42,814	958,177
Inteliquent, Inc.	9,800	103,978
Intelsat S.A. *	36,900	684,126
Level 3 Communications, Inc. *	57,800	2,542,044
NTELOS Holdings Corp. (a)	43,620	525,185
SBA Communications Corp., Class A *	16,405	1,754,187
Spok Holdings, Inc.	13,900	208,083
T-Mobile US, Inc. *	35,600	1,172,664
tw telecom, Inc. *	53,600	2,183,664
Vonage Holdings Corp. *	48,700	169,476

		11,806,534

Transportation 3.9%
Alaska Air Group, Inc.	60,600	2,664,582
Allegiant Travel Co.	5,900	694,784
AMERCO	3,400	894,744
American Airlines Group, Inc.	15,600	606,060
ArcBest Corp.	36,540	1,159,414
Atlas Air Worldwide Holdings, Inc. *	32,900	1,125,838
Con-way, Inc.	60,900	3,005,415
Copa Holdings S.A., Class A	10,300	1,564,261
Delta Air Lines, Inc.	61,800	2,315,028
Forward Air Corp.	17,825	798,025
Genesee & Wyoming, Inc., Class A *	6,865	684,647
Hawaiian Holdings, Inc. *	57,740	804,318
Heartland Express, Inc.	46,765	1,049,874
Hub Group, Inc., Class A *	36,810	1,699,886
JetBlue Airways Corp. *	233,800	2,506,336
Kirby Corp. *	18,200	2,119,572
Knight Transportation, Inc.	53,425	1,280,063
Landstar System, Inc.	36,170	2,391,922
Matson, Inc.	62,600	1,687,070
Navios Maritime Holdings, Inc.	26,100	208,017
Old Dominion Freight Line, Inc. *	24,075	1,528,281
Republic Airways Holdings, Inc. *	135,700	1,348,858
Saia, Inc. *	17,250	787,463
SkyWest, Inc.	205,900	2,201,071
Southwest Airlines Co.	111,400	3,150,392
Spirit Airlines, Inc. *	4,100	268,222
Swift Transportation Co. *	37,500	766,875
United Continental Holdings, Inc. *	53,200	2,467,948
UTi Worldwide, Inc. *	174,300	1,648,878
Werner Enterprises, Inc.	71,400	1,755,012

		45,182,856

Utilities 4.0%
ALLETE, Inc.	27,400	1,285,608
American States Water Co.	20,130	614,972
Aqua America, Inc.	70,375	1,673,517
Atlantic Power Corp. (a)	271,500	1,023,555
Avista Corp.	59,400	1,843,182
Black Hills Corp.	29,100	1,533,861
California Water Service Group	30,680	698,584
Cleco Corp.	36,500	2,034,510
Dynegy, Inc. *	9,700	257,535
El Paso Electric Co.	38,690	1,425,726
Hawaiian Electric Industries, Inc. (a)	98,800	2,333,656
IDACORP, Inc.	31,900	1,708,245
ITC Holdings Corp.	47,000	1,696,700
MGE Energy, Inc.	22,050	829,521
New Jersey Resources Corp.	39,200	2,002,336
Northwest Natural Gas Co.	29,305	1,266,562
NorthWestern Corp.	32,700	1,511,394
Otter Tail Corp.	37,180	1,039,553
Piedmont Natural Gas Co., Inc.	63,500	2,202,815
PNM Resources, Inc.	75,500	1,936,575
Portland General Electric Co.	78,800	2,516,084
Questar Corp.	149,500	3,324,880
South Jersey Industries, Inc.	18,140	971,760
Southwest Gas Corp.	41,100	2,035,683
The Empire District Electric Co.	43,110	1,056,626
The Laclede Group, Inc.	28,540	1,340,809
UIL Holdings Corp.	39,800	1,397,378
UNS Energy Corp.	34,500	2,084,490

 9

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WGL Holdings, Inc.	59,800	2,331,004

		45,977,121

Total Common Stock
(Cost $920,531,950)		1,153,402,353

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(a)(b)(c)	19,700	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	105,700	266,364

Total Rights
(Cost $266,857)		266,364

Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (f)	6,176,136	6,176,136

Total Other Investment Company
(Cost $6,176,136)		6,176,136

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 09/18/14 (d)(e)	100,000	100,000
0.02%, 09/18/14 (d)(e)	448,000	447,991

Total Short-Term Investments
(Cost $547,991)		547,991

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.6% of net assets

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (f)	41,325,159	41,325,159

Total Collateral Invested for Securities on Loan
(Cost $41,325,159)		41,325,159

End of Collateral Invested for Securities on Loan

At 07/31/14 tax basis cost of the fund’s investments was $932,444,725 and the unrealized appreciation and depreciation were $254,173,412 and ($26,225,293), respectively, with a net unrealized appreciation of $227,948,119.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $40,498,762. Non-Cash Collateral received for securities on loan amounted to $1,022,894.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $266,364 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 09/19/14	45	5,025,150	(164,636)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

10

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

 11

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,153,402,353	$—	$—	$1,153,402,353
Rights[1]	—	—	266,364	266,364
Other Investment Company[1]	6,176,136	—	—	6,176,136
Short-Term Investments[1]	—	547,991	—	547,991

Total	$1,159,578,489	$547,991	$266,364	$1,160,392,844

Other Financial Instruments
Collateral Invested for Securities on Loan	$41,325,159	$—	$—	$41,325,159

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($164,636)	$—	$—	($164,636)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$266,364	$—	$—	$—	$266,364

Total	$—	$—	$—	$266,364	$—	$—	$—	$266,364

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46847JUL14

12

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Common Stock	792,995,760	946,107,452
0.4%	Preferred Stock	2,835,323	3,833,731
0.0%	Rights	254,985	254,029
0.0%	Other Investment Company	4,656	6,659
2.2%	Short-Term Investments	20,892,923	20,892,923

100.9%	Total Investments	816,983,647	971,094,794
0.6%	Collateral Invested for Securities on Loan	5,421,677	5,421,677
(1.5%)	Other Assets and Liabilities, Net		(13,979,699)

100.0%	Net Assets		962,536,772

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Australia 5.3%

Banks 1.5%
Australia & New Zealand Banking Group Ltd.	104,246	3,254,727
Commonwealth Bank of Australia	53,342	4,114,254
National Australia Bank Ltd.	107,440	3,488,533
Westpac Banking Corp.	108,231	3,441,750

		14,299,264

Capital Goods 0.1%
Leighton Holdings Ltd.	15,515	315,540
UGL Ltd.	36,044	231,357

		546,897

Commercial & Professional Supplies 0.1%
Brambles Ltd.	80,223	694,499
Downer EDI Ltd.	60,249	268,728

		963,227

Consumer Services 0.1%
Crown Resorts Ltd.	17,844	267,020
Tabcorp Holdings Ltd.	150,939	487,727
Tatts Group Ltd.	131,274	431,088

		1,185,835

Diversified Financials 0.1%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	13,225	707,796

		707,796

Energy 0.3%
Caltex Australia Ltd.	26,089	593,521
Origin Energy Ltd.	53,202	700,653
Santos Ltd.	35,938	481,464
Woodside Petroleum Ltd.	24,218	950,652
WorleyParsons Ltd.	20,776	342,218

		3,068,508

Food & Staples Retailing 0.7%
Metcash Ltd.	163,500	442,147
Wesfarmers Ltd.	82,045	3,322,343
Woolworths Ltd.	80,721	2,751,321

		6,515,811

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	35,169	299,930

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	19,128	319,938

Insurance 0.4%
AMP Ltd.	141,456	714,055
Insurance Australia Group Ltd.	85,916	500,020
QBE Insurance Group Ltd.	108,679	1,098,488
Suncorp Group Ltd.	113,807	1,496,340

		3,808,903

Materials 1.3%
Amcor Ltd.	59,576	570,219
Arrium Ltd.	387,204	290,940
BHP Billiton Ltd.	204,207	7,250,660
BlueScope Steel Ltd. *	110,602	635,645
Boral Ltd.	75,065	369,258
Incitec Pivot Ltd.	141,569	387,424
Newcrest Mining Ltd. *	55,571	555,146
Orica Ltd.	29,139	588,522
Rio Tinto Ltd.	31,733	1,927,579

		12,575,393

Media 0.0%
Fairfax Media Ltd.	387,063	304,654

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	11,832	737,175

Real Estate 0.2%
Lend Lease Group	39,454	492,354
Mirvac Group	154,880	259,086
Stockland	140,827	527,503
Westfield Corp.	98,260	683,021

		1,961,964

Software & Services 0.0%
Computershare Ltd.	19,506	235,395

Telecommunication Services 0.2%
Telstra Corp., Ltd.	336,444	1,706,143

Transportation 0.2%
Asciano Ltd.	59,697	331,377
Aurizon Holdings Ltd.	52,556	242,662
Qantas Airways Ltd. *	342,751	419,980
Toll Holdings Ltd.	88,690	445,559

 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Transurban Group	28,799	206,805

		1,646,383

Utilities 0.0%
AGL Energy Ltd.	32,472	442,624

		51,325,840

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	35,091	901,081
Raiffeisen Bank International AG	7,287	200,113

		1,101,194

Capital Goods 0.0%
Andritz AG	3,786	204,924

Energy 0.1%
OMV AG	22,142	890,520

Materials 0.1%
Voestalpine AG	14,277	628,298

Telecommunication Services 0.0%
Telekom Austria AG	45,794	438,442

		3,263,378

Belgium 0.9%

Banks 0.1%
KBC Groep N.V. *	10,359	561,510

Food & Staples Retailing 0.2%
Colruyt S.A.	5,908	286,105
Delhaize Group S.A.	24,271	1,583,855

		1,869,960

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	23,680	2,555,847

Insurance 0.1%
Ageas	19,224	689,969

Materials 0.1%
Bekaert N.V.	9,281	346,900
Solvay S.A.	3,513	567,234
Umicore S.A.	13,149	635,474

		1,549,608

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	4,258	390,561

Telecommunication Services 0.1%
Belgacom S.A.	20,234	661,221

		8,278,676

Canada 6.9%

Automobiles & Components 0.2%
Magna International, Inc.	17,647	1,895,068

Banks 1.5%
Bank of Montreal (c)	27,891	2,078,875
Bank of Nova Scotia	42,697	2,898,156
Canadian Imperial Bank of Commerce	16,773	1,556,927
National Bank of Canada	13,754	615,578
Royal Bank of Canada	54,999	4,059,036
The Toronto-Dominion Bank	60,420	3,159,672

		14,368,244

Capital Goods 0.1%
Bombardier, Inc., Class B	123,564	422,703
Finning International, Inc.	12,126	348,538
SNC-Lavalin Group, Inc.	6,916	365,352

		1,136,593

Consumer Services 0.0%
Tim Hortons, Inc.	6,650	371,488

Diversified Financials 0.1%
IGM Financial, Inc.	5,365	253,107
Onex Corp.	6,913	402,284

		655,391

Energy 2.1%
ARC Resources Ltd.	11,991	330,361
Baytex Energy Corp.	6,000	257,202
Bonavista Energy Corp.	15,832	204,734
Cameco Corp.	14,866	299,679
Canadian Natural Resources Ltd.	52,291	2,279,444
Canadian Oil Sands Ltd.	47,133	1,006,766
Cenovus Energy, Inc.	51,019	1,567,044
Crescent Point Energy Corp. (c)	9,632	393,018
Enbridge, Inc.	24,482	1,200,131
Encana Corp.	127,292	2,741,153
Enerplus Corp.	19,956	456,278
Husky Energy, Inc.	25,700	781,831
Imperial Oil Ltd.	17,815	914,155
Inter Pipeline Ltd.	2,900	89,845
Pacific Rubiales Energy Corp.	12,446	237,996
Pembina Pipeline Corp.	6,360	266,451
Pengrowth Energy Corp.	63,569	405,195
Penn West Petroleum Ltd.	90,278	698,809
Suncor Energy, Inc.	79,276	3,255,089
Talisman Energy, Inc.	108,605	1,136,500
TransCanada Corp.	35,568	1,784,353
Vermilion Energy, Inc.	3,296	217,527

		20,523,561

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	28,339	775,563
Empire Co., Ltd, Class A	5,674	401,268
George Weston Ltd.	5,656	455,032
Loblaw Cos., Ltd.	18,768	923,124
Metro, Inc.	10,898	710,541

		3,265,528

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	6,534	405,517

Insurance 0.5%
Fairfax Financial Holdings Ltd.	1,132	532,959
Great-West Lifeco, Inc.	12,270	357,404
Intact Financial Corp.	4,181	278,848
Manulife Financial Corp.	70,751	1,445,712
Power Corp. of Canada	31,840	936,789
Power Financial Corp.	15,314	493,543
Sun Life Financial, Inc.	23,101	880,734

		4,925,989

Materials 0.7%
Agrium, Inc.	8,550	779,447

2

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Barrick Gold Corp.	92,308	1,667,783
First Quantum Minerals Ltd.	19,617	465,260
Goldcorp, Inc.	26,111	715,068
Kinross Gold Corp. *	91,758	366,914
Potash Corp. of Saskatchewan, Inc.	47,675	1,692,575
Teck Resources Ltd., Class B	41,394	991,998
Yamana Gold, Inc.	28,562	243,616

		6,922,661

Media 0.1%
Quebecor, Inc., Class B	8,675	210,520
Shaw Communications, Inc., Class B	19,856	486,589
Yellow Media Ltd. *	5,631	91,565

		788,674

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	2,768	324,514

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	30,670	1,368,174

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	5,049	479,640
RONA, Inc.	28,369	314,561

		794,201

Software & Services 0.0%
CGI Group, Inc., Class A *	9,573	343,376

Technology Hardware & Equipment 0.2%
BlackBerry Ltd. *	168,882	1,578,308
Celestica, Inc. *	26,838	287,985

		1,866,293

Telecommunication Services 0.3%
BCE, Inc.	27,601	1,250,000
Rogers Communications, Inc., Class B	20,429	797,787
TELUS Corp.	20,018	698,752

		2,746,539

Transportation 0.3%
Canadian National Railway Co.	28,433	1,900,749
Canadian Pacific Railway Ltd.	3,218	611,902

		2,512,651

Utilities 0.2%
Atco Ltd., Class I	4,722	207,008
Canadian Utilities Ltd., Class A	7,471	268,390
Emera, Inc. (c)	6,709	207,420
Fortis, Inc.	13,250	407,702
TransAlta Corp.	31,661	363,549

		1,454,069

		66,668,531

Denmark 0.9%

Banks 0.1%
Danske Bank A/S	32,796	947,497

Capital Goods 0.1%
FLSmidth & Co. A/S	4,859	248,549
Vestas Wind Systems A/S *	11,743	529,459

		778,008

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	6,028	576,750

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	46,062	2,120,333

Telecommunication Services 0.1%
TDC A/S	84,602	853,475

Transportation 0.3%
AP Moeller - Maersk A/S, Series A	470	1,054,740
AP Moeller - Maersk A/S, Series B	771	1,797,446
DSV A/S	8,170	258,005

		3,110,191

		8,386,254

Finland 1.1%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	4,815	166,712

Capital Goods 0.2%
Kone Oyj, Class B	9,254	389,110
Metso Oyj	14,861	584,850
Wartsila Oyj Abp	8,043	405,059
YIT Oyj	17,761	181,983

		1,561,002

Energy 0.0%
Neste Oil Oyj	19,697	363,979

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	17,426	662,769

Insurance 0.1%
Sampo Oyj, A Shares	15,485	769,226

Materials 0.2%
Stora Enso Oyj, R Shares	69,174	621,532
UPM-Kymmene Oyj	68,161	1,110,926

		1,732,458

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	8,519	315,835

Technology Hardware & Equipment 0.4%
Nokia Oyj	547,547	4,337,873

Telecommunication Services 0.0%
Elisa Oyj	11,394	326,960

Utilities 0.1%
Fortum Oyj	33,167	852,716

		11,089,530

France 10.5%

Automobiles & Components 0.4%
Faurecia	5,093	180,164
Peugeot S.A. *	108,441	1,617,396
Renault S.A.	19,336	1,614,171
Valeo S.A.	4,785	573,327

		3,985,058

 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.9%
BNP Paribas S.A.	72,490	4,809,961
Credit Agricole S.A.	82,748	1,119,366
Societe Generale S.A.	47,784	2,398,873

		8,328,200

Capital Goods 1.5%
Airbus Group N.V.	12,628	732,679
Alstom S.A. *	22,467	808,031
Bouygues S.A.	35,346	1,392,384
Compagnie de Saint-Gobain	68,890	3,351,968
Eiffage S.A.	7,798	505,469
Legrand S.A.	9,721	539,085
Nexans S.A. *	5,618	255,874
Rexel S.A.	21,624	419,004
Safran S.A.	8,304	488,003
Schneider Electric SE	28,952	2,453,870
Thales S.A.	5,209	296,260
Vallourec S.A.	15,648	692,452
Vinci S.A.	41,676	2,876,182

		14,811,261

Commercial & Professional Supplies 0.0%
Teleperformance	3,873	269,091

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	3,126	544,487
Kering	4,250	909,856
LVMH Moet Hennessy Louis Vuitton S.A.	9,916	1,705,771

		3,160,114

Consumer Services 0.1%
Accor S.A.	15,629	756,875
Sodexo	5,371	533,813

		1,290,688

Diversified Financials 0.0%
Wendel S.A.	1,661	217,895

Energy 2.0%
CGG S.A. *	21,165	219,012
Technip S.A.	5,395	498,362
Total S.A.	289,317	18,659,404

		19,376,778

Food & Staples Retailing 0.5%
Carrefour S.A.	91,909	3,174,054
Casino Guichard Perrachon S.A.	7,143	860,911
Rallye S.A.	8,153	409,077

		4,444,042

Food, Beverage & Tobacco 0.3%
Danone S.A.	28,239	2,039,725
Pernod-Ricard S.A.	7,673	859,308

		2,899,033

Health Care Equipment & Services 0.1%
Essilor International S.A.	5,421	529,567

Household & Personal Products 0.1%
L’Oreal S.A.	7,343	1,239,938

Insurance 0.4%
AXA S.A.	140,889	3,236,876
CNP Assurances	12,345	242,536
SCOR SE	11,759	378,273

		3,857,685

Materials 0.4%
Air Liquide S.A.	16,157	2,056,045
Arkema S.A.	4,479	415,285
Lafarge S.A.	18,648	1,451,443

		3,922,773

Media 0.1%
Eutelsat Communications S.A.	8,246	284,768
Publicis Groupe S.A.	4,547	329,900
Solocal Group *	127,105	103,854

		718,522

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	71,473	7,504,009

Real Estate 0.0%
Unibail-Rodamco SE	615	165,088

Software & Services 0.1%
AtoS	2,728	213,015
Cap Gemini S.A.	11,323	821,068

		1,034,083

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	130,942	458,378

Telecommunication Services 1.4%
Orange S.A.	579,510	9,074,725
Vivendi S.A. *	168,008	4,216,708

		13,291,433

Transportation 0.1%
Air France-KLM *(c)	79,869	863,111

Utilities 0.9%
Electricite de France S.A.	31,364	1,013,177
GDF Suez	206,926	5,335,483
Suez Environnement Co.	36,545	682,045
Veolia Environnement S.A.	98,443	1,743,610

		8,774,315

		101,141,062

Germany 8.2%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	22,679	2,701,520
Continental AG	4,218	908,407
Daimler AG - Reg’d	79,154	6,531,686
Volkswagen AG	1,871	431,487

		10,573,100

Banks 0.1%
Commerzbank AG *	37,945	545,194

Capital Goods 0.9%
Brenntag AG	3,023	485,340
GEA Group AG	8,436	378,526
Hochtief AG	3,214	269,539
Kloeckner & Co. SE *	22,174	288,416
MAN SE	2,574	305,650
MTU Aero Engines AG	2,365	203,462
OSRAM Licht AG *	1,862	75,212
Rheinmetall AG	4,290	260,025

4

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Siemens AG - Reg’d	51,514	6,361,779

		8,627,949

Commercial & Professional Supplies 0.0%
Bilfinger SE	3,500	284,788

Consumer Durables & Apparel 0.1%
adidas AG	9,658	764,764

Consumer Services 0.0%
TUI AG	24,693	348,522

Diversified Financials 0.3%
Deutsche Bank AG - Reg’d	68,964	2,358,463
Deutsche Boerse AG	9,146	662,123

		3,020,586

Food & Staples Retailing 0.1%
Metro AG *	33,715	1,214,920

Food, Beverage & Tobacco 0.0%
Suedzucker AG (c)	8,228	144,134

Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	9,616	666,561
Fresenius SE & Co. KGaA	6,206	928,042

		1,594,603

Household & Personal Products 0.1%
Beiersdorf AG	2,782	250,753
Henkel AG & Co. KGaA	4,018	382,500

		633,253

Insurance 0.8%
Allianz SE - Reg’d	30,786	5,125,440
Hannover Rueck SE	3,872	330,528
Muenchener Rueckversicherungs AG - Reg’d	11,354	2,409,002

		7,864,970

Materials 1.4%
Aurubis AG	7,554	366,813
BASF SE	73,258	7,581,759
HeidelbergCement AG	12,022	891,789
K&S AG - Reg’d	21,258	651,379
LANXESS AG	7,364	469,027
Linde AG	8,047	1,641,256
Salzgitter AG	11,141	414,795
ThyssenKrupp AG *	65,155	1,835,351

		13,852,169

Media 0.0%
ProSiebenSat.1 Media AG - Reg’d	5,406	226,665

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	35,597	4,695,475
Merck KGaA	4,190	370,522

		5,065,997

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	42,535	468,673

Software & Services 0.2%
SAP SE	23,237	1,826,239

Telecommunication Services 0.8%
Deutsche Telekom AG - Reg’d	429,405	6,968,233
Freenet AG	9,512	250,989

		7,219,222

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	37,862	667,889
Deutsche Post AG - Reg’d	70,936	2,269,574

		2,937,463

Utilities 1.2%
E.ON SE	391,631	7,393,335
RWE AG	102,585	4,118,616

		11,511,951

		78,725,162

Hong Kong 1.1%

Banks 0.1%
Hang Seng Bank Ltd.	29,200	494,664

Capital Goods 0.3%
Hutchison Whampoa Ltd.	105,000	1,424,371
Jardine Matheson Holdings Ltd.	11,200	668,518
Jardine Strategic Holdings Ltd.	8,000	285,930
Noble Group Ltd.	784,879	888,509

		3,267,328

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	390,000	519,527

Consumer Services 0.0%
Sands China Ltd.	21,600	158,581

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	14,000	313,610

Insurance 0.1%
AIA Group Ltd.	178,200	954,688

Real Estate 0.2%
Cheung Kong Holdings Ltd.	31,000	598,905
New World Development Co., Ltd.	180,000	226,987
Sun Hung Kai Properties Ltd.	23,000	349,123
Swire Pacific Ltd., Class A	40,500	521,444
The Link REIT	46,000	260,983
The Wharf Holdings Ltd.	42,000	334,739

		2,292,181

Retailing 0.1%
Esprit Holdings Ltd.	343,884	538,074

Telecommunication Services 0.0%
PCCW Ltd.	469,000	288,660

Utilities 0.2%
CLP Holdings Ltd.	105,500	877,618
Hong Kong & China Gas Co., Ltd.	130,735	286,097
Power Assets Holdings Ltd.	33,500	299,229

		1,462,944

		10,290,257

Ireland 0.6%

Banks 0.1%
Bank of Ireland *	1,517,682	533,285

 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 0.1%
Experian plc	33,056	565,612

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	4,691	348,622

Materials 0.2%
CRH plc	77,160	1,800,955
Smurfit Kappa Group plc	19,212	416,923

		2,217,878

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	7,678	631,964

Technology Hardware & Equipment 0.1%
Seagate Technology plc	22,497	1,318,324

		5,615,685

Israel 0.4%

Banks 0.0%
Bank Leumi Le-Israel B.M. *	77,244	303,313

Materials 0.0%
Israel Chemicals Ltd.	43,870	356,718

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	43,604	2,334,815

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	278,804	519,138

		3,513,984

Italy 4.2%

Automobiles & Components 0.2%
Fiat S.p.A. *	153,260	1,470,915
Pirelli & C. S.p.A	16,232	242,072

		1,712,987

Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A. *	58,422	105,611
Banca Popolare dell’Emilia Romagna SC *	33,250	281,112
Banco Popolare SC *	28,780	444,468
Intesa Sanpaolo S.p.A.	1,360,342	4,039,702
Intesa Sanpaolo S.p.A. - RSP	100,761	269,253
UniCredit S.p.A.	605,286	4,721,907
Unione di Banche Italiane S.C.p.A.	79,920	657,974

		10,520,027

Capital Goods 0.1%
Finmeccanica S.p.A. *	85,367	786,476
Prysmian S.p.A.	11,500	244,539

		1,031,015

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	3,933	216,980

Diversified Financials 0.1%
Exor S.p.A.	10,165	389,137
Mediobanca S.p.A. *	39,407	347,337

		736,474

Energy 1.1%
Eni S.p.A.	411,140	10,461,831
Saipem S.p.A. *	24,337	566,857

		11,028,688

Insurance 0.2%
Assicurazioni Generali S.p.A.	69,975	1,460,585

Materials 0.0%
Italcementi S.p.A.	29,368	217,874

Media 0.0%
Mediaset S.p.A. *	114,251	453,234

Telecommunication Services 0.5%
Telecom Italia S.p.A. *	2,812,403	3,240,708
Telecom Italia S.p.A. - RSP	1,647,516	1,540,381

		4,781,089

Transportation 0.1%
Atlantia S.p.A.	21,457	567,886

Utilities 0.8%
A2A S.p.A.	178,901	204,146
Enel S.p.A.	1,144,220	6,514,021
Snam S.p.A.	87,922	518,290
Terna - Rete Elettrica Nationale S.p.A.	62,256	327,416

		7,563,873

		40,290,712

Japan 20.2%

Automobiles & Components 2.5%
Aisin Seiki Co., Ltd.	20,600	800,060
Bridgestone Corp.	47,800	1,725,119
Daihatsu Motor Co., Ltd.	20,300	360,327
Denso Corp.	30,400	1,402,217
Fuji Heavy Industries Ltd.	20,600	587,456
Honda Motor Co., Ltd.	128,100	4,459,297
Isuzu Motors Ltd.	74,000	513,605
Mazda Motor Corp.	27,000	648,737
NHK Spring Co., Ltd.	22,600	221,323
Nissan Motor Co., Ltd.	270,100	2,649,791
Stanley Electric Co., Ltd.	11,200	290,497
Sumitomo Rubber Industries Ltd.	15,700	227,403
Suzuki Motor Corp.	36,500	1,218,005
Toyota Industries Corp.	11,200	545,644
Toyota Motor Corp.	137,600	8,123,905
Yamaha Motor Co., Ltd.	28,600	473,785

		24,247,171

Banks 1.0%
Mitsubishi UFJ Financial Group, Inc.	612,334	3,611,117
Mizuho Financial Group, Inc.	1,025,416	1,990,816
Resona Holdings, Inc.	108,858	606,620
Sumitomo Mitsui Financial Group, Inc.	64,310	2,621,563
Sumitomo Mitsui Trust Holdings, Inc.	88,000	382,950
The Bank of Yokohama Ltd.	52,000	295,887

		9,508,953

Capital Goods 3.1%
Asahi Glass Co., Ltd.	182,000	1,078,495

6

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Daikin Industries Ltd.	11,000	755,469
FANUC Corp.	4,900	846,868
Furukawa Electric Co., Ltd.	130,000	274,986
Hanwa Co., Ltd.	59,000	244,676
Hino Motors Ltd.	14,100	194,989
IHI Corp.	85,000	393,082
ITOCHU Corp.	115,700	1,473,177
JGC Corp.	12,000	363,628
JTEKT Corp.	17,900	309,906
Kajima Corp.	82,000	381,305
Kawasaki Heavy Industries Ltd.	95,000	369,560
Kinden Corp.	21,000	234,718
Komatsu Ltd.	64,300	1,426,001
Kubota Corp.	43,000	566,108
Kurita Water Industries Ltd.	9,400	215,996
LIXIL Group Corp.	20,800	504,230
Makita Corp.	6,300	372,626
Marubeni Corp.	150,000	1,054,206
Mitsubishi Corp.	137,200	2,891,059
Mitsubishi Electric Corp.	141,000	1,861,416
Mitsubishi Heavy Industries Ltd.	225,000	1,466,692
Mitsui & Co., Ltd.	167,200	2,681,452
Mitsui Engineering & Shipbuilding Co., Ltd.	109,000	221,833
Nagase & Co., Ltd.	18,000	221,078
Nidec Corp.	7,800	507,988
Nippon Sheet Glass Co., Ltd. *	216,000	300,721
NSK Ltd.	29,000	407,979
Obayashi Corp.	48,000	350,318
Shimizu Corp.	71,000	543,828
SMC Corp.	1,600	441,726
Sojitz Corp.	440,300	748,918
Sumitomo Corp.	117,800	1,552,374
Sumitomo Electric Industries Ltd.	82,100	1,203,379
Sumitomo Heavy Industries Ltd.	76,000	371,429
Taisei Corp.	81,000	456,806
Toshiba Corp.	407,000	1,810,195
TOTO Ltd.	15,000	188,021
Toyota Tsusho Corp.	32,900	914,644

		30,201,882

Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	93,000	954,026
Secom Co., Ltd.	12,600	766,409
Toppan Printing Co., Ltd.	92,000	700,799

		2,421,234

Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	17,200	435,311
Nikon Corp.	28,600	443,582
Panasonic Corp.	263,950	3,291,041
Sega Sammy Holdings, Inc.	11,300	223,531
Sekisui Chemical Co., Ltd.	39,000	467,628
Sekisui House Ltd.	54,300	712,681
Sharp Corp. *	307,000	956,244
Shimano, Inc.	2,700	315,200
Sony Corp.	122,400	2,230,830
Sumitomo Forestry Co., Ltd.	18,100	213,215

		9,289,263

Consumer Services 0.1%
Benesse Holdings, Inc.	6,000	226,031
Oriental Land Co., Ltd.	1,700	319,237

		545,268

Diversified Financials 0.1%
Credit Saison Co., Ltd.	11,000	216,434
Nomura Holdings, Inc.	51,300	323,886
ORIX Corp.	39,300	635,138

		1,175,458

Energy 0.7%
Cosmo Oil Co., Ltd.	212,000	424,962
Idemitsu Kosan Co., Ltd.	35,900	733,787
Inpex Corp.	96,900	1,436,121
JX Holdings, Inc.	649,800	3,341,337
Showa Shell Sekiyu K.K.	31,700	357,527
TonenGeneral Sekiyu K.K.	54,000	471,603

		6,765,337

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	116,400	1,306,952
Lawson, Inc.	3,800	284,568
Seven & i Holdings Co., Ltd.	72,500	3,017,129
UNY Group Holdings Co., Ltd.	54,500	323,979

		4,932,628

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	49,000	753,235
Asahi Group Holdings Ltd.	25,100	756,982
Coca-Cola West Co., Ltd.	11,800	196,662
Japan Tobacco, Inc.	45,000	1,582,538
Kewpie Corp.	14,100	253,730
Kirin Holdings Co., Ltd.	82,600	1,157,824
MEIJI Holdings Co., Ltd.	7,600	544,741
NH Foods Ltd.	23,000	470,824
Nisshin Seifun Group, Inc.	21,300	248,740
Nissin Foods Holdings Co., Ltd.	4,800	263,742
Suntory Beverage & Food Ltd.	1,000	37,474
Toyo Suisan Kaisha Ltd.	8,000	242,657
Yamazaki Baking Co., Ltd.	22,000	278,461

		6,787,610

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	7,100	423,874
Medipal Holdings Corp.	31,600	398,245
Olympus Corp. *	8,100	291,469
Suzuken Co., Ltd.	12,100	385,786
Terumo Corp.	12,500	283,438

		1,782,812

Household & Personal Products 0.2%
Kao Corp.	34,300	1,410,560
Shiseido Co., Ltd.	26,900	530,170
Unicharm Corp.	3,600	220,438

		2,161,168

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	19,290	439,086
NKSJ Holdings, Inc.	19,400	489,878
T&D Holdings, Inc.	21,550	270,465
The Dai-ichi Life Insurance Co., Ltd.	35,000	493,032
Tokio Marine Holdings, Inc.	29,700	933,969

		2,626,430

 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 1.7%
Air Water, Inc.	9,000	143,937
Asahi Kasei Corp.	125,000	987,890
Daicel Corp.	26,000	262,403
Denki Kagaku Kogyo K.K.	62,000	231,618
DIC Corp.	85,000	194,735
Hitachi Chemical Co., Ltd.	14,000	246,259
JFE Holdings, Inc.	82,600	1,743,360
JSR Corp.	16,500	284,492
Kaneka Corp.	36,000	216,504
Kobe Steel Ltd.	441,000	717,868
Kuraray Co., Ltd.	32,000	419,152
Mitsubishi Chemical Holdings Corp.	209,200	915,588
Mitsubishi Materials Corp.	117,000	425,322
Mitsui Chemicals, Inc.	184,000	496,039
Mitsui Mining & Smelting Co., Ltd.	85,000	252,345
Nippon Paper Industries Co., Ltd.	5,400	94,412
Nippon Steel & Sumitomo Metal Corp.	673,000	2,032,231
Nitto Denko Corp.	11,800	526,592
Oji Holdings Corp.	109,000	438,695
Shin-Etsu Chemical Co., Ltd.	24,500	1,553,990
Showa Denko K.K.	261,000	379,673
Sumitomo Chemical Co., Ltd.	193,000	733,598
Sumitomo Metal Mining Co., Ltd.	47,000	782,984
Taiheiyo Cement Corp.	69,000	267,154
Taiyo Nippon Sanso Corp.	26,000	227,997
Teijin Ltd.	194,000	480,423
Toray Industries, Inc.	116,000	785,186
Tosoh Corp.	62,000	272,035
Toyo Seikan Group Holdings Ltd.	22,700	353,536
Ube Industries Ltd.	173,000	298,503

		16,764,521

Media 0.1%
Dentsu, Inc.	17,201	681,264
Hakuhodo DY Holdings, Inc.	46,900	492,399

		1,173,663

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Astellas Pharma, Inc.	116,100	1,574,386
Chugai Pharmaceutical Co., Ltd.	9,200	306,203
Daiichi Sankyo Co., Ltd.	51,100	929,186
Eisai Co., Ltd.	16,200	686,230
Kyowa Hakko Kirin Co., Ltd.	19,000	261,033
Mitsubishi Tanabe Pharma Corp.	14,900	216,431
Ono Pharmaceutical Co., Ltd.	3,600	304,521
Otsuka Holdings Co., Ltd.	27,700	882,045
Shionogi & Co., Ltd.	15,000	323,834
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	284,754
Takeda Pharmaceutical Co., Ltd.	52,600	2,399,215

		8,167,838

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	5,100	614,682
Daiwa House Industry Co., Ltd.	35,000	710,473
Mitsubishi Estate Co., Ltd.	26,000	635,780
Mitsui Fudosan Co., Ltd.	23,000	759,547
Sumitomo Realty & Development Co., Ltd.	8,500	350,950

		3,071,432

Retailing 0.4%
EDION Corp.	47,500	314,049
Fast Retailing Co., Ltd.	1,000	330,148
Isetan Mitsukoshi Holdings Ltd.	34,500	427,519
J. Front Retailing Co., Ltd.	49,000	330,183
K’s Holdings Corp.	8,200	234,433
Marui Group Co., Ltd.	23,200	223,864
Nitori Holdings Co., Ltd.	4,800	269,620
Shimamura Co., Ltd.	3,600	357,008
Takashimaya Co., Ltd.	32,000	294,296
Yamada Denki Co., Ltd.	323,800	1,149,243

		3,930,363

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	10,400	586,304
Tokyo Electron Ltd.	11,100	725,090

		1,311,394

Software & Services 0.5%
Fujitsu Ltd.	368,000	2,820,895
Konami Corp.	9,800	227,523
Nintendo Co., Ltd.	15,030	1,669,682
NTT Data Corp.	13,000	495,069

		5,213,169

Technology Hardware & Equipment 2.1%
Brother Industries Ltd.	28,000	500,956
Canon, Inc.	126,600	4,141,751
FUJIFILM Holdings Corp.	64,800	1,849,769
Hitachi Ltd.	496,000	3,844,397
Hoya Corp.	28,400	919,551
Ibiden Co., Ltd.	16,000	319,712
Keyence Corp.	673	293,189
Konica Minolta, Inc.	64,900	692,866
Kyocera Corp.	25,200	1,220,614
Murata Manufacturing Co., Ltd.	8,100	772,135
NEC Corp.	492,000	1,899,543
Nippon Electric Glass Co., Ltd.	80,000	448,198
Omron Corp.	11,100	492,315
Ricoh Co., Ltd.	80,500	921,524
Seiko Epson Corp.	16,700	714,858
TDK Corp.	15,000	719,566

		19,750,944

Telecommunication Services 1.3%
KDDI Corp.	47,900	2,753,430
Nippon Telegraph & Telephone Corp.	75,004	4,980,584
NTT DOCOMO, Inc.	152,700	2,677,770
SoftBank Corp.	25,500	1,833,150

		12,244,934

Transportation 1.1%
ANA Holdings, Inc.	112,000	277,090
Central Japan Railway Co.	10,700	1,519,634
East Japan Railway Co.	25,618	2,052,182
Hankyu Hanshin Holdings, Inc.	77,000	448,283
Kamigumi Co., Ltd.	25,000	239,104
Kawasaki Kisen Kaisha Ltd.	154,000	328,301
Kintetsu Corp.	77,000	280,385
Mitsui O.S.K. Lines Ltd.	203,000	752,165

8

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nagoya Railroad Co., Ltd.	74,000	309,663
Nippon Express Co., Ltd.	138,000	667,347
Nippon Yusen K.K.	300,000	859,569
Odakyu Electric Railway Co., Ltd.	24,000	235,110
Seino Holdings Co., Ltd.	25,000	268,780
Tobu Railway Co., Ltd.	56,000	293,200
Tokyu Corp.	66,000	474,484
West Japan Railway Co.	18,163	823,806
Yamato Holdings Co., Ltd.	33,800	704,078

		10,533,181

Utilities 1.1%
Chubu Electric Power Co., Inc. *	120,100	1,396,114
Electric Power Development Co., Ltd.	13,100	422,046
Hokkaido Electric Power Co., Inc. *	33,300	288,489
Hokuriku Electric Power Co.	27,000	349,666
Kyushu Electric Power Co., Inc. *	66,100	733,938
Osaka Gas Co., Ltd.	195,000	811,061
Shikoku Electric Power Co., Inc. *	23,000	303,270
The Chugoku Electric Power Co., Inc.	36,900	490,609
The Kansai Electric Power Co., Inc. *	130,800	1,194,748
Toho Gas Co., Ltd.	45,000	248,653
Tohoku Electric Power Co., Inc.	74,000	808,038
Tokyo Electric Power Co., Inc. *	501,500	1,956,656
Tokyo Gas Co., Ltd.	215,000	1,228,229

		10,231,517

		194,838,170

Luxembourg 0.6%

Energy 0.1%
Tenaris S.A.	24,669	531,053

Materials 0.4%
APERAM *	13,638	458,965
ArcelorMittal	250,353	3,801,596

		4,260,561

Media 0.1%
RTL Group S.A. *	1,304	132,742
SES S.A.	15,302	562,455

		695,197

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	4,189	356,405

		5,843,216

Netherlands 6.0%

Capital Goods 0.3%
Koninklijke BAM Groep N.V.	50,125	135,888
Koninklijke Boskalis Westminster N.V.	4,395	234,731
Koninklijke Philips N.V.	70,779	2,181,449

		2,552,068

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	9,463	469,088

Diversified Financials 0.3%
ING Groep N.V. CVA *	211,268	2,743,861
SNS Reaal N.V. *(a)(b)(c)	124,822	—

		2,743,861

Energy 3.8%
Fugro N.V. CVA	6,392	246,132
Royal Dutch Shell plc, A Shares	518,034	21,302,672
Royal Dutch Shell plc, B Shares	338,693	14,584,725

		36,133,529

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	137,921	2,404,835

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	7,716	491,262
Heineken N.V.	10,248	719,874
Nutreco N.V. (c)	6,582	281,177
Unilever N.V. CVA	73,861	3,039,823

		4,532,136

Insurance 0.2%
Aegon N.V.	132,586	1,075,228
Delta Lloyd N.V.	18,930	437,259

		1,512,487

Materials 0.3%
Akzo Nobel N.V.	25,718	1,852,303
Koninklijke DSM N.V.	13,045	901,191

		2,753,494

Media 0.1%
Reed Elsevier N.V.	15,700	353,414
Wolters Kluwer N.V.	16,061	444,991

		798,405

Semiconductors & Semiconductor Equipment 0.0%
ASML Holding N.V.	4,656	439,108

Software & Services 0.0%
Gemalto N.V.	1,985	193,869

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V. *	544,812	1,742,119
Ziggo N.V.	3,902	175,961

		1,918,080

Transportation 0.1%
PostNL N.V. *	151,544	756,303
TNT Express N.V.	44,267	356,710

		1,113,013

		57,563,973

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	50,506	388,744

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	300,971	726,117

Utilities 0.0%
Meridian Energy Ltd.	41,063	43,429

		1,158,290

 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Norway 1.0%

Banks 0.1%
DNB A.S.A.	42,135	746,699

Energy 0.5%
Aker Solutions A.S.A.	15,025	221,740
Petroleum Geo-Services A.S.A.	21,264	180,618
Statoil A.S.A.	154,381	4,411,371

		4,813,729

Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	24,647	335,260
Orkla A.S.A.	84,673	766,424

		1,101,684

Materials 0.2%
Norsk Hydro A.S.A.	115,673	685,776
Yara International A.S.A.	16,130	739,229

		1,425,005

Telecommunication Services 0.1%
Telenor A.S.A.	49,115	1,130,285

		9,217,402

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A., Class R *(c)	1,577,988	225,367

Energy 0.0%
Galp Energia, SGPS, S.A.	19,150	339,897

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d (c)	213,876	461,687

Utilities 0.1%
EDP - Energias de Portugal S.A.	243,654	1,141,052

		2,168,003

Singapore 0.8%

Banks 0.3%
DBS Group Holdings Ltd.	59,056	860,406
Oversea-Chinese Banking Corp., Ltd.	86,897	693,517
United Overseas Bank Ltd.	44,952	867,512

		2,421,435

Capital Goods 0.1%
Keppel Corp., Ltd.	67,300	589,883
Sembcorp Industries Ltd.	54,000	236,470

		826,353

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	175,166	457,334

Media 0.0%
Singapore Press Holdings Ltd.	87,000	289,070

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	8,000	297,279

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	82,570	857,902
Venture Corp., Ltd.	43,000	279,167

		1,137,069

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	400,486	1,302,582

Transportation 0.1%
ComfortDelGro Corp., Ltd.	152,000	314,144
Hutchison Port Holdings Trust, Class U	191,000	142,103
Singapore Airlines Ltd.	61,270	505,931

		962,178

		7,693,300

Spain 4.5%

Banks 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	431,391	5,302,958
Banco de Sabadell S.A.	190,639	618,847
Banco Popular Espanol S.A.	118,029	720,280
Banco Santander S.A.	1,259,577	12,655,334
CaixaBank S.A.	20,151	121,172

		19,418,591

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	21,323	932,435
Ferrovial S.A.	25,868	541,991
Fomento de Construcciones y Contratas S.A. *	15,214	329,499

		1,803,925

Energy 0.4%
Repsol S.A.	142,351	3,549,885

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	31,925	264,618

Insurance 0.0%
Mapfre S.A.	59,857	230,232

Retailing 0.1%
Inditex S.A.	28,385	829,210

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	9,162	360,531

Telecommunication Services 1.1%
Telefonica S.A.	655,945	10,693,545

Transportation 0.1%
Abertis Infraestructuras S.A.	21,512	471,488

Utilities 0.6%
Acciona S.A.	5,167	423,719
Enagas S.A.	9,624	320,186
Endesa S.A.	13,314	512,934
Gas Natural SDG S.A.	26,251	806,503
Iberdrola S.A.	473,617	3,523,565
Red Electrica Corp. S.A.	4,730	406,446

		5,993,353

		43,615,378

10

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Sweden 2.2%

Automobiles & Components 0.1%
Autoliv, Inc.	5,440	541,334

Banks 0.4%
Nordea Bank AB	110,186	1,477,679
Skandinaviska Enskilda Banken AB, A Shares	63,184	845,842
Svenska Handelsbanken AB, A Shares	22,757	1,095,986
Swedbank AB, A Shares	27,937	715,680

		4,135,187

Capital Goods 0.7%
Alfa Laval AB	13,048	296,298
Assa Abloy AB, B Shares	9,376	460,693
Atlas Copco AB, A Shares	28,899	862,198
Atlas Copco AB, B Shares	13,129	354,310
NCC AB, B Shares	8,979	280,568
Sandvik AB	76,046	956,585
Skanska AB, B Shares	35,035	727,976
SKF AB, B Shares	25,993	612,711
Trelleborg AB, B Shares	10,751	205,899
Volvo AB, A Shares	19,593	244,648
Volvo AB, B Shares	99,043	1,209,187

		6,211,073

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	32,271	375,207

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	25,584	634,535
Husqvarna AB, B Shares	41,470	327,092

		961,627

Food, Beverage & Tobacco 0.0%
Swedish Match AB	10,729	351,661

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	6,970	170,488

Household & Personal Products 0.1%
Svenska Cellulosa AB, A Shares	1,569	38,917
Svenska Cellulosa AB, S.C.A., B Shares	39,665	976,791

		1,015,708

Materials 0.1%
Boliden AB	35,574	576,303
SSAB AB, A Shares *(c)	46,615	450,003
SSAB AB, B Shares *(c)	19,558	171,456

		1,197,762

Retailing 0.2%
Hennes & Mauritz AB, B Shares	36,322	1,484,895

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	191,863	2,389,054

Telecommunication Services 0.2%
Tele2 AB, B Shares	59,984	731,772
TeliaSonera AB	178,006	1,333,217

		2,064,989

		20,898,985

Switzerland 5.4%

Capital Goods 0.5%
Wolseley plc	21,878	1,139,013
ABB Ltd. - Reg’d *	117,877	2,710,920
Geberit AG - Reg’d	1,073	359,536
Schindler Holding AG	1,703	254,510
Schindler Holding AG - Reg’d	386	57,175

		4,521,154

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d *	12,289	919,199
SGS S.A. - Reg’d	196	426,975

		1,346,174

Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A.	10,538	999,974
The Swatch Group AG - Bearer Shares	765	407,961
The Swatch Group AG - Reg’d	1,605	160,719

		1,568,654

Diversified Financials 0.2%
Credit Suisse Group AG - Reg’d *	57,402	1,557,187
UBS AG - Reg’d *	13,022	223,738

		1,780,925

Energy 0.2%
Transocean Ltd.	29,564	1,188,009
Weatherford International plc *	43,459	972,178

		2,160,187

Food, Beverage & Tobacco 1.1%
Aryzta AG *	3,165	286,276
Coca-Cola HBC AG CDI *	3,747	87,787
Lindt & Spruengli AG	18	93,571
Lindt & Spruengli AG - Reg’d	3	186,949
Nestle S.A. - Reg’d	141,220	10,455,929

		11,110,512

Insurance 0.6%
Baloise Holding AG - Reg’d	2,673	321,843
Swiss Life Holding AG - Reg’d *	1,682	388,960
Swiss Re AG *	17,023	1,447,083
Zurich Insurance Group AG *	10,947	3,180,209

		5,338,095

Materials 0.7%
Clariant AG - Reg’d *	16,655	310,064
Givaudan S.A. - Reg’d *	235	384,364
Glencore plc	500,914	3,026,836
Holcim Ltd. - Reg’d *	17,252	1,380,445
Sika AG	84	326,761
Syngenta AG - Reg’d	3,179	1,126,174

		6,554,644

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Lonza Group AG - Reg’d *	2,426	269,028
Novartis AG - Reg’d	91,490	7,959,501
Roche Holding AG	20,148	5,847,062
Roche Holding AG - Bearer Shares	747	213,110

		14,288,701

 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	70,751	586,870

Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	20,244	1,252,901

Telecommunication Services 0.1%
Swisscom AG - Reg’d	1,282	711,767

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	2,965	395,406

		51,615,990

United Kingdom 16.9%

Automobiles & Components 0.1%
Delphi Automotive plc	9,500	634,600
GKN plc	68,338	393,194

		1,027,794

Banks 2.4%
Barclays plc	1,193,418	4,523,875
HSBC Holdings plc	1,215,252	13,028,612
Lloyds Banking Group plc *	1,774,068	2,211,685
Royal Bank of Scotland Group plc *	165,608	987,098
Standard Chartered plc	94,035	1,950,075

		22,701,345

Capital Goods 0.7%
BAE Systems plc	268,255	1,933,300
Balfour Beatty plc	95,401	383,175
Bunzl plc	15,505	415,587
Carillion plc	50,319	282,998
Cobham plc	68,636	338,652
IMI plc	10,963	261,477
Meggitt plc	33,662	288,233
Rolls-Royce Holdings plc *	74,383	1,298,456
SIG plc	77,950	219,570
Smiths Group plc	21,002	450,668
The Weir Group plc	5,876	253,613
Travis Perkins plc	14,232	400,731

		6,526,460

Commercial & Professional Supplies 0.2%
Aggreko plc	9,427	272,993
Babcock International Group plc	10,675	197,284
Capita plc	19,061	385,955
G4S plc	133,125	563,327
Hays plc	120,952	247,978
Serco Group plc	40,218	245,594

		1,913,131

Consumer Durables & Apparel 0.1%
Barratt Developments plc	59,719	350,341
Burberry Group plc	13,351	317,467
Taylor Wimpey plc	148,770	278,076

		945,884

Consumer Services 0.4%
Carnival plc	15,245	549,165
Compass Group plc	88,592	1,443,567
InterContinental Hotels Group plc	8,037	326,067
Thomas Cook Group plc *	158,689	326,450
TUI Travel plc	63,769	389,261
Whitbread plc	6,639	480,766
William Hill plc	36,990	219,252

		3,734,528

Diversified Financials 0.1%
ICAP plc	36,600	214,041
Man Group plc	452,629	904,653

		1,118,694

Energy 2.9%
AMEC plc	18,466	353,490
BG Group plc	163,494	3,223,977
BP plc	2,802,951	22,826,504
Ensco plc, Class A	7,675	388,739
John Wood Group plc	23,561	296,983
Noble Corp., plc	16,952	531,784
Petrofac Ltd.	9,408	173,374
Subsea 7 S.A.	11,511	192,267
Tullow Oil plc	17,590	215,663

		28,202,781

Food & Staples Retailing 0.7%
Booker Group plc	85,653	180,267
J. Sainsbury plc	246,010	1,296,686
Tesco plc	988,550	4,289,042
WM Morrison Supermarkets plc	493,631	1,401,073

		7,167,068

Food, Beverage & Tobacco 1.5%
Associated British Foods plc	14,938	699,275
British American Tobacco plc	87,370	5,118,341
Diageo plc	72,406	2,174,521
Imperial Tobacco Group plc	52,167	2,258,514
SABMiller plc	26,329	1,433,656
Tate & Lyle plc	35,725	375,061
Unilever plc	54,915	2,372,685

		14,432,053

Health Care Equipment & Services 0.1%
Smith & Nephew plc	41,406	712,585

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	21,298	1,880,133

Insurance 0.8%
Amlin plc	34,183	262,631
Aviva plc	234,194	1,981,933
Direct Line Insurance Group plc	47,245	226,785
Friends Life Group Ltd.	109,653	613,208
Legal & General Group plc	161,017	635,223
Old Mutual plc	273,702	900,417
Prudential plc	55,720	1,280,660
RSA Insurance Group plc	79,591	616,371
Standard Life plc	86,816	547,050
Willis Group Holdings plc	6,090	248,168

		7,312,446

Materials 1.7%
Anglo American plc	185,720	4,987,689
Antofagasta plc	26,155	355,905
BHP Billiton plc	122,416	4,175,854
Johnson Matthey plc	15,258	760,258
Kazakhmys plc *	60,617	332,399
Mondi plc	24,737	433,243
Rexam plc	61,641	519,626

12

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rio Tinto plc	82,589	4,720,293
Vedanta Resources plc	17,403	307,020

		16,592,287

Media 0.5%
British Sky Broadcasting Group plc	40,057	592,919
Informa plc	28,060	230,240
ITV plc	73,591	258,317
Liberty Global plc, Class A *	18,600	773,760
Liberty Global plc, Series C *	20,800	831,792
Pearson plc	48,846	940,945
Reed Elsevier plc	25,872	415,912
WPP plc	45,198	899,736

		4,943,621

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	114,851	8,386,008
GlaxoSmithKline plc	325,891	7,853,560

		16,239,568

Real Estate 0.0%
Land Securities Group plc	25,276	443,449

Retailing 0.4%
Home Retail Group plc	260,747	728,325
Inchcape plc	46,186	498,876
Kingfisher plc	192,268	971,121
Marks & Spencer Group plc	169,623	1,227,816
Next plc	6,982	796,869

		4,223,007

Software & Services 0.0%
The Sage Group plc	53,285	330,954

Telecommunication Services 1.3%
BT Group plc	493,534	3,231,115
Cable & Wireless Communications plc	458,501	362,755
Inmarsat plc	18,948	232,406
Vodafone Group plc	2,513,410	8,369,884

		12,196,160

Transportation 0.1%
FirstGroup plc *	241,400	513,232
International Consolidated Airlines Group S.A. *	41,070	228,293

		741,525

Utilities 1.0%
Centrica plc	436,179	2,272,693
Drax Group plc	33,001	388,208
National Grid plc	222,112	3,163,592
Pennon Group plc	22,068	302,762
Severn Trent plc	15,260	497,825
SSE plc	86,248	2,118,162
United Utilities Group plc	51,837	776,959

		9,520,201

		162,905,674

Total Common Stock
(Cost $792,995,760)		946,107,452

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Bayerische Motoren Werke AG	3,979	377,079
Volkswagen AG	10,593	2,460,103

		2,837,182

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	6,414	713,238

Utilities 0.0%
RWE AG	8,802	283,311

Total Preferred Stock
(Cost $2,835,323)		3,833,731

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Santander S.A. *(a)(b)	1,231,713	254,029

Total Rights
(Cost $254,985)		254,029

Other Investment Company 0.0% of net assets

United States 0.0%
iShares MSCI EAFE ETF	100	6,659

Total Other Investment Company
(Cost $4,656)		6,659

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 2.2% of net assets

Time Deposits 1.9%
Australia & New Zealand Banking Group Ltd.
US Dollar
0.03%, 08/01/14	7,950,876	7,950,876
Brown Brothers Harriman
Australian Dollar
0.88%, 08/01/14	20,585	19,130
Canadian Dollar
0.77%, 08/01/14	109,430	100,362
Danish Krone
0.00%, 08/01/14	87,406	15,697
Euro
0.00%, 08/01/14	1,449	1,941
Hong Kong Dollar
0.00%, 08/01/14	13,786	1,779
Japanese Yen
0.00%, 08/01/14	122,782	1,193
DNB
US Dollar
0.03%, 08/01/14	9,858,458	9,858,458

 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)
Wells Fargo
Pound Sterling
0.04%, 08/01/14	19,869	33,545

		17,982,981

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.02%, 09/18/14 (d)(e)	2,910,000	2,909,942

Total Short-Term Investments
(Cost $20,892,923)		20,892,923

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.6% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	5,421,677	5,421,677

Total Collateral Invested for Securities on Loan
(Cost $5,421,677)		5,421,677

End of Collateral Invested for Securities on Loan.

At 07/31/14, the tax basis cost of the fund’s investments was $833,830,385 and the unrealized appreciation and depreciation were $152,102,060 and ($14,837,651), respectively, with a net unrealized appreciation of $137,264,409.

At 07/31/14, the values of certain foreign securities held by the fund aggregating $863,993,191 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $254,029 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $4,886,360.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
ETF —	Exchange traded fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini Long, expires 09/19/14	100	9,576,000	(186,686)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

14

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets,

 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$318,364,438	$—	$318,364,438
Australia[1]	—	42,848,065	—	42,848,065
Food & Staples Retailing	442,147	6,073,664	—	6,515,811
Real Estate	683,021	1,278,943	—	1,961,964
Austria[1]	—	2,824,936	—	2,824,936
Telecommunication Services	438,442	—	—	438,442
Canada[1]	66,668,531	—	—	66,668,531
Finland[1]	—	7,984,873	—	7,984,873
Capital Goods	584,850	976,152	—	1,561,002
Energy	363,979	—	—	363,979
Telecommunication Services	326,960	—	—	326,960
Utilities	852,716	—	—	852,716
France[1]	—	100,422,540	—	100,422,540
Media	284,768	433,754	—	718,522
Germany[1]	—	64,872,993	—	64,872,993
Materials	469,027	13,383,142	—	13,852,169
Hong Kong[1]	—	8,538,653	—	8,538,653
Telecommunication Services	288,660	—	—	288,660
Utilities	286,097	1,176,847	—	1,462,944
Ireland[1]	—	3,948,739	—	3,948,739
Food, Beverage & Tobacco	348,622	—	—	348,622
Technology Hardware & Equipment	1,318,324	—	—	1,318,324
Italy[1]	—	29,770,685	—	29,770,685
Banks	105,611	10,414,416	—	10,520,027
Luxembourg[1]	—	5,148,019	—	5,148,019
Media	562,455	132,742	—	695,197
New Zealand[1]	—	388,744	—	388,744
Telecommunication Services	726,117	—	—	726,117
Utilities	43,429	—	—	43,429
Norway[1]	—	7,792,397	—	7,792,397
Materials	739,229	685,776	—	1,425,005
Singapore[1]	—	6,556,231	—	6,556,231
Technology Hardware & Equipment	857,902	279,167	—	1,137,069
Sweden[1]	—	18,990,282	—	18,990,282
Automobiles & Components	541,334	—	—	541,334
Food, Beverage & Tobacco	351,661	—	—	351,661
Household & Personal Products	38,917	976,791	—	1,015,708

16

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Switzerland[1]	$—	$37,092,390	$—	$37,092,390
Energy	972,178	1,188,009	—	2,160,187
Food, Beverage & Tobacco	280,520	10,829,992	—	11,110,512
Technology Hardware & Equipment	1,252,901	—	—	1,252,901
United Kingdom[1]	—	96,387,154	—	96,387,154
Automobiles & Components	634,600	393,194	—	1,027,794
Capital Goods	383,175	6,143,285	—	6,526,460
Commercial & Professional Supplies	245,594	1,667,537	—	1,913,131
Energy	1,112,790	27,089,991	—	28,202,781
Insurance	864,539	6,447,907	—	7,312,446
Materials	332,399	16,259,888	—	16,592,287
Media	2,546,497	2,397,124	—	4,943,621
Preferred Stock[1]	—	3,833,731	—	3,833,731
Rights[1]	—	—	254,029	254,029
Other Investment Company[1]	6,659	—	—	6,659
Short-Term Investments[1]	—	20,892,923	—	20,892,923

Total	$85,954,651	$884,886,114	$254,029	$971,094,794

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,421,677	$—	$—	$5,421,677

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($186,686)	$—	$—	($186,686)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Preferred Stock
United Kingdom	$5,981	$66	$50	$—	($6,097)	$—	$—	$—
Rights
Spain	185,237	—	(9,309)	254,990	(176,889)	—	—	254,029

Total	$191,218	$66	($9,259)	$254,990	($182,986)	$—	$—	$254,029

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1 and Level 2 for the period ended July 31, 2014. The transfers in the amount of $2,495,789 and $4,965,709 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. There were no transfers in and out of Level 3 during the period.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46848JUL14

 17

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.2%		Common Stock	229,884,664	262,497,952
0.4%		Preferred Stock	937,392	1,068,497
1.1%		Other Investment Company	3,001,638	3,070,200
0.3%		Short-Term Investments	583,254	583,254

100.0%		Total Investments	234,406,948	267,219,903
2.2%		Collateral Invested for Securities on Loan	5,997,562	5,997,562
(2	.2)%	Other Assets and Liabilities, Net		(5,941,049)

100.0%		Net Assets		267,276,416

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Australia 5.8%

Banks 0.3%
Bank of Queensland Ltd.	23,770	274,330
Bendigo & Adelaide Bank Ltd.	35,721	420,265

		694,595

Capital Goods 0.2%
Bradken Ltd.	42,609	177,074
Cardno Ltd.	16,590	96,098
GWA Group Ltd.	56,261	151,960
Monadelphous Group Ltd.	12,363	181,943
Seven Group Holdings Ltd.	3,780	26,763

		633,838

Commercial & Professional Supplies 0.4%
ALS Ltd.	38,318	274,742
Cabcharge Australia Ltd.	6,095	25,909
Mineral Resources Ltd.	4,433	45,013
SAI Global Ltd.	4,736	21,343
Seek Ltd.	8,085	122,208
Skilled Group Ltd.	55,857	130,836
Transfield Services Ltd. *	299,048	371,347
Transpacific Industries Group Ltd. *	197,497	196,450

		1,187,848

Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	80,223	39,885
G.U.D. Holdings Ltd.	23,669	163,174

		203,059

Consumer Services 0.2%
Ardent Leisure Group	12,143	28,870
Aristocrat Leisure Ltd.	31,636	165,955
Echo Entertainment Group Ltd.	93,152	285,365
Flight Centre Travel Group Ltd.	3,025	131,966
Navitas Ltd.	3,563	16,222

		628,378

Diversified Financials 0.3%
ASX Ltd.	10,235	341,815
Challenger Ltd.	31,737	235,027
IOOF Holdings Ltd.	14,722	118,195
Perpetual Ltd.	4,290	192,427

		887,464

Energy 0.1%
AWE Ltd. *	111,705	186,878
Beach Energy Ltd.	114,872	178,700
Whitehaven Coal Ltd. *(a)	26,482	41,306

		406,884

Food, Beverage & Tobacco 0.4%
Bega Cheese Ltd	6,621	29,806
Goodman Fielder Ltd.	638,831	379,946
GrainCorp Ltd., Class A	24,971	200,737
Treasury Wine Estates Ltd.	91,075	417,353

		1,027,842

Health Care Equipment & Services 0.6%
Ansell Ltd.	14,185	249,027
Cochlear Ltd.	4,252	249,651
Primary Health Care Ltd.	62,777	280,701
Ramsay Health Care Ltd.	5,901	262,893
Sigma Pharmaceuticals Ltd.	677,379	489,556

		1,531,828

Insurance 0.1%
NIB Holdings Ltd.	61,397	184,332

Materials 0.9%
Adelaide Brighton Ltd.	61,282	206,671
Atlas Iron Ltd.	49,511	28,793
CSR Ltd.	167,805	583,601
DuluxGroup Ltd.	18,806	95,472
Fortescue Metals Group Ltd.	66,744	299,229
Gunns Ltd. *(b)(c)	124,356	—
Iluka Resources Ltd.	41,347	334,981
Mount Gibson Iron Ltd.	127,212	85,172
Nufarm Ltd.	52,907	211,448
OceanaGold Corp. *	8,845	25,229
OZ Minerals Ltd.	112,325	477,525
PanAust Ltd.	13,704	28,398

		2,376,519

Media 0.2%
APN News & Media Ltd. *	44,817	32,548
Seven West Media Ltd.	88,544	166,331
Southern Cross Media Group Ltd.	82,094	91,125
Ten Network Holdings Ltd. *	518,455	135,618
Village Roadshow Ltd.	3,610	25,995

		451,617

 1

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.8%
Australand Property Group	37,534	155,836
CFS Retail Property Trust Group	157,499	315,673
Charter Hall Retail REIT	24,738	91,621
Cromwell Property Group	24,029	22,665
Dexus Property Group	472,748	519,413
Goodman Group	80,287	393,603
Investa Office Fund	42,404	139,584
The GPT Group	113,728	428,181

		2,066,576

Retailing 0.6%
Automotive Holdings Group Ltd.	48,590	174,596
Harvey Norman Holdings Ltd.	76,850	218,060
JB Hi-Fi Ltd. (a)	14,241	261,996
Myer Holdings Ltd	163,913	342,245
Pacific Brands Ltd.	528,174	274,985
Premier Investments Ltd.	19,517	174,849
Super Retail Group Ltd.	4,597	40,029

		1,486,760

Software & Services 0.0%
Iress Ltd.	2,732	21,968

Telecommunication Services 0.0%
iiNET Ltd.	3,022	21,153

Transportation 0.2%
Sydney Airport	139,269	552,463
Virgin Australia International Holdings (b)(c)	176,214	—

		552,463

Utilities 0.4%
APA Group	62,616	432,225
DUET Group	194,195	433,081
Envestra Ltd.	17,675	21,251
SP AusNet *	196,294	244,507

		1,131,064

		15,494,188

Austria 0.7%

Capital Goods 0.2%
Wienerberger AG	27,038	405,824
Zumtobel AG	7,137	147,223

		553,047

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	775	92,257

Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,254	260,785

Materials 0.1%
Lenzing AG	1,757	102,684
RHI AG	3,680	114,323

		217,007

Real Estate 0.1%
IMMOFINANZ AG *	79,101	250,501

Transportation 0.1%
Flughafen Wien AG	307	28,834
Oesterreichische Post AG	6,390	299,864

		328,698

Utilities 0.1%
Verbund AG	5,735	107,896

		1,810,191

Belgium 1.3%

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	1,034	125,268
Gimv N.V.	2,562	125,527
Groupe Bruxelles Lambert S.A.	3,997	397,531

		648,326

Energy 0.0%
Euronav N.V. *	2,254	27,264

Health Care Equipment & Services 0.0%
Agfa-Gevaert N.V. *	26,366	78,766
Arseus N.V.	379	20,450

		99,216

Materials 0.3%
Nyrstar N.V. *(a)	82,220	339,459
Tessenderlo Chemie N.V. *	11,179	323,457

		662,916

Media 0.1%
Telenet Group Holding N.V. *	6,123	327,283

Real Estate 0.1%
Befimmo S.A.	1,255	98,259
Cofinimmo	1,479	183,509

		281,768

Retailing 0.1%
S.A. D’Ieteren N.V.	8,121	343,578

Technology Hardware & Equipment 0.1%
Barco N.V.	2,174	160,153
EVS Broadcast Equipment S.A.	1,601	81,926

		242,079

Telecommunication Services 0.2%
Mobistar S.A. *	23,811	474,548

Transportation 0.0%
bpost S.A.	2,026	50,921

Utilities 0.1%
Elia System Operator S.A./N.V.	5,158	251,091

		3,408,990

Canada 8.6%

Automobiles & Components 0.2%
Linamar Corp.	5,282	287,559
Martinrea International, Inc.	16,058	188,952

		476,511

Banks 0.2%
Canadian Western Bank	3,798	144,974
Genworth MI Canada, Inc.	6,627	240,319
Home Capital Group, Inc.	3,261	155,222
Laurentian Bank of Canada	3,243	153,324

		693,839

2

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.7%
Aecon Group, Inc.	9,890	148,847
ATS Automation Tooling Systems, Inc. *	1,670	22,714
Bird Construction, Inc.	7,655	93,586
CAE, Inc.	22,733	290,222
MacDonald, Dettwiler & Associates Ltd.	3,526	263,492
New Flyer Industries, Inc.	1,981	23,528
Richelieu Hardware Ltd.	606	28,506
Russel Metals, Inc.	14,219	459,426
Toromont Industries Ltd.	10,567	252,460
Wajax Corp.	4,765	150,727
WSP Global, Inc.	3,721	124,733

		1,858,241

Commercial & Professional Supplies 0.4%
Morneau Shepell, Inc.	1,597	24,665
Newalta Corp.	7,555	145,578
Progressive Waste Solutions Ltd.	13,531	339,655
Ritchie Bros. Auctioneers, Inc.	6,726	162,853
Stantec, Inc.	2,747	174,290
Transcontinental, Inc., Class A	21,436	273,467

		1,120,508

Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	7,980	280,894
Gildan Activewear, Inc.	5,676	332,590
Lululemon Athletica, Inc. *	2,190	84,249

		697,733

Consumer Services 0.0%
Great Canadian Gaming Corp. *	1,639	23,735

Diversified Financials 0.3%
AGF Management Ltd., Class B	23,428	253,973
CI Financial Corp.	13,284	430,068
Dundee Corp., Class A *	10,197	168,524

		852,565

Energy 2.1%
Advantage Oil & Gas Ltd. *	46,577	249,043
AltaGas Ltd.	8,143	368,558
Calfrac Well Services Ltd.	6,917	132,269
Enbridge Income Fund Holdings, Inc.	930	25,042
Enerflex Ltd.	14,564	246,573
Ensign Energy Services, Inc.	20,904	336,466
Freehold Royalties Ltd.	4,426	104,201
Gibson Energy, Inc.	12,946	397,160
Gran Tierra Energy, Inc. *	13,958	92,554
Keyera Corp.	5,590	418,449
Lightstream Resources Ltd. (a)	69,281	457,489
MEG Energy Corp. *	666	23,883
Mullen Group Ltd.	11,603	297,005
NuVista Energy Ltd. *	11,612	106,604
Parkland Fuel Corp.	13,678	258,293
Pason Systems, Inc.	3,942	100,471
Peyto Exploration & Development Corp.	6,323	212,535
Precision Drilling Corp.	39,593	493,483
Savanna Energy Services Corp.	12,636	92,364
ShawCor Ltd.	6,387	323,289
Trican Well Service Ltd.	21,364	308,405
Trilogy Energy Corp.	785	19,979
Trinidad Drilling Ltd.	19,652	189,968
Veresen, Inc.	23,724	403,179

		5,657,262

Food & Staples Retailing 0.2%
The Jean Coutu Group (PJC), Inc., Class A	10,504	207,990
The North West Co., Inc.	9,944	218,880

		426,870

Food, Beverage & Tobacco 0.2%
Cott Corp.	22,195	151,448
Maple Leaf Foods, Inc.	18,127	327,012
Rogers Sugar, Inc. (a)	6,899	28,663

		507,123

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	7,023	307,947

Materials 1.9%
Agnico-Eagle Mines Ltd.	11,989	445,760
Alamos Gold, Inc.	2,666	23,717
Canexus Corp.	7,079	30,644
Canfor Corp. *	6,435	136,272
Cascades, Inc.	9,588	58,565
CCL Industries, Inc., Class B	1,987	196,704
Centerra Gold, Inc.	40,360	209,879
Chemtrade Logistics Income Fund	6,895	132,544
Dominion Diamond Corp. *	9,488	133,050
Eldorado Gold Corp.	37,422	277,658
Franco-Nevada Corp.	2,574	145,632
HudBay Minerals, Inc.	31,601	339,384
IAMGOLD Corp. *	97,012	358,562
Labrador Iron Ore Royalty Corp.	903	25,657
Lundin Mining Corp. *	62,385	358,742
Major Drilling Group International, Inc.	15,617	128,763
Methanex Corp.	7,725	502,743
Nevsun Resources Ltd.	6,157	23,378
New Gold, Inc. *	19,953	122,790
Pan American Silver Corp.	15,217	223,576
SEMAFO, Inc.	8,051	34,778
Sherritt International Corp.	124,191	510,273
Silver Wheaton Corp.	7,436	194,229
Thompson Creek Metals Co., Inc. *	57,387	158,948
West Fraser Timber Co., Ltd.	8,283	377,325

		5,149,573

Media 0.4%
Aimia, Inc.	19,254	338,514
Cineplex, Inc.	6,792	242,814
Cogeco Cable, Inc.	2,747	152,725
Corus Entertainment, Inc., Class B	10,932	241,630
Entertainment One Ltd.	4,644	26,767

		1,002,450

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Nordion, Inc. *	3,223	41,767

Real Estate 0.4%
Boardwalk REIT	1,775	105,652

 3

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Calloway REIT	4,646	111,852
Canadian REIT	2,319	97,345
Cominar REIT	1,380	23,819
Dream Office REIT	827	22,011
First Capital Realty, Inc.	6,090	105,396
FirstService Corp.	445	24,794
Granite REIT	4,176	155,152
H&R REIT	6,908	146,542
RioCan REIT	10,095	250,720

		1,043,283

Retailing 0.3%
Dollarama, Inc.	2,855	235,003
Hudson’s Bay Co.	2,580	38,948
Reitmans (Canada) Ltd., Class A	36,324	200,551
Sears Canada, Inc.	22,926	309,507

		784,009

Software & Services 0.2%
Constellation Software, Inc.	130	30,880
DH Corp.	7,507	226,859
Open Text Corp.	4,126	229,468

		487,207

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	7,515	216,280

Transportation 0.2%
TransForce, Inc.	14,266	360,722
Westshore Terminals Investment Corp.	3,252	99,020

		459,742

Utilities 0.4%
Capital Power Corp.	15,186	369,222
Just Energy Group, Inc. (a)	34,601	187,230
Northland Power, Inc.	5,862	94,676
Superior Plus Corp. (a)	32,300	412,359

		1,063,487

		22,870,132

Denmark 1.3%

Banks 0.2%
Jyske Bank A/S - Reg’d *	4,855	275,516
Sydbank A/S *	9,985	273,321

		548,837

Capital Goods 0.2%
NKT Holding A/S	4,279	269,000
Rockwool International A/S, B Shares	962	160,410

		429,410

Consumer Durables & Apparel 0.1%
Pandora A/S	3,138	214,736

Food, Beverage & Tobacco 0.1%
Royal UNIBREW *	721	105,533
Schouw & Co.	2,787	128,872

		234,405

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	3,768	318,594
GN Store Nord A/S	7,823	199,965
William Demant Holding A/S *	1,176	102,254

		620,813

Insurance 0.1%
Topdanmark A/S *	4,586	141,415
Tryg A/S	1,957	197,172

		338,587

Materials 0.2%
Chr. Hansen Holding A/S	3,268	135,121
Novozymes A/S, B Shares	8,253	408,106

		543,227

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	9,313	213,415

Software & Services 0.0%
SimCorp A/S	4,049	131,168

Transportation 0.1%
D/S Norden A/S	8,624	264,103
DFDS A/S	394	31,583

		295,686

		3,570,284

Finland 1.6%

Capital Goods 0.4%
Cargotec Oyj, B Shares	5,450	198,622
Cramo Oyj	5,701	115,723
Konecranes Oyj	8,141	264,517
Outotec Oyj (a)	19,491	203,184
Ramirent Oyj	10,472	99,605
Uponor Oyj	9,333	143,803

		1,025,454

Commercial & Professional Supplies 0.0%
Caverion Corp.	4,787	39,742

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	15,013	295,667

Food, Beverage & Tobacco 0.0%
Raisio plc, V Shares	4,040	22,274

Materials 0.7%
Huhtamaki Oyj	15,308	407,552
Kemira Oyj	19,430	264,393
Metsa Board Oyj	39,654	188,457
Outokumpu Oyj *	36,993	299,907
Rautaruukki Oyj *(a)	41,353	609,440
Tikkurila Oyj	4,158	105,078

		1,874,827

Media 0.1%
Sanoma Oyj	47,985	376,851

Real Estate 0.0%
Sponda Oyj	19,699	101,206

Retailing 0.1%
Stockmann Oyj Abp, B Shares	10,403	148,937

Software & Services 0.2%
Tieto Oyj	15,619	415,176

		4,300,134

4

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

France 4.4%

Automobiles & Components 0.1%
Plastic Omnium S.A.	4,835	128,071

Banks 0.1%
Natixis	51,016	329,657

Capital Goods 0.3%
Areva S.A. *	7,697	160,037
Mersen	5,284	149,518
Saft Groupe S.A.	4,420	162,843
Zodiac Aerospace	11,881	372,013

		844,411

Commercial & Professional Supplies 0.5%
Bureau Veritas S.A.	11,215	289,248
Derichebourg S.A.	42,149	124,090
Edenred	12,866	402,158
Societe BIC S.A.	2,981	410,999

		1,226,495

Consumer Durables & Apparel 0.1%
Beneteau S.A. *	1,446	25,500
SEB S.A.	3,849	312,011

		337,511

Consumer Services 0.1%
Club Mediterranee S.A. *	7,134	207,773

Diversified Financials 0.1%
Eurazeo S.A.	4,751	357,092

Energy 0.1%
Bourbon S.A.	7,079	203,750
Etablissements Maurel et Prom *	8,450	128,460

		332,210

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A. (a)	1,734	141,985
Vilmorin & Cie S.A.	764	90,027

		232,012

Health Care Equipment & Services 0.1%
BioMerieux	1,572	163,579
Orpea	2,091	136,874

		300,453

Insurance 0.1%
Euler Hermes Group	1,580	184,388

Materials 0.3%
Eramet *	3,173	396,414
Imerys S.A.	4,708	367,612
Vicat S.A.	769	61,203

		825,229

Media 0.5%
Havas S.A.	23,259	182,198
IPSOS	3,786	102,549
JC Decaux S.A.	5,341	183,374
Metropole Television S.A.	15,415	282,759
Societe Television Francaise 1	21,488	316,922
Technicolor S.A. - Reg’d *	51,337	371,364

		1,439,166

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	3,000	133,326

Real Estate 0.7%
Fonciere des Regions	4,111	412,807
Gecina S.A.	1,801	257,198
ICADE	4,487	433,140
Klepierre	7,948	375,991
Mercialys S.A.	5,519	130,992
Nexity S.A.	8,481	321,469

		1,931,597

Retailing 0.0%
Groupe Fnac *	693	30,669

Software & Services 0.4%
Alten S.A.	3,200	154,229
Altran Technologies S.A.	15,678	164,968
Dassault Systemes S.A.	4,569	306,606
Sopra Group S.A.	227	24,542
UBISOFT Entertainment *	19,982	334,351

		984,696

Technology Hardware & Equipment 0.2%
Ingenico	1,868	188,971
Neopost S.A. (a)	5,889	413,483

		602,454

Telecommunication Services 0.1%
Iliad S.A.	893	246,329

Transportation 0.4%
Aeroports de Paris	3,213	440,112
Bollore S.A.	452	278,958
Groupe Eurotunnel S.A. - Reg’d	27,712	366,735
Norbert Dentressangle S.A.	162	23,803

		1,109,608

		11,783,147

Germany 3.5%

Automobiles & Components 0.2%
ElringKlinger AG	2,656	95,810
Grammer AG	2,139	104,618
Leoni AG	5,137	351,061
SAF-Holland S.A.	1,345	18,543

		570,032

Banks 0.1%
Aareal Bank AG	3,855	163,489

Capital Goods 0.6%
Bauer AG *	4,113	89,191
BayWa AG	4,239	210,511
Deutz AG	15,375	108,443
DMG MORI SEIKI AG	6,465	197,479
Duerr AG	1,417	107,941
Heidelberger Druckmaschinen AG *	72,674	237,566
Indus Holding AG	4,644	244,058
KION Group AG	548	21,324
Krones AG	1,597	154,751
Norma Group SE	568	27,984
Pfeiffer Vacuum Technology AG	965	95,812
SGL Carbon SE *(a)	3,875	124,423
Vossloh AG	1,119	81,362

		1,700,845

 5

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	2,237	101,791
Hugo Boss AG	1,451	208,198
Puma SE	522	133,177

		443,166

Diversified Financials 0.0%
Aurelius AG	653	23,002

Health Care Equipment & Services 0.5%
Celesio AG	30,186	1,032,617
Rhoen-Klinikum AG	13,185	408,889

		1,441,506

Insurance 0.0%
Talanx AG *	3,372	120,062

Materials 0.4%
Evonik Industries AG	2,155	79,325
Fuchs Petrolub SE	2,794	111,771
Symrise AG	8,821	463,139
Wacker Chemie AG	3,207	371,220

		1,025,455

Media 0.3%
Axel Springer SE	4,832	272,069
Kabel Deutschland Holding AG	3,095	442,186

		714,255

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	3,508	242,156
Stada Arzneimittel AG	6,869	283,662

		525,818

Real Estate 0.1%
Deutsche Euroshop AG	2,310	109,033
GAGFAH S.A. *	8,932	156,550

		265,583

Retailing 0.1%
Fielmann AG	1,020	128,771
Takkt AG	1,372	22,933

		151,704

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *	11,144	150,372
Kontron AG *	14,435	90,999
SMA Solar Technology AG *	2,577	69,423

		310,794

Software & Services 0.2%
Bechtle AG	2,573	199,656
Software AG	8,641	216,176
United Internet AG - Reg’d	5,224	208,860
Wirecard AG	529	19,622

		644,314

Technology Hardware & Equipment 0.1%
Jenoptik AG	5,965	79,120
Wincor Nixdorf AG	5,603	284,652

		363,772

Telecommunication Services 0.2%
Drillisch AG	643	24,071
Telefonica Deutschland Holding AG *	47,822	373,898

		397,969

Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	4,019	264,140
Hamburger Hafen und Logistik AG	4,873	125,544
Sixt SE	1,383	48,490

		438,174

		9,299,940

Greece 0.0%

Banks 0.0%
TT Hellenic Postbank S.A. *(b)(c)	24,275	—

Hong Kong 2.7%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	122,000	71,357

Banks 0.2%
Bank of East Asia Ltd.	78,800	335,934
Wing Hang Bank Ltd. (b)(c)	8,000	129,031

		464,965

Capital Goods 0.1%
Johnson Electric Holdings Ltd.	43,000	166,450

Consumer Durables & Apparel 0.1%
Techtronic Industries Co.	101,000	302,725

Consumer Services 0.3%
Cafe De Coral Holdings Ltd.	36,000	128,287
Galaxy Entertainment Group Ltd.	18,000	151,374
MGM China Holdings Ltd.	8,000	29,253
SJM Holdings Ltd.	108,000	288,540
Wynn Macau Ltd.	50,800	216,479

		813,933

Diversified Financials 0.1%
First Pacific Co., Ltd.	292,000	349,083

Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	16,200	173,178

Media 0.1%
Television Broadcasts Ltd.	26,100	169,060

Real Estate 0.9%
Great Eagle Holdings Ltd.	29,000	104,724
Hang Lung Group Ltd.	54,000	289,591
Hang Lung Properties Ltd.	108,000	333,542
Henderson Land Development Co., Ltd.	45,040	285,694
Hongkong Land Holdings Ltd.	67,000	457,951
Hysan Development Co., Ltd.	22,000	105,310
Sino Land Co., Ltd.	214,000	368,170
Swire Properties Ltd.	52,200	170,179
Wheelock & Co., Ltd.	81,000	408,420

		2,523,581

Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	61,000	157,945
Giordano International Ltd.	166,000	97,115

6

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Luk Fook Holdings International Ltd.	44,000	136,658

		391,718

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	24,300	300,691

Telecommunication Services 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd.	280,000	120,309

Transportation 0.6%
Cathay Pacific Airways Ltd.	198,000	374,066
MTR Corp., Ltd.	94,000	369,283
Orient Overseas International Ltd.	83,500	444,262
Pacific Basin Shipping Ltd.	464,000	279,497

		1,467,108

		7,314,158

Ireland 1.0%

Capital Goods 0.5%
DCC plc	13,611	776,566
Fly Leasing Ltd. ADR	2,100	31,374
Grafton Group plc	35,660	345,590
Kingspan Group plc	14,764	252,657

		1,406,187

Consumer Services 0.1%
Paddy Power plc	2,039	143,973

Food & Staples Retailing 0.0%
Fyffes plc *	14,830	21,050

Food, Beverage & Tobacco 0.2%
C&C Group plc	39,987	226,922
Glanbia plc	11,425	175,770

		402,692

Health Care Equipment & Services 0.1%
UDG Healthcare plc	42,219	253,323

Materials 0.1%
James Hardie Industries plc CDI	17,661	219,326

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
ICON plc *	900	46,620

Transportation 0.0%
Aer Lingus Group plc	42,625	75,748
Irish Continental Group plc	6,562	23,285

		99,033

		2,592,204

Israel 1.2%

Banks 0.3%
Bank Hapoalim B.M.	65,438	381,716
Israel Discount Bank Ltd., Class A *	97,628	170,073
Mizrahi Tefahot Bank Ltd.	10,513	132,936

		684,725

Capital Goods 0.1%
Discount Investment Corp. - Reg’d *	28,763	228,074
Elbit Systems Ltd.	2,928	183,482

		411,556

Energy 0.2%
Delek Group Ltd.	493	193,439
Oil Refineries Ltd. *	486,254	146,440
Paz Oil Co., Ltd.	1,340	215,165

		555,044

Food & Staples Retailing 0.0%
Shufersal Ltd.	23,929	75,658

Materials 0.2%
The Israel Corp., Ltd. *	726	427,291

Software & Services 0.2%
Check Point Software Technologies Ltd. *	6,560	445,227
NICE Systems Ltd.	3,200	127,058

		572,285

Telecommunication Services 0.2%
B Communications Ltd.	1,142	21,293
Cellcom Israel Ltd.	27,339	337,288
Partner Communications Co., Ltd. *	31,316	237,348

		595,929

		3,322,488

Italy 2.4%

Automobiles & Components 0.1%
Piaggio & C. S.p.A. *	38,161	113,623

Banks 0.4%
Banca Carige S.p.A. *	397,466	75,924
Banca Popolare Di Milano Scarl *	659,247	574,481
Banca Popolare Di Sondrio Scarl	58,642	266,498
Credito Valtellinese Scarl *	154,201	188,546

		1,105,449

Capital Goods 0.2%
Astaldi S.p.A.	10,209	98,276
C.I.R. S.p.A. - Compagnie Industriali Riunite *	140,198	194,839
Danieli S.p.A. - Officine Meccaniche Danieli & C.	1,353	38,666
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	3,707	78,280

		410,061

Consumer Durables & Apparel 0.3%
De’Longhi S.p.A.	5,715	121,336
Geox S.p.A. *(a)	25,394	94,189
Indesit Co., S.p.A. *	9,398	135,940
Prada S.p.A.	16,700	118,226
Safilo Group S.p.A. *	5,638	117,095
Tod’s S.p.A.	770	84,463

		671,249

Consumer Services 0.2%
Autogrill S.p.A. *	23,621	201,010
GTECH S.p.A. (a)	9,960	239,370

		440,380

 7

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.2%
ERG S.p.A.	22,251	330,131
Saras S.p.A. *	209,838	261,355

		591,486

Food & Staples Retailing 0.0%
MARR S.p.A.	1,267	20,961

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	20,151	157,199
Parmalat S.p.A.	63,239	208,821

		366,020

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	34,713	95,319

Insurance 0.1%
Mediolanum S.p.A.	12,363	93,958
Societa Cattolica di Assicurazioni S.c.r.l.	5,266	112,178
Unipol Gruppo Finanziario S.p.A.	29,289	160,576

		366,712

Materials 0.1%
Buzzi Unicem S.p.A.	21,774	353,100

Media 0.0%
RCS MediaGroup S.p.A. *(a)	66,062	98,328

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	9,634	159,016

Real Estate 0.0%
Beni Stabili S.p.A.	124,670	101,221

Retailing 0.0%
World Duty Free S.p.A. *	2,837	32,300

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	2,304	23,605

Transportation 0.2%
Alitalia S.p.A. *(b)(c)	14,782	—
Ansaldo STS S.p.A.	12,208	119,223
ASTM S.p.A.	10,212	156,262
Societa Iniziative Autostradali e Servizi S.p.A.	14,371	170,968

		446,453

Utilities 0.4%
ACEA S.p.A.	13,212	192,838
Enel Green Power S.p.A.	106,083	293,416
Hera S.p.A.	122,702	331,894
Iren S.p.A.	137,718	194,065

		1,012,213

		6,407,496

Japan 37.3%

Automobiles & Components 3.2%
Aisan Industry Co., Ltd.	9,400	77,210
Akebono Brake Industry Co., Ltd.	20,800	100,633
Calsonic Kansei Corp.	67,000	440,654
Exedy Corp.	8,400	247,991
F.C.C. Co., Ltd.	10,700	191,907
Futaba Industrial Co., Ltd.	47,600	267,562
G-Tekt Corp.	1,900	20,224
Keihin Corp.	17,600	269,910
Koito Manufacturing Co., Ltd.	20,200	553,495
KYB Co., Ltd.	44,000	199,711
Mitsuba Corp.	6,100	100,380
Mitsubishi Motors Corp.	33,100	377,111
Musashi Seimitsu Industry Co., Ltd.	7,700	188,127
NGK Spark Plug Co., Ltd.	18,000	538,154
Nifco, Inc.	7,800	256,451
Nippon Seiki Co., Ltd.	12,000	235,789
Nissan Shatai Co., Ltd.	23,200	373,613
Nissin Kogyo Co., Ltd.	10,500	188,922
NOK Corp.	23,200	473,729
Pacific Industrial Co., Ltd.	3,200	23,628
Press Kogyo Co., Ltd.	33,000	125,573
Riken Corp.	23,000	103,295
Sanden Corp.	29,000	162,790
Showa Corp.	13,900	154,839
Tachi-S Co., Ltd.	13,500	226,893
Takata Corp.	9,500	188,988
The Yokohama Rubber Co., Ltd.	37,000	320,363
Tokai Rika Co., Ltd.	15,900	331,797
Tokai Rubber Industries Ltd.	16,900	166,981
Topre Corp.	1,900	26,876
Toyo Tire & Rubber Co., Ltd.	15,600	283,254
Toyoda Gosei Co., Ltd.	19,500	396,017
Toyota Boshoku Corp. (a)	33,300	376,679
TS Tech Co., Ltd.	8,500	242,054
Unipres Corp.	14,500	313,275
Yorozu Corp.	6,000	127,535

		8,672,410

Banks 2.0%
Aozora Bank Ltd.	56,000	190,293
Fukuoka Financial Group, Inc.	88,000	450,184
Hokuhoku Financial Group, Inc.	161,000	330,564
North Pacific Bank Ltd.	9,900	40,450
Senshu Ikeda Holdings, Inc.	4,900	24,974
Seven Bank Ltd.	40,700	163,330
Shinsei Bank Ltd.	134,000	283,346
Suruga Bank Ltd.	10,000	194,986
The 77 Bank Ltd.	28,000	145,787
The Awa Bank Ltd.	20,000	113,391
The Bank of Kyoto Ltd.	21,000	190,756
The Chiba Bank Ltd.	14,000	101,913
The Chugoku Bank Ltd.	16,900	259,654
The Daishi Bank Ltd.	27,000	99,281
The Gunma Bank Ltd.	35,000	205,932
The Hachijuni Bank Ltd.	35,000	215,161
The Higo Bank Ltd.	4,000	21,382
The Hiroshima Bank Ltd.	36,000	174,694
The Hyakugo Bank Ltd.	23,000	92,255
The Iyo Bank Ltd.	17,100	173,220
The Joyo Bank Ltd.	39,000	207,504
The Juroku Bank Ltd.	33,000	121,865
The Kagoshima Bank Ltd.	16,000	105,259
The Keiyo Bank Ltd.	26,000	131,031
The Musashino Bank Ltd.	3,100	105,657
The Nishi-Nippon City Bank Ltd.	65,000	168,749
The Ogaki Kyoritsu Bank Ltd.	42,000	115,325
The San-in Godo Bank Ltd.	18,000	128,077
The Shiga Bank Ltd.	17,000	100,672
The Shizuoka Bank Ltd.	36,000	387,990
TOMONY Holdings, Inc.	5,300	21,710

8

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamaguchi Financial Group, Inc.	24,000	245,837

		5,311,229

Capital Goods 7.1%
Aica Kogyo Co., Ltd.	7,800	168,147
Amada Co., Ltd.	46,000	446,801
Asahi Diamond Industrial Co., Ltd.	7,800	114,149
Central Glass Co., Ltd.	70,000	243,215
Chiyoda Corp.	18,000	213,121
Chudenko Corp.	1,500	24,059
CKD Corp.	10,900	97,308
COMSYS Holdings Corp.	26,900	497,900
Daifuku Co., Ltd.	14,800	203,934
Daihen Corp.	24,000	105,052
DMG Mori Seiki Co., Ltd.	12,300	156,388
Ebara Corp.	67,000	415,952
Fuji Electric Co., Ltd.	80,000	412,498
Fuji Machine Manufacturing Co., Ltd.	16,638	143,117
Fujikura Ltd.	107,000	529,201
Fujitec Co., Ltd.	9,100	93,503
Furukawa Co., Ltd.	43,000	87,735
Futaba Corp.	8,300	135,132
Glory Ltd.	10,600	353,418
GS Yuasa Corp.	48,000	308,223
Hazama Ando Corp.	4,200	25,809
Hitachi Construction Machinery Co., Ltd.	21,700	442,914
Hitachi Koki Co., Ltd.	13,400	113,247
Hitachi Zosen Corp.	37,000	192,549
Hoshizaki Electric Co., Ltd.	6,200	315,670
Inaba Denki Sangyo Co., Ltd.	7,000	233,123
Inabata & Co., Ltd.	21,500	202,761
Iseki & Co., Ltd.	32,000	80,482
Iwatani Corp.	62,000	476,756
Kandenko Co., Ltd.	44,000	238,942
Kanematsu Corp.	159,000	284,486
Keihan Electric Railway Co., Ltd.	60,000	261,073
Kitz Corp.	27,600	159,199
Komori Corp.	10,200	123,160
Kuroda Electric Co., Ltd.	12,000	198,624
Kyowa Exeo Corp.	25,700	356,064
Kyudenko Corp.	4,000	36,573
Mabuchi Motor Co., Ltd.	2,700	212,941
Maeda Corp.	28,000	237,749
Maeda Road Construction Co., Ltd.	15,000	261,076
Makino Milling Machine Co., Ltd.	14,000	113,369
Meidensha Corp.	30,000	128,216
Minebea Co., Ltd.	47,000	559,171
Mirait Holdings Corp.	27,500	273,462
MISUMI Group, Inc.	9,800	312,323
Miura Co., Ltd.	4,900	176,169
Nabtesco Corp.	10,700	241,746
Nachi-Fujikoshi Corp.	24,000	168,884
Namura Shipbuilding Co., Ltd.	2,900	26,537
NGK Insulators Ltd.	25,000	591,508
Nichias Corp.	22,000	141,910
Nichiha Corp.	2,200	21,801
Nippo Corp.	13,000	227,409
Nippon Densetsu Kogyo Co., Ltd.	10,200	162,708
Nippon Steel & Sumikin Bussan Corp.	14,000	55,081
Nishimatsu Construction Co., Ltd.	75,000	353,166
Nishio Rent All Co., Ltd.	500	21,189
Nisshinbo Holdings, Inc.	35,000	353,267
Nitta Corp.	4,300	104,045
Nitto Boseki Co., Ltd.	20,000	87,432
Nitto Kogyo Corp.	4,900	102,470
Noritz Corp.	7,600	149,331
NTN Corp.	106,000	510,857
Oiles Corp.	4,400	109,601
OKUMA Corp.	16,000	147,148
Okumura Corp.	35,000	190,436
OSG Corp.	9,100	157,675
Penta-Ocean Construction Co., Ltd.	55,900	202,880
Ryobi Ltd.	43,000	139,876
Sanki Engineering Co., Ltd.	20,000	156,142
Sankyo Tateyama, Inc.	6,900	139,724
Sanwa Holdings Corp.	32,000	225,564
Shinmaywa Industries Ltd.	19,000	171,704
SHO-BOND Holdings Co., Ltd.	500	21,179
Sintokogio Ltd.	13,500	95,200
Tadano Ltd.	9,000	156,358
Taikisha Ltd.	5,700	132,354
Takara Standard Co., Ltd.	20,000	181,479
Takasago Thermal Engineering Co., Ltd.	16,200	199,774
The Japan Steel Works Ltd.	64,000	275,013
The Nippon Road Co., Ltd.	18,000	100,961
THK Co., Ltd.	15,300	368,197
Toa Corp.	52,000	92,504
Toda Corp.	63,000	269,863
Toshiba Machine Co., Ltd.	24,000	106,633
Toshiba Plant Systems & Services Corp.	6,200	98,328
Totetsu Kogyo Co., Ltd.	4,700	115,257
Toyo Engineering Corp.	32,000	140,889
Trusco Nakayama Corp.	8,100	203,775
Tsubakimoto Chain Co.	20,000	170,692
Ushio, Inc.	20,900	249,443
Yamazen Corp.	20,800	164,707
Yuasa Trading Co., Ltd.	60,000	126,960

		18,994,418

Commercial & Professional Supplies 0.8%
Aeon Delight Co., Ltd.	4,700	112,272
Daiseki Co., Ltd.	1,200	21,369
Duskin Co., Ltd.	15,100	275,604
Kokuyo Co., Ltd.	36,400	295,513
Meitec Corp.	4,500	148,367
Moshi Moshi Hotline, Inc.	10,100	98,556
Nissha Printing Co., Ltd.	8,400	121,363
Nomura Co., Ltd.	3,000	27,707
Okamura Corp.	16,000	137,508
Park24 Co., Ltd.	7,900	144,929
Sato Holdings Corp.	4,200	107,776
Sohgo Security Services Co., Ltd.	14,300	324,853
Temp Holdings Co., Ltd.	6,300	199,800
Toppan Forms Co., Ltd.	18,200	177,883

		2,193,500

 9

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.9%
Alpine Electronics, Inc.	14,100	222,117
Asics Corp.	15,200	322,582
Casio Computer Co., Ltd. (a)	36,400	612,443
Fujitsu General Ltd.	3,000	41,411
Funai Electric Co., Ltd.	19,600	203,031
Gunze Ltd.	69,000	188,314
Haseko Corp.	35,200	279,504
Heiwa Corp.	1,200	28,267
Kurabo Industries Ltd.	67,000	118,881
Misawa Homes Co., Ltd.	1,900	21,818
Mizuno Corp.	8,000	47,966
Onward Holdings Co., Ltd.	39,000	278,051
PanaHome Corp.	24,000	177,904
Pioneer Corp. *	141,800	379,412
Rinnai Corp.	3,600	327,762
Roland Corp.	1,400	25,305
Sangetsu Co., Ltd.	7,400	194,723
Sankyo Co., Ltd.	9,900	385,238
Seiren Co., Ltd.	3,100	27,681
Tamron Co., Ltd.	3,900	87,426
Token Corp.	2,750	127,023
Tomy Co., Ltd.	29,100	151,163
TSI Holdings Co., Ltd.	24,800	182,188
Wacoal Holdings Corp.	21,000	221,836
Yamaha Corp.	32,500	495,231

		5,147,277

Consumer Services 0.8%
Accordia Golf Co., Ltd.	13,100	163,412
Doutor Nichires Holdings Co., Ltd.	7,800	131,074
Dynam Japan Holdings Co., Ltd.	12,600	33,745
H.I.S. Co., Ltd.	7,200	226,066
McDonald’s Holdings Co., Ltd. (a)	12,733	320,483
MOS Food Services, Inc.	4,600	99,294
Plenus Co., Ltd.	5,700	132,915
Resorttrust, Inc.	6,200	128,051
Round One Corp.	18,800	109,382
Royal Holdings Co., Ltd.	7,100	116,209
Saint Marc Holdings Co., Ltd.	400	21,817
Saizeriya Co., Ltd.	10,400	139,686
Tokyo Dome Corp.	16,000	75,164
Yoshinoya Holdings Co., Ltd. (a)	14,300	193,684
Zensho Holdings Co., Ltd. (a)	14,000	140,470

		2,031,452

Diversified Financials 0.7%
Acom Co., Ltd. *	51,000	200,812
AEON Financial Service Co., Ltd.	8,400	191,438
Aiful Corp. *	39,100	210,067
Century Tokyo Leasing Corp.	3,500	112,385
Daiwa Securities Group, Inc.	41,000	344,235
Fuyo General Lease Co., Ltd.	500	20,079
Hitachi Capital Corp.	4,500	119,934
Jaccs Co., Ltd.	27,000	132,825
Mitsubishi UFJ Lease & Finance Co., Ltd.	32,100	179,796
Orient Corp. *	86,700	211,349
SBI Holdings, Inc.	16,500	192,499

		1,915,419

Energy 0.2%
Japan Petroleum Exploration Co.	6,500	245,839
San-Ai Oil Co., Ltd.	15,000	113,939
Shinko Plantech Co., Ltd.	13,200	99,343

		459,121

Food & Staples Retailing 1.5%
Ain Pharmaciez, Inc.	2,200	102,446
Arcs Co., Ltd.	14,200	299,973
Cawachi Ltd.	10,600	191,651
Cocokara fine, Inc.	8,000	218,809
Cosmos Pharmaceutical Corp.	900	110,292
FamilyMart Co., Ltd.	8,200	368,270
Heiwado Co., Ltd.	14,800	242,989
Kato Sangyo Co., Ltd.	14,400	320,116
Matsumotokiyoshi Holdings Co., Ltd.	11,100	364,500
Ministop Co., Ltd.	1,400	22,185
Mitsubishi Shokuhin Co., Ltd.	6,200	150,941
San-A Co., Ltd.	5,100	165,493
Sugi Holdings Co., Ltd.	5,700	244,353
Sundrug Co., Ltd.	5,200	233,457
Tsuruha Holdings, Inc.	6,400	367,389
Valor Co., Ltd.	20,900	340,595
Welcia Holdings Co., Ltd.	2,000	128,059
Yaoko Co., Ltd.	700	39,484
Yokohama Reito Co., Ltd.	18,200	153,256

		4,064,258

Food, Beverage & Tobacco 2.3%
Calbee, Inc.	7,100	210,850
Coca-Cola East Japan Co., Ltd.	10,100	269,952
Dydo Drinco, Inc.	3,200	141,303
Ezaki Glico Co., Ltd.	19,000	352,824
Fuji Oil Co., Ltd.	16,200	258,841
Hokuto Corp.	5,200	98,643
House Foods Group, Inc.	16,400	295,683
Ito En Ltd.	12,700	309,515
Itoham Foods, Inc.	64,000	281,373
J-Oil Mills, Inc.	42,000	133,420
Kagome Co., Ltd.	14,100	236,062
Kikkoman Corp.	23,000	503,723
Megmilk Snow Brand Co., Ltd.	24,100	312,164
Mitsui Sugar Co., Ltd.	23,000	88,072
Morinaga & Co., Ltd.	63,000	133,340
Morinaga Milk Industry Co., Ltd.	115,000	412,276
Nichirei Corp.	81,000	384,195
Nippon Flour Mills Co., Ltd.	44,000	222,528
Nippon Suisan Kaisha Ltd. *	90,400	260,376
Prima Meat Packers Ltd.	50,000	129,394
Sapporo Holdings Ltd.	76,000	326,457
Takara Holdings, Inc.	26,000	238,955
The Nisshin Oillio Group Ltd.	53,000	178,434
Warabeya Nichiyo Co., Ltd.	6,600	131,695
Yakult Honsha Co., Ltd.	7,000	369,871

		6,279,946

Health Care Equipment & Services 0.6%
Hogy Medical Co., Ltd.	400	22,340
Miraca Holdings, Inc.	7,400	342,471
Nichii Gakkan Co.	14,600	124,618
Nihon Kohden Corp.	4,600	226,017
Nikkiso Co., Ltd.	1,900	22,467

10

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nipro Corp. (a)	18,900	161,746
Paramount Bed Holdings Co., Ltd.	700	20,868
Ship Healthcare Holdings, Inc.	3,100	101,280
Sysmex Corp.	9,000	349,384
Toho Holdings Co., Ltd.	18,400	347,379

		1,718,570

Household & Personal Products 0.5%
Fancl Corp.	11,700	143,290
Kobayashi Pharmaceutical Co., Ltd.	3,900	241,766
Kose Corp.	5,100	212,133
Lion Corp.	40,000	232,718
Mandom Corp.	4,100	150,066
Pigeon Corp.	2,300	132,124
Pola Orbis Holdings, Inc.	3,800	157,788

		1,269,885

Insurance 0.1%
Sony Financial Holdings, Inc.	12,499	204,701

Materials 4.2%
ADEKA Corp.	22,200	306,055
Aichi Steel Corp.	36,000	142,598
Asahi Holdings, Inc.	11,100	191,303
Chugoku Marine Paints Ltd.	19,000	143,826
Daido Steel Co., Ltd.	53,000	247,670
Daio Paper Corp.	24,000	210,103
Dowa Holdings Co., Ltd.	40,000	372,199
Earth Chemical Co., Ltd.	3,100	120,071
FP Corp.	4,100	139,121
Fuji Seal International, Inc.	4,000	116,649
Fujimori Kogyo Co., Ltd.	700	24,952
Hitachi Metals Ltd.	23,990	390,110
Hokuetsu Kishu Paper Co., Ltd.	40,000	176,277
Ishihara Sangyo Kaisha Ltd. *	110,000	104,239
Kansai Paint Co., Ltd.	21,000	351,911
Konishi Co., Ltd.	1,200	25,935
Kureha Corp.	39,000	208,007
Kyoei Steel Ltd.	7,100	130,299
Lintec Corp.	13,500	275,441
Maruichi Steel Tube Ltd.	9,200	254,668
Mitsubishi Gas Chemical Co., Inc.	63,000	409,404
Mitsubishi Steel Mfg. Co., Ltd.	46,000	100,736
Nihon Parkerizing Co., Ltd.	6,500	143,480
Nippon Denko Co., Ltd.	43,000	136,270
Nippon Kayaku Co., Ltd.	22,000	278,880
Nippon Light Metal Holdings Co., Ltd.	52,600	89,159
Nippon Paint Co., Ltd.	13,000	299,541
Nippon Shokubai Co., Ltd.	28,000	358,909
Nippon Soda Co., Ltd.	27,000	147,328
Nissan Chemical Industries Ltd.	20,100	368,457
Nisshin Steel Holdings Co., Ltd.	5,400	72,915
Nittetsu Mining Co., Ltd.	24,000	103,254
NOF Corp.	28,000	195,219
Pacific Metals Co., Ltd. *	46,000	226,284
Rengo Co., Ltd.	65,000	296,939
Sakata INX Corp.	2,900	28,444
Sanyo Chemical Industries Ltd.	17,000	113,508
Sanyo Special Steel Co., Ltd.	33,000	148,269
Sumitomo Bakelite Co., Ltd.	62,000	246,011
Sumitomo Osaka Cement Co., Ltd.	70,000	251,640
The Nippon Synthetic Chemical Industry Co., Ltd.	3,000	23,239
Toagosei Co., Ltd.	64,000	269,647
Toho Zinc Co., Ltd.	38,000	179,530
Tokai Carbon Co., Ltd.	64,000	183,081
Tokuyama Corp.	117,000	400,685
Tokyo Ohka Kogyo Co., Ltd.	7,500	179,546
Tokyo Steel Manufacturing Co., Ltd.	50,500	302,947
Topy Industries Ltd.	87,000	180,502
Toyo Ink SC Holdings Co., Ltd.	48,000	227,388
Toyo Kohan Co., Ltd.	20,000	115,960
Toyobo Co., Ltd.	205,000	331,804
UACJ Corp.	38,300	151,302
Yamato Kogyo Co., Ltd.	6,700	217,784
Yodogawa Steel Works Ltd.	42,000	187,430
Zeon Corp.	27,000	266,665

		11,163,591

Media 0.6%
Asatsu-DK, Inc.	12,300	314,391
Avex Group Holdings, Inc.	5,300	90,499
CyberAgent, Inc.	2,800	93,860
Daiichikosho Co., Ltd.	7,900	234,344
Kadokawa Corp. (a)	3,800	106,394
SKY Perfect JSAT Holdings, Inc.	37,300	221,183
Toei Co., Ltd.	4,000	21,149
Toho Co., Ltd.	13,000	315,329
Tokyo Broadcasting System Holdings, Inc.	8,700	100,649
TV Asahi Holdings Corp.	4,500	79,550
Zenrin Co., Ltd.	8,900	103,920

		1,681,268

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Hisamitsu Pharmaceutical Co., Inc.	6,400	254,936
Kaken Pharmaceutical Co., Ltd.	10,000	223,438
Kissei Pharmaceutical Co., Ltd.	4,800	114,203
KYORIN Holdings, Inc.	6,100	125,688
Mochida Pharmaceutical Co., Ltd.	2,500	170,593
Nichi-iko Pharmaceutical Co., Ltd.	1,600	23,365
Nippon Shinyaku Co., Ltd.	5,000	142,768
Rohto Pharmaceutical Co., Ltd.	12,200	188,800
Santen Pharmaceutical Co., Ltd.	7,200	424,446
Sawai Pharmaceutical Co., Ltd.	1,800	102,015
Sumitomo Dainippon Pharma Co., Ltd.	17,600	215,162
Tsumura & Co.	8,400	201,951

		2,187,365

Real Estate 1.2%
Advance Residence Investment Corp.	78	185,733
Aeon Mall Co., Ltd.	6,330	148,334
Frontier Real Estate Investment Corp.	5	27,497
Japan Excellent, Inc.	80	106,930
Japan Prime Realty Investment Corp.	45	155,684

 11

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Japan Real Estate Investment Corp.	57	320,394
Japan Retail Fund Investment Corp.	136	299,689
Kenedix Office Investment Corp.	26	141,194
Leopalace21 Corp. *	40,800	181,635
MID REIT, Inc.	9	20,971
Mori Trust Sogo Reit, Inc.	15	25,632
Nippon Accommodations Fund, Inc.	6	22,875
Nippon Building Fund, Inc.	68	381,767
Nomura Real Estate Holdings, Inc.	16,300	302,855
Nomura Real Estate Office Fund, Inc.	39	184,412
NTT Urban Development Corp.	10,000	108,946
Orix J-REIT, Inc.	108	148,554
Relo Holdings, Inc.	400	27,141
Tokyo Tatemono Co., Ltd.	25,000	213,521
Top REIT, Inc.	4	17,586
United Urban Investment Corp.	109	175,039

		3,196,389

Retailing 2.3%
ABC-Mart, Inc.	2,300	124,209
Adastria Holdings Co., Ltd.	4,490	101,441
Alpen Co., Ltd.	5,400	90,406
AOKI Holdings, Inc.	2,100	27,469
Aoyama Trading Co., Ltd.	13,500	344,008
Arcland Sakamoto Co., Ltd.	5,300	117,377
ASKUL Corp.	1,100	30,358
Autobacs Seven Co., Ltd.	22,600	369,795
Bic Camera, Inc. (a)	30,000	260,068
Canon Marketing Japan, Inc.	24,200	493,064
Chiyoda Co., Ltd.	7,800	172,412
DCM Holdings Co., Ltd.	53,000	354,329
Don Quijote Holdings Co., Ltd.	5,800	313,397
Doshisha Co., Ltd.	7,000	128,913
Geo Holdings Corp.	25,100	213,035
Gulliver International Co., Ltd.	13,900	127,439
H2O Retailing Corp.	41,000	339,698
Happinet Corp.	3,200	55,936
Hikari Tsushin, Inc.	2,100	153,748
Izumi Co., Ltd.	6,600	201,722
Kohnan Shoji Co., Ltd.	19,900	205,809
Komeri Co., Ltd.	8,900	207,969
Rakuten, Inc.	18,960	249,001
Ryohin Keikaku Co., Ltd.	3,200	386,210
Sanrio Co., Ltd.	1,200	34,586
The Daiei, Inc. *	109,150	312,707
United Arrows Ltd.	2,400	93,992
USS Co., Ltd.	18,700	326,680
Xebio Co., Ltd.	11,300	201,954

		6,037,732

Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	23,100	257,900
Dainippon Screen Manufacturing Co., Ltd.	33,000	152,090
Disco Corp.	2,500	161,459
Sanken Electric Co., Ltd.	17,000	137,593
Shinko Electric Industries Co., Ltd.	19,300	171,579
Sumco Corp.	33,800	311,154
Tokyo Seimitsu Co., Ltd.	4,900	86,899
Ulvac, Inc. *	11,100	220,909

		1,499,583

Software & Services 1.6%
Capcom Co., Ltd.	8,500	155,253
Dena Co., Ltd.	16,286	210,044
DTS Corp.	5,900	116,132
Fuji Soft, Inc.	5,900	131,450
Gree, Inc. *(a)	14,100	111,321
Internet Initiative Japan, Inc.	800	17,557
IT Holdings Corp.	27,500	501,999
Itochu Techno-Solutions Corp.	5,900	263,859
NEC Networks & System Integration Corp.	7,900	193,504
NET One Systems Co., Ltd.	34,800	230,045
Nexon Co., Ltd.	9,461	91,277
Nihon Unisys Ltd.	18,000	162,940
Nomura Research Institute Ltd.	13,400	421,902
NS Solutions Corp.	4,300	124,126
NSD Co., Ltd.	7,300	100,589
Obic Co., Ltd.	4,600	163,297
Otsuka Corp.	8,500	387,288
SCSK Corp.	3,976	109,955
Square Enix Holdings Co., Ltd.	10,600	216,377
Transcosmos, Inc.	5,500	117,320
Trend Micro, Inc.	8,600	306,138
Yahoo Japan Corp.	56,400	255,195

		4,387,568

Technology Hardware & Equipment 2.7%
Alps Electric Co., Ltd.	39,200	544,098
Amano Corp.	14,600	169,716
Anritsu Corp.	11,200	106,728
Azbil Corp.	14,400	362,328
Canon Electronics, Inc.	5,900	113,056
Citizen Holdings Co., Ltd.	48,200	383,233
Daiwabo Holdings Co., Ltd.	80,000	152,680
Eizo Corp.	5,050	128,135
Hamamatsu Photonics K.K.	6,100	286,740
Hirose Electric Co., Ltd.	2,800	393,521
Hitachi High-Technologies Corp.	19,600	525,766
Hitachi Kokusai Electric, Inc.	7,000	93,875
Horiba Ltd.	6,100	212,785
Hosiden Corp.	68,600	411,697
Japan Aviation Electronics Industry Ltd.	11,000	226,347
Macnica, Inc.	3,900	128,026
Melco Holdings, Inc.	6,400	138,117
Mitsumi Electric Co., Ltd.	51,600	383,972
Nichicon Corp.	13,000	101,322
Nippon Chemi-Con Corp. *	34,000	88,327
Oki Electric Industry Co., Ltd.	63,000	139,803
Riso Kagaku Corp.	4,800	140,232
Ryosan Co., Ltd.	15,300	327,411
Ryoyo Electro Corp.	2,900	32,150
Shimadzu Corp.	36,000	344,580
Siix Corp.	1,400	25,934
Taiyo Yuden Co., Ltd.	23,500	250,631
The Nippon Signal Co., Ltd.	12,400	116,151
Toshiba TEC Corp.	33,000	216,455
Wacom Co., Ltd.	4,100	18,798

12

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yaskawa Electric Corp.	21,700	282,811
Yokogawa Electric Corp.	24,800	312,358

		7,157,783

Transportation 1.5%
Fukuyama Transporting Co., Ltd.	32,000	179,399
Hitachi Transport System Ltd.	14,100	213,351
Japan Airport Terminal Co., Ltd.	5,500	186,175
Keikyu Corp.	36,000	317,158
Keio Corp.	64,000	510,473
Keisei Electric Railway Co., Ltd.	27,000	276,790
Kintetsu World Express, Inc.	5,000	213,135
Konoike Transport Co., Ltd.	1,500	30,861
Mitsubishi Logistics Corp.	14,000	212,264
Mitsui-Soko Co., Ltd.	21,000	92,478
Nankai Electric Railway Co., Ltd.	65,000	308,072
Nippon Konpo Unyu Soko Co., Ltd.	11,700	200,502
Nishi-Nippon Railroad Co., Ltd.	61,000	245,283
Sankyu, Inc.	91,000	443,104
Senko Co., Ltd.	26,000	133,587
Sotetsu Holdings, Inc.	50,000	198,444
The Sumitomo Warehouse Co., Ltd.	23,000	129,731

		3,890,807

Utilities 0.1%
The Okinawa Electric Power Co., Inc.	6,700	214,840

		99,679,112

Luxembourg 0.4%

Banks 0.0%
Espirito Santo Financial Group S.A. *(a)(b)(c)	69,773	55,357

Commercial & Professional Supplies 0.1%
Regus plc	55,717	162,930

Consumer Durables & Apparel 0.1%
Samsonite International S.A.	65,700	203,599

Household & Personal Products 0.1%
Oriflame Cosmetics S.A. SDR (a)	8,928	193,620

Materials 0.1%
Ternium S.A. ADR	11,816	314,306

Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	5,946	83,303

Telecommunication Services 0.0%
Colt Group S.A. *	19,665	48,141

		1,061,256

Netherlands 2.0%

Capital Goods 0.5%
Aalberts Industries N.V.	10,428	318,172
AerCap Holdings N.V. *	7,869	343,325
Arcadis N.V.	6,586	205,848
Heijmans N.V. CVA	1,200	17,029
Royal Imtech N.V. *(a)	183,225	144,692
Sensata Technologies Holding N.V. *	4,006	185,237
TKH Group N.V.	4,677	147,015

		1,361,318

Commercial & Professional Supplies 0.1%
USG People N.V.	29,081	401,678

Consumer Durables & Apparel 0.1%
TomTom N.V. *	19,882	144,531

Diversified Financials 0.0%
BinckBank N.V.	8,096	91,684

Energy 0.3%
Core Laboratories N.V.	1,056	154,630
Koninklijke Vopak N.V.	4,897	226,682
SBM Offshore N.V. *	22,640	303,995

		685,307

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	1,455	58,158
X5 Retail Group N.V. - Reg’d GDR *	15,085	289,527

		347,685

Food, Beverage & Tobacco 0.2%
Corbion N.V.	19,988	380,425
Koninklijke Wessanen N.V.	31,032	180,735

		561,160

Materials 0.1%
Koninklijke Ten Cate N.V.	6,896	177,694

Real Estate 0.4%
Corio N.V.	8,545	453,965
Eurocommercial Properties N.V.	3,050	152,386
Vastned Retail N.V.	3,086	157,276
Wereldhave N.V.	2,493	221,896

		985,523

Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	5,252	199,709
NXP Semiconductor N.V. *	4,777	297,846

		497,555

Software & Services 0.0%
Yandex N.V., Class A *	900	27,252

		5,281,387

New Zealand 0.6%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	66,708	212,418

Energy 0.0%
Z Energy Ltd.	8,904	28,888

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	36,872	148,783

Materials 0.0%
Nuplex Industries Ltd.	55,557	139,494

Media 0.1%
SKY Network Television Ltd.	41,355	236,259

Real Estate 0.0%
Kiwi Income Property Trust	89,696	89,531

 13

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Chorus Ltd.	128,010	190,303

Transportation 0.1%
Air New Zealand Ltd.	75,721	126,928
Auckland International Airport Ltd.	39,348	127,209
Mainfreight Ltd.	8,788	110,745

		364,882

Utilities 0.1%
Contact Energy Ltd.	39,828	187,029
Infratil Ltd.	59,968	126,658
Mighty River Power Ltd.	15,239	30,681

		344,368

		1,754,926

Norway 1.1%

Banks 0.1%
Sparebank 1 Nord Norge	4,078	22,445
SpareBank 1 SMN	13,075	110,808
SpareBank 1 SR Bank A.S.A.	14,194	130,133

		263,386

Capital Goods 0.0%
Vard Holdings Ltd. *	114,000	98,736

Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	12,499	103,888

Energy 0.2%
Fred Olsen Energy A.S.A.	6,282	142,571
Kvaerner A.S.A.	55,539	96,553
TGS Nopec Geophysical Co. A.S.A.	12,206	346,182

		585,306

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	17,042	114,673
Cermaq A.S.A.	10,885	137,657
Leroy Seafood Group A.S.A.	3,151	114,211

		366,541

Insurance 0.2%
Gjensidige Forsikring A.S.A.	18,411	356,133
Storebrand A.S.A. *	31,789	176,623

		532,756

Materials 0.0%
Borregaard A.S.A.	2,932	19,715

Media 0.1%
Schibsted A.S.A.	4,278	206,524

Semiconductors & Semiconductor Equipment 0.2%
REC Silicon A.S.A. *	763,303	419,727

Software & Services 0.1%
Atea A.S.A.	17,847	209,812

Transportation 0.1%
Golden Ocean Group Ltd.	74,159	113,241

		2,919,632

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d *	59,259	119,339
Banco Espirito Santo S.A. - Reg’d *	320,558	86,043

		205,382

Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	3,426	21,368

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	18,652	243,804
Sonae	185,884	279,337

		523,141

Materials 0.0%
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	2,986	43,863

Media 0.1%
NOS SGPS	16,623	99,076

Utilities 0.0%
Redes Energeticas Nacionais SGPS, S.A.	25,603	90,235

		983,065

Republic of Korea 0.0%

Automobiles & Components 0.0%
Zyle Motor Sales Corp. *(b)(c)	2,480	—

Capital Goods 0.0%
Daewoo Industrial Development Co., Ltd. *(b)(c)	1,773	—

		—

Singapore 1.9%

Capital Goods 0.4%
Cosco Corp., (Singapore) Ltd. (a)	219,431	125,277
Sembcorp Marine Ltd.	105,096	347,826
Singapore Technologies Engineering Ltd.	125,000	379,619
United Engineers Ltd.	62,000	118,960

		971,682

Consumer Services 0.1%
Genting Singapore plc	159,000	169,540

Diversified Financials 0.1%
Singapore Exchange Ltd.	42,000	236,939

Energy 0.0%
Sakari Resources Ltd *(b)(c)	18,000	—

Food & Staples Retailing 0.1%
Olam International Ltd. (a)	140,704	278,588

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	869,000	370,969

Real Estate 0.7%
Ascendas REIT	99,000	184,719
CapitaCommercial Trust	98,302	131,095
CapitaLand Ltd.	179,000	493,270
CapitaMall Trust	121,000	190,645

14

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
City Developments Ltd.	46,000	388,508
Global Logistic Properties Ltd.	51,000	113,535
Keppel Land Ltd.	52,000	151,237
Suntec REIT	98,000	140,429
UOL Group Ltd.	38,000	201,324

		1,994,762

Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	2,000	27,240

Telecommunication Services 0.1%
M1 Ltd.	39,000	116,855
StarHub Ltd.	50,000	170,338

		287,193

Transportation 0.3%
Neptune Orient Lines Ltd. *(a)	315,000	239,333
SATS Ltd.	84,749	203,796
Singapore Post Ltd.	124,000	174,942
SMRT Corp., Ltd.	117,000	148,185

		766,256

		5,103,169

Spain 2.2%

Banks 0.5%
Bankia S.A. *	434,072	850,374
Bankinter S.A.	53,264	459,915
Caja de Ahorros del Mediterraneo *(b)(c)	5,382	—
Liberbank S.A. *	24,569	21,011

		1,331,300

Capital Goods 0.7%
Abengoa S.A.	3,318	19,123
Abengoa S.A., B Shares	98,605	524,228
Construcciones y Auxiliar de Ferrocarriles S.A.	233	96,766
Duro Felguera S.A.	3,959	24,798
Gamesa Corp. Tecnologica S.A. *	43,642	546,495
Obrascon Huarte Lain S.A.	5,255	198,355
Sacyr S.A. *	28,845	162,604
Zardoya Otis S.A.	16,693	255,323

		1,827,692

Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg’d	23,266	156,960

Consumer Services 0.0%
Melia Hotels International S.A.	1,789	20,752
NH Hotel Group S.A. *	3,511	18,984

		39,736

Diversified Financials 0.1%
Bolsas y Mercados Espanoles S.A.	6,115	277,823

Energy 0.1%
Tecnicas Reunidas S.A.	3,073	172,740

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	12,434	254,101
Pescanova S.A. *(b)(c)	1,125	—
Viscofan S.A.	4,307	241,334

		495,435

Insurance 0.0%
Grupo Catalana Occidente S.A.	3,617	126,780

Materials 0.1%
Acerinox S.A.	26,045	433,437
Vidrala S.A.	495	24,021

		457,458

Media 0.2%
Atresmedia Corp de Medios de Comunicaion S.A.	6,808	99,761
Mediaset Espana Comunicacion S.A. *	25,760	300,455
Promotora de Informaciones S.A., Class A *	163,726	74,979

		475,195

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A. *	6,537	99,921
Grifols S.A.	3,059	138,077
Grifols S.A., Class B	2,481	92,379

		330,377

Software & Services 0.1%
Indra Sistemas S.A.	21,143	326,996

		6,018,492

Sweden 2.1%

Capital Goods 0.4%
B&B Tools AB, B Shares	1,391	32,353
Haldex AB	10,007	132,011
Indutrade AB	2,934	130,620
Lindab International AB *	9,105	85,780
Nibe Industrier AB, B Shares	4,407	117,982
Peab AB	44,021	310,304
Saab AB, Class B	9,540	260,753

		1,069,803

Commercial & Professional Supplies 0.2%
AF AB, B Shares	1,319	22,059
Intrum Justitia AB	5,309	162,456
Loomis AB, Class B	9,023	268,127

		452,642

Consumer Durables & Apparel 0.1%
JM AB	10,047	317,893
Nobia AB	15,203	116,256

		434,149

Consumer Services 0.0%
Betsson AB *	794	27,545

Diversified Financials 0.2%
Lundbergforetagen AB, B Shares	3,898	174,687
Ratos AB, B Shares	43,609	355,794

		530,481

Energy 0.1%
Lundin Petroleum AB *	8,326	149,233

Food & Staples Retailing 0.1%
Axfood AB	3,269	166,620

Food, Beverage & Tobacco 0.0%
AAK AB	1,619	92,231

 15

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.1%
Elekta AB, B Shares (a)	14,794	181,276

Materials 0.2%
BillerudKorsnas AB	14,651	216,438
Hexpol AB	1,362	114,417
Holmen AB, B Shares	10,191	343,209

		674,064

Media 0.1%
Eniro AB *	18,229	58,612
Modern Times Group AB, B Shares	6,950	270,743

		329,355

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	23,130	372,929

Real Estate 0.2%
Castellum AB	10,642	178,566
Fabege AB	11,508	157,429
Kungsleden AB	19,307	135,481

		471,476

Retailing 0.1%
Bilia AB, A Shares	5,192	140,794
Clas Ohlson AB, B Shares	5,098	96,998

		237,792

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	10,075	312,436

Transportation 0.1%
SAS AB *(a)	74,590	136,582

		5,638,614

Switzerland 3.1%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	239	127,279
Valiant Holding AG - Reg’d	1,546	146,987

		274,266

Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg’d *	3,716	100,358
Belimo Holding AG - Reg’d	33	87,370
Bucher Industries AG - Reg’d	569	171,060
Daetwyler Holding AG	681	95,359
Georg Fischer AG - Reg’d *	596	393,853
Implenia AG - Reg’d *	1,585	93,399
Meyer Burger Technology AG *	9,461	111,251
OC Oerlikon Corp. AG - Reg’d *	13,892	187,477
Rieter Holding AG - Reg’d *	568	131,616
Sulzer AG - Reg’d	2,909	384,666

		1,756,409

Commercial & Professional Supplies 0.2%
DKSH Holding Ltd.	2,383	171,956
Gategroup Holding AG *	6,502	164,528
Kaba Holding AG - Reg’d, Series B *	299	144,667

		481,151

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	145	141,769

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	621	210,474

Diversified Financials 0.4%
GAM Holding AG *	23,417	423,891
Julius Baer Group Ltd. *	9,357	396,944
Partners Group Holding AG	601	150,656

		971,491

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	153	188,133
Emmi AG - Reg’d *	424	146,096

		334,229

Health Care Equipment & Services 0.3%
Nobel Biocare Holding AG - Reg’d *	15,421	270,650
Sonova Holding AG - Reg’d	2,229	345,839
Straumann Holding AG - Reg’d	551	130,016

		746,505

Insurance 0.1%
Helvetia Holding AG - Reg’d	602	293,335

Materials 0.2%
EMS-Chemie Holding AG - Reg’d	551	237,422
Ferrexpo plc	10,845	24,501
Schmolz & Bickenbach AG - Reg’d *	147,199	222,448

		484,371

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. - Reg’d *	4,464	536,152
Galenica AG - Reg’d	334	300,738

		836,890

Real Estate 0.1%
Allreal Holding AG - Reg’d *	780	106,805
Swiss Prime Site AG - Reg’d *	2,518	199,817

		306,622

Retailing 0.2%
Dufry AG - Reg’d *	1,303	223,141
Valora Holding AG - Reg’d *	833	201,353

		424,494

Software & Services 0.0%
Temenos Group AG - Reg’d *	3,216	114,963

Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR	1,205	20,453
Logitech International S.A. - Reg’d	26,636	390,666

		411,119

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	298	185,473
Panalpina Welttransport Holding AG - Reg’d	2,132	290,269

		475,742

Utilities 0.0%
Alpiq Holding AG - Reg’d *	260	27,287

		8,291,117

16

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 12.6%

Banks 0.0%
The Paragon Group of Cos. plc	14,195	82,438

Capital Goods 1.7%
Ashtead Group plc	29,358	440,389
Bodycote plc	21,574	252,146
Brammer plc	2,644	19,172
Chemring Group plc	45,373	155,313
Fenner plc	21,151	121,589
Galliford Try plc	12,089	258,957
HellermannTyton Group plc	4,670	24,539
Interserve plc	23,762	254,895
Keller Group plc	14,539	212,603
Kentz Corp., Ltd.	1,873	29,345
Kier Group plc	6,670	196,841
Lavendon Group plc	28,705	102,741
Melrose Industries plc	54,608	241,880
Morgan Advanced Materials plc	42,152	223,459
Morgan Sindall Group plc	15,375	207,531
QinetiQ Group plc	108,485	378,069
Rotork plc	4,501	209,480
Senior plc	33,754	149,345
Speedy Hire plc	127,855	113,669
Spirax-Sarco Engineering plc	5,409	247,795
Ultra Electronics Holdings plc	6,432	191,740
Vesuvius plc	65,526	512,913

		4,544,411

Commercial & Professional Supplies 1.1%
Berendsen plc	24,425	430,784
Cape plc	31,084	149,041
De La Rue plc	24,222	297,905
HomeServe plc	36,000	181,881
Intertek Group plc	7,817	337,500
Mears Group plc	11,604	91,098
Michael Page International plc	42,516	305,527
Mitie Group plc	60,607	311,178
PayPoint plc	1,208	21,394
Rentokil Initial plc	198,281	395,376
RPS Group plc	30,500	131,565
Shanks Group plc	95,175	172,904
WS Atkins plc	9,068	203,321

		3,029,474

Consumer Durables & Apparel 0.6%
Bellway plc	14,899	378,180
Berkeley Group Holdings plc	6,618	272,444
Bovis Homes Group plc	9,890	127,077
Crest Nicholson Holdings plc	4,402	26,131
Guinness Peat Group plc *	460,579	265,037
Persimmon plc *	29,139	613,711
The Vitec Group plc	2,257	21,529

		1,704,109

Consumer Services 0.9%
Betfair Group plc	7,725	136,160
Bwin.Party Digital Entertainment plc	17,738	25,586
Dignity plc	961	22,406
Enterprise Inns plc *	180,734	380,960
Greene King plc	27,216	378,454
J.D. Wetherspoon plc	14,194	178,170
Ladbrokes plc	163,440	362,592
Marston’s plc	109,897	266,434
Merlin Entertainments plc *	3,581	21,414
Mitchells & Butlers plc *	48,583	305,872
Spirit Pub Co. plc	98,019	120,804
The Restaurant Group plc	16,137	167,201

		2,366,053

Diversified Financials 1.5%
Aberdeen Asset Management plc	44,767	310,791
Ashmore Group plc	27,503	163,509
Brewin Dolphin Holdings plc	4,092	20,691
Close Brothers Group plc	12,798	273,500
Hargreaves Lansdown plc	1,139	19,637
Henderson Group plc	88,388	361,317
IG Group Holdings plc	31,862	327,320
Intermediate Capital Group plc	40,760	276,132
International Personal Finance plc	24,434	227,060
Investec plc	53,399	461,871
Jupiter Fund Management plc	23,738	152,674
London Stock Exchange Group plc	14,498	472,909
Provident Financial plc	12,774	456,954
Schroders plc	5,626	226,049
Tullett Prebon plc	37,480	156,195

		3,906,609

Energy 0.3%
Afren plc *	15,347	28,449
EnQuest plc *	73,437	167,750
Hargreaves Services plc	6,411	85,851
Hunting plc	13,048	190,990
Premier Oil plc	37,506	203,264

		676,304

Food & Staples Retailing 0.1%
Greggs plc	29,752	262,184

Food, Beverage & Tobacco 0.3%
Britvic plc	16,192	191,340
Cranswick plc	9,645	205,663
Dairy Crest Group plc	36,430	257,830
Devro plc	7,515	32,353
Greencore Group plc	37,318	166,520
Premier Foods plc *	69,497	49,279

		902,985

Health Care Equipment & Services 0.1%
Synergy Health plc	5,628	129,172

Household & Personal Products 0.1%
PZ Cussons plc	28,394	168,884

Insurance 0.9%
Admiral Group plc	17,251	423,283
Beazley plc	47,714	195,962
Catlin Group Ltd.	50,800	431,017
Hiscox Ltd.	34,156	388,954
Jardine Lloyd Thompson Group plc	9,597	166,401
Lancashire Holdings Ltd.	35,417	366,241
Phoenix Group Holdings	28,660	338,127
St. James’s Place plc	2,733	33,405

		2,343,390

 17

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.9%
African Barrick Gold plc	31,584	139,408
Alent plc	24,158	136,429
Croda International plc	7,863	278,910
DS Smith plc	85,363	376,433
Elementis plc	32,412	147,248
Essentra plc	12,579	162,982
Evraz plc	260,873	420,710
Polyus Gold International Ltd. *	6,979	21,827
Randgold Resources Ltd.	2,997	258,062
RPC Group plc	18,556	183,113
Synthomer plc	21,574	77,293
Victrex plc	4,710	127,034

		2,329,449

Media 0.3%
Daily Mail & General Trust plc	11,348	159,987
Trinity Mirror plc *	107,374	358,933
UBM plc	37,414	389,937

		908,857

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	4,497	79,402
Hikma Pharmaceuticals plc	5,157	156,264

		235,666

Real Estate 0.8%
Derwent London plc	2,917	131,363
Hammerson plc	48,769	493,148
Intu Properties plc	61,879	341,990
Mapeley Ltd. *(b)(c)	2,199	—
Savills plc	15,568	155,861
Segro plc	69,331	417,602
Shaftesbury plc	1,912	21,773
The British Land Co., plc	50,516	597,644

		2,159,381

Retailing 0.9%
Carphone Warehouse Group plc	18,078	101,870
Debenhams plc	296,886	329,995
Dixons Retail plc *	666,841	579,739
Dunelm Group plc	1,489	20,903
Halfords Group plc	43,292	349,345
Howden Joinery Group plc	22,884	130,665
John Menzies plc	10,646	120,423
Lookers plc	58,746	131,662
N Brown Group plc	15,308	111,233
Pendragon plc	136,702	72,700
Sports Direct International plc *	9,668	108,633
WH Smith plc	20,097	382,457

		2,439,625

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	17,826	253,779
CSR plc	15,053	133,887

		387,666

Software & Services 0.2%
AVEVA Group plc	2,525	85,198
Fidessa Group plc	2,726	95,958
Micro Focus International plc	12,469	178,435
Moneysupermarket.com Group plc	8,171	25,569
Playtech plc	2,345	24,240
Telecity Group plc	1,845	24,676
Xchanging plc	46,586	138,383

		572,459

Technology Hardware & Equipment 0.7%
Domino Printing Sciences plc	10,337	107,417
Electrocomponents plc	76,415	305,825
Halma plc	24,862	235,679
Laird plc	50,892	247,244
Pace plc	29,043	156,166
Premier Farnell plc	49,899	151,672
Spectris plc	8,670	278,881
Spirent Communications plc	104,155	180,944
TT Electronics plc	35,582	111,135

		1,774,963

Telecommunication Services 0.2%
Jazztel plc *	1,593	21,405
KCOM Group plc	64,409	109,285
TalkTalk Telecom Group plc	57,895	307,405

		438,095

Transportation 0.8%
BBA Aviation plc	60,692	325,579
easyJet plc	14,479	315,573
Go-Ahead Group plc	7,249	268,858
National Express Group plc	105,195	463,403
Northgate plc	41,327	343,277
Royal Mail plc	9,581	67,262
Stagecoach Group plc	39,378	235,451
Stobart Group Ltd.	43,187	91,870
Stolt-Nielsen Ltd.	5,299	120,383

		2,231,656

		33,593,830

Total Common Stock
(Cost $229,884,664)		262,497,952

Preferred Stock 0.4% of net assets

Germany 0.3%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	4,016	375,372

Capital Goods 0.1%
Jungheinrich AG	2,064	125,693

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	907	81,968

Materials 0.1%
Fuchs Petrolub SE	5,614	225,301

		808,334

Italy 0.1%

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	42,333	214,442

18

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Sweden 0.0%

Transportation 0.0%
SAS AB	704	45,721

Total Preferred Stock
(Cost $937,392)		1,068,497

Other Investment Company 1.1% of net assets

United States 1.1%
iShares MSCI EAFE Small Cap ETF	60,000	3,070,200

Total Other Investment Company
(Cost $3,001,638)		3,070,200

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.3% of net assets

Time Deposits 0.2%
Brown Brothers Harriman
Danish Krone
0.00%, 08/01/14	21,027	3,776
Hong Kong Dollar
0.01%, 08/01/14	30,668	3,957
Japanese Yen
0.01%, 08/01/14	284,932	2,770
Singapore Dollar
0.01%, 08/01/14	1,599	1,281
Swedish Krona
0.05%, 08/01/14	75,460	10,939
Pound Sterling
0.08%, 08/01/14	4,946	8,351
Canadian Dollar
0.25%, 08/01/14	21,791	19,985
Australian Dollar
1.53%, 08/01/14	10,970	10,194
DNB
US Dollar
0.03%, 08/01/14	251,064	251,064
Nordea Bank Norge
Norwegian Krone
0.35%, 08/01/14	126,751	20,163
Wells Fargo
Euro
0.00%, 08/01/14	18,504	24,778

		357,258

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 09/18/14 (d)(e)	50,000	49,999
0.02%, 09/18/14 (d)(e)	176,000	175,997

		225,996

Total Short-Term Investments
(Cost $583,254)		583,254

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.2% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	5,997,562	5,997,562

Total Collateral Invested for Securities on Loan
(Cost $5,997,562)		5,997,562

End of Collateral Invested for Securities on Loan.

At 07/31/14, the tax basis cost of the fund’s investments was $235,173,893 and the unrealized appreciation and depreciation were $37,721,759 and ($5,675,749), respectively, with a net unrealized appreciation of $32,046,010.

At 07/31/14, the values of certain foreign securities held by the fund aggregating $219,353,768 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,506,076.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $184,388 or 0.1% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
SDR —	Swedish Depositary Receipt

 19

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini Long, expires 09/19/14	1	95,760	(2,169)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

20

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$99,679,112	$—	$99,679,112
Australia[1]	—	11,886,768	—	11,886,768
Consumer Durables & Apparel	39,885	163,174	—	203,059
Food, Beverage & Tobacco	379,946	647,896	—	1,027,842
Materials	25,229	2,351,290	—	2,376,519

 21

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Austria[1]	$—	$260,785	$—	$260,785
Capital Goods	147,223	405,824	—	553,047
Energy	92,257	—	—	92,257
Materials	217,007	—	—	217,007
Real Estate	250,501	—	—	250,501
Transportation	328,698	—	—	328,698
Utilities	107,896	—	—	107,896
Belgium[1]	—	1,985,181	—	1,985,181
Diversified Financials	125,527	522,799	—	648,326
Health Care Equipment & Services	78,766	20,450	—	99,216
Real Estate	281,768	—	—	281,768
Retailing	343,578	—	—	343,578
Transportation	50,921	—	—	50,921
Canada[1]	22,870,132	—	—	22,870,132
Denmark[1]	—	3,356,869	—	3,356,869
Pharmaceuticals, Biotechnology & Life Sciences	213,415	—	—	213,415
Finland[1]	—	2,858,087	—	2,858,087
Capital Goods	203,184	822,270	—	1,025,454
Commercial & Professional Supplies	39,742	—	—	39,742
Media	376,851	—	—	376,851
France[1]	—	5,122,800	—	5,122,800
Consumer Durables & Apparel	25,500	312,011	—	337,511
Consumer Services	207,773	—	—	207,773
Food, Beverage & Tobacco	232,012	—	—	232,012
Health Care Equipment & Services	163,579	136,874	—	300,453
Materials	396,414	428,815	—	825,229
Media	365,572	1,073,594	—	1,439,166
Real Estate	976,939	954,658	—	1,931,597
Retailing	30,669	—	—	30,669
Telecommunication Services	246,329	—	—	246,329
Transportation	23,803	1,085,805	—	1,109,608
Germany[1]	—	8,274,485	—	8,274,485
Materials	463,139	562,316	—	1,025,455
Hong Kong[1]	—	5,919,505	—	5,919,505
Banks	—	335,934	129,031	464,965
Capital Goods	166,450	—	—	166,450
Food & Staples Retailing	173,178	—	—	173,178
Media	169,060	—	—	169,060
Technology Hardware & Equipment	300,691	—	—	300,691
Telecommunication Services	120,309	—	—	120,309

22

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Ireland[1]	$—	$363,299	$—	$363,299
Capital Goods	284,031	1,122,156	—	1,406,187
Food & Staples Retailing	21,050	—	—	21,050
Food, Beverage & Tobacco	226,922	175,770	—	402,692
Health Care Equipment & Services	253,323	—	—	253,323
Pharmaceuticals, Biotechnology & Life Sciences	46,620	—	—	46,620
Transportation	23,285	75,748	—	99,033
Israel[1]	—	2,750,203	—	2,750,203
Software & Services	445,227	127,058	—	572,285
Italy[1]	—	4,027,716	—	4,027,716
Capital Goods	78,280	331,781	—	410,061
Energy	330,131	261,355	—	591,486
Food, Beverage & Tobacco	208,821	157,199	—	366,020
Utilities	524,732	487,481	—	1,012,213
Luxembourg[1]	—	366,529	—	366,529
Banks	—	—	55,357	55,357
Household & Personal Products	193,620	—	—	193,620
Materials	314,306	—	—	314,306
Semiconductors & Semiconductor Equipment	83,303	—	—	83,303
Telecommunication Services	48,141	—	—	48,141
Netherlands[1]	—	1,376,747	—	1,376,747
Capital Goods	528,562	832,756	—	1,361,318
Energy	154,630	530,677	—	685,307
Food & Staples Retailing	58,158	289,527	—	347,685
Real Estate	157,276	828,247	—	985,523
Semiconductors & Semiconductor Equipment	297,846	199,709	—	497,555
Software & Services	27,252	—	—	27,252
New Zealand[1]	—	981,941	—	981,941
Health Care Equipment & Services	148,783	—	—	148,783
Real Estate	89,531	—	—	89,531
Telecommunication Services	190,303	—	—	190,303
Utilities	30,681	313,687	—	344,368
Norway[1]	—	1,653,061	—	1,653,061
Banks	22,445	240,941	—	263,386
Commercial & Professional Supplies	103,888	—	—	103,888
Food, Beverage & Tobacco	137,657	228,884	—	366,541
Insurance	356,133	176,623	—	532,756
Portugal[1]	—	848,967	—	848,967
Materials	43,863	—	—	43,863
Utilities	90,235	—	—	90,235

 23

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Singapore[1]	$—	$4,031,085	$—	$4,031,085
Energy	—	—	—	—
Food & Staples Retailing	278,588	—	—	278,588
Semiconductors & Semiconductor Equipment	27,240	—	—	27,240
Transportation	323,127	443,129	—	766,256
Spain[1]	—	5,085,839	—	5,085,839
Materials	24,021	433,437	—	457,458
Media	74,979	400,216	—	475,195
Sweden[1]	—	3,400,895	—	3,400,895
Capital Goods	132,011	937,792	—	1,069,803
Consumer Durables & Apparel	116,256	317,893	—	434,149
Food & Staples Retailing	166,620	—	—	166,620
Media	58,612	270,743	—	329,355
Retailing	96,998	140,794	—	237,792
Switzerland[1]	—	5,908,199	—	5,908,199
Banks	146,987	127,279	—	274,266
Capital Goods	180,769	1,575,640	—	1,756,409
Consumer Durables & Apparel	141,769	—	—	141,769
Consumer Services	210,474	—	—	210,474
United Kingdom[1]	—	1,266,010	—	1,266,010
Capital Goods	934,402	3,610,009	—	4,544,411
Commercial & Professional Supplies	393,098	2,636,376	—	3,029,474
Consumer Durables & Apparel	47,660	1,656,449	—	1,704,109
Consumer Services	745,388	1,620,665	—	2,366,053
Diversified Financials	20,691	3,885,918	—	3,906,609
Energy	167,750	508,554	—	676,304
Food, Beverage & Tobacco	453,815	449,170	—	902,985
Insurance	921,596	1,421,794	—	2,343,390
Materials	620,279	1,709,170	—	2,329,449
Media	358,933	549,924	—	908,857
Real Estate	155,861	2,003,520	—	2,159,381
Retailing	345,688	2,093,937	—	2,439,625
Software & Services	95,958	476,501	—	572,459
Technology Hardware & Equipment	399,496	1,375,467	—	1,774,963
Telecommunication Services	416,690	21,405	—	438,095
Transportation	91,870	2,139,786	—	2,231,656
Preferred Stock[1]	—	214,442	—	214,442
Germany[1]	—	726,366	—	726,366
Health Care Equipment & Services	81,968	—	—	81,968
Sweden[1]	45,721	—	—	45,721
Other Investment Company[1]	3,070,200	—	—	3,070,200

24

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Short-Term Investments[1]	$—	$583,254	$—	$583,254

Total	$47,098,493	$219,937,022	$184,388	$267,219,903

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,997,562	$—	$—	$5,997,562

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($2,169)	$—	$—	($2,169)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Hong Kong	$—	($168)	$10,882	$39,986	($7,149)	$85,480	$—	$129,031
Luxembourg	—	—	(307,190)	149,585	—	212,962	—	55,357

Total	$—	($168)	($296,308)	$189,571	($7,149)	$298,442	$—	$184,388

The funds policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014. The transfers in the amount of $4,011,508 and $6,243,524 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund as discussed above. The transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46849JUL14

 25

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

88.0%	Common Stock	315,448,352	336,301,700
10.2%	Preferred Stock	45,203,048	38,913,502
0.0%	Other Investment Company	3,762	4,382
1.1%	Short-Term Investments	4,340,217	4,340,217

99.3%	Total Investments	364,995,379	379,559,801
0.1%	Collateral Invested for Securities on Loan	378,950	378,950
0.6%	Other Assets and Liabilities, Net		2,104,276

100.0%	Net Assets		382,043,027

	Number	Value
Security	of Shares	($)

Common Stock 88.0% of net assets

Brazil 6.3%

Banks 1.1%
Banco Bradesco S.A.	92,802	1,447,200
Banco do Brasil S.A.	180,908	2,210,366
Itau Unibanco Holding S.A.	36,028	527,533

		4,185,099

Capital Goods 0.2%
Embraer S.A.	67,999	645,897

Diversified Financials 0.1%
BM&F Bovespa S.A.	106,776	569,942

Energy 2.0%
Cosan Ltd., Class A	35,000	422,450
Petroleo Brasileiro S.A. - Petrobras	789,058	6,256,817
Ultrapar Participacoes S.A.	48,714	1,121,898

		7,801,165

Food, Beverage & Tobacco 0.6%
AMBEV S.A.	138,378	955,761
BRF S.A.	30,445	744,770
JBS S.A.	172,236	633,905

		2,334,436

Materials 1.5%
Companhia Siderurgica Nacional S.A.	229,356	1,157,521
Usinas Siderurgicas de Minas Gerais S.A. *	48,439	156,926
Vale S.A.	295,979	4,246,443

		5,560,890

Software & Services 0.1%
Cielo S.A.	29,910	547,114

Telecommunication Services 0.2%
Oi S.A.	164,221	110,024
Tim Participacoes S.A.	106,485	564,165

		674,189

Transportation 0.1%
CCR S.A.	38,000	298,808

Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	199,300	549,036
Companhia de Saneamento Basico do Estado de Sao Paulo	54,976	486,818
CPFL Energia S.A.	62,644	546,711

		1,582,565

		24,200,105

Chile 0.9%

Banks 0.1%
Banco Santander Chile	6,301,544	400,215

Energy 0.1%
Empresas Copec S.A.	54,545	668,141

Food & Staples Retailing 0.1%
Cencosud S.A.	148,330	463,585

Transportation 0.1%
Latam Airlines Group S.A. *	22,200	261,492

Utilities 0.5%
Empresa Nacional de Electricidad S.A.	338,179	502,146
Enersis S.A.	3,899,400	1,314,411

		1,816,557

		3,609,990

China 14.8%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., Class H	346,000	614,416

Banks 5.3%
Agricultural Bank of China Ltd., Class H	2,182,600	1,057,361
Bank of China Ltd., Class H	9,358,234	4,472,194
Bank of Communications Co., Ltd., Class H	716,000	548,603
BOC Hong Kong (Holdings) Ltd.	240,500	754,295
China CITIC Bank Corp. Ltd., Class H	579,000	383,367
China Construction Bank Corp., Class H	9,159,000	7,007,729
China Merchants Bank Co., Ltd., Class H	286,350	578,697

 1

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
China Minsheng Banking Corp., Ltd., Class H	334,000	345,017
Industrial & Commercial Bank of China Ltd., Class H	7,718,172	5,263,929

		20,411,192

Capital Goods 0.5%
China Communications Construction Co., Ltd., Class H	879,000	665,226
China Railway Construction Corp., Ltd., Class H	421,000	403,519
China Railway Group Ltd., Class H	838,000	448,163
CITIC Pacific Ltd.	241,000	480,621

		1,997,529

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	140,500	469,528

Energy 4.1%
China Coal Energy Co., Ltd., Class H (a)	614,000	369,021
China Petroleum & Chemical Corp., Class H	6,133,400	6,004,625
China Shenhua Energy Co., Ltd., Class H	429,500	1,262,909
CNOOC Ltd.	1,793,000	3,171,581
PetroChina Co., Ltd., Class H	3,608,000	4,676,220

		15,484,356

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	146,000	444,285

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	69,000	334,032

Insurance 0.6%
China Life Insurance Co., Ltd., Class H	415,000	1,232,498
China Pacific Insurance Group Co., Ltd., Class H	108,600	426,546
Ping An Insurance (Group) Co. of China Ltd., Class H	70,500	599,038

		2,258,082

Materials 0.2%
China National Building Material Co., Ltd., Class H	380,000	378,864
Jiangxi Copper Co., Ltd., Class H	228,000	434,693

		813,557

Real Estate 0.2%
China Overseas Land & Investment Ltd.	194,000	589,917

Retailing 0.3%
Belle International Holdings Ltd.	396,000	490,500
GOME Electrical Appliances Holding Ltd.	2,999,000	506,202

		996,702

Software & Services 0.1%
Tencent Holdings Ltd.	29,700	482,320

Technology Hardware & Equipment 0.2%
Kingboard Chemical Holdings Ltd.	140,000	293,778
Lenovo Group Ltd.	458,000	624,751

		918,529

Telecommunication Services 2.7%
China Mobile Ltd.	671,600	7,338,333
China Telecom Corp., Ltd., Class H	2,800,000	1,578,203
China Unicom (Hong Kong) Ltd.	841,056	1,469,241

		10,385,777

Utilities 0.1%
Huaneng Power International, Inc., Class H	362,000	401,837

		56,602,059

Colombia 0.3%

Banks 0.1%
Bancolombia S.A.	17,219	259,651

Energy 0.2%
Ecopetrol S.A.	451,025	764,227

		1,023,878

Czech Republic 0.5%

Telecommunication Services 0.2%
O2 Czech Republic A/S	39,903	526,134

Utilities 0.3%
CEZ A/S	44,305	1,258,391

		1,784,525

Greece 0.7%

Consumer Services 0.4%
OPAP S.A.	82,988	1,352,414

Telecommunication Services 0.2%
Hellenic Telecommunications Organization S.A. *	53,026	726,862

Utilities 0.1%
Public Power Corp. S.A. *	38,466	561,492

		2,640,768

Hungary 0.6%

Banks 0.2%
OTP Bank plc	39,717	688,388

Energy 0.2%
MOL Hungarian Oil & Gas plc	18,698	904,300

Telecommunication Services 0.2%
Magyar Telekom Telecommunications plc *	444,079	704,847

		2,297,535

India 3.9%

Automobiles & Components 0.3%
Mahindra & Mahindra Ltd.	24,975	491,919
Tata Motors Ltd.	75,756	554,455
Tata Motors Ltd., Class A	11,785	56,806

		1,103,180

2

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.7%
Housing Development Finance Corp., Ltd.	49,100	860,352
ICICI Bank Ltd.	37,421	903,137
State Bank of India	20,022	800,125

		2,563,614

Energy 1.5%
Indian Oil Corp., Ltd.	101,687	554,485
Oil & Natural Gas Corp., Ltd.	290,138	1,884,431
Reliance Industries Ltd.	209,869	3,466,617

		5,905,533

Food, Beverage & Tobacco 0.1%
ITC Ltd.	65,244	382,015

Materials 0.4%
Hindalco Industries Ltd.	263,664	828,066
Tata Steel Ltd.	99,056	899,522

		1,727,588

Software & Services 0.5%
Infosys Ltd.	27,150	1,501,237
Tata Consultancy Services Ltd.	14,800	629,294

		2,130,531

Telecommunication Services 0.2%
Bharti Airtel Ltd.	104,785	642,910

Utilities 0.2%
NTPC Ltd.	270,949	646,331

		15,101,702

Indonesia 1.0%

Automobiles & Components 0.3%
PT Astra International Tbk	1,689,900	1,115,916

Banks 0.4%
PT Bank Central Asia Tbk	410,400	410,706
PT Bank Mandiri (Persero) Tbk	457,200	397,835
PT Bank Rakyat Indonesia (Persero) Tbk	563,300	540,301

		1,348,842

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	5,722,200	1,299,941

		3,764,699

Malaysia 1.9%

Banks 0.6%
CIMB Group Holdings Berhad	269,900	589,405
Malayan Banking Berhad	228,000	703,295
Public Bank Berhad	127,800	789,913

		2,082,613

Capital Goods 0.2%
Sime Darby Berhad	298,700	887,785

Consumer Services 0.1%
Genting Berhad	164,900	507,431

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	258,300	404,200

Materials 0.1%
Petronas Chemicals Group Berhad	174,000	360,847

Telecommunication Services 0.6%
Axiata Group Berhad	337,600	734,941
DiGi.com Berhad	227,400	403,864
Maxis Berhad	171,500	362,254
Telekom Malaysia Berhad	298,200	581,086

		2,082,145

Utilities 0.2%
Tenaga Nasional Berhad	240,900	934,964

		7,259,985

Mexico 3.3%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	70,400	467,878
Grupo Financiero Santander Mexico S.A.B. de C.V.	48,000	127,407

		595,285

Capital Goods 0.1%
Alfa S.A.B. de C.V., Class A	179,200	489,750

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	468,337	1,161,986

Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	34,500	368,565
Fomento Economico Mexicano S.A.B. de C.V.	117,350	1,103,818
Grupo Bimbo S.A.B. de C.V., Series A	155,000	476,139

		1,948,522

Materials 0.8%
Cemex S.A.B. de C.V., Series CPO *	1,668,265	2,092,272
Grupo Mexico S.A.B. de C.V., Series B	301,897	1,072,625

		3,164,897

Media 0.3%
Grupo Televisa S.A.B., Series CPO	170,817	1,217,943

Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	3,573,500	4,214,135

		12,792,518

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	2,500	369,800

Philippines 0.2%

Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	10,100	711,207

 3

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Poland 2.1%

Banks 0.3%
Bank Pekao S.A.	8,200	434,557
Powszechna Kasa Oszczednosci Bank Polski S.A.	70,543	802,228

		1,236,785

Energy 0.4%
Polski Koncern Naftowy Orlen S.A.	137,942	1,628,734

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	4,877	685,703

Materials 0.5%
KGHM Polska Miedz S.A.	41,300	1,694,401

Telecommunication Services 0.3%
Orange Polska S.A.	306,579	1,012,006

Utilities 0.4%
PGE S.A.	161,113	1,071,885
Tauron Polska Energia S.A.	357,382	580,160

		1,652,045

		7,909,674

Republic of Korea 17.7%

Automobiles & Components 2.0%
Hyundai Mobis	6,081	1,816,542
Hyundai Motor Co.	17,372	4,112,457
Kia Motors Corp.	29,665	1,741,506

		7,670,505

Banks 1.4%
Hana Financial Group, Inc.	25,841	1,040,689
KB Financial Group, Inc.	30,786	1,202,637
Shinhan Financial Group Co., Ltd.	48,012	2,371,203
Woori Finance Holdings Co., Ltd. *	55,684	750,292

		5,364,821

Capital Goods 2.9%
Daelim Industrial Co., Ltd.	5,109	457,113
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	13,560	321,784
Doosan Heavy Industries & Construction Co., Ltd.	11,180	325,600
Hyundai Engineering & Construction Co., Ltd.	7,041	429,218
Hyundai Heavy Industries Co., Ltd.	8,492	1,224,210
LG Corp.	48,640	3,257,288
Samsung C&T Corp.	19,630	1,393,098
Samsung Heavy Industries Co., Ltd.	19,440	522,193
SK Holdings Co., Ltd.	13,209	2,237,288
SK Networks Co., Ltd. *	83,091	904,385

		11,072,177

Consumer Durables & Apparel 0.8%
LG Electronics, Inc.	41,027	3,039,381

Energy 1.0%
GS Holdings	24,124	1,097,220
S-Oil Corp.	12,253	654,908
SK Innovation Co., Ltd.	19,948	1,986,920

		3,739,048

Food & Staples Retailing 0.2%
E-Mart Co., Ltd.	2,500	561,364

Food, Beverage & Tobacco 0.3%
KT&G Corp.	12,459	1,207,293

Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	3,193	875,185
Samsung Life Insurance Co., Ltd.	5,100	519,133

		1,394,318

Materials 2.4%
Hanwha Corp.	24,318	689,252
Hyosung Corp.	5,236	380,301
Hyundai Steel Co.	9,829	748,812
LG Chem Ltd.	5,872	1,643,225
Lotte Chemical Corp.	2,500	421,493
OCI Co., Ltd. *	2,082	327,084
POSCO	15,650	5,085,549

		9,295,716

Retailing 0.1%
Lotte Shopping Co., Ltd.	1,300	400,849

Semiconductors & Semiconductor Equipment 3.9%
Samsung Electronics Co., Ltd.	10,309	13,342,050
SK Hynix, Inc. *	35,862	1,560,340

		14,902,390

Software & Services 0.6%
NAVER Corp.	650	464,130
SK C&C Co., Ltd.	10,113	1,649,268

		2,113,398

Technology Hardware & Equipment 0.9%
LG Display Co., Ltd. *	64,988	2,133,406
Samsung Electro-Mechanics Co., Ltd.	6,100	371,718
Samsung SDI Co., Ltd.	6,466	995,639

		3,500,763

Telecommunication Services 0.2%
KT Corp.	11,597	374,082
LG Uplus Corp.	56,190	516,773

		890,855

Utilities 0.6%
Korea Electric Power Corp.	50,060	2,065,785
Korea Gas Corp. *	6,264	372,798

		2,438,583

		67,591,461

Russia 11.4%

Banks 0.5%
Sberbank of Russia ADR	214,003	1,775,323
VTB Bank OJSC *	300,000,000	334,500

		2,109,823

Energy 9.0%
Bashneft OAO *	2,000	110,002
Gazprom OAO *	624,000	2,308,090

4

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gazprom OAO ADR	1,550,000	11,309,870
LUKOIL OAO *	36,299	2,035,234
LUKOIL OAO ADR	199,000	11,094,488
NovaTek OAO *	102,090	1,045,598
Rosneft Oil Co. GDR - Reg’d	163,200	1,006,981
Surgutneftegas ADR	577,500	3,999,240
Tatneft ADR	47,100	1,674,112

		34,583,615

Food & Staples Retailing 0.1%
Magnit *	1,600	410,237

Materials 1.0%
MMC Norilsk Nickel OJSC ADR	145,700	2,849,337
Severstal GDR - Reg’d	58,510	562,003
Uralkali OJSC GDR - Reg’d	12,732	243,117

		3,654,457

Telecommunication Services 0.6%
Mobile TeleSystems ADR	79,851	1,431,728
Sistema JSFC *	788,800	870,878

		2,302,606

Transportation 0.2%
Aeroflot Russian Airlines *	260,000	368,289
Globaltrans Investment plc GDR - Reg’d	33,500	329,473

		697,762

Utilities 0.0%
Russian Grids OAO *	1	—

		43,758,500

South Africa 7.0%

Banks 0.8%
Barclays Africa Group Ltd	40,242	626,135
Nedbank Group Ltd.	24,829	540,754
Standard Bank Group Ltd.	142,867	1,922,199

		3,089,088

Capital Goods 0.7%
Aveng Ltd. *	247,645	561,940
Barloworld Ltd.	64,700	613,584
Bidvest Group Ltd.	49,266	1,325,323

		2,500,847

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	132,536	662,073

Diversified Financials 0.5%
African Bank Investments Ltd.	319,000	183,255
FirstRand Ltd.	265,668	1,068,097
Remgro Ltd.	20,700	446,648

		1,698,000

Energy 1.3%
Sasol Ltd.	83,322	4,806,289

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	34,915	526,857

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	17,906	514,806

Insurance 0.2%
Sanlam Ltd.	147,494	836,601

Materials 1.1%
AngloGold Ashanti Ltd. *	48,896	838,390
Gold Fields Ltd.	274,179	1,080,793
Impala Platinum Holdings Ltd.	120,358	1,192,687
Kumba Iron Ore Ltd.	18,254	638,305
Sappi Ltd. *	163,945	619,702

		4,369,877

Media 0.2%
Naspers Ltd., N Shares	7,145	878,671

Retailing 0.3%
Imperial Holdings Ltd.	33,300	613,272
Woolworths Holdings Ltd.	56,481	436,142

		1,049,414

Telecommunication Services 1.5%
MTN Group Ltd.	199,802	4,135,777
Telkom SA SOC Ltd. *	276,925	1,278,498
Vodacom Group Ltd.	36,801	430,135

		5,844,410

		26,776,933

Taiwan 12.4%

Banks 0.4%
CTBC Financial Holding Co., Ltd.	704,994	493,436
Mega Financial Holding Co., Ltd.	611,404	536,916
Taishin Financial Holding Co., Ltd.	716,000	382,121

		1,412,473

Capital Goods 0.3%
Far Eastern New Century Corp.	537,137	600,206
Walsin Lihwa Corp. *	1,386,000	515,459

		1,115,665

Consumer Durables & Apparel 0.1%
Pou Chen Corp.	385,267	430,645

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	456,674	716,894

Energy 0.2%
Formosa Petrochemical Corp.	271,330	691,363

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	368,141	700,814

Insurance 0.1%
Cathay Financial Holding Co., Ltd.	324,599	540,131

Materials 1.8%
China Steel Corp.	1,785,489	1,540,048
Formosa Chemicals & Fibre Corp.	704,442	1,713,957
Formosa Plastics Corp.	615,732	1,577,256
Nan Ya Plastics Corp.	678,811	1,577,230
Taiwan Cement Corp.	381,299	567,634

		6,976,125

Semiconductors & Semiconductor Equipment 2.6%
Advanced Semiconductor Engineering, Inc.	638,094	757,796
MediaTek, Inc.	83,138	1,286,655
Siliconware Precision Industries Co.	511,270	697,823

 5

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,523,689	6,108,899
United Microelectronics Corp.	2,527,965	1,166,093

		10,017,266

Technology Hardware & Equipment 5.8%
Acer, Inc. *	1,740,496	1,379,424
Asustek Computer, Inc.	197,041	2,082,203
AU Optronics Corp.	4,568,800	2,058,805
Compal Electronics, Inc.	2,123,305	1,954,432
Delta Electronics, Inc.	139,025	944,736
Foxconn Technology Co., Ltd.	153,000	378,157
Hon Hai Precision Industry Co., Ltd.	1,671,800	5,728,735
HTC Corp. *	350,473	1,529,079
Innolux Corp.	1,714,357	808,912
Inventec Corp.	597,639	531,277
Lite-On Technology Corp.	432,855	726,226
Pegatron Corp.	501,264	949,861
Quanta Computer, Inc.	428,500	1,196,765
Synnex Technology International Corp.	315,000	492,391
Wistron Corp.	968,231	925,115
WPG Holdings Ltd.	337,000	446,790

		22,132,908

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	565,906	1,726,339
Far EasTone Telecommunications Co., Ltd.	187,622	389,191
Taiwan Mobile Co., Ltd.	134,600	411,948

		2,527,478

		47,261,762

Thailand 1.2%

Banks 0.1%
Siam Commercial Bank PCL	70,400	390,258

Energy 0.8%
PTT Exploration & Production PCL	123,000	622,470
PTT PCL	192,187	1,909,301
Thai Oil PCL	262,800	423,541

		2,955,312

Materials 0.2%
PTT Global Chemical PCL	286,600	586,856

Telecommunication Services 0.1%
Advanced Info Service PCL - Reg’d	76,475	495,385

		4,427,811

Turkey 1.7%

Banks 0.8%
Akbank T.A.S.	172,751	685,113
Turkiye Garanti Bankasi A/S	196,116	807,650
Turkiye Halk Bankasi A/S	66,525	500,902
Turkiye Is Bankasi, Class C	208,924	582,929
Turkiye Vakiflar Bankasi T.A.O., Class D	177,152	416,104

		2,992,698

Capital Goods 0.2%
KOC Holding A/S	151,045	792,561

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	107,285	500,011

Energy 0.3%
Tupras - Turkiye Petrol Rafinerileri A/S	38,319	936,455

Telecommunication Services 0.3%
Turk Telekomunikasyon A/S	109,500	327,814
Turkcell Iletisim Hizmetleri A/S *	132,621	867,249

		1,195,063

		6,416,788

Total Common Stock
(Cost $315,448,352)		336,301,700

Preferred Stock 10.2% of net assets

Brazil 8.6%

Banks 2.3%
Banco Bradesco S.A.	196,767	3,001,700
Itau Unibanco Holding S.A.	337,478	5,221,147
Itausa - Investimentos Itau S.A.	153,022	640,079

		8,862,926

Energy 2.6%
Petroleo Brasileiro S.A.	1,166,860	9,823,483

Food & Staples Retailing 0.1%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	9,190	443,550

Materials 2.3%
Bradespar S.A.	42,953	435,446
Gerdau S.A.	245,626	1,445,337
Metalurgica Gerdau S.A.	169,822	1,208,122
Usinas Siderurgicas de Minas Gerais S.A., Class A *	115,605	410,191
Vale S.A.	407,057	5,226,477

		8,725,573

Telecommunication Services 0.4%
Oi S.A.	366,332	237,359
Telefonica Brasil S.A.	58,297	1,171,721

		1,409,080

Utilities 0.9%
Centrais Eletricas Brasileiras S.A., Class B	168,904	810,739
Companhia Energetica de Minas Gerais	182,173	1,483,079
Companhia Paranaense de Energia-Copel	29,936	464,461
Eletropaulo Metropolitana S.A.	166,400	764,982

		3,523,261

		32,787,873

6

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	28,509	440,529

Republic of Korea 0.8%

Automobiles & Components 0.3%
Hyundai Motor Co., Ltd.	2,500	404,779
Hyundai Motor Co., Ltd. 2nd	3,667	612,560

		1,017,339

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	7,070	290,320

Materials 0.0%
LG Chem Ltd.	878	169,752

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	1,677	1,734,361

		3,211,772

Russia 0.7%

Energy 0.7%
AK Transneft OAO *	1,196	2,473,328

Total Preferred Stock
(Cost $45,203,048)		38,913,502

Other Investment Company 0.0% of net assets

United States 0.0%
iShares MSCI Emerging Markets ETF	100	4,382

Total Other Investment Company
(Cost $3,762)		4,382

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 1.1% of net assets

Time Deposit 1.0%
Wells Fargo
US Dollar
0.03%, 08/01/14	3,820,227	3,820,227

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.02%, 09/18/14 (b)(c)	520,000	519,990

Total Short-Term Investments
(Cost $4,340,217)		4,340,217

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	378,950	378,950

Total Collateral Invested for Securities on Loan
(Cost $378,950)		378,950

End of Collateral Invested for Securities on Loan.

At 07/31/14, the tax basis cost of the fund’s investments was $371,349,801 and the unrealized appreciation and depreciation were $44,411,405 and ($36,201,405), respectively, with a net unrealized appreciation of $8,210,000.

At 07/31/14, the values of certain foreign securities held by the fund aggregating $279,658,262 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $350,389.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI Emerging Markets, mini, Long, expires 09/19/14	80	4,218,400	31,665

 7

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

8

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$142,056,505	$—	$142,056,505
Brazil[1]	24,200,105	—	—	24,200,105
Chile[1]	3,609,990	—	—	3,609,990
Colombia[1]	1,023,878	—	—	1,023,878
Czech Republic[1]	1,784,525	—	—	1,784,525
Mexico[1]	12,792,518	—	—	12,792,518
Peru[1]	369,800	—	—	369,800
Poland[1]	—	6,897,668	—	6,897,668
Telecommunication Services	1,012,006	—	—	1,012,006
Republic of Korea[1]	—	66,384,168	—	66,384,168
Food, Beverage & Tobacco	1,207,293	—	—	1,207,293
Russia[1]	—	3,654,457	—	3,654,457
Banks	334,500	1,775,323	—	2,109,823
Energy	5,498,924	29,084,691	—	34,583,615
Food & Staples Retailing	410,237	—	—	410,237
Telecommunication Services	2,302,606	—	—	2,302,606
Transportation	697,762	—	—	697,762
Utilities	—	—	—	—

 9

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

South Africa[1]	$—	$25,078,933	$—	$25,078,933
Diversified Financials	183,255	1,514,745	—	1,698,000
Thailand[1]	4,427,811	—	—	4,427,811
Preferred Stock[1]	—	3,211,772	—	3,211,772
Brazil[1]	32,787,873	—	—	32,787,873
Colombia[1]	440,529	—	—	440,529
Russia[1]	2,473,328	—	—	2,473,328
Other Investment Company[1]	4,382	—	—	4,382
Short-Term Investments[1]	—	4,340,217	—	4,340,217

Total	$95,561,322	$283,998,479	$—	$379,559,801

Other Financial Instruments
Collateral Invested for Securities on Loan	$378,950	$—	$—	$378,950
Futures Contracts[2]	31,665	—	—	31,665

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $1,967,730 and $41,779,593 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46850JUL14

10

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.5%	Common Stock	10,844,483,405	18,946,071,519
2.5%	Short-Term Investments	473,483,800	473,483,800

100.0%	Total Investments	11,317,967,205	19,419,555,319
0.1%	Collateral Invested for Securities on Loan	13,909,246	13,909,246
(0.1%)	Other Assets and Liabilities, Net		(4,637,276)

100.0%	Net Assets		19,428,827,289

	Number	Value
Security	of Shares	($)

Common Stock 97.5% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	241,400	15,027,150
Delphi Automotive plc	313,200	20,921,760
Ford Motor Co.	4,367,797	74,339,905
General Motors Co.	1,452,600	49,126,932
Harley-Davidson, Inc.	231,470	14,309,476
Johnson Controls, Inc.	733,559	34,653,327
The Goodyear Tire & Rubber Co.	304,936	7,675,239

		216,053,789

Banks 5.9%
Bank of America Corp.	11,615,311	177,133,493
BB&T Corp.	793,626	29,380,034
Citigroup, Inc.	3,355,447	164,114,913
Comerica, Inc.	188,270	9,462,450
Fifth Third Bancorp	991,829	20,312,658
Hudson City Bancorp, Inc.	481,992	4,699,422
Huntington Bancshares, Inc.	989,593	9,717,803
JPMorgan Chase & Co.	4,180,531	241,091,223
KeyCorp	941,198	12,743,821
M&T Bank Corp.	138,598	16,839,657
People’s United Financial, Inc.	343,300	4,984,716
Regions Financial Corp.	1,567,445	15,893,892
SunTrust Banks, Inc.	602,116	22,910,514
The PNC Financial Services Group, Inc.	589,978	48,708,584
U.S. Bancorp	2,004,928	84,267,124
Wells Fargo & Co.	5,294,309	269,480,328
Zions Bancorp	178,698	5,150,076

		1,136,890,708

Capital Goods 7.3%
3M Co.	691,919	97,484,468
Allegion plc	96,933	4,985,264
AMETEK, Inc.	260,300	12,674,007
Caterpillar, Inc.	693,162	69,836,072
Cummins, Inc.	188,862	26,325,474
Danaher Corp.	664,474	49,091,339
Deere & Co.	411,386	35,013,063
Dover Corp.	182,470	15,648,627
Eaton Corp. plc	515,538	35,015,341
Emerson Electric Co.	775,115	49,336,070
Fastenal Co.	301,598	13,375,871
Flowserve Corp.	150,300	11,128,212
Fluor Corp.	191,882	13,982,441
General Dynamics Corp.	363,360	42,429,547
General Electric Co.	11,076,452	278,572,768
Honeywell International, Inc.	865,029	79,435,613
Illinois Tool Works, Inc.	436,936	35,990,418
Ingersoll-Rand plc	290,800	17,096,132
Jacobs Engineering Group, Inc. *	137,934	7,008,427
Joy Global, Inc.	113,200	6,708,232
L-3 Communications Holdings, Inc.	105,783	11,102,984
Lockheed Martin Corp.	289,391	48,319,615
Masco Corp.	382,388	7,953,670
Northrop Grumman Corp.	242,467	29,888,907
PACCAR, Inc.	379,550	23,634,579
Pall Corp.	126,730	9,817,773
Parker Hannifin Corp.	164,536	18,913,413
Pentair plc	208,982	13,389,477
Precision Castparts Corp.	157,527	36,042,178
Quanta Services, Inc. *	231,900	7,766,331
Raytheon Co.	338,488	30,724,556
Rockwell Automation, Inc.	150,521	16,807,175
Rockwell Collins, Inc.	147,405	10,800,364
Roper Industries, Inc.	110,200	15,876,514
Snap-on, Inc.	58,282	7,005,496
Stanley Black & Decker, Inc.	166,181	14,532,528
Textron, Inc.	292,004	10,620,186
The Boeing Co.	739,654	89,113,514
United Technologies Corp.	931,635	97,961,420
W.W. Grainger, Inc.	65,927	15,502,734
Xylem, Inc.	197,600	6,973,304

		1,423,884,104

Commercial & Professional Supplies 0.7%
Cintas Corp.	111,376	6,972,138
Equifax, Inc.	136,561	10,390,926
Iron Mountain, Inc.	220,560	7,390,966
Nielsen N.V.	334,800	15,437,628
Pitney Bowes, Inc.	196,591	5,319,752
Republic Services, Inc.	289,334	10,974,439
Robert Half International, Inc.	139,442	6,783,853

 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stericycle, Inc. *	89,400	10,517,910
The ADT Corp. (b)	227,100	7,903,080
The Dun & Bradstreet Corp.	46,500	5,116,395
Tyco International Ltd.	509,500	21,984,925
Waste Management, Inc.	477,916	21,453,649

		130,245,661

Consumer Durables & Apparel 1.2%
Coach, Inc.	299,728	10,358,600
D.R. Horton, Inc.	285,216	5,903,971
Fossil Group, Inc. *	54,900	5,380,200
Garmin Ltd.	131,100	7,215,744
Harman International Industries, Inc.	86,656	9,406,509
Hasbro, Inc.	121,717	6,080,981
Leggett & Platt, Inc.	157,894	5,178,923
Lennar Corp., Class A	193,818	7,022,026
Mattel, Inc.	357,094	12,650,055
Michael Kors Holdings Ltd. *	190,000	15,481,200
Mohawk Industries, Inc. *	65,300	8,147,481
Newell Rubbermaid, Inc.	327,150	10,625,832
NIKE, Inc., Class B	817,524	63,055,626
PulteGroup, Inc.	370,186	6,533,783
PVH Corp.	98,800	10,885,784
Ralph Lauren Corp.	62,826	9,792,061
Under Armour, Inc., Class A *	175,000	11,681,250
VF Corp.	377,164	23,108,838
Whirlpool Corp.	83,322	11,885,050

		240,393,914

Consumer Services 1.7%
Carnival Corp.	484,421	17,545,729
Chipotle Mexican Grill, Inc. *	33,959	22,837,427
Darden Restaurants, Inc.	145,748	6,813,719
Graham Holdings Co., Class B	5,369	3,681,792
H&R Block, Inc.	286,205	9,195,767
Marriott International, Inc., Class A	254,872	16,492,767
McDonald’s Corp.	1,091,738	103,234,745
Starbucks Corp.	831,562	64,595,736
Starwood Hotels & Resorts Worldwide, Inc.	203,468	15,634,481
Wyndham Worldwide Corp.	148,464	11,216,455
Wynn Resorts Ltd.	87,800	18,718,960
Yum! Brands, Inc.	487,585	33,838,399

		323,805,977

Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	61,000	12,154,250
American Express Co.	1,005,641	88,496,408
Ameriprise Financial, Inc.	218,114	26,086,434
Berkshire Hathaway, Inc., Class B *	1,988,830	249,458,947
BlackRock, Inc.	138,200	42,113,686
Capital One Financial Corp.	623,774	49,614,984
CME Group, Inc.	361,785	26,750,383
Discover Financial Services	524,873	32,048,745
E*TRADE Financial Corp. *	307,619	6,466,151
Franklin Resources, Inc.	433,605	23,479,711
Intercontinental Exchange, Inc.	132,166	25,404,949
Invesco Ltd.	461,447	17,364,251
Legg Mason, Inc.	113,698	5,394,970
Leucadia National Corp.	333,951	8,251,929
McGraw Hill Financial, Inc.	297,567	23,870,825
Moody’s Corp.	211,829	18,429,123
Morgan Stanley	1,575,254	50,943,714
Navient Corp.	465,000	7,998,000
Northern Trust Corp.	240,518	16,088,249
State Street Corp.	477,026	33,601,711
T. Rowe Price Group, Inc.	290,179	22,535,301
The Bank of New York Mellon Corp.	1,259,673	49,177,634
The Charles Schwab Corp. (a)	1,267,581	35,175,373
The Goldman Sachs Group, Inc.	456,669	78,944,370
The NASDAQ OMX Group, Inc.	119,900	5,058,581

		954,908,679

Energy 10.4%
Anadarko Petroleum Corp.	557,909	59,612,577
Apache Corp.	430,306	44,175,214
Baker Hughes, Inc.	494,763	34,024,852
Cabot Oil & Gas Corp.	460,900	15,186,655
Cameron International Corp. *	225,500	15,990,205
Chesapeake Energy Corp.	577,766	15,235,689
Chevron Corp.	2,102,734	271,757,342
Cimarex Energy Co.	96,100	13,359,822
ConocoPhillips	1,356,090	111,877,425
CONSOL Energy, Inc.	240,418	9,333,027
Denbury Resources, Inc.	377,200	6,393,540
Devon Energy Corp.	417,758	31,540,729
Diamond Offshore Drilling, Inc. (b)	65,300	3,055,387
Ensco plc, Class A	258,200	13,077,830
EOG Resources, Inc.	603,612	66,059,297
EQT Corp.	163,700	15,358,334
Exxon Mobil Corp.	4,743,441	469,316,053
FMC Technologies, Inc. *	275,300	16,738,240
Halliburton Co.	932,868	64,358,563
Helmerich & Payne, Inc.	118,300	12,570,558
Hess Corp.	291,540	28,856,629
Kinder Morgan, Inc.	738,044	26,554,823
Marathon Oil Corp.	741,452	28,731,265
Marathon Petroleum Corp.	335,326	27,993,014
Murphy Oil Corp.	184,892	11,487,340
Nabors Industries Ltd.	287,890	7,819,092
National Oilwell Varco, Inc.	486,724	39,444,113
Newfield Exploration Co. *	145,600	5,867,680
Noble Corp., plc	310,100	9,727,837
Noble Energy, Inc.	398,368	26,487,488
Occidental Petroleum Corp.	867,750	84,787,853
ONEOK, Inc.	231,100	14,889,773
Peabody Energy Corp.	261,564	3,967,926
Phillips 66	624,995	50,693,344
Pioneer Natural Resources Co.	158,000	34,990,680
QEP Resources, Inc.	186,091	6,150,308
Range Resources Corp.	178,200	13,470,138
Rowan Cos. plc, Class A	126,263	3,853,547
Schlumberger Ltd.	1,438,415	155,909,802
Southwestern Energy Co. *	390,000	15,826,200

2

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Spectra Energy Corp.	740,809	30,313,904
Tesoro Corp.	138,207	8,505,259
The Williams Cos., Inc.	815,198	46,164,663
Transocean Ltd.	360,000	14,522,400
Valero Energy Corp.	589,440	29,943,552

		2,015,979,969

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	476,892	56,053,886
CVS Caremark Corp.	1,291,551	98,622,834
Safeway, Inc.	266,496	9,183,452
Sysco Corp.	645,657	23,043,498
The Kroger Co.	576,447	28,234,374
Wal-Mart Stores, Inc.	1,780,402	131,001,979
Walgreen Co.	969,811	66,693,903
Whole Foods Market, Inc.	396,932	15,170,741

		428,004,667

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	2,186,791	88,783,715
Archer-Daniels-Midland Co.	704,799	32,702,674
Brown-Forman Corp., Class B	179,092	15,518,322
Campbell Soup Co.	188,711	7,848,490
Coca-Cola Enterprises, Inc.	258,662	11,756,188
ConAgra Foods, Inc.	476,949	14,370,473
Constellation Brands, Inc., Class A *	186,465	15,525,076
Dr Pepper Snapple Group, Inc.	203,200	11,940,032
General Mills, Inc.	674,280	33,815,142
Hormel Foods Corp.	144,300	6,531,018
Kellogg Co.	294,334	17,610,003
Keurig Green Mountain, Inc.	140,100	16,711,128
Kraft Foods Group, Inc.	657,518	35,233,102
Lorillard, Inc.	389,091	23,532,224
McCormick & Co., Inc. - Non Voting Shares	156,502	10,294,702
Mead Johnson Nutrition Co.	223,200	20,409,408
Molson Coors Brewing Co., Class B	164,430	11,103,958
Mondelez International, Inc., Class A	1,881,354	67,728,744
Monster Beverage Corp. *	148,900	9,523,644
PepsiCo, Inc.	1,674,563	147,529,000
Philip Morris International, Inc.	1,737,346	142,479,745
Reynolds American, Inc.	343,696	19,195,422
The Coca-Cola Co.	4,175,156	164,041,879
The Hershey Co.	170,528	15,032,043
The JM Smucker Co.	124,275	12,382,761
Tyson Foods, Inc., Class A	304,290	11,322,631

		962,921,524

Health Care Equipment & Services 4.2%
Abbott Laboratories	1,669,286	70,310,326
Aetna, Inc.	401,775	31,149,616
AmerisourceBergen Corp.	247,246	19,015,690
Baxter International, Inc.	589,089	43,999,057
Becton, Dickinson & Co.	213,390	24,804,454
Boston Scientific Corp. *	1,434,274	18,330,022
C.R. Bard, Inc.	84,373	12,590,983
Cardinal Health, Inc.	365,733	26,204,769
CareFusion Corp. *	231,766	10,149,033
Cerner Corp. *	312,600	17,255,520
Cigna Corp.	293,308	26,409,452
Covidien plc	497,200	43,012,772
DaVita HealthCare Partners, Inc. *	203,500	14,334,540
DENTSPLY International, Inc.	149,900	6,958,358
Edwards Lifesciences Corp. *	115,800	10,450,950
Express Scripts Holding Co. *	860,695	59,947,407
Humana, Inc.	175,903	20,694,988
Intuitive Surgical, Inc. *	41,131	18,819,489
Laboratory Corp. of America Holdings *	97,291	10,088,104
McKesson Corp.	254,675	48,861,946
Medtronic, Inc.	1,103,439	68,126,324
Patterson Cos., Inc.	83,947	3,274,772
Quest Diagnostics, Inc.	156,880	9,585,368
St. Jude Medical, Inc.	327,187	21,329,321
Stryker Corp.	326,640	26,056,073
Tenet Healthcare Corp. *	112,904	5,957,944
UnitedHealth Group, Inc.	1,086,310	88,045,425
Varian Medical Systems, Inc. *	110,706	9,094,498
WellPoint, Inc.	313,629	34,439,600
Zimmer Holdings, Inc.	185,323	18,545,273

		817,842,074

Household & Personal Products 1.9%
Avon Products, Inc.	481,920	6,361,344
Colgate-Palmolive Co.	960,594	60,901,660
Kimberly-Clark Corp.	424,195	44,061,135
The Clorox Co.	140,857	12,236,247
The Estee Lauder Cos., Inc., Class A	272,452	20,014,324
The Procter & Gamble Co.	2,988,890	231,100,975

		374,675,685

Insurance 2.7%
ACE Ltd.	373,000	37,337,300
Aflac, Inc.	491,573	29,366,571
American International Group, Inc.	1,587,854	82,536,651
Aon plc	323,350	27,277,806
Assurant, Inc.	89,346	5,660,963
Cincinnati Financial Corp.	155,203	7,142,442
Genworth Financial, Inc., Class A *	548,164	7,180,948
Lincoln National Corp.	294,671	15,437,814
Loews Corp.	324,016	13,650,794
Marsh & McLennan Cos., Inc.	607,079	30,821,401
MetLife, Inc.	1,243,277	65,396,370
Principal Financial Group, Inc.	288,467	14,331,041
Prudential Financial, Inc.	504,531	43,879,061
The Allstate Corp.	501,310	29,301,569
The Chubb Corp.	267,893	23,229,002
The Hartford Financial Services Group, Inc.	521,095	17,800,605
The Progressive Corp.	600,020	14,064,469
The Travelers Cos., Inc.	396,860	35,542,781
Torchmark Corp.	143,266	7,555,849

 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unum Group	276,440	9,490,185
XL Group plc	312,199	10,065,296

		527,068,918

Materials 3.4%
Air Products & Chemicals, Inc.	234,501	30,942,407
Airgas, Inc.	75,000	8,019,000
Alcoa, Inc.	1,245,564	20,414,794
Allegheny Technologies, Inc.	101,170	3,809,051
Avery Dennison Corp.	103,076	4,866,218
Ball Corp.	152,738	9,356,730
Bemis Co., Inc.	116,535	4,546,030
CF Industries Holdings, Inc.	57,525	14,400,809
E.I. du Pont de Nemours & Co.	1,005,404	64,657,531
Eastman Chemical Co.	172,716	13,606,566
Ecolab, Inc.	298,428	32,388,391
FMC Corp.	158,300	10,324,326
Freeport-McMoRan, Inc.	1,126,240	41,918,653
International Flavors & Fragrances, Inc.	89,743	9,063,146
International Paper Co.	493,989	23,464,478
LyondellBasell Industries N.V., Class A	460,100	48,885,625
Martin Marietta Materials, Inc.	67,000	8,323,410
MeadWestvaco Corp.	181,650	7,592,970
Monsanto Co.	579,000	65,479,110
Newmont Mining Corp.	550,646	13,716,592
Nucor Corp.	351,800	17,667,396
Owens-Illinois, Inc. *	157,500	4,912,425
PPG Industries, Inc.	152,248	30,199,913
Praxair, Inc.	323,579	41,463,413
Sealed Air Corp.	236,068	7,582,504
Sigma-Aldrich Corp.	127,254	12,778,847
The Dow Chemical Co.	1,318,635	67,342,689
The Mosaic Co.	363,000	16,737,930
The Sherwin-Williams Co.	97,636	20,135,472
Vulcan Materials Co.	151,071	9,537,112

		664,133,538

Media 3.6%
Cablevision Systems Corp., Class A	220,000	4,228,400
CBS Corp., Class B - Non Voting Shares	597,836	33,975,020
Comcast Corp., Class A	2,871,664	154,294,507
DIRECTV *	523,302	45,030,137
Discovery Communications, Inc., Class A *	234,100	19,947,661
Gannett Co., Inc.	237,514	7,771,458
News Corp., Class A *	616,300	10,877,695
Omnicom Group, Inc.	280,047	19,600,490
Scripps Networks Interactive, Inc., Class A	116,593	9,608,429
The Interpublic Group of Cos., Inc.	454,565	8,959,476
The Walt Disney Co.	1,779,083	152,787,648
Time Warner Cable, Inc.	306,801	44,516,825
Time Warner, Inc.	972,574	80,743,093
Twenty-First Century Fox, Inc., Class A	2,122,901	67,253,504
Viacom, Inc., Class B	431,253	35,651,686

		695,246,029

Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	1,756,386	91,929,243
Actavis plc *	292,394	62,648,338
Agilent Technologies, Inc.	376,466	21,115,978
Alexion Pharmaceuticals, Inc. *	218,500	34,739,315
Allergan, Inc.	323,758	53,698,502
Amgen, Inc.	836,159	106,518,295
Biogen Idec, Inc. *	261,991	87,607,170
Bristol-Myers Squibb Co.	1,830,464	92,658,088
Celgene Corp. *	882,826	76,938,286
Eli Lilly & Co.	1,088,123	66,440,790
Gilead Sciences, Inc. *	1,696,250	155,291,688
Hospira, Inc. *	178,482	9,900,397
Johnson & Johnson	3,124,925	312,773,743
Merck & Co., Inc.	3,228,014	183,157,514
Mylan, Inc. *	404,751	19,982,557
PerkinElmer, Inc.	141,360	6,533,659
Perrigo Co., plc	153,900	23,154,255
Pfizer, Inc.	7,045,733	202,212,537
Regeneron Pharmaceuticals, Inc. *	88,000	27,827,360
Thermo Fisher Scientific, Inc.	440,637	53,537,396
Vertex Pharmaceuticals, Inc. *	260,900	23,196,619
Waters Corp. *	92,152	9,532,203
Zoetis, Inc.	553,400	18,212,394

		1,739,606,327

Real Estate 2.2%
American Tower Corp.	437,100	41,257,869
Apartment Investment & Management Co., Class A	149,714	5,117,225
AvalonBay Communities, Inc.	138,599	20,523,740
Boston Properties, Inc.	165,976	19,825,833
CBRE Group, Inc., Class A *	307,440	9,481,450
Crown Castle International Corp.	362,300	26,875,414
Equity Residential	373,922	24,174,057
Essex Property Trust, Inc.	67,000	12,701,190
General Growth Properties, Inc.	590,000	13,788,300
HCP, Inc.	506,100	21,018,333
Health Care REIT, Inc.	337,400	21,468,762
Host Hotels & Resorts, Inc.	810,111	17,611,813
Kimco Realty Corp.	496,859	11,119,704
Plum Creek Timber Co., Inc.	203,177	8,405,432
Prologis, Inc.	536,789	21,906,359
Public Storage	158,978	27,282,215
Simon Property Group, Inc.	340,853	57,328,066
The Macerich Co.	166,700	10,837,167
Ventas, Inc.	325,100	20,643,850
Vornado Realty Trust REIT	202,756	21,496,191
Weyerhaeuser Co.	634,040	19,858,133

		432,721,103

Retailing 4.0%
Amazon.com, Inc. *	411,680	128,851,723
AutoNation, Inc. *	68,533	3,654,180

4

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AutoZone, Inc. *	36,498	18,870,561
Bed Bath & Beyond, Inc. *	226,869	14,358,539
Best Buy Co., Inc.	296,557	8,816,640
CarMax, Inc. *	239,200	11,675,352
Dollar General Corp. *	335,000	18,502,050
Dollar Tree, Inc. *	230,600	12,560,782
Expedia, Inc.	114,513	9,094,622
Family Dollar Stores, Inc.	98,830	7,387,542
GameStop Corp., Class A	119,100	4,998,627
Genuine Parts Co.	177,738	14,720,261
Kohl’s Corp.	213,210	11,415,263
L Brands, Inc.	261,235	15,143,793
Lowe’s Cos., Inc.	1,129,788	54,060,356
Macy’s, Inc.	399,926	23,111,724
Netflix, Inc. *	64,900	27,434,528
Nordstrom, Inc.	151,296	10,474,222
O’Reilly Automotive, Inc. *	116,800	17,520,000
PetSmart, Inc.	106,900	7,284,166
Ross Stores, Inc.	227,200	14,631,680
Staples, Inc.	715,869	8,296,922
Target Corp.	699,708	41,695,600
The Gap, Inc.	294,662	11,818,893
The Home Depot, Inc.	1,527,350	123,486,247
The Priceline Group, Inc. *	57,915	71,956,492
The TJX Cos., Inc.	765,406	40,788,486
Tiffany & Co.	125,428	12,243,027
Tractor Supply Co.	150,000	9,325,500
TripAdvisor, Inc. *	129,813	12,311,465
Urban Outfitters, Inc. *	111,100	3,969,603

		770,458,846

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	329,046	10,766,385
Analog Devices, Inc.	348,154	17,278,883
Applied Materials, Inc.	1,389,972	29,133,813
Avago Technologies Ltd.	278,000	19,287,640
Broadcom Corp., Class A	613,818	23,484,677
First Solar, Inc. *	77,300	4,878,403
Intel Corp.	5,498,605	186,347,723
KLA-Tencor Corp.	185,081	13,231,441
Lam Research Corp.	181,374	12,696,180
Linear Technology Corp.	255,168	11,261,840
Microchip Technology, Inc.	208,823	9,401,211
Micron Technology, Inc. *	1,209,275	36,943,351
NVIDIA Corp.	601,582	10,527,685
Texas Instruments, Inc.	1,192,254	55,141,748
Xilinx, Inc.	287,363	11,819,240

		452,200,220

Software & Services 10.0%
Accenture plc, Class A	699,300	55,440,504
Adobe Systems, Inc. *	511,276	35,334,284
Akamai Technologies, Inc. *	185,841	10,968,336
Alliance Data Systems Corp. *	57,700	15,134,133
Autodesk, Inc. *	251,781	13,432,516
Automatic Data Processing, Inc.	532,473	43,295,380
CA, Inc.	370,925	10,712,314
Citrix Systems, Inc. *	195,708	13,255,303
Cognizant Technology Solutions Corp., Class A *	672,096	32,966,309
Computer Sciences Corp.	162,140	10,115,915
eBay, Inc. *	1,263,769	66,727,003
Electronic Arts, Inc. *	335,792	11,282,611
Facebook, Inc., Class A *	1,899,300	137,984,145
Fidelity National Information Services, Inc.	317,934	17,931,478
Fiserv, Inc. *	280,704	17,311,016
Google, Inc., Class A *	312,912	181,348,150
Google, Inc., Class C *	312,958	178,886,793
International Business Machines Corp.	1,050,990	201,443,253
Intuit, Inc.	316,409	25,936,046
MasterCard, Inc., Class A	1,105,490	81,972,083
Microsoft Corp.	8,303,031	358,358,818
Oracle Corp.	3,792,386	153,174,470
Paychex, Inc.	348,165	14,278,247
Red Hat, Inc. *	194,100	11,281,092
salesforce.com, Inc. *	608,765	33,025,501
Symantec Corp.	753,650	17,831,359
Teradata Corp. *	161,371	6,803,401
The Western Union Co.	630,625	11,017,019
Total System Services, Inc.	177,100	5,667,200
VeriSign, Inc. *	149,825	8,098,041
Visa, Inc., Class A	555,300	117,173,853
Xerox Corp.	1,284,866	17,037,323
Yahoo! Inc. *	1,030,255	36,893,431

		1,952,117,327

Technology Hardware & Equipment 6.5%
Amphenol Corp., Class A	171,600	16,502,772
Apple, Inc.	6,660,215	636,516,748
Cisco Systems, Inc.	5,646,928	142,471,993
Corning, Inc.	1,445,287	28,399,890
EMC Corp.	2,261,445	66,260,338
F5 Networks, Inc. *	82,400	9,277,416
FLIR Systems, Inc.	149,700	4,982,016
Harris Corp.	131,400	8,970,678
Hewlett-Packard Co.	2,069,108	73,680,936
Jabil Circuit, Inc.	170,686	3,406,893
Juniper Networks, Inc. *	520,465	12,251,746
Motorola Solutions, Inc.	252,122	16,055,129
NetApp, Inc.	369,974	14,369,790
QUALCOMM, Inc.	1,864,365	137,403,700
SanDisk Corp.	247,324	22,682,084
Seagate Technology plc	349,400	20,474,840
TE Connectivity Ltd.	449,600	27,825,744
Western Digital Corp.	242,000	24,158,860

		1,265,691,573

Telecommunication Services 2.4%
AT&T, Inc.	5,732,736	204,028,074
CenturyLink, Inc.	645,643	25,335,031
Frontier Communications Corp.	1,102,945	7,224,290
Verizon Communications, Inc.	4,574,178	230,630,055
Windstream Holdings, Inc. (b)	594,274	6,810,380

		474,027,830

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	154,095	10,395,249

 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CSX Corp.	1,087,991	32,552,691
Delta Air Lines, Inc.	916,400	34,328,344
Expeditors International of Washington, Inc.	239,100	10,324,338
FedEx Corp.	311,668	45,777,796
Kansas City Southern	129,400	14,112,364
Norfolk Southern Corp.	335,892	34,146,781
Ryder System, Inc.	60,702	5,228,263
Southwest Airlines Co.	753,336	21,304,342
Union Pacific Corp.	1,000,550	98,364,070
United Parcel Service, Inc., Class B	778,518	75,586,312

		382,120,550

Utilities 2.9%
AES Corp.	703,349	10,275,929
AGL Resources, Inc.	129,640	6,694,610
Ameren Corp.	257,420	9,897,799
American Electric Power Co., Inc.	539,102	28,027,913
CenterPoint Energy, Inc.	448,566	10,909,125
CMS Energy Corp.	317,784	9,193,491
Consolidated Edison, Inc.	330,165	18,518,955
Dominion Resources, Inc.	642,464	43,456,265
DTE Energy Co.	189,412	13,982,394
Duke Energy Corp.	778,999	56,189,198
Edison International	369,493	20,248,216
Entergy Corp.	198,153	14,431,483
Exelon Corp.	948,493	29,479,162
FirstEnergy Corp.	463,794	14,475,011
Integrys Energy Group, Inc.	86,594	5,677,103
NextEra Energy, Inc.	481,738	45,230,381
NiSource, Inc.	349,362	13,163,960
Northeast Utilities	337,500	14,816,250
NRG Energy, Inc.	378,600	11,721,456
Pepco Holdings, Inc.	312,500	8,390,625
PG&E Corp.	532,906	23,804,911
Pinnacle West Capital Corp.	125,361	6,705,560
PPL Corp.	684,070	22,567,469
Public Service Enterprise Group, Inc.	558,870	19,655,458
SCANA Corp.	157,500	8,013,600
Sempra Energy	251,269	25,054,032
TECO Energy, Inc.	194,819	3,401,540
The Southern Co.	983,925	42,594,113
Wisconsin Energy Corp.	269,500	11,744,810
Xcel Energy, Inc.	543,886	16,751,688

		565,072,507

Total Common Stock
(Cost $10,844,483,405)		18,946,071,519

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.5% of net assets

Time Deposits 2.3%
Australia & New Zealand Banking Group Ltd.
US Dollar
0.03%, 08/01/14	166,797,418	166,797,418
Bank of Tokyo - Mitsubishi UFJ
US Dollar
0.03%, 08/01/14	59,029,692	59,029,692
DNB
US Dollar
0.03%, 08/01/14	80,727,232	80,727,232
Sumitomo Mitsui Banking Corp.
US Dollar
0.03%, 08/01/14	133,930,118	133,930,118

		440,484,460

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.02%, 09/18/14 (c)(d)	33,000,000	32,999,340

Total Short-Term Investments
(Cost $473,483,800)		473,483,800

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	13,909,246	13,909,246

Total Collateral Invested for Securities on Loan
(Cost $13,909,246)		13,909,246

End of Collateral Invested for Securities on Loan.

At 07/31/14 tax basis cost of the fund’s investments was $11,359,674,631 and the unrealized appreciation and depreciation were $8,546,513,857 and ($486,633,169), respectively, with a net unrealized appreciation of $8,059,880,688.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $13,615,922.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

6

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	4,800	461,952,000	(2,345,616)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 7

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$18,946,071,519	$—	$—	$18,946,071,519
Short-Term Investments[1]	—	473,483,800	—	473,483,800

Total	$18,946,071,519	$473,483,800	$—	$19,419,555,319

Other Financial Instruments
Collateral Invested for Securities on Loan	$13,909,246	$—	$—	$13,909,246

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($2,345,616)	$—	$—	($2,345,616)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46816JUL14

8

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Common Stock	1,783,186,256	2,433,077,825
0.0%	Rights	320,914	320,914
0.0%	Warrants	—	—
2.0%	Short-Term Investments	50,092,218	50,092,218

100.4%	Total Investments	1,833,599,388	2,483,490,957
5.2%	Collateral Invested for Securities on Loan	127,652,541	127,652,541
(5.6%)	Other Assets and Liabilities, Net		(136,956,121)

100.0%	Net Assets		2,474,187,377

	Number	Value
Security	of Shares	($)

Common Stock 98.4% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	101,100	1,859,229
Cooper Tire & Rubber Co.	94,699	2,735,854
Cooper-Standard Holding, Inc. *	20,100	1,246,200
Dana Holding Corp.	230,000	5,147,400
Dorman Products, Inc. *	40,100	1,739,538
Drew Industries, Inc.	34,800	1,566,000
Federal-Mogul Holdings Corp. *	42,300	674,262
Fox Factory Holding Corp. *	14,100	209,808
Fuel Systems Solutions, Inc. *	22,300	234,150
Gentherm, Inc. *	52,600	2,201,310
Modine Manufacturing Co. *	73,100	1,006,587
Motorcar Parts of America, Inc. *	22,100	491,946
Remy International, Inc.	20,000	443,600
Shiloh Industries, Inc. *	12,600	214,200
Spartan Motors, Inc.	44,700	192,210
Standard Motor Products, Inc.	28,800	1,038,240
Stoneridge, Inc. *	42,600	467,322
Strattec Security Corp.	5,100	320,433
Superior Industries International, Inc.	37,500	701,625
Tenneco, Inc. *	90,936	5,792,623
Tower International, Inc. *	30,200	951,300
Winnebago Industries, Inc. *	38,500	904,750

		30,138,587

Banks 9.1%
1st Source Corp.	23,821	676,278
1st United Bancorp, Inc.	43,000	359,050
American National Bankshares, Inc.	10,700	230,157
Ameris Bancorp	38,000	829,920
Ames National Corp.	15,500	347,045
Arrow Financial Corp.	14,148	359,359
Astoria Financial Corp.	130,200	1,676,976
Banc of California, Inc.	43,600	517,532
BancFirst Corp.	10,116	616,064
Banco Latinoamericano de Comercio Exterior, S.A., Class E	45,657	1,355,556
BancorpSouth, Inc.	143,100	2,986,497
Bank Mutual Corp.	78,600	473,958
Bank of Marin Bancorp	9,100	407,862
Bank of the Ozarks, Inc.	116,900	3,597,013
BankFinancial Corp.	28,200	288,204
Banner Corp.	29,700	1,195,128
BBCN Bancorp, Inc.	114,300	1,716,786
BBX Capital Corp., Class A *	10,300	186,224
Beneficial Mutual Bancorp, Inc. *	44,503	582,099
Berkshire Hills Bancorp, Inc.	38,700	935,379
BNC Bancorp	32,787	543,608
BofI Holding, Inc. *	20,800	1,551,472
Boston Private Financial Holdings, Inc.	116,000	1,447,680
Bridge Bancorp, Inc.	16,100	384,790
Bridge Capital Holdings *	12,200	260,226
Brookline Bancorp, Inc.	105,522	952,864
Bryn Mawr Bank Corp.	19,300	569,350
Camden National Corp.	10,300	364,929
Capital Bank Financial Corp., Class A *	35,300	804,134
Capital City Bank Group, Inc.	15,300	205,479
Capitol Federal Financial, Inc.	210,000	2,457,000
Cardinal Financial Corp.	48,200	851,212
Cascade Bancorp *	55,003	298,116
Cathay General Bancorp	116,122	2,971,562
Centerstate Banks, Inc.	52,100	542,882
Central Pacific Financial Corp.	25,100	449,290
Century Bancorp, Inc., Class A	4,700	164,594
Charter Financial Corp.	32,459	355,426
Chemical Financial Corp.	50,231	1,386,376
Citizens & Northern Corp.	16,300	309,537
City Holding Co.	22,100	920,465
Clifton Bancorp, Inc.	38,861	480,322
CNB Financial Corp.	20,700	342,171
CoBiz Financial, Inc.	49,300	558,076
Columbia Banking System, Inc.	77,500	1,975,475
Community Bank System, Inc.	61,200	2,156,076
Community Trust Bancorp, Inc.	21,780	762,082
CommunityOne Bancorp *	13,700	126,177
ConnectOne Bancorp, Inc.	32,060	609,140
CU Bancorp *	13,400	248,704
Customers Bancorp, Inc. *	37,450	710,052
CVB Financial Corp.	155,319	2,374,827

 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dime Community Bancshares, Inc.	50,600	765,072
Eagle Bancorp, Inc. *	34,480	1,148,529
Enterprise Bancorp, Inc.	13,914	272,854
Enterprise Financial Services Corp.	28,000	488,600
ESB Financial Corp.	20,040	249,097
Essent Group Ltd. *	61,100	1,112,631
EverBank Financial Corp.	133,700	2,540,300
F.N.B. Corp.	244,137	3,002,885
Federal Agricultural Mortgage Corp., Class C	15,800	460,570
Fidelity Southern Corp.	20,948	290,130
Financial Institutions, Inc.	18,500	410,700
First Bancorp	31,600	508,128
First BanCorp *	152,900	785,906
First Bancorp, Inc.	12,096	198,495
First Busey Corp.	103,200	572,760
First Business Financial Services, Inc.	5,800	252,996
First Citizens BancShares, Inc., Class A	11,100	2,468,085
First Commonwealth Financial Corp.	144,929	1,240,592
First Community Bancshares, Inc.	24,600	361,866
First Connecticut Bancorp, Inc.	23,900	355,632
First Defiance Financial Corp.	13,000	351,130
First Financial Bancorp	88,789	1,450,812
First Financial Bankshares, Inc.	96,462	2,834,054
First Financial Corp.	17,700	542,682
First Financial Northwest, Inc.	22,000	231,440
First Interstate BancSystem, Inc.	28,833	752,541
First Merchants Corp.	50,700	1,010,451
First Midwest Bancorp, Inc.	112,863	1,828,381
First NBC Bank Holding Co. *	21,900	696,201
FirstMerit Corp.	246,215	4,333,384
Flagstar Bancorp, Inc. *	28,300	517,890
Flushing Financial Corp.	47,500	882,550
Fox Chase Bancorp, Inc.	19,500	327,990
Franklin Financial Corp. *	15,300	304,317
German American Bancorp, Inc.	20,700	535,095
Glacier Bancorp, Inc.	109,611	2,902,499
Great Southern Bancorp, Inc.	13,600	424,048
Guaranty Bancorp	20,920	271,960
Hampton Roads Bankshares, Inc. *	74,100	122,265
Hancock Holding Co.	120,749	3,917,098
Hanmi Financial Corp.	45,900	969,408
Heartland Financial USA, Inc.	24,500	583,835
Heritage Commerce Corp.	27,900	223,200
Heritage Financial Corp.	45,545	724,621
Heritage Oaks Bancorp *	27,600	197,064
Home BancShares, Inc.	79,380	2,386,163
Home Loan Servicing Solutions Ltd.	106,900	2,287,660
HomeStreet, Inc.	24,822	432,896
HomeTrust Bancshares, Inc. *	29,400	447,174
Horizon Bancorp	12,400	264,368
Hudson Valley Holding Corp.	20,000	347,800
Iberiabank Corp.	46,900	3,077,109
Independent Bank Corp., Massachusetts	36,100	1,318,011
Independent Bank Corp., Michigan	33,600	444,864
Independent Bank Group, Inc.	13,400	643,334
International Bancshares Corp.	82,800	2,098,980
Investors Bancorp, Inc.	525,504	5,438,966
Kearny Financial Corp. *	22,000	331,540
Ladder Capital Corp., Class A *	22,800	401,280
Lakeland Bancorp, Inc.	53,497	537,110
Lakeland Financial Corp.	23,200	844,248
Macatawa Bank Corp.	33,800	158,860
MainSource Financial Group, Inc.	33,544	547,774
MB Financial, Inc.	81,224	2,188,175
Mercantile Bank Corp.	25,300	483,736
Merchants Bancshares, Inc.	9,946	289,031
Meridian Bancorp, Inc. *	28,891	313,758
Meta Financial Group, Inc.	7,800	287,040
Metro Bancorp, Inc. *	23,269	534,024
MGIC Investment Corp. *	496,600	3,669,874
MidSouth Bancorp, Inc.	10,200	198,900
MidWestOne Financial Group, Inc.	9,300	218,550
NASB Financial, Inc. (c)	5,800	130,500
National Bank Holdings Corp., Class A	59,400	1,176,714
National Bankshares, Inc.	9,300	270,909
National Penn Bancshares, Inc.	177,978	1,833,173
NBT Bancorp, Inc.	62,323	1,456,489
NewBridge Bancorp *	49,300	369,257
NMI Holdings, Inc., Class A *	74,100	740,259
Northfield Bancorp, Inc.	78,586	1,002,757
Northrim BanCorp, Inc.	8,900	218,050
Northwest Bancshares, Inc.	140,909	1,747,272
OceanFirst Financial Corp.	19,600	311,836
OFG Bancorp	64,500	1,029,420
Old Line Bancshares, Inc.	12,300	172,323
Old National Bancorp	157,883	2,112,475
OmniAmerican Bancorp, Inc.	15,900	392,889
Opus Bank *	7,500	222,750
Oritani Financial Corp.	67,950	1,005,660
Pacific Continental Corp.	24,700	331,968
Pacific Premier Bancorp, Inc. *	22,000	314,600
Palmetto Bancshares, Inc.	7,300	96,360
Park National Corp.	18,853	1,420,385
Park Sterling Corp.	62,100	426,006
Peapack-Gladstone Financial Corp.	17,700	327,450
Penns Woods Bancorp, Inc.	7,100	304,661
PennyMac Financial Services, Inc., Class A *	18,200	275,366
Peoples Bancorp, Inc.	14,100	328,953
Peoples Financial Services Corp. (c)	11,100	519,258
Pinnacle Financial Partners, Inc.	51,932	1,921,484
Preferred Bank *	16,100	357,259
PrivateBancorp, Inc.	105,076	3,026,189
Prosperity Bancshares, Inc.	102,300	5,946,699
Provident Financial Services, Inc.	89,751	1,499,739
Radian Group, Inc.	286,004	3,620,811
Renasant Corp.	48,181	1,368,340
Republic Bancorp, Inc., Class A	13,300	309,358
Republic First Bancorp, Inc. *	45,400	199,760
S&T Bancorp, Inc.	46,181	1,123,584

2

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sandy Spring Bancorp, Inc.	39,900	934,059
Seacoast Banking Corp of Florida *	26,520	274,482
ServisFirst Bancshares, Inc.	4,200	118,398
Sierra Bancorp	15,900	251,220
Simmons First National Corp., Class A	25,700	1,018,491
South State Corp.	35,763	2,078,188
Southside Bancshares, Inc. (c)	27,894	817,573
Southwest Bancorp, Inc.	32,600	502,692
Square 1 Financial, Inc., Class A *	8,800	167,728
State Bank Financial Corp.	50,800	838,708
Sterling Bancorp	121,067	1,440,697
Stock Yards Bancorp, Inc.	23,620	691,357
Stonegate Bank	14,600	347,772
Stonegate Mortgage Corp. *(c)	21,000	270,270
Suffolk Bancorp *	16,500	334,125
Sun Bancorp, Inc. *	50,400	189,504
Susquehanna Bancshares, Inc.	272,608	2,775,149
Talmer Bancorp, Inc., Class A *	26,700	357,513
Taylor Capital Group, Inc. *	24,600	524,472
Territorial Bancorp, Inc.	16,000	321,600
Texas Capital Bancshares, Inc. *	63,200	3,289,560
The Bancorp, Inc. *	52,100	494,950
The Bank of Kentucky Financial Corp.	11,000	380,050
The First of Long Island Corp.	13,000	457,340
Tompkins Financial Corp.	23,042	1,024,908
Towne Bank	43,379	641,142
Tree.com, Inc. *	8,300	211,816
Trico Bancshares	26,900	601,753
TriState Capital Holdings, Inc. *	32,400	317,196
TrustCo Bank Corp.	147,155	969,751
Trustmark Corp.	99,977	2,302,470
UMB Financial Corp.	55,400	3,137,302
Umpqua Holdings Corp.	244,421	4,135,603
Union Bankshares Corp.	69,268	1,654,120
United Bankshares, Inc.	101,348	3,251,244
United Community Banks, Inc.	73,400	1,214,770
United Community Financial Corp.	71,100	305,730
United Financial Bancorp, Inc.	79,107	1,003,077
Univest Corp. of Pennsylvania	22,500	425,700
Valley National Bancorp	294,100	2,817,478
ViewPoint Financial Group, Inc.	57,100	1,435,494
Walker & Dunlop, Inc. *	23,500	320,775
Washington Federal, Inc.	148,700	3,116,752
Washington Trust Bancorp, Inc.	21,000	722,400
Waterstone Financial, Inc.	50,504	557,059
Webster Financial Corp.	134,400	3,853,248
WesBanco, Inc.	39,298	1,174,224
West Bancorp, Inc.	20,800	302,848
Westamerica Bancorp	38,600	1,845,852
Western Alliance Bancorp *	113,952	2,609,501
Wilshire Bancorp, Inc.	98,300	925,986
Wintrust Financial Corp.	68,255	3,162,254
WSFS Financial Corp.	12,500	894,875
Yadkin Financial Corp. *	32,562	604,351

		224,409,690

Capital Goods 8.4%
AAON, Inc.	61,087	1,198,527
AAR Corp.	60,497	1,627,369
Accuride Corp. *	65,000	325,000
Aceto Corp.	39,400	660,344
Actuant Corp., Class A	104,148	3,361,897
Aegion Corp. *	54,400	1,246,304
Aerovironment, Inc. *	26,700	840,783
Aircastle Ltd.	94,800	1,701,660
Alamo Group, Inc.	10,500	499,065
Albany International Corp., Class A	42,100	1,508,864
Altra Industrial Motion Corp.	38,400	1,203,840
Ameresco, Inc., Class A *	27,700	208,304
American Railcar Industries, Inc.	14,631	1,001,053
American Science & Engineering, Inc.	12,200	766,160
American Woodmark Corp. *	18,900	555,660
Apogee Enterprises, Inc.	43,400	1,408,330
Applied Industrial Technologies, Inc.	62,466	3,027,102
ARC Group Worldwide, Inc. *	6,000	89,220
Argan, Inc.	19,900	674,610
Astec Industries, Inc.	27,695	1,076,505
Astronics Corp. *	23,160	1,343,280
AZZ, Inc.	38,800	1,693,232
Barnes Group, Inc.	80,440	2,755,070
Beacon Roofing Supply, Inc. *	72,382	2,000,639
Blount International, Inc. *	77,662	1,014,266
Briggs & Stratton Corp.	69,593	1,275,640
Builders FirstSource, Inc. *	60,900	361,746
CAI International, Inc. *	24,500	467,705
Capstone Turbine Corp. *(c)	483,600	672,204
Chart Industries, Inc. *	45,102	3,430,007
CIRCOR International, Inc.	26,300	1,890,181
CLARCOR, Inc.	74,600	4,424,526
Columbus McKinnon Corp.	30,600	711,450
Comfort Systems USA, Inc.	57,000	849,300
Commercial Vehicle Group, Inc. *	33,500	306,860
Continental Building Products, Inc. *	20,200	266,438
Cubic Corp.	30,215	1,325,230
Curtiss-Wright Corp.	71,982	4,571,577
DigitalGlobe, Inc. *	110,735	2,895,720
Douglas Dynamics, Inc.	30,400	507,680
Ducommun, Inc. *	15,100	417,515
DXP Enterprises, Inc. *	19,000	1,349,570
Dycom Industries, Inc. *	50,500	1,420,060
Dynamic Materials Corp.	23,217	475,484
EMCOR Group, Inc.	99,500	4,072,535
Encore Wire Corp.	31,441	1,318,636
Energy Recovery, Inc. *(c)	61,300	274,624
EnerSys	68,878	4,368,932
Engility Holdings, Inc. *	24,500	846,720
Enphase Energy, Inc. *	32,800	337,840
EnPro Industries, Inc. *	34,000	2,326,280
Erickson, Inc. *(c)	5,400	79,002
ESCO Technologies, Inc.	37,669	1,263,795
Esterline Technologies Corp. *	47,000	5,101,850
Federal Signal Corp.	94,400	1,365,024
Franklin Electric Co., Inc.	70,936	2,599,804

 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FreightCar America, Inc.	16,000	345,280
FuelCell Energy, Inc. *(c)	330,000	818,400
Furmanite Corp. *	59,700	546,255
GenCorp, Inc. *	89,400	1,586,850
Generac Holdings, Inc. *	101,000	4,383,400
General Cable Corp.	70,000	1,556,100
General Finance Corp. *	16,200	144,342
Gibraltar Industries, Inc. *	46,000	675,740
Global Brass & Copper Holdings, Inc.	31,300	475,134
Global Power Equipment Group, Inc.	23,600	388,692
GrafTech International Ltd. *	176,400	1,481,760
Graham Corp.	15,200	458,432
Granite Construction, Inc.	58,000	1,887,900
Great Lakes Dredge & Dock Corp. *	85,200	615,144
Griffon Corp.	63,821	687,352
H&E Equipment Services, Inc. *	46,100	1,667,898
Harsco Corp.	118,500	2,994,495
HEICO Corp.	97,606	4,798,311
Hillenbrand, Inc.	92,100	2,767,605
Houston Wire & Cable Co.	23,800	285,838
Hurco Cos., Inc.	8,600	276,146
Hyster-Yale Materials Handling, Inc.	15,554	1,245,875
Insteel Industries, Inc.	29,600	543,160
John Bean Technologies Corp.	44,800	1,167,040
Kadant, Inc.	16,500	629,310
Kaman Corp.	39,349	1,574,354
Kratos Defense & Security Solutions, Inc. *	62,600	456,980
L.B. Foster Co., Class A	14,500	676,425
Layne Christensen Co. *	28,311	307,174
Lindsay Corp. (c)	19,331	1,564,844
LMI Aerospace, Inc. *	12,300	161,007
LSI Industries, Inc.	34,500	246,330
Lydall, Inc. *	26,600	671,118
Manitex International, Inc. *	17,500	241,850
Masonite International Corp. *	43,200	2,117,232
MasTec, Inc. *	90,973	2,473,556
Meritor, Inc. *	145,700	1,831,449
Miller Industries, Inc.	15,800	303,202
Moog, Inc., Class A *	65,300	4,311,106
Mueller Industries, Inc.	84,248	2,344,622
Mueller Water Products, Inc., Class A	238,600	1,849,150
MYR Group, Inc. *	33,000	818,730
National Presto Industries, Inc. (c)	7,100	455,110
NCI Building Systems, Inc. *	41,200	690,512
NN, Inc.	26,700	774,300
Norcraft Cos, Inc. *	10,700	150,870
Nortek, Inc. *	14,128	1,126,991
Northwest Pipe Co. *	15,513	556,141
Omega Flex, Inc.	10,802	182,986
Orbital Sciences Corp. *	90,336	2,318,925
Orion Marine Group, Inc. *	36,200	391,322
Patrick Industries, Inc. *	12,000	499,800
PGT, Inc. *	69,300	641,718
Pike Corp. *	37,000	298,220
Plug Power, Inc. *(c)	245,100	1,328,442
Ply Gem Holdings, Inc. *	32,400	269,892
Polypore International, Inc. *	66,100	2,848,910
Powell Industries, Inc.	13,000	759,330
Power Solutions International, Inc. *	6,600	403,128
PowerSecure International, Inc. *	31,100	305,713
Preformed Line Products Co.	3,300	178,827
Primoris Services Corp.	56,900	1,358,772
Proto Labs, Inc. *	33,200	2,689,200
Quanex Building Products Corp.	55,404	946,854
Raven Industries, Inc.	53,000	1,477,110
RBC Bearings, Inc.	33,500	1,858,580
Revolution Lighting Technologies, Inc. *(c)	42,300	89,676
Rexnord Corp. *	110,200	2,965,482
Rush Enterprises, Inc., Class A *	51,987	1,831,502
SIFCO Industries, Inc.	3,700	103,563
Simpson Manufacturing Co., Inc.	60,494	1,839,623
Sparton Corp. *	14,600	403,544
Standex International Corp.	19,600	1,292,620
Sterling Construction Co., Inc. *	22,000	195,140
Stock Building Supply Holdings, Inc. *	21,400	315,864
Sun Hydraulics Corp.	32,750	1,194,720
TAL International Group, Inc. *	50,300	2,223,260
Taser International, Inc. *	76,200	918,972
Teledyne Technologies, Inc. *	55,571	5,068,075
Tennant Co.	26,700	1,947,765
Textainer Group Holdings Ltd. (c)	33,331	1,218,915
The ExOne Co. *(c)	14,600	477,566
The Gorman-Rupp Co.	29,031	841,318
The Greenbrier Cos., Inc.	40,500	2,610,225
The KEYW Holding Corp. *(c)	45,400	594,740
Thermon Group Holdings, Inc. *	46,800	1,140,984
Titan International, Inc.	64,600	963,832
Titan Machinery, Inc. *(c)	23,200	340,112
Trex Co., Inc. *	51,572	1,451,752
TriMas Corp. *	67,000	2,122,560
Tutor Perini Corp. *	54,030	1,471,237
Twin Disc, Inc.	11,300	325,892
Universal Forest Products, Inc.	30,262	1,324,870
Vicor Corp. *	26,200	206,456
Wabash National Corp. *	98,800	1,344,668
Watsco, Inc.	38,506	3,448,982
Watts Water Technologies, Inc., Class A	42,718	2,497,294
Woodward, Inc.	97,300	4,861,108
Xerium Technologies, Inc. *	15,600	202,800

		208,083,377

Commercial & Professional Supplies 3.4%
ABM Industries, Inc.	82,409	2,028,086
Acacia Research Corp. (c)	72,500	1,236,850
ACCO Brands Corp. *	161,700	1,070,454
ARC Document Solutions, Inc. *	64,500	351,525
Barrett Business Services, Inc.	10,200	582,216
Brady Corp., Class A	69,929	1,828,643
Casella Waste Systems, Inc., Class A *	52,000	245,440
CBIZ, Inc. *	64,100	523,056
CDI Corp.	19,400	269,078

4

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ceco Environmental Corp.	32,152	436,624
Cenveo, Inc. *(c)	73,800	248,706
Civeo Corp. *	137,700	3,497,580
Corporate Resource Services, Inc. *(c)	36,000	71,280
CRA International, Inc. *	14,500	346,260
Deluxe Corp.	73,446	4,040,264
Ennis, Inc.	38,200	541,676
Exponent, Inc.	20,100	1,428,708
Franklin Covey Co. *	17,900	337,594
FTI Consulting, Inc. *	60,600	2,239,776
G&K Services, Inc., Class A	29,830	1,434,525
GP Strategies Corp. *	19,900	541,479
Healthcare Services Group, Inc.	102,425	2,677,390
Heidrick & Struggles International, Inc.	24,100	449,947
Heritage-Crystal Clean, Inc. *	16,900	286,624
Herman Miller, Inc.	88,300	2,581,892
Hill International, Inc. *	35,300	169,793
HNI Corp.	68,300	2,413,722
Huron Consulting Group, Inc. *	34,800	2,103,312
ICF International, Inc. *	28,200	974,874
InnerWorkings, Inc. *	63,200	515,080
Insperity, Inc.	33,210	1,059,731
Interface, Inc.	97,500	1,545,375
Kelly Services, Inc., Class A	38,323	610,869
Kforce, Inc.	39,300	781,677
Kimball International, Inc., Class B	51,600	813,732
Knoll, Inc.	73,803	1,240,628
Korn/Ferry International *	74,261	2,184,759
McGrath RentCorp	39,735	1,372,844
Mistras Group, Inc. *	26,414	557,864
Mobile Mini, Inc.	68,568	2,589,128
MSA Safety, Inc.	43,089	2,231,148
Multi-Color Corp.	18,500	728,345
Navigant Consulting, Inc. *	72,548	1,183,983
NL Industries, Inc.	8,900	77,430
On Assignment, Inc. *	79,700	2,152,697
Paylocity Holding Corp. *	12,300	240,957
Pendrell Corp. *	230,900	339,423
Performant Financial Corp. *	43,700	419,083
Quad Graphics, Inc.	41,700	880,704
Quest Resource Holding Corp. *(c)	19,000	79,420
Resources Connection, Inc.	55,350	835,785
RPX Corp. *	77,800	1,213,680
SP Plus Corp. *	21,200	415,520
Steelcase, Inc., Class A	120,042	1,812,634
Team, Inc. *	31,600	1,251,676
Tetra Tech, Inc.	97,100	2,357,588
The Advisory Board Co. *	54,782	2,746,769
The Brink’s Co.	72,300	1,940,532
The Corporate Executive Board Co.	50,622	3,142,108
TriNet Group, Inc. *	23,100	540,540
TrueBlue, Inc. *	61,576	1,661,936
UniFirst Corp.	22,135	2,151,743
United Stationers, Inc.	57,734	2,227,378
US Ecology, Inc.	31,200	1,412,112
Viad Corp.	30,396	645,003
VSE Corp.	5,500	327,635
WageWorks, Inc. *	51,500	2,149,610
West Corp.	56,500	1,456,005

		84,850,505

Consumer Durables & Apparel 2.6%
Arctic Cat, Inc.	18,800	669,280
Beazer Homes USA, Inc. *	38,540	591,589
Black Diamond, Inc. *	36,700	322,226
Brunswick Corp.	136,700	5,513,111
Callaway Golf Co.	109,169	829,684
Cavco Industries, Inc. *	13,000	928,070
Columbia Sportswear Co.	20,300	1,517,628
Crocs, Inc. *	133,500	2,118,645
CSS Industries, Inc.	13,400	330,846
Culp, Inc.	12,000	217,440
Escalade, Inc.	14,500	230,550
Ethan Allen Interiors, Inc.	38,179	875,063
Flexsteel Industries, Inc.	6,200	187,612
G-III Apparel Group Ltd. *	28,355	2,202,333
Helen of Troy Ltd. *	42,000	2,252,460
Hovnanian Enterprises, Inc., Class A *	161,300	645,200
Iconix Brand Group, Inc. *	67,200	2,837,856
Installed Building Products, Inc. *	12,800	141,824
iRobot Corp. *(c)	42,000	1,359,540
JAKKS Pacific, Inc. *(c)	36,400	227,136
Johnson Outdoors, Inc., Class A	8,500	196,010
KB Home	125,600	2,047,280
La-Z-Boy, Inc.	79,600	1,674,784
LeapFrog Enterprises, Inc. *	90,800	655,576
LGI Homes, Inc. *	21,000	381,990
Libbey, Inc. *	34,179	890,021
Lifetime Brands, Inc.	12,400	210,800
M.D.C. Holdings, Inc.	59,600	1,607,412
M/I Homes, Inc. *	34,500	710,010
Malibu Boats, Inc., Class A *	12,300	236,775
Marine Products Corp.	13,700	116,313
Meritage Homes Corp. *	58,985	2,259,126
Movado Group, Inc.	27,200	1,113,296
NACCO Industries, Inc., Class A	7,777	370,885
Nautilus, Inc. *	44,200	440,232
Oxford Industries, Inc.	22,396	1,334,130
Perry Ellis International, Inc. *	16,800	309,120
Quiksilver, Inc. *	206,300	616,837
R. G. Barry Corp.	17,500	330,575
Sequential Brands Group, Inc. *(c)	24,800	298,344
Skechers U.S.A., Inc., Class A *	56,978	2,972,542
Skullcandy, Inc. *	22,200	150,072
Smith & Wesson Holding Corp. *(c)	80,900	999,115
Standard Pacific Corp. *	209,500	1,579,630
Steven Madden Ltd. *	85,550	2,724,767
Sturm, Ruger & Co., Inc. (c)	29,100	1,453,836
The Dixie Group, Inc. *	22,000	184,580
The New Home Co., Inc. *	16,049	208,797
The Ryland Group, Inc.	68,400	2,195,640
TRI Pointe Homes, Inc. *	214,600	2,899,246
Tumi Holdings, Inc. *	73,300	1,545,164
Turtle Beach Corp. *	11,000	88,990
UCP, Inc., Class A *	11,100	138,417

 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unifi, Inc. *	21,300	610,032
Universal Electronics, Inc. *	24,700	1,176,461
Vera Bradley, Inc. *	30,900	612,747
Vince Holding Corp. *	16,700	564,293
WCI Communities, Inc. *	17,200	295,668
William Lyon Homes, Class A *	25,700	632,734
Wolverine World Wide, Inc.	149,872	3,635,895

		64,466,235

Consumer Services 3.8%
2U, Inc. *	15,100	212,306
American Public Education, Inc. *	25,200	899,640
Ascent Capital Group, Inc., Class A *	19,700	1,221,006
Belmond Ltd., Class A *	143,700	1,781,880
Biglari Holdings, Inc. *	2,160	918,022
BJ’s Restaurants, Inc. *	36,300	1,244,001
Bloomin’ Brands, Inc. *	113,200	2,217,588
Bob Evans Farms, Inc.	36,246	1,722,047
Boyd Gaming Corp. *	113,800	1,251,800
Bravo Brio Restaurant Group, Inc. *	28,900	430,610
Bridgepoint Education, Inc. *	29,700	356,697
Bright Horizons Family Solutions, Inc. *	45,000	1,870,650
Buffalo Wild Wings, Inc. *	28,168	4,093,374
Caesars Acquisition Co., Class A *(c)	67,100	771,650
Caesars Entertainment Corp. *(c)	75,200	1,203,200
Capella Education Co.	15,800	1,010,568
Career Education Corp. *	91,200	466,032
Carriage Services, Inc.	21,800	351,634
Carrols Restaurant Group, Inc. *	51,700	388,267
Chegg, Inc. *(c)	108,100	695,083
Churchill Downs, Inc.	19,161	1,657,426
Chuy’s Holdings, Inc. *	23,100	661,815
ClubCorp Holdings, Inc.	30,000	507,300
Collectors Universe, Inc. (c)	10,100	202,202
Cracker Barrel Old Country Store, Inc.	28,481	2,761,518
Del Frisco’s Restaurant Group, Inc. *	34,700	739,804
Denny’s Corp. *	132,500	907,625
Diamond Resorts International, Inc. *	51,900	1,295,424
DineEquity, Inc.	24,897	2,017,902
Education Management Corp. *(c)	36,600	47,214
Einstein Noah Restaurant Group, Inc.	16,300	246,619
Empire Resorts, Inc. *(c)	22,100	106,743
Famous Dave’s of America, Inc. *	6,900	172,017
Fiesta Restaurant Group, Inc. *	39,300	1,783,434
Grand Canyon Education, Inc. *	69,875	3,004,625
Houghton Mifflin Harcourt Co. *	159,900	2,799,849
Ignite Restaurant Group, Inc. *	9,100	116,935
International Speedway Corp., Class A	39,200	1,188,544
Interval Leisure Group, Inc.	61,100	1,294,098
Intrawest Resorts Holdings, Inc. *	26,900	303,163
Isle of Capri Casinos, Inc. *	27,300	215,943
ITT Educational Services, Inc. *(c)	33,300	473,859
Jack in the Box, Inc.	58,788	3,362,086
Jamba, Inc. *	21,560	256,995
K12, Inc. *	50,400	1,174,824
Krispy Kreme Doughnuts, Inc. *	99,100	1,517,221
La Quinta Holdings, Inc. *	65,000	1,221,350
Liberty Tax, Inc. *	6,500	228,215
Life Time Fitness, Inc. *	59,977	2,360,095
LifeLock, Inc. *	118,100	1,639,228
Marriott Vacations Worldwide Corp. *	41,600	2,394,080
Matthews International Corp., Class A	44,959	1,955,268
Monarch Casino & Resort, Inc. *	11,900	148,512
Morgans Hotel Group Co. *	38,000	283,100
Multimedia Games Holding Co., Inc. *	45,200	1,090,224
Nathan’s Famous, Inc. *	3,700	183,927
Noodles & Co. *	15,900	446,790
Papa John’s International, Inc.	44,910	1,872,298
Papa Murphy’s Holdings, Inc. *(c)	11,500	94,760
Penn National Gaming, Inc. *	115,300	1,208,344
Pinnacle Entertainment, Inc. *	86,685	1,889,733
Popeyes Louisiana Kitchen, Inc. *	35,800	1,442,740
Potbelly Corp. *(c)	21,900	253,821
Red Robin Gourmet Burgers, Inc. *	21,600	1,390,176
Regis Corp.	67,749	943,744
Ruby Tuesday, Inc. *	87,200	524,072
Ruth’s Hospitality Group, Inc.	56,600	642,410
Scientific Games Corp., Class A *	77,100	658,434
Sonic Corp. *	82,829	1,710,419
Sotheby’s	89,400	3,544,710
Speedway Motorsports, Inc.	15,784	275,273
Steiner Leisure Ltd. *	20,909	834,478
Strayer Education, Inc. *	16,400	849,848
Texas Roadhouse, Inc.	102,296	2,545,124
The Cheesecake Factory, Inc.	73,300	3,143,104
The Marcus Corp.	27,300	482,391
Universal Technical Institute, Inc.	37,700	451,269
Vail Resorts, Inc.	53,571	4,044,610
Weight Watchers International, Inc. (c)	40,600	880,614
Zoe’s Kitchen, Inc. *(c)	8,600	249,486

		93,803,887

Diversified Financials 2.5%
Arlington Asset Investment Corp., Class A	28,400	740,672
BGC Partners, Inc., Class A	255,600	2,001,348
Calamos Asset Management, Inc., Class A	24,400	289,384
Cash America International, Inc.	41,570	1,845,292
CIFC Corp.	23,300	198,982
Cohen & Steers, Inc. (c)	28,128	1,167,593
Consumer Portfolio Services, Inc. *	24,200	175,692
CorEnergy Infrastructure Trust, Inc.	46,400	369,808
Cowen Group, Inc., Class A *	169,300	677,200
Credit Acceptance Corp. *	10,800	1,228,230

6

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Diamond Hill Investment Group, Inc.	4,100	523,898
Encore Capital Group, Inc. *	37,800	1,605,744
Evercore Partners, Inc., Class A	49,100	2,678,896
Ezcorp, Inc., Class A *	77,400	757,746
FBR & Co. *	14,036	392,446
Financial Engines, Inc.	75,600	2,944,620
First Cash Financial Services, Inc. *	42,100	2,374,861
FXCM, Inc., Class A	66,800	909,816
Gain Capital Holdings, Inc.	34,000	216,240
GAMCO Investors, Inc., Class A	9,700	743,311
GFI Group, Inc.	122,968	557,045
Green Dot Corp., Class A *	49,133	883,903
Greenhill & Co., Inc.	40,900	1,871,993
HFF, Inc., Class A	49,800	1,691,208
ICG Group, Inc. *	60,400	1,021,968
INTL FCStone, Inc. *	20,400	399,840
Investment Technology Group, Inc. *	55,265	1,010,797
Janus Capital Group, Inc.	221,800	2,526,302
JGWPT Holdings, Inc., Class A *	14,200	157,762
KCG Holdings, Inc., Class A *	77,466	884,662
Ladenburg Thalmann Financial Services, Inc. *	142,600	446,338
Manning & Napier, Inc.	20,900	358,435
Marcus & Millichap, Inc. *	10,000	245,700
MarketAxess Holdings, Inc.	56,160	3,157,877
Marlin Business Services Corp.	11,600	213,440
Moelis & Co. *	10,800	367,848
Nelnet, Inc., Class A	30,500	1,257,515
NewStar Financial, Inc. *	36,500	413,545
Nicholas Financial, Inc.	13,000	169,260
Oppenheimer Holdings, Inc., Class A	13,800	314,916
PHH Corp. *	84,763	1,979,216
PICO Holdings, Inc. *	32,300	715,445
Piper Jaffray Cos. *	24,739	1,276,532
Portfolio Recovery Associates, Inc. *	73,229	4,317,582
Pzena Investment Management, Inc., Class A	13,700	142,617
RCS Capital Corp., Class A	13,963	287,917
Regional Management Corp. *	15,700	255,282
Resource America, Inc., Class A	16,500	155,430
Safeguard Scientifics, Inc. *	34,100	676,885
Silvercrest Asset Management Group, Inc., Class A	10,000	161,200
Springleaf Holdings, Inc. *	35,200	921,536
Stifel Financial Corp. *	97,310	4,455,825
SWS Group, Inc. *	39,000	279,240
Tiptree Financial, Inc., Class A	12,500	88,875
Virtus Investment Partners, Inc.	10,500	2,153,025
Walter Investment Management Corp. *(c)	57,403	1,583,175
Westwood Holdings Group, Inc.	11,500	618,815
WisdomTree Investments, Inc. *	159,800	1,639,548
World Acceptance Corp. *(c)	11,900	964,852

		62,465,130

Energy 6.0%
Abraxas Petroleum Corp. *	129,000	657,900
Adams Resources & Energy, Inc.	2,900	189,486
Alon USA Energy, Inc.	40,400	519,140
Alpha Natural Resources, Inc. *(c)	332,200	1,126,158
American Eagle Energy Corp. *	44,600	286,778
Amyris, Inc. *(c)	41,500	156,040
Apco Oil & Gas International, Inc. *	12,200	168,482
Approach Resources, Inc. *(c)	57,800	1,216,112
Arch Coal, Inc. (c)	326,100	968,517
Ardmore Shipping Corp.	26,500	347,945
Basic Energy Services, Inc. *	46,100	1,105,939
Bill Barrett Corp. *	75,298	1,807,905
Bonanza Creek Energy, Inc. *	48,100	2,696,486
BPZ Resources, Inc. *	156,600	410,292
Bristow Group, Inc.	53,085	3,788,676
C&J Energy Services, Inc. *	68,600	2,055,256
Callon Petroleum Co. *	62,300	615,524
CARBO Ceramics, Inc.	29,300	3,649,022
Carrizo Oil & Gas, Inc. *	67,911	4,170,415
CHC Group Ltd. *	53,100	382,320
Clayton Williams Energy, Inc. *	8,600	915,126
Clean Energy Fuels Corp. *(c)	108,338	1,079,046
Cloud Peak Energy, Inc. *	92,300	1,428,804
Comstock Resources, Inc.	71,200	1,684,592
Contango Oil & Gas Co. *	25,520	1,026,670
Dawson Geophysical Co.	10,600	266,060
Delek US Holdings, Inc.	87,100	2,545,062
DHT Holdings, Inc.	101,800	673,916
Diamondback Energy, Inc. *	61,903	5,090,284
Dorian LPG Ltd. *	10,700	214,749
Emerald Oil, Inc. *(c)	81,585	598,834
Energy XXI (Bermuda) Ltd.	136,206	2,718,672
Era Group, Inc. *	28,700	769,160
Evolution Petroleum Corp.	30,500	323,605
EXCO Resources, Inc. (c)	222,774	1,026,988
Exterran Holdings, Inc.	85,700	3,620,825
Forest Oil Corp. *	177,000	361,080
Forum Energy Technologies, Inc. *	87,400	2,909,546
Frontline Ltd. *(c)	102,700	247,507
FX Energy, Inc. *	75,100	232,059
GasLog Ltd.	61,800	1,575,900
Gastar Exploration, Inc. *	77,800	515,036
Geospace Technologies Corp. *	19,800	796,752
Glori Energy, Inc. *(c)	17,900	144,990
Goodrich Petroleum Corp. *	51,000	982,260
Green Plains, Inc.	54,900	2,058,201
Gulf Island Fabrication, Inc.	21,000	409,500
Gulfmark Offshore, Inc., Class A	39,300	1,504,011
Halcon Resources Corp. *(c)	382,521	2,276,000
Hallador Energy Co.	15,600	218,712
Harvest Natural Resources, Inc. *	61,800	266,976
Helix Energy Solutions Group, Inc. *	157,307	4,000,317
Hercules Offshore, Inc. *	231,200	816,136
Hornbeck Offshore Services, Inc. *	54,245	2,370,506
ION Geophysical Corp. *	179,100	671,625

 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Isramco, Inc. *(c)	1,400	175,644
Jones Energy, Inc., Class A *	15,900	299,238
Key Energy Services, Inc. *	192,700	1,183,178
Kodiak Oil & Gas Corp. *	393,800	6,119,652
Magnum Hunter Resources Corp. *	291,600	1,874,988
Matador Resources Co. *	107,500	2,906,800
Matrix Service Co. *	40,900	1,098,165
McDermott International, Inc. *(c)	348,500	2,544,050
Midstates Petroleum Co., Inc. *(c)	47,300	301,774
Miller Energy Resources, Inc. *(c)	41,600	203,424
Mitcham Industries, Inc. *	18,500	239,945
Natural Gas Services Group, Inc. *	20,500	639,600
Navios Maritime Acq Corp. (c)	120,600	385,920
Newpark Resources, Inc. *	126,710	1,549,663
Nordic American Offshore Ltd. *	1,156	21,155
Nordic American Tankers Ltd. (c)	133,500	1,149,435
North Atlantic Drilling Ltd.	106,800	1,041,300
Northern Oil & Gas, Inc. *	89,600	1,441,664
Nuverra Environmental Solutions, Inc. *(c)	19,620	365,324
Pacific Ethanol, Inc. *	29,700	529,848
Panhandle Oil & Gas, Inc., Class A	9,400	605,548
Parker Drilling Co. *	181,265	1,120,218
Parsley Energy, Inc., Class A *	78,579	1,773,528
PDC Energy, Inc. *	52,903	2,870,517
Penn Virginia Corp. *	96,278	1,253,540
PetroQuest Energy, Inc. *	84,900	544,209
PHI, Inc. - Non Voting Shares *	17,500	690,375
Pioneer Energy Services Corp. *	91,500	1,345,965
Profire Energy, Inc. *	20,000	67,000
Quicksilver Resources, Inc. *(c)	156,900	294,972
Renewable Energy Group, Inc. *	50,700	567,840
Resolute Energy Corp. *	114,300	873,252
REX American Resources Corp. *	10,200	860,370
Rex Energy Corp. *	71,700	988,743
RigNet, Inc. *	16,900	939,978
Ring Energy, Inc. *	27,300	472,290
Rosetta Resources, Inc. *	91,000	4,647,370
RSP Permian, Inc. *	34,400	1,016,520
Sanchez Energy Corp. *	75,253	2,387,025
Scorpio Tankers, Inc.	293,000	2,751,270
SEACOR Holdings, Inc. *	30,700	2,331,972
SemGroup Corp., Class A	62,965	4,853,342
Ship Finance International Ltd.	85,700	1,559,740
Solazyme, Inc. *(c)	111,500	1,079,320
Stone Energy Corp. *	82,968	3,156,932
Swift Energy Co. *(c)	60,701	670,746
Synergy Resources Corp. *	97,700	1,027,804
Teekay Tankers Ltd., Class A (c)	86,500	344,270
Tesco Corp.	52,500	1,024,800
TETRA Technologies, Inc. *	118,074	1,299,995
TransAtlantic Petroleum Ltd. *	33,200	346,608
Triangle Petroleum Corp. *	111,000	1,198,800
VAALCO Energy, Inc. *	71,600	494,040
Vantage Drilling Co. *	316,300	591,481
Vertex Energy, Inc. *(c)	17,300	142,206
W&T Offshore, Inc.	49,000	657,090
Warren Resources, Inc. *	116,000	683,240
Western Refining, Inc.	79,754	3,266,724
Westmoreland Coal Co. *	21,500	926,435
Willbros Group, Inc. *	57,300	664,107

		149,118,849

Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	57,400	3,798,158
Fairway Group Holdings Corp. *(c)	22,400	131,712
Ingles Markets, Inc., Class A	20,731	508,324
Liberator Medical Holdings, Inc. (c)	46,200	143,682
Natural Grocers by Vitamin Cottage, Inc. *	12,600	285,768
PriceSmart, Inc.	27,900	2,296,170
Roundy’s, Inc.	57,600	278,208
SpartanNash, Co.	57,833	1,212,180
SUPERVALU, Inc. *	302,678	2,775,557
Susser Holdings Corp. *	27,400	2,196,658
The Andersons, Inc.	42,523	2,297,092
The Chefs’ Warehouse, Inc. *	23,600	414,652
The Fresh Market, Inc. *	62,800	1,879,604
The Pantry, Inc. *	34,000	608,940
United Natural Foods, Inc. *	72,982	4,278,205
Village Super Market, Inc., Class A	11,600	272,832
Weis Markets, Inc.	15,800	674,028

		24,051,770

Food, Beverage & Tobacco 1.8%
22nd Century Group, Inc. *(c)	60,300	144,117
Alico, Inc.	4,700	173,477
Alliance One International, Inc. *	116,600	264,682
Annie’s, Inc. *	24,900	726,582
B&G Foods, Inc.	78,200	2,195,074
Boulder Brands, Inc. *	91,800	1,041,930
Cal-Maine Foods, Inc.	23,558	1,677,330
Calavo Growers, Inc.	21,088	727,325
Chiquita Brands International, Inc. *	71,002	680,909
Coca-Cola Bottling Co. Consolidated	6,800	474,776
Craft Brew Alliance, Inc. *	13,900	155,958
Darling Ingredients, Inc. *	241,500	4,520,880
Dean Foods Co.	137,100	2,100,372
Diamond Foods, Inc. *	31,900	856,834
Farmer Bros. Co. *	9,100	186,277
Fresh Del Monte Produce, Inc.	53,000	1,586,820
Inventure Foods, Inc. *	17,900	215,695
J&J Snack Foods Corp.	22,800	2,054,052
John B. Sanfilippo & Son, Inc.	10,900	288,305
Lancaster Colony Corp.	26,700	2,332,245
Lifeway Foods, Inc. *(c)	10,100	126,149
Limoneira Co.	13,800	304,290
National Beverage Corp. *	15,001	257,117
Omega Protein Corp. *	33,400	468,268
Post Holdings, Inc. *	65,800	2,955,736
Sanderson Farms, Inc.	34,500	3,142,605
Seaboard Corp. *	420	1,197,840
Seneca Foods Corp., Class A *	12,400	354,888

8

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Snyder’s-Lance, Inc.	72,200	1,791,282
The Boston Beer Co., Inc., Class A *	12,360	2,724,144
Tootsie Roll Industries, Inc.	27,574	726,024
TreeHouse Foods, Inc. *	62,152	4,568,172
Universal Corp.	35,145	1,825,080
Vector Group Ltd. (c)	96,161	1,974,185

		44,819,420

Health Care Equipment & Services 6.2%
Abaxis, Inc.	32,200	1,526,602
ABIOMED, Inc. *	59,500	1,523,200
Acadia Healthcare Co., Inc. *	63,189	3,011,588
Accuray, Inc. *(c)	115,500	908,985
Addus HomeCare Corp. *	7,800	172,692
Air Methods Corp. *	57,100	2,869,275
Alliance HealthCare Services, Inc. *	7,100	202,705
Almost Family, Inc. *	11,000	257,840
Amedisys, Inc. *	39,700	801,146
AMN Healthcare Services, Inc. *	65,600	859,360
Amsurg Corp. *	62,564	2,988,057
Analogic Corp.	17,954	1,291,072
AngioDynamics, Inc. *	33,500	489,100
Anika Therapeutics, Inc. *	21,900	921,114
Antares Pharma, Inc. *(c)	160,700	327,828
AtriCure, Inc. *	41,500	683,505
Atrion Corp.	2,300	646,300
Bio-Reference Laboratories, Inc. *	38,800	1,217,932
BioScrip, Inc. *	100,400	751,996
BioTelemetry, Inc. *	38,700	278,640
Cantel Medical Corp.	51,145	1,714,892
Capital Senior Living Corp. *	44,800	1,103,872
Cardiovascular Systems, Inc. *	39,000	1,053,000
Castlight Health, Inc., Class B *	19,000	254,790
Cerus Corp. *(c)	109,800	386,496
Chemed Corp.	26,276	2,676,211
Chindex International, Inc. *	20,400	477,564
Computer Programs & Systems, Inc.	17,500	1,151,850
CONMED Corp.	39,300	1,532,700
CorVel Corp. *	16,600	668,648
Cross Country Healthcare, Inc. *	52,650	378,554
CryoLife, Inc.	37,400	368,390
Cyberonics, Inc. *	38,800	2,307,436
Cynosure, Inc., Class A *	30,244	687,749
Derma Sciences, Inc. *	28,500	275,880
DexCom, Inc. *	109,900	4,141,032
Endologix, Inc. *	95,600	1,352,740
Exactech, Inc. *	15,000	341,100
ExamWorks Group, Inc. *	52,565	1,855,019
Five Star Quality Care, Inc. *	56,200	256,834
GenMark Diagnostics, Inc. *	61,000	652,700
Gentiva Health Services, Inc. *	50,896	921,218
Globus Medical, Inc., Class A *	96,500	2,151,950
Greatbatch, Inc. *	37,000	1,831,870
Haemonetics Corp. *	77,200	2,746,004
Hanger, Inc. *	52,800	1,671,120
HealthSouth Corp.	129,800	4,975,234
HealthStream, Inc. *	30,800	768,768
Healthways, Inc. *	48,800	843,752
HeartWare International, Inc. *	25,400	2,138,934
HMS Holdings Corp. *	130,200	2,396,982
ICU Medical, Inc. *	18,800	1,095,100
Inogen, Inc. *	7,600	152,000
Insulet Corp. *	81,600	2,883,744
Integra LifeSciences Holdings Corp. *	36,648	1,737,848
Invacare Corp.	49,211	736,689
IPC The Hospitalist Co., Inc. *	24,700	1,214,746
K2M Group Holdings, Inc. *	12,900	218,913
Kindred Healthcare, Inc.	95,312	2,277,957
Landauer, Inc.	13,300	573,895
LDR Holding Corp. *	24,400	559,004
LHC Group, Inc. *	21,100	495,428
Magellan Health, Inc. *	41,600	2,396,160
Masimo Corp. *	73,500	1,769,880
MedAssets, Inc. *	92,400	1,962,576
Medidata Solutions, Inc. *	79,600	3,569,264
Merge Healthcare, Inc. *	80,500	198,030
Meridian Bioscience, Inc.	64,350	1,268,338
Merit Medical Systems, Inc. *	67,100	861,564
Molina Healthcare, Inc. *	43,700	1,785,145
MWI Veterinary Supply, Inc. *	19,300	2,726,318
National Healthcare Corp.	15,388	845,724
National Research Corp., Class A *	12,500	165,125
Natus Medical, Inc. *	46,900	1,349,313
Neogen Corp. *	54,025	2,358,731
NuVasive, Inc. *	70,100	2,620,338
NxStage Medical, Inc. *	92,700	1,237,545
Omnicell, Inc. *	52,300	1,433,020
OraSure Technologies, Inc. *	87,400	719,302
Orthofix International N.V. *	28,200	932,292
Owens & Minor, Inc.	94,700	3,133,623
Oxford Immunotec Global PLC *	19,100	303,690
PharMerica Corp. *	43,100	1,163,269
PhotoMedex, Inc. *(c)	18,000	194,220
Quality Systems, Inc.	73,100	1,133,781
Quidel Corp. *	40,300	961,961
RadNet, Inc. *	48,000	245,280
Rockwell Medical, Inc. *(c)	56,300	568,630
RTI Surgical, Inc. *	73,900	337,723
Select Medical Holdings Corp.	115,500	1,794,870
Skilled Healthcare Group, Inc., Class A *	25,900	154,105
STAAR Surgical Co. *	52,900	680,823
STERIS Corp.	88,188	4,487,005
Surgical Care Affiliates, Inc. *	20,009	587,864
SurModics, Inc. *	20,400	387,396
Symmetry Medical, Inc. *	53,900	474,859
Tandem Diabetes Care, Inc. *	13,300	166,117
Team Health Holdings, Inc. *	104,367	5,901,954
The Ensign Group, Inc.	30,000	987,900
The Providence Service Corp. *	17,400	689,214
The Spectranetics Corp. *	62,536	1,604,048
Thoratec Corp. *	84,900	2,759,250
Tornier N.V. *	52,200	1,082,106
TransEnterix, Inc. *	42,100	167,137
Triple-S Management Corp., Class B *	33,800	584,064
TriVascular Technologies, Inc. *(c)	10,900	149,875

 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
U.S. Physical Therapy, Inc.	19,300	674,342
Unilife Corp. *(c)	144,000	362,880
Universal American Corp.	63,902	507,382
Utah Medical Products, Inc.	4,500	234,045
Vascular Solutions, Inc. *	27,136	669,445
Veracyte, Inc. *	8,500	121,550
Vocera Communications, Inc. *	30,100	378,357
Volcano Corp. *	75,200	1,241,552
WellCare Health Plans, Inc. *	64,600	4,029,748
West Pharmaceutical Services, Inc.	103,130	4,202,547
Wright Medical Group, Inc. *	73,200	2,256,024
Zeltiq Aesthetics, Inc. *	42,600	862,224

		152,197,075

Household & Personal Products 0.3%
Central Garden & Pet Co., Class A *	66,600	621,378
Elizabeth Arden, Inc. *	36,298	748,828
Harbinger Group, Inc. *	122,000	1,431,060
IGI Laboratories, Inc. *	42,200	222,394
Inter Parfums, Inc.	25,400	663,702
Medifast, Inc. *	20,200	579,942
Nature’s Sunshine Products, Inc.	15,000	231,600
Nutraceutical International Corp. *	12,300	283,884
Oil-Dri Corp. of America	6,887	200,894
Orchids Paper Products Co.	11,800	311,520
Revlon, Inc., Class A *	18,602	567,361
Synutra International, Inc. *(c)	23,200	141,288
The Female Health Co.	31,000	121,210
USANA Health Sciences, Inc. *	9,100	581,035
WD-40 Co.	22,300	1,488,748

		8,194,844

Insurance 2.4%
Ambac Financial Group, Inc. *	68,500	1,552,210
American Equity Investment Life Holding Co.	109,064	2,414,677
AMERISAFE, Inc.	29,335	1,073,661
AmTrust Financial Services, Inc. (c)	43,677	1,862,387
Argo Group International Holdings Ltd.	40,191	2,001,914
Atlas Financial Holdings, Inc. *	16,900	240,994
Baldwin & Lyons, Inc., Class B	13,000	321,100
Citizens, Inc. *	62,600	421,924
CNO Financial Group, Inc.	319,600	5,171,128
Crawford & Co., Class B	44,000	404,800
Donegal Group, Inc., Class A	10,400	156,832
eHealth, Inc. *	28,600	592,020
EMC Insurance Group, Inc.	6,200	182,466
Employers Holdings, Inc.	44,900	956,370
Enstar Group Ltd. *	12,494	1,724,172
FBL Financial Group, Inc., Class A	13,868	593,273
Federated National Holding Co.	16,600	334,822
Fidelity & Guaranty Life	14,800	319,828
First American Financial Corp.	156,400	4,244,696
Global Indemnity plc *	10,755	268,122
Greenlight Capital Re Ltd., Class A *	42,789	1,384,652
Hallmark Financial Services, Inc. *	21,200	190,164
HCI Group, Inc.	13,800	550,620
Heritage Insurance Holdings, Inc. *	10,100	142,713
Hilltop Holdings, Inc. *	99,639	2,042,599
Horace Mann Educators Corp.	59,578	1,706,910
Independence Holding Co.	11,248	140,712
Infinity Property & Casualty Corp.	16,592	1,074,498
Kansas City Life Insurance Co.	5,700	248,919
Kemper Corp.	68,200	2,360,402
Maiden Holdings Ltd.	76,900	882,812
Meadowbrook Insurance Group, Inc.	71,400	430,542
Montpelier Re Holdings Ltd.	57,500	1,697,975
National General Holdings Corp.	52,100	907,061
National Interstate Corp.	12,498	338,571
National Western Life Insurance Co., Class A	3,494	842,054
OneBeacon Insurance Group Ltd., Class A	33,400	494,320
Platinum Underwriters Holdings Ltd.	39,500	2,314,700
Primerica, Inc.	80,100	3,691,008
RLI Corp.	64,420	2,753,311
Safety Insurance Group, Inc.	19,770	988,698
Selective Insurance Group, Inc.	84,514	1,883,817
State Auto Financial Corp.	24,726	521,966
Stewart Information Services Corp.	30,400	895,888
Symetra Financial Corp.	110,600	2,521,680
The Navigators Group, Inc. *	14,970	910,176
The Phoenix Cos., Inc. *	7,790	431,644
Third Point Reinsurance Ltd. *	83,300	1,212,848
United Fire Group, Inc.	32,300	912,798
United Insurance Holdings Corp.	24,400	354,288
Universal Insurance Holdings, Inc.	50,622	610,501

		60,276,243

Materials 5.0%
A. Schulman, Inc.	44,309	1,760,840
A.M. Castle & Co. *	29,100	240,948
Advanced Emissions Solutions, Inc. *	32,600	697,314
AEP Industries, Inc. *	5,800	236,350
AK Steel Holding Corp. *(c)	208,200	1,894,620
Allied Nevada Gold Corp. *(c)	148,100	463,553
American Vanguard Corp.	40,900	519,021
Ampco-Pittsburgh Corp.	11,400	229,938
Axiall Corp.	104,321	4,468,069
Balchem Corp.	45,400	2,270,000
Berry Plastics Group, Inc. *	131,900	3,203,851
Boise Cascade Co. *	57,800	1,627,070
Calgon Carbon Corp. *	81,285	1,723,242
Century Aluminum Co. *	73,900	1,389,320
Chase Corp.	8,600	290,250
Chemtura Corp. *	140,300	3,263,378
Clearwater Paper Corp. *	30,000	2,028,000

10

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Coeur Mining, Inc. *	154,650	1,206,270
Commercial Metals Co.	172,600	2,975,624
Deltic Timber Corp.	17,204	1,051,164
Ferro Corp. *	110,900	1,390,686
Flotek Industries, Inc. *	78,900	2,276,265
FutureFuel Corp.	31,000	488,560
Globe Specialty Metals, Inc.	97,300	1,851,619
Gold Resource Corp. (c)	67,484	356,316
Graphic Packaging Holding Co. *	479,615	5,755,380
H.B. Fuller Co.	73,416	3,278,024
Handy & Harman Ltd. *	7,800	175,500
Hawkins, Inc.	15,500	530,875
Haynes International, Inc.	17,525	872,745
Headwaters, Inc. *	112,100	1,198,349
Hecla Mining Co.	524,140	1,656,282
Horsehead Holding Corp. *	73,200	1,371,036
Innophos Holdings, Inc.	32,900	1,988,147
Innospec, Inc.	35,600	1,431,476
Intrepid Potash, Inc. *	86,500	1,281,065
Kaiser Aluminum Corp.	26,450	2,042,469
KapStone Paper & Packaging Corp. *	125,200	3,723,448
KMG Chemicals, Inc.	12,300	206,271
Koppers Holdings, Inc.	30,900	1,113,327
Kraton Performance Polymers, Inc. *	47,500	978,975
Kronos Worldwide, Inc.	30,700	457,737
Landec Corp. *	44,654	545,225
Louisiana-Pacific Corp. *	205,500	2,782,470
LSB Industries, Inc. *	28,000	1,078,280
Marrone Bio Innovations, Inc. *(c)	16,800	155,736
Materion Corp.	29,600	956,376
Minerals Technologies, Inc.	50,622	2,939,620
Molycorp, Inc. *(c)	267,100	558,239
Myers Industries, Inc.	43,900	811,272
Neenah Paper, Inc.	25,453	1,262,978
Noranda Aluminum Holding Corp.	75,000	331,500
Olin Corp.	118,700	3,153,859
Olympic Steel, Inc.	12,200	267,546
OM Group, Inc.	48,100	1,359,787
OMNOVA Solutions, Inc. *	65,700	530,199
P.H. Glatfelter Co.	63,800	1,518,440
PolyOne Corp.	138,054	5,239,149
Quaker Chemical Corp.	20,100	1,419,261
Rentech, Inc. *	316,700	687,239
Resolute Forest Products, Inc. *	95,700	1,472,823
RTI International Metals, Inc. *	43,566	1,083,051
Schnitzer Steel Industries, Inc., Class A	37,800	1,009,638
Schweitzer-Mauduit International, Inc.	44,700	1,825,101
Senomyx, Inc. *	62,400	440,232
Sensient Technologies Corp.	73,724	3,870,510
Stepan Co.	28,500	1,371,420
Stillwater Mining Co. *	175,600	3,143,240
SunCoke Energy, Inc. *	105,700	2,413,131
Taminco Corp. *	41,800	873,620
Trecora Resources *	27,400	329,348
Tredegar Corp.	35,100	685,854
Tronox Ltd., Class A	90,200	2,393,908
UFP Technologies, Inc. *	7,500	189,375
United States Lime & Minerals, Inc.	2,700	155,574
Universal Stainless & Alloy Products, Inc. *	9,500	273,885
US Concrete, Inc. *	19,200	491,328
US Silica Holdings, Inc.	78,900	4,435,758
Walter Energy, Inc. (c)	108,364	623,093
Wausau Paper Corp.	58,500	589,095
Worthington Industries, Inc.	75,460	2,886,345
Zep, Inc.	32,600	508,234

		122,625,113

Media 1.4%
AH Belo Corp., Class A	26,900	283,795
AMC Entertainment Holdings, Inc., Class A	31,500	713,160
Carmike Cinemas, Inc. *	34,100	1,072,104
Central European Media Enterprises Ltd., Class A *	109,100	285,842
Cinedigm Corp., Class A *	112,300	254,921
Crown Media Holdings, Inc., Class A *	46,700	157,846
Cumulus Media, Inc., Class A *	198,900	1,030,302
Daily Journal Corp. *	1,300	219,245
Dex Media, Inc. *(c)	24,400	312,076
Entercom Communications Corp., Class A *	32,400	306,180
Entravision Communications Corp., Class A	78,600	439,374
Eros International plc *	35,990	527,973
Global Sources Ltd. *(c)	25,900	191,142
Gray Television, Inc. *	71,700	873,306
Harte-Hanks, Inc.	75,416	494,729
Hemisphere Media Group, Inc. *	12,300	142,311
Journal Communications, Inc., Class A *	71,200	774,656
Lee Enterprises, Inc. *	78,600	298,680
Loral Space & Communications, Inc. *	18,600	1,344,780
Martha Stewart Living Omnimedia, Inc., Class A *	36,500	164,615
MDC Partners, Inc., Class A	64,480	1,329,578
Media General, Inc. *(c)	79,800	1,608,768
Meredith Corp.	54,100	2,484,272
National CineMedia, Inc.	86,800	1,394,008
New Media Investment Group, Inc. *	44,000	662,640
Nexstar Broadcasting Group, Inc., Class A	44,600	2,077,914
Radio One, Inc., Class D *	33,900	148,143
ReachLocal, Inc. *	13,400	85,760
Reading International, Inc., Class A *	23,000	184,690
Rentrak Corp. *	14,900	739,636
Saga Communications, Inc., Class A	6,400	230,400
Salem Communications Corp., Class A	14,100	122,811
Scholastic Corp.	38,469	1,362,572
SFX Entertainment, Inc. *(c)	64,800	443,880

 11

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sinclair Broadcast Group, Inc., Class A (c)	103,600	3,347,316
Sizmek, Inc. *	36,700	333,603
The E.W. Scripps Co., Class A *	50,500	1,094,840
The McClatchy Co., Class A *	102,100	493,143
The New York Times Co., Class A	203,000	2,535,470
Time, Inc. *	161,800	3,899,380
World Wrestling Entertainment, Inc., Class A (c)	41,400	516,672

		34,982,533

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
ACADIA Pharmaceuticals, Inc. *	115,400	2,339,158
Accelerate Diagnostics, Inc. *(c)	33,300	605,394
Acceleron Pharma, Inc. *	24,100	713,842
AcelRx Pharmaceuticals, Inc. *(c)	40,200	279,792
Achaogen, Inc. *	10,100	109,181
Achillion Pharmaceuticals, Inc. *(c)	137,600	942,560
Acorda Therapeutics, Inc. *	60,200	1,762,054
Actinium Pharmaceuticals, Inc. *(c)	29,100	183,621
Adamas Pharmaceuticals, Inc. *	5,500	87,505
Aegerion Pharmaceuticals, Inc. *	43,100	1,448,591
Aerie Pharmaceuticals, Inc. *	16,000	283,680
Affymetrix, Inc. *	110,900	953,740
Agenus, Inc. *(c)	91,300	301,290
Agios Pharmaceuticals, Inc. *(c)	19,900	801,970
Akebia Therapeutics, Inc. *(c)	11,500	254,610
Akorn, Inc. *	92,794	3,148,500
Albany Molecular Research, Inc. *	33,200	632,128
Alder Biopharmaceuticals, Inc. *	11,700	197,613
Alimera Sciences, Inc. *(c)	45,500	262,990
AMAG Pharmaceuticals, Inc. *	30,500	582,245
Ampio Pharmaceuticals, Inc. *(c)	58,200	350,946
Anacor Pharmaceuticals, Inc. *	48,300	804,195
ANI Pharmaceuticals, Inc. *	10,100	258,762
Applied Genetic Technologies Corp. *	7,100	113,600
Aratana Therapeutics, Inc. *	35,800	412,774
Arena Pharmaceuticals, Inc. *(c)	321,600	1,489,008
ARIAD Pharmaceuticals, Inc. *(c)	241,800	1,392,768
Array BioPharma, Inc. *	179,400	717,600
Arrowhead Research Corp. *	76,100	962,665
Auspex Pharmaceuticals, Inc. *	12,000	218,520
Auxilium Pharmaceuticals, Inc. *(c)	74,900	1,499,498
AVANIR Pharmaceuticals, Inc. *	260,554	1,357,486
Bio-Path Holdings, Inc. *(c)	107,700	245,556
BioCryst Pharmaceuticals, Inc. *	102,800	1,287,056
BioDelivery Sciences International, Inc. *	60,000	765,000
BioSpecifics Technologies Corp. *	5,300	138,542
BioTime, Inc. *(c)	83,500	212,090
Bluebird Bio, Inc. *	32,172	1,074,545
Cambrex Corp. *	43,300	912,331
Cara Therapeutics, Inc. *	8,000	102,000
Celldex Therapeutics, Inc. *	133,300	1,744,897
Cellular Dynamics International, Inc. *(c)	14,300	164,307
Cempra, Inc. *	39,878	366,878
Cepheid, Inc. *	102,700	3,865,628
ChemoCentryx, Inc. *(c)	35,000	192,500
Chimerix, Inc. *	39,600	899,712
Clovis Oncology, Inc. *	36,200	1,319,490
Corcept Therapeutics, Inc. *	68,400	163,476
CTI BioPharma, Corp. *(c)	190,800	494,172
Cytokinetics, Inc. *	45,900	194,157
Cytori Therapeutics, Inc. *(c)	78,000	159,900
CytRx Corp. *(c)	81,800	266,668
Dendreon Corp. *(c)	227,500	470,925
Depomed, Inc. *	86,900	864,655
Dicerna Pharmaceuticals, Inc. *(c)	5,200	78,104
Durata Therapeutics, Inc. *(c)	25,300	325,358
Dyax Corp. *	201,100	1,894,362
Dynavax Technologies Corp. *	381,000	563,880
Egalet Corp. *	9,500	114,950
Eleven Biotherapeutics, Inc. *(c)	7,500	82,275
Emergent Biosolutions, Inc. *	43,700	961,400
Enanta Pharmaceuticals, Inc. *	15,200	571,672
Endocyte, Inc. *(c)	50,400	334,404
Enzo Biochem, Inc. *	50,100	240,480
Epizyme, Inc. *	18,800	588,816
Esperion Therapeutics, Inc. *(c)	7,100	101,743
Exact Sciences Corp. *(c)	123,900	1,934,079
Exelixis, Inc. *(c)	292,872	1,183,203
Five Prime Therapeutics, Inc. *	25,300	303,600
Flexion Therapeutics, Inc. *	7,800	95,784
Fluidigm Corp. *	39,800	1,139,474
Foundation Medicine, Inc. *(c)	20,500	461,660
Galectin Therapeutics, Inc. *(c)	26,400	162,096
Galena Biopharma, Inc. *(c)	189,700	538,748
Genocea Biosciences, Inc. *	7,100	123,611
Genomic Health, Inc. *	27,200	693,056
Geron Corp. *(c)	231,200	556,036
Halozyme Therapeutics, Inc. *	154,100	1,500,934
Heron Therapeutics, Inc. *	40,750	358,192
Horizon Pharma, Inc. *(c)	96,900	823,650
Hyperion Therapeutics, Inc. *	20,000	455,400
Idenix Pharmaceuticals, Inc. *	172,400	4,210,008
Idera Pharmaceuticals, Inc. *(c)	88,300	223,399
ImmunoGen, Inc. *	128,000	1,379,840
Immunomedics, Inc. *(c)	132,300	428,652
Impax Laboratories, Inc. *	101,900	2,383,441
Infinity Pharmaceuticals, Inc. *	68,300	620,847
Inovio Pharmaceuticals, Inc. *(c)	88,300	891,830
Insmed, Inc. *	57,600	984,384
Insys Therapeutics, Inc. *(c)	14,700	397,341
InterMune, Inc. *	146,800	6,440,116
Intra-Cellular Therapies, Inc. *	25,100	363,699
Intrexon Corp. *(c)	52,300	1,155,307
Ironwood Pharmaceuticals, Inc. *	175,300	2,594,440
Isis Pharmaceuticals, Inc. *	172,500	5,345,775
Karyopharm Therapeutics, Inc. *(c)	21,351	740,666
Keryx Biopharmaceuticals, Inc. *(c)	137,934	2,075,907
Kindred Biosciences, Inc. *	12,900	196,596

12

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KYTHERA Biopharmaceuticals, Inc. *	25,500	856,290
Lannett Co., Inc. *	37,700	1,267,097
Lexicon Pharmaceuticals, Inc. *	324,100	476,427
Ligand Pharmaceuticals, Inc. *	30,400	1,494,768
Luminex Corp. *	53,200	968,240
MacroGenics, Inc. *	29,300	594,790
MannKind Corp. *(c)	334,600	2,797,256
Merrimack Pharmaceuticals, Inc. *(c)	153,100	904,821
MiMedx Group, Inc. *(c)	131,700	910,047
Mirati Therapeutics, Inc. *(c)	10,500	190,785
Momenta Pharmaceuticals, Inc. *	71,144	756,972
NanoString Technologies, Inc. *	14,700	177,135
NanoViricides, Inc. *	58,800	238,728
Navidea Biopharmaceuticals, Inc. *(c)	221,100	294,063
Nektar Therapeutics *	183,071	1,931,399
NeoStem, Inc. *(c)	34,700	214,099
Neuralstem, Inc. *(c)	100,900	288,574
Neurocrine Biosciences, Inc. *	112,600	1,529,108
NewLink Genetics Corp. *(c)	29,100	616,338
Northwest Biotherapeutics, Inc. *(c)	52,100	343,860
Novavax, Inc. *	351,736	1,523,017
NPS Pharmaceuticals, Inc. *	156,000	4,358,640
Ohr Pharmaceutical, Inc. *(c)	30,900	278,100
Omeros Corp. *(c)	51,500	700,915
OncoMed Pharmaceuticals, Inc. *(c)	18,500	399,415
Oncothyreon, Inc. *	103,800	283,374
Ophthotech Corp. *(c)	20,400	796,824
OPKO Health, Inc. *(c)	293,200	2,586,024
Orexigen Therapeutics, Inc. *(c)	166,700	831,833
Organovo Holdings, Inc. *(c)	91,700	694,169
Osiris Therapeutics, Inc. *(c)	28,800	426,240
OvaScience, Inc. *	24,000	235,440
Pacific Biosciences of California, Inc. *	85,600	391,192
Pacira Pharmaceuticals, Inc. *	52,300	4,811,600
Pain Therapeutics, Inc. *	55,800	234,918
PAREXEL International Corp. *	85,418	4,574,988
PDL BioPharma, Inc. (c)	239,600	2,247,448
Peregrine Pharmaceuticals, Inc. *(c)	255,100	385,201
Pernix Therapeutics Holdings, Inc. *	48,800	366,488
Phibro Animal Health Corp., Class A *	21,500	407,640
Portola Pharmaceuticals, Inc. *	54,100	1,360,074
POZEN, Inc. *	35,400	256,296
Prestige Brands Holdings, Inc. *	78,700	2,423,960
Progenics Pharmaceuticals, Inc. *	106,000	506,680
Prothena Corp. plc *	39,384	683,706
PTC Therapeutics, Inc. *	32,600	861,292
Puma Biotechnology, Inc. *	34,800	7,715,856
Raptor Pharmaceutical Corp. *(c)	93,100	801,591
Receptos, Inc. *	27,385	1,134,013
Regado Biosciences, Inc. *(c)	60,501	180,293
Regulus Therapeutics, Inc. *(c)	18,100	115,659
Relypsa, Inc. *	24,800	560,728
Repligen Corp. *	49,100	1,029,627
Repros Therapeutics, Inc. *	32,700	458,454
Retrophin, Inc. *(c)	28,400	301,608
Revance Therapeutics, Inc. *	13,813	423,783
Rigel Pharmaceuticals, Inc. *	118,400	387,168
Sagent Pharmaceuticals, Inc. *	34,569	880,818
Sangamo BioSciences, Inc. *	99,700	1,184,436
Sarepta Therapeutics, Inc. *(c)	60,900	1,299,606
SciClone Pharmaceuticals, Inc. *	78,000	375,960
Sequenom, Inc. *(c)	166,100	622,875
Spectrum Pharmaceuticals, Inc. *	89,800	632,192
Stemline Therapeutics, Inc. *	13,000	166,530
Sucampo Pharmaceuticals, Inc., Class A *	31,100	183,490
Sunesis Pharmaceuticals, Inc. *	72,600	477,708
Supernus Pharmaceuticals, Inc. *(c)	43,000	372,380
Synageva BioPharma Corp. *	32,388	2,215,663
Synergy Pharmaceuticals, Inc. *(c)	140,600	513,190
Synta Pharmaceuticals Corp. *(c)	87,300	344,835
TESARO, Inc. *	28,300	813,908
Tetraphase Pharmaceuticals, Inc. *	32,300	339,150
TG Therapeutics, Inc. *(c)	34,400	272,104
The Medicines Co. *	98,099	2,292,574
TherapeuticsMD, Inc. *(c)	147,600	684,864
Theravance Biopharma, Inc. *(c)	34,500	967,035
Theravance, Inc. *	120,800	2,621,360
Threshold Pharmaceuticals, Inc. *	88,794	373,823
Ultragenyx Pharmaceutical, Inc. *	9,900	432,630
Vanda Pharmaceuticals, Inc. *(c)	47,300	695,310
Verastem, Inc. *	30,000	221,700
Versartis, Inc. *(c)	10,200	208,080
Vital Therapies, Inc. *	7,600	174,040
VIVUS, Inc. *(c)	147,300	709,986
Xencor, Inc. *	21,900	211,554
XenoPort, Inc. *	80,000	343,200
XOMA Corp. *	113,500	440,380
ZIOPHARM Oncology, Inc. *(c)	116,700	365,271
Zogenix, Inc. *	154,200	203,544

		172,217,233

Real Estate 9.1%
Acadia Realty Trust	86,287	2,435,882
AG Mortgage Investment Trust, Inc.	41,300	757,442
Agree Realty Corp.	21,600	632,448
Alexander & Baldwin, Inc.	71,500	2,729,155
Alexander’s, Inc.	3,000	1,089,000
Altisource Asset Management Corp. *	2,100	1,287,342
Altisource Portfolio Solutions S.A. *	21,400	2,319,332
Altisource Residential Corp.	82,800	1,920,132
American Assets Trust, Inc.	52,100	1,786,509
American Capital Mortgage Investment Corp.	76,700	1,528,631
American Realty Capital Healthcare Trust, Inc.	248,400	2,650,428
American Residential Properties, Inc. *	47,200	855,264

 13

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AmREIT, Inc.	28,100	650,234
Anworth Mortgage Asset Corp.	187,700	953,516
Apollo Commercial Real Estate Finance, Inc.	69,100	1,144,987
Apollo Residential Mortgage, Inc.	50,875	829,262
Ares Commercial Real Estate Corp.	41,900	512,018
Armada Hoffler Properties, Inc.	27,100	254,740
ARMOUR Residential REIT, Inc.	523,900	2,205,619
Ashford Hospitality Prime, Inc.	37,220	619,713
Ashford Hospitality Trust, Inc.	101,000	1,162,510
Associated Estates Realty Corp.	88,100	1,556,727
AV Homes, Inc. *	15,600	243,204
Aviv REIT, Inc.	28,900	822,205
Campus Crest Communities, Inc.	92,100	736,800
Capstead Mortgage Corp.	141,200	1,813,008
CareTrust REIT, Inc. *	30,000	511,800
CatchMark Timber Trust, Inc., Class A	28,151	337,812
Cedar Realty Trust, Inc.	119,200	750,960
Chambers Street Properties	354,900	2,761,122
Chatham Lodging Trust	37,900	802,343
Chesapeake Lodging Trust	74,300	2,205,224
Colony Financial, Inc.	158,626	3,513,566
Consolidated-Tomoka Land Co.	5,500	245,410
CoreSite Realty Corp.	31,300	1,022,258
Cousins Properties, Inc.	291,073	3,603,484
CubeSmart	215,643	3,926,859
CyrusOne, Inc.	48,589	1,207,437
CYS Investments, Inc.	237,700	2,110,776
DCT Industrial Trust, Inc.	484,700	3,795,201
DiamondRock Hospitality Co.	288,917	3,542,122
DuPont Fabros Technology, Inc.	94,000	2,576,540
Dynex Capital, Inc.	76,500	634,950
EastGroup Properties, Inc.	46,790	2,917,824
Education Realty Trust, Inc.	206,139	2,176,828
Empire State Realty Trust, Inc., Class A	134,400	2,182,656
EPR Properties	78,400	4,225,760
Equity One, Inc.	90,337	2,097,625
Excel Trust, Inc.	90,284	1,169,178
FelCor Lodging Trust, Inc.	186,400	1,951,608
First Industrial Realty Trust, Inc.	165,614	2,989,333
First Potomac Realty Trust	90,700	1,196,333
Forestar Group, Inc. *	49,700	929,390
Franklin Street Properties Corp.	134,065	1,627,549
Getty Realty Corp.	39,242	720,876
Gladstone Commercial Corp.	24,300	424,035
Glimcher Realty Trust	216,800	2,328,432
Government Properties Income Trust	100,847	2,354,777
Gramercy Property Trust, Inc.	172,500	1,019,475
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,100	398,961
Hatteras Financial Corp.	141,600	2,711,640
Healthcare Realty Trust, Inc.	142,081	3,509,401
Hersha Hospitality Trust	291,700	1,928,137
Highwoods Properties, Inc.	133,507	5,616,639
Hudson Pacific Properties, Inc.	80,600	2,063,360
Inland Real Estate Corp.	133,336	1,378,694
Invesco Mortgage Capital, Inc.	180,600	3,066,588
Investors Real Estate Trust	153,200	1,305,264
iStar Financial, Inc. *	125,500	1,804,690
Kennedy-Wilson Holdings, Inc.	105,400	2,466,360
Kite Realty Group Trust	189,500	1,155,950
LaSalle Hotel Properties	152,626	5,309,859
Lexington Realty Trust	301,684	3,300,423
LTC Properties, Inc.	52,651	2,018,113
Mack-Cali Realty Corp.	130,100	2,745,110
Medical Properties Trust, Inc.	256,100	3,447,106
Monmouth Real Estate Investment Corp.	84,500	868,660
National Health Investors, Inc.	48,468	2,897,902
New Residential Investment Corp.	420,645	2,515,457
New York Mortgage Trust, Inc.	135,700	1,024,535
New York REIT, Inc. (c)	258,400	2,697,696
One Liberty Properties, Inc.	18,700	387,464
Owens Realty Mortgage, Inc.	15,800	252,958
Parkway Properties, Inc.	104,393	2,164,067
Pebblebrook Hotel Trust	93,700	3,410,680
Pennsylvania Real Estate Investment Trust	103,812	1,996,305
PennyMac Mortgage Investment Trust	109,300	2,340,113
Physicians Realty Trust	52,300	736,384
Potlatch Corp.	60,403	2,494,644
PS Business Parks, Inc.	28,438	2,346,135
QTS Realty Trust, Inc., Class A	19,774	538,841
RAIT Financial Trust	119,300	918,610
Ramco-Gershenson Properties Trust	103,121	1,711,809
RE/MAX Holdings, Inc., Class A	16,800	492,240
Redwood Trust, Inc.	123,500	2,344,030
Resource Capital Corp.	196,149	1,080,781
Retail Opportunity Investments Corp.	133,347	2,057,544
Rexford Industrial Realty, Inc.	42,000	580,860
RLJ Lodging Trust	195,282	5,475,707
Rouse Properties, Inc. (c)	54,500	923,775
Ryman Hospitality Properties, Inc. (c)	65,185	3,112,584
Sabra Health Care REIT, Inc.	70,766	1,960,218
Saul Centers, Inc.	14,300	681,681
Select Income REIT	54,000	1,498,500
Silver Bay Realty Trust Corp.	56,433	911,957
Sovran Self Storage, Inc.	48,845	3,747,388
STAG Industrial, Inc.	76,100	1,738,124
Starwood Waypoint Residential Trust *	57,400	1,509,046
Strategic Hotels & Resorts, Inc. *	362,800	4,139,548
Summit Hotel Properties, Inc.	125,500	1,288,885
Sun Communities, Inc.	60,300	3,173,589
Sunstone Hotel Investors, Inc.	303,532	4,307,119
Tejon Ranch Co. *	19,092	546,031
Terreno Realty Corp.	48,000	897,600
The Geo Group, Inc.	106,780	3,674,300
The St. Joe Co. *	92,700	2,117,268
Trade Street Residential, Inc.	27,200	193,120
UMH Properties, Inc.	31,900	316,129
Universal Health Realty Income Trust	19,444	817,815
Urstadt Biddle Properties, Inc., Class A	39,874	817,018

14

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Washington Real Estate Investment Trust	99,282	2,692,528
Western Asset Mortgage Capital Corp.	59,656	811,322
Whitestone REIT	30,700	459,272
Winthrop Realty Trust	53,400	804,738

		226,054,923

Retailing 4.0%
1-800-Flowers.com, Inc., Class A *	34,800	178,176
Aeropostale, Inc. *(c)	115,000	381,800
America’s Car-Mart, Inc. *	11,500	430,560
American Eagle Outfitters, Inc.	285,200	3,040,232
ANN, Inc. *	69,000	2,535,750
Asbury Automotive Group, Inc. *	45,000	3,038,850
Barnes & Noble, Inc. *	62,610	1,303,540
bebe stores, Inc.	51,449	144,572
Big 5 Sporting Goods Corp.	32,284	319,934
Blue Nile, Inc. *	19,000	489,250
Brown Shoe Co., Inc.	62,775	1,769,627
Build-A-Bear Workshop, Inc. *	18,100	190,955
Burlington Stores, Inc. *	42,000	1,374,660
Christopher & Banks Corp. *	51,800	442,890
Citi Trends, Inc. *	25,546	514,752
Conn’s, Inc. *(c)	40,600	1,624,000
Core-Mark Holding Co., Inc.	34,741	1,639,775
Coupons.com, Inc. *(c)	17,700	363,381
Destination Maternity Corp.	18,400	350,152
Destination XL Group, Inc. *	56,400	301,740
Express, Inc. *	128,500	1,999,460
Five Below, Inc. *	79,600	2,914,952
Francesca’s Holdings Corp. *	62,800	802,584
Fred’s, Inc., Class A	52,800	835,824
FTD Cos., Inc. *	28,097	925,515
Gaiam, Inc., Class A *	22,000	144,760
Genesco, Inc. *	36,244	2,764,330
Group 1 Automotive, Inc.	35,500	2,624,160
Guess?, Inc.	90,200	2,346,102
Haverty Furniture Cos, Inc.	30,300	673,569
hhgregg, Inc. *(c)	18,300	130,113
Hibbett Sports, Inc. *	37,575	1,875,368
HSN, Inc.	49,955	2,791,985
Kirkland’s, Inc. *	22,400	421,344
Lands’ End, Inc. *(c)	24,200	851,598
Lithia Motors, Inc., Class A	33,700	2,994,245
Lumber Liquidators Holdings, Inc. *	41,598	2,255,444
MarineMax, Inc. *	37,700	628,459
Mattress Firm Holding Corp. *(c)	22,000	1,025,200
Monro Muffler Brake, Inc.	45,750	2,323,642
New York & Co., Inc. *	36,400	122,668
Nutrisystem, Inc.	39,948	641,165
Office Depot, Inc. *	784,510	3,930,395
Orbitz Worldwide, Inc. *	75,700	669,945
Outerwall, Inc. *(c)	29,900	1,645,098
Overstock.com, Inc. *	15,500	251,875
Pacific Sunwear of California, Inc. *	65,800	133,574
PetMed Express, Inc. (c)	29,500	404,150
Pier 1 Imports, Inc.	140,400	2,114,424
Pool Corp.	66,177	3,623,853
Rent-A-Center, Inc.	79,105	1,893,774
Restoration Hardware Holdings, Inc. *	45,700	3,737,803
RetailMeNot, Inc. *	45,200	1,105,592
Sears Hometown & Outlet Stores, Inc. *	17,000	322,320
Select Comfort Corp. *	79,600	1,607,920
Shoe Carnival, Inc.	24,850	442,330
Shutterfly, Inc. *	56,600	2,791,512
Sonic Automotive, Inc., Class A	61,100	1,485,952
Sportsman’s Warehouse Holdings, Inc. *	12,000	69,480
Stage Stores, Inc.	46,827	843,823
Stein Mart, Inc.	44,300	575,014
Systemax, Inc. *	14,500	198,215
The Bon-Ton Stores, Inc. (c)	19,300	179,490
The Buckle, Inc.	41,664	1,854,048
The Cato Corp., Class A	42,204	1,302,415
The Children’s Place, Inc.	32,313	1,622,113
The Container Store Group, Inc. *(c)	25,200	529,956
The Finish Line, Inc., Class A	71,619	1,882,864
The Men’s Wearhouse, Inc.	71,100	3,577,752
The Pep Boys - Manny, Moe & Jack *	84,700	896,126
Tile Shop Holdings, Inc. *(c)	41,100	415,521
Tilly’s, Inc., Class A *	12,600	95,382
Tuesday Morning Corp. *	65,800	1,083,068
ValueVision Media, Inc., Class A *	56,000	256,480
Vitacost.com, Inc. *	30,300	241,794
Vitamin Shoppe, Inc. *	45,400	1,936,310
VOXX International Corp. *	31,300	310,183
West Marine, Inc. *	24,500	210,210
Weyco Group, Inc.	9,100	236,236
Winmark Corp.	3,000	196,410
Zumiez, Inc. *	30,100	838,285

		98,038,775

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc. *	63,937	1,075,420
Alpha & Omega Semiconductor Ltd. *	28,000	256,200
Ambarella, Inc. *(c)	42,300	1,210,203
Amkor Technology, Inc. *	125,218	1,108,179
Applied Micro Circuits Corp. *	114,365	954,948
Audience, Inc. *	21,900	208,707
Axcelis Technologies, Inc. *	142,100	248,675
Brooks Automation, Inc.	105,331	1,072,270
Cabot Microelectronics Corp. *	35,700	1,434,783
Cascade Microtech, Inc. *	18,700	206,822
Cavium, Inc. *	78,200	3,648,030
CEVA, Inc. *	33,700	479,551
Cirrus Logic, Inc. *	92,700	2,079,261
Cohu, Inc.	32,200	359,030
Cypress Semiconductor Corp. *	234,900	2,374,839
Diodes, Inc. *	54,281	1,384,165
DSP Group, Inc. *	31,400	278,518
Entegris, Inc. *	208,200	2,392,218
Entropic Communications, Inc. *	143,000	398,970

 15

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Exar Corp. *	58,500	563,355
Fairchild Semiconductor International, Inc. *	183,300	2,789,826
FormFactor, Inc. *	76,873	518,893
GT Advanced Technologies, Inc. *(c)	203,300	2,813,672
Inphi Corp. *	43,700	666,862
Integrated Device Technology, Inc. *	197,400	2,834,664
Integrated Silicon Solution, Inc.	46,000	672,520
International Rectifier Corp. *	107,053	2,659,197
Intersil Corp., Class A	190,700	2,446,681
IXYS Corp.	32,400	370,008
Kopin Corp. *	100,300	344,029
Lattice Semiconductor Corp. *	170,200	1,164,168
M/A-COM Technology Solutions Holdings, Inc. *	20,522	408,388
MaxLinear, Inc., Class A *	41,800	396,264
Micrel, Inc.	67,505	706,102
Microsemi Corp. *	141,871	3,402,067
MKS Instruments, Inc.	80,637	2,562,644
Monolithic Power Systems, Inc.	58,100	2,396,044
Nanometrics, Inc. *	32,200	501,032
NVE Corp. *	6,400	424,640
OmniVision Technologies, Inc. *	82,373	1,845,155
PDF Solutions, Inc. *	44,800	858,368
Peregrine Semiconductor Corp. *	37,700	254,098
Pericom Semiconductor Corp. *	33,500	295,805
Photronics, Inc. *	85,200	679,044
PLX Technology, Inc. *	56,800	368,632
PMC-Sierra, Inc. *	254,400	1,712,112
Power Integrations, Inc.	45,362	2,441,836
QuickLogic Corp. *(c)	80,900	275,060
Rambus, Inc. *	167,900	1,932,529
RF Micro Devices, Inc. *	423,000	4,720,680
Rubicon Technology, Inc. *	32,500	244,725
Rudolph Technologies, Inc. *	46,700	430,107
Semtech Corp. *	100,229	2,238,114
Silicon Image, Inc. *	113,600	566,864
Silicon Laboratories, Inc. *	63,800	2,598,574
Spansion, Inc., Class A *	88,600	1,680,742
Synaptics, Inc. *	52,800	3,813,744
Tessera Technologies, Inc.	81,259	2,064,791
TriQuint Semiconductor, Inc. *	253,400	4,556,132
Ultra Clean Holdings, Inc. *	43,300	375,411
Ultratech, Inc. *	40,000	947,200
Veeco Instruments, Inc. *	60,200	2,089,542
Vitesse Semiconductor Corp. *	70,700	212,100
Xcerra Corp. *	66,300	619,905

		87,633,115

Software & Services 9.1%
A10 Networks, Inc. *	18,700	201,960
ACI Worldwide, Inc. *	166,845	3,126,675
Actuate Corp. *	67,700	285,694
Acxiom Corp. *	116,000	2,125,120
Advent Software, Inc.	75,528	2,451,639
Aerohive Networks, Inc. *	12,000	100,800
Amber Road, Inc. *	13,100	179,470
American Software, Inc., Class A	42,400	394,744
Angie’s List, Inc. *	60,200	501,466
Aspen Technology, Inc. *	135,100	5,868,744
AVG Technologies NV *	51,100	868,700
Bankrate, Inc. *	98,300	1,657,338
Barracuda Networks, Inc. *	11,600	322,132
Bazaarvoice, Inc. *	68,500	507,585
Benefitfocus, Inc. *(c)	7,400	285,196
Blackbaud, Inc.	69,469	2,550,207
Blackhawk Network Holdings, Inc. *(c)	79,402	2,250,253
Blucora, Inc. *	63,100	1,077,117
Borderfree, Inc. *	8,800	117,128
Bottomline Technologies de, Inc. *	56,700	1,605,177
Brightcove, Inc. *	49,900	296,905
BroadSoft, Inc. *	42,200	1,029,680
CACI International, Inc., Class A *	34,900	2,407,751
Callidus Software, Inc. *	64,000	686,080
Carbonite, Inc. *	26,000	252,980
Cardtronics, Inc. *	67,100	2,587,376
Care.com, Inc. *(c)	9,800	93,002
Cass Information Systems, Inc.	17,640	796,093
ChannelAdvisor Corp. *	30,400	697,072
Ciber, Inc. *	120,800	421,592
CommVault Systems, Inc. *	69,800	3,351,796
Computer Task Group, Inc.	20,200	289,264
Compuware Corp.	322,300	2,932,930
comScore, Inc. *	50,800	1,838,452
Comverse, Inc. *	32,070	823,558
Constant Contact, Inc. *	47,585	1,481,321
Convergys Corp.	148,900	2,887,171
Conversant, Inc. *	100,900	2,358,033
Cornerstone OnDemand, Inc. *	78,000	3,263,520
Covisint Corp. *(c)	38,408	160,545
CSG Systems International, Inc.	51,100	1,330,644
Cvent, Inc. *	26,300	718,253
Cyan, Inc. *(c)	39,400	151,690
Datalink Corp. *	27,300	308,490
Dealertrack Technologies, Inc. *	78,636	2,954,354
Demand Media, Inc. *	72,754	395,054
Demandware, Inc. *	44,100	2,656,584
Dice Holdings, Inc. *	64,900	594,484
Digimarc Corp.	10,300	261,208
Digital River, Inc. *	52,800	754,512
E2open, Inc. *	34,000	550,120
EarthLink Holdings Corp.	147,381	580,681
Ebix, Inc. (c)	44,300	556,408
Ellie Mae, Inc. *	41,700	1,197,624
Endurance International Group Holdings Inc *(c)	44,200	602,446
EnerNOC, Inc. *	42,000	752,640
Envestnet, Inc. *	50,000	2,180,500
EPAM Systems, Inc. *	52,200	2,018,052
Epiq Systems, Inc.	48,700	702,254
ePlus, Inc. *	7,600	415,644
Euronet Worldwide, Inc. *	76,136	3,809,845
EVERTEC, Inc.	96,400	2,155,504
Everyday Health, Inc. *	11,100	184,482
ExlService Holdings, Inc. *	46,900	1,315,545
Fair Isaac Corp.	50,300	2,874,645
Five9, Inc. *(c)	15,000	109,200
FleetMatics Group plc *	54,800	1,731,132
Forrester Research, Inc.	16,017	619,538

16

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gigamon, Inc. *(c)	35,500	409,670
Global Cash Access Holdings, Inc. *	104,100	871,317
Global Eagle Entertainment, Inc. *	55,900	570,180
Glu Mobile, Inc. *(c)	131,900	739,959
Gogo, Inc. *(c)	82,000	1,329,220
GrubHub, Inc. *(c)	13,100	475,399
GTT Communications, Inc. *	20,700	210,312
Guidance Software, Inc. *	31,700	245,358
Guidewire Software, Inc. *	99,700	4,037,850
Heartland Payment Systems, Inc.	54,500	2,588,750
Higher One Holdings, Inc. *	43,800	183,084
iGATE Corp. *	55,735	1,988,625
Imperva, Inc. *	30,800	682,836
Infoblox, Inc. *	80,300	973,236
Information Services Group, Inc. *	47,900	209,323
Interactive Intelligence Group, Inc. *	25,973	1,178,395
Internap Network Services Corp. *	75,700	545,797
Intralinks Holdings, Inc. *	61,900	496,438
j2 Global, Inc.	70,028	3,425,770
Jive Software, Inc. *	56,400	446,688
Kofax, Ltd. *	108,900	781,902
Limelight Networks, Inc. *	90,900	233,613
Lionbridge Technologies, Inc. *	99,900	572,427
Liquidity Services, Inc. *	35,400	477,546
LivePerson, Inc. *	78,700	927,086
LogMeIn, Inc. *	35,600	1,449,276
Luxoft Holding, Inc. *	11,500	365,585
Manhattan Associates, Inc. *	111,188	3,264,480
ManTech International Corp., Class A	34,500	931,500
Marchex, Inc., Class B	48,200	530,200
Marin Software, Inc. *(c)	38,600	353,962
Marketo, Inc. *	37,600	1,028,360
Mavenir Systems, Inc. *	10,300	116,287
MAXIMUS, Inc.	101,496	4,197,875
Mentor Graphics Corp.	140,967	2,784,098
MicroStrategy, Inc., Class A *	13,662	1,955,442
Millennial Media, Inc. *(c)	110,600	381,570
Model N, Inc. *	28,300	278,472
ModusLink Global Solutions, Inc. *(c)	58,700	218,951
MoneyGram International, Inc. *	42,800	618,460
Monotype Imaging Holdings, Inc.	58,600	1,751,554
Monster Worldwide, Inc. *	133,500	867,750
Move, Inc. *	57,400	838,040
NetScout Systems, Inc. *	55,400	2,356,162
NeuStar, Inc., Class A *(c)	88,400	2,462,824
NIC, Inc.	96,800	1,633,016
OPOWER, Inc. *(c)	11,400	182,400
Park City Group, Inc. *	14,000	147,140
Paycom Software, Inc. *	9,600	122,688
Pegasystems, Inc.	53,200	1,136,884
Perficient, Inc. *	53,397	907,215
PRGX Global, Inc. *	41,500	249,830
Progress Software Corp. *	74,620	1,729,692
Proofpoint, Inc. *	54,300	1,915,161
PROS Holdings, Inc. *	34,000	871,080
Q2 Holdings, Inc. *	14,500	190,965
QAD, Inc., Class A	8,800	166,320
Qlik Technologies, Inc. *	133,888	3,542,676
Qualys, Inc. *	29,500	704,755
QuinStreet, Inc. *	44,900	224,051
Rally Software Development Corp. *	36,500	371,205
RealNetworks, Inc. *	28,257	212,493
RealPage, Inc. *	76,600	1,233,643
Reis, Inc.	11,900	257,159
Rocket Fuel, Inc. *(c)	26,900	710,429
Rosetta Stone, Inc. *	31,100	299,804
Sapiens International Corp. N.V. *	43,366	313,103
Sapient Corp. *	169,863	2,507,178
Science Applications International Corp.	61,700	2,577,209
SciQuest, Inc. *	38,300	589,437
Seachange International, Inc. *	46,700	349,783
ServiceSource International, Inc. *	105,500	467,365
Shutterstock, Inc. *	22,300	1,738,062
Silver Spring Networks, Inc. *	51,400	548,952
SPS Commerce, Inc. *	23,400	1,248,390
SS&C Technologies Holdings, Inc. *	99,900	4,326,669
Stamps.com, Inc. *	19,400	613,622
Sykes Enterprises, Inc. *	59,793	1,237,715
Synchronoss Technologies, Inc. *	51,800	2,093,238
Syntel, Inc. *	22,900	1,977,873
Take-Two Interactive Software, Inc. *	145,204	3,249,665
Tangoe, Inc. *	56,800	783,840
TechTarget, Inc. *	19,000	144,400
TeleCommunication Systems, Inc., Class A *	67,800	213,570
Telenav, Inc. *	40,000	198,800
TeleTech Holdings, Inc. *	28,400	781,852
Textura, Corp. *(c)	27,400	684,178
The Hackett Group, Inc.	40,800	244,800
The Rubicon Project, Inc. *	11,600	138,156
The Ultimate Software Group, Inc. *	41,700	5,625,747
TiVo, Inc. *	168,503	2,268,050
Travelzoo, Inc. *	9,800	168,952
Tremor Video, Inc. *(c)	59,800	222,456
TrueCar, Inc. *(c)	11,400	154,698
Trulia, Inc. *(c)	54,205	3,281,029
Tyler Technologies, Inc. *	49,100	4,454,843
Unisys Corp. *	76,450	1,627,620
Unwired Planet, Inc. *	122,695	245,390
Varonis Systems, Inc. *	7,900	166,532
VASCO Data Security International, Inc. *	40,200	545,514
Verint Systems, Inc. *	88,372	4,148,182
VirnetX Holding Corp. *(c)	65,700	918,486
Virtusa Corp. *	38,100	1,191,768
Vistaprint N.V. *	48,600	2,394,036
Vringo, Inc. *(c)	95,600	311,656
Web.com Group, Inc. *	76,000	2,017,800
WebMD Health Corp. *	56,800	2,830,344
WEX, Inc. *	56,776	6,127,266
Wix.com Ltd. *(c)	20,300	344,085
XO Group, Inc. *	39,800	444,566

 17

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Xoom Corp. *	45,400	983,364
YuMe, Inc. *(c)	29,400	175,518
Zendesk, Inc. *(c)	16,700	290,413
Zix Corp. *	88,900	308,483

		224,048,689

Technology Hardware & Equipment 4.7%
ADTRAN, Inc.	82,800	1,841,472
Aeroflex Holding Corp. *	26,600	280,896
Agilysys, Inc. *	24,000	315,600
Alliance Fiber Optic Products, Inc.	16,400	219,432
Anixter International, Inc.	40,600	3,490,382
Applied Optoelectronics, Inc. *	21,700	390,600
Aruba Networks, Inc. *	156,600	2,796,876
Badger Meter, Inc.	22,203	1,107,930
Bel Fuse, Inc., Class B	14,100	333,324
Belden, Inc.	64,000	4,345,600
Benchmark Electronics, Inc. *	81,294	1,963,250
Black Box Corp.	24,092	498,704
CalAmp Corp. *	53,500	910,035
Calix, Inc. *	58,800	546,252
Checkpoint Systems, Inc. *	61,644	754,523
Ciena Corp. *	154,800	3,023,244
Clearfield, Inc. *	16,700	214,929
Cognex Corp. *	127,118	5,209,296
Coherent, Inc. *	36,651	2,159,110
Comtech Telecommunications Corp.	24,500	828,100
Control4 Corp. *(c)	16,800	282,408
Cray, Inc. *	59,800	1,585,896
CTS Corp.	52,200	907,758
CUI Global, Inc. *	30,300	188,163
Daktronics, Inc.	59,300	658,230
Digi International, Inc. *	33,900	280,014
Dot Hill Systems Corp. *	88,000	345,840
DTS, Inc. *	24,942	451,201
Eastman Kodak Co. *(c)	25,900	612,276
Electro Rent Corp.	25,200	384,300
Electro Scientific Industries, Inc.	39,800	238,004
Electronics for Imaging, Inc. *	68,609	3,023,599
Emulex Corp. *	129,190	759,637
Extreme Networks, Inc. *	135,200	635,440
Fabrinet *	51,500	957,900
FARO Technologies, Inc. *	25,200	1,275,876
FEI Co.	62,400	4,779,840
Finisar Corp. *	143,600	2,833,228
GSI Group, Inc. *	48,200	555,746
Harmonic, Inc. *	139,100	834,600
II-VI, Inc. *	76,900	1,055,068
Immersion Corp. *	46,379	633,073
Infinera Corp. *	187,100	1,721,320
Insight Enterprises, Inc. *	60,100	1,578,827
InterDigital, Inc.	59,300	2,614,537
Intevac, Inc. *	35,100	222,534
InvenSense, Inc. *(c)	104,300	2,399,943
Itron, Inc. *	59,100	2,126,418
Ixia *	80,464	860,965
Kemet Corp. *	59,100	291,363
KVH Industries, Inc. *	19,900	258,899
Littelfuse, Inc.	33,200	2,885,744
Maxwell Technologies, Inc. *	43,400	472,192
Measurement Specialties, Inc. *	23,400	2,012,166
Mercury Systems, Inc. *	54,501	602,236
Mesa Laboratories, Inc.	3,600	275,292
Methode Electronics, Inc.	56,700	1,813,266
MTS Systems Corp.	21,775	1,437,150
Multi-Fineline Electronix, Inc. *	12,100	118,096
NETGEAR, Inc. *	53,600	1,678,216
Newport Corp. *	57,700	998,787
Nimble Storage, Inc. *	13,600	351,968
Numerex Corp., Class A *	25,600	257,280
Oclaro, Inc. *	137,300	255,378
Oplink Communications, Inc. *	26,200	499,372
OSI Systems, Inc. *	30,100	1,995,630
Park Electrochemical Corp.	29,300	825,088
ParkerVision, Inc. *(c)	144,400	180,500
PC Connection, Inc.	12,500	255,375
Plantronics, Inc.	64,093	3,010,448
Plexus Corp. *	49,062	1,929,608
Polycom, Inc. *	202,700	2,598,614
Procera Networks, Inc. *	28,000	280,280
QLogic Corp. *	130,100	1,183,910
Quantum Corp. *	324,083	405,104
RealD, Inc. *	60,400	638,428
Rofin-Sinar Technologies, Inc. *	40,036	873,986
Rogers Corp. *	26,167	1,500,939
Ruckus Wireless, Inc. *	95,100	1,227,741
Sanmina Corp. *	120,600	2,808,774
ScanSource, Inc. *	43,605	1,561,495
ShoreTel, Inc. *	101,557	627,622
Silicon Graphics International Corp. *	53,400	507,834
Sonus Networks, Inc. *	360,558	1,272,770
Speed Commerce, Inc. *	57,100	177,581
Super Micro Computer, Inc. *	50,600	1,324,202
SYNNEX Corp. *	41,800	2,696,100
Tessco Technologies, Inc.	7,400	225,700
TTM Technologies, Inc. *	86,250	647,738
Ubiquiti Networks, Inc. *(c)	43,600	1,666,828
Universal Display Corp. *	61,452	1,884,118
ViaSat, Inc. *	61,119	3,573,628
Viasystems Group, Inc. *	7,000	68,530
Violin Memory, Inc. *(c)	117,600	465,696
Vishay Precision Group, Inc. *	16,500	238,095

		116,891,963

Telecommunication Services 0.8%
8x8, Inc. *	127,000	1,026,160
Atlantic Tele-Network, Inc.	15,300	895,203
Boingo Wireless, Inc. *	37,100	226,681
Cincinnati Bell, Inc. *	303,745	1,157,268
Cogent Communications Holdings, Inc.	70,700	2,453,997
Consolidated Communications Holdings, Inc.	62,825	1,406,024
Enventis Corp.	17,900	293,202
FairPoint Communications, Inc. *	28,900	421,940
General Communication, Inc., Class A *	50,300	555,312
Globalstar, Inc. *(c)	402,800	1,595,088
Hawaiian Telcom Holdco, Inc. *	16,213	457,207

18

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IDT Corp., Class B	23,500	366,365
inContact, Inc. *	88,200	704,718
Inteliquent, Inc.	46,400	492,304
Intelsat S.A. *	40,100	743,454
Iridium Communications, Inc. *(c)	116,700	954,606
Lumos Networks Corp.	25,400	389,636
magicJack VocalTec Ltd. *(c)	26,400	376,728
NTELOS Holdings Corp. (c)	26,050	313,642
ORBCOMM, Inc. *	60,900	382,452
Premiere Global Services, Inc. *	70,000	917,000
RingCentral, Inc., Class A *	41,100	613,623
Shenandoah Telecommunications Co.	34,800	964,308
Spok Holdings, Inc.	36,500	546,405
Vonage Holdings Corp. *	260,200	905,496

		19,158,819

Transportation 1.8%
Air Transport Services Group, Inc. *	72,100	553,007
Allegiant Travel Co.	20,200	2,378,752
ArcBest Corp.	39,372	1,249,274
Atlas Air Worldwide Holdings, Inc. *	37,400	1,279,828
Baltic Trading Ltd. (c)	72,200	367,498
Celadon Group, Inc.	32,600	692,424
Echo Global Logistics, Inc. *	34,500	759,345
Forward Air Corp.	45,682	2,045,183
Hawaiian Holdings, Inc. *	66,000	919,380
Heartland Express, Inc.	79,800	1,791,510
Hub Group, Inc., Class A *	53,492	2,470,261
International Shipholding Corp.	7,300	154,760
JetBlue Airways Corp. *	366,100	3,924,592
Knight Transportation, Inc.	88,400	2,118,064
Knightsbridge Tankers Ltd.	50,800	579,120
Marten Transport Ltd.	37,700	763,048
Matson, Inc.	65,600	1,767,920
Navios Maritime Holdings, Inc. (c)	116,400	927,708
P.A.M. Transportation Services, Inc. *	4,000	139,040
Park-Ohio Holdings Corp.	13,800	819,168
Patriot Transportation Holding, Inc. *	8,700	289,362
Quality Distribution, Inc. *	40,200	536,670
Republic Airways Holdings, Inc. *	74,100	736,554
Roadrunner Transportation Systems, Inc. *	40,900	1,028,226
Safe Bulkers, Inc.	57,100	416,259
Saia, Inc. *	35,100	1,602,315
Scorpio Bulkers, Inc. *	197,400	1,518,006
SkyWest, Inc.	73,612	786,912
Swift Transportation Co. *	124,600	2,548,070
Ultrapetrol Bahamas Ltd. *(c)	33,800	110,188
Universal Truckload Services, Inc.	11,747	285,335
USA Truck, Inc. *	9,200	170,200
UTi Worldwide, Inc. *	136,800	1,294,128
Werner Enterprises, Inc.	68,075	1,673,283
Wesco Aircraft Holdings, Inc. *	76,900	1,457,255
XPO Logistics, Inc. *	76,469	2,362,127
YRC Worldwide, Inc. *(c)	47,200	1,235,696

		43,750,468

Utilities 3.3%
ALLETE, Inc.	63,154	2,963,186
American States Water Co.	55,800	1,704,690
Artesian Resources Corp., Class A	10,500	228,795
Atlantic Power Corp. (c)	168,900	636,753
Avista Corp.	89,512	2,777,557
Black Hills Corp.	66,298	3,494,567
California Water Service Group	71,574	1,629,740
Chesapeake Utilities Corp.	13,800	898,242
Cleco Corp.	88,400	4,927,416
Connecticut Water Service, Inc.	15,000	478,350
Dynegy, Inc. *	148,200	3,934,710
El Paso Electric Co.	58,316	2,148,945
IDACORP, Inc.	74,587	3,994,134
MGE Energy, Inc.	50,940	1,916,363
Middlesex Water Co.	25,485	517,855
New Jersey Resources Corp.	62,700	3,202,716
Northwest Natural Gas Co.	39,895	1,724,262
NorthWestern Corp.	58,969	2,725,547
NRG Yield, Inc., Class A (c)	29,500	1,541,375
ONE Gas, Inc.	76,300	2,746,800
Ormat Technologies, Inc.	27,700	714,383
Otter Tail Corp.	54,909	1,535,256
Pattern Energy Group, Inc.	57,900	1,794,321
Piedmont Natural Gas Co., Inc.	114,400	3,968,536
PNM Resources, Inc.	118,200	3,031,830
Portland General Electric Co.	116,717	3,726,774
SJW Corp.	24,600	659,526
South Jersey Industries, Inc.	47,860	2,563,860
Southwest Gas Corp.	68,996	3,417,372
The Empire District Electric Co.	62,100	1,522,071
The Laclede Group, Inc.	63,721	2,993,613
UIL Holdings Corp.	84,010	2,949,591
Unitil Corp.	22,100	707,200
UNS Energy Corp.	61,017	3,686,647
WGL Holdings, Inc.	77,324	3,014,089
York Water Co.	17,000	323,510

		80,800,582

Total Common Stock
(Cost $1,783,186,256)		2,433,077,825

Rights 0.0% of net assets

Automobiles & Components 0.0%
Contra Furiex Pharmaceuticals CVR (a)(b)	11,000	107,470

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceutical CVR *(a)(b)	8,400	—

 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(a)(b)	84,700	213,444

Total Rights
(Cost $320,914)		320,914

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)	24,500	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.0% of net assets

Time Deposits 1.9%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	20,741,512	20,741,512
DNB
0.03%, 08/01/14	26,550,762	26,550,762

		47,292,274

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 09/18/14 (d)(e)	500,000	499,990
0.02%, 09/18/14 (d)(e)	2,300,000	2,299,954

		2,799,944

Total Short-Term Investments
(Cost $50,092,218)		50,092,218

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 5.2% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	127,652,541	127,652,541

Total Collateral Invested for Securities on Loan
(Cost $127,652,541)		127,652,541

End of Collateral Invested for Securities on Loan.

At 07/31/14 tax basis cost of the fund’s investments was $1,841,605,418 and the unrealized appreciation and depreciation were $762,797,672 and ($120,912,133), respectively, with a net unrealized appreciation of $641,885,539.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $320,914 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $120,915,241.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 09/19/14	320	35,734,400	(1,269,711)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where

20

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

 21

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,433,077,825	$—	$—	$2,433,077,825
Rights[1]	—	—	320,914	320,914
Warrants[1]	—	—	—	—
Short-Term Investments[1]	—	50,092,218	—	50,092,218

Total	$2,433,077,825	$50,092,218	$320,914	$2,483,490,957

Other Financial Instruments
Collateral Invested for Securities on Loan	$127,652,541	$—	$—	$127,652,541

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($1,269,711)	$—	$—	($1,269,711)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$320,914	$—	$—	$—	$320,914

Total	$—	$—	$—	$320,914	$—	$—	$—	$320,914

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46818JUL14

22

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Common Stock	2,288,903,498	3,698,293,889
0.0%	Rights	32,983	34,042
0.0%	Warrants	—	—
1.6%	Short-Term Investments	58,727,205	58,727,205

99.8%	Total Investments	2,347,663,686	3,757,055,136
0.6%	Collateral Invested for Securities on Loan	23,686,331	23,686,331
(0.4%)	Other Assets and Liabilities, Net		(16,610,596)

100.0%	Net Assets		3,764,130,871

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	13,400	246,426
Autoliv, Inc.	15,800	1,572,258
BorgWarner, Inc.	39,100	2,433,975
Cooper Tire & Rubber Co.	8,900	257,121
Cooper-Standard Holding, Inc. *	2,500	155,000
Dana Holding Corp.	24,800	555,024
Delphi Automotive plc	48,485	3,238,798
Dorman Products, Inc. *	5,000	216,900
Drew Industries, Inc.	5,400	243,000
Federal-Mogul Holdings Corp. *	12,900	205,626
Ford Motor Co.	685,868	11,673,474
General Motors Co.	228,785	7,737,509
Gentex Corp.	23,700	684,930
Gentherm, Inc. *	5,307	222,098
Harley-Davidson, Inc.	38,693	2,392,001
Johnson Controls, Inc.	116,200	5,489,288
Lear Corp.	14,000	1,318,380
Modine Manufacturing Co. *	12,100	166,617
Standard Motor Products, Inc.	7,500	270,375
Stoneridge, Inc. *	13,100	143,707
Strattec Security Corp.	1,500	94,245
Tenneco, Inc. *	10,080	642,096
Tesla Motors, Inc. *	14,370	3,208,821
The Goodyear Tire & Rubber Co.	47,237	1,188,955
Thor Industries, Inc.	7,500	397,275
TRW Automotive Holdings Corp. *	20,400	2,086,716
Visteon Corp. *	8,000	764,000
Winnebago Industries, Inc. *	7,400	173,900

		47,778,515

Banks 5.8%
1st Source Corp.	5,528	156,940
Ameris Bancorp	6,348	138,640
Arrow Financial Corp.	3,390	86,106
Associated Banc-Corp.	25,000	448,000
Astoria Financial Corp.	19,300	248,584
BancFirst Corp.	2,300	140,070
BancorpSouth, Inc.	16,112	336,257
Bank Mutual Corp.	18,268	110,156
Bank of America Corp.	1,824,003	27,816,046
Bank of Hawaii Corp.	6,500	371,670
Bank of the Ozarks, Inc.	11,200	344,624
BankUnited, Inc.	19,696	615,303
Banner Corp.	5,571	224,177
BB&T Corp.	124,658	4,614,839
BBCN Bancorp, Inc.	19,100	286,882
Beneficial Mutual Bancorp, Inc. *	9,000	117,720
Berkshire Hills Bancorp, Inc.	8,000	193,360
BofI Holding, Inc. *	2,100	156,639
BOK Financial Corp.	3,740	247,738
Boston Private Financial Holdings, Inc.	20,729	258,698
Brookline Bancorp, Inc.	11,705	105,696
Bryn Mawr Bank Corp.	3,400	100,300
Camden National Corp.	2,500	88,575
Capital Bank Financial Corp., Class A *	10,300	234,634
Capital City Bank Group, Inc.	6,875	92,331
Capitol Federal Financial, Inc.	21,963	256,967
Cardinal Financial Corp.	3,700	65,342
Cathay General Bancorp	16,006	409,594
Central Pacific Financial Corp.	10,269	183,815
Century Bancorp, Inc., Class A	800	28,016
Chemical Financial Corp.	8,683	239,651
CIT Group, Inc.	33,100	1,625,541
Citigroup, Inc.	526,870	25,769,212
City Holding Co.	4,800	199,920
City National Corp.	7,800	586,950
Columbia Banking System, Inc.	9,951	253,651
Comerica, Inc.	31,159	1,566,051
Commerce Bancshares, Inc.	12,933	582,761
Community Bank System, Inc.	6,400	225,472
Community Trust Bancorp, Inc.	2,735	95,698
Cullen/Frost Bankers, Inc.	9,100	709,527
CVB Financial Corp.	19,411	296,794
Dime Community Bancshares, Inc.	6,875	103,950
Eagle Bancorp, Inc. *	5,760	191,866
East West Bancorp, Inc.	24,100	820,846
EverBank Financial Corp.	15,400	292,600
F.N.B. Corp.	31,061	382,050
Fifth Third Bancorp	145,814	2,986,271
First BanCorp *	26,579	136,616
First Busey Corp.	20,200	112,110
First Citizens BancShares, Inc., Class A	900	200,115

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Commonwealth Financial Corp.	24,904	213,178
First Financial Bancorp	10,339	168,939
First Financial Bankshares, Inc.	8,200	240,916
First Financial Corp.	2,600	79,716
First Horizon National Corp.	45,216	532,644
First Interstate BancSystem, Inc.	8,900	232,290
First Merchants Corp.	9,041	180,187
First Midwest Bancorp, Inc.	15,825	256,365
First Niagara Financial Group, Inc.	58,465	502,799
First Republic Bank	22,724	1,061,665
First United Corp. *	2,200	18,744
FirstMerit Corp.	27,289	480,286
Flagstar Bancorp, Inc. *	8,060	147,498
Flushing Financial Corp.	6,800	126,344
Fulton Financial Corp.	28,262	320,491
Glacier Bancorp, Inc.	10,497	277,961
Great Southern Bancorp, Inc.	3,400	106,012
Hancock Holding Co.	12,344	400,439
Hanmi Financial Corp.	7,000	147,840
Hawthorn Bancshares, Inc.	947	11,743
Heartland Financial USA, Inc.	2,500	59,575
Heritage Financial Corp.	6,135	97,608
Home BancShares, Inc.	11,500	345,690
Home Loan Servicing Solutions Ltd.	10,400	222,560
Hudson City Bancorp, Inc.	78,531	765,677
Huntington Bancshares, Inc.	137,099	1,346,312
Iberiabank Corp.	6,075	398,581
Independent Bank Corp., Massachusetts	5,700	208,107
Independent Bank Corp., Michigan	431	5,706
International Bancshares Corp.	7,784	197,324
Investors Bancorp, Inc.	58,997	610,619
JPMorgan Chase & Co.	656,463	37,858,221
Kearny Financial Corp. *	9,000	135,630
KeyCorp	148,290	2,007,847
Lakeland Financial Corp.	3,700	134,643
M&T Bank Corp.	22,866	2,778,219
MainSource Financial Group, Inc.	5,535	90,387
MB Financial, Inc.	8,133	219,103
Merchants Bancshares, Inc.	3,650	106,069
MGIC Investment Corp. *	62,600	462,614
MutualFirst Financial, Inc.	2,000	38,460
National Bank Holdings Corp., Class A	12,800	253,568
National Penn Bancshares, Inc.	17,675	182,053
Nationstar Mortgage Holdings, Inc. *(c)	5,500	167,805
NBT Bancorp, Inc.	11,500	268,755
New York Community Bancorp, Inc.	74,285	1,179,646
North Valley Bancorp *	300	6,312
Northfield Bancorp, Inc.	15,765	201,161
Northrim BanCorp, Inc.	4,281	104,885
Northwest Bancshares, Inc.	19,350	239,940
OceanFirst Financial Corp.	7,150	113,757
Ocwen Financial Corp. *	18,620	561,765
OFG Bancorp	8,163	130,281
Old National Bancorp	16,800	224,784
Oritani Financial Corp.	6,000	88,800
PacWest Bancorp	15,333	638,926
Park National Corp.	2,845	214,342
People’s United Financial, Inc.	49,587	720,003
Peoples Financial Corp.	3,000	39,420
Pinnacle Financial Partners, Inc.	6,475	239,575
Popular, Inc. *	19,720	629,068
Premier Financial Bancorp, Inc.	2,645	41,368
PrivateBancorp, Inc.	13,000	374,400
Prosperity Bancshares, Inc.	11,300	656,869
Provident Financial Holdings, Inc.	4,350	61,988
Provident Financial Services, Inc.	14,017	234,224
Radian Group, Inc.	34,300	434,238
Regions Financial Corp.	243,273	2,466,788
Renasant Corp.	8,910	253,044
Republic Bancorp, Inc., Class A	6,521	151,678
S&T Bancorp, Inc.	4,400	107,052
Sandy Spring Bancorp, Inc.	5,900	138,119
Seacoast Banking Corp of Florida *	3,936	40,738
Shore Bancshares, Inc. *	1,250	11,063
Signature Bank *	8,200	937,998
Simmons First National Corp., Class A	4,000	158,520
South State Corp.	5,584	324,486
Southside Bancshares, Inc. (c)	4,741	138,959
Southwest Bancorp, Inc.	7,800	120,276
State Bank Financial Corp.	6,200	102,362
Sterling Bancorp	19,185	228,302
Stock Yards Bancorp, Inc.	3,670	107,421
Suffolk Bancorp *	4,600	93,150
Sun Bancorp, Inc. *	19,318	72,636
SunTrust Banks, Inc.	91,857	3,495,159
Susquehanna Bancshares, Inc.	27,568	280,642
SVB Financial Group *	8,000	872,160
Synovus Financial Corp.	22,042	519,089
Taylor Capital Group, Inc. *	8,900	189,748
TCF Financial Corp.	32,100	507,501
Texas Capital Bancshares, Inc. *	7,800	405,990
TFS Financial Corp. *	19,500	262,860
The First of Long Island Corp.	4,000	140,720
The PNC Financial Services Group, Inc.	92,042	7,598,988
Timberland Bancorp, Inc.	2,000	20,540
Tompkins Financial Corp.	4,024	178,988
Towne Bank	3,800	56,164
Tree.com, Inc. *	4,444	113,411
Trico Bancshares	5,400	120,798
TrustCo Bank Corp.	20,657	136,130
Trustmark Corp.	14,762	339,969
U.S. Bancorp	315,837	13,274,629
UMB Financial Corp.	7,774	440,242
Umpqua Holdings Corp.	31,951	540,611
Union Bankshares Corp.	12,893	307,885
United Bankshares, Inc.	12,300	394,584
United Community Banks, Inc.	11,678	193,271
Valley National Bancorp	30,542	292,592
ViewPoint Financial Group, Inc.	8,700	218,718
Walker & Dunlop, Inc. *	9,700	132,405
Washington Federal, Inc.	14,942	313,184
Washington Trust Bancorp, Inc.	3,600	123,840
Webster Financial Corp.	15,963	457,659
Wells Fargo & Co.	831,386	42,317,547
WesBanco, Inc.	7,756	231,749

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Westamerica Bancorp	5,200	248,664
Western Alliance Bancorp *	16,600	380,140
Wilshire Bancorp, Inc.	9,900	93,258
Wintrust Financial Corp.	8,900	412,337
WSFS Financial Corp.	2,000	143,180
Zions Bancorp	30,525	879,730

		219,545,987

Capital Goods 7.8%
3M Co.	107,890	15,200,622
A.O. Smith Corp.	11,800	551,060
AAON, Inc.	10,279	201,674
AAR Corp.	8,400	225,960
Aceto Corp.	7,900	132,404
Actuant Corp., Class A	10,280	331,838
Acuity Brands, Inc.	7,500	804,525
AECOM Technology Corp. *	16,100	546,595
Aegion Corp. *	4,300	98,513
Aerovironment, Inc. *	4,200	132,258
AGCO Corp.	15,462	753,154
Air Lease Corp.	13,100	451,295
Aircastle Ltd.	14,100	253,095
Alamo Group, Inc.	2,500	118,825
Albany International Corp., Class A	6,718	240,773
Allegion plc	14,433	742,289
Alliant Techsystems, Inc.	5,537	719,422
Allison Transmission Holdings, Inc.	28,555	836,090
Altra Industrial Motion Corp.	4,300	134,805
American Railcar Industries, Inc.	2,400	164,208
American Science & Engineering, Inc.	2,000	125,600
American Superconductor Corp. *	5,200	10,348
American Woodmark Corp. *	4,000	117,600
AMETEK, Inc.	43,459	2,116,019
Apogee Enterprises, Inc.	6,600	214,170
Applied Industrial Technologies, Inc.	6,525	316,202
Armstrong World Industries, Inc. *	8,495	413,537
Astec Industries, Inc.	5,700	221,559
Astronics Corp. *	2,125	123,250
AZZ, Inc.	5,700	248,748
B/E Aerospace, Inc. *	18,000	1,532,520
Barnes Group, Inc.	6,600	226,050
Beacon Roofing Supply, Inc. *	6,600	182,424
Blount International, Inc. *	15,900	207,654
Breeze-Eastern Corp. *	500	5,255
Briggs & Stratton Corp.	11,400	208,962
Builders FirstSource, Inc. *	17,100	101,574
Carlisle Cos., Inc.	10,500	840,210
Caterpillar, Inc.	109,306	11,012,579
Chart Industries, Inc. *	4,400	334,620
Chicago Bridge & Iron Co., N.V.	17,800	1,055,896
CIRCOR International, Inc.	3,750	269,513
CLARCOR, Inc.	7,300	432,963
Colfax Corp. *	16,400	1,032,708
Columbus McKinnon Corp.	4,300	99,975
Comfort Systems USA, Inc.	7,700	114,730
Crane Co.	8,000	548,880
Cubic Corp.	4,500	197,370
Cummins, Inc.	29,500	4,112,005
Curtiss-Wright Corp.	9,100	577,941
Danaher Corp.	103,574	7,652,047
Deere & Co.	63,200	5,378,952
DigitalGlobe, Inc. *	12,322	322,220
Donaldson Co., Inc.	22,100	857,259
Dover Corp.	29,661	2,543,727
Ducommun, Inc. *	3,200	88,480
DXP Enterprises, Inc. *	1,700	120,751
Dycom Industries, Inc. *	5,300	149,036
Dynamic Materials Corp.	6,800	139,264
Eaton Corp. plc	82,677	5,615,422
EMCOR Group, Inc.	12,700	519,811
Emerson Electric Co.	121,054	7,705,087
Encore Wire Corp.	4,600	192,924
EnerSys	7,500	475,725
Engility Holdings, Inc. *	4,116	142,249
EnPro Industries, Inc. *	4,900	335,258
ESCO Technologies, Inc.	3,900	130,845
Esterline Technologies Corp. *	5,900	640,445
Exelis, Inc.	34,900	587,716
Fastenal Co.	48,332	2,143,524
Federal Signal Corp.	12,800	185,088
Flowserve Corp.	23,300	1,725,132
Fluor Corp.	28,519	2,078,180
Fortune Brands Home & Security, Inc.	27,400	1,035,446
Foster Wheeler AG	15,200	500,992
Franklin Electric Co., Inc.	5,600	205,240
FreightCar America, Inc.	2,500	53,950
FuelCell Energy, Inc. *(c)	29,400	72,912
Furmanite Corp. *	7,200	65,880
GATX Corp.	8,900	551,800
GenCorp, Inc. *	11,600	205,900
Generac Holdings, Inc. *	12,500	542,500
General Cable Corp.	6,700	148,941
General Dynamics Corp.	56,500	6,597,505
General Electric Co.	1,739,318	43,743,848
Gibraltar Industries, Inc. *	6,300	92,547
Graco, Inc.	10,812	801,710
GrafTech International Ltd. *	16,600	139,440
Granite Construction, Inc.	8,150	265,283
Great Lakes Dredge & Dock Corp. *	11,600	83,752
Griffon Corp.	15,100	162,627
H&E Equipment Services, Inc. *	6,800	246,024
Hardinge, Inc.	4,800	57,264
Harsco Corp.	11,300	285,551
HD Supply Holdings, Inc. *	16,900	429,598
HEICO Corp.	8,375	411,715
Hexcel Corp. *	16,400	610,900
Hillenbrand, Inc.	8,800	264,440
Honeywell International, Inc.	135,980	12,487,043
Hubbell, Inc., Class B	9,300	1,087,542
Huntington Ingalls Industries, Inc.	8,172	742,998
Hyster-Yale Materials Handling, Inc.	2,300	184,230
IDEX Corp.	13,925	1,055,793
Illinois Tool Works, Inc.	66,800	5,502,316
Ingersoll-Rand plc	43,300	2,545,607
Integrated Electrical Services, Inc. *	5,105	32,519
ITT Corp.	15,000	689,550
Jacobs Engineering Group, Inc. *	21,700	1,102,577

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
John Bean Technologies Corp.	4,983	129,807
Joy Global, Inc.	17,550	1,040,013
Kadant, Inc.	3,001	114,458
Kaman Corp.	5,700	228,057
KBR, Inc.	24,000	495,840
Kennametal, Inc.	14,700	621,516
Kratos Defense & Security Solutions, Inc. *	10,180	74,314
L-3 Communications Holdings, Inc.	14,600	1,532,416
L.B. Foster Co., Class A	1,400	65,310
Lawson Products, Inc. *	5,500	103,950
Layne Christensen Co. *	4,500	48,825
Lennox International, Inc.	7,471	637,426
Lincoln Electric Holdings, Inc.	13,600	903,584
Lindsay Corp. (c)	3,100	250,945
Lockheed Martin Corp.	46,535	7,769,949
Lydall, Inc. *	5,500	138,765
Magnetek, Inc. *	1,650	41,630
Masco Corp.	60,300	1,254,240
MasTec, Inc. *	8,550	232,475
Meritor, Inc. *	22,600	284,082
Moog, Inc., Class A *	7,587	500,894
MRC Global, Inc. *	15,600	418,548
MSC Industrial Direct Co., Inc., Class A	8,000	682,320
Mueller Industries, Inc.	11,800	328,394
Mueller Water Products, Inc., Class A	23,139	179,327
MYR Group, Inc. *	8,500	210,885
National Presto Industries, Inc. (c)	2,900	185,890
Navistar International Corp. *	11,600	407,972
NCI Building Systems, Inc. *	14,480	242,685
NN, Inc.	1,800	52,200
Nordson Corp.	9,500	714,115
Nortek, Inc. *	3,200	255,264
Northrop Grumman Corp.	37,659	4,642,225
NOW, Inc. *	18,205	586,019
Omega Flex, Inc.	700	11,858
Orbital Sciences Corp. *	12,600	323,442
Oshkosh Corp.	14,300	660,946
Owens Corning	18,700	636,735
PACCAR, Inc.	60,922	3,793,613
Pall Corp.	18,500	1,433,195
Parker Hannifin Corp.	25,700	2,954,215
Pentair plc	34,885	2,235,082
Polypore International, Inc. *	6,100	262,910
Powell Industries, Inc.	2,800	163,548
Precision Castparts Corp.	25,202	5,766,218
Preformed Line Products Co.	1,000	54,190
Primoris Services Corp.	6,900	164,772
Proto Labs, Inc. *	2,800	226,800
Quanex Building Products Corp.	6,125	104,676
Quanta Services, Inc. *	36,171	1,211,367
Raven Industries, Inc.	5,600	156,072
Raytheon Co.	54,477	4,944,877
RBC Bearings, Inc.	3,000	166,440
Regal-Beloit Corp.	8,700	611,523
Rexnord Corp. *	14,500	390,195
Rockwell Automation, Inc.	24,231	2,705,633
Rockwell Collins, Inc.	24,200	1,773,134
Roper Industries, Inc.	17,559	2,529,725
Rush Enterprises, Inc., Class A *	8,200	288,886
Sensata Technologies Holding N.V. *	27,300	1,262,352
Simpson Manufacturing Co., Inc.	6,200	188,542
Snap-on, Inc.	10,580	1,271,716
SolarCity Corp. *(c)	9,100	650,923
Spirit AeroSystems Holdings, Inc., Class A *	18,600	605,802
SPX Corp.	7,110	704,814
Standex International Corp.	3,000	197,850
Stanley Black & Decker, Inc.	27,513	2,406,012
Sun Hydraulics Corp.	5,600	204,288
TAL International Group, Inc. *	6,000	265,200
Taser International, Inc. *	11,800	142,308
Tecumseh Products Co. *	9,100	44,317
Teledyne Technologies, Inc. *	6,757	616,238
Tennant Co.	4,200	306,390
Terex Corp.	18,400	634,984
Textainer Group Holdings Ltd. (c)	5,200	190,164
Textron, Inc.	49,500	1,800,315
The Babcock & Wilcox Co.	17,400	540,096
The Boeing Co.	117,208	14,121,220
The Gorman-Rupp Co.	5,141	148,986
The Greenbrier Cos., Inc.	5,800	373,810
The KEYW Holding Corp. *(c)	8,400	110,040
The Manitowoc Co., Inc.	23,200	616,192
The Middleby Corp. *	9,300	677,598
The Timken Co.	13,100	580,330
The Toro Co.	10,600	628,898
Thermon Group Holdings, Inc. *	9,500	231,610
Titan International, Inc.	6,925	103,321
Titan Machinery, Inc. *(c)	3,600	52,776
TransDigm Group, Inc.	8,400	1,410,528
Trex Co., Inc. *	5,400	152,010
TriMas Corp. *	9,293	294,402
Trinity Industries, Inc.	28,300	1,235,012
Triumph Group, Inc.	8,100	513,135
Tutor Perini Corp. *	7,100	193,333
United Rentals, Inc. *	16,400	1,736,760
United Technologies Corp.	146,300	15,383,445
Universal Forest Products, Inc.	4,600	201,388
URS Corp.	10,700	612,789
USG Corp. *	16,900	447,005
Valmont Industries, Inc.	4,300	626,209
Veritiv Corp. *	1,466	58,523
Vicor Corp. *	9,900	78,012
W.W. Grainger, Inc.	10,800	2,539,620
Wabash National Corp. *	11,200	152,432
WABCO Holdings, Inc. *	10,233	997,513
Wabtec Corp.	15,756	1,271,194
Watsco, Inc.	4,200	376,194
Watts Water Technologies, Inc., Class A	4,000	233,840
WESCO International, Inc. *	8,100	635,769
Woodward, Inc.	10,500	524,580
Xylem, Inc.	30,500	1,076,345

		291,746,871

Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	7,200	177,192
Acacia Research Corp.	15,600	266,136
ACCO Brands Corp. *	42,001	278,047

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AMREP Corp. *	2,500	14,300
ARC Document Solutions, Inc. *	7,000	38,150
Brady Corp., Class A	6,400	167,360
Casella Waste Systems, Inc., Class A *	13,300	62,776
CDI Corp.	5,500	76,285
Cenveo, Inc. *(c)	7,300	24,601
Cintas Corp.	16,650	1,042,290
Civeo Corp. *	17,200	436,880
Clean Harbors, Inc. *	9,100	524,433
Compx International, Inc.	2,000	21,030
Copart, Inc. *	17,618	588,089
Covanta Holding Corp.	26,400	539,088
CRA International, Inc. *	4,200	100,296
Deluxe Corp.	7,600	418,076
Ennis, Inc.	6,500	92,170
Equifax, Inc.	21,895	1,665,990
Exponent, Inc.	3,300	234,564
FTI Consulting, Inc. *	5,700	210,672
G&K Services, Inc., Class A	4,100	197,169
GP Strategies Corp. *	1,500	40,815
Healthcare Services Group, Inc.	12,656	330,828
Heidrick & Struggles International, Inc.	5,000	93,350
Herman Miller, Inc.	8,700	254,388
HNI Corp.	6,400	226,176
Hudson Global, Inc. *	3,220	12,397
Huron Consulting Group, Inc. *	5,000	302,200
ICF International, Inc. *	6,500	224,705
IHS, Inc., Class A *	11,000	1,445,070
InnerWorkings, Inc. *	7,400	60,310
Insperity, Inc.	6,800	216,988
Interface, Inc.	8,400	133,140
Iron Mountain, Inc.	28,138	942,904
KAR Auction Services, Inc.	22,500	659,475
Kelly Services, Inc., Class A	5,700	90,858
Kforce, Inc.	7,105	141,318
Kimball International, Inc., Class B	9,100	143,507
Knoll, Inc.	7,000	117,670
Korn/Ferry International *	6,600	194,172
Manpowergroup, Inc.	14,537	1,132,287
Mastech Holdings, Inc.	675	8,046
McGrath RentCorp	4,600	158,930
Mistras Group, Inc. *	4,000	84,480
Mobile Mini, Inc.	6,200	234,112
MSA Safety, Inc.	4,700	243,366
Multi-Color Corp.	4,625	182,086
Navigant Consulting, Inc. *	14,000	228,480
Nielsen N.V.	52,600	2,425,386
NL Industries, Inc.	7,800	67,860
On Assignment, Inc. *	6,500	175,565
Performant Financial Corp. *	7,700	73,843
Pitney Bowes, Inc.	35,500	960,630
Quad Graphics, Inc.	9,800	206,976
R.R. Donnelley & Sons Co.	36,638	636,036
Republic Services, Inc.	47,845	1,814,761
Resources Connection, Inc.	11,300	170,630
Robert Half International, Inc.	22,900	1,114,085
Rollins, Inc.	9,218	260,962
RPX Corp. *	10,300	160,680
Steelcase, Inc., Class A	11,500	173,650
Stericycle, Inc. *	14,200	1,670,630
Team, Inc. *	3,000	118,830
Tetra Tech, Inc.	13,131	318,821
The ADT Corp.	33,866	1,178,537
The Advisory Board Co. *	6,800	340,952
The Brink’s Co.	7,100	190,564
The Corporate Executive Board Co.	5,500	341,385
The Dun & Bradstreet Corp.	5,840	642,575
The Standard Register Co. *(c)	820	4,469
Towers Watson & Co., Class A	10,700	1,091,614
TRC Cos., Inc. *	3,350	16,850
TrueBlue, Inc. *	10,100	272,599
Tyco International Ltd.	80,758	3,484,708
UniFirst Corp.	2,100	204,141
United Stationers, Inc.	5,800	223,764
US Ecology, Inc.	3,500	158,410
Verisk Analytics, Inc., Class A *	24,700	1,482,988
Viad Corp.	3,625	76,922
Virco Mfg. Corp. *	1,170	3,042
WageWorks, Inc. *	5,000	208,700
Waste Connections, Inc.	21,412	1,013,644
Waste Management, Inc.	75,710	3,398,622

		39,761,483

Consumer Durables & Apparel 1.5%
Arctic Cat, Inc.	2,400	85,440
Blyth, Inc. (c)	7,400	44,770
Brunswick Corp.	14,400	580,752
Callaway Golf Co.	31,065	236,094
Carter’s, Inc.	9,400	719,664
Cavco Industries, Inc. *	1,610	114,938
Coach, Inc.	46,308	1,600,405
Columbia Sportswear Co.	3,450	257,922
Crocs, Inc. *	15,000	238,050
CSS Industries, Inc.	4,800	118,512
D.R. Horton, Inc.	46,904	970,913
Deckers Outdoor Corp. *	5,200	460,252
Ethan Allen Interiors, Inc.	10,200	233,784
Flexsteel Industries, Inc.	1,900	57,494
Foamex International, Inc. *(b)(g)	2,278	—
Fossil Group, Inc. *	7,662	750,876
G-III Apparel Group Ltd. *	2,800	217,476
Garmin Ltd.	22,300	1,227,392
Hanesbrands, Inc.	17,547	1,714,517
Harman International Industries, Inc.	11,200	1,215,760
Hasbro, Inc.	18,800	939,248
Helen of Troy Ltd. *	5,000	268,150
Hovnanian Enterprises, Inc., Class A *	50,500	202,000
Iconix Brand Group, Inc. *	9,600	405,408
iRobot Corp. *(c)	7,300	236,301
JAKKS Pacific, Inc. *(c)	7,500	46,800
Jarden Corp. *	22,566	1,261,439
Kate Spade & Co. *	20,600	779,298
KB Home	19,700	321,110
La-Z-Boy, Inc.	7,500	157,800
LeapFrog Enterprises, Inc. *	9,000	64,980
Leggett & Platt, Inc.	23,300	764,240
Lennar Corp., Class A	31,290	1,133,637
Lululemon Athletica, Inc. *	20,157	775,440

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
M.D.C. Holdings, Inc.	9,003	242,811
M/I Homes, Inc. *	3,000	61,740
Marine Products Corp.	405	3,439
Mattel, Inc.	59,000	2,090,075
Meritage Homes Corp. *	5,900	225,970
Michael Kors Holdings Ltd. *	30,800	2,509,584
Mohawk Industries, Inc. *	10,019	1,250,071
Movado Group, Inc.	5,800	237,394
NACCO Industries, Inc., Class A	1,900	90,611
Nautilus, Inc. *	9,825	97,857
Newell Rubbermaid, Inc.	47,900	1,555,792
NIKE, Inc., Class B	127,695	9,849,115
NVR, Inc. *	700	788,522
Oxford Industries, Inc.	2,500	148,925
Perry Ellis International, Inc. *	5,500	101,200
Polaris Industries, Inc.	11,781	1,738,169
PulteGroup, Inc.	56,976	1,005,626
PVH Corp.	14,411	1,587,804
Quiksilver, Inc. *	25,900	77,441
Ralph Lauren Corp.	9,800	1,527,428
Skechers U.S.A., Inc., Class A *	6,500	339,105
Skyline Corp. *	2,600	12,246
Smith & Wesson Holding Corp. *	12,400	153,140
Standard Pacific Corp. *	28,500	214,890
Stanley Furniture Co., Inc. *	6,875	17,806
Steven Madden Ltd. *	9,112	290,217
Sturm, Ruger & Co., Inc. (c)	2,700	134,892
Superior Uniform Group, Inc.	1,600	33,200
Tempur Sealy International, Inc. *	10,300	563,513
The Ryland Group, Inc.	6,700	215,070
Toll Brothers, Inc. *	26,200	856,478
Tumi Holdings, Inc. *	9,200	193,936
Tupperware Brands Corp.	9,700	705,966
Under Armour, Inc., Class A *	27,800	1,855,650
Universal Electronics, Inc. *	5,200	247,676
Vera Bradley, Inc. *	11,000	218,130
VF Corp.	60,700	3,719,089
Whirlpool Corp.	12,949	1,847,045
Wolverine World Wide, Inc.	15,600	378,456

		55,386,941

Consumer Services 2.1%
Ambassadors Group, Inc. *	3,400	14,620
American Public Education, Inc. *	5,600	199,920
Apollo Education Group, Inc. *	16,450	459,448
Aramark	12,000	323,520
Ascent Capital Group, Inc., Class A *	3,116	193,130
Bally Technologies, Inc. *	5,900	355,003
Belmond Ltd., Class A *	12,600	156,240
Biglari Holdings, Inc. *	279	118,578
BJ’s Restaurants, Inc. *	7,300	250,171
Bloomin’ Brands, Inc. *	10,300	201,777
Bob Evans Farms, Inc.	4,200	199,542
Boyd Gaming Corp. *	21,300	234,300
Bridgepoint Education, Inc. *	13,700	164,537
Bright Horizons Family Solutions, Inc. *	4,912	204,192
Brinker International, Inc.	12,650	567,226
Buffalo Wild Wings, Inc. *	3,000	435,960
Burger King Worldwide, Inc.	12,200	321,836
Caesars Entertainment Corp. *(c)	8,300	132,800
Career Education Corp. *	25,114	128,333
Carnival Corp.	76,439	2,768,621
Chipotle Mexican Grill, Inc. *	5,300	3,564,250
Choice Hotels International, Inc.	5,200	243,828
Churchill Downs, Inc.	2,900	250,850
Corinthian Colleges, Inc. *(c)	21,700	4,557
Cracker Barrel Old Country Store, Inc.	3,446	334,124
Darden Restaurants, Inc.	21,500	1,005,125
Denny’s Corp. *	21,100	144,535
DeVry Education Group, Inc.	9,400	375,718
DineEquity, Inc.	3,000	243,150
Domino’s Pizza, Inc.	9,200	662,400
Dover Downs Gaming & Entertainment, Inc. *	5,899	7,433
Dover Motorsports, Inc.	1,400	3,892
Dunkin’ Brands Group, Inc.	16,800	720,048
Education Management Corp. *(c)	19,600	25,284
Extended Stay America, Inc.	6,600	148,764
Fiesta Restaurant Group, Inc. *	4,300	195,134
Graham Holdings Co., Class B	700	480,025
Grand Canyon Education, Inc. *	8,500	365,500
H&R Block, Inc.	46,200	1,484,406
Hilton Worldwide Holdings, Inc. *	52,947	1,281,847
Hyatt Hotels Corp., Class A *	9,600	564,768
International Game Technology	38,100	645,033
International Speedway Corp., Class A	6,445	195,412
Interval Leisure Group, Inc.	10,769	228,087
Isle of Capri Casinos, Inc. *	11,800	93,338
ITT Educational Services, Inc. *(c)	5,600	79,688
Jack in the Box, Inc.	7,000	400,330
K12, Inc. *	12,100	282,051
Krispy Kreme Doughnuts, Inc. *	14,100	215,871
La Quinta Holdings, Inc. *	8,000	150,320
Lakes Entertainment, Inc. *	6,800	29,784
Las Vegas Sands Corp.	65,800	4,859,330
Learning Tree International, Inc. *	1,400	3,332
Life Time Fitness, Inc. *	5,500	216,425
LifeLock, Inc. *	11,000	152,680
Luby’s, Inc. *	6,900	34,638
Marriott International, Inc., Class A	39,208	2,537,150
Marriott Vacations Worldwide Corp. *	4,080	234,804
Matthews International Corp., Class A	5,300	230,497
McDonald’s Corp.	171,440	16,211,366
MGM Resorts International *	58,100	1,559,404
Monarch Casino & Resort, Inc. *	8,000	99,840
MTR Gaming Group, Inc. *	5,800	26,680
Multimedia Games Holding Co., Inc. *	5,500	132,660
Norwegian Cruise Line Holdings Ltd. *	16,200	531,036
Panera Bread Co., Class A *	4,200	618,660
Papa John’s International, Inc.	6,800	283,492
Penn National Gaming, Inc. *	17,000	178,160
Pinnacle Entertainment, Inc. *	9,800	213,640
Popeyes Louisiana Kitchen, Inc. *	6,600	265,980
Red Robin Gourmet Burgers, Inc. *	2,300	148,028
Regis Corp.	17,300	240,989

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Royal Caribbean Cruises Ltd.	27,500	1,640,375
Ruby Tuesday, Inc. *	33,713	202,615
Scientific Games Corp., Class A *	10,900	93,086
SeaWorld Entertainment, Inc.	12,511	348,431
Service Corp. International	35,000	735,000
Six Flags Entertainment Corp.	15,600	596,232
Sonic Corp. *	12,868	265,724
Sotheby’s	11,338	449,552
Speedway Motorsports, Inc.	6,700	116,848
Starbucks Corp.	129,850	10,086,748
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,553,393
Steiner Leisure Ltd. *	3,000	119,730
Strayer Education, Inc. *	4,300	222,826
Texas Roadhouse, Inc.	8,300	206,504
The Cheesecake Factory, Inc.	7,087	303,891
The Wendy’s Co.	50,775	413,816
Vail Resorts, Inc.	5,300	400,150
Weight Watchers International, Inc. (c)	6,500	140,985
Wyndham Worldwide Corp.	23,044	1,740,974
Wynn Resorts Ltd.	14,000	2,984,800
Yum! Brands, Inc.	77,400	5,371,560

		79,627,337

Diversified Financials 4.5%
Affiliated Managers Group, Inc. *	9,517	1,896,262
Ally Financial, Inc. *	16,700	383,432
American Express Co.	158,203	13,921,864
Ameriprise Financial, Inc.	33,430	3,998,228
Artisan Partners Asset Management, Inc., Class A	5,500	286,550
Asta Funding, Inc. *	6,000	50,280
Atlanticus Holdings Corp. *	4,629	12,313
Berkshire Hathaway, Inc., Class B *	312,305	39,172,416
BGC Partners, Inc., Class A	28,300	221,589
BlackRock, Inc.	21,532	6,561,446
Calamos Asset Management, Inc., Class A	5,000	59,300
Capital One Financial Corp.	98,857	7,863,086
Cash America International, Inc.	6,900	306,291
CBOE Holdings, Inc.	14,200	688,274
CME Group, Inc.	54,050	3,996,457
Cohen & Steers, Inc. (c)	5,400	224,154
Cowen Group, Inc., Class A *	11,889	47,556
Credit Acceptance Corp. *	2,100	238,823
Discover Financial Services	81,107	4,952,393
E*TRADE Financial Corp. *	53,233	1,118,958
Eaton Vance Corp.	22,700	797,451
Encore Capital Group, Inc. *	5,600	237,888
Evercore Partners, Inc., Class A	6,500	354,640
Ezcorp, Inc., Class A *	20,600	201,674
FBR & Co. *	1,000	27,960
Federated Investors, Inc., Class B	14,650	413,423
Financial Engines, Inc.	7,800	303,810
First Cash Financial Services, Inc. *	3,800	214,358
FNFV Group *	16,478	269,580
Franklin Resources, Inc.	69,300	3,752,595
GAMCO Investors, Inc., Class A	3,400	260,542
GFI Group, Inc.	18,700	84,711
Greenhill & Co., Inc.	4,500	205,965
HFF, Inc., Class A	9,800	332,808
ICG Group, Inc. *	8,050	136,206
Interactive Brokers Group, Inc., Class A	7,600	174,914
Intercontinental Exchange, Inc.	19,786	3,803,265
INTL FCStone, Inc. *	4,437	86,965
Invesco Ltd.	73,200	2,754,516
Investment Technology Group, Inc. *	8,050	147,235
Janus Capital Group, Inc.	26,200	298,418
KCG Holdings, Inc., Class A *	15,533	177,387
Legg Mason, Inc.	17,550	832,748
Leucadia National Corp.	57,450	1,419,589
LPL Financial Holdings, Inc.	12,800	607,744
MarketAxess Holdings, Inc.	5,300	298,019
McGraw Hill Financial, Inc.	47,061	3,775,233
MicroFinancial, Inc.	1,900	14,516
Moody’s Corp.	33,100	2,879,700
Morgan Stanley	241,925	7,823,854
MSCI, Inc. *	20,000	905,000
Navient Corp.	72,000	1,238,400
Nelnet, Inc., Class A	6,400	263,872
NewStar Financial, Inc. *	13,500	152,955
Northern Trust Corp.	39,500	2,642,155
NorthStar Asset Management Group, Inc. *	33,475	599,537
PHH Corp. *	7,186	167,793
PICO Holdings, Inc. *	3,700	81,955
Piper Jaffray Cos. *	3,950	203,820
Portfolio Recovery Associates, Inc. *	9,800	577,808
Raymond James Financial, Inc.	21,050	1,072,498
Resource America, Inc., Class A	4,000	37,680
Santander Consumer USA Holdings, Inc.	12,900	247,293
SEI Investments Co.	22,800	816,696
SLM Corp.	72,000	637,920
Springleaf Holdings, Inc. *	5,500	143,990
State Street Corp.	74,960	5,280,182
Stifel Financial Corp. *	11,785	539,635
SWS Group, Inc. *	8,211	58,791
T. Rowe Price Group, Inc.	45,000	3,494,700
TD Ameritrade Holding Corp.	39,100	1,255,892
The Bank of New York Mellon Corp.	198,818	7,761,855
The Charles Schwab Corp. (a)	203,126	5,636,746
The First Marblehead Corp. *	750	3,810
The Goldman Sachs Group, Inc.	72,159	12,474,126
The NASDAQ OMX Group, Inc.	19,100	805,829
Virtus Investment Partners, Inc.	875	179,419
Voya Financial, Inc.	23,689	878,862
Waddell & Reed Financial, Inc., Class A	14,750	778,653
Walter Investment Management Corp. *(c)	5,325	146,864
Westwood Holdings Group, Inc.	1,785	96,051
WisdomTree Investments, Inc. *	20,500	210,330
World Acceptance Corp. *(c)	3,000	243,240

		168,321,743

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 9.7%
Abraxas Petroleum Corp. *	36,200	184,620
Adams Resources & Energy, Inc.	2,300	150,282
Alon USA Energy, Inc.	8,700	111,795
Alpha Natural Resources, Inc. *(c)	29,330	99,429
Anadarko Petroleum Corp.	88,068	9,410,066
Antero Resources Corp. *	5,900	340,784
Apache Corp.	67,272	6,906,144
Apco Oil & Gas International, Inc. *	6,500	89,765
Approach Resources, Inc. *(c)	4,000	84,160
Arch Coal, Inc. (c)	26,500	78,705
Athlon Energy, Inc. *	10,006	476,886
Atwood Oceanics, Inc. *	9,500	457,425
Baker Hughes, Inc.	75,465	5,189,729
Basic Energy Services, Inc. *	8,500	203,915
Bill Barrett Corp. *	6,700	160,867
Bonanza Creek Energy, Inc. *	6,200	347,572
Bristow Group, Inc.	6,000	428,220
C&J Energy Services, Inc. *	10,200	305,592
Cabot Oil & Gas Corp.	73,200	2,411,940
Cal Dive International, Inc. *(c)	25,200	27,468
Callon Petroleum Co. *	18,200	179,816
Cameron International Corp. *	39,247	2,783,005
CARBO Ceramics, Inc.	3,300	410,982
Carrizo Oil & Gas, Inc. *	6,800	417,588
Cheniere Energy, Inc. *	38,600	2,731,336
Chesapeake Energy Corp.	89,130	2,350,358
Chevron Corp.	330,175	42,671,817
Cimarex Energy Co.	15,562	2,163,429
Clayton Williams Energy, Inc. *	2,500	266,025
Clean Energy Fuels Corp. *(c)	17,300	172,308
Cloud Peak Energy, Inc. *	8,700	134,676
Cobalt International Energy, Inc. *	46,700	748,134
Comstock Resources, Inc.	6,400	151,424
Concho Resources, Inc. *	19,631	2,764,045
ConocoPhillips	212,922	17,566,065
CONSOL Energy, Inc.	38,000	1,475,160
Contango Oil & Gas Co. *	5,200	209,196
Continental Resources, Inc. *	8,500	1,247,630
Core Laboratories N.V.	7,500	1,098,225
CVR Energy, Inc. (c)	5,100	240,108
Delek US Holdings, Inc.	6,300	184,086
Denbury Resources, Inc.	57,225	969,964
Devon Energy Corp.	67,460	5,093,230
Diamond Offshore Drilling, Inc. (c)	11,400	533,406
Diamondback Energy, Inc. *	5,600	460,488
Dresser-Rand Group, Inc. *	12,600	749,826
Dril-Quip, Inc. *	6,700	675,159
Energen Corp.	11,700	955,071
Energy XXI (Bermuda) Ltd.	15,061	300,618
ENGlobal Corp. *	4,000	11,160
Ensco plc, Class A	41,400	2,096,910
EOG Resources, Inc.	95,248	10,423,941
EQT Corp.	25,900	2,429,938
Era Group, Inc. *	2,850	76,380
EXCO Resources, Inc. (c)	51,400	236,954
Exterran Holdings, Inc.	10,720	452,920
Exxon Mobil Corp.	745,048	73,715,049
FMC Technologies, Inc. *	41,664	2,533,171
Forest Oil Corp. *	12,450	25,398
Forum Energy Technologies, Inc. *	11,200	372,848
Frank’s International N.V.	6,200	143,530
Geospace Technologies Corp. *	1,800	72,432
Goodrich Petroleum Corp. *	9,800	188,748
Green Plains, Inc.	5,500	206,195
Gulf Island Fabrication, Inc.	4,100	79,950
Gulfmark Offshore, Inc., Class A	4,100	156,907
Gulfport Energy Corp. *	15,603	833,356
Halcon Resources Corp. *(c)	43,500	258,825
Halliburton Co.	146,144	10,082,475
Harvest Natural Resources, Inc. *	9,300	40,176
Helix Energy Solutions Group, Inc. *	14,064	357,648
Helmerich & Payne, Inc.	19,017	2,020,746
Hercules Offshore, Inc. *	22,900	80,837
Hess Corp.	47,300	4,681,754
HollyFrontier Corp.	32,854	1,544,467
Hornbeck Offshore Services, Inc. *	5,000	218,500
Houston American Energy Corp. *	4,000	1,240
ION Geophysical Corp. *	13,900	52,125
Key Energy Services, Inc. *	22,300	136,922
Kinder Morgan, Inc.	116,123	4,178,106
KiOR, Inc., Class A *	15,300	4,749
Kodiak Oil & Gas Corp. *	43,900	682,206
Kosmos Energy Ltd. *	16,200	156,006
Laredo Petroleum, Inc. *	11,100	301,254
Magnum Hunter Resources Corp. *	22,939	147,498
Marathon Oil Corp.	119,914	4,646,667
Marathon Petroleum Corp.	50,204	4,191,030
Matador Resources Co. *	12,100	327,184
Matrix Service Co. *	8,000	214,800
McDermott International, Inc. *	39,100	285,430
Midstates Petroleum Co., Inc. *(c)	14,400	91,872
Murphy Oil Corp.	29,000	1,801,770
Nabors Industries Ltd.	47,134	1,280,159
National Oilwell Varco, Inc.	74,822	6,063,575
Natural Gas Services Group, Inc. *	7,500	234,000
Newfield Exploration Co. *	23,600	951,080
Newpark Resources, Inc. *	11,500	140,645
Noble Corp., plc	46,155	1,447,882
Noble Energy, Inc.	61,636	4,098,178
Northern Oil & Gas, Inc. *	8,200	131,938
Oasis Petroleum, Inc. *	15,800	844,510
Occidental Petroleum Corp.	136,405	13,328,133
Oceaneering International, Inc.	17,700	1,202,007
Oil States International, Inc. *	8,600	527,094
ONEOK, Inc.	36,629	2,360,006
Pacific Ethanol, Inc. *	10,200	181,968
Panhandle Oil & Gas, Inc., Class A	3,100	199,702
Parker Drilling Co. *	18,300	113,094
Patterson-UTI Energy, Inc.	28,500	978,975
PBF Energy, Inc., Class A	13,813	374,332
PDC Energy, Inc. *	5,800	314,708
Peabody Energy Corp.	46,800	709,956
Penn Virginia Corp. *	12,200	158,844
PetroQuest Energy, Inc. *	13,200	84,612
PHI, Inc. - Non Voting Shares *	4,000	157,800
Phillips 66	98,865	8,018,940
Pioneer Energy Services Corp. *	13,100	192,701
Pioneer Natural Resources Co.	25,033	5,543,808
QEP Resources, Inc.	30,600	1,011,330
Quicksilver Resources, Inc. *(c)	36,100	67,868

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Range Resources Corp.	28,300	2,139,197
Resolute Energy Corp. *	11,900	90,916
REX American Resources Corp. *	4,875	411,206
Rex Energy Corp. *	8,000	110,320
Rice Energy, Inc. *	6,736	177,157
Rosetta Resources, Inc. *	9,700	495,379
Rowan Cos. plc, Class A	20,500	625,660
RPC, Inc.	16,118	362,655
Sanchez Energy Corp. *	8,700	275,964
SandRidge Energy, Inc. *(c)	72,792	433,840
Schlumberger Ltd.	225,842	24,479,014
SEACOR Holdings, Inc. *	2,850	216,486
SemGroup Corp., Class A	7,000	539,560
Seventy Seven Energy, Inc. *	6,366	142,789
SM Energy Co.	11,200	879,648
Solazyme, Inc. *(c)	12,100	117,128
Southwestern Energy Co. *	61,375	2,490,597
Spectra Energy Corp.	114,778	4,696,716
Stone Energy Corp. *	7,383	280,923
Superior Energy Services, Inc.	26,099	876,926
Swift Energy Co. *(c)	5,500	60,775
Synergy Resources Corp. *	11,100	116,772
Targa Resources Corp.	4,800	612,000
Teekay Corp.	6,000	333,960
Tesco Corp.	7,000	136,640
Tesoro Corp.	21,900	1,347,726
TETRA Technologies, Inc. *	12,100	133,221
The Williams Cos., Inc.	127,260	7,206,734
Tidewater, Inc.	7,700	363,979
Transocean Ltd.	59,100	2,384,094
Ultra Petroleum Corp. *	25,300	579,876
Unit Corp. *	7,400	468,790
VAALCO Energy, Inc. *	12,600	86,940
Valero Energy Corp.	93,880	4,769,104
W&T Offshore, Inc.	7,500	100,575
Warren Resources, Inc. *	22,100	130,169
Weatherford International plc *	134,749	3,014,335
Western Refining, Inc.	7,700	315,392
Westmoreland Coal Co. *	9,600	413,664
Whiting Petroleum Corp. *	19,600	1,734,404
World Fuel Services Corp.	11,900	511,105
WPX Energy, Inc. *	33,353	686,071

		363,794,865

Food & Staples Retailing 1.9%
Casey’s General Stores, Inc.	7,100	469,807
Costco Wholesale Corp.	75,585	8,884,261
CVS Caremark Corp.	202,637	15,473,361
Ingles Markets, Inc., Class A	10,200	250,104
PriceSmart, Inc.	2,300	189,290
Rite Aid Corp. *	161,380	1,079,632
Safeway, Inc.	40,800	1,405,968
SpartanNash, Co.	12,540	262,838
Sprouts Farmers Market, Inc. *	17,474	533,132
SUPERVALU, Inc. *	39,532	362,509
Susser Holdings Corp. *	2,500	200,425
Sysco Corp.	100,236	3,577,423
The Andersons, Inc.	3,600	194,472
The Fresh Market, Inc. *	5,800	173,594
The Kroger Co.	89,366	4,377,147
The Pantry, Inc. *	6,000	107,460
United Natural Foods, Inc. *	8,800	515,856
Wal-Mart Stores, Inc.	279,564	20,570,319
Walgreen Co.	152,308	10,474,221
Weis Markets, Inc.	2,400	102,384
Whole Foods Market, Inc.	64,577	2,468,133

		71,672,336

Food, Beverage & Tobacco 4.3%
Alico, Inc.	2,000	73,820
Alliance One International, Inc. *	24,600	55,842
Altria Group, Inc.	345,123	14,011,994
Annie’s, Inc. *	1,800	52,524
Archer-Daniels-Midland Co.	112,158	5,204,131
B&G Foods, Inc.	7,400	207,718
Boulder Brands, Inc. *	9,100	103,285
Brown-Forman Corp., Class B	28,516	2,470,911
Bunge Ltd.	24,400	1,923,696
Cal-Maine Foods, Inc.	2,600	185,120
Campbell Soup Co.	29,100	1,210,269
Chiquita Brands International, Inc. *	13,900	133,301
Coca-Cola Bottling Co. Consolidated	3,248	226,775
Coca-Cola Enterprises, Inc.	41,600	1,890,720
ConAgra Foods, Inc.	74,293	2,238,448
Constellation Brands, Inc., Class A *	29,469	2,453,589
Darling Ingredients, Inc. *	25,900	484,848
Dean Foods Co.	13,556	207,678
Diamond Foods, Inc. *	5,200	139,672
Dr Pepper Snapple Group, Inc.	34,000	1,997,840
Farmer Bros. Co. *	4,500	92,115
Flowers Foods, Inc.	26,605	507,890
Fresh Del Monte Produce, Inc.	7,900	236,526
General Mills, Inc.	107,738	5,403,061
Hormel Foods Corp.	21,400	968,564
Ingredion, Inc.	11,800	868,834
J&J Snack Foods Corp.	2,093	188,558
John B. Sanfilippo & Son, Inc.	5,000	132,250
Kellogg Co.	44,300	2,650,469
Keurig Green Mountain, Inc.	21,650	2,582,412
Kraft Foods Group, Inc.	103,704	5,556,979
Lancaster Colony Corp.	3,400	296,990
Limoneira Co.	2,900	63,945
Lorillard, Inc.	63,444	3,837,093
McCormick & Co., Inc. - Non Voting Shares	21,400	1,407,692
Mead Johnson Nutrition Co.	34,800	3,182,112
Molson Coors Brewing Co., Class B	27,700	1,870,581
Mondelez International, Inc., Class A	293,713	10,573,668
Monster Beverage Corp. *	23,989	1,534,336
National Beverage Corp. *	6,400	109,696
PepsiCo, Inc.	263,011	23,171,269
Philip Morris International, Inc.	273,361	22,418,336
Pilgrim’s Pride Corp. *	12,466	348,549
Pinnacle Foods, Inc.	8,900	268,157
Post Holdings, Inc. *	7,250	325,670
Primo Water Corp. *	1,000	4,640
Reynolds American, Inc.	53,628	2,995,124

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rocky Mountain Chocolate Factory, Inc.	3,427	43,866
Sanderson Farms, Inc.	2,850	259,607
Seaboard Corp. *	100	285,200
Snyder’s-Lance, Inc.	8,900	220,809
The Boston Beer Co., Inc., Class A *	1,200	264,480
The Coca-Cola Co.	655,648	25,760,410
The Hain Celestial Group, Inc. *	7,806	667,413
The Hershey Co.	25,800	2,274,270
The Hillshire Brands Co.	20,100	1,261,677
The JM Smucker Co.	18,493	1,842,643
The WhiteWave Foods Co. *	31,825	948,067
Tootsie Roll Industries, Inc.	7,591	199,871
TreeHouse Foods, Inc. *	6,022	442,617
Tyson Foods, Inc., Class A	47,140	1,754,079
Universal Corp.	4,800	249,264
Vector Group Ltd.	14,395	295,529

		163,637,499

Health Care Equipment & Services 4.5%
Abaxis, Inc.	5,600	265,496
Abbott Laboratories	264,643	11,146,763
ABIOMED, Inc. *	7,800	199,680
Acadia Healthcare Co., Inc. *	7,000	333,620
Accuray, Inc. *	21,200	166,844
Aetna, Inc.	62,885	4,875,474
Air Methods Corp. *	4,500	226,125
Alere, Inc. *	12,441	497,640
Align Technology, Inc. *	11,700	634,257
Alliance HealthCare Services, Inc. *	360	10,278
Allscripts Healthcare Solutions, Inc. *	31,560	502,435
Amedisys, Inc. *	10,834	218,630
AmerisourceBergen Corp.	39,596	3,045,328
AMN Healthcare Services, Inc. *	17,210	225,451
Amsurg Corp. *	4,300	205,368
Analogic Corp.	2,700	194,157
Antares Pharma, Inc. *(c)	28,100	57,324
athenahealth, Inc. *	6,000	746,400
Baxter International, Inc.	94,069	7,026,014
Becton, Dickinson & Co.	33,534	3,897,992
Bio-Reference Laboratories, Inc. *	7,200	226,008
BioScrip, Inc. *	8,372	62,706
Boston Scientific Corp. *	233,167	2,979,874
Brookdale Senior Living, Inc. *	27,925	967,601
C.R. Bard, Inc.	13,760	2,053,405
Cantel Medical Corp.	8,034	269,380
Cardinal Health, Inc.	58,818	4,214,310
Cardiovascular Systems, Inc. *	5,000	135,000
CareFusion Corp. *	34,880	1,527,395
Centene Corp. *	9,000	648,810
Cerner Corp. *	50,200	2,771,040
Chemed Corp.	3,900	397,215
Chindex International, Inc. *	6,100	142,801
Cigna Corp.	47,251	4,254,480
Community Health Systems, Inc. *	20,196	963,349
Computer Programs & Systems, Inc.	3,600	236,952
CONMED Corp.	7,300	284,700
CorVel Corp. *	2,700	108,756
Covidien plc	78,240	6,768,542
Cross Country Healthcare, Inc. *	12,500	89,875
CryoLife, Inc.	9,050	89,143
Cyberonics, Inc. *	4,200	249,774
DaVita HealthCare Partners, Inc. *	31,400	2,211,816
DENTSPLY International, Inc.	24,300	1,128,006
DexCom, Inc. *	11,800	444,624
Edwards Lifesciences Corp. *	18,100	1,633,525
Endologix, Inc. *	13,700	193,855
Envision Healthcare Holdings Inc *	11,000	393,250
ExamWorks Group, Inc. *	6,200	218,798
Express Scripts Holding Co. *	133,063	9,267,838
Five Star Quality Care, Inc. *	14,335	65,511
Gentiva Health Services, Inc. *	9,150	165,615
Globus Medical, Inc., Class A *	13,900	309,970
Greatbatch, Inc. *	6,700	331,717
Haemonetics Corp. *	7,400	263,218
Hanger, Inc. *	5,400	170,910
HCA Holdings, Inc. *	55,600	3,631,236
Health Net, Inc. *	15,500	638,445
HealthSouth Corp.	13,500	517,455
HealthStream, Inc. *	6,800	169,728
Healthways, Inc. *	8,100	140,049
HeartWare International, Inc. *	2,100	176,841
Henry Schein, Inc. *	14,500	1,685,625
Hill-Rom Holdings, Inc.	10,200	401,880
HMS Holdings Corp. *	12,200	224,602
Hologic, Inc. *	49,612	1,293,385
Humana, Inc.	27,000	3,176,550
ICU Medical, Inc. *	3,350	195,138
IDEXX Laboratories, Inc. *	8,600	1,070,528
IMS Health Holdings, Inc. *	11,500	300,150
Insulet Corp. *	9,800	346,332
Integra LifeSciences Holdings Corp. *	5,300	251,326
Intuitive Surgical, Inc. *	6,550	2,996,952
Invacare Corp.	6,000	89,820
IPC The Hospitalist Co., Inc. *	4,000	196,720
Kindred Healthcare, Inc.	9,208	220,071
Laboratory Corp. of America Holdings *	14,700	1,524,243
Landauer, Inc.	2,100	90,615
LeMaitre Vascular, Inc.	6,800	55,012
LifePoint Hospitals, Inc. *	6,707	481,026
Magellan Health, Inc. *	3,907	225,043
Masimo Corp. *	8,500	204,680
McKesson Corp.	39,752	7,626,819
MedAssets, Inc. *	10,200	216,648
Medical Action Industries, Inc. *	6,250	86,250
Medidata Solutions, Inc. *	9,100	408,044
MEDNAX, Inc. *	16,600	982,388
Medtronic, Inc.	174,177	10,753,688
Meridian Bioscience, Inc.	10,050	198,086
Merit Medical Systems, Inc. *	10,277	131,957
Molina Healthcare, Inc. *	6,550	267,568
MWI Veterinary Supply, Inc. *	1,700	240,142
National Healthcare Corp.	4,100	225,336
Natus Medical, Inc. *	7,600	218,652
Neogen Corp. *	4,657	203,325
NuVasive, Inc. *	10,000	373,800
NxStage Medical, Inc. *	18,700	249,645

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Omnicare, Inc.	16,100	1,006,250
Omnicell, Inc. *	7,400	202,760
OraSure Technologies, Inc. *	12,200	100,406
Orthofix International N.V. *	2,800	92,568
Owens & Minor, Inc.	9,100	301,119
Patterson Cos., Inc.	13,100	511,031
PDI, Inc. *	2,900	10,643
PharMerica Corp. *	4,813	129,903
Premier, Inc., Class A *	5,000	141,500
Quality Systems, Inc.	10,500	162,855
Quest Diagnostics, Inc.	25,720	1,571,492
Quidel Corp. *	5,200	124,124
ResMed, Inc. (c)	24,200	1,252,108
RTI Surgical, Inc. *	18,100	82,717
Select Medical Holdings Corp.	22,600	351,204
Sirona Dental Systems, Inc. *	9,200	737,840
St. Jude Medical, Inc.	48,200	3,142,158
STERIS Corp.	8,200	417,216
Stryker Corp.	50,600	4,036,362
SurModics, Inc. *	4,200	79,758
Symmetry Medical, Inc. *	8,200	72,242
Team Health Holdings, Inc. *	10,500	593,775
Teleflex, Inc.	6,600	711,084
Tenet Healthcare Corp. *	15,512	818,568
The Cooper Cos., Inc.	7,881	1,267,895
The Ensign Group, Inc.	5,300	174,529
The Providence Service Corp. *	4,800	190,128
The Spectranetics Corp. *	6,700	171,855
Thoratec Corp. *	8,636	280,670
Tornier N.V. *	6,100	126,453
Triple-S Management Corp., Class B *	5,300	91,584
U.S. Physical Therapy, Inc.	3,500	122,290
Unilife Corp. *(c)	29,100	73,332
UnitedHealth Group, Inc.	169,522	13,739,758
Universal American Corp.	20,600	163,564
Universal Health Services, Inc., Class B	16,000	1,705,600
Utah Medical Products, Inc.	2,500	130,025
Varian Medical Systems, Inc. *	17,100	1,404,765
VCA, Inc. *	16,800	626,472
Veeva Systems, Inc., Class A *	6,100	145,180
Vocera Communications, Inc. *	3,700	46,509
Volcano Corp. *	12,200	201,422
WellCare Health Plans, Inc. *	8,200	511,516
WellPoint, Inc.	48,323	5,306,349
West Pharmaceutical Services, Inc.	11,300	460,475
Wright Medical Group, Inc. *	8,600	265,052
Zimmer Holdings, Inc.	29,700	2,972,079

		170,028,030

Household & Personal Products 1.7%
Avon Products, Inc.	70,000	924,000
Central Garden & Pet Co., Class A *	8,600	80,238
Church & Dwight Co., Inc.	22,400	1,437,632
Colgate-Palmolive Co.	151,909	9,631,030
Coty, Inc., Class A	15,600	266,916
Elizabeth Arden, Inc. *	3,500	72,205
Energizer Holdings, Inc.	10,933	1,254,671
Harbinger Group, Inc. *	19,100	224,043
Herbalife Ltd. (c)	15,600	817,440
Inter Parfums, Inc.	5,613	146,668
Kimberly-Clark Corp.	64,039	6,651,731
Medifast, Inc. *	3,500	100,485
Nu Skin Enterprises, Inc., Class A	9,600	563,424
Nutraceutical International Corp. *	5,000	115,400
Oil-Dri Corp. of America	1,600	46,672
Orchids Paper Products Co.	2,500	66,000
Revlon, Inc., Class A *	5,400	164,700
Spectrum Brands Holdings, Inc.	3,500	291,900
The Clorox Co.	22,300	1,937,201
The Estee Lauder Cos., Inc., Class A	43,100	3,166,126
The Female Health Co.	7,500	29,325
The Procter & Gamble Co.	469,365	36,291,302
WD-40 Co.	1,600	106,816

		64,385,925

Insurance 3.0%
ACE Ltd.	59,269	5,932,827
Aflac, Inc.	79,400	4,743,356
Alleghany Corp. *	2,740	1,133,949
Allied World Assurance Co. Holdings AG	14,700	529,347
Ambac Financial Group, Inc. *	4,000	90,640
American Equity Investment Life Holding Co.	12,600	278,964
American Financial Group, Inc.	13,250	741,867
American International Group, Inc.	250,903	13,041,938
American National Insurance Co.	2,300	250,700
AMERISAFE, Inc.	4,000	146,400
AmTrust Financial Services, Inc. (c)	7,314	311,869
Aon plc	51,496	4,344,202
Arch Capital Group Ltd. *	20,700	1,106,415
Argo Group International Holdings Ltd.	5,011	249,598
Arthur J. Gallagher & Co.	27,200	1,224,000
Aspen Insurance Holdings Ltd.	10,400	416,104
Assurant, Inc.	11,500	728,640
Assured Guaranty Ltd.	31,900	712,008
Axis Capital Holdings Ltd.	17,600	759,440
Baldwin & Lyons, Inc., Class B	1,950	48,165
Brown & Brown, Inc.	19,300	594,054
Cincinnati Financial Corp.	24,350	1,120,587
Citizens, Inc. *	16,000	107,840
CNA Financial Corp.	6,900	257,853
CNO Financial Group, Inc.	39,000	631,020
Crawford & Co., Class B	5,800	53,360
EMC Insurance Group, Inc.	1,200	35,316
Employers Holdings, Inc.	7,500	159,750
Endurance Specialty Holdings Ltd.	6,200	327,918
Enstar Group Ltd. *	1,300	179,400
Erie Indemnity Co., Class A	3,600	263,592
Everest Re Group Ltd.	7,700	1,200,507
FBL Financial Group, Inc., Class A	5,190	222,028
Federated National Holding Co.	1,500	30,255
First American Financial Corp.	16,800	455,952
FNF Group *	49,439	1,340,291
Genworth Financial, Inc., Class A *	86,800	1,137,080
Greenlight Capital Re Ltd., Class A *	7,400	239,464

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HCC Insurance Holdings, Inc.	16,550	772,554
Hilltop Holdings, Inc. *	12,926	264,983
Horace Mann Educators Corp.	8,300	237,795
Independence Holding Co.	2,970	37,155
Infinity Property & Casualty Corp.	2,500	161,900
Kemper Corp.	7,700	266,497
Lincoln National Corp.	45,426	2,379,868
Loews Corp.	54,174	2,282,351
Maiden Holdings Ltd.	18,900	216,972
Markel Corp. *	2,503	1,582,171
Marsh & McLennan Cos., Inc.	96,600	4,904,382
MBIA, Inc. *	25,250	241,895
Mercury General Corp.	5,400	265,788
MetLife, Inc.	195,403	10,278,198
Montpelier Re Holdings Ltd.	8,100	239,193
National General Holdings Corp.	10,400	181,064
National Western Life Insurance Co., Class A	500	120,500
Old Republic International Corp.	43,822	630,599
OneBeacon Insurance Group Ltd., Class A	14,800	219,040
PartnerRe Ltd.	8,900	928,804
Platinum Underwriters Holdings Ltd.	4,500	263,700
Primerica, Inc.	10,700	493,056
Principal Financial Group, Inc.	48,641	2,416,485
ProAssurance Corp.	8,540	372,600
Protective Life Corp.	13,200	915,816
Prudential Financial, Inc.	80,272	6,981,256
Reinsurance Group of America, Inc.	12,900	1,035,354
RenaissanceRe Holdings Ltd.	7,200	704,232
RLI Corp.	5,600	239,344
Safety Insurance Group, Inc.	3,400	170,034
Selective Insurance Group, Inc.	7,800	173,862
StanCorp Financial Group, Inc.	6,300	380,142
State Auto Financial Corp.	5,500	116,105
Stewart Information Services Corp.	3,600	106,092
Symetra Financial Corp.	19,000	433,200
The Allstate Corp.	77,867	4,551,326
The Chubb Corp.	43,194	3,745,352
The Hanover Insurance Group, Inc.	6,900	398,889
The Hartford Financial Services Group, Inc.	78,262	2,673,430
The Navigators Group, Inc. *	4,200	255,360
The Phoenix Cos., Inc. *	475	26,320
The Progressive Corp.	91,300	2,140,072
The Travelers Cos., Inc.	60,150	5,387,034
Torchmark Corp.	22,200	1,170,828
Tower Group International Ltd.	11,444	24,605
United Fire Group, Inc.	5,000	141,300
Unum Group	43,114	1,480,104
Validus Holdings Ltd.	16,857	615,786
W. R. Berkley Corp.	18,050	805,210
White Mountains Insurance Group Ltd.	900	544,419
Willis Group Holdings plc	29,000	1,181,750
XL Group plc	46,000	1,483,040

		112,784,508

Materials 3.8%
A. Schulman, Inc.	5,300	210,622
A.M. Castle & Co. *	5,800	48,024
AEP Industries, Inc. *	1,900	77,425
Air Products & Chemicals, Inc.	36,200	4,776,590
Airgas, Inc.	11,000	1,176,120
AK Steel Holding Corp. *	32,127	292,356
Albemarle Corp.	13,300	815,822
Alcoa, Inc.	200,696	3,289,407
Allegheny Technologies, Inc.	20,092	756,464
Allied Nevada Gold Corp. *(c)	29,700	92,961
American Vanguard Corp.	3,000	38,070
Ampco-Pittsburgh Corp.	4,500	90,765
AptarGroup, Inc.	10,900	665,990
Ashland, Inc.	11,923	1,247,742
Avery Dennison Corp.	16,000	755,360
Axiall Corp.	10,400	445,432
Balchem Corp.	4,200	210,000
Ball Corp.	23,900	1,464,114
Bemis Co., Inc.	16,700	651,467
Berry Plastics Group, Inc. *	18,100	439,649
Boise Cascade Co. *	5,500	154,825
Cabot Corp.	10,900	571,051
Calgon Carbon Corp. *	12,500	265,000
Carpenter Technology Corp.	8,300	449,362
Celanese Corp., Series A	26,500	1,542,565
Century Aluminum Co. *	11,600	218,080
CF Industries Holdings, Inc.	9,500	2,378,230
Chase Corp.	200	6,750
Chemtura Corp. *	14,000	325,640
Clearwater Paper Corp. *	5,472	369,907
Cliffs Natural Resources, Inc. (c)	21,100	368,195
Codexis, Inc. *	1,870	3,927
Coeur Mining, Inc. *	22,400	174,720
Commercial Metals Co.	22,800	393,072
Compass Minerals International, Inc.	5,000	430,100
Crown Holdings, Inc. *	22,800	1,061,340
Cytec Industries, Inc.	6,600	665,610
Deltic Timber Corp.	1,500	91,650
Domtar Corp.	10,500	377,160
E.I. du Pont de Nemours & Co.	158,892	10,218,345
Eagle Materials, Inc.	8,043	730,465
Eastman Chemical Co.	25,380	1,999,436
Ecolab, Inc.	46,204	5,014,520
Ferro Corp. *	21,000	263,340
Flotek Industries, Inc. *	13,300	383,705
FMC Corp.	23,300	1,519,626
Freeport-McMoRan, Inc.	177,958	6,623,597
FutureFuel Corp.	8,300	130,808
General Moly, Inc. *	15,700	16,485
Globe Specialty Metals, Inc.	15,900	302,577
Graphic Packaging Holding Co. *	52,900	634,800
Greif, Inc., Class A	4,300	215,774
H.B. Fuller Co.	9,000	401,850
Hawkins, Inc.	2,700	92,475
Haynes International, Inc.	2,500	124,500
Headwaters, Inc. *	12,000	128,280
Hecla Mining Co.	72,100	227,836
Horsehead Holding Corp. *	12,800	239,744
Huntsman Corp.	34,000	885,700

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Innophos Holdings, Inc.	5,300	320,279
Innospec, Inc.	4,200	168,882
International Flavors & Fragrances, Inc.	13,500	1,363,365
International Paper Co.	76,680	3,642,300
Intrepid Potash, Inc. *	11,800	174,758
Kaiser Aluminum Corp.	3,600	277,992
KapStone Paper & Packaging Corp. *	15,800	469,892
KMG Chemicals, Inc.	1,600	26,832
Koppers Holdings, Inc.	4,800	172,944
Kraton Performance Polymers, Inc. *	3,500	72,135
Kronos Worldwide, Inc.	11,720	174,745
Landec Corp. *	9,100	111,111
Louisiana-Pacific Corp. *	20,200	273,508
LSB Industries, Inc. *	3,000	115,530
LyondellBasell Industries N.V., Class A	74,332	7,897,775
Martin Marietta Materials, Inc.	11,400	1,416,222
Materion Corp.	4,000	129,240
McEwen Mining, Inc. *	31,130	88,721
MeadWestvaco Corp.	29,374	1,227,833
Minerals Technologies, Inc.	6,200	360,034
Molycorp, Inc. *(c)	51,800	108,262
Monsanto Co.	91,342	10,329,867
Myers Industries, Inc.	8,080	149,318
Neenah Paper, Inc.	4,231	209,942
NewMarket Corp.	1,900	735,300
Newmont Mining Corp.	87,974	2,191,432
Noranda Aluminum Holding Corp.	16,500	72,930
Nucor Corp.	54,800	2,752,056
Olin Corp.	15,820	420,337
Olympic Steel, Inc.	1,400	30,702
OM Group, Inc.	7,600	214,852
OMNOVA Solutions, Inc. *	10,400	83,928
Owens-Illinois, Inc. *	26,300	820,297
P.H. Glatfelter Co.	7,000	166,600
Packaging Corp. of America	16,100	1,065,176
Penford Corp. *	6,200	76,136
Platform Specialty Products Corp. *	15,000	370,650
PolyOne Corp.	14,810	562,039
PPG Industries, Inc.	24,300	4,820,148
Praxair, Inc.	51,000	6,535,140
Quaker Chemical Corp.	3,200	225,952
Rayonier Advanced Materials, Inc. *	6,960	225,922
Reliance Steel & Aluminum Co.	13,300	907,725
Rentech, Inc. *	37,400	81,158
Resolute Forest Products, Inc. *	14,000	215,460
Rock-Tenn Co., Class A	12,813	1,273,997
Rockwood Holdings, Inc.	12,500	986,750
Royal Gold, Inc.	11,400	861,498
RPM International, Inc.	24,600	1,086,828
RTI International Metals, Inc. *	7,700	191,422
Schnitzer Steel Industries, Inc., Class A	3,450	92,150
Schweitzer-Mauduit International, Inc.	4,600	187,818
Sealed Air Corp.	32,000	1,027,840
Sensient Technologies Corp.	7,400	388,500
Sigma-Aldrich Corp.	21,400	2,148,988
Silgan Holdings, Inc.	6,900	339,618
Sonoco Products Co.	16,800	657,552
Steel Dynamics, Inc.	39,300	833,553
Stepan Co.	4,300	206,916
Stillwater Mining Co. *	24,633	440,931
SunCoke Energy, Inc. *	15,217	347,404
The Dow Chemical Co.	208,551	10,650,700
The Mosaic Co.	59,512	2,744,098
The Scotts Miracle-Gro Co., Class A	7,300	388,360
The Sherwin-Williams Co.	14,901	3,073,033
The Valspar Corp.	13,300	998,165
TimkenSteel Corp. *	6,550	284,991
Tredegar Corp.	5,100	99,654
Tronox Ltd., Class A	9,800	260,092
United States Steel Corp.	26,300	880,787
Universal Stainless & Alloy Products, Inc. *	1,800	51,894
US Silica Holdings, Inc.	10,600	595,932
Valhi, Inc. (c)	13,600	89,488
Vulcan Materials Co.	21,492	1,356,790
W.R. Grace & Co. *	13,600	1,237,600
Walter Energy, Inc. (c)	15,800	90,850
Wausau Paper Corp.	8,700	87,609
Westlake Chemical Corp.	7,500	655,425
Worthington Industries, Inc.	7,200	275,400
Zep, Inc.	6,600	102,894

		144,396,381

Media 3.5%
AH Belo Corp., Class A	13,980	147,489
AMC Networks, Inc., Class A *	10,400	622,648
Cablevision Systems Corp., Class A	33,200	638,104
Carmike Cinemas, Inc. *	6,300	198,072
CBS Corp., Class B - Non Voting Shares	94,890	5,392,599
CBS Outdoor Americas, Inc.	4,400	146,476
Central European Media Enterprises Ltd., Class A *	9,900	25,938
Charter Communications, Inc., Class A *	12,500	1,931,500
Cinemark Holdings, Inc.	19,600	642,880
Clear Channel Outdoor Holdings, Inc., Class A	20,700	156,285
Comcast Corp., Class A	450,895	24,226,588
Crown Media Holdings, Inc., Class A *	6,000	20,280
Cumulus Media, Inc., Class A *	25,351	131,318
DIRECTV *	80,526	6,929,262
Discovery Communications, Inc., Class A *	38,461	3,277,262
DISH Network Corp., Class A *	35,600	2,202,216
DreamWorks Animation SKG, Inc., Class A *	10,200	204,000
Entercom Communications Corp., Class A *	11,000	103,950
Gannett Co., Inc.	39,000	1,276,080
Harte-Hanks, Inc.	17,200	112,832
John Wiley & Sons, Inc., Class A	9,000	540,810

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Journal Communications, Inc., Class A *	16,900	183,872
Lamar Advertising Co., Class A	12,100	606,815
Liberty Global plc, Class A *	60,875	2,532,400
Liberty Global plc, Series C *	67,875	2,714,321
Liberty Media Corp., Class A *	17,495	823,140
Liberty Media Corp., Class C *	34,990	1,644,530
Live Nation Entertainment, Inc. *	26,457	614,067
Loral Space & Communications, Inc. *	2,800	202,440
Martha Stewart Living Omnimedia, Inc., Class A *	26,100	117,711
Media General, Inc. *(c)	6,800	137,088
Meredith Corp.	5,100	234,192
Morningstar, Inc.	3,200	216,992
National CineMedia, Inc.	13,200	211,992
News Corp., Class A *	84,687	1,494,726
Nexstar Broadcasting Group, Inc., Class A	4,500	209,655
Omnicom Group, Inc.	45,800	3,205,542
Regal Entertainment Group, Class A	12,100	235,466
Salem Communications Corp., Class A	5,700	49,647
Scholastic Corp.	7,300	258,566
Scripps Networks Interactive, Inc., Class A	19,200	1,582,272
Sinclair Broadcast Group, Inc., Class A	11,000	355,410
Sirius XM Holdings, Inc. *	485,300	1,640,314
Sizmek, Inc. *	8,300	75,447
Starz, Class A *	16,195	461,719
The E.W. Scripps Co., Class A *	9,800	212,464
The Interpublic Group of Cos., Inc.	73,037	1,439,559
The Madison Square Garden Co., Class A *	10,175	603,785
The New York Times Co., Class A	17,300	216,077
The Walt Disney Co.	279,239	23,981,045
Time Warner Cable, Inc.	48,737	7,071,739
Time Warner, Inc.	152,979	12,700,317
Time, Inc. *	19,122	460,840
Twenty-First Century Fox, Inc., Class A	333,578	10,567,751
Viacom, Inc., Class B	68,922	5,697,782
World Wrestling Entertainment, Inc., Class A (c)	5,700	71,136

		131,757,408

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	275,831	14,436,995
ACADIA Pharmaceuticals, Inc. *	16,600	336,482
Accelerate Diagnostics, Inc. *(c)	5,300	96,354
Achillion Pharmaceuticals, Inc. *(c)	19,800	135,630
Acorda Therapeutics, Inc. *	8,400	245,868
Actavis plc *	45,920	9,838,819
Acura Pharmaceuticals, Inc. *(c)	20,900	21,736
Aegerion Pharmaceuticals, Inc. *	3,800	127,718
Affymetrix, Inc. *	25,500	219,300
Agilent Technologies, Inc.	57,417	3,220,520
Akorn, Inc. *	15,400	522,522
Albany Molecular Research, Inc. *	8,800	167,552
Alexion Pharmaceuticals, Inc. *	34,402	5,469,574
Alkermes plc *	28,600	1,222,936
Allergan, Inc.	51,317	8,511,438
Alnylam Pharmaceuticals, Inc. *	11,000	594,550
AMAG Pharmaceuticals, Inc. *	6,600	125,994
Amgen, Inc.	131,289	16,724,906
Amicus Therapeutics, Inc. *	13,800	58,374
Aratana Therapeutics, Inc. *	10,100	116,453
Arena Pharmaceuticals, Inc. *(c)	32,100	148,623
ARIAD Pharmaceuticals, Inc. *(c)	31,300	180,288
ArQule, Inc. *	21,000	28,560
Array BioPharma, Inc. *	62,184	248,736
Arrowhead Research Corp. *	10,700	135,355
Auxilium Pharmaceuticals, Inc. *	12,500	250,250
AVANIR Pharmaceuticals, Inc. *	28,700	149,527
AVEO Pharmaceuticals, Inc. *	15,100	19,026
Bio-Rad Laboratories, Inc., Class A *	3,000	344,970
BioCryst Pharmaceuticals, Inc. *	23,900	299,228
Biogen Idec, Inc. *	41,112	13,747,442
BioMarin Pharmaceutical, Inc. *	26,000	1,607,320
Biota Pharmaceuticals, Inc. *	26,016	83,511
Bristol-Myers Squibb Co.	287,447	14,550,567
Bruker Corp. *	18,000	409,140
Cambrex Corp. *	7,200	151,704
Celgene Corp. *	139,162	12,127,968
Celldex Therapeutics, Inc. *	15,200	198,968
Cepheid, Inc. *	11,200	421,568
Charles River Laboratories International, Inc. *	7,416	402,021
Clovis Oncology, Inc. *	4,900	178,605
Covance, Inc. *	11,800	990,256
Cubist Pharmaceuticals, Inc. *	12,200	742,980
Dendreon Corp. *(c)	72,900	150,903
Depomed, Inc. *	14,500	144,275
Durect Corp. *	14,500	21,460
Dyax Corp. *	31,000	292,020
Dynavax Technologies Corp. *	109,500	162,060
Eli Lilly & Co.	171,589	10,477,224
Emergent Biosolutions, Inc. *	10,400	228,800
Endo International plc *	23,200	1,556,256
Endocyte, Inc. *(c)	11,300	74,975
Enzo Biochem, Inc. *	43,981	211,109
Enzon Pharmaceuticals, Inc.	21,300	22,791
EPIRUS Biopharmaceuticals, Inc. *(c)	843	6,887
Exact Sciences Corp. *(c)	16,300	254,443
Exelixis, Inc. *(c)	44,700	180,588
Fluidigm Corp. *	6,000	171,780
Genomic Health, Inc. *	8,400	214,032
Geron Corp. *(c)	46,200	111,111
Gilead Sciences, Inc. *	266,417	24,390,476
GTx, Inc. *(c)	15,900	19,239
Halozyme Therapeutics, Inc. *	28,000	272,720
Harvard Apparatus Regenerative Technology, Inc. *	4,825	35,415
Harvard Bioscience, Inc. *	19,300	89,166
Horizon Pharma, Inc. *(c)	10,700	90,950
Hospira, Inc. *	30,370	1,684,624
Idenix Pharmaceuticals, Inc. *	20,181	492,820
Illumina, Inc. *	22,500	3,597,975
ImmunoGen, Inc. *	16,900	182,182

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Immunomedics, Inc. *(c)	64,448	208,812
Impax Laboratories, Inc. *	13,800	322,782
Incyte Corp. *	28,200	1,341,474
Infinity Pharmaceuticals, Inc. *	19,600	178,164
Intercept Pharmaceuticals, Inc. *	1,800	418,248
InterMune, Inc. *	17,100	750,177
Ironwood Pharmaceuticals, Inc. *	19,800	293,040
Isis Pharmaceuticals, Inc. *	18,600	576,414
Jazz Pharmaceuticals plc *	9,800	1,369,354
Johnson & Johnson	490,700	49,114,163
Keryx Biopharmaceuticals, Inc. *(c)	13,600	204,680
Lannett Co., Inc. *	4,900	164,689
Lexicon Pharmaceuticals, Inc. *	127,500	187,425
Ligand Pharmaceuticals, Inc. *	4,948	243,293
Luminex Corp. *	12,900	234,780
Mallinckrodt plc *(c)	10,950	762,339
MannKind Corp. *(c)	40,800	341,088
Medivation, Inc. *	13,200	979,836
Merck & Co., Inc.	506,846	28,758,442
Merrimack Pharmaceuticals, Inc. *(c)	38,590	228,067
Mettler-Toledo International, Inc. *	4,800	1,234,272
Momenta Pharmaceuticals, Inc. *	13,500	143,640
Mylan, Inc. *	66,200	3,268,294
Myriad Genetics, Inc. *(c)	11,100	400,710
Nektar Therapeutics *	18,300	193,065
Neurocrine Biosciences, Inc. *	21,600	293,328
Novavax, Inc. *	52,500	227,325
NPS Pharmaceuticals, Inc. *	14,800	413,512
Oncothyreon, Inc. *	25,700	70,161
OPKO Health, Inc. *(c)	33,700	297,234
Pacira Pharmaceuticals, Inc. *	6,500	598,000
Pain Therapeutics, Inc. *	18,600	78,306
PAREXEL International Corp. *	9,300	498,108
PDL BioPharma, Inc. (c)	28,700	269,206
PerkinElmer, Inc.	18,577	858,629
Perrigo Co., plc	22,900	3,445,305
Pfizer, Inc.	1,106,367	31,752,733
Pharmacyclics, Inc. *	11,100	1,336,884
POZEN, Inc. *	16,100	116,564
Prestige Brands Holdings, Inc. *	8,500	261,800
Puma Biotechnology, Inc. *	3,400	753,848
Questcor Pharmaceuticals, Inc. (c)	9,200	827,724
Quintiles Transnational Holdings, Inc. *	11,800	648,174
Raptor Pharmaceutical Corp. *(c)	29,942	257,801
Regeneron Pharmaceuticals, Inc. *	14,000	4,427,080
Rigel Pharmaceuticals, Inc. *	48,200	157,614
Sagent Pharmaceuticals, Inc. *	9,800	249,704
Salix Pharmaceuticals Ltd. *	11,536	1,521,714
Sangamo BioSciences, Inc. *	14,600	173,448
Sarepta Therapeutics, Inc. *(c)	9,800	209,132
Seattle Genetics, Inc. *	17,900	630,080
Sequenom, Inc. *(c)	87,600	328,500
Spectrum Pharmaceuticals, Inc. *	24,200	170,368
Sucampo Pharmaceuticals, Inc., Class A *	12,400	73,160
Synageva BioPharma Corp. *	4,100	280,481
Synta Pharmaceuticals Corp. *(c)	43,900	173,405
Techne Corp.	5,800	541,256
The Medicines Co. *	10,600	247,722
Theravance Biopharma, Inc. *(c)	3,914	109,709
Theravance, Inc. *(c)	13,700	297,290
Thermo Fisher Scientific, Inc.	69,202	8,408,043
United Therapeutics Corp. *	7,600	691,144
Vertex Pharmaceuticals, Inc. *	40,544	3,604,767
Vical, Inc. *	34,400	45,064
VIVUS, Inc. *(c)	23,400	112,788
Waters Corp. *	14,100	1,458,504
XenoPort, Inc. *	37,200	159,588
ZIOPHARM Oncology, Inc. *(c)	55,300	173,089
Zoetis, Inc.	87,879	2,892,098

		316,804,253

Real Estate 3.7%
Acadia Realty Trust	9,600	271,008
AG Mortgage Investment Trust, Inc.	12,000	220,080
Agree Realty Corp.	5,000	146,400
Alexander & Baldwin, Inc.	6,400	244,288
Alexander’s, Inc.	800	290,400
Alexandria Real Estate Equities, Inc.	11,800	927,480
Altisource Portfolio Solutions S.A. *	2,800	303,464
Altisource Residential Corp.	10,789	250,197
American Assets Trust, Inc.	8,000	274,320
American Campus Communities, Inc.	17,300	673,316
American Capital Agency Corp.	62,500	1,445,000
American Capital Mortgage Investment Corp.	14,600	290,978
American Homes 4 Rent, Class A	8,000	145,760
American Realty Capital Properties, Inc.	156,400	2,050,404
American Realty Investors, Inc. *	1,537	10,067
American Tower Corp.	68,900	6,503,471
Annaly Capital Management, Inc.	166,400	1,847,040
Anworth Mortgage Asset Corp.	24,200	122,936
Apartment Investment & Management Co., Class A	23,111	789,934
Apollo Commercial Real Estate Finance, Inc.	11,400	188,898
Apollo Residential Mortgage, Inc.	12,900	210,270
ARMOUR Residential REIT, Inc.	61,000	256,810
Ashford Hospitality Prime, Inc.	1,800	29,970
Ashford Hospitality Trust, Inc.	9,000	103,590
Associated Estates Realty Corp.	6,900	121,923
AV Homes, Inc. *	6,500	101,335
AvalonBay Communities, Inc.	20,892	3,093,687
Aviv REIT, Inc.	5,400	153,630
BioMed Realty Trust, Inc.	31,700	681,550
Blackstone Mortgage Trust, Inc., Class A	8,102	230,664
Boston Properties, Inc.	26,100	3,117,645
Brandywine Realty Trust	25,863	402,170
Brixmor Property Group, Inc.	7,200	163,080
Camden Property Trust	14,100	1,020,276
Campus Crest Communities, Inc.	17,900	143,200
Capstead Mortgage Corp.	21,740	279,142
CareTrust REIT, Inc. *	5,300	90,418
CBL & Associates Properties, Inc.	26,785	500,880
CBRE Group, Inc., Class A *	46,800	1,443,312

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cedar Realty Trust, Inc.	33,200	209,160
Chambers Street Properties	37,300	290,194
Chesapeake Lodging Trust	8,500	252,280
Chimera Investment Corp.	169,700	537,949
CIM Commercial Trust Corp.	1,700	35,547
Colony Financial, Inc.	19,300	427,495
Columbia Property Trust, Inc.	20,200	515,302
Consolidated-Tomoka Land Co.	2,000	89,240
CoreSite Realty Corp.	3,400	111,044
Corporate Office Properties Trust	14,400	408,528
Corrections Corp. of America	20,285	653,583
Cousins Properties, Inc.	28,345	350,911
Crown Castle International Corp.	57,276	4,248,734
CubeSmart	21,400	389,694
CYS Investments, Inc.	25,500	226,440
DCT Industrial Trust, Inc.	63,600	497,988
DDR Corp.	54,584	957,403
DiamondRock Hospitality Co.	32,286	395,826
Digital Realty Trust, Inc.	23,800	1,532,482
Douglas Emmett, Inc.	24,948	710,769
Duke Realty Corp.	59,590	1,072,024
DuPont Fabros Technology, Inc.	9,200	252,172
EastGroup Properties, Inc.	6,300	392,868
Education Realty Trust, Inc.	27,500	290,400
Empire State Realty Trust, Inc., Class A	12,802	207,904
EPR Properties	9,600	517,440
Equity Commonwealth	17,650	474,079
Equity Lifestyle Properties, Inc.	12,000	531,480
Equity One, Inc.	12,100	280,962
Equity Residential	57,900	3,743,235
Essex Property Trust, Inc.	10,989	2,083,185
Excel Trust, Inc.	14,000	181,300
Extra Space Storage, Inc.	18,200	941,486
Federal Realty Investment Trust	11,200	1,367,520
FelCor Lodging Trust, Inc.	12,200	127,734
First Industrial Realty Trust, Inc.	15,900	286,995
First Potomac Realty Trust	14,800	195,212
Forest City Enterprises, Inc., Class A *	23,900	458,163
Forestar Group, Inc. *	4,933	92,247
Franklin Street Properties Corp.	22,500	273,150
Gaming & Leisure Properties, Inc.	13,718	461,885
General Growth Properties, Inc.	89,309	2,087,151
Getty Realty Corp.	9,500	174,515
Glimcher Realty Trust	20,000	214,800
Government Properties Income Trust	9,900	231,165
Gramercy Property Trust, Inc.	27,228	160,917
Griffin Land & Nurseries, Inc.	300	7,983
Hatteras Financial Corp.	13,800	264,270
HCP, Inc.	78,348	3,253,792
Health Care REIT, Inc.	53,030	3,374,299
Healthcare Realty Trust, Inc.	15,800	390,260
Healthcare Trust of America, Inc., Class A	27,300	325,143
Hersha Hospitality Trust	40,000	264,400
Highwoods Properties, Inc.	17,261	726,170
Home Properties, Inc.	9,500	625,005
Hospitality Properties Trust	24,500	699,965
Host Hotels & Resorts, Inc.	129,863	2,823,222
Hudson Pacific Properties, Inc.	9,100	232,960
Inland Real Estate Corp.	20,300	209,902
Invesco Mortgage Capital, Inc.	22,300	378,654
Investors Real Estate Trust	28,600	243,672
iStar Financial, Inc. *	13,390	192,548
Jones Lang LaSalle, Inc.	7,300	903,010
Kennedy-Wilson Holdings, Inc.	12,200	285,480
Kilroy Realty Corp.	15,400	952,336
Kimco Realty Corp.	74,295	1,662,722
Kite Realty Group Trust	31,300	190,930
LaSalle Hotel Properties	19,700	685,363
Lexington Realty Trust	33,567	367,223
Liberty Property Trust	24,200	851,114
LTC Properties, Inc.	4,800	183,984
Mack-Cali Realty Corp.	18,500	390,350
Maui Land & Pineapple Co., Inc. *	800	5,840
Medical Properties Trust, Inc.	24,300	327,078
MFA Financial, Inc.	60,500	492,470
Mid-America Apartment Communities, Inc.	12,844	898,053
Monmouth Real Estate Investment Corp.	18,100	186,068
National Health Investors, Inc.	5,900	352,761
National Retail Properties, Inc.	20,120	715,668
New Century Financial Corp. *(b)(g)	3,600	—
New Residential Investment Corp.	42,700	255,346
New York Mortgage Trust, Inc.	18,600	140,430
New York REIT, Inc. (c)	28,100	293,364
Newcastle Investment Corp.	59,300	265,071
NorthStar Realty Finance Corp. *	33,475	538,948
Omega Healthcare Investors, Inc.	22,684	828,873
One Liberty Properties, Inc.	1,400	29,008
Parkway Properties, Inc.	14,940	309,706
Pebblebrook Hotel Trust	12,300	447,720
Pennsylvania Real Estate Investment Trust	13,900	267,297
PennyMac Mortgage Investment Trust	14,400	308,304
Physicians Realty Trust	10,600	149,248
Piedmont Office Realty Trust, Inc., Class A	27,500	534,875
Plum Creek Timber Co., Inc.	32,047	1,325,784
Post Properties, Inc.	8,200	444,440
Potlatch Corp.	5,753	237,599
Preferred Apartment Communities, Inc., Class A	3,700	33,263
Prologis, Inc.	84,834	3,462,076
PS Business Parks, Inc.	3,000	247,500
Public Storage	24,790	4,254,212
RAIT Financial Trust	16,199	124,732
Ramco-Gershenson Properties Trust	13,400	222,440
Rayonier, Inc.	20,882	711,241
Realogy Holdings Corp. *	24,700	907,972
Realty Income Corp.	40,035	1,723,507
Redwood Trust, Inc.	11,300	214,474
Regency Centers Corp.	17,233	936,786
Resource Capital Corp.	28,600	157,586
Retail Opportunity Investments Corp.	14,400	222,192
Retail Properties of America, Inc., Class A	28,700	431,935

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RLJ Lodging Trust	20,300	569,212
Rouse Properties, Inc. (c)	10,715	181,619
Ryman Hospitality Properties, Inc.	7,837	374,217
Sabra Health Care REIT, Inc.	8,000	221,600
Saul Centers, Inc.	4,700	224,049
Select Income REIT	8,600	238,650
Senior Housing Properties Trust	37,819	864,542
Silver Bay Realty Trust Corp.	13,033	210,613
Simon Property Group, Inc.	54,005	9,083,101
SL Green Realty Corp.	16,866	1,818,155
Sovran Self Storage, Inc.	6,626	508,347
Spirit Realty Capital, Inc.	69,048	798,885
STAG Industrial, Inc.	11,900	271,796
Starwood Property Trust, Inc.	38,873	917,403
Starwood Waypoint Residential Trust *	6,440	169,308
Strategic Hotels & Resorts, Inc. *	42,000	479,220
Summit Hotel Properties, Inc.	9,600	98,592
Sun Communities, Inc.	6,000	315,780
Sunstone Hotel Investors, Inc.	27,600	391,644
Tanger Factory Outlet Centers, Inc.	15,600	540,540
Taubman Centers, Inc.	10,100	742,956
Tejon Ranch Co. *	3,674	105,076
The Geo Group, Inc.	11,899	409,445
The Howard Hughes Corp. *	5,100	741,642
The Macerich Co.	24,905	1,619,074
The St. Joe Co. *	18,800	429,392
Two Harbors Investment Corp.	60,300	616,869
UDR, Inc.	42,961	1,249,306
UMH Properties, Inc.	7,900	78,289
Universal Health Realty Income Trust	4,700	197,682
Urstadt Biddle Properties, Inc., Class A	4,500	92,205
Ventas, Inc.	50,951	3,235,389
Vornado Realty Trust REIT	30,292	3,211,558
Washington Prime Group, Inc. *	27,002	510,068
Washington Real Estate Investment Trust	9,700	263,064
Weingarten Realty Investors	17,175	565,229
Western Asset Mortgage Capital Corp.	4,607	62,655
Weyerhaeuser Co.	99,992	3,131,749
Whitestone REIT	2,100	31,416
Winthrop Realty Trust	10,000	150,700
WP Carey, Inc.	9,200	604,716

		138,893,928

Retailing 4.0%
Aaron’s, Inc.	14,675	387,127
Abercrombie & Fitch Co., Class A	11,800	464,212
Advance Auto Parts, Inc.	13,140	1,591,385
Aeropostale, Inc. *(c)	25,600	84,992
Amazon.com, Inc. *	64,652	20,235,429
America’s Car-Mart, Inc. *	6,850	256,464
American Eagle Outfitters, Inc.	27,450	292,617
ANN, Inc. *	6,625	243,469
Asbury Automotive Group, Inc. *	6,500	438,945
Ascena Retail Group, Inc. *	21,236	341,050
AutoNation, Inc. *	10,100	538,532
AutoZone, Inc. *	5,800	2,998,774
Barnes & Noble, Inc. *	7,400	154,068
Bed Bath & Beyond, Inc. *	35,500	2,246,795
Best Buy Co., Inc.	50,325	1,496,162
Big Lots, Inc.	8,000	350,000
Brown Shoe Co., Inc.	6,675	188,168
Burlington Stores, Inc. *	5,000	163,650
Cabela’s, Inc. *	7,700	449,372
CarMax, Inc. *	36,846	1,798,453
Chico’s FAS, Inc.	26,200	414,222
Christopher & Banks Corp. *	13,400	114,570
Conn’s, Inc. *(c)	7,900	316,000
Core-Mark Holding Co., Inc.	4,000	188,800
CST Brands, Inc.	12,286	410,721
Destination Maternity Corp.	5,000	95,150
Dick’s Sporting Goods, Inc.	17,500	744,275
Dillard’s, Inc., Class A	4,300	512,646
Dollar General Corp. *	51,525	2,845,726
Dollar Tree, Inc. *	35,350	1,925,515
DSW, Inc., Class A	11,560	307,380
Expedia, Inc.	16,972	1,347,916
Express, Inc. *	12,600	196,056
Family Dollar Stores, Inc.	16,300	1,218,425
Five Below, Inc. *	7,800	285,636
Foot Locker, Inc.	23,800	1,131,214
Francesca’s Holdings Corp. *	13,300	169,974
Fred’s, Inc., Class A	6,700	106,061
FTD Cos., Inc. *	8,070	265,826
GameStop Corp., Class A	19,348	812,036
Geeknet, Inc. *	452	5,392
Genesco, Inc. *	4,300	327,961
Genuine Parts Co.	27,300	2,260,986
GNC Holdings, Inc., Class A	15,500	508,555
Group 1 Automotive, Inc.	4,400	325,248
Groupon, Inc. *	58,800	380,436
Guess?, Inc.	7,900	205,479
Hibbett Sports, Inc. *	3,543	176,831
HomeAway, Inc. *	10,400	361,088
HSN, Inc.	6,269	350,374
J.C. Penney Co., Inc. *(c)	50,700	475,566
Kirkland’s, Inc. *	8,700	163,647
Kohl’s Corp.	33,200	1,777,528
L Brands, Inc.	42,220	2,447,493
Lands’ End, Inc. *(c)	7,747	272,617
Liberty Interactive Corp., Class A *	81,009	2,272,302
Liberty Ventures, Series A *	13,830	956,483
Lithia Motors, Inc., Class A	3,300	293,205
LKQ Corp. *	49,600	1,297,288
Lowe’s Cos., Inc.	173,951	8,323,555
Lumber Liquidators Holdings, Inc. *	4,600	249,412
Macy’s, Inc.	63,863	3,690,643
MarineMax, Inc. *	16,300	271,721
Mattress Firm Holding Corp. *(c)	3,200	149,120
Monro Muffler Brake, Inc.	4,462	226,625
Murphy USA, Inc. *	6,875	339,763
Netflix, Inc. *	10,200	4,311,744
Nordstrom, Inc.	23,600	1,633,828
O’Reilly Automotive, Inc. *	17,999	2,699,850
Office Depot, Inc. *	77,256	387,053
Outerwall, Inc. *(c)	5,000	275,100
Pacific Sunwear of California, Inc. *	41,175	83,585

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Penske Automotive Group, Inc.	6,300	292,635
PetSmart, Inc.	17,100	1,165,194
Pier 1 Imports, Inc.	15,800	237,948
Pool Corp.	6,662	364,811
RadioShack Corp. *	27,200	16,864
Rent-A-Center, Inc.	7,750	185,535
Restoration Hardware Holdings, Inc. *	4,200	343,518
Ross Stores, Inc.	35,800	2,305,520
Sally Beauty Holdings, Inc. *	24,850	644,858
Sears Holdings Corp. *(c)	6,385	243,588
Select Comfort Corp. *	12,200	246,440
Shoe Carnival, Inc.	6,300	112,140
Shutterfly, Inc. *	6,300	310,716
Signet Jewelers Ltd.	14,000	1,425,060
Sonic Automotive, Inc., Class A	11,200	272,384
Stage Stores, Inc.	14,275	257,236
Staples, Inc.	107,500	1,245,925
Stein Mart, Inc.	10,300	133,694
Systemax, Inc. *	8,000	109,360
Target Corp.	109,592	6,530,587
The Buckle, Inc.	3,875	172,438
The Cato Corp., Class A	7,100	219,106
The Children’s Place, Inc.	3,600	180,720
The Finish Line, Inc., Class A	7,161	188,263
The Gap, Inc.	46,400	1,861,104
The Home Depot, Inc.	237,333	19,188,373
The Men’s Wearhouse, Inc.	6,600	332,112
The Pep Boys - Manny, Moe & Jack *	19,400	205,252
The Priceline Group, Inc. *	9,136	11,351,023
The TJX Cos., Inc.	122,747	6,541,188
The Wet Seal, Inc., Class A *(c)	31,400	28,954
Tiffany & Co.	18,600	1,815,546
Tractor Supply Co.	23,100	1,436,127
Trans World Entertainment Corp.	9,700	34,920
TripAdvisor, Inc. *	19,772	1,875,176
Tuesday Morning Corp. *	10,800	177,768
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,100	1,117,193
Urban Outfitters, Inc. *	18,000	643,140
Vitamin Shoppe, Inc. *	4,200	179,130
VOXX International Corp. *	9,100	90,181
West Marine, Inc. *	8,200	70,356
Williams-Sonoma, Inc.	16,200	1,086,534
Winmark Corp.	1,700	111,299
Zumiez, Inc. *	10,500	292,425

		151,270,632

Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc. *	4,500	75,690
Advanced Micro Devices, Inc. *(c)	123,300	482,103
Altera Corp.	53,000	1,734,160
Amkor Technology, Inc. *	19,300	170,805
Amtech Systems, Inc. *	3,500	34,230
ANADIGICS, Inc. *	8,150	6,520
Analog Devices, Inc.	54,549	2,707,267
Applied Materials, Inc.	213,298	4,470,726
Applied Micro Circuits Corp. *	21,300	177,855
Atmel Corp. *	64,100	525,620
Avago Technologies Ltd.	43,300	3,004,154
AXT, Inc. *	3,500	7,525
Broadcom Corp., Class A	94,590	3,619,013
Brooks Automation, Inc.	11,885	120,989
Cabot Microelectronics Corp. *	5,660	227,475
Cavium, Inc. *	10,400	485,160
CEVA, Inc. *	7,233	102,926
Cirrus Logic, Inc. *	9,800	219,814
Cohu, Inc.	7,500	83,625
Cree, Inc. *	20,900	987,107
Cypress Semiconductor Corp. *	19,500	197,145
Diodes, Inc. *	11,012	280,806
DSP Group, Inc. *	6,300	55,881
Entegris, Inc. *	19,299	221,746
Entropic Communications, Inc. *	20,100	56,079
Exar Corp. *	9,834	94,701
Fairchild Semiconductor International, Inc. *	17,800	270,916
First Solar, Inc. *	13,279	838,038
FormFactor, Inc. *	14,600	98,550
Freescale Semiconductor Ltd. *	15,000	300,300
GSI Technology, Inc. *	8,500	54,400
GT Advanced Technologies, Inc. *(c)	29,500	408,280
Integrated Device Technology, Inc. *	26,920	386,571
Integrated Silicon Solution, Inc.	9,338	136,522
Intel Corp.	863,471	29,263,032
International Rectifier Corp. *	14,937	371,035
Intersil Corp., Class A	26,764	343,382
IXYS Corp.	6,900	78,798
KLA-Tencor Corp.	29,000	2,073,210
Kopin Corp. *	19,600	67,228
Kulicke & Soffa Industries, Inc. *	18,500	251,970
Lam Research Corp.	27,067	1,894,690
Lattice Semiconductor Corp. *	25,100	171,684
Linear Technology Corp.	41,900	1,849,256
Marvell Technology Group Ltd.	73,200	976,488
Maxim Integrated Products, Inc.	48,200	1,412,742
Micrel, Inc.	9,700	101,462
Microchip Technology, Inc.	34,875	1,570,073
Micron Technology, Inc. *	186,507	5,697,789
Microsemi Corp. *	13,152	315,385
MKS Instruments, Inc.	7,900	251,062
Monolithic Power Systems, Inc.	6,500	268,060
MoSys, Inc. *(c)	6,400	21,184
Nanometrics, Inc. *	5,300	82,468
NVIDIA Corp.	97,000	1,697,500
OmniVision Technologies, Inc. *	13,900	311,360
ON Semiconductor Corp. *	75,165	643,412
Pericom Semiconductor Corp. *	6,600	58,278
Photronics, Inc. *	18,000	143,460
PLX Technology, Inc. *	14,100	91,509
PMC-Sierra, Inc. *	27,300	183,729
Power Integrations, Inc.	4,200	226,086
QuickLogic Corp. *(c)	27,600	93,840
Rambus, Inc. *	19,600	225,596
RF Micro Devices, Inc. *	40,720	454,435
Rudolph Technologies, Inc. *	16,418	151,210
Semtech Corp. *	9,700	216,601
Silicon Image, Inc. *	19,500	97,305
Silicon Laboratories, Inc. *	5,000	203,650
Skyworks Solutions, Inc.	32,889	1,669,446

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Spansion, Inc., Class A *	8,600	163,142
SunEdison, Inc. *	45,700	914,000
SunPower Corp. *	6,800	249,764
Synaptics, Inc. *	5,250	379,208
Teradyne, Inc.	34,959	636,953
Tessera Technologies, Inc.	11,100	282,051
Texas Instruments, Inc.	187,297	8,662,486
TriQuint Semiconductor, Inc. *	32,110	577,338
Ultratech, Inc. *	4,800	113,664
Veeco Instruments, Inc. *	8,800	305,448
Xilinx, Inc.	47,500	1,953,675

		90,408,843

Software & Services 9.8%
Accenture plc, Class A	109,505	8,681,556
ACI Worldwide, Inc. *	23,100	432,894
Activision Blizzard, Inc.	85,632	1,916,444
Actuate Corp. *	13,962	58,920
Acxiom Corp. *	13,300	243,656
Adobe Systems, Inc. *	81,310	5,619,334
Advent Software, Inc.	7,900	256,434
Akamai Technologies, Inc. *	32,038	1,890,883
Alliance Data Systems Corp. *	9,600	2,517,984
Amdocs Ltd.	26,600	1,206,044
Angie’s List, Inc. *	22,248	185,326
ANSYS, Inc. *	15,286	1,176,105
AOL, Inc. *	12,922	498,143
Aspen Technology, Inc. *	15,400	668,976
Autodesk, Inc. *	40,100	2,139,335
Automatic Data Processing, Inc.	83,462	6,786,295
Bankrate, Inc. *	14,600	246,156
Bazaarvoice, Inc. *	15,200	112,632
Blackbaud, Inc.	6,000	220,260
Blackhawk Network Holdings, Inc., Class B *	6,703	186,947
Blucora, Inc. *	11,572	197,534
Booz Allen Hamilton Holding Corp.	12,300	273,552
Bottomline Technologies de, Inc. *	8,800	249,128
Broadridge Financial Solutions, Inc.	19,725	796,298
BroadSoft, Inc. *	6,500	158,600
CA, Inc.	53,608	1,548,199
CACI International, Inc., Class A *	4,100	282,859
Cadence Design Systems, Inc. *	47,500	799,425
Cardtronics, Inc. *	8,800	339,328
Ciber, Inc. *	24,900	86,901
Citrix Systems, Inc. *	30,800	2,086,084
Cognizant Technology Solutions Corp., Class A *	106,100	5,204,205
CommVault Systems, Inc. *	6,900	331,338
Computer Sciences Corp.	24,338	1,518,448
Compuware Corp.	31,800	289,380
comScore, Inc. *	7,500	271,425
Comverse, Inc. *	6,250	160,500
Concur Technologies, Inc. *	7,600	706,496
Constant Contact, Inc. *	7,000	217,910
Convergys Corp.	16,000	310,240
Conversant, Inc. *	12,000	280,440
CoreLogic, Inc. *	13,800	375,360
Cornerstone OnDemand, Inc. *	7,100	297,064
CoStar Group, Inc. *	5,500	790,515
CSG Systems International, Inc.	8,900	231,756
Dealertrack Technologies, Inc. *	6,100	229,177
Demand Media, Inc. *	29,600	160,728
Demandware, Inc. *	6,800	409,632
Digimarc Corp.	3,542	89,825
Digital River, Inc. *	16,910	241,644
DST Systems, Inc.	5,900	531,413
EarthLink Holdings Corp.	17,050	67,177
eBay, Inc. *	199,744	10,546,483
Ebix, Inc. (c)	17,503	219,838
Edgewater Technology, Inc. *	767	4,686
Electronic Arts, Inc. *	55,100	1,851,360
Ellie Mae, Inc. *	11,293	324,335
Envestnet, Inc. *	7,300	318,353
EPAM Systems, Inc. *	7,800	301,548
Epiq Systems, Inc.	8,525	122,930
Equinix, Inc. *	8,265	1,773,008
Euronet Worldwide, Inc. *	8,800	440,352
EVERTEC, Inc.	14,000	313,040
ExlService Holdings, Inc. *	7,200	201,960
Facebook, Inc., Class A *	298,263	21,668,807
FactSet Research Systems, Inc.	6,650	798,864
Fair Isaac Corp.	4,744	271,120
FalconStor Software, Inc. *	1,200	1,812
Fidelity National Information Services, Inc.	51,091	2,881,532
FireEye, Inc. *(c)	5,100	181,050
Fiserv, Inc. *	42,600	2,627,142
FleetCor Technologies, Inc. *	13,300	1,766,107
Forrester Research, Inc.	6,800	263,024
Fortinet, Inc. *	26,700	655,485
Gartner, Inc. *	14,800	1,012,616
Genpact Ltd. *	28,274	497,622
Global Cash Access Holdings, Inc. *	28,300	236,871
Global Payments, Inc.	11,440	792,449
Glu Mobile, Inc. *(c)	38,900	218,229
Google, Inc., Class A *	49,176	28,499,951
Google, Inc., Class C *	49,176	28,109,002
GSE Systems, Inc. *	2,424	4,000
Guidewire Software, Inc. *	10,800	437,400
Heartland Payment Systems, Inc.	4,500	213,750
Higher One Holdings, Inc. *	19,400	81,092
IAC/InterActiveCorp	12,672	851,558
iGATE Corp. *	8,800	313,984
Imperva, Inc. *	11,562	256,330
Infoblox, Inc. *	8,600	104,232
Informatica Corp. *	18,000	570,960
Information Services Group, Inc. *	7,500	32,775
Interactive Intelligence Group, Inc. *	2,900	131,573
Internap Network Services Corp. *	13,200	95,172
International Business Machines Corp.	165,051	31,635,325
Intralinks Holdings, Inc. *	12,200	97,844
Intuit, Inc.	48,730	3,994,398
j2 Global, Inc.	9,000	440,280
Jack Henry & Associates, Inc.	13,800	805,230
Jive Software, Inc. *	27,994	221,712
Leidos Holdings, Inc.	11,000	406,340
LinkedIn Corp., Class A *	17,500	3,161,200

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lionbridge Technologies, Inc. *	19,500	111,735
Liquidity Services, Inc. *	15,481	208,839
LivePerson, Inc. *	19,700	232,066
LogMeIn, Inc. *	7,600	309,396
Looksmart Ltd. *	160	282
Manhattan Associates, Inc. *	11,600	340,576
ManTech International Corp., Class A	8,600	232,200
MasterCard, Inc., Class A	175,356	13,002,647
Mattersight Corp. *	190	908
MAXIMUS, Inc.	11,300	467,368
Mentor Graphics Corp.	13,800	272,550
MICROS Systems, Inc. *	12,400	838,612
Microsoft Corp.	1,303,801	56,272,051
MicroStrategy, Inc., Class A *	2,256	322,901
Millennial Media, Inc. *(c)	21,300	73,485
ModusLink Global Solutions, Inc. *(c)	10,450	38,979
MoneyGram International, Inc. *	9,037	130,585
Monotype Imaging Holdings, Inc.	6,500	194,285
Monster Worldwide, Inc. *	35,800	232,700
Move, Inc. *	12,430	181,478
NetScout Systems, Inc. *	7,300	310,469
NetSuite, Inc. *	4,900	413,119
NeuStar, Inc., Class A *	9,300	259,098
NIC, Inc.	8,000	134,960
Nuance Communications, Inc. *	42,274	768,541
Oracle Corp.	597,069	24,115,617
Pandora Media, Inc. *	27,500	690,800
Paychex, Inc.	57,464	2,356,599
Pegasystems, Inc.	12,800	273,536
Perficient, Inc. *	7,800	132,522
PRGX Global, Inc. *	11,000	66,220
Progress Software Corp. *	9,300	215,574
PTC, Inc. *	19,780	711,289
Qlik Technologies, Inc. *	14,100	373,086
Rackspace Hosting, Inc. *	19,400	587,626
RealNetworks, Inc. *	12,725	95,692
RealPage, Inc. *	10,500	169,102
Red Hat, Inc. *	31,300	1,819,156
Reis, Inc.	1,400	30,254
Rovi Corp. *	15,412	360,178
salesforce.com, Inc. *	98,000	5,316,500
Sapient Corp. *	16,100	237,636
Science Applications International Corp.	6,285	262,524
Seachange International, Inc. *	9,250	69,283
ServiceNow, Inc. *	16,700	981,960
ServiceSource International, Inc. *	14,400	63,792
Shutterstock, Inc. *	4,000	311,760
SolarWinds, Inc. *	12,000	493,680
Solera Holdings, Inc.	11,400	729,600
Splunk, Inc. *	15,200	714,704
SS&C Technologies Holdings, Inc. *	11,700	506,727
StarTek, Inc. *	3,900	27,729
support.com, Inc. *	18,400	43,792
Sykes Enterprises, Inc. *	11,026	228,238
Symantec Corp.	121,873	2,883,515
Synchronoss Technologies, Inc. *	8,100	327,321
Synopsys, Inc. *	24,384	920,984
Syntel, Inc. *	2,500	215,925
Tableau Software, Inc., Class A *	5,742	373,230
Take-Two Interactive Software, Inc. *	12,900	288,702
Tangoe, Inc. *	8,200	113,160
TeleCommunication Systems, Inc., Class A *	10,800	34,020
TeleTech Holdings, Inc. *	9,100	250,523
Teradata Corp. *	27,000	1,138,320
The Hackett Group, Inc.	7,200	43,200
The Ultimate Software Group, Inc. *	4,600	620,586
The Western Union Co.	90,332	1,578,100
TIBCO Software, Inc. *	23,200	447,760
TiVo, Inc. *	17,800	239,588
Total System Services, Inc.	27,404	876,928
Trulia, Inc. *(c)	5,400	326,862
Twitter, Inc. *	11,500	519,685
Tyler Technologies, Inc. *	4,700	426,431
Unisys Corp. *	6,200	131,998
United Online, Inc.	2,478	26,539
Unwired Planet, Inc. *	7,771	15,542
Vantiv, Inc., Class A *	24,900	816,222
VeriFone Systems, Inc. *	18,000	603,180
Verint Systems, Inc. *	9,510	446,399
VeriSign, Inc. *	22,275	1,203,964
VirnetX Holding Corp. *(c)	10,600	148,188
Virtusa Corp. *	4,700	147,016
Visa, Inc., Class A	86,868	18,330,017
VMware, Inc., Class A *	14,200	1,410,912
Web.com Group, Inc. *	8,923	236,906
WebMD Health Corp. *	7,074	352,497
WEX, Inc. *	6,400	690,688
Workday, Inc., Class A *	4,900	410,816
Xerox Corp.	186,756	2,476,385
Yahoo! Inc. *	164,044	5,874,416
Yelp, Inc. *	9,300	624,588
Zillow, Inc., Class A *(c)	4,500	645,885
Zynga, Inc., Class A *	127,000	370,840

		369,254,480

Technology Hardware & Equipment 6.0%
3D Systems Corp. *(c)	18,800	942,444
ADTRAN, Inc.	9,100	202,384
Agilysys, Inc. *	8,460	111,249
Amphenol Corp., Class A	27,400	2,635,058
Anixter International, Inc.	4,000	343,880
Apple, Inc.	1,047,048	100,066,377
ARRIS Group, Inc. *	18,975	648,376
Arrow Electronics, Inc. *	18,532	1,073,929
Aruba Networks, Inc. *	15,700	280,402
Aviat Networks, Inc. *	18,877	24,540
Avnet, Inc.	22,588	956,150
AVX Corp.	14,000	190,400
Badger Meter, Inc.	4,000	199,600
Belden, Inc.	6,900	468,510
Benchmark Electronics, Inc. *	7,830	189,095
Black Box Corp.	4,100	84,870
Brocade Communications Systems, Inc.	73,835	680,020
CalAmp Corp. *	4,000	68,040
CDW Corp.	9,700	299,633

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Checkpoint Systems, Inc. *	7,100	86,904
Ciena Corp. *	17,970	350,954
Cisco Systems, Inc.	888,996	22,429,369
Cognex Corp. *	14,800	606,504
Coherent, Inc. *	4,100	241,531
CommScope Holding Co., Inc. *	10,682	263,205
Comtech Telecommunications Corp.	4,175	141,115
Corning, Inc.	239,007	4,696,488
Cray, Inc. *	7,600	201,552
CTS Corp.	8,800	153,032
Daktronics, Inc.	8,700	96,570
Diebold, Inc.	12,900	486,072
Digi International, Inc. *	9,100	75,166
Dolby Laboratories, Inc., Class A *	8,800	392,832
DTS, Inc. *	4,300	77,787
Echelon Corp. *	7,200	16,272
EchoStar Corp., Class A *	6,740	341,718
Electro Rent Corp.	7,100	108,275
Electro Scientific Industries, Inc.	9,900	59,202
Electronics for Imaging, Inc. *	6,400	282,048
EMC Corp.	355,141	10,405,631
Emulex Corp. *	14,100	82,908
Extreme Networks, Inc. *	27,500	129,250
F5 Networks, Inc. *	13,100	1,474,929
FARO Technologies, Inc. *	3,000	151,890
FEI Co.	6,600	505,560
Finisar Corp. *	15,800	311,734
FLIR Systems, Inc.	26,100	868,608
Frequency Electronics, Inc. *	500	5,720
Harmonic, Inc. *	20,042	120,252
Harris Corp.	19,178	1,309,282
Hewlett-Packard Co.	326,636	11,631,508
Hutchinson Technology, Inc. *	6,000	13,320
I.D. Systems, Inc. *	5,500	31,460
Identiv, Inc. *	120	1,320
II-VI, Inc. *	13,000	178,360
Imation Corp. *	5,500	17,710
Immersion Corp. *	4,300	58,695
Infinera Corp. *	27,300	251,160
Ingram Micro, Inc., Class A *	25,500	731,850
Insight Enterprises, Inc. *	8,950	235,117
Intellicheck Mobilisa, Inc. *	500	335
InterDigital, Inc.	6,700	295,403
InvenSense, Inc. *(c)	8,900	204,789
IPG Photonics Corp. *	5,700	383,895
Itron, Inc. *	5,700	205,086
Ixia *	14,900	159,430
Jabil Circuit, Inc.	35,300	704,588
JDS Uniphase Corp. *	44,553	528,844
Juniper Networks, Inc. *	84,165	1,981,244
Knowles Corp. *	13,900	404,212
Lexmark International, Inc., Class A	10,900	523,527
LightPath Technologies, Inc., Class A *	75	90
Littelfuse, Inc.	3,700	321,604
Maxwell Technologies, Inc. *	7,700	83,776
Measurement Specialties, Inc. *	3,200	275,168
Mercury Systems, Inc. *	7,800	86,190
Methode Electronics, Inc.	9,500	303,810
MOCON, Inc.	600	9,300
Motorola Solutions, Inc.	39,833	2,536,565
MTS Systems Corp.	3,781	249,546
Multi-Fineline Electronix, Inc. *	5,700	55,632
National Instruments Corp.	16,112	513,006
NCR Corp. *	27,500	851,125
NetApp, Inc.	55,900	2,171,156
NETGEAR, Inc. *	6,000	187,860
Newport Corp. *	8,500	147,135
Oplink Communications, Inc. *	5,957	113,540
OSI Systems, Inc. *	3,700	245,310
Palo Alto Networks, Inc. *	7,100	574,106
Park Electrochemical Corp.	3,600	101,376
PC Connection, Inc.	7,000	143,010
PC-Tel, Inc.	8,900	67,106
Plantronics, Inc.	6,000	281,820
Plexus Corp. *	6,500	255,645
Polycom, Inc. *	22,400	287,168
Pulse Electronics Corp. *	1,150	2,806
QLogic Corp. *	17,044	155,100
QUALCOMM, Inc.	292,807	21,579,876
Quantum Corp. *	125,000	156,250
Radisys Corp. *	7,200	23,328
Research Frontiers, Inc. *(c)	2,800	14,532
Richardson Electronics Ltd.	7,300	72,781
Riverbed Technology, Inc. *	26,700	477,930
Rofin-Sinar Technologies, Inc. *	3,800	82,954
Rogers Corp. *	4,200	240,912
SanDisk Corp.	39,500	3,622,545
Sanmina Corp. *	20,900	486,761
ScanSource, Inc. *	6,300	225,603
Seagate Technology plc	55,866	3,273,748
Sonus Networks, Inc. *	79,300	279,929
Super Micro Computer, Inc. *	8,200	214,594
SYNNEX Corp. *	3,600	232,200
TE Connectivity Ltd.	70,400	4,357,056
Tech Data Corp. *	5,300	332,787
Tessco Technologies, Inc.	4,025	122,763
Transact Technologies, Inc.	1,500	13,560
Trimble Navigation Ltd. *	46,484	1,436,356
TTM Technologies, Inc. *	11,000	82,610
Ubiquiti Networks, Inc. *(c)	3,200	122,336
Universal Display Corp. *	5,800	177,828
ViaSat, Inc. *	6,500	380,055
Vishay Intertechnology, Inc.	18,588	273,801
Vishay Precision Group, Inc. *	5,620	81,097
Western Digital Corp.	36,645	3,658,270
Xybernaut Corp. *(b)(g)	1,400	—
Zebra Technologies Corp., Class A *	9,575	766,670

		227,287,252

Telecommunication Services 2.2%
Alaska Communications Systems Group, Inc. *	5,000	9,200
Alteva *	1,100	7,018
AT&T, Inc.	900,218	32,038,759
Atlantic Tele-Network, Inc.	3,250	190,157
CenturyLink, Inc.	97,578	3,828,961
Cincinnati Bell, Inc. *	61,468	234,193
Cogent Communications Holdings, Inc.	9,900	343,629

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consolidated Communications Holdings, Inc.	13,353	298,840
Enventis Corp.	4,600	75,348
Frontier Communications Corp.	165,068	1,081,195
General Communication, Inc., Class A *	10,500	115,920
Globalstar, Inc. *(c)	42,400	167,904
Iridium Communications, Inc. *(c)	11,800	96,524
Level 3 Communications, Inc. *	30,045	1,321,379
Lumos Networks Corp.	1,500	23,010
NII Holdings, Inc. *	27,900	19,120
NTELOS Holdings Corp. (c)	4,500	54,180
Premiere Global Services, Inc. *	11,400	149,340
SBA Communications Corp., Class A *	21,700	2,320,381
Shenandoah Telecommunications Co.	7,100	196,741
Spok Holdings, Inc.	5,500	82,335
Sprint Corp. *	142,805	1,049,617
T-Mobile US, Inc. *	46,150	1,520,181
Telephone & Data Systems, Inc.	14,222	355,550
tw telecom, Inc. *	25,400	1,034,796
United States Cellular Corp. *	5,400	211,086
Verizon Communications, Inc.	718,284	36,215,879
Vonage Holdings Corp. *	36,400	126,672
Windstream Holdings, Inc. (c)	109,269	1,252,223

		84,420,138

Transportation 2.2%
Alaska Air Group, Inc.	25,000	1,099,250
Allegiant Travel Co.	2,000	235,520
AMERCO	1,000	263,160
American Airlines Group, Inc.	124,897	4,852,248
ArcBest Corp.	4,800	152,304
Atlas Air Worldwide Holdings, Inc. *	6,500	222,430
Avis Budget Group, Inc. *	17,500	983,325
C.H. Robinson Worldwide, Inc.	26,000	1,753,960
Con-way, Inc.	11,200	552,720
Covenant Transport Group, Inc., Class A *	3,000	35,670
CSX Corp.	172,700	5,167,184
Delta Air Lines, Inc.	145,611	5,454,588
Expeditors International of Washington, Inc.	33,700	1,455,166
FedEx Corp.	49,163	7,221,061
Forward Air Corp.	4,600	205,942
Genesee & Wyoming, Inc., Class A *	9,000	897,570
Hawaiian Holdings, Inc. *	10,700	149,051
Heartland Express, Inc.	16,241	364,610
Hertz Global Holdings, Inc. *	78,300	2,209,626
Hub Group, Inc., Class A *	7,100	327,878
J.B. Hunt Transport Services, Inc.	15,600	1,205,256
JetBlue Airways Corp. *	45,262	485,209
Kansas City Southern	19,555	2,132,668
Kirby Corp. *	9,400	1,094,724
Knight Transportation, Inc.	14,650	351,014
Landstar System, Inc.	6,600	436,458
Matson, Inc.	10,500	282,975
Norfolk Southern Corp.	54,100	5,499,806
Old Dominion Freight Line, Inc. *	12,412	787,914
Park-Ohio Holdings Corp.	3,600	213,696
Republic Airways Holdings, Inc. *	12,500	124,250
Roadrunner Transportation Systems, Inc. *	4,900	123,186
Ryder System, Inc.	9,500	818,235
Saia, Inc. *	4,450	203,143
SkyWest, Inc.	7,000	74,830
Southwest Airlines Co.	118,615	3,354,432
Spirit Airlines, Inc. *	11,500	752,330
Swift Transportation Co. *	19,000	388,550
Union Pacific Corp.	157,570	15,490,707
United Continental Holdings, Inc. *	66,200	3,071,018
United Parcel Service, Inc., Class B	121,785	11,824,106
Universal Truckload Services, Inc.	3,300	80,157
UTI Worldwide, Inc. *	14,600	138,116
Werner Enterprises, Inc.	10,032	246,587
Wesco Aircraft Holdings, Inc. *	13,500	255,825
XPO Logistics, Inc. *	6,810	210,361

		83,248,816

Utilities 3.0%
AES Corp.	118,796	1,735,610
AGL Resources, Inc.	21,529	1,111,758
ALLETE, Inc.	5,233	245,532
Alliant Energy Corp.	18,300	1,033,950
Ameren Corp.	43,176	1,660,117
American DG Energy, Inc. *(c)	11,400	18,468
American Electric Power Co., Inc.	83,420	4,337,006
American States Water Co.	9,600	293,280
American Water Works Co., Inc.	32,200	1,538,194
Aqua America, Inc.	29,167	693,591
Artesian Resources Corp., Class A	4,000	87,160
Atmos Energy Corp.	17,400	840,768
Avista Corp.	7,800	242,034
Black Hills Corp.	7,700	405,867
Cadiz, Inc. *(c)	6,356	57,077
California Water Service Group	11,300	257,301
Calpine Corp. *	57,800	1,273,912
CenterPoint Energy, Inc.	77,000	1,872,640
Chesapeake Utilities Corp.	1,847	120,221
Cleco Corp.	11,700	652,158
CMS Energy Corp.	48,600	1,405,998
Connecticut Water Service, Inc.	5,100	162,639
Consolidated Edison, Inc.	50,400	2,826,936
Delta Natural Gas Co., Inc.	1,291	25,304
Dominion Resources, Inc.	100,388	6,790,244
DTE Energy Co.	30,948	2,284,581
Duke Energy Corp.	123,619	8,916,639
Dynegy, Inc. *	17,000	451,350
Edison International	56,210	3,080,308
El Paso Electric Co.	5,300	195,305
Entergy Corp.	31,593	2,300,918
Exelon Corp.	150,569	4,679,685
FirstEnergy Corp.	72,856	2,273,836
Genie Energy Ltd., Class B *	12,800	88,704
Great Plains Energy, Inc.	25,341	628,203
Hawaiian Electric Industries, Inc. (c)	19,300	455,866
IDACORP, Inc.	9,800	524,790

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Integrys Energy Group, Inc.	12,540	822,122
ITC Holdings Corp.	25,800	931,380
MDU Resources Group, Inc.	34,325	1,081,581
MGE Energy, Inc.	4,950	186,219
Middlesex Water Co.	9,400	191,008
National Fuel Gas Co.	13,800	950,958
New Jersey Resources Corp.	6,225	317,973
NextEra Energy, Inc.	75,101	7,051,233
NiSource, Inc.	55,764	2,101,188
Northeast Utilities	55,336	2,429,250
Northwest Natural Gas Co.	6,300	272,286
NorthWestern Corp.	7,100	328,162
NRG Energy, Inc.	57,356	1,775,742
NRG Yield, Inc., Class A (c)	3,400	177,650
OGE Energy Corp.	32,800	1,179,160
ONE Gas, Inc.	8,525	306,900
Ormat Technologies, Inc.	8,600	221,794
Otter Tail Corp.	7,800	218,088
Pattern Energy Group, Inc.	6,400	198,336
Pepco Holdings, Inc.	41,200	1,106,220
PG&E Corp.	80,800	3,609,336
Piedmont Natural Gas Co., Inc.	12,300	426,687
Pinnacle West Capital Corp.	18,200	973,518
PNM Resources, Inc.	11,200	287,280
Portland General Electric Co.	10,900	348,037
PPL Corp.	111,300	3,671,787
Public Service Enterprise Group, Inc.	86,300	3,035,171
Pure Cycle Corp. *(c)	8,000	54,000
Questar Corp.	28,900	642,736
SCANA Corp.	23,205	1,180,670
Sempra Energy	39,196	3,908,233
SJW Corp.	4,470	119,841
South Jersey Industries, Inc.	4,200	224,994
Southwest Gas Corp.	6,500	321,945
TECO Energy, Inc.	32,100	560,466
The Empire District Electric Co.	11,200	274,512
The Laclede Group, Inc.	5,800	272,484
The Southern Co.	153,439	6,642,374
UGI Corp.	18,600	902,844
UIL Holdings Corp.	11,166	392,038
Unitil Corp.	7,200	230,400
UNS Energy Corp.	8,200	495,444
Vectren Corp.	15,266	581,482
Westar Energy, Inc.	21,000	756,840
WGL Holdings, Inc.	7,300	284,554
Wisconsin Energy Corp.	38,200	1,664,756
Xcel Energy, Inc.	87,208	2,686,006
York Water Co.	6,100	116,083

		112,079,718

Total Common Stock
(Cost $2,288,903,498)		3,698,293,889

Rights 0.0% of net assets

Capital Goods 0.0%
Integrated Electrical Services, Inc. *(b)(g)	5,105	1,282

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
FRD Acquisition Co. CVR *(b)(g)	8,700	—

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(g)	8,900	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(g)	13,000	32,760

Total Rights
(Cost $32,983)		34,042

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(b)(g)	2,293	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.6% of net assets

Time Deposits 1.5%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	16,498,300	16,498,300
DNB
0.03%, 08/01/14	38,628,977	38,628,977

		55,127,277

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.02%, 09/18/14 (d)(e)	3,600,000	3,599,928

Total Short-Term Investments
(Cost $58,727,205)		58,727,205

End of Investments.

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.6% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	23,686,331	23,686,331

Total Collateral Invested for Securities on Loan
(Cost $23,686,331)		23,686,331

End of collateral invested for securities on loan.

At 07/31/14 tax basis cost of the fund’s investments was $2,361,831,971 and the unrealized appreciation and depreciation were $1,470,349,175 and ($75,126,010), respectively, with a net unrealized appreciation of $1,395,223,165.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $34,042 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $22,420,693.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.
(g)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 09/19/14	75	8,375,250	(323,768)
S&P 500 Index, e-mini, Long, expires 09/19/14	500	48,120,000	(515,371)

Net Unrealized Depreciation			(839,139)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,698,293,889	$—	$—	$3,698,293,889
Rights[1]	—	—	34,042	34,042
Warrants[1]	—	—	—	—
Short-Term Investments[1]	—	58,727,205	—	58,727,205

Total	$3,698,293,889	$58,727,205	$34,042	$3,757,055,136

Other Financial Instruments
Collateral Invested for Securities on Loan	$23,686,331	$—	$—	$23,686,331

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($839,139)	$—	$—	($839,139)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$1,281	$32,760	$—	$—	$—	$34,041

Total	$—	$—	$1,281	$32,760	$—	$—	$—	$34,041

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46819JUL14

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.5%	Common Stock	1,958,075,888	2,557,526,169
0.6%	Preferred Stock	11,185,789	15,266,584
0.0%	Rights	461,239	459,510
1.6%	Short-Term Investments	42,988,602	42,988,602

99.7%	Total Investments	2,012,711,518	2,616,240,865
0.2%	Collateral Invested for Securities on Loan	4,137,658	4,137,658
0.1%	Other Assets and Liabilities, Net		3,909,484

100.0%	Net Assets		2,624,288,007

	Number	Value
Security	of Shares	($)

Common Stock 97.5% of net assets

Australia 7.9%

Banks 2.9%
Australia & New Zealand Banking Group Ltd.	529,449	16,530,244
Bank of Queensland Ltd.	74,259	857,026
Bendigo & Adelaide Bank Ltd.	82,972	976,182
Commonwealth Bank of Australia	310,662	23,961,273
National Australia Bank Ltd.	453,865	14,736,813
Westpac Banking Corp.	599,683	19,069,944

		76,131,482

Capital Goods 0.0%
Leighton Holdings Ltd.	18,875	383,875

Commercial & Professional Supplies 0.2%
ALS Ltd.	76,848	551,004
Brambles Ltd.	293,455	2,540,470
Seek Ltd.	62,241	940,800

		4,032,274

Consumer Services 0.1%
Crown Resorts Ltd.	71,852	1,075,206
Flight Centre Travel Group Ltd.	11,202	488,689
Tabcorp Holdings Ltd.	145,924	471,522
Tatts Group Ltd.	265,227	870,973

		2,906,390

Diversified Financials 0.2%
ASX Ltd.	36,129	1,206,587
Macquarie Group Ltd.	56,307	3,013,527

		4,220,114

Energy 0.4%
Caltex Australia Ltd.	27,417	623,733
Origin Energy Ltd.	213,580	2,812,779
Santos Ltd.	182,893	2,450,231
Woodside Petroleum Ltd.	126,413	4,962,209
WorleyParsons Ltd.	40,513	667,321

		11,516,273

Food & Staples Retailing 0.7%
Metcash Ltd.	151,758	410,393
Wesfarmers Ltd.	219,246	8,878,182
Woolworths Ltd.	241,391	8,227,648

		17,516,223

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	107,769	919,079
Treasury Wine Estates Ltd.	125,835	576,641

		1,495,720

Health Care Equipment & Services 0.1%
Cochlear Ltd.	11,235	659,650
Ramsay Health Care Ltd.	24,832	1,106,282
Sonic Healthcare Ltd.	76,797	1,284,516

		3,050,448

Insurance 0.4%
AMP Ltd.	575,930	2,907,233
Insurance Australia Group Ltd.	458,689	2,669,514
QBE Insurance Group Ltd.	245,211	2,478,503
Suncorp Group Ltd.	248,392	3,265,871

		11,321,121

Materials 1.4%
Alumina Ltd. *	513,146	754,424
Amcor Ltd.	238,043	2,278,377
BHP Billiton Ltd.	617,192	21,914,281
Boral Ltd.	145,846	717,442
Fortescue Metals Group Ltd.	293,253	1,314,722
Iluka Resources Ltd.	73,547	595,856
Incitec Pivot Ltd.	301,643	825,489
James Hardie Industries plc CDI	81,856	1,016,541
Newcrest Mining Ltd. *	142,749	1,426,042
Orica Ltd.	68,969	1,392,972
Rio Tinto Ltd.	83,042	5,044,276

		37,280,422

Media 0.0%
REA Group Ltd.	11,698	509,481

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	92,070	5,736,283

Real Estate 0.6%
CFS Retail Property Trust Group	430,225	862,293
Dexus Property Group	1,097,828	1,206,195
Federation Centres	302,594	719,365
Goodman Group	321,124	1,574,295
Lend Lease Group	109,864	1,371,012

 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mirvac Group	745,063	1,246,354
Scentre Group *	1,004,707	3,174,492
Stockland	432,515	1,620,095
The GPT Group	313,335	1,179,692
Westfield Corp.	385,729	2,681,265

		15,635,058

Retailing 0.0%
Harvey Norman Holdings Ltd.	91,526	259,702

Software & Services 0.0%
Computershare Ltd.	88,074	1,062,861

Telecommunication Services 0.2%
Telstra Corp., Ltd.	835,507	4,236,945
TPG Telecom Ltd.	51,641	262,260

		4,499,205

Transportation 0.3%
Asciano Ltd.	194,653	1,080,517
Aurizon Holdings Ltd.	419,843	1,938,502
Qantas Airways Ltd. *	268,959	329,561
Sydney Airport	192,713	764,468
Toll Holdings Ltd.	126,753	636,779
Transurban Group	329,641	2,367,147

		7,116,974

Utilities 0.1%
AGL Energy Ltd.	106,046	1,445,506
APA Group	152,130	1,050,120
SP AusNet *	290,894	362,343

		2,857,969

		207,531,875

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	51,926	1,333,377
Raiffeisen Bank International AG	22,302	612,449

		1,945,826

Capital Goods 0.0%
Andritz AG	13,972	756,259

Energy 0.1%
OMV AG	29,082	1,169,637

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,791	337,075

Materials 0.0%
Voestalpine AG	21,074	927,419

Real Estate 0.0%
IMMOFINANZ AG *	186,618	590,992

Telecommunication Services 0.0%
Telekom Austria AG	37,970	363,533

		6,090,741

Belgium 1.2%

Banks 0.1%
KBC Groep N.V. *	48,112	2,607,914

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	15,107	1,502,502

Food & Staples Retailing 0.1%
Colruyt S.A.	14,318	693,374
Delhaize Group S.A.	18,914	1,234,273

		1,927,647

Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev N.V.	154,734	16,700,859

Insurance 0.1%
Ageas	41,228	1,479,714

Materials 0.1%
Solvay S.A.	11,674	1,884,968
Umicore S.A.	19,644	949,369

		2,834,337

Media 0.0%
Telenet Group Holding N.V. *	9,411	503,032

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	21,304	1,954,090

Telecommunication Services 0.0%
Belgacom S.A.	28,150	919,906

		30,430,001

Denmark 1.5%

Banks 0.1%
Danske Bank A/S	127,447	3,682,025

Capital Goods 0.1%
Vestas Wind Systems A/S *	41,649	1,877,837

Consumer Durables & Apparel 0.1%
Pandora A/S	21,432	1,466,612

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	21,031	2,012,213

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	21,039	1,778,903
William Demant Holding A/S *	4,937	429,275

		2,208,178

Insurance 0.0%
Tryg A/S	4,412	444,520

Materials 0.1%
Novozymes A/S, B Shares	47,084	2,328,274

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, Class B	383,261	17,642,329

Telecommunication Services 0.1%
TDC A/S	156,148	1,575,240

Transportation 0.2%
AP Moeller - Maersk A/S, Series A	530	1,189,388
AP Moeller - Maersk A/S, Series B	1,248	2,909,485
DSV A/S	34,593	1,092,430

		5,191,303

		38,428,531

2

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Finland 0.9%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	20,943	725,121

Capital Goods 0.2%
Kone Oyj, Class B	61,272	2,576,347
Metso Oyj	20,959	824,835
Wartsila Oyj Abp	27,496	1,384,746

		4,785,928

Energy 0.0%
Neste Oil Oyj	25,176	465,225

Insurance 0.2%
Sampo Oyj, A Shares	85,387	4,241,649

Materials 0.1%
Stora Enso Oyj, R Shares	100,350	901,649
UPM-Kymmene Oyj	105,742	1,723,442

		2,625,091

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	18,887	700,220

Technology Hardware & Equipment 0.2%
Nokia Oyj	711,429	5,636,208

Telecommunication Services 0.1%
Elisa Oyj	27,044	776,050

Utilities 0.1%
Fortum Oyj	87,203	2,241,969

		22,197,461

France 9.6%

Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	36,170	3,967,831
Peugeot S.A. *	71,000	1,058,964
Renault S.A.	37,263	3,110,718
Valeo S.A.	14,879	1,782,766

		9,920,279

Banks 0.9%
BNP Paribas S.A.	203,998	13,535,970
Credit Agricole S.A.	195,605	2,646,028
Natixis	172,296	1,113,348
Societe Generale S.A.	139,109	6,983,611

		24,278,957

Capital Goods 1.5%
Airbus Group N.V.	113,439	6,581,750
Alstom S.A. *	40,852	1,469,253
Bouygues S.A.	37,362	1,471,800
Compagnie de Saint-Gobain	84,629	4,117,778
Legrand S.A.	51,913	2,878,874
Rexel S.A.	50,037	969,556
Safran S.A.	51,575	3,030,921
Schneider Electric SE	100,835	8,546,422
Thales S.A.	18,499	1,052,124
Vallourec S.A.	20,248	896,010
Vinci S.A.	93,795	6,473,065
Zodiac Aerospace	34,766	1,088,578

		38,576,131

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	40,137	1,035,183
Edenred	38,318	1,197,721
Societe BIC S.A.	5,949	820,206

		3,053,110

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	10,744	1,871,390
Kering	14,503	3,104,858
LVMH Moet Hennessy Louis Vuitton S.A.	53,699	9,237,413

		14,213,661

Consumer Services 0.1%
Accor S.A.	31,791	1,539,562
Sodexo	18,760	1,864,519

		3,404,081

Diversified Financials 0.1%
Eurazeo S.A.	6,764	508,393
Wendel S.A.	5,814	762,698

		1,271,091

Energy 1.1%
Technip S.A.	19,684	1,818,305
Total S.A.	411,883	26,564,259

		28,382,564

Food & Staples Retailing 0.2%
Carrefour S.A.	117,523	4,058,627
Casino Guichard Perrachon S.A.	11,366	1,369,888

		5,428,515

Food, Beverage & Tobacco 0.5%
Danone S.A.	109,044	7,876,332
Pernod-Ricard S.A.	40,441	4,529,036
Remy Cointreau S.A.	5,148	421,533

		12,826,901

Health Care Equipment & Services 0.1%
Essilor International S.A.	39,427	3,851,549

Household & Personal Products 0.3%
L’Oreal S.A.	46,147	7,792,377

Insurance 0.4%
AXA S.A.	349,817	8,036,924
CNP Assurances	33,282	653,875
SCOR SE	29,475	948,176

		9,638,975

Materials 0.6%
Air Liquide S.A.	66,452	8,456,290
ArcelorMittal	191,574	2,909,040
Arkema S.A.	11,207	1,039,092
Imerys S.A.	6,455	504,022
Lafarge S.A.	36,458	2,837,662

		15,746,106

Media 0.3%
Eutelsat Communications S.A.	28,639	989,022
JC Decaux S.A.	12,016	412,548
Lagardere S.C.A.	22,380	666,244
Publicis Groupe S.A.	34,718	2,518,905
SES S.A.	57,125	2,099,740

		6,686,459

 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi	229,269	24,071,142

Real Estate 0.3%
Fonciere des Regions	5,116	513,725
Gecina S.A.	4,219	602,509
ICADE	7,471	721,192
Klepierre	18,688	884,061
Unibail-Rodamco SE	18,947	5,086,055

		7,807,542

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	118,472	986,258

Software & Services 0.2%
AtoS	14,597	1,139,804
Cap Gemini S.A.	28,543	2,069,747
Dassault Systemes S.A.	23,444	1,573,225

		4,782,776

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	520,287	1,821,324

Telecommunication Services 0.5%
Iliad S.A.	4,915	1,355,775
Orange S.A.	360,359	5,642,973
Vivendi S.A. *	234,339	5,881,500

		12,880,248

Transportation 0.1%
Aeroports de Paris	5,551	760,368
Bollore S.A.	1,010	623,334
Groupe Eurotunnel S.A. - Reg’d	95,309	1,261,299

		2,645,001

Utilities 0.4%
Electricite de France S.A.	44,723	1,444,724
GDF Suez	278,891	7,191,065
Suez Environnement Co.	52,340	976,829
Veolia Environnement S.A.	76,515	1,355,224

		10,967,842

		251,032,889

Germany 8.1%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	63,946	7,617,242
Continental AG	20,949	4,511,669
Daimler AG - Reg’d	185,559	15,312,089
Volkswagen AG	5,511	1,270,937

		28,711,937

Banks 0.1%
Commerzbank AG *	185,863	2,670,481

Capital Goods 0.9%
Brenntag AG	9,572	1,536,778
GEA Group AG	36,792	1,650,868
Hochtief AG	5,074	425,526
MAN SE	7,010	832,403
OSRAM Licht AG *	16,162	652,837
Siemens AG - Reg’d	152,778	18,867,490

		23,965,902

Consumer Durables & Apparel 0.2%
adidas AG	40,050	3,171,339
Hugo Boss AG	5,945	853,024

		4,024,363

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	266,381	9,109,823
Deutsche Boerse AG	37,660	2,726,387

		11,836,210

Food & Staples Retailing 0.0%
Metro AG *	30,121	1,085,410

Health Care Equipment & Services 0.3%
Celesio AG	9,063	310,031
Fresenius Medical Care AG & Co. KGaA	41,505	2,877,039
Fresenius SE & Co. KGaA	24,614	3,680,764

		6,867,834

Household & Personal Products 0.1%
Beiersdorf AG	18,982	1,710,928
Henkel AG & Co. KGaA	23,300	2,218,080

		3,929,008

Insurance 0.9%
Allianz SE - Reg’d	87,757	14,610,317
Hannover Rueck SE	11,074	945,317
Muenchener Rueckversicherungs AG - Reg’d	34,549	7,330,333

		22,885,967

Materials 1.2%
BASF SE	177,079	18,326,603
HeidelbergCement AG	27,019	2,004,263
K&S AG - Reg’d	32,018	981,083
LANXESS AG	17,844	1,136,519
Linde AG	35,886	7,319,261
ThyssenKrupp AG *	88,526	2,493,688

		32,261,417

Media 0.2%
Axel Springer SE	6,956	391,663
Kabel Deutschland Holding AG	3,895	556,483
ProSiebenSat.1 Media AG - Reg’d	43,735	1,833,740
RTL Group S.A. *	7,403	753,595
Sky Deutschland AG *	81,523	733,230

		4,268,711

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg’d	159,192	20,998,458
Merck KGaA	25,240	2,231,973
QIAGEN N.V. *	44,554	1,088,018

		24,318,449

Real Estate 0.0%
Deutsche Wohnen AG	53,442	1,156,335

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	220,362	2,428,063

Software & Services 0.6%
SAP SE	177,898	13,981,336
United Internet AG - Reg’d	21,635	864,985

		14,846,321

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	599,532	9,728,994

4

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telefonica Deutschland Holding AG *	48,116	376,197

		10,105,191

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	43,042	759,265
Deutsche Post AG - Reg’d	186,698	5,973,341
Fraport AG Frankfurt Airport Services Worldwide	7,032	462,163

		7,194,769

Utilities 0.4%
E.ON SE	385,141	7,270,815
RWE AG	93,686	3,761,336

		11,032,151

		213,588,519

Hong Kong 3.0%

Banks 0.2%
Bank of East Asia Ltd.	237,200	1,011,212
BOC Hong Kong (Holdings) Ltd.	688,000	2,157,817
Hang Seng Bank Ltd.	149,536	2,533,224

		5,702,253

Capital Goods 0.2%
Hutchison Whampoa Ltd.	405,370	5,499,021
NWS Holdings Ltd.	321,000	593,872

		6,092,893

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,088,000	1,449,348
Techtronic Industries Co.	255,000	764,307
Yue Yuen Industrial Holdings Ltd.	128,000	427,755

		2,641,410

Consumer Services 0.4%
Galaxy Entertainment Group Ltd.	447,000	3,759,118
MGM China Holdings Ltd.	183,200	669,897
Sands China Ltd.	474,400	3,482,898
Shangri-La Asia Ltd.	270,000	425,910
SJM Holdings Ltd.	398,000	1,063,322
Wynn Macau Ltd.	286,000	1,218,763

		10,619,908

Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	589,675
Hong Kong Exchanges & Clearing Ltd.	211,418	4,735,916

		5,325,591

Insurance 0.5%
AIA Group Ltd.	2,322,200	12,440,948

Real Estate 0.9%
Cheung Kong Holdings Ltd.	262,656	5,074,382
Hang Lung Properties Ltd.	416,000	1,284,756
Henderson Land Development Co., Ltd.	215,490	1,366,879
Hysan Development Co., Ltd.	125,000	598,350
Kerry Properties Ltd.	121,000	441,656
New World Development Co., Ltd.	957,666	1,207,653
Sino Land Co., Ltd.	542,000	932,469
Sun Hung Kai Properties Ltd.	310,604	4,714,739
Swire Pacific Ltd., Class A	130,090	1,674,929
Swire Properties Ltd.	216,600	706,143
The Link REIT	429,500	2,436,790
The Wharf Holdings Ltd.	300,100	2,391,792
Wheelock & Co., Ltd.	162,000	816,840

		23,647,378

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	53,000	563,164

Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	536,000	633,049
PCCW Ltd.	759,000	467,149

		1,100,198

Transportation 0.1%
Cathay Pacific Airways Ltd.	201,000	379,734
MTR Corp., Ltd.	280,500	1,101,957

		1,481,691

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	114,000	803,136
CLP Holdings Ltd.	366,580	3,049,451
Hong Kong & China Gas Co., Ltd.	1,232,197	2,696,506
Power Assets Holdings Ltd.	274,000	2,447,424

		8,996,517

		78,611,951

Ireland 0.3%

Banks 0.1%
Bank of Ireland *	4,511,514	1,585,263

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	31,108	2,311,862

Materials 0.1%
CRH plc	140,364	3,276,169

Transportation 0.0%
Ryanair Holdings plc *	35,363	323,732

		7,497,026

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M.	202,922	1,183,694
Bank Leumi Le-Israel B.M. *	246,011	966,008
Mizrahi Tefahot Bank Ltd.	30,973	391,653

		2,541,355

Energy 0.0%
Delek Group Ltd.	790	309,973

Materials 0.1%
Israel Chemicals Ltd.	85,438	694,718
The Israel Corp., Ltd. *	609	358,430

		1,053,148

 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	164,216	8,793,094

Software & Services 0.0%
NICE Systems Ltd.	11,048	438,666

Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	399,288	743,481

		13,879,717

Italy 2.5%

Automobiles & Components 0.1%
Fiat S.p.A. *	174,410	1,673,903
Pirelli & C. S.p.A	45,863	683,965

		2,357,868

Banks 0.7%
Banca Monte dei Paschi di Siena S.p.A. *	808,330	1,461,232
Banco Popolare SC *	68,000	1,050,169
Intesa Sanpaolo S.p.A.	2,198,857	6,529,775
Intesa Sanpaolo S.p.A. - RSP	237,906	635,730
UniCredit S.p.A.	854,495	6,666,016
Unione di Banche Italiane S.C.p.A.	158,997	1,309,008

		17,651,930

Capital Goods 0.1%
CNH Industrial N.V.	185,680	1,713,811
Finmeccanica S.p.A. *	82,641	761,362
Prysmian S.p.A.	39,039	830,135

		3,305,308

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	33,430	1,844,304

Diversified Financials 0.1%
Exor S.p.A.	18,034	690,379
Mediobanca S.p.A. *	112,040	987,530

		1,677,909

Energy 0.6%
Eni S.p.A.	489,452	12,454,551
Saipem S.p.A. *	50,143	1,167,931
Tenaris S.A.	89,011	1,916,152

		15,538,634

Insurance 0.2%
Assicurazioni Generali S.p.A.	222,364	4,641,393
UnipolSai S.p.A.	172,787	523,061

		5,164,454

Telecommunication Services 0.1%
Telecom Italia S.p.A. *	1,870,366	2,155,207
Telecom Italia S.p.A. - RSP	1,263,477	1,181,315

		3,336,522

Transportation 0.1%
Atlantia S.p.A.	80,885	2,140,722

Utilities 0.4%
Enel Green Power S.p.A.	328,221	907,830
Enel S.p.A.	1,269,153	7,225,262
Snam S.p.A.	399,473	2,354,846
Terna - Rete Elettrica Nationale S.p.A.	280,197	1,473,609

		11,961,547

		64,979,198

Japan 20.3%

Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	36,200	1,405,932
Bridgestone Corp.	124,157	4,480,870
Daihatsu Motor Co., Ltd.	39,700	704,678
Denso Corp.	92,500	4,266,615
Fuji Heavy Industries Ltd.	112,600	3,211,046
Honda Motor Co., Ltd.	313,039	10,897,219
Isuzu Motors Ltd.	221,000	1,533,875
Koito Manufacturing Co., Ltd.	18,000	493,213
Mazda Motor Corp.	105,800	2,542,086
Mitsubishi Motors Corp.	129,600	1,476,542
NGK Spark Plug Co., Ltd.	34,000	1,016,513
NHK Spring Co., Ltd.	37,000	362,342
Nissan Motor Co., Ltd.	474,396	4,654,017
NOK Corp.	20,800	424,723
Stanley Electric Co., Ltd.	27,000	700,306
Sumitomo Rubber Industries Ltd.	32,400	469,291
Suzuki Motor Corp.	71,000	2,369,271
The Yokohama Rubber Co., Ltd.	36,000	311,704
Toyoda Gosei Co., Ltd.	11,300	229,487
Toyota Industries Corp.	31,200	1,520,009
Toyota Motor Corp.	529,603	31,267,767
Yamaha Motor Co., Ltd.	51,400	851,487

		75,188,993

Banks 1.9%
Aozora Bank Ltd.	215,000	730,589
Fukuoka Financial Group, Inc.	147,000	752,012
Hokuhoku Financial Group, Inc.	223,000	457,862
Mitsubishi UFJ Financial Group, Inc.	2,450,809	14,453,156
Mizuho Financial Group, Inc.	4,416,934	8,575,352
Resona Holdings, Inc.	433,200	2,414,040
Seven Bank Ltd.	116,700	468,321
Shinsei Bank Ltd.	291,000	615,326
Sumitomo Mitsui Financial Group, Inc.	244,646	9,972,865
Sumitomo Mitsui Trust Holdings, Inc.	647,000	2,815,554
Suruga Bank Ltd.	34,000	662,954
The Bank of Kyoto Ltd.	63,000	572,268
The Bank of Yokohama Ltd.	217,000	1,234,758
The Chiba Bank Ltd.	141,000	1,026,407
The Chugoku Bank Ltd.	32,500	499,335
The Gunma Bank Ltd.	72,000	423,632
The Hachijuni Bank Ltd.	77,000	473,355
The Hiroshima Bank Ltd.	92,000	446,440
The Iyo Bank Ltd.	46,000	465,971
The Joyo Bank Ltd.	125,000	665,076
The Shizuoka Bank Ltd.	98,000	1,056,196
Yamaguchi Financial Group, Inc.	38,000	389,241

		49,170,710

6

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 2.9%
Amada Co., Ltd.	71,000	689,627
Asahi Glass Co., Ltd.	188,000	1,114,050
Chiyoda Corp.	29,000	343,361
Daikin Industries Ltd.	44,600	3,063,081
FANUC Corp.	37,100	6,412,003
Fuji Electric Co., Ltd.	104,000	536,247
Hino Motors Ltd.	50,000	691,451
Hitachi Construction Machinery Co., Ltd.	23,300	475,571
IHI Corp.	248,000	1,146,873
ITOCHU Corp.	294,600	3,751,063
JGC Corp.	41,000	1,242,397
JTEKT Corp.	36,900	638,856
Kajima Corp.	170,000	790,510
Kawasaki Heavy Industries Ltd.	265,000	1,030,879
Komatsu Ltd.	178,609	3,961,067
Kubota Corp.	220,000	2,896,364
Kurita Water Industries Ltd.	18,200	418,205
LIXIL Group Corp.	52,400	1,270,271
Mabuchi Motor Co., Ltd.	4,400	347,015
Makita Corp.	23,300	1,378,125
Marubeni Corp.	325,000	2,284,112
Mitsubishi Corp.	272,900	5,750,510
Mitsubishi Electric Corp.	368,000	4,858,165
Mitsubishi Heavy Industries Ltd.	593,000	3,865,549
Mitsui & Co., Ltd.	330,300	5,297,151
Nabtesco Corp.	22,100	499,308
NGK Insulators Ltd.	50,000	1,183,017
Nidec Corp.	40,100	2,611,579
NSK Ltd.	86,000	1,209,869
Obayashi Corp.	121,000	883,092
Shimizu Corp.	110,000	842,551
SMC Corp.	10,600	2,926,433
Sumitomo Corp.	214,400	2,825,374
Sumitomo Electric Industries Ltd.	146,300	2,144,390
Sumitomo Heavy Industries Ltd.	102,000	498,497
Taisei Corp.	193,000	1,088,440
THK Co., Ltd.	20,700	498,149
Toshiba Corp.	776,178	3,452,172
TOTO Ltd.	53,000	664,340
Toyota Tsusho Corp.	41,300	1,148,170

		76,727,884

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	114,000	1,169,451
Park24 Co., Ltd.	18,000	330,217
Secom Co., Ltd.	40,700	2,475,624
Toppan Printing Co., Ltd.	112,000	853,146

		4,828,438

Consumer Durables & Apparel 0.8%
Asics Corp.	31,200	662,142
Bandai Namco Holdings, Inc.	36,000	911,117
Casio Computer Co., Ltd. (a)	41,300	694,887
Iida Group Holdings Co., Ltd.	30,100	448,481
Nikon Corp.	70,500	1,093,447
Panasonic Corp.	421,512	5,255,591
Rinnai Corp.	6,700	610,001
Sankyo Co., Ltd.	11,600	451,390
Sega Sammy Holdings, Inc.	33,800	668,614
Sekisui Chemical Co., Ltd.	87,000	1,043,169
Sekisui House Ltd.	102,300	1,342,675
Sharp Corp. *	310,785	968,034
Shimano, Inc.	15,200	1,774,459
Sony Corp.	202,400	3,688,889
Yamaha Corp.	28,500	434,280

		20,047,176

Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	534,940
McDonald’s Holdings Co., Ltd. (a)	11,000	276,864
Oriental Land Co., Ltd.	9,300	1,746,413

		2,558,217

Diversified Financials 0.6%
Acom Co., Ltd. *	88,800	349,650
AEON Financial Service Co., Ltd.	19,900	453,527
Credit Saison Co., Ltd.	27,800	546,988
Daiwa Securities Group, Inc.	325,000	2,728,694
Japan Exchange Group, Inc.	48,500	1,103,446
Mitsubishi UFJ Lease & Finance Co., Ltd.	97,400	545,548
Nomura Holdings, Inc.	691,500	4,365,833
ORIX Corp.	250,800	4,053,247
SBI Holdings, Inc.	38,090	444,380

		14,591,313

Energy 0.2%
Idemitsu Kosan Co., Ltd.	15,200	310,684
Inpex Corp.	171,900	2,547,670
JX Holdings, Inc.	442,300	2,274,351
Showa Shell Sekiyu K.K.	33,500	377,829
TonenGeneral Sekiyu K.K.	49,000	427,936

		5,938,470

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	119,600	1,342,882
FamilyMart Co., Ltd.	11,200	503,004
Lawson, Inc.	12,300	921,101
Seven & i Holdings Co., Ltd.	145,803	6,067,675

		8,834,662

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	116,000	1,783,167
Asahi Group Holdings Ltd.	76,100	2,295,072
Calbee, Inc.	16,200	481,094
Japan Tobacco, Inc.	211,300	7,430,897
Kikkoman Corp.	30,000	657,030
Kirin Holdings Co., Ltd.	159,000	2,228,742
MEIJI Holdings Co., Ltd.	11,300	809,944
NH Foods Ltd.	33,000	675,530
Nisshin Seifun Group, Inc.	36,800	429,747
Nissin Foods Holdings Co., Ltd.	11,900	653,860
Suntory Beverage & Food Ltd.	26,500	993,072
Toyo Suisan Kaisha Ltd.	16,000	485,314
Yakult Honsha Co., Ltd.	16,800	887,689
Yamazaki Baking Co., Ltd.	26,000	329,091

		20,140,249

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	8,200	489,544
M3, Inc.	36,000	581,038

 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Medipal Holdings Corp.	26,100	328,930
Miraca Holdings, Inc.	11,800	546,103
Olympus Corp. *	45,000	1,619,270
Suzuken Co., Ltd.	14,500	462,306
Sysmex Corp.	27,700	1,075,327
Terumo Corp.	57,700	1,308,350

		6,410,868

Household & Personal Products 0.3%
Kao Corp.	99,819	4,104,977
Shiseido Co., Ltd.	71,400	1,407,216
Unicharm Corp.	23,100	1,414,476

		6,926,669

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	95,462	2,172,940
NKSJ Holdings, Inc.	62,900	1,588,318
Sony Financial Holdings, Inc.	33,000	540,455
T&D Holdings, Inc.	109,400	1,373,033
The Dai-ichi Life Insurance Co., Ltd.	204,200	2,876,490
Tokio Marine Holdings, Inc.	132,299	4,160,375

		12,711,611

Materials 1.2%
Air Water, Inc.	26,000	415,819
Asahi Kasei Corp.	235,000	1,857,234
Daicel Corp.	51,000	514,713
Daido Steel Co., Ltd.	59,000	275,708
Hitachi Chemical Co., Ltd.	22,600	397,532
Hitachi Metals Ltd.	45,000	731,762
JFE Holdings, Inc.	91,700	1,935,425
JSR Corp.	31,300	539,673
Kaneka Corp.	58,000	348,812
Kansai Paint Co., Ltd.	47,000	787,610
Kobe Steel Ltd.	614,000	999,481
Kuraray Co., Ltd.	66,700	873,670
Maruichi Steel Tube Ltd.	8,800	243,595
Mitsubishi Chemical Holdings Corp.	252,000	1,102,907
Mitsubishi Gas Chemical Co., Inc.	85,000	552,371
Mitsubishi Materials Corp.	229,000	832,468
Mitsui Chemicals, Inc.	141,000	380,117
Nippon Paint Co., Ltd.	34,000	783,416
Nippon Steel & Sumitomo Metal Corp.	1,458,410	4,403,901
Nitto Denko Corp.	30,600	1,365,569
Oji Holdings Corp.	141,000	567,486
Shin-Etsu Chemical Co., Ltd.	77,860	4,938,516
Sumitomo Chemical Co., Ltd.	278,000	1,056,684
Sumitomo Metal Mining Co., Ltd.	105,000	1,749,219
Taiheiyo Cement Corp.	238,000	921,488
Taiyo Nippon Sanso Corp.	45,000	394,609
Teijin Ltd.	161,000	398,702
Toray Industries, Inc.	289,000	1,956,196
Toyo Seikan Group Holdings Ltd.	33,400	520,181
Yamato Kogyo Co., Ltd.	7,700	250,289

		32,095,153

Media 0.1%
Dentsu, Inc.	42,100	1,667,415
Hakuhodo DY Holdings, Inc.	40,300	423,106
Toho Co., Ltd.	20,000	485,122

		2,575,643

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	421,950	5,721,896
Chugai Pharmaceutical Co., Ltd.	44,600	1,484,417
Daiichi Sankyo Co., Ltd.	123,000	2,236,592
Eisai Co., Ltd.	47,800	2,024,801
Hisamitsu Pharmaceutical Co., Inc.	10,700	426,221
Kyowa Hakko Kirin Co., Ltd.	43,000	590,760
Mitsubishi Tanabe Pharma Corp.	43,100	626,053
Ono Pharmaceutical Co., Ltd.	16,000	1,353,428
Otsuka Holdings Co., Ltd.	76,700	2,442,342
Santen Pharmaceutical Co., Ltd.	14,200	837,101
Shionogi & Co., Ltd.	55,800	1,204,661
Sumitomo Dainippon Pharma Co., Ltd.	28,500	348,416
Taisho Pharmaceutical Holdings Co., Ltd.	6,500	462,725
Takeda Pharmaceutical Co., Ltd.	152,100	6,937,655

		26,697,068

Real Estate 1.0%
Aeon Mall Co., Ltd.	20,200	473,356
Daito Trust Construction Co., Ltd.	13,500	1,627,101
Daiwa House Industry Co., Ltd.	116,000	2,354,709
Hulic Co., Ltd.	45,700	538,237
Japan Prime Realty Investment Corp.	149	515,486
Japan Real Estate Investment Corp.	240	1,349,025
Japan Retail Fund Investment Corp.	422	929,917
Mitsubishi Estate Co., Ltd.	242,502	5,929,920
Mitsui Fudosan Co., Ltd.	179,777	5,936,920
Nippon Building Fund, Inc.	264	1,482,155
Nippon Prologis REIT, Inc.	268	623,371
Nomura Real Estate Holdings, Inc.	24,300	451,496
NTT Urban Development Corp.	22,700	247,306
Sumitomo Realty & Development Co., Ltd.	69,000	2,848,885
Tokyo Tatemono Co., Ltd.	79,000	674,726
Tokyu Fudosan Holdings Corp.	91,200	691,732
United Urban Investment Corp.	476	764,390

		27,438,732

Retailing 0.5%
ABC-Mart, Inc.	5,980	322,944
Don Quijote Holdings Co., Ltd.	10,400	561,952
Fast Retailing Co., Ltd.	10,300	3,400,523
Hikari Tsushin, Inc.	3,100	226,961
Isetan Mitsukoshi Holdings Ltd.	61,800	765,817
J. Front Retailing Co., Ltd.	103,000	694,059

8

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marui Group Co., Ltd.	53,900	520,097
Nitori Holdings Co., Ltd.	12,700	713,369
Rakuten, Inc.	157,620	2,070,018
Sanrio Co., Ltd. (a)	10,800	311,272
Shimamura Co., Ltd.	4,200	416,510
Takashimaya Co., Ltd.	46,000	423,051
USS Co., Ltd.	41,200	719,744
Yamada Denki Co., Ltd.	174,000	617,567

		11,763,884

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	30,800	343,867
Rohm Co., Ltd.	18,900	1,065,495
Tokyo Electron Ltd.	33,100	2,162,204

		3,571,566

Software & Services 0.4%
Dena Co., Ltd.	18,200	234,729
Fujitsu Ltd.	363,000	2,782,568
Gree, Inc. *(a)	24,703	195,032
GungHo Online Entertainment, Inc. (a)	80,100	450,946
Itochu Techno-Solutions Corp.	4,506	201,517
Kakaku.com, Inc.	31,300	529,722
Konami Corp.	19,400	450,404
Nexon Co., Ltd.	28,900	278,818
Nintendo Co., Ltd.	20,439	2,270,567
Nomura Research Institute Ltd.	20,300	639,150
NTT Data Corp.	23,100	879,699
Oracle Corp., Japan	6,600	279,638
Otsuka Corp.	8,100	369,063
Trend Micro, Inc.	20,500	729,748
Yahoo Japan Corp.	284,500	1,287,288

		11,578,889

Technology Hardware & Equipment 1.7%
Brother Industries Ltd.	45,300	810,476
Canon, Inc.	218,295	7,141,575
Citizen Holdings Co., Ltd.	49,100	390,389
FUJIFILM Holdings Corp.	90,711	2,589,420
Hamamatsu Photonics K.K.	13,500	634,589
Hirose Electric Co., Ltd.	5,700	801,096
Hitachi High-Technologies Corp.	10,900	292,390
Hitachi Ltd.	932,079	7,224,358
Hoya Corp.	85,307	2,762,116
Ibiden Co., Ltd.	22,300	445,599
Japan Display, Inc. *	67,000	382,865
Keyence Corp.	8,700	3,790,109
Konica Minolta, Inc.	94,800	1,012,076
Kyocera Corp.	60,400	2,925,599
Murata Manufacturing Co., Ltd.	39,274	3,743,805
NEC Corp.	484,000	1,868,656
Nippon Electric Glass Co., Ltd.	88,000	493,017
Omron Corp.	39,600	1,756,368
Ricoh Co., Ltd.	131,500	1,505,347
Seiko Epson Corp.	25,600	1,095,830
Shimadzu Corp.	42,000	402,010
TDK Corp.	23,500	1,127,321
Yaskawa Electric Corp.	43,000	560,409
Yokogawa Electric Corp.	47,100	593,229

		44,348,649

Telecommunication Services 1.1%
KDDI Corp.	112,400	6,461,075
Nippon Telegraph & Telephone Corp.	71,678	4,759,724
NTT DOCOMO, Inc.	290,800	5,099,512
SoftBank Corp.	184,700	13,277,760

		29,598,071

Transportation 1.0%
ANA Holdings, Inc.	248,000	613,557
Central Japan Railway Co.	27,400	3,891,399
East Japan Railway Co.	65,460	5,243,807
Hankyu Hanshin Holdings, Inc.	230,000	1,339,028
Japan Airlines Co., Ltd.	10,800	596,564
Kamigumi Co., Ltd.	40,000	382,567
Keikyu Corp.	87,000	766,466
Keio Corp.	108,000	861,423
Keisei Electric Railway Co., Ltd.	60,000	615,089
Kintetsu Corp.	341,000	1,241,703
Mitsubishi Logistics Corp.	25,000	379,043
Mitsui O.S.K. Lines Ltd.	228,000	844,796
Nagoya Railroad Co., Ltd.	156,000	652,803
Nippon Express Co., Ltd.	158,000	764,064
Nippon Yusen K.K.	326,000	934,065
Odakyu Electric Railway Co., Ltd.	116,000	1,136,365
Tobu Railway Co., Ltd.	191,000	1,000,023
Tokyu Corp.	229,000	1,646,315
West Japan Railway Co.	31,000	1,406,045
Yamato Holdings Co., Ltd.	70,100	1,460,232

		25,775,354

Utilities 0.5%
Chubu Electric Power Co., Inc. *	119,800	1,392,627
Electric Power Development Co., Ltd.	22,200	715,223
Hokuriku Electric Power Co.	29,200	378,157
Kyushu Electric Power Co., Inc. *	88,000	977,103
Osaka Gas Co., Ltd.	349,000	1,451,591
Shikoku Electric Power Co., Inc. *	33,700	444,356
The Chugoku Electric Power Co., Inc.	55,200	733,919
The Kansai Electric Power Co., Inc. *	130,900	1,195,661
Toho Gas Co., Ltd.	71,000	392,320
Tohoku Electric Power Co., Inc.	85,700	935,796
Tokyo Electric Power Co., Inc. *	285,890	1,115,430
Tokyo Gas Co., Ltd.	457,201	2,611,850

		12,344,033

		531,862,302

Netherlands 2.6%

Capital Goods 0.3%
Koninklijke Boskalis Westminster N.V.	16,393	875,529
Koninklijke Philips N.V.	188,165	5,799,352
OCI *	16,510	630,863

		7,305,744

 9

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	23,093	1,144,738

Diversified Financials 0.4%
ING Groep N.V. CVA *	740,546	9,617,903

Energy 0.1%
Fugro N.V. CVA	14,104	543,092
Koninklijke Vopak N.V.	13,531	626,350

		1,169,442

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	180,805	3,152,574

Food, Beverage & Tobacco 0.7%
Heineken Holding N.V.	18,785	1,196,001
Heineken N.V.	44,243	3,107,865
Unilever N.V. CVA	312,405	12,857,341

		17,161,207

Insurance 0.1%
Aegon N.V.	345,318	2,800,413
Delta Lloyd N.V.	36,888	852,067

		3,652,480

Materials 0.2%
Akzo Nobel N.V.	46,524	3,350,825
Koninklijke DSM N.V.	33,937	2,344,480

		5,695,305

Media 0.2%
Altice S.A. *	14,724	844,937
Reed Elsevier N.V.	136,755	3,078,421
Wolters Kluwer N.V.	56,151	1,555,736

		5,479,094

Real Estate 0.0%
Corio N.V.	13,143	698,241

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.	69,120	6,518,722

Software & Services 0.1%
Gemalto N.V.	15,005	1,465,490

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V. *	595,283	1,903,508
Ziggo N.V.	29,773	1,342,618

		3,246,126

Transportation 0.0%
TNT Express N.V.	91,819	739,892

		67,046,958

New Zealand 0.1%

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	72,734	498,445

Materials 0.1%
Fletcher Building Ltd.	122,603	943,674

Software & Services 0.0%
Xero Ltd. *(a)	11,859	249,736

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	356,009	858,900

Transportation 0.0%
Auckland International Airport Ltd.	202,366	654,232

Utilities 0.0%
Contact Energy Ltd.	75,447	354,293

		3,559,280

Norway 0.8%

Banks 0.1%
DNB A.S.A.	185,870	3,293,910

Energy 0.4%
Aker Solutions A.S.A.	31,911	470,945
Seadrill Ltd.	70,680	2,539,337
Statoil A.S.A.	215,550	6,159,249
Subsea 7 S.A.	52,537	877,518

		10,047,049

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	151,511	1,371,414

Insurance 0.0%
Gjensidige Forsikring A.S.A.	42,041	813,220

Materials 0.1%
Norsk Hydro A.S.A.	266,113	1,577,671
Yara International A.S.A.	33,647	1,542,024

		3,119,695

Telecommunication Services 0.1%
Telenor A.S.A.	145,808	3,355,485

		22,000,773

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A., Class R *	7,149,000	1,021,013
Banco Espirito Santo S.A. - Reg’d *(a)	470,491	126,288

		1,147,301

Energy 0.1%
Galp Energia, SGPS, S.A.	78,082	1,385,893

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	49,264	643,939

Utilities 0.1%
EDP - Energias de Portugal S.A.	430,438	2,015,778

		5,192,911

Singapore 1.5%

Banks 0.5%
DBS Group Holdings Ltd.	328,246	4,782,323
Oversea-Chinese Banking Corp., Ltd.	494,552	3,946,972
United Overseas Bank Ltd.	248,233	4,790,559

		13,519,854

Capital Goods 0.2%
Keppel Corp., Ltd.	272,800	2,391,088
Noble Group Ltd.	858,000	971,285

10

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sembcorp Industries Ltd.	200,000	875,814
Sembcorp Marine Ltd.	152,000	503,059
Singapore Technologies Engineering Ltd.	278,000	844,273
Yangzijiang Shipbuilding Holdings Ltd.	319,000	277,271

		5,862,790

Consumer Services 0.1%
Genting Singapore plc	1,137,000	1,212,374

Diversified Financials 0.0%
Singapore Exchange Ltd.	163,000	919,548

Food & Staples Retailing 0.0%
Olam International Ltd. (a)	150,000	296,994

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,519,000	648,448
Wilmar International Ltd.	348,000	908,579

		1,557,027

Media 0.1%
Singapore Press Holdings Ltd. (a)	302,000	1,003,439

Real Estate 0.2%
Ascendas REIT	383,000	714,621
CapitaCommercial Trust	359,000	478,760
CapitaLand Ltd.	481,000	1,325,490
CapitaMall Trust	450,000	709,010
City Developments Ltd.	74,000	624,992
Global Logistic Properties Ltd.	576,000	1,282,272
Keppel Land Ltd.	129,000	375,185
UOL Group Ltd.	95,000	503,310

		6,013,640

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	22,000	817,517

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,524,237	4,957,584
StarHub Ltd.	141,000	480,353

		5,437,937

Transportation 0.1%
ComfortDelGro Corp., Ltd.	408,000	843,227
Hutchison Port Holdings Trust, Class U	1,052,000	782,680
Singapore Airlines Ltd.	98,000	809,226

		2,435,133

		39,076,253

Spain 3.5%

Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1,139,443	14,006,825
Banco de Sabadell S.A.	644,323	2,091,585
Banco Popular Espanol S.A.	346,865	2,116,767
Banco Santander S.A.	2,279,135	22,899,127
Bankia S.A. *	856,289	1,677,524
CaixaBank S.A.	337,339	2,028,488

		44,820,316

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	33,469	1,463,569
Ferrovial S.A.	76,349	1,599,679
Zardoya Otis S.A.	32,048	490,180

		3,553,428

Energy 0.2%
Repsol S.A.	171,799	4,284,247

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	114,964	952,906

Insurance 0.0%
Mapfre S.A.	202,213	777,787

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	28,491	1,286,022

Retailing 0.2%
Inditex S.A.	210,925	6,161,745

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	73,259	2,882,789

Telecommunication Services 0.5%
Telefonica S.A.	787,475	12,837,813

Transportation 0.1%
Abertis Infraestructuras S.A.	74,695	1,637,124
International Consolidated Airlines Group S.A. *	194,400	1,087,591

		2,724,715

Utilities 0.5%
Enagas S.A.	37,717	1,254,828
Gas Natural SDG S.A.	69,417	2,132,681
Iberdrola S.A.	996,875	7,416,443
Red Electrica Corp. S.A.	20,982	1,802,968

		12,606,920

		92,888,688

Sweden 3.0%

Banks 0.8%
Nordea Bank AB	587,709	7,881,631
Skandinaviska Enskilda Banken AB, A Shares	296,070	3,963,480
Svenska Handelsbanken AB, A Shares	95,166	4,583,232
Swedbank AB, A Shares	172,746	4,425,341

		20,853,684

Capital Goods 0.8%
Alfa Laval AB	58,742	1,333,931
Assa Abloy AB, B Shares	63,600	3,125,007
Atlas Copco AB, A Shares	128,917	3,846,221
Atlas Copco AB, B Shares	77,192	2,083,168
Sandvik AB	208,144	2,618,250
Skanska AB, B Shares	70,514	1,465,177
SKF AB, B Shares	74,568	1,757,729
Volvo AB, B Shares	292,646	3,572,830

		19,802,313

 11

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	54,176	629,890

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	46,562	1,154,832
Husqvarna AB, B Shares	76,291	601,740

		1,756,572

Diversified Financials 0.2%
Industrivarden AB, C Shares	25,073	466,068
Investment AB Kinnevik, B Shares	43,754	1,816,115
Investor AB, B Shares	87,699	3,152,687

		5,434,870

Energy 0.0%
Lundin Petroleum AB *	46,492	833,307

Food, Beverage & Tobacco 0.1%
Swedish Match AB	40,706	1,334,207

Health Care Equipment & Services 0.1%
Elekta AB, B Shares (a)	68,508	839,450
Getinge AB, B Shares	37,711	922,419

		1,761,869

Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	115,072	2,833,767

Materials 0.0%
Boliden AB	52,419	849,195

Retailing 0.3%
Hennes & Mauritz AB, B Shares	182,499	7,460,821

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	47,292	1,466,573
Telefonaktiebolaget LM Ericsson, B Shares	589,553	7,341,041

		8,807,614

Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	13,121	1,116,351
Tele2 AB, B Shares	59,298	723,403
TeliaSonera AB	462,862	3,466,710

		5,306,464

		77,664,573

Switzerland 8.7%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	423,572	9,741,252
Geberit AG - Reg’d	7,291	2,443,038
Schindler Holding AG	9,460	1,413,778
Schindler Holding AG - Reg’d	3,737	553,530
Sulzer AG - Reg’d	4,467	590,685

		14,742,283

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	33,406	2,498,720
SGS S.A. - Reg’d	1,079	2,350,540

		4,849,260

Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A.	100,325	9,520,061
The Swatch Group AG - Bearer Shares	5,936	3,165,564
The Swatch Group AG - Reg’d	9,222	923,460

		13,609,085

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d *	293,075	7,950,466
Julius Baer Group Ltd. *	44,446	1,885,493
Pargesa Holding S.A.	5,743	486,114
Partners Group Holding AG	3,301	827,479
UBS AG - Reg’d *	703,649	12,089,765

		23,239,317

Energy 0.1%
Transocean Ltd.	69,627	2,797,913

Food, Beverage & Tobacco 1.9%
Aryzta AG *	17,040	1,541,277
Barry Callebaut AG - Reg’d *	419	515,212
Coca-Cola HBC AG ADR *	28,832	672,648
Lindt & Spruengli AG	195	1,013,678
Lindt & Spruengli AG - Reg’d	19	1,184,011
Nestle S.A. - Reg’d	619,320	45,854,455

		50,781,281

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d	9,988	1,549,680

Insurance 0.6%
Baloise Holding AG - Reg’d	8,856	1,066,309
Swiss Life Holding AG - Reg’d *	6,111	1,413,158
Swiss Re AG *	68,266	5,803,122
Zurich Insurance Group AG *	28,593	8,306,543

		16,589,132

Materials 0.6%
EMS-Chemie Holding AG - Reg’d	1,449	624,364
Givaudan S.A. - Reg’d *	1,767	2,890,090
Holcim Ltd. - Reg’d *	43,876	3,510,803
Sika AG	400	1,556,006
Syngenta AG - Reg’d	17,983	6,370,554

		14,951,817

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Actelion Ltd. - Reg’d *	19,990	2,400,916
Lonza Group AG - Reg’d *	10,065	1,116,144
Novartis AG - Reg’d	442,273	38,477,129
Roche Holding AG	135,100	39,206,773

		81,200,962

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	11,957	948,852

Telecommunication Services 0.1%
Swisscom AG - Reg’d	4,561	2,532,269

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	10,311	1,375,052

		229,166,903

12

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 21.1%

Automobiles & Components 0.1%
GKN plc	306,011	1,760,685

Banks 2.9%
Barclays plc	3,149,767	11,939,784
HSBC Holdings plc	3,622,647	38,838,087
Lloyds Banking Group plc *	11,006,487	13,721,502
Royal Bank of Scotland Group plc *	485,350	2,892,903
Standard Chartered plc	467,862	9,702,410

		77,094,686

Capital Goods 0.9%
Wolseley plc	52,009	2,707,694
BAE Systems plc	622,273	4,484,690
Bunzl plc	62,819	1,683,764
Cobham plc	211,627	1,044,174
IMI plc	52,003	1,240,318
Meggitt plc	150,186	1,285,975
Melrose Industries plc	201,774	893,734
Rolls-Royce Holdings plc *	363,214	6,340,392
Smiths Group plc	74,092	1,589,892
The Weir Group plc	40,969	1,768,252
Travis Perkins plc	46,219	1,301,391

		24,340,276

Commercial & Professional Supplies 0.4%
Aggreko plc	48,852	1,414,686
Babcock International Group plc	93,971	1,736,675
Capita plc	129,666	2,625,527
Experian plc	190,405	3,257,966
G4S plc	288,394	1,220,357
Intertek Group plc	30,549	1,318,955

		11,574,166

Consumer Durables & Apparel 0.1%
Burberry Group plc	86,306	2,052,231
Persimmon plc *	57,253	1,205,834

		3,258,065

Consumer Services 0.5%
Carnival plc	34,645	1,248,005
Compass Group plc	326,714	5,323,659
InterContinental Hotels Group plc	46,430	1,883,700
TUI Travel plc	93,512	570,818
Whitbread plc	35,499	2,570,672
William Hill plc	174,467	1,034,125

		12,630,979

Diversified Financials 0.3%
3i Group plc	180,618	1,147,190
Aberdeen Asset Management plc	184,094	1,278,056
Hargreaves Lansdown plc	47,776	823,677
ICAP plc	99,435	581,508
Investec plc	101,621	878,964
London Stock Exchange Group plc	33,988	1,108,652
Schroders plc	23,106	928,386

		6,746,433

Energy 3.7%
AMEC plc	57,377	1,098,354
BG Group plc	656,146	12,938,699
BP plc	3,550,869	28,917,354
Petrofac Ltd.	49,680	915,519
Royal Dutch Shell plc, A Shares	747,946	30,752,443
Royal Dutch Shell plc, B Shares	471,577	20,306,946
Tullow Oil plc	171,024	2,096,845

		97,026,160

Food & Staples Retailing 0.3%
J. Sainsbury plc	229,793	1,211,208
Tesco plc	1,558,466	6,761,748
WM Morrison Supermarkets plc	410,451	1,164,983

		9,137,939

Food, Beverage & Tobacco 2.6%
Associated British Foods plc	67,979	3,182,223
British American Tobacco plc	362,370	21,228,492
Coca-Cola HBC AG CDI *	7,420	173,840
Diageo plc	483,106	14,508,796
Imperial Tobacco Group plc	184,875	8,003,965
SABMiller plc	185,581	10,105,179
Tate & Lyle plc	88,993	934,299
Unilever plc	246,561	10,653,036

		68,789,830

Health Care Equipment & Services 0.1%
Smith & Nephew plc	175,022	3,012,077

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	124,725	11,010,401

Insurance 1.2%
Admiral Group plc	35,329	866,857
Aviva plc	560,945	4,747,157
Direct Line Insurance Group plc	278,805	1,338,317
Friends Life Group Ltd.	263,584	1,474,030
Legal & General Group plc	1,141,944	4,505,045
Old Mutual plc	949,143	3,122,462
Prudential plc	493,213	11,335,935
RSA Insurance Group plc	188,214	1,457,572
Standard Life plc	461,963	2,910,951

		31,758,326

Materials 2.1%
Anglo American plc	268,875	7,220,896
Antofagasta plc	75,900	1,032,813
BHP Billiton plc	406,177	13,855,508
Croda International plc	25,002	886,850
Fresnillo plc	41,090	642,221
Glencore plc	2,041,224	12,334,354
Johnson Matthey plc	38,305	1,908,617
Randgold Resources Ltd.	17,271	1,487,151
Rexam plc	142,363	1,200,103
Rio Tinto plc	244,703	13,985,759

		54,554,272

Media 0.7%
British Sky Broadcasting Group plc	196,426	2,907,477
ITV plc	747,032	2,622,208

 13

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pearson plc	156,835	3,021,190
Reed Elsevier plc	220,026	3,537,084
WPP plc	261,876	5,213,047

		17,301,006

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
AstraZeneca plc	242,665	17,718,528
GlaxoSmithKline plc	934,988	22,532,025
Shire plc	113,091	9,308,332

		49,558,885

Real Estate 0.3%
Hammerson plc	133,692	1,351,881
Intu Properties plc	159,596	882,047
Land Securities Group plc	152,728	2,679,501
Segro plc	153,054	921,891
The British Land Co., plc	189,077	2,236,930

		8,072,250

Retailing 0.3%
ASOS plc *	9,568	402,229
Kingfisher plc	464,297	2,345,106
Marks & Spencer Group plc	320,903	2,322,856
Next plc	29,793	3,400,332
Sports Direct International plc *	50,056	562,446

		9,032,969

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	269,508	3,836,840

Software & Services 0.1%
The Sage Group plc	205,027	1,273,426

Telecommunication Services 1.1%
BT Group plc	1,522,266	9,966,114
Inmarsat plc	84,463	1,035,977
Vodafone Group plc	5,087,065	16,940,391

		27,942,482

Transportation 0.1%
easyJet plc	31,365	683,607
Royal Mail plc	128,631	903,041

		1,586,648

Utilities 0.9%
Centrica plc	990,732	5,162,168
National Grid plc	717,424	10,218,435
Severn Trent plc	44,786	1,461,049
SSE plc	188,910	4,639,434
United Utilities Group plc	134,752	2,019,732

		23,500,818

		554,799,619

Total Common Stock
(Cost $1,958,075,888)		2,557,526,169

Preferred Stock 0.6% of net assets

Germany 0.6%

Automobiles & Components 0.4%
Bayerische Motoren Werke AG	10,237	970,131
Porsche Automobil Holding SE	29,731	2,778,931
Volkswagen AG	31,498	7,315,052

		11,064,114

Household & Personal Products 0.2%
Henkel AG & Co. KGaA	33,241	3,696,405

Materials 0.0%
Fuchs Petrolub SE	12,610	506,065

Total Preferred Stock
(Cost $11,185,789)		15,266,584

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Santander S.A. *(b)(c)	2,228,030	459,510

Total Rights
(Cost $461,239)		459,510

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 1.6% of net assets

Time Deposits 1.5%
Brown Brothers Harriman
Danish Krone
0.00%, 08/01/14	364,273	65,420
Euro
0.00%, 08/01/14	12,026	16,104
Hong Kong Dollar
0.01%, 08/01/14	1,799,491	232,191
Japanese Yen
0.01%, 08/01/14	1,320,686	12,839
Singapore Dollar
0.01%, 08/01/14	1	1
DNB
US Dollar
0.03%, 08/01/14	11,859,249	11,859,249
Wells Fargo
Australian Dollar
1.53%, 08/01/14	408,292	379,426
Pound Sterling
0.08%, 08/01/14	142,874	241,214
US Dollar
0.03%, 08/01/14	26,072,234	26,072,234

		38,878,678

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 09/18/14 (d)(e)	810,000	809,990
0.02%, 09/18/14 (d)(e)	3,300,000	3,299,934

		4,109,924

Total Short-Term Investments
(Cost $42,988,602)		42,988,602

End of Investments.

14

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	4,137,658	4,137,658

Total Collateral Invested for Securities on Loan
(Cost $4,137,658)		4,137,658

End of collateral invested for securities on loan.

At 07/31/14, the tax basis cost of the fund’s investments was $2,021,234,947 and the unrealized appreciation and depreciation were $704,009,845 and ($109,003,927), respectively, with a net unrealized appreciation of $595,005,918.

At 07/31/14, the values of certain foreign securities held by the fund aggregating $2,531,310,283 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,752,073.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $459,510 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini Long, expires 09/19/14	435	41,655,600	(885,779)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

 15

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

16

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$712,682,150	$—	$712,682,150
Australia[1]	—	174,380,594	—	174,380,594
Food & Staples Retailing	410,393	17,105,830	—	17,516,223
Real Estate	5,855,757	9,779,301	—	15,635,058
Austria[1]	—	5,136,216	—	5,136,216
Real Estate	590,992	—	—	590,992
Telecommunication Services	363,533	—	—	363,533
Finland[1]	—	13,928,289	—	13,928,289
Capital Goods	824,835	3,961,093	—	4,785,928
Energy	465,225	—	—	465,225
Telecommunication Services	776,050	—	—	776,050
Utilities	2,241,969	—	—	2,241,969
France[1]	—	210,831,739	—	210,831,739
Food, Beverage & Tobacco	421,533	12,405,368	—	12,826,901
Media	3,501,310	3,185,149	—	6,686,459
Real Estate	1,234,917	6,572,625	—	7,807,542
Telecommunication Services	1,355,775	11,524,473	—	12,880,248
Germany[1]	—	181,327,102	—	181,327,102
Materials	1,136,519	31,124,898	—	32,261,417
Hong Kong[1]	—	67,952,072	—	67,952,072
Semiconductors & Semiconductor Equipment	563,164	—	—	563,164
Telecommunication Services	467,149	633,049	—	1,100,198
Utilities	2,696,506	6,300,011	—	8,996,517
Ireland[1]	—	5,185,164	—	5,185,164
Food, Beverage & Tobacco	2,311,862	—	—	2,311,862
Italy[1]	—	47,327,268	—	47,327,268
Banks	1,461,232	16,190,698	—	17,651,930
Netherlands[1]	—	61,567,864	—	61,567,864
Media	844,937	4,634,157	—	5,479,094
New Zealand[1]	—	2,700,380	—	2,700,380
Telecommunication Services	858,900	—	—	858,900
Norway[1]	—	8,020,809	—	8,020,809
Energy	877,518	9,169,531	—	10,047,049
Insurance	813,220	—	—	813,220
Materials	1,542,024	1,577,671	—	3,119,695
Singapore[1]	—	38,779,259	—	38,779,259
Food & Staples Retailing	296,994	—	—	296,994
Sweden[1]	—	76,330,366	—	76,330,366
Food, Beverage & Tobacco	1,334,207	—	—	1,334,207

 17

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Switzerland[1]	$—	$178,385,622	$—	$178,385,622
Food, Beverage & Tobacco	2,870,337	47,910,944	—	50,781,281
United Kingdom[1]	—	451,186,015	—	451,186,015
Insurance	1,457,572	30,300,754	—	31,758,326
Materials	886,850	53,667,422	—	54,554,272
Media	3,021,190	14,279,816	—	17,301,006
Preferred Stock[1]	—	15,266,584	—	15,266,584
Rights
Spain[1]	—	—	459,510	459,510
Short-Term Investments[1]	—	42,988,602	—	42,988,602

Total	$41,482,470	$2,574,298,885	$459,510	$2,616,240,865

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,137,658	$—	$—	$4,137,658

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($885,779)	$—	$—	($885,779)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Preferred Stock
United Kingdom	$41,914	$460	$349	$—	($42,723)	$—	$—	$—
Rights
Spain	389,200	—	(19,280)	461,243	(371,653)	—	—	459,510

Total	$431,114	$460	($18,931)	$461,243	($414,376)	$—	$—	$459,510

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $14,032,225 and $19,250,640 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46820JUL14

18

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

91.6%	Common Stock	150,875,894	165,583,308
7.3%	Other Investment Companies	13,196,685	13,154,296
0.0%	Rights	2,815	2,815
0.0%	Warrants	—	—
0.1%	Short-Term Investments	329,996	329,996

99.0%	Total Investments	164,405,390	179,070,415
1.0%	Other Assets and Liabilities, Net		1,726,632

100.0%	Net Assets		180,797,047

	Number	Value
Security	of Shares	($)

Common Stock 91.6% of net assets

Automobiles & Components 0.3%
American Axle & Manufacturing Holdings, Inc. *	803	14,767
Cooper Tire & Rubber Co.	817	23,603
Cooper-Standard Holding, Inc. *	71	4,402
Dana Holding Corp.	1,903	42,589
Dorman Products, Inc. *	200	8,676
Drew Industries, Inc.	170	7,650
Federal-Mogul Holdings Corp. *	125	1,993
Fuel Systems Solutions, Inc. *	223	2,342
Gentherm, Inc. *	320	13,392
Modine Manufacturing Co. *	723	9,956
Motorcar Parts of America, Inc. *	132	2,938
Standard Motor Products, Inc.	198	7,138
Stoneridge, Inc. *	155	1,700
Superior Industries International, Inc.	233	4,359
Tenneco, Inc. *	695	44,272
Tower International, Inc. *	122	3,843
Winnebago Industries, Inc. *	14,974	351,889

		545,509

Banks 6.4%
1st Source Corp.	167	4,741
1st United Bancorp, Inc.	253	2,113
American National Bankshares, Inc.	73	1,570
Ameris Bancorp	222	4,849
Ames National Corp.	74	1,657
Arrow Financial Corp.	68	1,727
Astoria Financial Corp.	570	7,342
Banc of California, Inc.	386	4,582
Banco Latinoamericano de Comercio Exterior, S.A., Class E	479	14,222
BancorpSouth, Inc.	1,139	23,771
Bank Mutual Corp.	891	5,373
Bank of Marin Bancorp	43	1,927
Bank of the Ozarks, Inc.	21,291	655,124
BankFinancial Corp.	420	4,292
Banner Corp.	324	13,038
BBCN Bancorp, Inc.	963	14,464
Berkshire Hills Bancorp, Inc.	188	4,544
BNC Bancorp	198	3,283
BofI Holding, Inc. *	5,986	446,496
Boston Private Financial Holdings, Inc.	946	11,806
Bridge Bancorp, Inc.	294	7,027
Bridge Capital Holdings *	106	2,261
Brookline Bancorp, Inc.	662	5,978
Bryn Mawr Bank Corp.	73	2,154
Camden National Corp.	47	1,665
Capital Bank Financial Corp., Class A *	90	2,050
Capital City Bank Group, Inc.	144	1,934
Capitol Federal Financial, Inc.	1,245	14,567
Cardinal Financial Corp.	319	5,634
Cascade Bancorp *	518	2,808
Cathay General Bancorp	913	23,364
Centerstate Banks, Inc.	196	2,042
Century Bancorp, Inc., Class A	48	1,681
Charter Financial Corp.	168	1,840
Chemical Financial Corp.	186	5,134
Citizens & Northern Corp.	277	5,260
City Holding Co.	117	4,873
Clifton Bancorp, Inc.	136	1,681
CNB Financial Corp.	102	1,686
CoBiz Financial, Inc.	304	3,441
Columbia Banking System, Inc.	609	15,523
Community Bank System, Inc.	526	18,531
Community Trust Bancorp, Inc.	185	6,473
ConnectOne Bancorp, Inc.	278	5,282
Customers Bancorp, Inc. *	245	4,645
CVB Financial Corp.	989	15,122
Dime Community Bancshares, Inc.	304	4,597
Eagle Bancorp, Inc. *	294	9,793
Enterprise Bancorp, Inc.	99	1,941
Enterprise Financial Services Corp.	341	5,950
ESB Financial Corp.	136	1,690
Essent Group Ltd. *	369	6,720
EverBank Financial Corp.	771	14,649
F.N.B. Corp.	1,926	23,690
Federal Agricultural Mortgage Corp., Class C	120	3,498
Financial Institutions, Inc.	161	3,574
First BanCorp *	1,156	5,942
First Bancorp	173	2,782
First Bancorp, Inc.	103	1,690
First Busey Corp.	72,009	399,650
First Citizens BancShares, Inc., Class A	56	12,452

 1

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Commonwealth Financial Corp.	784	6,711
First Community Bancshares, Inc.	299	4,398
First Connecticut Bancorp, Inc.	350	5,208
First Defiance Financial Corp.	73	1,972
First Financial Bancorp	612	10,000
First Financial Bankshares, Inc.	766	22,505
First Financial Corp.	124	3,802
First Merchants Corp.	290	5,780
First Midwest Bancorp, Inc.	66,312	1,074,254
First NBC Bank Holding Co. *	118	3,751
First Niagara Financial Group, Inc.	66,100	568,460
FirstMerit Corp.	25,073	441,285
Flagstar Bancorp, Inc. *	177	3,239
Flushing Financial Corp.	33,722	626,555
Fox Chase Bancorp, Inc.	185	3,112
Franklin Financial Corp. *	185	3,680
German American Bancorp, Inc.	77	1,990
Glacier Bancorp, Inc.	19,744	522,821
Great Southern Bancorp, Inc.	188	5,862
Guaranty Bancorp	155	2,015
Hancock Holding Co.	22,960	744,822
Hanmi Financial Corp.	351	7,413
Heartland Financial USA, Inc.	62	1,477
Heritage Commerce Corp.	248	1,984
Heritage Financial Corp.	496	7,891
Heritage Oaks Bancorp *	282	2,013
Home BancShares, Inc.	5,614	168,757
Home Loan Servicing Solutions Ltd.	1,023	21,892
HomeTrust Bancshares, Inc. *	218	3,316
Horizon Bancorp	84	1,791
Hudson Valley Holding Corp.	100	1,739
Iberiabank Corp.	312	20,470
Independent Bank Corp., Massachusetts	171	6,243
Independent Bank Corp., Michigan	256	3,389
Independent Bank Group, Inc.	88	4,225
International Bancshares Corp.	50,957	1,291,760
Investors Bancorp, Inc.	3,414	35,335
Kearny Financial Corp. *	167	2,517
Ladder Capital Corp., Class A *	124	2,182
Lakeland Bancorp, Inc.	280	2,811
Lakeland Financial Corp.	158	5,750
MainSource Financial Group, Inc.	122	1,992
MB Financial, Inc.	28,713	773,528
Mercantile Bank Corp.	158	3,021
Merchants Bancshares, Inc.	58	1,685
Meridian Bancorp, Inc. *	225	2,446
Meta Financial Group, Inc.	84	3,091
Metro Bancorp, Inc. *	247	5,669
MGIC Investment Corp. *	3,588	26,515
MidSouth Bancorp, Inc.	214	4,173
MidWestOne Financial Group, Inc.	70	1,645
NASB Financial, Inc.	66	1,485
National Bank Holdings Corp., Class A	284	5,626
National Bankshares, Inc.	94	2,738
National Penn Bancshares, Inc.	1,336	13,761
NBT Bancorp, Inc.	552	12,900
NewBridge Bancorp *	271	2,030
NMI Holdings, Inc., Class A *	429	4,286
Northfield Bancorp, Inc.	345	4,402
Northrim BanCorp, Inc.	74	1,813
Northwest Bancshares, Inc.	76,698	951,055
OceanFirst Financial Corp.	300	4,773
OFG Bancorp	316	5,043
Old National Bancorp	1,439	19,254
OmniAmerican Bancorp, Inc.	193	4,769
Oritani Financial Corp.	482	7,134
Pacific Continental Corp.	150	2,016
Palmetto Bancshares, Inc.	123	1,624
Park National Corp.	92	6,931
Park Sterling Corp.	898	6,160
Peapack-Gladstone Financial Corp.	128	2,368
Penns Woods Bancorp, Inc.	41	1,759
PennyMac Financial Services, Inc., Class A *	80	1,210
Peoples Bancorp, Inc.	147	3,430
Peoples Financial Services Corp.	59	2,760
Pinnacle Financial Partners, Inc.	421	15,577
Preferred Bank *	104	2,308
PrivateBancorp, Inc.	713	20,534
Prosperity Bancshares, Inc.	819	47,608
Provident Financial Services, Inc.	615	10,277
Radian Group, Inc.	2,260	28,612
Renasant Corp.	277	7,867
Republic Bancorp, Inc., Class A	75	1,745
Republic First Bancorp, Inc. *	386	1,698
S&T Bancorp, Inc.	199	4,842
Sandy Spring Bancorp, Inc.	230	5,384
Sierra Bancorp	117	1,849
Simmons First National Corp., Class A	206	8,164
South State Corp.	184	10,692
Southside Bancshares, Inc.	232	6,800
Southwest Bancorp, Inc.	261	4,025
State Bank Financial Corp.	630	10,401
Sterling Bancorp	634	7,545
Stock Yards Bancorp, Inc.	68	1,990
Suffolk Bancorp *	99	2,005
Sun Bancorp, Inc. *	541	2,034
Susquehanna Bancshares, Inc.	2,136	21,745
Taylor Capital Group, Inc. *	181	3,859
Territorial Bancorp, Inc.	73	1,467
Texas Capital Bancshares, Inc. *	529	27,534
The Bancorp, Inc. *	650	6,175
The Bank of Kentucky Financial Corp.	63	2,177
The First of Long Island Corp.	51	1,794
Tompkins Financial Corp.	76	3,380
Towne Bank	116	1,714
Tree.com, Inc. *	70	1,786
Trico Bancshares	237	5,302
TriState Capital Holdings, Inc. *	128	1,253
TrustCo Bank Corp.	1,765	11,631
Trustmark Corp.	679	15,637
UMB Financial Corp.	369	20,896
Umpqua Holdings Corp.	1,973	33,383
Union Bankshares Corp.	492	11,749
United Bankshares, Inc.	674	21,622
United Community Banks, Inc.	452	7,481
United Community Financial Corp.	598	2,571
United Financial Bancorp, Inc.	505	6,403
Univest Corp. of Pennsylvania	90	1,703
Valley National Bancorp	1,517	14,533
ViewPoint Financial Group, Inc.	554	13,928
Walker & Dunlop, Inc. *	136	1,856

2

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Washington Federal, Inc.	826	17,313
Washington Trust Bancorp, Inc.	60	2,064
Waterstone Financial, Inc.	425	4,688
Webster Financial Corp.	47,478	1,361,194
WesBanco, Inc.	200	5,976
West Bancorp, Inc.	141	2,053
Westamerica Bancorp	6,367	304,470
Western Alliance Bancorp *	957	21,915
Wilshire Bancorp, Inc.	1,173	11,050
Wintrust Financial Corp.	409	18,949
WSFS Financial Corp.	108	7,732
Yadkin Financial Corp. *	276	5,123

		11,642,527

Capital Goods 8.0%
AAON, Inc.	477	9,359
AAR Corp.	367	9,872
Accuride Corp. *	750	3,750
Aceto Corp.	475	7,961
Actuant Corp., Class A	18,280	590,078
Aegion Corp. *	602	13,792
Aerovironment, Inc. *	310	9,762
Aircastle Ltd.	931	16,711
Alamo Group, Inc.	42	1,996
Albany International Corp., Class A	37,339	1,338,230
Altra Industrial Motion Corp.	222	6,960
Ameresco, Inc., Class A *	500	3,760
American Railcar Industries, Inc.	62	4,242
American Science & Engineering, Inc.	132	8,290
American Woodmark Corp. *	70	2,058
Apogee Enterprises, Inc.	320	10,384
Applied Industrial Technologies, Inc.	6,117	296,430
Argan, Inc.	281	9,526
Astec Industries, Inc.	123	4,781
Astronics Corp. *	236	13,688
AZZ, Inc.	190	8,292
Barnes Group, Inc.	32,312	1,106,686
Beacon Roofing Supply, Inc. *	500	13,820
Blount International, Inc. *	317	4,140
Briggs & Stratton Corp.	380	6,965
Builders FirstSource, Inc. *	427	2,536
CAI International, Inc. *	97	1,852
Capstone Turbine Corp. *	4,521	6,284
Chart Industries, Inc. *	355	26,998
CIRCOR International, Inc.	136	9,774
CLARCOR, Inc.	459	27,223
Columbus McKinnon Corp.	79	1,837
Comfort Systems USA, Inc.	363	5,409
Commercial Vehicle Group, Inc. *	186	1,704
Cubic Corp.	26,330	1,154,834
Curtiss-Wright Corp.	560	35,566
DigitalGlobe, Inc. *	893	23,352
Douglas Dynamics, Inc.	430	7,181
DXP Enterprises, Inc. *	129	9,163
Dycom Industries, Inc. *	360	10,123
Dynamic Materials Corp.	194	3,973
EMCOR Group, Inc.	760	31,107
Encore Wire Corp.	156	6,543
EnerSys	560	35,521
Engility Holdings, Inc. *	249	8,605
Enphase Energy, Inc. *	247	2,544
EnPro Industries, Inc. *	253	17,310
ESCO Technologies, Inc.	26,104	875,789
Esterline Technologies Corp. *	346	37,558
Federal Signal Corp.	998	14,431
Franklin Electric Co., Inc.	10,005	366,683
FreightCar America, Inc.	71	1,532
FuelCell Energy, Inc. *	3,306	8,199
Furmanite Corp. *	517	4,731
GATX Corp.	23,100	1,432,200
GenCorp, Inc. *	786	13,951
Generac Holdings, Inc. *	730	31,682
General Cable Corp.	378	8,403
Gibraltar Industries, Inc. *	269	3,952
Global Power Equipment Group, Inc.	165	2,718
GrafTech International Ltd. *	881	7,400
Graham Corp.	175	5,278
Granite Construction, Inc.	406	13,215
Great Lakes Dredge & Dock Corp. *	907	6,549
Griffon Corp.	404	4,351
H&E Equipment Services, Inc. *	411	14,870
Harsco Corp.	634	16,021
HEICO Corp.	735	36,133
Hexcel Corp. *	23,600	879,100
Hillenbrand, Inc.	654	19,653
Houston Wire & Cable Co.	288	3,459
Hurco Cos., Inc.	62	1,991
Hyster-Yale Materials Handling, Inc.	88	7,049
John Bean Technologies Corp.	331	8,623
Kadant, Inc.	176	6,713
Kaman Corp.	176	7,042
Kratos Defense & Security Solutions, Inc. *	818	5,971
L.B. Foster Co., Class A	39	1,819
Layne Christensen Co. *	350	3,797
Lennox International, Inc.	5,190	442,811
Lindsay Corp.	135	10,928
LSI Industries, Inc.	220	1,571
Luxfer Holdings plc ADR	25,400	482,854
Lydall, Inc. *	323	8,149
Masonite International Corp. *	232	11,370
MasTec, Inc. *	637	17,320
Meritor, Inc. *	825	10,370
Miller Industries, Inc.	263	5,047
Moog, Inc., Class A *	513	33,868
Mueller Industries, Inc.	58,492	1,627,832
Mueller Water Products, Inc., Class A	1,519	11,772
MYR Group, Inc. *	305	7,567
National Presto Industries, Inc.	23	1,474
NCI Building Systems, Inc. *	471	7,894
NN, Inc.	119	3,451
Nortek, Inc. *	45	3,590
Northwest Pipe Co. *	60	2,151
Omega Flex, Inc.	119	2,016
Orbital Sciences Corp. *	602	15,453
Patrick Industries, Inc. *	67	2,791
PGT, Inc. *	411	3,806
Pike Corp. *	141	1,136
Plug Power, Inc. *	1,567	8,493
Ply Gem Holdings, Inc. *	176	1,466
Polypore International, Inc. *	8,369	360,704
Powell Industries, Inc.	43	2,512
Power Solutions International, Inc. *	26	1,588

 3

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Preformed Line Products Co.	25	1,355
Primoris Services Corp.	515	12,298
Proto Labs, Inc. *	6,356	514,836
Quanex Building Products Corp.	687	11,741
Raven Industries, Inc.	296	8,250
RBC Bearings, Inc.	163	9,043
Rexnord Corp. *	769	20,694
Rush Enterprises, Inc., Class A *	275	9,688
Simpson Manufacturing Co., Inc.	6,260	190,367
Sparton Corp. *	100	2,764
Standex International Corp.	110	7,254
Sterling Construction Co., Inc. *	183	1,623
Stock Building Supply Holdings, Inc. *	91	1,343
Sun Hydraulics Corp.	156	5,691
TAL International Group, Inc. *	294	12,995
Taser International, Inc. *	678	8,177
Teledyne Technologies, Inc. *	379	34,565
Tennant Co.	211	15,392
Textainer Group Holdings Ltd.	148	5,412
The ExOne Co. *	84	2,748
The Gorman-Rupp Co.	178	5,158
The Greenbrier Cos., Inc.	274	17,659
The KEYW Holding Corp. *	316	4,140
Thermon Group Holdings, Inc. *	245	5,973
Titan International, Inc.	760	11,339
Titan Machinery, Inc. *	100	1,466
Trex Co., Inc. *	348	9,796
TriMas Corp. *	16,099	510,016
Tutor Perini Corp. *	459	12,499
Twin Disc, Inc.	175	5,047
Universal Forest Products, Inc.	133	5,823
Vicor Corp. *	299	2,356
Wabash National Corp. *	34,491	469,423
Watsco, Inc.	6,644	595,103
Watts Water Technologies, Inc., Class A	325	18,999
Woodward, Inc.	729	36,421
Xerium Technologies, Inc. *	350	4,550

		14,463,823

Commercial & Professional Supplies 6.4%
ABM Industries, Inc.	513	12,625
Acacia Research Corp.	125,243	2,136,646
ACCO Brands Corp. *	117,782	779,717
ARC Document Solutions, Inc. *	292	1,591
Barrett Business Services, Inc.	134	7,649
Brady Corp., Class A	485	12,683
Casella Waste Systems, Inc., Class A *	875	4,130
CBIZ, Inc. *	487	3,974
CDI Corp.	118	1,637
Ceco Environmental Corp.	237	3,218
Civeo Corp. *	754	19,152
CRA International, Inc. *	91	2,173
Deluxe Corp.	586	32,236
Ennis, Inc.	287	4,070
Exponent, Inc.	89	6,326
FTI Consulting, Inc. *	17,919	662,286
G&K Services, Inc., Class A	26,343	1,266,835
GP Strategies Corp. *	298	8,109
Healthcare Services Group, Inc.	719	18,795
Heidrick & Struggles International, Inc.	102	1,904
Heritage-Crystal Clean, Inc. *	114	1,933
Herman Miller, Inc.	593	17,339
HNI Corp.	475	16,786
Huron Consulting Group, Inc. *	307	18,555
ICF International, Inc. *	332	11,477
InnerWorkings, Inc. *	698	5,689
Insperity, Inc.	333	10,626
Interface, Inc.	681	10,794
Kelly Services, Inc., Class A	381	6,073
Kforce, Inc.	489	9,726
Kimball International, Inc., Class B	165	2,602
Knoll, Inc.	699	11,750
Korn/Ferry International *	566	16,652
McGrath RentCorp	152	5,252
Mistras Group, Inc. *	196	4,140
MiX Telematics Ltd. ADR *	95,730	961,129
Mobile Mini, Inc.	380	14,349
MSA Safety, Inc.	375	19,417
Multi-Color Corp.	58	2,283
Navigant Consulting, Inc. *	787	12,844
NL Industries, Inc.	152	1,322
On Assignment, Inc. *	23,981	647,727
Pendrell Corp. *	1,575	2,315
Quad Graphics, Inc.	332	7,012
Resources Connection, Inc.	434	6,553
RPX Corp. *	278	4,337
SP Plus Corp. *	46,580	912,968
Steelcase, Inc., Class A	34,843	526,129
Team, Inc. *	331	13,111
Tetra Tech, Inc.	816	19,812
The Advisory Board Co. *	20,855	1,045,670
The Brink’s Co.	692	18,573
The Corporate Executive Board Co.	5,456	338,654
TrueBlue, Inc. *	16,738	451,759
UniFirst Corp.	132	12,832
United Stationers, Inc.	35,722	1,378,155
US Ecology, Inc.	159	7,196
Viad Corp.	380	8,064
VSE Corp.	41	2,442
WageWorks, Inc. *	309	12,898
West Corp.	213	5,489

		11,568,190

Consumer Durables & Apparel 4.4%
Arctic Cat, Inc.	229	8,152
Beazer Homes USA, Inc. *	196	3,009
Black Diamond, Inc. *	183	1,607
Brunswick Corp.	1,055	42,548
Callaway Golf Co.	1,416	10,762
Cavco Industries, Inc. *	63	4,498
Columbia Sportswear Co.	204	15,251
Crocs, Inc. *	945	14,997
CSS Industries, Inc.	196	4,839
Culp, Inc.	98	1,776
Ethan Allen Interiors, Inc.	459	10,520
Flexsteel Industries, Inc.	70	2,118
G-III Apparel Group Ltd. *	152	11,806
Helen of Troy Ltd. *	30,843	1,654,110
Hovnanian Enterprises, Inc., Class A *	808	3,232

4

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Iconix Brand Group, Inc. *	366	15,456
iRobot Corp. *	262	8,481
JAKKS Pacific, Inc. *	490	3,058
Johnson Outdoors, Inc., Class A	67	1,545
KB Home	1,186	19,332
La-Z-Boy, Inc.	492	10,352
LeapFrog Enterprises, Inc. *	1,107	7,992
Libbey, Inc. *	39,303	1,023,450
Lifetime Brands, Inc.	127	2,159
M.D.C. Holdings, Inc.	372	10,033
M/I Homes, Inc. *	42,848	881,812
Marine Products Corp.	229	1,944
Meritage Homes Corp. *	482	18,461
Movado Group, Inc.	234	9,578
NACCO Industries, Inc., Class A	44	2,098
Nautilus, Inc. *	206	2,052
Oxford Industries, Inc.	210	12,510
Perry Ellis International, Inc. *	300	5,520
Quiksilver, Inc. *	989	2,957
R. G. Barry Corp.	108	2,040
Sequential Brands Group, Inc. *	175	2,105
Skechers U.S.A., Inc., Class A *	433	22,590
Skullcandy, Inc. *	650	4,394
Smith & Wesson Holding Corp. *	826	10,201
Standard Pacific Corp. *	1,287	9,704
Steven Madden Ltd. *	5,324	169,569
Sturm, Ruger & Co., Inc.	143	7,144
The Ryland Group, Inc.	543	17,430
TRI Pointe Homes, Inc. *	125,769	1,699,139
Tumi Holdings, Inc. *	290	6,113
UCP, Inc., Class A *	22,970	286,436
Unifi, Inc. *	65	1,862
Universal Electronics, Inc. *	111	5,287
Vera Bradley, Inc. *	351	6,960
Vince Holding Corp. *	15,180	512,932
William Lyon Homes, Class A *	54,355	1,338,220
Wolverine World Wide, Inc.	1,060	25,716

		7,955,857

Consumer Services 2.9%
American Public Education, Inc. *	186	6,640
Ascent Capital Group, Inc., Class A *	118	7,314
Bally Technologies, Inc. *	1,919	115,466
Belmond Ltd., Class A *	1,121	13,900
Biglari Holdings, Inc. *	13	5,525
BJ’s Restaurants, Inc. *	371	12,714
Bloomin’ Brands, Inc. *	558	10,931
Bob Evans Farms, Inc.	356	16,914
Boyd Gaming Corp. *	838	9,218
Bravo Brio Restaurant Group, Inc. *	350	5,215
Bridgepoint Education, Inc. *	135	1,621
Bright Horizons Family Solutions, Inc. *	205	8,522
Buffalo Wild Wings, Inc. *	215	31,244
Caesars Acquisition Co., Class A *	318	3,657
Caesars Entertainment Corp. *	511	8,176
Capella Education Co.	123	7,867
Career Education Corp. *	498	2,545
Chegg, Inc. *	701	4,507
Churchill Downs, Inc.	120	10,380
Chuy’s Holdings, Inc. *	95	2,722
ClubCorp Holdings, Inc.	137	2,317
Cracker Barrel Old Country Store, Inc.	211	20,459
Del Frisco’s Restaurant Group, Inc. *	78	1,663
Denny’s Corp. *	1,027	7,035
Diamond Resorts International, Inc. *	253	6,315
DineEquity, Inc.	126	10,212
Education Management Corp. *	158	204
Einstein Noah Restaurant Group, Inc.	121	1,831
Fiesta Restaurant Group, Inc. *	203	9,212
Grand Canyon Education, Inc. *	11,067	475,881
Houghton Mifflin Harcourt Co. *	952	16,669
Ignite Restaurant Group, Inc. *	89	1,144
International Speedway Corp., Class A	319	9,672
Interval Leisure Group, Inc.	313	6,629
Isle of Capri Casinos, Inc. *	233	1,843
ITT Educational Services, Inc. *	274	3,899
Jack in the Box, Inc.	473	27,051
Jamba, Inc. *	114	1,359
K12, Inc. *	436	10,163
Krispy Kreme Doughnuts, Inc. *	50,776	777,381
La Quinta Holdings, Inc. *	310	5,825
Liberty Tax, Inc. *	105	3,687
Life Time Fitness, Inc. *	423	16,645
LifeLock, Inc. *	57,012	791,327
Marriott Vacations Worldwide Corp. *	253	14,560
Matthews International Corp., Class A	27,728	1,205,904
Morgans Hotel Group Co. *	666	4,962
Multimedia Games Holding Co., Inc. *	310	7,477
Nathan’s Famous, Inc. *	33	1,640
Papa John’s International, Inc.	432	18,010
Penn National Gaming, Inc. *	609	6,382
Pinnacle Entertainment, Inc. *	897	19,555
Popeyes Louisiana Kitchen, Inc. *	295	11,888
Red Robin Gourmet Burgers, Inc. *	7,270	467,897
Regis Corp.	569	7,926
Ruby Tuesday, Inc. *	766	4,604
Ruth’s Hospitality Group, Inc.	600	6,810
Scientific Games Corp., Class A *	564	4,817
Sonic Corp. *	749	15,467
Sotheby’s	755	29,936
Speedway Motorsports, Inc.	96	1,674
Steiner Leisure Ltd. *	92	3,672
Strayer Education, Inc. *	5,951	308,381
Texas Roadhouse, Inc.	19,230	478,442
The Cheesecake Factory, Inc.	628	26,929
The Marcus Corp.	350	6,184
Universal Technical Institute, Inc.	400	4,788
Vail Resorts, Inc.	346	26,123
Weight Watchers International, Inc.	200	4,338

		5,181,867

Diversified Financials 3.8%
Arlington Asset Investment Corp., Class A	280	7,302
BGC Partners, Inc., Class A	1,391	10,892
Calamos Asset Management, Inc., Class A	525	6,226
Cash America International, Inc.	385	17,090
Cohen & Steers, Inc.	135	5,604
CorEnergy Infrastructure Trust, Inc.	233	1,857

 5

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cowen Group, Inc., Class A *	568	2,272
Credit Acceptance Corp. *	80	9,098
Diamond Hill Investment Group, Inc.	21	2,683
Encore Capital Group, Inc. *	184	7,816
Evercore Partners, Inc., Class A	406	22,151
Ezcorp, Inc., Class A *	574	5,619
FBR & Co. *	184	5,145
Financial Engines, Inc.	590	22,980
First Cash Financial Services, Inc. *	8,913	502,782
FXCM, Inc., Class A	54,838	746,894
Gain Capital Holdings, Inc.	137,760	876,154
GAMCO Investors, Inc., Class A	30	2,299
GFI Group, Inc.	943	4,272
Green Dot Corp., Class A *	498	8,959
Greenhill & Co., Inc.	8,969	410,511
HFF, Inc., Class A	301	10,222
ICG Group, Inc. *	42,288	715,513
INTL FCStone, Inc. *	177	3,469
Investment Technology Group, Inc. *	253	4,627
Janus Capital Group, Inc.	1,351	15,388
KCG Holdings, Inc., Class A *	700	7,994
Ladenburg Thalmann Financial Services, Inc. *	1,958	6,129
Manning & Napier, Inc.	300	5,145
MarketAxess Holdings, Inc.	468	26,316
Marlin Business Services Corp.	80	1,472
Moelis & Co. *	51	1,737
Nelnet, Inc., Class A	172	7,092
NewStar Financial, Inc. *	255	2,889
Nicholas Financial, Inc.	110	1,432
PHH Corp. *	497	11,605
PICO Holdings, Inc. *	79,759	1,766,662
Piper Jaffray Cos. *	273	14,087
Portfolio Recovery Associates, Inc. *	585	34,492
Pzena Investment Management, Inc., Class A	326	3,394
Regional Management Corp. *	66	1,073
Resource America, Inc., Class A	210	1,978
Safeguard Scientifics, Inc. *	390	7,741
Solar Capital Ltd.	30,630	603,411
Springleaf Holdings, Inc. *	210	5,498
Stifel Financial Corp. *	10,800	494,532
Virtus Investment Partners, Inc.	53	10,868
Walter Investment Management Corp. *	369	10,177
WisdomTree Investments, Inc. *	1,219	12,507
World Acceptance Corp. *	3,705	300,401

		6,766,457

Energy 7.2%
Abraxas Petroleum Corp. *	646	3,295
Adams Resources & Energy, Inc.	80	5,227
Advantage Oil & Gas Ltd. *	48,100	256,854
Alon USA Energy, Inc.	425	5,461
Alpha Natural Resources, Inc. *	2,093	7,095
American Eagle Energy Corp. *	8,388	53,935
Amyris, Inc. *	611	2,297
Apco Oil & Gas International, Inc. *	55	760
Approach Resources, Inc. *	144,153	3,032,979
Arch Coal, Inc.	2,625	7,796
Basic Energy Services, Inc. *	450	10,795
Bellatrix Exploration Ltd. *	411,580	3,049,808
Bill Barrett Corp. *	503	12,077
Bonanza Creek Energy, Inc. *	279	15,641
BPZ Resources, Inc. *	1,313	3,440
Bristow Group, Inc.	422	30,118
C&J Energy Services, Inc. *	525	15,729
Callon Petroleum Co. *	610	6,027
CARBO Ceramics, Inc.	192	23,912
Carrizo Oil & Gas, Inc. *	9,059	556,313
CHC Group Ltd. *	312	2,246
Clayton Williams Energy, Inc. *	52	5,533
Clean Energy Fuels Corp. *	957	9,532
Cloud Peak Energy, Inc. *	818	12,663
Comstock Resources, Inc.	612	14,480
Contango Oil & Gas Co. *	98	3,943
Delek US Holdings, Inc.	511	14,931
DHT Holdings, Inc.	570	3,773
Diamondback Energy, Inc. *	15,061	1,238,466
Dorian LPG Ltd. *	14,600	293,022
Emerald Oil, Inc. *	501	3,677
Energy XXI (Bermuda) Ltd.	1,132	22,595
Era Group, Inc. *	26,593	712,692
Evolution Petroleum Corp.	368	3,904
EXCO Resources, Inc.	1,244	5,735
Exterran Holdings, Inc.	688	29,068
Forest Oil Corp. *	1,042	2,126
Forum Energy Technologies, Inc. *	686	22,837
Frontline Ltd. *	849	2,046
FX Energy, Inc. *	1,211	3,742
GasLog Ltd.	376	9,588
Gastar Exploration, Inc. *	637	4,217
Geospace Technologies Corp. *	2,353	94,685
Goodrich Petroleum Corp. *	399	7,685
Green Plains, Inc.	321	12,034
Gulf Island Fabrication, Inc.	137	2,672
Gulfmark Offshore, Inc., Class A	323	12,361
Halcon Resources Corp. *	2,678	15,934
Hallador Energy Co.	205	2,874
Harvest Natural Resources, Inc. *	360	1,555
Helix Energy Solutions Group, Inc. *	1,159	29,473
Hercules Offshore, Inc. *	1,421	5,016
Hornbeck Offshore Services, Inc. *	437	19,097
ION Geophysical Corp. *	1,487	5,576
Isramco, Inc. *	19	2,384
Key Energy Services, Inc. *	1,526	9,370
Kodiak Oil & Gas Corp. *	3,097	48,127
Magnum Hunter Resources Corp. *	2,000	12,860
Matador Resources Co. *	666	18,009
Matrix Service Co. *	288	7,733
McDermott International, Inc. *	2,022	14,761
Midstates Petroleum Co., Inc. *	288	1,837
Miller Energy Resources, Inc. *	401	1,961
Mitcham Industries, Inc. *	316	4,099
Natural Gas Services Group, Inc. *	230	7,176
Navios Maritime Acq Corp.	707	2,262
Newpark Resources, Inc. *	1,132	13,844
Nordic American Offshore Ltd. *(e)	7	128
Nordic American Tankers Ltd.	851	7,327
North Atlantic Drilling Ltd.	402	3,919
Northern Oil & Gas, Inc. *	674	10,845
Nuverra Environmental Solutions, Inc. *	117	2,179

6

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pacific Ethanol, Inc. *	171	3,051
Panhandle Oil & Gas, Inc., Class A	56	3,608
Parker Drilling Co. *	1,022	6,316
Parsley Energy, Inc., Class A *	371	8,373
PDC Energy, Inc. *	405	21,975
Penn Virginia Corp. *	604	7,864
PetroQuest Energy, Inc. *	764	4,897
PHI, Inc. - Non Voting Shares *	154	6,075
Pioneer Energy Services Corp. *	762	11,209
Quicksilver Resources, Inc. *	828	1,557
Renewable Energy Group, Inc. *	128	1,434
Resolute Energy Corp. *	676	5,165
REX American Resources Corp. *	47	3,964
Rex Energy Corp. *	550	7,584
RigNet, Inc. *	67	3,727
Ring Energy, Inc. *	107	1,851
Rosetta Resources, Inc. *	594	30,336
RSP Permian, Inc. *	175	5,171
Sanchez Energy Corp. *	415	13,164
Scorpio Tankers, Inc.	140,880	1,322,863
SEACOR Holdings, Inc. *	14,932	1,134,235
SemGroup Corp., Class A	502	38,694
Ship Finance International Ltd.	846	15,397
Solazyme, Inc. *	781	7,560
Stone Energy Corp. *	560	21,308
Swift Energy Co. *	615	6,796
Synergy Resources Corp. *	526	5,534
Teekay Tankers Ltd., Class A	1,281	5,098
Tesco Corp.	532	10,385
TETRA Technologies, Inc. *	1,052	11,583
TransAtlantic Petroleum Ltd. *	161	1,681
Triangle Petroleum Corp. *	903	9,752
Unit Corp. *	5,901	373,828
VAALCO Energy, Inc. *	727	5,016
Vantage Drilling Co. *	927	1,733
W&T Offshore, Inc.	463	6,209
Warren Resources, Inc. *	1,494	8,800
Western Refining, Inc.	553	22,651
Westmoreland Coal Co. *	151	6,507
Willbros Group, Inc. *	458	5,308

		13,066,417

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	14,930	987,918
Ingles Markets, Inc., Class A	68	1,667
Liberator Medical Holdings, Inc.	440	1,369
Natural Grocers by Vitamin Cottage, Inc. *	79	1,792
PriceSmart, Inc.	184	15,143
Roundy’s, Inc.	331	1,599
SpartanNash, Co.	442	9,264
SUPERVALU, Inc. *	1,788	16,396
Susser Holdings Corp. *	215	17,237
The Andersons, Inc.	307	16,584
The Chefs’ Warehouse, Inc. *	99	1,740
The Fresh Market, Inc. *	338	10,116
The Pantry, Inc. *	475	8,507
United Natural Foods, Inc. *	10,231	599,741
Village Super Market, Inc., Class A	150	3,528
Weis Markets, Inc.	99	4,223

		1,696,824

Food, Beverage & Tobacco 1.5%
22nd Century Group, Inc. *	497	1,188
Alico, Inc.	40	1,476
Annie’s, Inc. *	138	4,027
B&G Foods, Inc.	660	18,526
Boulder Brands, Inc. *	689	7,820
Cal-Maine Foods, Inc.	152	10,822
Calavo Growers, Inc.	64	2,207
Chiquita Brands International, Inc. *	516	4,948
Coca-Cola Bottling Co. Consolidated	28	1,955
Craft Brew Alliance, Inc. *	211	2,367
Darling Ingredients, Inc. *	1,786	33,434
Dean Foods Co.	784	12,011
Diamond Foods, Inc. *	8,776	235,723
Farmer Bros. Co. *	120	2,456
Fresh Del Monte Produce, Inc.	372	11,138
Inventure Foods, Inc. *	208	2,506
J&J Snack Foods Corp.	97	8,739
John B. Sanfilippo & Son, Inc.	86	2,275
Lancaster Colony Corp.	202	17,645
Lifeway Foods, Inc. *	98	1,224
Limoneira Co.	88	1,940
National Beverage Corp. *	228	3,908
Omega Protein Corp. *	133	1,865
Post Holdings, Inc. *	13,787	619,312
Sanderson Farms, Inc.	3,630	330,657
Seaboard Corp. *	2	5,704
Seneca Foods Corp., Class A *	55	1,574
Snyder’s-Lance, Inc.	528	13,100
The Boston Beer Co., Inc., Class A *	102	22,481
The Hain Celestial Group, Inc. *	6,170	527,535
Tootsie Roll Industries, Inc.	12,768	336,182
TreeHouse Foods, Inc. *	5,689	418,142
Universal Corp.	260	13,502
Vector Group Ltd.	587	12,051

		2,690,440

Health Care Equipment & Services 8.5%
Abaxis, Inc.	283	13,417
ABIOMED, Inc. *	21,847	559,283
Acadia Healthcare Co., Inc. *	20,585	981,081
Accuray, Inc. *	991	7,799
Air Methods Corp. *	408	20,502
Alliance HealthCare Services, Inc. *	105	2,998
Allscripts Healthcare Solutions, Inc. *	49,300	784,856
Almost Family, Inc. *	220	5,157
Amedisys, Inc. *	483	9,747
AMN Healthcare Services, Inc. *	256	3,354
Amsurg Corp. *	16,166	772,088
Analogic Corp.	5,877	422,615
AngioDynamics, Inc. *	540	7,884
Anika Therapeutics, Inc. *	101	4,248
Antares Pharma, Inc. *	750	1,530
AtriCure, Inc. *	446	7,346
Atrion Corp.	18	5,058
Bio-Reference Laboratories, Inc. *	408	12,807
BioScrip, Inc. *	891	6,674
Cantel Medical Corp.	294	9,858
Capital Senior Living Corp. *	175	4,312
Cardiovascular Systems, Inc. *	244	6,588

 7

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Castlight Health, Inc., Class B *	117	1,569
Centene Corp. *	9,840	709,366
Cerus Corp. *	389	1,369
Chemed Corp.	213	21,694
Chindex International, Inc. *	105	2,458
Computer Programs & Systems, Inc.	180	11,848
CONMED Corp.	284	11,076
CorVel Corp. *	8,158	328,604
Cross Country Healthcare, Inc. *	331	2,380
CryoLife, Inc.	266	2,620
Cyberonics, Inc. *	319	18,971
Cynosure, Inc., Class A *	56	1,273
Derma Sciences, Inc. *	127	1,229
DexCom, Inc. *	35,584	1,340,805
Endologix, Inc. *	36,926	522,503
Exactech, Inc. *	178	4,048
ExamWorks Group, Inc. *	430	15,175
Five Star Quality Care, Inc. *	326	1,490
GenMark Diagnostics, Inc. *	323	3,456
Gentiva Health Services, Inc. *	432	7,819
Globus Medical, Inc., Class A *	26,521	591,418
Greatbatch, Inc. *	288	14,259
Haemonetics Corp. *	21,943	780,513
Hanger, Inc. *	430	13,609
HealthSouth Corp.	15,493	593,847
HealthStream, Inc. *	236	5,891
Healthways, Inc. *	203	3,510
HeartWare International, Inc. *	144	12,126
HMS Holdings Corp. *	37,523	690,798
ICU Medical, Inc. *	21,142	1,231,521
Insulet Corp. *	16,173	571,554
Integra LifeSciences Holdings Corp. *	3,703	175,596
Invacare Corp.	171	2,560
IPC The Hospitalist Co., Inc. *	160	7,869
Kindred Healthcare, Inc.	501	11,974
Landauer, Inc.	74	3,193
LDR Holding Corp. *	85	1,947
LHC Group, Inc. *	240	5,635
Magellan Health, Inc. *	249	14,342
Masimo Corp. *	717	17,265
MedAssets, Inc. *	28,283	600,731
Medidata Solutions, Inc. *	630	28,249
Merge Healthcare, Inc. *	1,173	2,886
Meridian Bioscience, Inc.	185	3,646
Merit Medical Systems, Inc. *	791	10,156
Molina Healthcare, Inc. *	215	8,783
MWI Veterinary Supply, Inc. *	129	18,223
National Healthcare Corp.	93	5,111
National Research Corp., Class A *	104	1,374
Natus Medical, Inc. *	500	14,385
Neogen Corp. *	304	13,273
NuVasive, Inc. *	555	20,746
NxStage Medical, Inc. *	46,898	626,088
Omnicell, Inc. *	424	11,618
OraSure Technologies, Inc. *	921	7,580
Orthofix International N.V. *	107	3,537
Owens & Minor, Inc.	796	26,340
PharMerica Corp. *	425	11,471
Quality Systems, Inc.	584	9,058
Quidel Corp. *	77	1,838
RadNet, Inc. *	255	1,303
Rockwell Medical, Inc. *	418	4,222
Select Medical Holdings Corp.	656	10,194
Skilled Healthcare Group, Inc., Class A *	239	1,422
STAAR Surgical Co. *	395	5,084
STERIS Corp.	18,388	935,581
SurModics, Inc. *	218	4,140
Symmetry Medical, Inc. *	235	2,070
Tandem Diabetes Care, Inc. *	3,558	44,439
Team Health Holdings, Inc. *	736	41,621
TearLab Corp. *	90,260	393,534
The Ensign Group, Inc.	165	5,433
The Providence Service Corp. *	220	8,714
The Spectranetics Corp. *	535	13,723
Thoratec Corp. *	20,549	667,842
Tornier N.V. *	241	4,996
TransEnterix, Inc. *	315	1,251
Triple-S Management Corp., Class B *	424	7,327
Unilife Corp. *	106,955	269,527
Universal American Corp.	375	2,978
Utah Medical Products, Inc.	34	1,768
Vascular Solutions, Inc. *	325	8,018
Vocera Communications, Inc. *	111	1,395
Volcano Corp. *	804	13,274
WellCare Health Plans, Inc. *	451	28,133
West Pharmaceutical Services, Inc.	610	24,857
Wright Medical Group, Inc. *	480	14,794
Zeltiq Aesthetics, Inc. *	177	3,582

		15,354,697

Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	4,105
Elizabeth Arden, Inc. *	249	5,137
Harbinger Group, Inc. *	791	9,278
IGI Laboratories, Inc. *	309	1,628
Inter Parfums, Inc.	107	2,796
Medifast, Inc. *	250	7,178
Nature’s Sunshine Products, Inc.	105	1,621
Nutraceutical International Corp. *	84	1,939
Oil-Dri Corp. of America	61	1,779
Orchids Paper Products Co.	165	4,356
Revlon, Inc., Class A *	69	2,105
Synutra International, Inc. *	329	2,004
USANA Health Sciences, Inc. *	63	4,023
WD-40 Co.	99	6,609

		54,558

Insurance 1.8%
Ambac Financial Group, Inc. *	456	10,333
American Equity Investment Life Holding Co.	872	19,306
AMERISAFE, Inc.	15,381	562,945
AmTrust Financial Services, Inc.	366	15,606
Argo Group International Holdings Ltd.	169	8,418
Baldwin & Lyons, Inc., Class B	70	1,729
Citizens, Inc. *	419	2,824
CNO Financial Group, Inc.	2,506	40,547
Crawford & Co., Class B	204	1,877
Donegal Group, Inc., Class A	120	1,810
eHealth, Inc. *	289	5,982

8

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EMC Insurance Group, Inc.	64	1,884
Employers Holdings, Inc.	433	9,223
Enstar Group Ltd. *	83	11,454
FBL Financial Group, Inc., Class A	152	6,503
Federated National Holding Co.	70	1,412
First American Financial Corp.	1,164	31,591
Global Indemnity plc *	72	1,795
Greenlight Capital Re Ltd., Class A *	251	8,122
Hallmark Financial Services, Inc. *	183	1,642
HCI Group, Inc.	209	8,339
Hilltop Holdings, Inc. *	738	15,129
Horace Mann Educators Corp.	497	14,239
Independence Holding Co.	146	1,826
Infinity Property & Casualty Corp.	74	4,792
Kansas City Life Insurance Co.	45	1,965
Kemper Corp.	333	11,525
Maiden Holdings Ltd.	628	7,209
Meadowbrook Insurance Group, Inc.	979	5,903
Montpelier Re Holdings Ltd.	573	16,921
National General Holdings Corp.	189	3,291
National Interstate Corp.	57	1,544
National Western Life Insurance Co., Class A	9	2,169
OneBeacon Insurance Group Ltd., Class A	425	6,290
Platinum Underwriters Holdings Ltd.	11,578	678,471
Primerica, Inc.	27,730	1,277,798
RLI Corp.	538	22,994
Safety Insurance Group, Inc.	100	5,001
Selective Insurance Group, Inc.	614	13,686
State Auto Financial Corp.	93	1,963
Stewart Information Services Corp.	370	10,904
Symetra Financial Corp.	602	13,726
The Hanover Insurance Group, Inc.	7,360	425,482
The Navigators Group, Inc. *	89	5,411
Third Point Reinsurance Ltd. *	255	3,713
United Fire Group, Inc.	216	6,104
Universal Insurance Holdings, Inc.	206	2,484

		3,313,882

Materials 3.6%
A. Schulman, Inc.	317	12,598
A.M. Castle & Co. *	183	1,515
Advanced Emissions Solutions, Inc. *	178	3,807
AK Steel Holding Corp. *	1,714	15,597
Allied Nevada Gold Corp. *	1,391	4,354
American Vanguard Corp.	404	5,127
Ampco-Pittsburgh Corp.	197	3,973
Axiall Corp.	723	30,966
Balchem Corp.	400	20,000
Berry Plastics Group, Inc. *	856	20,792
Boise Cascade Co. *	248	6,981
Calgon Carbon Corp. *	747	15,836
Century Aluminum Co. *	784	14,739
Chase Corp.	76	2,565
Chemtura Corp. *	913	21,236
Clearwater Paper Corp. *	251	16,968
Coeur Mining, Inc. *	1,259	9,820
Commercial Metals Co.	958	16,516
Deltic Timber Corp.	14,456	883,262
Ferro Corp. *	1,023	12,828
Flotek Industries, Inc. *	561	16,185
FutureFuel Corp.	348	5,484
Globe Specialty Metals, Inc.	678	12,902
Gold Resource Corp.	374	1,975
Graphic Packaging Holding Co. *	2,902	34,824
Greif, Inc., Class A	13,700	687,466
H.B. Fuller Co.	575	25,674
Handy & Harman Ltd. *	99	2,228
Hawkins, Inc.	42	1,439
Haynes International, Inc.	111	5,528
Headwaters, Inc. *	639	6,831
Hecla Mining Co.	2,963	9,363
Horsehead Holding Corp. *	490	9,178
Innophos Holdings, Inc.	307	18,552
Innospec, Inc.	18,559	746,257
Intrepid Potash, Inc. *	309	4,576
Kaiser Aluminum Corp.	195	15,058
KapStone Paper & Packaging Corp. *	1,000	29,740
KMG Chemicals, Inc.	78	1,308
Koppers Holdings, Inc.	21,048	758,359
Kraton Performance Polymers, Inc. *	6,895	142,106
Landec Corp. *	485	5,922
Louisiana-Pacific Corp. *	1,580	21,393
LSB Industries, Inc. *	286	11,014
Materion Corp.	153	4,943
Minerals Technologies, Inc.	298	17,305
Molycorp, Inc. *	1,237	2,585
Myers Industries, Inc.	508	9,388
Neenah Paper, Inc.	178	8,832
Noranda Aluminum Holding Corp.	508	2,245
Olin Corp.	644	17,111
OM Group, Inc.	319	9,018
OMNOVA Solutions, Inc. *	246	1,985
P.H. Glatfelter Co.	627	14,923
PolyOne Corp.	1,067	40,493
Quaker Chemical Corp.	100	7,061
Rentech, Inc. *	2,658	5,768
Resolute Forest Products, Inc. *	773	11,896
RTI International Metals, Inc. *	324	8,055
Schnitzer Steel Industries, Inc., Class A	373	9,963
Schweitzer-Mauduit International, Inc.	284	11,596
Senomyx, Inc. *	388	2,737
Sensient Technologies Corp.	17,869	938,123
Stepan Co.	149	7,170
Stillwater Mining Co. *	1,215	21,749
SunCoke Energy, Inc. *	956	21,825
Taminco Corp. *	131	2,738
Trecora Resources *	525	6,311
Tredegar Corp.	361	7,054
Tronox Ltd., Class A	498	13,217
UFP Technologies, Inc. *	86	2,172
United States Lime & Minerals, Inc.	34	1,959
Universal Stainless & Alloy Products, Inc. *	115	3,315
US Concrete, Inc. *	109	2,789
US Silica Holdings, Inc.	585	32,889
Walter Energy, Inc.	131,687	757,200
Wausau Paper Corp.	522	5,257
Worthington Industries, Inc.	533	20,387
Zep, Inc.	48,906	762,445

		6,485,346

 9

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.7%
AH Belo Corp., Class A	155	1,635
AMC Entertainment Holdings, Inc., Class A	133	3,011
Carmike Cinemas, Inc. *	244	7,671
Central European Media Enterprises Ltd., Class A *	775	2,031
Cinedigm Corp., Class A *	686	1,557
Crown Media Holdings, Inc., Class A *	678	2,292
Cumulus Media, Inc., Class A *	1,288	6,672
Daily Journal Corp. *	16	2,698
Dex Media, Inc. *	151	1,931
Entercom Communications Corp., Class A *	610	5,765
Entravision Communications Corp., Class A	301	1,683
Eros International plc *	135	1,980
Global Sources Ltd. *	230	1,697
Gray Television, Inc. *	475	5,786
Harte-Hanks, Inc.	611	4,008
Hemisphere Media Group, Inc. *	122	1,412
Journal Communications, Inc., Class A *	904	9,836
Lee Enterprises, Inc. *	514	1,953
Loral Space & Communications, Inc. *	92	6,652
MDC Partners, Inc., Class A	381	7,856
Media General, Inc. *	488	9,838
Meredith Corp.	416	19,103
National CineMedia, Inc.	417	6,697
New Media Investment Group, Inc. *	36,573	550,789
Nexstar Broadcasting Group, Inc., Class A	390	18,170
Radio One, Inc., Class D *	373	1,630
ReachLocal, Inc. *	133	851
Reading International, Inc., Class A *	278	2,232
Rentrak Corp. *	82	4,070
Saga Communications, Inc., Class A	90	3,240
Scholastic Corp.	400	14,168
SFX Entertainment, Inc. *	382	2,617
Sinclair Broadcast Group, Inc., Class A	13,342	431,080
Sizmek, Inc. *	490	4,454
The E.W. Scripps Co., Class A *	356	7,718
The McClatchy Co., Class A *	578	2,792
The New York Times Co., Class A	1,200	14,988
Time, Inc. *	1,143	27,546
World Wrestling Entertainment, Inc., Class A	170	2,122

		1,202,231

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
ACADIA Pharmaceuticals, Inc. *	837	16,966
Accelerate Diagnostics, Inc. *	200	3,636
Acceleron Pharma, Inc. *	145	4,295
AcelRx Pharmaceuticals, Inc. *	200	1,392
Achillion Pharmaceuticals, Inc. *	1,151	7,884
Acorda Therapeutics, Inc. *	454	13,289
Actinium Pharmaceuticals, Inc. *	203	1,281
Aegerion Pharmaceuticals, Inc. *	11,390	382,818
Aerie Pharmaceuticals, Inc. *	85	1,507
Affymetrix, Inc. *	895	7,697
Agenus, Inc. *	525	1,733
Agios Pharmaceuticals, Inc. *	137	5,521
Akebia Therapeutics, Inc. *	66	1,461
Akorn, Inc. *	29,532	1,002,021
Albany Molecular Research, Inc. *	150	2,856
Alder Biopharmaceuticals, Inc. *	97	1,638
Alimera Sciences, Inc. *	304	1,757
AMAG Pharmaceuticals, Inc. *	90,785	1,733,086
Ampio Pharmaceuticals, Inc. *	296	1,785
Anacor Pharmaceuticals, Inc. *	306	5,095
ANI Pharmaceuticals, Inc. *	59	1,512
Applied Genetic Technologies Corp. *	57	912
Aratana Therapeutics, Inc. *	208	2,398
Arena Pharmaceuticals, Inc. *	2,745	12,709
ARIAD Pharmaceuticals, Inc. *	1,556	8,963
Array BioPharma, Inc. *	1,190	4,760
Arrowhead Research Corp. *	512	6,477
Auspex Pharmaceuticals, Inc. *	83	1,511
Auxilium Pharmaceuticals, Inc. *	9,729	194,775
AVANIR Pharmaceuticals, Inc. *	1,614	8,409
Bio-Path Holdings, Inc. *	575	1,311
BioCryst Pharmaceuticals, Inc. *	681	8,526
BioDelivery Sciences International, Inc. *	653	8,326
BioTime, Inc. *	427	1,085
Bluebird Bio, Inc. *	174	5,812
Bruker Corp. *	20,523	466,488
Cambrex Corp. *	360	7,585
Cancer Genetics, Inc. *	37,150	384,131
Celldex Therapeutics, Inc. *	1,074	14,059
Cellular Dynamics International, Inc. *	122	1,402
Cempra, Inc. *	296	2,723
Cepheid, Inc. *	10,663	401,355
Charles River Laboratories International, Inc. *	26,600	1,441,986
ChemoCentryx, Inc. *	121	666
Chimerix, Inc. *	251	5,703
Clovis Oncology, Inc. *	3,182	115,984
Corcept Therapeutics, Inc. *	907	2,168
CTI BioPharma, Corp. *	1,000	2,590
Cytokinetics, Inc. *	140	592
Cytori Therapeutics, Inc. *	742	1,521
CytRx Corp. *	506	1,650
Dendreon Corp. *	2,516	5,208
Depomed, Inc. *	764	7,602
Durata Therapeutics, Inc. *	244	3,138
Dyax Corp. *	1,483	13,970
Dynavax Technologies Corp. *	2,128	3,149
Emergent Biosolutions, Inc. *	323	7,106
Enanta Pharmaceuticals, Inc. *	93	3,498
Endocyte, Inc. *	330	2,190
Enzo Biochem, Inc. *	358	1,718
Epizyme, Inc. *	125	3,915
Exact Sciences Corp. *	804	12,550
Exelixis, Inc. *	2,672	10,795
Five Prime Therapeutics, Inc. *	157	1,884
Fluidigm Corp. *	308	8,818
Foundation Medicine, Inc. *	105	2,365
Galectin Therapeutics, Inc. *	188	1,154
Galena Biopharma, Inc. *	1,426	4,050
Genomic Health, Inc. *	321	8,179

10

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Geron Corp. *	1,639	3,942
Halozyme Therapeutics, Inc. *	1,180	11,493
Heron Therapeutics, Inc. *	194	1,705
Horizon Pharma, Inc. *	684	5,814
Hyperion Therapeutics, Inc. *	147	3,347
ICON plc *	36,860	1,909,348
Idenix Pharmaceuticals, Inc. *	1,468	35,849
Idera Pharmaceuticals, Inc. *	589	1,490
ImmunoGen, Inc. *	1,054	11,362
Immunomedics, Inc. *	1,236	4,005
Impax Laboratories, Inc. *	655	15,320
Infinity Pharmaceuticals, Inc. *	426	3,872
Inovio Pharmaceuticals, Inc. *	539	5,444
Insmed, Inc. *	337	5,759
Insys Therapeutics, Inc. *	136	3,676
InterMune, Inc. *	1,031	45,230
Intra-Cellular Therapies, Inc. *	139	2,014
Intrexon Corp. *	326	7,201
Ironwood Pharmaceuticals, Inc. *	1,156	17,109
Isis Pharmaceuticals, Inc. *	1,187	36,785
Karyopharm Therapeutics, Inc. *	111	3,851
Keryx Biopharmaceuticals, Inc. *	1,077	16,209
Kindred Biosciences, Inc. *	95	1,448
KYTHERA Biopharmaceuticals, Inc. *	154	5,171
Lannett Co., Inc. *	9,320	313,245
Lexicon Pharmaceuticals, Inc. *	2,643	3,885
Ligand Pharmaceuticals, Inc. *	4,076	200,417
Luminex Corp. *	628	11,430
MacroGenics, Inc. *	170	3,451
MannKind Corp. *	2,261	18,902
Merrimack Pharmaceuticals, Inc. *	1,070	6,324
MiMedx Group, Inc. *	897	6,198
Mirati Therapeutics, Inc. *	77	1,399
Momenta Pharmaceuticals, Inc. *	705	7,501
Myriad Genetics, Inc. *	15,290	551,969
NanoViricides, Inc. *	389	1,579
Navidea Biopharmaceuticals, Inc. *	1,179	1,568
Nektar Therapeutics *	1,261	13,304
NeoStem, Inc. *	266	1,641
Neuralstem, Inc. *	613	1,753
Neurocrine Biosciences, Inc. *	767	10,416
NewLink Genetics Corp. *	187	3,961
Northwest Biotherapeutics, Inc. *	349	2,303
Novavax, Inc. *	2,146	9,292
NPS Pharmaceuticals, Inc. *	22,072	616,692
Ohr Pharmaceutical, Inc. *	230	2,070
Omeros Corp. *	332	4,519
OncoMed Pharmaceuticals, Inc. *	102	2,202
Oncothyreon, Inc. *	612	1,671
Ophthotech Corp. *	140	5,468
OPKO Health, Inc. *	1,949	17,190
Orexigen Therapeutics, Inc. *	1,210	6,038
Organovo Holdings, Inc. *	547	4,141
Osiris Therapeutics, Inc. *	165	2,442
OvaScience, Inc. *	118	1,158
Pacific Biosciences of California, Inc. *	687	3,140
Pacira Pharmaceuticals, Inc. *	7,795	717,140
Pain Therapeutics, Inc. *	314	1,322
PAREXEL International Corp. *	16,326	874,421
PDL BioPharma, Inc.	1,198	11,237
Peregrine Pharmaceuticals, Inc. *	2,024	3,056
Pernix Therapeutics Holdings, Inc. *	319	2,396
Phibro Animal Health Corp., Class A *	23,385	443,380
Portola Pharmaceuticals, Inc. *	338	8,497
POZEN, Inc. *	383	2,773
Prestige Brands Holdings, Inc. *	576	17,741
Progenics Pharmaceuticals, Inc. *	448	2,141
Prothena Corp. plc *	221	3,837
PTC Therapeutics, Inc. *	208	5,495
Puma Biotechnology, Inc. *	242	53,656
Raptor Pharmaceutical Corp. *	744	6,406
Receptos, Inc. *	147	6,087
Regulus Therapeutics, Inc. *	229	1,463
Relypsa, Inc. *	149	3,369
Repligen Corp. *	220	4,613
Repros Therapeutics, Inc. *	264	3,701
Retrophin, Inc. *	196	2,082
Revance Therapeutics, Inc. *	57	1,749
Rigel Pharmaceuticals, Inc. *	997	3,260
Sagent Pharmaceuticals, Inc. *	206	5,249
Sangamo BioSciences, Inc. *	652	7,746
Sarepta Therapeutics, Inc. *	472	10,072
SciClone Pharmaceuticals, Inc. *	344	1,658
Sequenom, Inc. *	1,119	4,196
Spectrum Pharmaceuticals, Inc. *	960	6,758
Stemline Therapeutics, Inc. *	66	845
Sunesis Pharmaceuticals, Inc. *	599	3,941
Supernus Pharmaceuticals, Inc. *	327	2,832
Synageva BioPharma Corp. *	221	15,119
Synergy Pharmaceuticals, Inc. *	849	3,099
Synta Pharmaceuticals Corp. *	932	3,681
TESARO, Inc. *	176	5,062
Tetraphase Pharmaceuticals, Inc. *	213	2,236
TG Therapeutics, Inc. *	269	2,128
The Medicines Co. *	13,712	320,449
TherapeuticsMD, Inc. *	1,025	4,756
Theravance Biopharma, Inc. *	214	5,998
Theravance, Inc. *	782	16,969
Threshold Pharmaceuticals, Inc. *	1,100	4,631
Ultragenyx Pharmaceutical, Inc. *	70	3,059
Vanda Pharmaceuticals, Inc. *	331	4,866
Verastem, Inc. *	132	975
Versartis, Inc. *	63	1,285
Vital Therapies, Inc. *	63	1,443
VIVUS, Inc. *	1,152	5,553
Xencor, Inc. *	161	1,555
XenoPort, Inc. *	356	1,527
XOMA Corp. *	1,300	5,044
ZIOPHARM Oncology, Inc. *	1,259	3,941
Zogenix, Inc. *	1,020	1,346

		13,049,650

Real Estate 4.9%
Acadia Realty Trust	578	16,317
AG Mortgage Investment Trust, Inc.	79	1,449
Agree Realty Corp.	205	6,002
Alexander & Baldwin, Inc.	485	18,512
Alexander’s, Inc.	13	4,719
Altisource Asset Management Corp. *	14	8,582
Altisource Portfolio Solutions S.A. *	138	14,956
Altisource Residential Corp.	549	12,731
American Assets Trust, Inc.	432	14,813

 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Capital Mortgage Investment Corp.	401	7,992
American Realty Capital Healthcare Trust, Inc.	1,536	16,389
American Residential Properties, Inc. *	107	1,939
Anworth Mortgage Asset Corp.	1,734	8,809
Apollo Commercial Real Estate Finance, Inc.	505	8,368
Apollo Residential Mortgage, Inc.	306	4,988
Ares Commercial Real Estate Corp.	400	4,888
ARMOUR Residential REIT, Inc.	4,721	19,875
Ashford Hospitality Prime, Inc.	188	3,130
Ashford Hospitality Trust, Inc.	944	10,865
Associated Estates Realty Corp.	410	7,245
AV Homes, Inc. *	99	1,543
Aviv REIT, Inc.	151	4,296
Campus Crest Communities, Inc.	47,215	377,720
Capstead Mortgage Corp.	1,244	15,973
CareTrust REIT, Inc. *	165	2,815
Cedar Realty Trust, Inc.	1,016	6,401
Chambers Street Properties	2,296	17,863
Chatham Lodging Trust	243	5,144
Chesapeake Lodging Trust	702	20,835
Colony Financial, Inc.	18,940	419,521
Consolidated-Tomoka Land Co.	43	1,919
CoreSite Realty Corp.	342	11,170
Cousins Properties, Inc.	1,610	19,932
CubeSmart	1,521	27,697
CyrusOne, Inc.	81	2,013
CYS Investments, Inc.	2,209	19,616
DCT Industrial Trust, Inc.	2,844	22,269
DiamondRock Hospitality Co.	57,158	700,757
DuPont Fabros Technology, Inc.	773	21,188
Dynex Capital, Inc.	582	4,831
EastGroup Properties, Inc.	304	18,957
Education Realty Trust, Inc.	69,065	729,326
Empire State Realty Trust, Inc., Class A	745	12,099
EPR Properties	484	26,088
Equity One, Inc.	911	21,153
Excel Trust, Inc.	688	8,910
FelCor Lodging Trust, Inc.	1,531	16,030
First Industrial Realty Trust, Inc.	1,384	24,981
First Potomac Realty Trust	864	11,396
Forestar Group, Inc. *	464	8,677
Franklin Street Properties Corp.	1,246	15,126
Getty Realty Corp.	457	8,395
Gladstone Commercial Corp.	438	7,643
Glimcher Realty Trust	1,953	20,975
Government Properties Income Trust	855	19,964
Gramercy Property Trust, Inc.	1,200	7,092
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	148	2,029
Hatteras Financial Corp.	724	13,865
Healthcare Realty Trust, Inc.	1,087	26,849
Hersha Hospitality Trust	1,749	11,561
Highwoods Properties, Inc.	1,035	43,542
Hudson Pacific Properties, Inc.	811	20,762
Inland Real Estate Corp.	1,250	12,925
Invesco Mortgage Capital, Inc.	1,531	25,996
Investors Real Estate Trust	823	7,012
iStar Financial, Inc. *	1,209	17,385
Kennedy-Wilson Holdings, Inc.	730	17,082
Kite Realty Group Trust	1,006	6,137
LaSalle Hotel Properties	40,148	1,396,749
Lexington Realty Trust	1,679	18,368
LTC Properties, Inc.	485	18,590
Mack-Cali Realty Corp.	841	17,745
Medical Properties Trust, Inc.	1,708	22,990
Monmouth Real Estate Investment Corp.	752	7,731
National Health Investors, Inc.	278	16,622
New Residential Investment Corp.	52,608	314,596
New York Mortgage Trust, Inc.	1,050	7,928
New York REIT, Inc.	1,357	14,167
Newcastle Investment Corp.	414,420	1,852,457
Owens Realty Mortgage, Inc.	118	1,889
Parkway Properties, Inc.	583	12,086
Pebblebrook Hotel Trust	760	27,664
Pennsylvania Real Estate Investment Trust	629	12,096
PennyMac Mortgage Investment Trust	872	18,670
Physicians Realty Trust	24,251	341,454
Potlatch Corp.	420	17,346
PS Business Parks, Inc.	150	12,375
QTS Realty Trust, Inc., Class A	97	2,643
RAIT Financial Trust	1,290	9,933
Ramco-Gershenson Properties Trust	811	13,463
Redwood Trust, Inc.	711	13,495
Resource Capital Corp.	1,460	8,045
Retail Opportunity Investments Corp.	927	14,304
Rexford Industrial Realty, Inc.	216	2,987
RLJ Lodging Trust	1,484	41,611
Rouse Properties, Inc.	488	8,272
Ryman Hospitality Properties, Inc.	559	26,692
Sabra Health Care REIT, Inc.	591	16,371
Saul Centers, Inc.	205	9,772
Select Income REIT	316	8,769
Silver Bay Realty Trust Corp.	373	6,028
Sovran Self Storage, Inc.	372	28,540
STAG Industrial, Inc.	445	10,164
Starwood Waypoint Residential Trust *	293	7,703
Strategic Hotels & Resorts, Inc. *	2,342	26,722
Summit Hotel Properties, Inc.	127,950	1,314,046
Sun Communities, Inc.	354	18,631
Sunstone Hotel Investors, Inc.	1,913	27,145
Tejon Ranch Co. *	159	4,547
Terreno Realty Corp.	337	6,302
The Geo Group, Inc.	928	31,932
The St. Joe Co. *	471	10,758
Trade Street Residential, Inc.	265	1,882
UMH Properties, Inc.	706	6,996
Universal Health Realty Income Trust	106	4,458
Urstadt Biddle Properties, Inc., Class A	224	4,590
Washington Real Estate Investment Trust	491	13,316
Western Asset Mortgage Capital Corp.	145	1,972
Whitestone REIT	404	6,044
Winthrop Realty Trust	330	4,973

		8,902,658

12

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 4.1%
Aeropostale, Inc. *	1,044	3,466
America’s Car-Mart, Inc. *	38	1,423
American Eagle Outfitters, Inc.	1,554	16,566
ANN, Inc. *	574	21,095
Asbury Automotive Group, Inc. *	397	26,809
Ascena Retail Group, Inc. *	72,600	1,165,956
Barnes & Noble, Inc. *	342	7,120
bebe stores, Inc.	766	2,152
Blue Nile, Inc. *	112	2,884
Brown Shoe Co., Inc.	497	14,010
Build-A-Bear Workshop, Inc. *	136	1,435
Burlington Stores, Inc. *	190	6,219
Christopher & Banks Corp. *	284	2,428
Conn’s, Inc. *	257	10,280
Core-Mark Holding Co., Inc.	210	9,912
Coupons.com, Inc. *	106	2,176
Destination Maternity Corp.	197	3,749
Express, Inc. *	813	12,650
Five Below, Inc. *	12,804	468,882
Francesca’s Holdings Corp. *	9,664	123,506
Fred’s, Inc., Class A	64,610	1,022,776
FTD Cos., Inc. *	208	6,852
Genesco, Inc. *	257	19,601
Group 1 Automotive, Inc.	250	18,480
Guess?, Inc.	434	11,288
Haverty Furniture Cos, Inc.	81	1,801
hhgregg, Inc. *	110	782
Hibbett Sports, Inc. *	290	14,474
HSN, Inc.	417	23,306
Kirkland’s, Inc. *	300	5,643
Lands’ End, Inc. *	107	3,765
Lithia Motors, Inc., Class A	246	21,857
Lumber Liquidators Holdings, Inc. *	321	17,405
MarineMax, Inc. *	149	2,484
Mattress Firm Holding Corp. *	92	4,287
Monro Muffler Brake, Inc.	10,264	521,309
Nutrisystem, Inc.	158	2,536
Office Depot, Inc. *	5,328	26,693
Orbitz Worldwide, Inc. *	429	3,797
Outerwall, Inc. *	264	14,525
PetMed Express, Inc.	284	3,891
Pier 1 Imports, Inc.	991	14,924
Pool Corp.	8,920	488,459
Rent-A-Center, Inc.	485	11,611
Restoration Hardware Holdings, Inc. *	7,776	635,999
RetailMeNot, Inc. *	286	6,996
Select Comfort Corp. *	587	11,857
Shoe Carnival, Inc.	70	1,246
Shutterfly, Inc. *	460	22,687
Sonic Automotive, Inc., Class A	451	10,968
Stage Stores, Inc.	48,793	879,250
Stein Mart, Inc.	616	7,996
Systemax, Inc. *	178	2,433
The Bon-Ton Stores, Inc.	370	3,441
The Buckle, Inc.	280	12,460
The Cato Corp., Class A	48,546	1,498,130
The Children’s Place, Inc.	270	13,554
The Container Store Group, Inc. *	102	2,145
The Finish Line, Inc., Class A	661	17,378
The Men’s Wearhouse, Inc.	566	28,481
The Pep Boys - Manny, Moe & Jack *	705	7,459
Tile Shop Holdings, Inc. *	190	1,921
Tilly’s, Inc., Class A *	145	1,098
Tuesday Morning Corp. *	543	8,938
ValueVision Media, Inc., Class A *	338	1,548
Vitacost.com, Inc. *	446	3,559
Vitamin Shoppe, Inc. *	384	16,378
VOXX International Corp. *	301	2,983
West Marine, Inc. *	151	1,296
Weyco Group, Inc.	68	1,765
Winmark Corp.	26	1,702
Zumiez, Inc. *	232	6,461

		7,375,393

Semiconductors & Semiconductor Equipment 1.6%
Advanced Energy Industries, Inc. *	466	7,838
Alpha & Omega Semiconductor Ltd. *	218	1,995
Ambarella, Inc. *	269	7,696
Amkor Technology, Inc. *	1,019	9,018
Applied Micro Circuits Corp. *	734	6,129
Audience, Inc. *	351	3,345
Axcelis Technologies, Inc. *	913	1,598
Brooks Automation, Inc.	992	10,099
Cabot Microelectronics Corp. *	357	14,348
Cavium, Inc. *	10,863	506,759
CEVA, Inc. *	286	4,070
Cirrus Logic, Inc. *	607	13,615
Cypress Semiconductor Corp. *	1,394	14,093
Diodes, Inc. *	6,506	165,903
DSP Group, Inc. *	206	1,827
Entegris, Inc. *	1,145	13,156
Entropic Communications, Inc. *	936	2,611
Fairchild Semiconductor International, Inc. *	1,004	15,281
FormFactor, Inc. *	1,000	6,750
GT Advanced Technologies, Inc. *	1,537	21,272
Inphi Corp. *	480	7,325
Integrated Device Technology, Inc. *	1,097	15,753
Integrated Silicon Solution, Inc.	213	3,114
International Rectifier Corp. *	777	19,301
Intersil Corp., Class A	1,102	14,139
IXYS Corp.	155	1,770
Kopin Corp. *	1,298	4,452
Lattice Semiconductor Corp. *	1,055	7,216
MaxLinear, Inc., Class A *	247	2,342
Micrel, Inc.	54,513	570,206
Microsemi Corp. *	23,386	560,796
MKS Instruments, Inc.	523	16,621
Monolithic Power Systems, Inc.	496	20,455
Nanometrics, Inc. *	425	6,613
NVE Corp. *	36	2,389
OmniVision Technologies, Inc. *	720	16,128
PDF Solutions, Inc. *	270	5,173
Peregrine Semiconductor Corp. *	264	1,779
Photronics, Inc. *	432	3,443
PLX Technology, Inc. *	904	5,867
PMC-Sierra, Inc. *	1,362	9,166
Power Integrations, Inc.	378	20,348
QuickLogic Corp. *	527	1,792
Rambus, Inc. *	1,073	12,350
RF Micro Devices, Inc. *	2,700	30,132

 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rubicon Technology, Inc. *	163	1,227
Rudolph Technologies, Inc. *	600	5,526
Semtech Corp. *	713	15,921
Silicon Image, Inc. *	1,158	5,778
Silicon Laboratories, Inc. *	339	13,807
Spansion, Inc., Class A *	809	15,347
Synaptics, Inc. *	6,363	459,600
Tessera Technologies, Inc.	654	16,618
TriQuint Semiconductor, Inc. *	1,917	34,468
Ultra Clean Holdings, Inc. *	244	2,116
Ultratech, Inc. *	231	5,470
Veeco Instruments, Inc. *	395	13,710
Vitesse Semiconductor Corp. *	517	1,551
Xcerra Corp. *	694	6,489

		2,783,701

Software & Services 8.3%
ACI Worldwide, Inc. *	1,023	19,171
Actuate Corp. *	877	3,701
Acxiom Corp. *	688	12,604
Advent Software, Inc.	481	15,613
American Software, Inc., Class A	406	3,780
Angie’s List, Inc. *	432	3,599
Aspen Technology, Inc. *	23,287	1,011,587
AVG Technologies NV *	124	2,108
Bankrate, Inc. *	551	9,290
Barracuda Networks, Inc. *	64	1,777
Bazaarvoice, Inc. *	958	7,099
Benefitfocus, Inc. *	40	1,542
Blackbaud, Inc.	615	22,577
Blackhawk Network Holdings, Inc. *	497	14,085
Blucora, Inc. *	440	7,511
Bottomline Technologies de, Inc. *	560	15,854
Brightcove, Inc. *	325	1,934
BroadSoft, Inc. *	386	9,418
CACI International, Inc., Class A *	291	20,076
Callidus Software, Inc. *	675	7,236
Carbonite, Inc. *	132	1,284
Cardtronics, Inc. *	44,800	1,727,488
Cass Information Systems, Inc.	37	1,670
ChannelAdvisor Corp. *	195	4,471
Ciber, Inc. *	1,423	4,966
CommVault Systems, Inc. *	6,276	301,374
Compuware Corp.	1,722	15,670
comScore, Inc. *	464	16,792
Comverse, Inc. *	197	5,059
Constant Contact, Inc. *	250	7,782
Convergys Corp.	1,033	20,030
Conversant, Inc. *	801	18,719
Cornerstone OnDemand, Inc. *	10,984	459,571
Criteo S.A. ADR *	27,680	823,757
CSG Systems International, Inc.	200	5,208
Cvent, Inc. *	139	3,796
Cyan, Inc. *	556	2,141
Datalink Corp. *	156	1,763
Dealertrack Technologies, Inc. *	475	17,846
Demand Media, Inc. *	376	2,042
Demandware, Inc. *	293	17,650
Dice Holdings, Inc. *	775	7,099
Digimarc Corp.	79	2,003
Digital River, Inc. *	679	9,703
E2open, Inc. *	171	2,767
EarthLink Holdings Corp.	768	3,026
Ebix, Inc.	353	4,434
Ellie Mae, Inc. *	167	4,796
Endurance International Group Holdings Inc *	263	3,585
EnerNOC, Inc. *	440	7,885
Envestnet, Inc. *	355	15,482
EPAM Systems, Inc. *	311	12,023
Epiq Systems, Inc.	706	10,181
ePlus, Inc. *	28	1,531
Euronet Worldwide, Inc. *	523	26,171
EVERTEC, Inc.	651	14,556
Everyday Health, Inc. *	96	1,596
ExlService Holdings, Inc. *	420	11,781
Fair Isaac Corp.	433	24,746
FleetMatics Group plc *	22,743	718,451
Forrester Research, Inc.	28,239	1,092,285
Gigamon, Inc. *	223	2,573
Global Cash Access Holdings, Inc. *	785	6,570
Global Eagle Entertainment, Inc. *	351	3,580
Glu Mobile, Inc. *	631	3,540
Gogo, Inc. *	544	8,818
GrubHub, Inc. *	52	1,887
GTT Communications, Inc. *	179	1,819
Guidewire Software, Inc. *	703	28,471
Heartland Payment Systems, Inc.	513	24,367
Higher One Holdings, Inc. *	570	2,383
iGATE Corp. *	336	11,988
Imperva, Inc. *	182	4,035
Infoblox, Inc. *	497	6,024
Interactive Intelligence Group, Inc. *	204	9,255
Internap Network Services Corp. *	57,289	413,054
Intralinks Holdings, Inc. *	807	6,472
j2 Global, Inc.	490	23,971
Jive Software, Inc. *	313	2,479
Kofax, Ltd. *	496	3,561
Limelight Networks, Inc. *	612	1,573
Lionbridge Technologies, Inc. *	447	2,561
Liquidity Services, Inc. *	238	3,211
LivePerson, Inc. *	533	6,279
LogMeIn, Inc. *	8,291	337,527
Manhattan Associates, Inc. *	13,784	404,698
ManTech International Corp., Class A	165	4,455
Marchex, Inc., Class B	207	2,277
Marin Software, Inc. *	99,221	909,857
Marketo, Inc. *	239	6,537
MAXIMUS, Inc.	29,712	1,228,888
Mentor Graphics Corp.	1,019	20,125
MicroStrategy, Inc., Class A *	122	17,462
Millennial Media, Inc. *	703	2,425
Model N, Inc. *	157	1,545
ModusLink Global Solutions, Inc. *	891	3,323
MoneyGram International, Inc. *	348	5,029
Monotype Imaging Holdings, Inc.	481	14,377
Monster Worldwide, Inc. *	941	6,117
Move, Inc. *	581	8,483
NetScout Systems, Inc. *	369	15,694
NeuStar, Inc., Class A *	653	18,193
NIC, Inc.	599	10,105
Pegasystems, Inc.	525	11,219
Perficient, Inc. *	270	4,587

14

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Progress Software Corp. *	541	12,540
Proofpoint, Inc. *	21,654	763,737
PROS Holdings, Inc. *	257	6,584
Q2 Holdings, Inc. *	116	1,528
QAD, Inc., Class A	148	2,797
Qlik Technologies, Inc. *	1,050	27,783
Qualys, Inc. *	152	3,631
QuinStreet, Inc. *	551	2,749
Rally Software Development Corp. *	231	2,349
RealPage, Inc. *	505	8,133
Reis, Inc.	91	1,967
Rocket Fuel, Inc. *	42,130	1,112,653
Rosetta Stone, Inc. *	128	1,234
Sapiens International Corp. N.V. *	293	2,115
Sapient Corp. *	1,309	19,321
Science Applications International Corp.	320	13,366
SciQuest, Inc. *	370	5,694
Seachange International, Inc. *	550	4,120
ServiceSource International, Inc. *	546	2,419
Shutterstock, Inc. *	143	11,145
Silver Spring Networks, Inc. *	299	3,193
SPS Commerce, Inc. *	166	8,856
SS&C Technologies Holdings, Inc. *	586	25,380
Stamps.com, Inc. *	166	5,251
Sykes Enterprises, Inc. *	329	6,810
Synchronoss Technologies, Inc. *	435	17,578
Syntel, Inc. *	187	16,151
Take-Two Interactive Software, Inc. *	938	20,992
Tangoe, Inc. *	23,940	330,372
TechTarget, Inc. *	391	2,972
Telenav, Inc. *	470	2,336
TeleTech Holdings, Inc. *	251	6,910
Textura, Corp. *	171	4,270
The Hackett Group, Inc.	327	1,962
The Rubicon Project, Inc. *	28,070	334,314
The Ultimate Software Group, Inc. *	293	39,529
TiVo, Inc. *	1,233	16,596
Travelzoo, Inc. *	203	3,500
Tremor Video, Inc. *	389	1,447
Trulia, Inc. *	368	22,275
Tyler Technologies, Inc. *	5,788	525,145
Unisys Corp. *	582	12,391
Unwired Planet, Inc. *	802	1,604
VASCO Data Security International, Inc. *	391	5,306
VeriFone Systems, Inc. *	13,091	438,679
Verint Systems, Inc. *	8,276	388,475
VirnetX Holding Corp. *	369	5,159
Virtusa Corp. *	14,331	448,274
Vistaprint N.V. *	301	14,827
Vringo, Inc. *	563	1,835
Web.com Group, Inc. *	624	16,567
WebMD Health Corp. *	371	18,487
WEX, Inc. *	443	47,809
Wix.com Ltd. *	132	2,237
XO Group, Inc. *	322	3,597
Xoom Corp. *	297	6,433
Zix Corp. *	1,200	4,164

		15,052,684

Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	544	12,099
Aeroflex Holding Corp. *	348	3,675
Agilysys, Inc. *	137	1,802
Alliance Fiber Optic Products, Inc.	175	2,342
Anixter International, Inc.	285	24,501
Applied Optoelectronics, Inc. *	98	1,764
Aruba Networks, Inc. *	41,272	737,118
Badger Meter, Inc.	136	6,786
Bel Fuse, Inc., Class B	120	2,837
Belden, Inc.	32,606	2,213,947
Benchmark Electronics, Inc. *	401	9,684
Black Box Corp.	134	2,774
CalAmp Corp. *	40,614	690,844
Calix, Inc. *	848	7,878
Checkpoint Systems, Inc. *	467	5,716
Ciena Corp. *	1,172	22,889
Cognex Corp. *	862	35,325
Coherent, Inc. *	10,804	636,464
Comtech Telecommunications Corp.	298	10,072
Control4 Corp. *	253	4,253
Cray, Inc. *	415	11,006
CTS Corp.	176	3,061
CUI Global, Inc. *	193	1,199
Daktronics, Inc.	790	8,769
Diebold, Inc.	29,700	1,119,096
Dot Hill Systems Corp. *	445	1,749
DTS, Inc. *	346	6,259
Electro Rent Corp.	245	3,736
Electro Scientific Industries, Inc.	263	1,573
Electronics for Imaging, Inc. *	400	17,628
Emulex Corp. *	794	4,669
Extreme Networks, Inc. *	1,418	6,665
Fabrinet *	249	4,631
FARO Technologies, Inc. *	117	5,924
FEI Co.	463	35,466
Finisar Corp. *	1,149	22,670
GSI Group, Inc. *	370	4,266
Harmonic, Inc. *	788	4,728
II-VI, Inc. *	798	10,949
Immersion Corp. *	129	1,761
Infinera Corp. *	962	8,850
Insight Enterprises, Inc. *	288	7,566
InterDigital, Inc.	486	21,428
Intevac, Inc. *	212	1,344
InvenSense, Inc. *	666	15,325
Itron, Inc. *	3,377	121,504
Ixia *	345	3,691
Kemet Corp. *	1,092	5,384
KVH Industries, Inc. *	129	1,678
Littelfuse, Inc.	273	23,729
Maxwell Technologies, Inc. *	343	3,732
Measurement Specialties, Inc. *	212	18,230
Mercury Systems, Inc. *	600	6,630
Mesa Laboratories, Inc.	31	2,371
Methode Electronics, Inc.	461	14,743
MTS Systems Corp.	6,724	443,784
Multi-Fineline Electronix, Inc. *	162	1,581
NETGEAR, Inc. *	527	16,500
Newport Corp. *	655	11,338
Nimble Storage, Inc. *	59	1,527

 15

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Numerex Corp., Class A *	148	1,487
Oclaro, Inc. *	788	1,466
Oplink Communications, Inc. *	255	4,860
OSI Systems, Inc. *	237	15,713
Park Electrochemical Corp.	140	3,942
ParkerVision, Inc. *	408	510
PC Connection, Inc.	112	2,288
Plantronics, Inc.	482	22,640
Plexus Corp. *	453	17,816
Polycom, Inc. *	1,014	12,999
Procera Networks, Inc. *	410	4,104
QLogic Corp. *	849	7,726
Quantum Corp. *	1,535	1,919
RealD, Inc. *	627	6,627
Rofin-Sinar Technologies, Inc. *	393	8,579
Rogers Corp. *	112	6,424
Ruckus Wireless, Inc. *	48,789	629,866
Sanmina Corp. *	993	23,127
ScanSource, Inc. *	24,106	863,236
ShoreTel, Inc. *	692	4,277
Silicon Graphics International Corp. *	411	3,909
Sonus Networks, Inc. *	1,630	5,754
Speed Commerce, Inc. *	612	1,903
Super Micro Computer, Inc. *	479	12,535
SYNNEX Corp. *	7,007	451,951
Tessco Technologies, Inc.	65	1,983
TTM Technologies, Inc. *	856	6,429
Ubiquiti Networks, Inc. *	270	10,322
Universal Display Corp. *	493	15,115
ViaSat, Inc. *	418	24,440
Violin Memory, Inc. *	593	2,348
Vishay Precision Group, Inc. *	109	1,573
Zebra Technologies Corp., Class A *	3,500	280,245

		8,897,623

Telecommunication Services 1.4%
8x8, Inc. *	52,842	426,963
Atlantic Tele-Network, Inc.	34	1,989
Cincinnati Bell, Inc. *	1,940	7,392
Cogent Communications Holdings, Inc.	575	19,958
Consolidated Communications Holdings, Inc.	423	9,467
Enventis Corp.	160	2,621
FairPoint Communications, Inc. *	420	6,132
General Communication, Inc., Class A *	408	4,504
Globalstar, Inc. *	2,732	10,819
Hawaiian Telcom Holdco, Inc. *	69	1,946
IDT Corp., Class B	265	4,131
inContact, Inc. *	243,190	1,943,088
Inteliquent, Inc.	360	3,820
Intelsat S.A. *	128	2,373
Iridium Communications, Inc. *	770	6,299
Lumos Networks Corp.	101	1,549
magicJack VocalTec Ltd. *	140	1,998
NTELOS Holdings Corp.	106	1,276
Premiere Global Services, Inc. *	787	10,310
RingCentral, Inc., Class A *	263	3,927
Shenandoah Telecommunications Co.	209	5,791
Spok Holdings, Inc.	257	3,847
Vonage Holdings Corp. *	1,484	5,164

		2,485,364

Transportation 1.1%
Air Transport Services Group, Inc. *	834	6,397
Allegiant Travel Co.	131	15,427
ArcBest Corp.	334	10,598
Atlas Air Worldwide Holdings, Inc. *	7,144	244,468
Baltic Trading Ltd.	361	1,837
Celadon Group, Inc.	131	2,782
Echo Global Logistics, Inc. *	281	6,185
Forward Air Corp.	423	18,938
Hawaiian Holdings, Inc. *	29,054	404,722
Heartland Express, Inc.	569	12,774
Hub Group, Inc., Class A *	309	14,270
International Shipholding Corp.	71	1,505
JetBlue Airways Corp. *	2,300	24,656
Knight Transportation, Inc.	414	9,919
Knightsbridge Tankers Ltd.	271	3,089
Landstar System, Inc.	8,005	529,371
Marten Transport Ltd.	113	2,287
Matson, Inc.	243	6,549
Navios Maritime Holdings, Inc.	675	5,380
Park-Ohio Holdings Corp.	53	3,146
Patriot Transportation Holding, Inc. *	56	1,863
Quality Distribution, Inc. *	198	2,643
Republic Airways Holdings, Inc. *	835	8,300
Roadrunner Transportation Systems, Inc. *	377	9,478
Safe Bulkers, Inc.	243	1,771
Saia, Inc. *	260	11,869
Scorpio Bulkers, Inc. *	1,065	8,190
SkyWest, Inc.	318	3,399
Swift Transportation Co. *	1,082	22,127
Universal Truckload Services, Inc.	73	1,773
UTi Worldwide, Inc. *	54,845	518,834
Werner Enterprises, Inc.	613	15,068
Wesco Aircraft Holdings, Inc. *	447	8,471
XPO Logistics, Inc. *	615	18,997
YRC Worldwide, Inc. *	330	8,639

		1,965,722

Utilities 1.7%
ALLETE, Inc.	473	22,193
American States Water Co.	458	13,992
Artesian Resources Corp., Class A	311	6,777
Atlantic Power Corp.	1,045	3,940
Avista Corp.	534	16,570
Black Hills Corp.	521	27,462
California Water Service Group	444	10,110
Chesapeake Utilities Corp.	37	2,408
Cleco Corp.	743	41,415
Connecticut Water Service, Inc.	59	1,882
Dynegy, Inc. *	908	24,107
El Paso Electric Co.	450	16,582
IDACORP, Inc.	546	29,238
MGE Energy, Inc.	265	9,969
Middlesex Water Co.	87	1,768
New Jersey Resources Corp.	9,729	496,957
Northwest Natural Gas Co.	361	15,602

16

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NorthWestern Corp.	410	18,950
NRG Yield, Inc., Class A	207	10,816
ONE Gas, Inc.	395	14,220
Ormat Technologies, Inc.	322	8,304
Otter Tail Corp.	409	11,436
Pattern Energy Group, Inc.	325	10,072
Piedmont Natural Gas Co., Inc.	872	30,250
PNM Resources, Inc.	772	19,802
Portland General Electric Co.	947	30,238
SJW Corp.	65	1,743
South Jersey Industries, Inc.	425	22,767
Southwest Gas Corp.	511	25,310
The Empire District Electric Co.	430	10,539
The Laclede Group, Inc.	14,815	696,009
UIL Holdings Corp.	680	23,875
UNS Energy Corp.	13,539	818,026
WGL Holdings, Inc.	14,975	583,725
York Water Co.	254	4,834

		3,081,888

Total Common Stock
(Cost $150,875,894)		165,583,308

Other Investment Companies 7.3% of net assets

Equity Funds 3.0%
iShares Russell 2000 ETF	346	38,437
iShares Russell Mid-Cap ETF	34,700	5,444,430

		5,482,867

Money Market Fund 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	7,671,429	7,671,429

Total Other Investment Companies
(Cost $13,196,685)		13,154,296

Rights 0.0% of net assets

Automobiles & Components 0.0%
Contra Furiex Pharmaceuticals CVR *(d)(e)	66	645

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(d)(e)	861	2,170

Total Rights
(Cost $2,815)		2,815

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(d)(e)	129	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 09/11/14 (a)(b)	10,000	10,000
0.01%, 09/18/14 (a)(b)	190,000	189,999
0.02%, 09/18/14 (a)(b)	130,000	129,997

Total Short-Term Investments
(Cost $329,996)		329,996

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $164,775,543 and the unrealized appreciation and depreciation were $23,079,803 and ($8,784,931) respectively, with a net appreciation of $14,294,872.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $2,943 or 0.0% of net assets.

ADR —	American Depositary Receipt
CVR —	Contingent Value Rights
ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 09/19/14	36	4,020,120	(166,181)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 17

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

18

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$165,583,308	$—	$—	$165,583,308
Other Investment Companies[1]	13,154,296	—	—	13,154,296
Rights[1]	—	—	2,815	2,815
Warrants[1]	—	—	—	—
Short-Term Investments[1]	—	329,996	—	329,996

Total	$178,737,604	$329,996	$2,815	$179,070,415

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($166,181)	$—	$—	($166,181)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

 19

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$2,815	$—	$—	$—	$2,815

Total	$—	$—	$—	$2,815	$—	$—	$—	$2,815

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46829JUL14

20

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.8%	Common Stock	1,841,385,958	2,196,133,065
0.3%	Preferred Stock	7,332,079	7,352,000
3.3%	Other Investment Company	76,469,906	76,469,906
0.0%	Rights	39,320	293,211
0.2%	Short-Term Investments	3,419,935	3,419,935

99.6%	Total Investments	1,928,647,198	2,283,668,117
0.4%	Other Assets and Liabilities, Net		8,921,585

100.0%	Net Assets		2,292,589,702

	Number	Value
Security	of Shares	($)

Common Stock 95.8% of net assets

Australia 4.3%

Banks 0.5%
Australia & New Zealand Banking Group Ltd.	201,459	6,289,872
Bank of Queensland Ltd.	6,074	70,100
Bendigo & Adelaide Bank Ltd.	6,444	75,815
Commonwealth Bank of Australia	25,310	1,952,154
National Australia Bank Ltd.	36,942	1,199,492
Westpac Banking Corp.	48,839	1,553,082

		11,140,515

Capital Goods 0.3%
Leighton Holdings Ltd.	2,271	46,187
Monadelphous Group Ltd.	407,965	6,003,906

		6,050,093

Commercial & Professional Supplies 0.1%
ALS Ltd.	5,060	36,281
Brambles Ltd.	25,034	216,722
Seek Ltd.	5,528	83,558
Spotless Group Holdings Ltd. *	472,549	812,408

		1,148,969

Consumer Services 0.7%
Crown Resorts Ltd.	6,204	92,838
Flight Centre Travel Group Ltd.	16,472	718,593
G8 Education Ltd.	1,883,930	8,600,481
Invocare Ltd.	429,546	4,187,159
Slater & Gordon Ltd.	596,840	2,744,484
Tabcorp Holdings Ltd.	10,270	33,185
Tatts Group Ltd.	22,383	73,503

		16,450,243

Diversified Financials 0.2%
ASX Ltd.	3,202	106,936
Macquarie Group Ltd.	4,574	244,799
Magellan Financial Group Ltd.	414,480	4,472,868

		4,824,603

Energy 0.0%
Caltex Australia Ltd.	2,024	46,046
Origin Energy Ltd.	16,850	221,909
Santos Ltd.	15,686	210,146
Woodside Petroleum Ltd.	10,320	405,101
WorleyParsons Ltd.	3,314	54,587

		937,789

Food & Staples Retailing 0.1%
Metcash Ltd.	14,377	38,879
Wesfarmers Ltd.	18,030	730,110
Woolworths Ltd.	19,718	672,074

		1,441,063

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	8,985	76,626
Treasury Wine Estates Ltd.	9,858	45,175

		121,801

Health Care Equipment & Services 0.0%
Cochlear Ltd.	852	50,024
Ramsay Health Care Ltd.	1,970	87,765
Sonic Healthcare Ltd.	5,555	92,914

		230,703

Insurance 0.5%
AMP Ltd.	2,020,535	10,199,445
Insurance Australia Group Ltd.	36,812	214,241
QBE Insurance Group Ltd.	19,616	198,272
Suncorp Group Ltd.	20,038	263,461

		10,875,419

Materials 0.9%
Alumina Ltd. *	36,590	53,794
Amcor Ltd.	19,432	185,989
BHP Billiton Ltd.	50,435	1,790,767
Boral Ltd.	10,945	53,840
Fortescue Metals Group Ltd.	25,404	113,892
Iluka Resources Ltd.	6,278	50,863
Incitec Pivot Ltd.	26,096	71,416
Newcrest Mining Ltd. *	11,930	119,179
Orica Ltd.	565,504	11,421,526
Pact Group Holdings Ltd. *	1,687,633	5,779,833
Rio Tinto Ltd.	6,818	414,150

		20,055,249

Media 0.0%
REA Group Ltd.	22,414	976,192

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	65,138	4,058,325

Real Estate 0.6%
CFS Retail Property Trust Group	32,493	65,125
Charter Hall Retail REIT	2,092,788	7,750,974
Dexus Property Group	92,212	101,314

 1

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Federation Centres	22,668	53,889
Goodman Group	28,028	137,406
Lend Lease Group	8,133	101,493
Mirvac Group	60,508	101,219
Scentre Group *	80,463	254,233
Shopping Centres Australasia Property Group	3,392,393	5,574,153
Stockland	37,598	140,833
The GPT Group	26,463	99,632
Westfield Corp.	30,920	214,930

		14,595,201

Retailing 0.0%
Harvey Norman Holdings Ltd.	7,965	22,600

Software & Services 0.0%
Computershare Ltd.	7,861	94,865

Telecommunication Services 0.2%
Telstra Corp., Ltd.	958,494	4,860,625
TPG Telecom Ltd.	4,217	21,416

		4,882,041

Transportation 0.0%
Asciano Ltd.	14,625	81,183
Aurizon Holdings Ltd.	33,984	156,911
Qantas Airways Ltd. *	16,643	20,393
Sydney Airport	16,830	66,763
Toll Holdings Ltd.	10,116	50,821
Transurban Group	28,182	202,374

		578,445

Utilities 0.0%
AGL Energy Ltd.	8,346	113,764
APA Group	12,878	88,894
SP AusNet *	24,580	30,617

		233,275

		98,717,391

Austria 0.3%

Banks 0.0%
Erste Group Bank AG	3,933	100,993
Raiffeisen Bank International AG	1,994	54,759

		155,752

Capital Goods 0.1%
Andritz AG	1,076	58,240
Zumtobel AG	140,580	2,899,894

		2,958,134

Energy 0.0%
OMV AG	2,275	91,497

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	576	28,590

Materials 0.0%
Voestalpine AG	1,648	72,525

Real Estate 0.0%
IMMOFINANZ AG *	13,432	42,537

Semiconductors & Semiconductor Equipment 0.2%
ams AG	88,700	3,162,925

Telecommunication Services 0.0%
Telekom Austria AG	2,926	28,014

		6,539,974

Belgium 0.1%

Banks 0.0%
KBC Groep N.V. *	3,974	215,411

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	1,210	120,343

Food & Staples Retailing 0.0%
Colruyt S.A.	1,136	55,013
Delhaize Group S.A.	1,527	99,647

		154,660

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	12,573	1,357,038

Insurance 0.0%
Ageas	3,420	122,747

Materials 0.0%
Solvay S.A.	938	151,456
Umicore S.A.	1,709	82,594

		234,050

Media 0.0%
Telenet Group Holding N.V. *	13,768	735,920

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	1,687	154,739

Telecommunication Services 0.0%
Belgacom S.A.	2,281	74,540

		3,169,448

Brazil 0.6%

Capital Goods 0.0%
WEG S.A.	5,780	69,296

Consumer Services 0.1%
Kroton Educacional S.A.	72,000	1,917,461

Diversified Financials 0.0%
CETIP S.A. - Mercados Organizados	36,200	506,441

Food, Beverage & Tobacco 0.2%
AMBEV S.A. ADR	611,486	4,213,139

Insurance 0.1%
BB Seguridade Participacoes S.A.	266,000	3,880,816

Software & Services 0.2%
Cielo S.A.	222,800	4,075,460

		14,662,613

Canada 5.3%

Automobiles & Components 0.4%
Linamar Corp.	150,490	8,192,861

Banks 0.3%
The Toronto-Dominion Bank	116,921	6,114,400

Capital Goods 0.3%
ATS Automation Tooling Systems, Inc. *	283,100	3,850,482

2

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CAE, Inc.	286,029	3,651,602

		7,502,084

Commercial & Professional Supplies 0.4%
Ritchie Bros. Auctioneers, Inc.	152,200	3,685,128
Stantec, Inc.	96,780	6,140,451

		9,825,579

Consumer Durables & Apparel 0.0%
Gildan Activewear, Inc.	14,500	849,640

Diversified Financials 0.5%
CI Financial Corp.	71,926	2,328,599
Element Financial Corp. *	664,620	8,631,191

		10,959,790

Energy 1.4%
Canadian Natural Resources Ltd.	107,172	4,671,789
Canyon Services Group, Inc.	86,590	1,245,225
Enbridge, Inc.	108,379	5,312,842
Pason Systems, Inc.	213,800	5,449,170
Peyto Exploration & Development Corp.	35,998	1,210,003
Raging River Exploration, Inc. *	736,310	6,381,556
Suncor Energy, Inc.	175,800	7,218,385

		31,488,970

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	64,986	1,778,495

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	19,176	1,190,113

Materials 0.4%
CCL Industries, Inc., Class B	92,825	9,189,279

Media 0.1%
Thomson Reuters Corp.	77,000	2,908,818

Real Estate 0.9%
Brookfield Asset Management, Inc., Class A	58,300	2,603,095
FirstService Corp.	174,480	9,721,337
Morguard Real Estate Investment Trust	135,490	2,228,033
Northern Property Real Estate Investment Trust	178,000	4,775,072

		19,327,537

Retailing 0.0%
Dollarama, Inc.	9,411	774,648

Software & Services 0.1%
The Descartes Systems Group, Inc. *	210,650	2,838,032

Transportation 0.3%
Canadian National Railway Co.	59,527	3,978,785
Canadian Pacific Railway Ltd.	19,476	3,699,466

		7,678,251

		120,618,497

China 2.5%

Automobiles & Components 0.3%
Brilliance China Automotive Holdings Ltd.	422,000	793,012
Dongfeng Motor Group Co., Ltd., Class H	220,000	390,669
Nexteer Automotive Group Ltd.	7,456,000	5,313,898

		6,497,579

Capital Goods 0.1%
CIMC Enric Holdings Ltd.	918,000	1,093,057
Weichai Power Co., Ltd., Class H	92,000	400,885

		1,493,942

Consumer Durables & Apparel 0.2%
Ozner Water International Holding Ltd. *	12,785,000	5,295,430

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sihuan Pharmaceutical Holdings Group Ltd.	1,278,000	783,461
WuXi PharmaTech Cayman, Inc. ADR *	34,975	1,077,580

		1,861,041

Real Estate 0.1%
China Overseas Grand Oceans Group Ltd.	3,632,000	2,937,085
China Vanke Co., Ltd., Class H *	268,200	593,843

		3,530,928

Retailing 0.3%
Jumei International Holding Ltd. ADR *	165,170	4,713,952
Vipshop Holdings Ltd. ADR *	9,924	2,039,779

		6,753,731

Software & Services 0.8%
58.com, Inc. ADR *	72,370	3,556,985
Baidu, Inc. ADR *	12,026	2,598,217
Qihoo 360 Technology Co., Ltd. ADR *	8,746	797,198
Tencent Holdings Ltd.	234,600	3,809,844
YY, Inc. ADR *	87,633	6,775,784

		17,538,028

Technology Hardware & Equipment 0.3%
Ju Teng International Holdings Ltd.	6,180,000	4,129,118
Lenovo Group Ltd.	1,866,000	2,545,385

		6,674,503

Transportation 0.2%
Sinotrans Ltd., Class H	8,193,000	5,074,185

Utilities 0.1%
ENN Energy Holdings Ltd.	242,000	1,711,715

		56,431,082

Denmark 1.7%

Banks 0.0%
Danske Bank A/S	10,154	293,356

Capital Goods 0.0%
Vestas Wind Systems A/S *	3,299	148,743

Consumer Durables & Apparel 0.2%
Pandora A/S	51,135	3,499,216

Food, Beverage & Tobacco 0.5%
Carlsberg A/S, Class B	1,681	160,835

 3

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Royal UNIBREW *	76,240	11,159,295

		11,320,130

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	24,486	2,070,356
GN Store Nord A/S	61,143	1,562,883
William Demant Holding A/S *	443	38,519

		3,671,758

Insurance 0.0%
Tryg A/S	368	37,077

Materials 0.6%
Chr. Hansen Holding A/S	319,298	13,201,914
Novozymes A/S, B Shares	3,747	185,287

		13,387,201

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	117,427	5,405,418

Software & Services 0.0%
SimCorp A/S	29,456	954,230

Telecommunication Services 0.0%
TDC A/S	13,238	133,546

Transportation 0.0%
AP Moeller - Maersk A/S, Series A	45	100,986
AP Moeller - Maersk A/S, Series B	106	247,119
DSV A/S	3,059	96,602

		444,707

		39,295,382

Finland 1.1%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	1,651	57,164

Capital Goods 0.7%
Cramo Oyj	213,980	4,343,533
Kone Oyj, Class B	65,166	2,740,081
Metso Oyj	1,916	75,404
Sanitec Corp. *	764,450	8,764,226
Wartsila Oyj Abp	2,325	117,091

		16,040,335

Energy 0.0%
Neste Oil Oyj	1,922	35,516

Insurance 0.4%
Sampo Oyj, A Shares	178,753	8,879,659

Materials 0.0%
Stora Enso Oyj, R Shares	8,723	78,377
UPM-Kymmene Oyj	8,330	135,767

		214,144

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	1,428	52,942

Technology Hardware & Equipment 0.0%
Nokia Oyj	59,321	469,963

Telecommunication Services 0.0%
Elisa Oyj	2,120	60,835

Utilities 0.0%
Fortum Oyj	6,918	177,860

		25,988,418

France 8.7%

Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	2,955	324,162
Peugeot S.A. *	6,560	97,842
Plastic Omnium S.A.	217,590	5,763,580
Renault S.A.	2,997	250,190
Valeo S.A.	29,198	3,498,435

		9,934,209

Banks 0.8%
BNP Paribas S.A.	278,481	18,478,173
Credit Agricole S.A.	16,426	222,201
Natixis	13,865	89,593
Societe Generale S.A.	11,282	566,384

		19,356,351

Capital Goods 0.9%
Alstom S.A. *	3,268	117,535
Bouygues S.A.	2,985	117,588
Compagnie de Saint-Gobain	39,454	1,919,706
Legrand S.A.	24,762	1,373,195
LISI (b)	23,273	3,627,456
Rexel S.A.	3,894	75,453
Safran S.A.	121,183	7,121,593
Schneider Electric SE	8,165	692,037
Thales S.A.	1,517	86,279
Vallourec S.A.	1,627	71,998
Vinci S.A.	66,186	4,567,688
Zodiac Aerospace	41,350	1,294,733

		21,065,261

Commercial & Professional Supplies 0.2%
Bureau Veritas S.A.	3,576	92,229
Edenred	3,576	111,777
Societe BIC S.A.	431	59,423
Teleperformance	66,270	4,604,351

		4,867,780

Consumer Durables & Apparel 1.2%
Christian Dior S.A.	25,961	4,521,886
Hermes International	2,324	803,160
Kering	62,082	13,290,753
LVMH Moet Hennessy Louis Vuitton S.A.	50,159	8,628,455

		27,244,254

Consumer Services 0.0%
Accor S.A.	2,621	126,929
Sodexo	1,491	148,187

		275,116

Diversified Financials 0.0%
Eurazeo S.A.	555	41,715
Wendel S.A.	493	64,673

		106,388

Energy 1.0%
Gaztransport Et Technigaz S.A. (b)	207,676	13,070,163
Technip S.A.	1,648	152,234

4

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Total S.A.	147,320	9,501,355

		22,723,752

Food & Staples Retailing 0.0%
Carrefour S.A.	9,892	341,618
Casino Guichard Perrachon S.A.	918	110,642

		452,260

Food, Beverage & Tobacco 0.9%
Danone S.A.	156,074	11,273,345
Pernod-Ricard S.A.	80,922	9,062,551
Remy Cointreau S.A.	330	27,021

		20,362,917

Health Care Equipment & Services 0.3%
Essilor International S.A.	3,172	309,867
Korian-Medica	171,869	6,225,320

		6,535,187

Household & Personal Products 0.0%
L’Oreal S.A.	3,834	647,409

Insurance 0.4%
AXA S.A.	288,135	6,619,801
CNP Assurances	2,943	57,820
Euler Hermes Group	18,708	2,183,247
SCOR SE	2,591	83,349

		8,944,217

Materials 0.1%
Air Liquide S.A.	5,349	680,682
Arkema S.A.	947	87,804
Imerys S.A.	509	39,744
Lafarge S.A.	2,886	224,628

		1,032,858

Media 0.2%
Eutelsat Communications S.A.	2,392	82,606
JC Decaux S.A.	997	34,230
Lagardere S.C.A.	1,770	52,692
Publicis Groupe S.A.	51,448	3,732,722

		3,902,250

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Boiron S.A. (b)	74,612	5,678,840
Eurofins Scientific SE	28,179	8,401,792
Sanofi	47,052	4,940,028

		19,020,660

Real Estate 0.3%
Fonciere Des Regions	412	41,371
Gecina S.A.	329	46,984
ICADE	684	66,028
Klepierre	1,564	73,987
Nexity S.A.	67,590	2,561,971
Unibail-Rodamco SE	11,102	2,980,176

		5,770,517

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	9,557	79,560

Software & Services 0.3%
AtoS	1,163	90,813
Cap Gemini S.A.	2,261	163,952
Criteo S.A. ADR *	109,120	3,247,411
Dassault Systemes S.A.	17,145	1,150,527
GameLoft SE *	173,380	1,105,103

		5,757,806

Technology Hardware & Equipment 0.4%
Alcatel-Lucent *	44,578	156,051
Ingenico	52,207	5,281,374
Neopost S.A.	66,198	4,647,948

		10,085,373

Telecommunication Services 0.1%
Iliad S.A.	430	118,613
Orange S.A.	29,345	459,523
Vivendi S.A. *	18,974	476,214

		1,054,350

Transportation 0.0%
Aeroports de Paris	519	71,092
Bollore S.A.	1,345	830,083
Groupe Eurotunnel S.A. - Reg’d	7,346	97,216

		998,391

Utilities 0.4%
Electricite de France S.A.	3,627	117,166
GDF Suez	22,593	582,549
Rubis S.C.A.	139,608	8,382,328
Suez Environnement Co.	4,195	78,292
Veolia Environnement S.A.	5,703	101,011

		9,261,346

		199,478,212

Germany 9.2%

Automobiles & Components 1.7%
Bayerische Motoren Werke AG	125,693	14,972,540
Continental AG	24,402	5,255,322
Daimler AG - Reg’d	162,667	13,423,071
ElringKlinger AG	121,753	4,391,989
Volkswagen AG	442	101,933

		38,144,855

Banks 0.6%
Aareal Bank AG	304,290	12,904,796
Commerzbank AG *	15,332	220,291

		13,125,087

Capital Goods 2.2%
Brenntag AG	12,922	2,074,618
DMG MORI SEIKI AG	246,400	7,526,493
Duerr AG	56,531	4,306,280
GEA Group AG	2,817	126,400
Hochtief AG	480	40,255
MAN SE	553	65,666
MTU Aero Engines AG	124,200	10,684,966
Norma Group SE	321,028	15,816,442
OSRAM Licht AG *	1,220	49,280
Rational AG	11,284	3,663,435
Siemens AG - Reg’d	12,408	1,532,340
Stabilus S.A. *	110,766	3,693,199

		49,579,374

Commercial & Professional Supplies 0.3%
Bertrandt AG	3,832	478,569
Bilfinger SE	81,100	6,598,940

		7,077,509

 5

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.0%
adidas AG	3,242	256,716
Hugo Boss AG	537	77,052

		333,768

Diversified Financials 0.2%
Aurelius AG	79,730	2,808,442
Deutsche Bank AG - Reg’d	21,590	738,345
Deutsche Boerse AG	3,030	219,356

		3,766,143

Food & Staples Retailing 0.0%
Metro AG *	2,517	90,700

Health Care Equipment & Services 0.0%
Celesio AG	805	27,538
Fresenius Medical Care AG & Co. KGaA	3,455	239,493
Fresenius SE & Co. KGaA	2,010	300,574

		567,605

Household & Personal Products 0.0%
Beiersdorf AG	1,597	143,945
Henkel AG & Co. KGaA	1,833	174,495

		318,440

Insurance 0.8%
Allianz SE - Reg’d	102,643	17,088,628
Hannover Rueck SE	904	77,169
Muenchener Rueckversicherungs AG - Reg’d	2,796	593,233

		17,759,030

Materials 1.0%
BASF SE	61,772	6,393,027
HeidelbergCement AG	2,226	165,124
K&S AG - Reg’d	2,720	83,345
LANXESS AG	1,318	83,946
Linde AG	2,933	598,211
Symrise AG	279,761	14,688,616
ThyssenKrupp AG *	6,977	196,535

		22,208,804

Media 0.4%
Axel Springer SE	593	33,389
CTS Eventim AG & Co. KGaA	111,480	3,261,793
GFK SE (b)	55,440	2,516,632
Kabel Deutschland Holding AG	340	48,576
ProSiebenSat.1 Media AG - Reg’d	63,061	2,644,050
Sky Deutschland AG *	6,081	54,694

		8,559,134

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	64,143	8,460,878
Merck KGaA	2,048	181,105
MorphoSys AG *	53,085	5,079,336
QIAGEN N.V. *	169,552	4,140,494

		17,861,813

Real Estate 0.1%
Deutsche Annington Immobilien SE	27,921	856,550
Deutsche Wohnen AG	39,988	865,229

		1,721,779

Retailing 0.2%
Fielmann AG	43,051	5,435,033

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	245,763	2,707,945

Software & Services 0.8%
SAP SE	90,223	7,090,794
United Internet AG - Reg’d	1,612	64,449
Wirecard AG	321,158	11,912,512

		19,067,755

Telecommunication Services 0.0%
Deutsche Telekom AG - Reg’d	48,642	789,345
Telefonica Deutschland Holding AG *	4,997	39,069

		828,414

Transportation 0.0%
Deutsche Lufthansa AG - Reg’d	3,433	60,558
Deutsche Post AG - Reg’d	15,101	483,152
Fraport AG Frankfurt Airport Services Worldwide	551	36,213

		579,923

Utilities 0.0%
E.ON SE	31,241	589,778
RWE AG	7,791	312,795

		902,573

		210,635,684

Greece 0.2%

Diversified Financials 0.2%
Hellenic Exchanges S.A. *	357,732	3,539,092

Hong Kong 2.4%

Banks 0.0%
Bank of East Asia Ltd.	21,000	89,525
BOC Hong Kong (Holdings) Ltd.	58,000	181,909
Hang Seng Bank Ltd.	12,000	203,287

		474,721

Capital Goods 0.2%
Haitian International Holdings Ltd.	1,426,000	3,348,778
Hutchison Whampoa Ltd.	33,000	447,660
Noble Group Ltd.	73,000	82,639
NWS Holdings Ltd.	20,000	37,001

		3,916,078

Consumer Durables & Apparel 0.2%
Li & Fung Ltd.	90,000	119,891
Man Wah Holdings Ltd.	1,745,600	2,578,485
Techtronic Industries Co.	772,500	2,315,400
Yue Yuen Industrial Holdings Ltd.	11,000	36,760

		5,050,536

Consumer Services 0.3%
Galaxy Entertainment Group Ltd.	34,000	285,928
MGM China Holdings Ltd.	14,000	51,193
Paradise Entertainment Ltd.	8,420,000	5,880,250
Sands China Ltd.	38,000	278,984
Shangri-La Asia Ltd.	26,000	41,014
SJM Holdings Ltd.	29,683	79,303

6

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wynn Macau Ltd.	23,200	98,865

		6,715,537

Diversified Financials 0.1%
First Pacific Co., Ltd.	36,000	43,037
Hong Kong Exchanges & Clearing Ltd.	106,500	2,385,677

		2,428,714

Insurance 0.3%
AIA Group Ltd.	1,192,800	6,390,303

Real Estate 0.1%
Cheung Kong Holdings Ltd.	76,410	1,476,203
Hang Lung Properties Ltd.	35,000	108,092
Henderson Land Development Co., Ltd.	16,294	103,355
Hysan Development Co., Ltd.	10,000	47,868
Kerry Properties Ltd.	11,000	40,151
New World Development Co., Ltd.	85,000	107,188
Sino Land Co., Ltd.	44,000	75,699
Sun Hung Kai Properties Ltd.	25,000	379,482
Swire Pacific Ltd., Class A	10,500	135,189
Swire Properties Ltd.	17,800	58,030
The Link REIT	35,500	201,411
The Wharf Holdings Ltd.	23,349	186,091
Wheelock & Co., Ltd.	14,000	70,591

		2,989,350

Retailing 0.1%
Emperor Watch & Jewellery Ltd.	25,220,000	1,611,307

Semiconductors & Semiconductor Equipment 0.3%
ASM Pacific Technology Ltd.	242,200	2,573,554
Xinyi Solar Holdings Ltd.	19,392,000	5,498,277

		8,071,831

Software & Services 0.2%
21Vianet Group, Inc. ADR *	170,830	4,754,199

Technology Hardware & Equipment 0.4%
AAC Technologies Holdings, Inc.	1,374,000	8,146,456
China High Precision Automation Group Ltd. *(a)(b)	766,000	—

		8,146,456

Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	40,120	47,384
PCCW Ltd.	60,000	36,929

		84,313

Transportation 0.2%
Cathay Pacific Airways Ltd.	18,000	34,006
MTR Corp., Ltd.	23,500	92,321
Pacific Basin Shipping Ltd.	7,273,000	4,380,991

		4,507,318

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	9,574	67,449
CLP Holdings Ltd.	28,500	237,082
Hong Kong & China Gas Co., Ltd.	98,494	215,542
Power Assets Holdings Ltd.	21,000	187,576

		707,649

		55,848,312

India 1.6%

Automobiles & Components 0.7%
Apollo Tyres Ltd.	1,127,050	3,225,224
Bharat Forge Ltd.	668,800	7,947,007
Hero MotoCorp Ltd.	29,580	1,267,296
Mahindra & Mahindra Ltd.	40,895	805,486
Maruti Suzuki India Ltd.	21,494	891,801
Tata Motors Ltd.	397,587	2,909,925

		17,046,739

Banks 0.3%
Axis Bank Ltd.	208,635	1,350,108
HDFC Bank Ltd.	242,558	3,317,330
Housing Development Finance Corp., Ltd.	165,120	2,893,307

		7,560,745

Food, Beverage & Tobacco 0.0%
ITC Ltd.	148,767	871,058

Materials 0.1%
Asian Paints Ltd.	131,687	1,361,098
UltraTech Cement Ltd.	17,345	690,430

		2,051,528

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Sun Pharmaceutical Industries Ltd.	257,134	3,343,042

Real Estate 0.1%
Oberoi Realty Ltd.	361,070	1,546,780

Software & Services 0.2%
HCL Technologies Ltd.	75,893	1,946,154
Tata Consultancy Services Ltd.	49,484	2,104,053

		4,050,207

		36,470,099

Indonesia 0.4%

Automobiles & Components 0.1%
PT Astra International Tbk	3,629,400	2,396,655

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	3,618,400	3,470,664

Retailing 0.2%
PT Matahari Department Store Tbk	3,039,600	3,781,682

		9,649,001

Ireland 1.0%

Banks 0.0%
Bank of Ireland *	366,051	128,623

Commercial & Professional Supplies 0.5%
Experian plc	763,750	13,068,309

Energy 0.1%
Dragon Oil plc	139,035	1,318,587

Food, Beverage & Tobacco 0.3%
Glanbia plc (f)	38,400	590,773
Glanbia plc (f)	358,556	5,521,431
Kerry Group plc, Class A	2,289	170,112

		6,282,316

 7

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
CRH plc	45,388	1,059,380
Smurfit Kappa Group plc	56,946	1,235,796

		2,295,176

		23,093,011

Israel 0.6%

Banks 0.0%
Bank Hapoalim B.M.	15,869	92,568
Bank Leumi Le-Israel B.M. *	18,157	71,297
Mizrahi Tefahot Bank Ltd.	1,853	23,431

		187,296

Energy 0.0%
Delek Group Ltd.	68	26,681

Materials 0.2%
Caesarstone Sdot-Yam Ltd.	125,600	5,446,016
Israel Chemicals Ltd.	6,666	54,203
The Israel Corp., Ltd. *	35	20,599

		5,520,818

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	13,505	723,138
Teva Pharmaceutical Industries Ltd. ADR	49,030	2,623,105

		3,346,243

Software & Services 0.2%
Check Point Software Technologies Ltd. *	75,430	5,119,434
NICE Systems Ltd.	898	35,656

		5,155,090

Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	26,399	49,155

		14,285,283

Italy 2.4%

Automobiles & Components 0.1%
Fiat S.p.A. *	13,397	128,578
Piaggio & C. S.p.A. *	927,370	2,761,199
Pirelli & C. S.p.A	3,567	53,196

		2,942,973

Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A. *	51,467	93,038
Banca Popolare Di Milano Scarl *	6,339,780	5,524,613
Banco Popolare SC *	5,625	86,871
Intesa Sanpaolo S.p.A.	6,383,031	18,955,191
Intesa Sanpaolo S.p.A. - RSP	14,151	37,814
UniCredit S.p.A.	69,136	539,338
Unione di Banche Italiane S.C.p.A.	13,950	114,849

		25,351,714

Capital Goods 0.3%
Finmeccanica S.p.A. *	6,068	55,904
Interpump Group S.p.A.	573,760	7,333,361
Prysmian S.p.A.	3,054	64,941

		7,454,206

Consumer Durables & Apparel 0.3%
Luxottica Group S.p.A.	2,543	140,295
Prada S.p.A.	839,500	5,943,147

		6,083,442

Diversified Financials 0.4%
Azimut Holding S.p.A.	39,417	1,014,619
Banca Generali S.p.A.	309,450	8,642,249
Exor S.p.A.	1,831	70,094
Mediobanca S.p.A. *	7,747	68,283

		9,795,245

Energy 0.1%
Eni S.p.A.	40,037	1,018,778
Saipem S.p.A. *	4,111	95,753
Tenaris S.A.	7,371	158,677

		1,273,208

Insurance 0.0%
Assicurazioni Generali S.p.A.	18,445	385,002
UnipolSai S.p.A.	13,870	41,987

		426,989

Telecommunication Services 0.0%
Telecom Italia S.p.A. *	161,264	185,823
Telecom Italia S.p.A. - RSP	90,360	84,484

		270,307

Transportation 0.0%
Atlantia S.p.A.	6,011	159,089

Utilities 0.1%
Enel Green Power S.p.A.	26,240	72,577
Enel S.p.A.	103,014	586,457
Snam S.p.A.	32,654	192,491
Terna - Rete Elettrica Nationale S.p.A.	24,618	129,471

		980,996

		54,738,169

Japan 14.4%

Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	2,900	112,630
Bridgestone Corp.	10,100	364,513
Daihatsu Motor Co., Ltd.	3,000	53,250
Denso Corp.	7,500	345,942
F.C.C. Co., Ltd.	260,400	4,670,330
Fuji Heavy Industries Ltd.	197,600	5,635,015
Honda Motor Co., Ltd.	475,007	16,535,497
Isuzu Motors Ltd.	18,317	127,131
Koito Manufacturing Co., Ltd.	1,485	40,690
Mazda Motor Corp.	8,800	211,440
Mitsubishi Motors Corp.	9,800	111,652
Musashi Seimitsu Industry Co., Ltd.	168,000	4,104,583
NGK Spark Plug Co., Ltd.	3,000	89,692
NHK Spring Co., Ltd.	2,200	21,545
Nifco, Inc.	476,300	15,659,972
Nissan Motor Co., Ltd.	38,900	381,625
NOK Corp.	1,600	32,671
Stanley Electric Co., Ltd.	2,200	57,062

8

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sumitomo Rubber Industries Ltd.	2,600	37,659
Suzuki Motor Corp.	5,900	196,883
The Yokohama Rubber Co., Ltd.	3,000	25,975
Toyoda Gosei Co., Ltd.	1,000	20,309
Toyota Industries Corp.	2,514	122,478
Toyota Motor Corp.	266,377	15,726,901
Yamaha Motor Co., Ltd.	4,200	69,577

		64,755,022

Banks 0.7%
Aozora Bank Ltd.	16,000	54,369
Fukuoka Financial Group, Inc.	12,000	61,389
Hokuhoku Financial Group, Inc.	15,000	30,798
Mitsubishi UFJ Financial Group, Inc.	199,600	1,177,101
Mizuho Financial Group, Inc.	360,900	700,677
Resona Holdings, Inc.	33,900	188,910
Seven Bank Ltd.	8,900	35,716
Shinsei Bank Ltd.	28,000	59,207
Sumitomo Mitsui Financial Group, Inc.	228,100	9,298,376
Sumitomo Mitsui Trust Holdings, Inc.	53,000	230,640
Suruga Bank Ltd.	122,000	2,378,834
The Bank of Kyoto Ltd.	5,000	45,418
The Bank of Yokohama Ltd.	19,000	108,113
The Chiba Bank Ltd.	12,000	87,354
The Chugoku Bank Ltd.	3,000	46,093
The Gunma Bank Ltd.	6,000	35,303
The Hachijuni Bank Ltd.	7,000	43,032
The Hiroshima Bank Ltd.	8,000	38,821
The Iyo Bank Ltd.	4,000	40,519
The Joyo Bank Ltd.	10,000	53,206
The Shizuoka Bank Ltd.	8,454	91,113
Yamaguchi Financial Group, Inc.	3,274	33,536

		14,838,525

Capital Goods 2.8%
Aica Kogyo Co., Ltd.	277,100	5,973,530
Aida Engineering Ltd.	517,800	4,924,824
Amada Co., Ltd.	6,000	58,278
Asahi Glass Co., Ltd.	16,000	94,813
Chiyoda Corp.	2,417	28,617
Daifuku Co., Ltd.	430,700	5,934,763
Daikin Industries Ltd.	86,400	5,933,862
FANUC Corp.	25,199	4,355,150
Fuji Electric Co., Ltd.	8,000	41,250
Hino Motors Ltd.	4,000	55,316
Hitachi Construction Machinery Co., Ltd.	1,600	32,657
Hoshizaki Electric Co., Ltd.	122,100	6,216,663
IHI Corp.	20,000	92,490
ITOCHU Corp.	226,800	2,887,784
JGC Corp.	3,000	90,907
JTEKT Corp.	3,300	57,133
Kajima Corp.	13,000	60,451
Kanamoto Co., Ltd.	155,100	6,483,491
Kawasaki Heavy Industries Ltd.	23,000	89,473
Komatsu Ltd.	14,600	323,789
Kubota Corp.	17,000	223,810
Kurita Water Industries Ltd.	1,700	39,063
LIXIL Group Corp.	4,000	96,967
Mabuchi Motor Co., Ltd.	400	31,547
Makita Corp.	1,700	100,550
Marubeni Corp.	25,445	178,828
Minebea Co., Ltd.	118,124	1,405,351
Mitsubishi Corp.	22,149	466,721
Mitsubishi Electric Corp.	30,000	396,046
Mitsubishi Heavy Industries Ltd.	48,000	312,894
Mitsui & Co., Ltd.	27,200	436,217
Nabtesco Corp.	1,400	31,630
NGK Insulators Ltd.	4,000	94,641
Nidec Corp.	36,100	2,351,073
NSK Ltd.	7,000	98,478
Obayashi Corp.	10,000	72,983
Sanwa Holdings Corp.	626,000	4,412,601
Shimizu Corp.	9,000	68,936
SMC Corp.	10,637	2,936,648
Sumitomo Corp.	17,400	229,298
Sumitomo Electric Industries Ltd.	11,800	172,958
Sumitomo Heavy Industries Ltd.	9,000	43,985
Tadano Ltd.	383,000	6,653,908
Taisei Corp.	15,000	84,594
THK Co., Ltd.	1,800	43,317
Toshiba Corp.	62,000	275,755
TOTO Ltd.	4,313	54,062
Toyota Tsusho Corp.	3,200	88,962

		65,137,064

Commercial & Professional Supplies 0.5%
Dai Nippon Printing Co., Ltd.	9,000	92,325
Meitec Corp.	34,900	1,150,672
Park24 Co., Ltd.	1,500	27,518
Secom Co., Ltd.	61,500	3,740,807
Sohgo Security Services Co., Ltd.	235,100	5,340,770
Temp Holdings Co., Ltd.	15,800	501,086
Toppan Printing Co., Ltd.	9,000	68,556

		10,921,734

Consumer Durables & Apparel 0.3%
Asics Corp.	2,200	46,690
Bandai Namco Holdings, Inc.	2,900	73,396
Casio Computer Co., Ltd.	3,600	60,571
Fujitsu General Ltd.	449,000	6,197,870
Iida Group Holdings Co., Ltd.	2,000	29,799
Nikon Corp.	5,300	82,202
Panasonic Corp.	35,200	438,889
Rinnai Corp.	500	45,523
Sankyo Co., Ltd.	800	31,130
Sega Sammy Holdings, Inc.	3,200	63,301
Sekisui Chemical Co., Ltd.	7,000	83,933
Sekisui House Ltd.	8,355	109,658
Sharp Corp. *	24,419	76,060
Shimano, Inc.	1,145	133,668
Sony Corp.	16,500	300,725
Yamaha Corp.	2,400	36,571

		7,809,986

Consumer Services 0.0%
Benesse Holdings, Inc.	1,000	37,672
McDonald’s Holdings Co., Ltd.	1,000	25,169
Oriental Land Co., Ltd.	800	150,229

		213,070

Diversified Financials 1.2%
Acom Co., Ltd. *	6,100	24,019
AEON Financial Service Co., Ltd.	2,000	45,580

 9

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Century Tokyo Leasing Corp.	15,900	510,549
Credit Saison Co., Ltd.	2,600	51,157
Daiwa Securities Group, Inc.	1,627,000	13,660,261
Japan Exchange Group, Inc.	4,000	91,006
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,700	48,730
Nomura Holdings, Inc.	56,200	354,823
ORIX Corp.	453,300	7,325,905
SBI Holdings, Inc.	3,336	38,920
Zenkoku Hosho Co., Ltd.	215,100	5,459,595

		27,610,545

Energy 0.0%
Idemitsu Kosan Co., Ltd.	1,300	26,571
Inpex Corp.	13,600	201,561
JX Holdings, Inc.	34,900	179,459
Showa Shell Sekiyu K.K.	2,800	31,580
TonenGeneral Sekiyu K.K.	4,367	38,139

		477,310

Food & Staples Retailing 0.1%
Aeon Co., Ltd.	9,500	106,667
FamilyMart Co., Ltd.	1,000	44,911
Lawson, Inc.	929	69,570
Seven & i Holdings Co., Ltd.	11,700	486,902
Tsuruha Holdings, Inc.	19,400	1,113,648

		1,821,698

Food, Beverage & Tobacco 0.2%
Ajinomoto Co., Inc.	9,142	140,532
Ariake Japan Co., Ltd.	131,000	3,319,762
Asahi Group Holdings Ltd.	6,100	183,968
Calbee, Inc.	1,200	35,637
Japan Tobacco, Inc.	17,300	608,398
Kikkoman Corp.	2,314	50,679
Kirin Holdings Co., Ltd.	12,900	180,822
MEIJI Holdings Co., Ltd.	1,000	71,676
NH Foods Ltd.	3,000	61,412
Nisshin Seifun Group, Inc.	3,300	38,537
Nissin Foods Holdings Co., Ltd.	900	49,452
Suntory Beverage & Food Ltd.	2,300	86,191
Toyo Suisan Kaisha Ltd.	1,365	41,403
Yakult Honsha Co., Ltd.	1,500	79,258
Yamazaki Baking Co., Ltd.	2,000	25,315

		4,973,042

Health Care Equipment & Services 1.2%
Alfresa Holdings Corp.	600	35,820
Hogy Medical Co., Ltd.	97,200	5,428,528
M3, Inc.	274,300	4,427,185
Medipal Holdings Corp.	2,200	27,726
Miraca Holdings, Inc.	110,200	5,100,045
Nihon Kohden Corp.	113,400	5,571,821
Olympus Corp. *	174,700	6,286,366
Suzuken Co., Ltd.	1,100	35,071
Sysmex Corp.	28,200	1,094,738
Terumo Corp.	4,800	108,840

		28,116,140

Household & Personal Products 0.2%
Kao Corp.	104,000	4,276,917
Shiseido Co., Ltd.	5,400	106,428
Unicharm Corp.	1,800	110,219

		4,493,564

Insurance 0.0%
MS&AD Insurance Group Holdings, Inc.	7,810	177,774
NKSJ Holdings, Inc.	5,200	131,308
Sony Financial Holdings, Inc.	2,600	42,581
T&D Holdings, Inc.	8,700	109,190
The Dai-ichi Life Insurance Co., Ltd.	16,700	235,247
Tokio Marine Holdings, Inc.	11,000	345,914

		1,042,014

Materials 0.6%
Air Water, Inc.	2,278	36,432
Asahi Kasei Corp.	360,463	2,848,783
Daicel Corp.	5,000	50,462
Daido Steel Co., Ltd.	4,373	20,435
Hitachi Chemical Co., Ltd.	1,600	28,144
Hitachi Metals Ltd.	3,000	48,784
JFE Holdings, Inc.	8,000	168,848
JSR Corp.	2,700	46,553
Kaneka Corp.	4,337	26,083
Kansai Paint Co., Ltd.	3,373	56,524
Kobe Steel Ltd.	47,000	76,508
Kuraray Co., Ltd.	5,200	68,112
Kureha Corp.	1,073,000	5,722,852
Maruichi Steel Tube Ltd.	700	19,377
Mitsubishi Chemical Holdings Corp.	20,500	89,721
Mitsubishi Gas Chemical Co., Inc.	6,000	38,991
Mitsubishi Materials Corp.	17,000	61,799
Mitsui Chemicals, Inc.	12,000	32,350
Nippon Kayaku Co., Ltd.	49,000	621,142
Nippon Paint Co., Ltd.	3,000	69,125
Nippon Steel & Sumitomo Metal Corp.	120,000	362,359
Nitto Denko Corp.	2,500	111,566
Oji Holdings Corp.	13,000	52,321
OSAKA Titanium technologies Co., Ltd.	105,900	2,871,374
Shin-Etsu Chemical Co., Ltd.	6,424	407,463
Sumitomo Chemical Co., Ltd.	24,000	91,225
Sumitomo Metal Mining Co., Ltd.	8,000	133,274
Taiheiyo Cement Corp.	20,000	77,436
Taiyo Nippon Sanso Corp.	4,000	35,076
Teijin Ltd.	14,000	34,670
Toray Industries, Inc.	23,000	155,683
Toyo Seikan Group Holdings Ltd.	2,300	35,821
Yamato Kogyo Co., Ltd.	600	19,503

		14,518,796

Media 0.0%
Dentsu, Inc.	3,600	142,582
Hakuhodo DY Holdings, Inc.	3,500	36,746
Toho Co., Ltd.	1,700	41,235

		220,563

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Astellas Pharma, Inc.	295,500	4,007,158
Chugai Pharmaceutical Co., Ltd.	3,400	113,162
Daiichi Sankyo Co., Ltd.	10,500	190,929
Eisai Co., Ltd.	3,800	160,968
Hisamitsu Pharmaceutical Co., Inc.	900	35,850
Kyowa Hakko Kirin Co., Ltd.	4,000	54,954

10

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mitsubishi Tanabe Pharma Corp.	3,400	49,387
Ono Pharmaceutical Co., Ltd.	1,300	109,966
Otsuka Holdings Co., Ltd.	5,900	187,872
Santen Pharmaceutical Co., Ltd.	1,100	64,846
Shionogi & Co., Ltd.	4,500	97,150
Sumitomo Dainippon Pharma Co., Ltd.	2,400	29,340
Taisho Pharmaceutical Holdings Co., Ltd.	600	42,713
Takeda Pharmaceutical Co., Ltd.	12,500	570,156

		5,714,451

Real Estate 0.4%
Aeon Mall Co., Ltd.	2,100	49,210
Daito Trust Construction Co., Ltd.	23,500	2,832,361
Daiwa House Industry Co., Ltd.	9,000	182,693
Hulic Co., Ltd.	3,700	43,577
Japan Prime Realty Investment Corp.	11	38,056
Japan Real Estate Investment Corp.	18	101,177
Japan Retail Fund Investment Corp.	34	74,922
Mitsubishi Estate Co., Ltd.	19,587	478,963
Mitsui Fudosan Co., Ltd.	15,000	495,357
Nippon Building Fund, Inc.	22	123,513
Nippon Prologis REIT, Inc.	20	46,520
Nomura Real Estate Holdings, Inc.	2,000	37,160
NTT Urban Development Corp.	1,700	18,521
Sumitomo Realty & Development Co., Ltd.	86,495	3,571,222
Tokyo Tatemono Co., Ltd.	6,460	55,174
Tokyu Fudosan Holdings Corp.	8,800	66,746
United Urban Investment Corp.	41	65,840

		8,281,012

Retailing 0.7%
ABC-Mart, Inc.	400	21,602
Don Quijote Holdings Co., Ltd.	800	43,227
Fast Retailing Co., Ltd.	830	274,023
Hikari Tsushin, Inc.	300	21,964
Isetan Mitsukoshi Holdings Ltd.	5,600	69,394
J. Front Retailing Co., Ltd.	7,000	47,169
Marui Group Co., Ltd.	3,300	31,843
Nitori Holdings Co., Ltd.	27,600	1,550,314
Rakuten, Inc.	11,400	149,716
Ryohin Keikaku Co., Ltd.	53,900	6,505,220
Sanrio Co., Ltd.	700	20,175
Seria Co., Ltd.	126,200	5,486,089
Shimamura Co., Ltd.	342	33,916
Start Today Co., Ltd.	43,100	1,141,819
Takashimaya Co., Ltd.	4,000	36,787
USS Co., Ltd.	3,300	57,649
Yamada Denki Co., Ltd.	14,200	50,399

		15,541,306

Semiconductors & Semiconductor Equipment 0.0%
Advantest Corp.	2,200	24,562
Rohm Co., Ltd.	1,500	84,563
Tokyo Electron Ltd.	2,700	176,373

		285,498

Software & Services 0.3%
Dena Co., Ltd.	1,500	19,346
F@N Communications, Inc.	238,100	3,652,174
Fujitsu Ltd.	29,000	222,299
Gree, Inc. *	1,400	11,053
GungHo Online Entertainment, Inc.	6,400	36,031
Itochu Techno-Solutions Corp.	400	17,889
Kakaku.com, Inc.	2,000	33,848
Konami Corp.	1,400	32,503
Nexon Co., Ltd.	1,600	15,436
Nintendo Co., Ltd.	1,700	188,853
Nomura Research Institute Ltd.	1,500	47,228
NTT Data Corp.	1,900	72,356
Oracle Corp., Japan	600	25,422
Otsuka Corp.	17,800	811,028
SCSK Corp.	27,600	763,272
Trend Micro, Inc.	1,600	56,956
Yahoo Japan Corp.	21,800	98,639

		6,104,333

Technology Hardware & Equipment 1.9%
Brother Industries Ltd.	3,500	62,620
Canon, Inc.	322,260	10,542,816
Citizen Holdings Co., Ltd.	3,900	31,009
FUJIFILM Holdings Corp.	7,200	205,530
Hamamatsu Photonics K.K.	1,000	47,007
Hirose Electric Co., Ltd.	500	70,272
Hitachi High-Technologies Corp.	900	24,142
Hitachi Ltd.	76,000	589,061
Horiba Ltd.	87,300	3,045,261
Hoya Corp.	112,900	3,655,537
Ibiden Co., Ltd.	1,800	35,968
Japan Aviation Electronics Industry Ltd.	245,000	5,041,371
Japan Display, Inc. *	5,500	31,429
Keyence Corp.	10,000	4,356,447
Konica Minolta, Inc.	8,000	85,407
Kyocera Corp.	5,200	251,873
Murata Manufacturing Co., Ltd.	44,624	4,253,795
NEC Corp.	39,000	150,573
Nippon Electric Glass Co., Ltd.	6,000	33,615
Omron Corp.	62,700	2,780,915
Ricoh Co., Ltd.	10,000	114,475
Seiko Epson Corp.	158,800	6,797,573
Shimadzu Corp.	4,000	38,287
TDK Corp.	1,900	91,145
Yaskawa Electric Corp.	3,321	43,282
Yokogawa Electric Corp.	3,200	40,304

		42,419,714

Telecommunication Services 0.1%
KDDI Corp.	9,100	523,094
Nippon Telegraph & Telephone Corp.	5,900	391,785
NTT DOCOMO, Inc.	23,700	415,607
SoftBank Corp.	15,031	1,080,552

		2,411,038

Transportation 0.1%
ANA Holdings, Inc.	19,000	47,006
Central Japan Railway Co.	2,300	326,650
East Japan Railway Co.	5,238	419,601
Hankyu Hanshin Holdings, Inc.	17,000	98,972
Japan Airlines Co., Ltd.	900	49,714
Kamigumi Co., Ltd.	4,000	38,257

 11

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Keikyu Corp.	7,000	61,670
Keio Corp.	9,000	71,785
Keisei Electric Railway Co., Ltd.	4,266	43,733
Kintetsu Corp.	30,000	109,241
Mitsubishi Logistics Corp.	2,000	30,323
Mitsui O.S.K. Lines, Ltd.	17,000	62,989
Nagoya Railroad Co., Ltd.	13,000	54,400
Nippon Express Co., Ltd.	13,000	62,866
Nippon Yusen K.K.	27,000	77,361
Odakyu Electric Railway Co., Ltd.	10,000	97,962
Tobu Railway Co., Ltd.	16,000	83,772
Tokyu Corp.	17,000	122,216
West Japan Railway Co.	2,700	122,462
Yamato Holdings Co., Ltd.	6,000	124,984

		2,105,964

Utilities 0.0%
Chubu Electric Power Co., Inc. *	9,931	115,444
Electric Power Development Co., Ltd.	1,900	61,213
Hokuriku Electric Power Co.	2,500	32,376
Kyushu Electric Power Co., Inc. *	6,400	71,062
Osaka Gas Co., Ltd.	30,000	124,779
Shikoku Electric Power Co., Inc. *	2,700	35,601
The Chugoku Electric Power Co., Inc.	4,500	59,830
The Kansai Electric Power Co., Inc. *	11,700	106,870
Toho Gas Co., Ltd.	6,330	34,977
Tohoku Electric Power Co., Inc.	6,800	74,252
Tokyo Electric Power Co., Inc. *	21,700	84,665
Tokyo Gas Co., Ltd.	37,000	211,370

		1,012,439

		330,824,828

Luxembourg 0.4%

Energy 0.0%
Subsea 7 S.A.	4,220	70,486

Materials 0.4%
APERAM *	265,850	8,946,753
ArcelorMittal	15,267	231,829

		9,178,582

Media 0.0%
RTL Group S.A. *	650	66,168
SES S.A.	4,895	179,925

		246,093

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	976	83,039

		9,578,200

Malaysia 0.2%

Food & Staples Retailing 0.2%
7-Eleven Malaysia Holdings Bhd, Class B *	7,809,000	4,691,264

Mexico 0.0%

Food, Beverage & Tobacco 0.0%
Arca Continental SAB de CV	31,252	220,490

Real Estate 0.0%
Fibra Uno Administracion S.A. de C.V.	37,700	132,492

		352,982

Netherlands 2.5%

Capital Goods 1.7%
Airbus Group N.V.	9,176	532,393
CNH Industrial N.V.	1,431,240	13,210,226
Koninklijke Boskalis Westminster N.V.	276,903	14,789,033
Koninklijke Philips N.V.	342,730	10,563,133
OCI *	1,395	53,304

		39,148,089

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	2,034	100,827

Diversified Financials 0.0%
ING Groep N.V. CVA *	60,769	789,242

Energy 0.0%
Fugro N.V. CVA	1,074	41,356
Koninklijke Vopak N.V.	1,054	48,789

		90,145

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	103,586	1,806,159

Food, Beverage & Tobacco 0.4%
Heineken Holding N.V.	103,959	6,618,851
Heineken N.V.	3,567	250,565
Unilever N.V. CVA	25,519	1,050,260

		7,919,676

Insurance 0.0%
Aegon N.V.	29,353	238,043
Delta Lloyd N.V.	3,237	74,771

		312,814

Materials 0.1%
Akzo Nobel N.V.	30,024	2,162,436
James Hardie Industries plc CDI	6,557	81,429
Koninklijke DSM N.V.	2,484	171,603

		2,415,468

Media 0.0%
Altice S.A. *	923	52,966
Reed Elsevier N.V.	10,856	244,374
Wolters Kluwer N.V.	4,864	134,764

		432,104

Real Estate 0.0%
Corio N.V.	1,140	60,564

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	5,655	533,324
NXP Semiconductor N.V. *	59,974	3,739,379

		4,272,703

Software & Services 0.0%
Gemalto N.V.	1,284	125,404

12

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V. *	51,294	164,020
Ziggo N.V.	2,466	111,205

		275,225

Transportation 0.0%
TNT Express N.V.	7,416	59,759

		57,808,179

New Zealand 0.5%

Consumer Services 0.2%
SKYCITY Entertainment Group Ltd.	1,214,874	3,868,509

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	106,421	729,301

Materials 0.0%
Fletcher Building Ltd.	10,175	78,317

Software & Services 0.0%
Xero Ltd. *	968	20,385

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	28,860	69,627

Transportation 0.3%
Auckland International Airport Ltd.	2,245,083	7,258,161

Utilities 0.0%
Contact Energy Ltd.	5,211	24,470

		12,048,770

Norway 0.6%

Banks 0.0%
DNB A.S.A.	15,192	269,226

Capital Goods 0.2%
Hexagon Composites A.S.A.	868,360	5,067,148

Energy 0.2%
Aker Solutions A.S.A.	2,465	36,379
BW LPG Ltd.	201,750	2,595,690
Farstad Shipping A.S.A. (b)	94,566	1,720,769
Seadrill Ltd.	6,042	217,072
Statoil A.S.A.	17,457	498,826

		5,068,736

Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	11,571	104,736

Insurance 0.1%
Gjensidige Forsikring A.S.A.	46,898	907,171

Materials 0.0%
Norsk Hydro A.S.A.	20,042	118,821
Yara International A.S.A.	2,941	134,784

		253,605

Telecommunication Services 0.1%
Telenor A.S.A.	32,536	748,752

		12,419,374

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	13,111	1,939,379

Poland 0.0%

Banks 0.0%
Powszechna Kasa Oszczednosci Bank Polski S.A.	45,801	520,857

Portugal 0.1%

Banks 0.0%
Banco Comercial Portugues S.A., Class R *	507,681	72,506
Banco Espirito Santo S.A. - Reg’d *	42,176	11,321

		83,827

Energy 0.0%
Galp Energia, SGPS, S.A.	6,040	107,205

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	4,439	58,023
Sonae	1,878,870	2,823,475

		2,881,498

Utilities 0.0%
EDP - Energias de Portugal S.A.	32,603	152,683

		3,225,213

Republic of Korea 1.6%

Consumer Durables & Apparel 0.3%
Coway Co., Ltd.	11,027	950,509
Hanssem Co., Ltd.	64,110	5,821,749

		6,772,258

Consumer Services 0.3%
Hotel Shilla Co., Ltd.	71,520	7,620,809

Household & Personal Products 0.2%
Cosmax, Inc. *	59,880	5,476,208

Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co., Ltd.	9,501	12,296,325
Seoul Semiconductor Co., Ltd.	77,730	2,145,257
SK Hynix, Inc. *	40,600	1,766,488

		16,208,070

Software & Services 0.1%
NAVER Corp.	1,708	1,219,591

		37,296,936

Singapore 2.9%

Banks 0.0%
DBS Group Holdings Ltd.	27,316	397,976
Oversea-Chinese Banking Corp., Ltd.	40,790	325,541
United Overseas Bank Ltd.	20,001	385,982

		1,109,499

Capital Goods 0.2%
Keppel Corp., Ltd.	22,000	192,830
Sarine Technologies Ltd.	1,368,000	3,112,356
Sembcorp Industries Ltd.	15,000	65,686
Sembcorp Marine Ltd.	13,000	43,025
Singapore Technologies Engineering Ltd.	166,000	504,134

 13

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yangzijiang Shipbuilding Holdings Ltd.	29,000	25,207

		3,943,238

Consumer Services 0.0%
Genting Singapore plc	96,000	102,364

Diversified Financials 0.0%
Singapore Exchange Ltd.	13,000	73,338

Energy 0.2%
Ezra Holdings Ltd.	5,292,000	4,959,972

Food & Staples Retailing 0.0%
Olam International Ltd.	8,000	15,840

Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	117,000	49,946
Wilmar International Ltd.	29,000	75,715

		125,661

Media 0.0%
Singapore Press Holdings Ltd.	26,000	86,389

Real Estate 1.0%
Ascendas REIT	4,825,000	9,002,738
CapitaCommercial Trust	30,000	40,008
CapitaLand Ltd.	38,000	104,716
CapitaMall Trust	7,972,200	12,560,832
City Developments Ltd.	6,427	54,281
Global Logistic Properties Ltd.	51,000	113,535
Keppel Land Ltd.	11,000	31,993
UOL Group Ltd.	7,000	37,086

		21,945,189

Retailing 0.2%
Jardine Cycle & Carriage Ltd.	2,000	74,320
OSIM International Ltd.	1,996,000	4,578,613

		4,652,933

Telecommunication Services 0.3%
Singapore Telecommunications Ltd.	127,000	411,045
StarHub Ltd.	2,099,000	7,150,789

		7,561,834

Transportation 0.8%
ComfortDelGro Corp., Ltd.	28,000	57,869
Hutchison Port Holdings Trust, Class U	78,000	58,031
SATS Ltd.	3,321,000	7,986,021
SIA Engineering Co., Ltd. (b)	2,691,000	9,998,783
Singapore Airlines Ltd.	8,331	68,460

		18,169,164

Utilities 0.2%
Hyflux Ltd.	4,406,000	4,182,076

		66,927,497

South Africa 0.1%

Capital Goods 0.1%
Bidvest Group Ltd.	69,594	1,872,174

Spain 1.8%

Banks 0.5%
Banco Bilbao Vizcaya Argentaria S.A.	498,753	6,131,018
Banco de Sabadell S.A.	55,185	179,140
Banco Popular Espanol S.A.	25,433	155,204
Banco Santander S.A.	184,775	1,856,488
Bankia S.A. *	63,568	124,534
Bankinter S.A.	266,337	2,299,721
CaixaBank S.A.	28,631	172,164

		10,918,269

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	2,961	129,501
Ferrovial S.A.	6,676	139,881
Gamesa Corp. Tecnologica S.A. *	221,430	2,772,798
Zardoya Otis S.A.	2,289	35,011

		3,077,191

Commercial & Professional Supplies 0.3%
Applus Services S.A. *	75,370	1,213,109
Prosegur Cia de Seguridad S.A. - Reg’d	679,458	4,583,852

		5,796,961

Consumer Services 0.2%
Melia Hotels International S.A.	437,520	5,075,111

Energy 0.2%
Repsol S.A.	191,444	4,774,145

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	8,853	73,380

Insurance 0.0%
Mapfre S.A.	234,670	902,629

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	29,685	1,339,916

Retailing 0.1%
Inditex S.A.	43,575	1,272,955

Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	93,606	3,683,457

Telecommunication Services 0.0%
Telefonica S.A.	64,456	1,050,794

Transportation 0.1%
Abertis Infraestructuras S.A.	94,699	2,075,560
International Consolidated Airlines Group S.A. *	15,698	87,824

		2,163,384

Utilities 0.0%
Enagas S.A.	3,153	104,899
Gas Natural SDG S.A.	5,670	174,198
Iberdrola S.A.	79,263	589,689
Red Electrica Corp. S.A.	1,623	139,463

		1,008,249

		41,136,441

14

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Sweden 2.9%

Banks 0.1%
Nordea Bank AB	47,715	639,895
Skandinaviska Enskilda Banken AB, A Shares	24,515	328,181
Svenska Handelsbanken AB, A Shares	7,786	374,977
Swedbank AB, A Shares	14,311	366,614

		1,709,667

Capital Goods 1.2%
Alfa Laval AB	5,063	114,972
Assa Abloy AB, B Shares	5,318	261,302
Atlas Copco AB, A Shares	189,439	5,651,887
Atlas Copco AB, B Shares	182,950	4,937,242
Haldex AB	488,880	6,449,230
Sandvik AB	17,264	217,164
Skanska AB, B Shares	5,997	124,609
SKF AB, B Shares	347,816	8,198,774
Volvo AB, B Shares	24,158	294,938

		26,250,118

Commercial & Professional Supplies 0.3%
AF AB, B Shares	337,926	5,651,451
Intrum Justitia AB	25,359	775,991
Securitas AB, B Shares	4,695	54,588

		6,482,030

Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	3,606	89,436
Husqvarna AB, B Shares	6,685	52,728

		142,164

Diversified Financials 0.1%
Avanza Bank Holding AB	78,110	2,763,142
Industrivarden AB, C Shares	1,765	32,809
Investment AB Kinnevik, B Shares	3,776	156,732
Investor AB, B Shares	7,103	255,345

		3,208,028

Energy 0.0%
Lundin Petroleum AB *	3,337	59,811

Food, Beverage & Tobacco 0.3%
AAK AB	58,240	3,317,797
Cloetta AB, B Shares *	864,180	2,583,590
Swedish Match AB	3,051	100,002

		6,001,389

Health Care Equipment & Services 0.0%
Elekta AB, B Shares	5,993	73,434
Getinge AB, B Shares	3,001	73,405

		146,839

Household & Personal Products 0.0%
Svenska Cellulosa AB, S.C.A., B Shares	9,015	222,004

Materials 0.3%
Boliden AB	4,101	66,437
Hexpol AB	75,248	6,321,350

		6,387,787

Retailing 0.6%
Clas Ohlson AB, B Shares	251,450	4,784,264
Hennes & Mauritz AB, B Shares	213,563	8,730,762

		13,515,026

Technology Hardware & Equipment 0.0%
Hexagon AB, B Shares	3,800	117,842
Telefonaktiebolaget LM Ericsson, B Shares	48,039	598,176

		716,018

Telecommunication Services 0.0%
Tele2 AB, B Shares	4,754	57,996
TeliaSonera AB	36,468	273,135

		331,131

		65,172,012

Switzerland 6.8%

Capital Goods 0.8%
ABB Ltd. - Reg’d *	34,632	796,462
Belimo Holding AG - Reg’d	153	405,082
Burckhardt Compression Holding AG	19,596	10,219,694
Geberit AG - Reg’d	7,056	2,364,295
Schindler Holding AG	21,320	3,186,233
Schindler Holding AG - Reg’d	323	47,843
Sulzer AG - Reg’d	360	47,604

		17,067,213

Commercial & Professional Supplies 0.3%
Adecco S.A. - Reg’d *	101,186	7,568,564
SGS S.A. - Reg’d	86	187,346

		7,755,910

Consumer Durables & Apparel 0.6%
Cie Financiere Richemont S.A.	142,967	13,566,455
The Swatch Group AG - Bearer Shares	479	255,442
The Swatch Group AG - Reg’d	651	65,189

		13,887,086

Diversified Financials 1.6%
Cembra Money Bank AG	61,787	3,527,877
Credit Suisse Group AG - Reg’d *	873,349	23,691,996
Julius Baer Group Ltd. *	3,591	152,338
Leonteq AG *	29,520	5,908,873
Pargesa Holding S.A.	405	34,281
Partners Group Holding AG	12,025	3,014,370
UBS AG - Reg’d *	57,116	981,340

		37,311,075

Energy 0.0%
Transocean Ltd.	5,774	232,024

Food, Beverage & Tobacco 0.8%
Aryzta AG *	1,308	118,309
Barry Callebaut AG - Reg’d *	38	46,726
Coca-Cola HBC AG CDI *	3,294	77,174
Lindt & Spruengli AG	15	77,975
Lindt & Spruengli AG - Reg’d	2	124,633
Nestle S.A. - Reg’d	228,159	16,892,893

		17,337,710

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d	10,922	1,694,595

 15

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Straumann Holding AG - Reg’d	3,876	914,595

		2,609,190

Insurance 0.1%
Baloise Holding AG - Reg’d	712	85,728
Swiss Life Holding AG - Reg’d *	523	120,943
Swiss Re AG *	5,505	467,966
Zurich Insurance Group AG *	2,338	679,212

		1,353,849

Materials 1.1%
Clariant AG - Reg’d *	125,381	2,334,203
EMS-Chemie Holding AG - Reg’d	124	53,431
Givaudan S.A. - Reg’d *	702	1,148,185
Glencore plc	1,845,846	11,153,757
Holcim Ltd. - Reg’d *	104,136	8,332,597
Sika AG	356	1,384,845
Syngenta AG - Reg’d	1,451	514,023

		24,921,041

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Actelion Ltd. - Reg’d *	28,740	3,451,842
Lonza Group AG - Reg’d *	883	97,919
Novartis AG - Reg’d	102,289	8,898,999
Roche Holding AG	28,293	8,210,787

		20,659,547

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	883	70,071

Telecommunication Services 0.0%
Swisscom AG - Reg’d	365	202,648

Transportation 0.5%
Kuehne & Nagel International AG - Reg’d	89,510	11,936,855

		155,344,219

Taiwan 1.2%

Capital Goods 0.1%
Airtac International Group	309,410	2,906,497

Diversified Financials 0.4%
Chailease Holding Co., Ltd. (b)	2,403,500	6,272,270
Fubon Financial Holding Co., Ltd.	927,000	1,455,220

		7,727,490

Semiconductors & Semiconductor Equipment 0.5%
Everlight Electronics Co., Ltd.	2,884,000	6,506,273
MediaTek, Inc.	159,000	2,460,705
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	128,777	2,575,540

		11,542,518

Technology Hardware & Equipment 0.2%
Delta Electronics, Inc.	414,000	2,813,313
TPK Holding Co., Ltd.	203,000	1,274,259

		4,087,572

		26,264,077

United Arab Emirates 0.1%

Real Estate 0.1%
Emaar Properties PJSC	454,102	1,202,965

United Kingdom 17.2%

Automobiles & Components 0.0%
GKN plc	26,398	151,885

Banks 1.0%
Barclays plc	255,408	968,172
HSBC Holdings plc (f)	295,446	3,167,451
HSBC Holdings plc (f)	73,737	789,926
Lloyds Banking Group plc *	13,824,683	17,234,874
Royal Bank of Scotland Group plc *	38,700	230,669
Standard Chartered plc	38,070	789,487

		23,180,579

Capital Goods 4.4%
Wolseley plc	52,650	2,741,066
Ashtead Group plc	52,210	783,184
BAE Systems plc	51,156	368,679
Bodycote plc	1,316,971	15,392,075
Brammer plc	760,919	5,517,611
Bunzl plc	143,465	3,845,352
Cobham plc	16,559	81,703
Diploma plc	601,096	6,494,912
Fenner plc	715,334	4,112,171
Grafton Group plc	426,910	4,137,296
HellermannTyton Group plc	1,156,443	6,076,720
IMI plc	115,918	2,764,747
Interserve plc	781,134	8,379,236
Keller Group plc	172,430	2,521,430
Meggitt plc	188,155	1,611,087
Melrose Industries plc	15,664	69,382
Rolls-Royce Holdings plc *	29,214	509,970
Rotork plc	335,458	15,612,480
Smiths Group plc	271,138	5,818,175
Spirax-Sarco Engineering plc	187,094	8,571,070
The Weir Group plc	3,386	146,142
Travis Perkins plc	4,230	119,104
Ultra Electronics Holdings plc	178,786	5,329,679

		101,003,271

Commercial & Professional Supplies 0.6%
Aggreko plc	3,961	114,705
Babcock International Group plc	231,205	4,272,893
Capita plc	258,720	5,238,663
De La Rue plc	265,120	3,260,698
G4S plc	26,746	113,177
Intertek Group plc	2,641	114,025

		13,114,161

Consumer Durables & Apparel 0.3%
Bellway plc	285,660	7,250,889
Burberry Group plc	6,834	162,503
Persimmon plc *	5,320	112,047

		7,525,439

Consumer Services 0.9%
Carnival plc	2,747	98,954
Compass Group plc	258,099	4,205,608
Greene King plc	429,832	5,977,063
InterContinental Hotels Group plc	39,792	1,614,391
The Restaurant Group plc	493,980	5,118,285
TUI Travel plc	144,906	884,539
Whitbread plc	45,956	3,327,920

16

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
William Hill plc	15,048	89,195

		21,315,955

Diversified Financials 0.5%
3i Group plc	14,557	92,458
Aberdeen Asset Management plc	14,467	100,436
Hargreaves Lansdown plc	40,414	696,754
ICAP plc	8,336	48,750
Investec plc	9,673	83,666
London Stock Exchange Group plc	2,950	96,226
Provident Financial plc	22,307	797,970
Schroders plc	215,059	8,640,948
Schroders plc, Non Voting Shares	1,100	34,336

		10,591,544

Energy 0.6%
AMEC plc	4,981	95,350
BG Group plc	148,162	2,921,642
BP plc	289,041	2,353,875
Genel Energy plc *	75,425	1,269,292
Hunting plc	184,123	2,695,103
Petrofac Ltd.	3,837	70,709
Royal Dutch Shell plc, A Shares	61,000	2,508,067
Royal Dutch Shell plc, B Shares	38,277	1,648,276
Tullow Oil plc	14,089	172,739

		13,735,053

Food & Staples Retailing 0.4%
J. Sainsbury plc	18,131	95,566
Tesco plc	2,275,978	9,874,832
WM Morrison Supermarkets plc	34,299	97,351

		10,067,749

Food, Beverage & Tobacco 1.2%
Associated British Foods plc	5,619	263,036
British American Tobacco plc	29,523	1,729,527
Diageo plc	451,581	13,562,027
Imperial Tobacco Group plc	15,069	652,396
SABMiller plc	15,113	822,927
Stock Spirits Group plc *	849,917	4,314,140
Tate & Lyle plc	7,497	78,708
Unilever plc	161,324	6,970,245

		28,393,006

Health Care Equipment & Services 0.0%
Smith & Nephew plc	13,959	240,230

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	94,996	8,386,001

Insurance 1.1%
Admiral Group plc	3,040	74,591
Amlin plc	274,977	2,112,673
Aviva plc	46,758	395,703
Direct Line Insurance Group plc	23,264	111,672
Friends Life Group Ltd.	21,377	119,546
Hiscox Ltd.	113,215	1,289,245
Legal & General Group plc	91,272	360,074
Old Mutual plc	75,509	248,407
Prudential plc	427,265	9,820,196
RSA Insurance Group plc	16,497	127,756
St. James’s Place plc	53,991	659,927
Standard Life plc	36,765	231,666
Willis Group Holdings plc	232,000	9,454,000

		25,005,456

Materials 1.3%
Anglo American plc	21,690	582,506
Antofagasta plc	5,862	79,767
BHP Billiton plc	33,076	1,128,288
Croda International plc	371,064	13,162,075
Fresnillo plc	2,689	42,028
Johnson Matthey plc	3,228	160,841
Randgold Resources Ltd.	1,346	115,900
Rexam plc	10,520	88,682
Rio Tinto plc	62,862	3,592,816
Victrex plc	352,754	9,514,213

		28,467,116

Media 0.5%
British Sky Broadcasting Group plc	16,255	240,605
ITV plc	1,590,455	5,582,765
Pearson plc	12,645	243,587
Reed Elsevier plc	18,961	304,812
WPP plc	276,295	5,500,080

		11,871,849

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
AstraZeneca plc	19,739	1,441,271
BTG plc *	112,983	1,153,725
GlaxoSmithKline plc	378,133	9,112,525
Hikma Pharmaceuticals plc	261,145	7,913,068
Shire plc	95,119	7,829,087

		27,449,676

Real Estate 0.3%
Countrywide plc	624,062	5,473,470
Derwent London plc	16,494	742,787
Hammerson plc	10,685	108,046
Intu Properties plc	14,083	77,833
Land Securities Group plc	12,150	213,163
Segro plc	11,121	66,985
The British Land Co., plc	14,802	175,119

		6,857,403

Retailing 0.5%
ASOS plc *	798	33,547
Kingfisher plc	36,805	185,897
Marks & Spencer Group plc	24,746	179,124
Next plc	37,107	4,235,093
Pets at Home Group plc *	467,640	1,407,708
Poundland Group plc *	1,139,440	6,188,975
Sports Direct International plc *	4,088	45,934

		12,276,278

Semiconductors & Semiconductor Equipment 0.0%
ARM Holdings plc	21,623	307,835
Nanoco Group plc *	23,264	36,233

		344,068

Software & Services 0.1%
Telecity Group plc	211,570	2,829,616
The Sage Group plc	18,865	117,171

		2,946,787

Technology Hardware & Equipment 1.2%
Domino Printing Sciences plc	663,340	6,893,086

 17

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Halma plc	740,732	7,021,768
Laird plc	1,083,597	5,264,338
Oxford Instruments plc	61,642	1,307,189
Spectris plc	198,261	6,377,310

		26,863,691

Telecommunication Services 0.4%
BT Group plc	1,219,962	7,986,962
Inmarsat plc	6,807	83,491
Vodafone Group plc	415,359	1,383,183

		9,453,636

Transportation 0.2%
easyJet plc	143,688	3,131,708
Royal Mail plc	9,560	67,115

		3,198,823

Utilities 0.1%
Centrica plc	81,198	423,079
National Grid plc	58,234	829,440
Severn Trent plc	3,562	116,203
SSE plc	15,405	378,331
United Utilities Group plc	10,763	161,321

		1,908,374

		394,348,030

Total Common Stock
(Cost $1,841,385,958)		2,196,133,065

Preferred Stock 0.3% of net assets

Brazil 0.1%

Banks 0.1%
Itau Unibanco Holding S.A.	171,050	2,646,327

Germany 0.2%

Automobiles & Components 0.0%
Bayerische Motoren Werke AG	783	74,203
Porsche Automobil Holding SE	2,393	223,671
Volkswagen AG	2,539	589,654

		887,528

Capital Goods 0.2%
Jungheinrich AG	56,830	3,460,807

Household & Personal Products 0.0%
Henkel AG & Co. KGaA	2,771	308,136

Materials 0.0%
Fuchs Petrolub SE	1,226	49,202

		4,705,673

Total Preferred Stock
(Cost $7,332,079)		7,352,000

Other Investment Company 3.3% of net assets

Money Market Fund 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	76,469,906	76,469,906

Total Other Investment Company
(Cost $76,469,906)		76,469,906

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Santander S.A. *(a)	184,775	38,108

Capital Goods 0.0%
Zardoya Otis S.A. *(a)	2,289	1,401

		39,509

Switzerland 0.0%

Diversified Financials 0.0%
Leonteq AG *(b)	29,520	253,702

Total Rights
(Cost $39,320)		293,211

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 09/11/14 (d)(e)	120,000	119,999
0.01%, 09/18/14 (d)(e)	200,000	199,998
0.02%, 09/18/14 (d)(e)	3,100,000	3,099,938

Total Short-Term Investments
(Cost $3,419,935)		3,419,935

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $1,945,838,976 and the unrealized appreciation and depreciation were $385,978,150 and ($48,149,009), respectively, with a net unrealized appreciation of $337,829,141.

18

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

At 07/31/14, the values of certain foreign securities held by the fund aggregating $1,850,351,235 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $43,138,615 or 1.9% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	Securities are traded on separate exchanges for the same entity.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

AUD —	Australian dollar
CHF —	Swiss franc
NZD —	New Zealand dollar
SEK —	Swedish krona
USD —	U.S. dollar

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini Long, expires 09/19/14	555	53,146,800	(1,212,775)

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
Expiration		to be	to be	to be	to be	(Depreciation)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

12/17/2014	State Street Bank & Trust Co.	CHF	5,627,000	USD	6,198,711	(1,498)
03/18/2015	State Street Bank & Trust Co.	SEK	6,009,000	USD	870,509	(639)
09/17/2014	State Street Bank & Trust Co.	USD	7,718,078	AUD	8,330,000	(386,845)
09/17/2014	State Street Bank & Trust Co.	USD	874,654	AUD	944,000	(2,020)
10/31/2014	State Street Bank London	USD	6,274,830	AUD	6,793,000	68,813
12/17/2014	State Street Bank & Trust Co.	USD	31,990,505	CHF	29,040,000	1,369,633
10/31/2014	State Street Bank London	USD	6,635,030	NZD	7,877,500	12,319
03/18/2015	State Street Bank & Trust Co.	USD	6,653,038	SEK	45,925,000	187,310

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						1,247,073

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 19

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”) and forward foreign currency exchange contracts (“forwards”): Futures are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

20

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$393,298,960	$—	$393,298,960
Australia[1]	—	81,532,158	—	81,532,158
Commercial & Professional Supplies	812,408	336,561	—	1,148,969
Food & Staples Retailing	38,879	1,402,184	—	1,441,063
Real Estate	469,163	14,126,038	—	14,595,201
Austria[1]	—	3,511,289	—	3,511,289
Capital Goods	2,899,894	58,240	—	2,958,134
Real Estate	42,537	—	—	42,537
Telecommunication Services	28,014	—	—	28,014
Brazil[1]	14,662,613	—	—	14,662,613
Canada[1]	120,618,497	—	—	120,618,497
China[1]	—	21,451,924	—	21,451,924
Consumer Durables & Apparel	5,295,430	—	—	5,295,430
Pharmaceuticals, Biotechnology & Life Sciences	1,077,580	783,461	—	1,861,041
Real Estate	593,843	2,937,085	—	3,530,928
Retailing	6,753,731	—	—	6,753,731
Software & Services	13,728,184	3,809,844	—	17,538,028
Finland[1]	—	9,673,872	—	9,673,872
Capital Goods	75,404	15,964,931	—	16,040,335
Energy	35,516	—	—	35,516
Telecommunication Services	60,835	—	—	60,835
Utilities	177,860	—	—	177,860

 21

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

France[1]	$—	$93,285,512	$—	$93,285,512
Capital Goods	3,627,456	17,437,805	—	21,065,261
Energy	13,070,163	9,653,589	—	22,723,752
Food, Beverage & Tobacco	27,021	20,335,896	—	20,362,917
Health Care Equipment & Services	6,225,320	309,867	—	6,535,187
Media	116,836	3,785,414	—	3,902,250
Pharmaceuticals, Biotechnology & Life Sciences	5,678,840	13,341,820	—	19,020,660
Real Estate	107,399	5,663,118	—	5,770,517
Software & Services	4,352,514	1,405,292	—	5,757,806
Telecommunication Services	118,613	935,737	—	1,054,350
Germany[1]	—	128,566,593	—	128,566,593
Capital Goods	3,693,199	45,886,175	—	49,579,374
Materials	14,772,562	7,436,242	—	22,208,804
Media	2,516,632	6,042,502	—	8,559,134
Real Estate	856,550	865,229	—	1,721,779
Hong Kong[1]	—	38,314,242	—	38,314,242
Capital Goods	3,348,778	567,300	—	3,916,078
Semiconductors & Semiconductor Equipment	2,573,554	5,498,277	—	8,071,831
Software & Services	4,754,199	—	—	4,754,199
Telecommunication Services	36,929	47,384	—	84,313
Utilities	215,542	492,107	—	707,649
India[1]	—	28,909,354	—	28,909,354
Banks	1,350,108	6,210,637	—	7,560,745
Ireland[1]	—	16,810,695	—	16,810,695
Food, Beverage & Tobacco	5,691,543	590,773	—	6,282,316
Israel[1]	—	263,132	—	263,132
Materials	5,446,016	74,802	—	5,520,818
Pharmaceuticals, Biotechnology & Life Sciences	2,623,105	723,138	—	3,346,243
Software & Services	5,119,434	35,656	—	5,155,090
Italy[1]	—	21,932,249	—	21,932,249
Banks	93,038	25,258,676	—	25,351,714
Capital Goods	7,333,361	120,845	—	7,454,206
Luxembourg[1]	—	9,261,621	—	9,261,621
Energy	70,486	—	—	70,486
Media	179,925	66,168	—	246,093
Malaysia[1]	4,691,264	—	—	4,691,264
Mexico[1]	352,982	—	—	352,982
Netherlands[1]	—	53,103,372	—	53,103,372
Media	52,966	379,138	—	432,104
Semiconductors & Semiconductor Equipment	3,739,379	533,324	—	4,272,703
New Zealand[1]	—	11,979,143	—	11,979,143
Telecommunication Services	69,627	—	—	69,627

22

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Norway[1]	$—	$11,258,598	$—	$11,258,598
Insurance	907,171	—	—	907,171
Materials	134,784	118,821	—	253,605
Peru[1]	1,939,379	—	—	1,939,379
Republic of Korea[1]	—	31,820,728	—	31,820,728
Household & Personal Products	5,476,208	—	—	5,476,208
Singapore[1]	—	66,911,657	—	66,911,657
Food & Staples Retailing	15,840	—	—	15,840
Spain[1]	—	35,339,480	—	35,339,480
Commercial & Professional Supplies	1,213,109	4,583,852	—	5,796,961
Sweden[1]	—	19,405,479	—	19,405,479
Capital Goods	6,449,230	19,800,888	—	26,250,118
Food, Beverage & Tobacco	100,002	5,901,387	—	6,001,389
Retailing	4,784,264	8,730,762	—	13,515,026
Switzerland[1]	—	83,628,221	—	83,628,221
Capital Goods	405,082	16,662,131	—	17,067,213
Diversified Financials	5,908,873	31,402,202	—	37,311,075
Food, Beverage & Tobacco	202,608	17,135,102	—	17,337,710
Taiwan[1]	—	14,721,559	—	14,721,559
Semiconductors & Semiconductor Equipment	2,575,540	8,966,978	—	11,542,518
United Kingdom[1]	—	181,658,898	—	181,658,898
Capital Goods	12,012,523	88,990,748	—	101,003,271
Insurance	10,871,001	14,134,455	—	25,005,456
Materials	13,162,075	15,305,041	—	28,467,116
Media	243,587	11,628,262	—	11,871,849
Real Estate	5,473,470	1,383,933	—	6,857,403
Retailing	1,407,708	10,868,570	—	12,276,278
Semiconductors & Semiconductor Equipment	36,233	307,835	—	344,068
Technology Hardware & Equipment	6,893,086	19,970,605	—	26,863,691
Preferred Stock[1]	—	4,705,673	—	4,705,673
Brazil	2,646,327	—	—	2,646,327
Other Investment Company[1]	76,469,906	—	—	76,469,906
Rights
Spain	—	—	39,509	39,509
Switzerland	253,702	—	—	253,702
Short-Term Investments[1]	—	3,419,935	—	3,419,935

Total	$429,857,437	$1,853,771,171	$39,509	$2,283,668,117

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$1,638,075	$—	$1,638,075

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($1,212,775)	$—	$—	($1,212,775)

 23

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

Forward Foreign Currency Exchange Contracts[2]	$—	($391,002)	$—	($391,002)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Hong Kong	$12,251	$—	($12,251)	$—	$—	$—	$—	$—
Japan	49,426	—	278	—	(49,704)	—	—	—
Preferred Stock
United Kingdom	53,040	1,503	(45)	—	(54,498)	—	—	—
Rights
Spain	37,011	—	(1,479)	39,319	(35,342)	—	—	39,509

Total	$151,728	$1,503	($13,497)	$39,319	($139,544)	$—	$—	$39,509

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $38,872,504 and $39,250,951 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

On July 31, 2014, the fund had open forward foreign currency exchange contracts and equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk. The fund also invests in forwards to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The primary risk associated with investing in forwards is currency risk.

REG46830JUL14

24

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

100.9%	Other Investment Companies	158,816,798	190,725,521

100.9%	Total Investments	158,816,798	190,725,521
(0.9%)	Other Assets and Liabilities		(1,655,024)

100.0%	Net Assets		189,070,497

	Number	Value
Security	of Shares	($)

Other Investment Companies 100.9% of net assets

Equity Funds 61.3%

Large-Cap 51.5%
Laudus U.S. Large Cap Growth Fund *(a)	1,557,140	28,775,949
Schwab Core Equity Fund (a)	2,818,805	68,581,518

		97,357,467

Small-Cap 9.8%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,057,898	18,481,481

		115,838,948

Fixed-Income Funds 36.4%

Intermediate-Term Bond 36.4%
Schwab Intermediate-Term Bond Fund (a)	2,254,721	22,975,605
Schwab Total Bond Market Fund (a)	4,854,472	45,923,308

		68,898,913

Money Market Fund 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	5,987,660	5,987,660

Total Other Investment Companies
(Cost $158,816,798)		190,725,521

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $161,474,450 and the unrealized appreciation and depreciation were $29,442,451 and ($191,380), respectively, with a net unrealized appreciation of $29,251,071.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

 1

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$190,725,521	$—	$—	$190,725,521

Total	$190,725,521	$—	$—	$190,725,521

[1]	As categorized in Portfolio Holdings.

2

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46831JUL14

 3

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Other Investment Companies	390,458,263	613,090,487
0.5%	Short-Term Investment	2,665,459	2,665,459

100.0%	Total Investments	393,123,722	615,755,946
0.0%	Other Assets and Liabilities, Net		239,465

100.0%	Net Assets		615,995,411

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.5% of net assets

Equity Funds 99.5%

International 29.9%
Schwab International Index Fund (a)	9,079,569	184,224,459

Large-Cap 44.7%
Schwab S&P 500 Index Fund (a)	9,046,385	275,552,884

Small-Cap 24.9%
Schwab Small-Cap Index Fund (a)	5,729,191	153,313,144

Total Other Investment Companies
(Cost $390,458,263)		613,090,487

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Wells Fargo
0.03%, 08/01/14	2,665,459	2,665,459

Total Short-Term Investment
(Cost $2,665,459)		2,665,459

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $407,619,128 and the unrealized appreciation and depreciation were $208,136,818 and ($0), respectively, with a net unrealized appreciation of $208,136,818.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

 1

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$613,090,487	$—	$—	$613,090,487
Short-Term Investment[1]	—	2,665,459	—	2,665,459

Total	$613,090,487	$2,665,459	$—	$615,755,946

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46832JUL14

2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.6%	Other Investment Companies	411,741,245	696,942,364
3.4%	Short-Term Investments	24,659,100	24,659,100

100.0%	Total Investments	436,400,345	721,601,464
0.0%	Other Assets and Liabilities, Net		315,969

100.0%	Net Assets		721,917,433

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.6% of net assets

Equity Funds 80.3%

International 20.1%
Schwab International Index Fund (a)	7,158,576	145,247,499

Large-Cap 40.5%
Schwab S&P 500 Index Fund (a)	9,580,783	291,830,641

Small-Cap 19.7%
Schwab Small-Cap Index Fund (a)	5,311,931	142,147,278

		579,225,418

Fixed-Income Fund 14.8%

Intermediate-Term Bond 14.8%
Schwab Total Bond Market Fund (a)	11,275,406	106,665,342

Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	11,051,604	11,051,604

Total Other Investment Companies
(Cost $411,741,245)		696,942,364

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	7,343,098	7,343,098
DNB
0.03%, 08/01/14	7,343,098	7,343,098
Sumitomo Mitsui Banking Corp.
0.03%, 08/01/14	2,629,807	2,629,807
Wells Fargo
0.03%, 08/01/14	7,343,097	7,343,097

Total Short-Term Investments
(Cost $24,659,100)		24,659,100

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $440,864,575 and the unrealized appreciation and depreciation were $280,736,889 and ($0), respectively, with a net unrealized appreciation of $280,736,889.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value

 1

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$696,942,364	$—	$—	$696,942,364
Short-Term Investments[1]	—	24,659,100	—	24,659,100

Total	$696,942,364	$24,659,100	$—	$721,601,464

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46835JUL14

 3

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.6%	Other Investment Companies	331,068,838	500,480,787
3.5%	Short-Term Investments	18,252,339	18,252,339

100.1%	Total Investments	349,321,177	518,733,126
(0.1%)	Other Assets and Liabilities, Net		(345,880)

100.0%	Net Assets		518,387,246

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.6% of net assets

Equity Funds 60.2%

International 15.1%
Schwab International Index Fund (a)	3,856,205	78,242,392

Large-Cap 30.4%
Schwab S&P 500 Index Fund (a)	5,173,822	157,594,619

Small-Cap 14.7%
Schwab Small-Cap Index Fund (a)	2,842,198	76,057,216

		311,894,227

Fixed-Income Fund 34.8%

Intermediate-Term Bond 34.8%
Schwab Total Bond Market Fund (a)	19,085,870	180,552,335

Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	8,034,225	8,034,225

Total Other Investment Companies
(Cost $331,068,838)		500,480,787

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.5% of net assets

Time Deposits 3.5%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	5,248,079	5,248,079
Bank of Tokyo-Mitsubishi UFJ
0.03%, 08/01/14	2,508,102	2,508,102
DNB
0.03%, 08/01/14	5,248,079	5,248,079
Sumitomo Mitsui Banking Corp.
0.03%, 08/01/14	5,248,079	5,248,079

Total Short-Term Investments
(Cost $18,252,339)		18,252,339

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $356,895,600 and the unrealized appreciation and depreciation were $161,837,526 and ($0), respectively, with a net unrealized appreciation of $161,837,526.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value

 1

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$500,480,787	$—	$—	$500,480,787
Short-Term Investments[1]	—	18,252,339	—	18,252,339

Total	$500,480,787	$18,252,339	$—	$518,733,126

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46833JUL14

 3

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.6%	Other Investment Companies	163,212,358	214,716,206
3.4%	Short-Term Investments	7,620,381	7,620,381

100.0%	Total Investments	170,832,739	222,336,587
0.0%	Other Assets and Liabilities, Net		37,042

100.0%	Net Assets		222,373,629

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.6% of net assets

Equity Funds 40.2%

International 10.1%
Schwab International Index Fund (a)	1,104,779	22,415,963

Large-Cap 20.4%
Schwab S&P 500 Index Fund (a)	1,489,888	45,381,974

Small-Cap 9.7%
Schwab Small-Cap Index Fund (a)	803,339	21,497,338

		89,295,275

Fixed-Income Fund 54.8%

Intermediate-Term Bond 54.8%
Schwab Total Bond Market Fund (a)	12,889,343	121,933,189

Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	3,487,742	3,487,742

Total Other Investment Companies
(Cost $163,212,358)		214,716,206

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
Australia & New Zealand Banking Group Ltd.
0.03%, 08/01/14	2,243,121	2,243,121
Bank of Tokyo - Mitsubishi UFJ
0.03%, 08/01/14	891,018	891,018
DNB
0.03%, 08/01/14	2,243,121	2,243,121
Sumitomo Mitsui Banking Corp.
0.03%, 08/01/14	2,243,121	2,243,121

Total Short-Term Investments
(Cost $7,620,381)		7,620,381

End of Investments.

At 07/31/14, the tax basis cost of the fund’s investments was $178,524,720 and the unrealized appreciation and depreciation were $43,811,867 and ($0), respectively, with a net unrealized appreciation of $43,811,867.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value

 1

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$214,716,206	$—	$—	$214,716,206
Short-Term Investments[1]	—	7,620,381	—	7,620,381

Total	$214,716,206	$7,620,381	$—	$222,336,587

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

REG46834JUL14

 3

Item 2.	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Capital Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 9/18/2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: 9/18/2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 9/17/2014